AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (6.2%):
Consumer Finance (0.1%):
$200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	$237,957
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	318,377

		556,334

Diversified Financial Services (0.9%):
2,400,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	2,855,933
500,000	Berkshire Hathaway, Inc., 0.75%, 3/16/23, Callable 12/16/22 @ 100	596,891

		3,452,824

Food & Staples Retailing (0.3%):
1,000,000	Walmart, Inc., 1.90%, 4/8/22, Callable 1/8/22 @ 100	1,204,462

Food Products (0.4%):
500,000	Nestle Holdings, Inc., 1.75%, 12/9/20, MTN	646,782
799,000	Nestle Holdings, Inc., 1.88%, 3/9/21	803,994

		1,450,776

Household Products (1.5%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,742,516

Independent Power and Renewable Electricity Producers (0.2%):
500,000	Tennessee Valley Authority, 5.35%, 6/7/21	666,398

Industrial Conglomerates (0.6%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,183,773
200,000	3M Co., Series E, 0.95%, 5/15/23	241,734

		2,425,507

Pharmaceuticals (1.5%):
750,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	885,463
4,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	5,331,262

		6,216,725

Software (0.1%):
250,000	Oracle Corp., Series E, 2.25%, 1/10/21, MTN	295,005

Technology Hardware, Storage & Peripherals (0.6%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,405,876

Total Corporate Bonds (Cost $24,448,455)		24,416,423

Foreign Bonds (71.6%):
Banks (20.7%):
500,000	Australia & New Zealand Banking Group, Ltd., 1.23%(BBSW3M+113bps), 8/16/21, MTN+	361,139
500,000	Australia & New Zealand Banking Group, Ltd., 0.98%(BBSW3M+88bps), 2/8/22, MTN+	361,391

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$500,000	Australia & New Zealand Banking Group, Ltd., 1.09%(BBSW3M+100bps), 3/7/22, MTN+	$362,075
500,000	Australia & New Zealand Banking Group, Ltd., 0.86%(BBSW3M+77bps), 8/29/24, MTN+	362,342
3,000,000	Australia & New Zealand Banking Group, Ltd., 0.86%(BBSW3M+76bps), 1/16/25, MTN+	2,174,772
1,000,000	Bank of Montreal, 0.86%(BBSW3M+77bps), 9/7/21, MTN+	719,431
1,000,000	Bank of Montreal, 1.61%, 10/28/21+	760,568
2,000,000	Bank of Montreal, 1.08%(BBSW3M+99bps), 9/7/23, MTN+	1,452,999
500,000	Bank of Nova Scotia, 0.38%, 4/6/22, MTN+	590,379
2,700,000	Canadian Imperial Bank of Commerce, 1.90%, 4/26/21+	2,045,705
3,800,000	Canadian Imperial Bank of Commerce, 2.90%, 9/14/21+	2,921,896
450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	538,901
1,500,000	Commonwealth Bank of Australia, 2.90%, 7/12/21, MTN+	1,096,151
1,200,000	Commonwealth Bank of Australia, 2.75%, 8/16/21+	877,866
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,187,428
1,000,000	Commonwealth Bank of Australia, 0.98%(BBSW3M+88bps), 7/25/22, MTN+	724,380
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,035,891
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,491,299
1,000,000	DBS Bank, Ltd./Australia, 0.72%(BBSW3M+63bps), 9/13/22, MTN+	719,567
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,355,097
5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	6,203,643
500,000	Euroclear Bank SA, 0.25%, 9/7/22, MTN+	591,446
500,000	Kreditanstalt fuer Wiederaufbau, 5.55%, 6/7/21, MTN+	668,992
500,000	National Australia Bank, Ltd., 3.00%, 5/12/21, MTN+	364,037
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,567,842
500,000	National Australia Bank, Ltd., 1.00%(BBSW3M+90bps), 7/5/22, MTN+	362,186
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	591,956
1,000,000	National Australia Bank, Ltd., 0.90%(BBSW3M+80bps), 2/10/23, MTN+	724,344

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$3,000,000	National Australia Bank, Ltd., 1.01%(BBSW3M+93bps), 9/26/23, MTN+	$2,183,236
2,000,000	National Australia Bank, Ltd., 0.87%(BBSW3M+77bps), 1/21/25, MTN+	1,450,521
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,512,511
1,000,000	Oversea-Chinese Banking Corp., Ltd./Sydney, 0.70%(BBSW3M+60bps), 10/6/20, MTN+	716,139
7,000,000	Royal Bank of Canada, 2.86%, 3/4/21+	5,316,718
3,500,000	Royal Bank of Canada, 2.03%, 3/15/21+	2,648,502
420,000	Royal Bank of Canada, 1.65%, 7/15/21+	318,609
4,000,000	Royal Bank of Canada, 1.58%, 9/13/21+	3,037,825
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,554,509
1,500,000	State of North Rhine-Westphalia Germany, 0.00%, 2/16/21+	1,761,799
4,400,000	State of North Rhine-Westphalia Germany, 0.17%(BP0003M+6bps), 10/29/21, MTN+	5,670,564
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,737,349
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,235,786
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,327,887
4,000,000	Toronto-Dominion Bank (The), 2.62%, 12/22/21+	3,083,100
600,000	Toronto-Dominion Bank (The), 1.10%(BBSW3M+100bps), 7/10/24+	431,092
2,500,000	United Overseas Bank, Ltd./Sydney, 0.63%(BBSW3M+53bps), 7/25/22, MTN+	1,795,108
1,500,000	Westpac Banking Corp., 3.10%, 6/3/21, MTN+	1,094,529
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	353,928
500,000	Westpac Banking Corp., 1.21%(BBSW3M+111bps), 2/7/22, MTN+	362,444
1,000,000	Westpac Banking Corp., 1.05%(BBSW3M+95bps), 11/16/23, MTN+	728,762
3,500,000	Westpac Banking Corp., 1.24%(BBSW3M+114bps), 4/24/24, MTN+	2,568,238
2,000,000	Westpac Banking Corp., 0.98%(BBSW3M+88bps), 8/16/24, MTN+	1,455,247

		81,558,126

Capital Markets (3.3%):
2,000,000	Canada Housing Trust No 1, 0.67%(CDOR03+16bps), 3/15/22+(a)	1,511,732
2,000,000	Canada Housing Trust No 1, 0.61%(CDOR03+10bps), 9/15/22+(a)	1,512,123

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Capital Markets, continued
$6,000,000	Canada Housing Trust No 1, 0.45%(CDOR03-(6)bps), 9/15/23+(a)	$4,529,021
2,000,000	Canada Housing Trust No 1, 0.46%(CD0R03-(5)bps), 3/15/24+(a)	1,509,389
2,500,000	Canada Housing Trust No 1, 0.47%(CDOR03-(4)bps), 3/15/25+(a)	1,888,595
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	397,315
500,000	International Finance Corp., 2.70%, 2/5/21, MTN+	361,120
1,000,000	International Finance Corp., 0.32%(SONIA+25bps), 1/18/22+	1,291,229

		13,000,524

Consumer Finance (2.5%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	755,798
5,368,000	Toyota Finance Australia, Ltd., 0.00%, 4/9/21, MTN+	6,298,788
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,609,585
905,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	1,065,583

		9,729,754

Diversified Financial Services (20.8%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,182,059
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,789,899
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,738,204
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	521,734
1,100,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,312,283
1,500,000	BNG Bank NV, 1.13%, 5/24/21, MTN+	1,946,867
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,537,656
390,000	Caisse d’Amortissement de la Dette Sociale, 3.75%, 10/25/20+	458,411
1,550,000	Caisse d’Amortissement de la Dette Sociale, 3.38%, 4/25/21, MTN+	1,856,122
200,000	Caisse d’Amortissement de la Dette Sociale, Series E, 0.50%, 5/25/23, MTN+	240,358
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,683,013
700,000	Caisse des Depots et Consignations, Series E, 1.00%, 1/25/21, MTN+	905,323
258,000	European Bank for Reconstruction & Development, 0.31%(SONIO/N+25bps), 2/27/23, MTN+	333,034
4,832,000	European Bank for Reconstruction & Development, Series G, 0.36%(SONIO/N+30bps), 2/28/24, MTN+	6,242,582
200,000	European BK Recon & Development, 0.37%(SONIO/N+31bps), 11/13/24, MTN+	258,199
4,000,000	European Investment Bank, Series E, 3.50%, 1/14/21+	451,179

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$23,800,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	$2,600,507
1,600,000	European Investment Bank, 0.40%(SONIO/N+35bps), 6/29/23, MTN+	2,072,798
4,167,000	European Investment Bank, 0.38%(SONIO/N+31bps), 1/15/25, MTN+	5,395,011
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	525,517
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	1,009,047
87,940,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	9,875,360
15,600,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	1,774,933
1,500,000	Kommuninvest I Sverige AB, 1.00%, 11/13/23, MTN+	172,711
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	260,253
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,931,089
500,000	Nestle Finance International, Ltd., Series E, 0.75%, 11/8/21, MTN+	592,343
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	609,235
500,000	NRW.Bank, 0.13%, 3/10/23+	594,840
2,150,000	NRW.Bank, 0.13%, 7/7/23+	2,563,884
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,558,645
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	835,262
1,640,000	Shell International Finance BV, 1.63%, 3/24/21, MTN+	1,940,076
1,500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	1,767,884
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,108,934
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	716,916
486,000	Total Capital International SA, 2.25%, 12/17/20, MTN+	629,393
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,066,174

		82,057,735

Electric Utilities (0.4%):
2,000,000	Hydro-Quebec, 0.70%(CDOR03+20bps), 4/14/23+	1,511,762

Insurance (1.3%):
1,200,000	UNEDIC ASSEO, 0.00%, 11/25/20, MTN+	1,407,456
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	709,123
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,125,962

		5,242,541

Oil, Gas & Consumable Fuels (1.4%):
2,147,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,572,011
1,150,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,372,566

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	$1,557,205

		5,501,782

Pharmaceuticals (3.8%):
750,000	Novartis Finance SA, 0.75%, 11/9/21+	888,936
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,388,947
500,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	595,654
300,000	Sanofi, Series E, 0.00%, 3/21/22, Callable 2/21/22 @ 100, MTN+	352,824
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,294,475
7,900,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,419,672

		14,940,508

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	885,868

Sovereign Bond (16.5%):
1,000,000	African Development Bank, 5.25%, 3/23/22, MTN+	767,518
643,000	Asian Development Bank, 0.35%(SONIO/N+29bps), 3/19/24+	829,928
300,000	Bpifrance Financement SA, Series E, 0.10%, 2/19/21+	352,272
1,000,000	European Stability Mechanism Treasury Bill, 0.00%, 11/19/20+(b)	1,173,148
3,000,000	European Stability Mechanism Treasury Bill, 0.00%, 12/3/20+	3,520,222
2,307,000	European Stability Mechanism Treasury Bill, 0.00%, 12/17/20+(b)	2,707,646
3,000,000	Export Development Canada, 2.40%, 6/7/21, MTN+	2,180,121
1,000,000	Export Development Canada, Series E, 0.37%(SONIO/N+31bps), 5/29/24, MTN+	1,289,364
1,000,000	Export Development Canada, 0.40%(SONIO/N+33bps), 1/17/25, MTN+	1,289,100
1,875,000	France Treasury Bill BTF, 0.00%, 12/9/20+(b)	2,200,425
5,925,000	International Bank for Reconstruction & Development, 0.33%(SONIO/N+27bps), 5/15/24+	7,650,758
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	669,959
500,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.13%, 11/5/20, MTN+	586,458
1,513,000	Monetary Authority of Singapore Bill, 0.00%, 11/27/20+(b)	1,108,225
12,000,000	Province of British Columbia Canada, 3.70%, 12/18/20+	9,080,578
7,000,000	Province of Manitoba Canada, 1.55%, 9/5/21+	5,320,873
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	593,970
11,500,000	Province of Ontario Canada, 0.80%(CDOR03+26bps), 10/27/21+	8,689,264

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$2,000,000	Province of Ontario Canada, 0.66%(CDOR03+15bps), 6/27/22+	$1,512,047
1,000,000	Province of Ontario Canada, 0.56%(CDOR03+5bps), 8/21/23+	755,836
7,000,000	Province of Quebec Canada, 4.50%, 12/1/20+	5,297,108
950,000	Province of Quebec Canada, 0.88%, 5/24/22+	1,235,528
1,500,000	Province of Quebec Canada, 1.10%(CDOR03+54.5bps), 10/19/23, MTN+	1,151,746
3,500,000	Province of Quebec Canada, 0.96%(CDOR03+40.5bps), 10/13/24+	2,688,249
500,000	Swedish Export Credit AB, Series E, 1.38%, 12/15/23, MTN+	666,391
1,500,000	Swedish Exportkredit AB, 0.63%, 12/7/20, MTN+	1,937,056

		65,253,790

Transportation Infrastructure (0.7%):
2,200,000	SNCF Reseau, 0.10%, 5/27/21+	2,586,293

Total Foreign Bonds (Cost $278,941,862)		282,268,683

Yankee Dollars (18.6%):
Banks (0.9%):
447,000	Bank of Nova Scotia, 2.70%, 3/7/22	461,575
3,000,000	Oesterreichische Kontrollbank AG, 0.27% (US0003M+1 bps), 11/22/21	2,999,242

		3,460,817

Capital Markets (1.0%):
4,000,000	International Finance Corp., 0.43% (US0003M+18 bps), 12/15/21, MTN	4,008,900

Diversified Financial Services (8.9%):
600,000	Caisse des Depots et Consignations, 0.39% (US0003M+9 bps), 10/2/20, MTN	600,000
2,000,000	EUROFIMA, 0.37% (US0003M+9 bps), 11/15/21	2,000,060
3,800,000	EUROFIMA, 0.35% (US0003M+10 bps), 3/11/22, MTN	3,797,340
2,000,000	European Bank For Reconstruction & Development, 0.34% (SOFRRATE+26 bps), 3/13/23, MTN	1,995,232
2,125,000	European Bank For Reconstruction & Deveploment, 0.34% (SOFR+26 bps), 8/19/22, MTN	2,123,491
1,300,000	European Investment Bank, 0.37% (SOFR+28 bps), 3/5/24	1,299,350
2,000,000	Kommunalbanken AS, 0.32% (US0003M+4 bps), 4/15/21	1,999,814
1,000,000	Kommunalbanken AS, 0.38% (US0003M+13 bps), 9/8/21(a)	1,000,877
6,000,000	Kommunalbanken AS, 0.34% (US0003M+8 bps), 2/24/22(a)	5,996,382
2,000,000	Kuntarahoitus Oyj, 0.25% (US0003M+1 bps), 10/26/20	2,000,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.35% (US0003M+12 bps), 9/27/21, MTN	$2,999,790
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.43% (SOFR+35 bps), 3/15/22, MTN	3,001,260
6,000,000	Nederlandse Waterschapsbank NV, 0.32% (US0003M+7 bps), 12/15/21(a)	5,997,540
650,000	Total Capital International SA, 2.88%, 2/17/22	671,990

		35,483,126

Oil, Gas & Consumable Fuels (0.2%):
710,000	Shell International Finance BV, 2.38%, 8/21/22	736,673

Sovereign Bond (7.6%):
2,000,000	African Development Bank, 0.26% (US0003M+1 bps), 12/15/21, MTN	1,998,932
2,000,000	Agence Francaise de Developpement EPIC, 0.37% (US0003M+12 bps), 6/7/21, MTN	1,999,360
3,630,000	Asian Development Bank, 0.43% (US0003M+19 bps), 6/16/21, MTN	3,633,390
7,000,000	Asian Development Bank, 0.34% (FEDL01+25 bps), 5/28/24, MTN	6,989,704
50,000	Inter-American Development Bank, 0.47% (US0003M+20 bps), 7/15/21, MTN	50,056
537,000	Inter-American Development Bank, 0.28% (US0003M ), 1/15/22	536,547
4,000,000	Inter-American Development Bank, 0.35% (SOFR+26 bps), 9/16/22	3,997,888
4,000,000	Inter-American Invest Corp., 0.36% (US0003M+9 bps), 10/12/21, MTN	3,998,361
839,000	International Bank For Reconstruction & Development, 0.48% (SOFR+39 bps), 6/17/24	830,099
2,800,000	International Bank For Reconstruction & Development, 0.39% (SOFR+30 bps), 8/6/24	2,791,594
2,000,000	Swedish Export Credit AB, 0.39% (US0003M+12 bps), 7/15/21	2,001,040
1,000,000	Swedish Export Credit AB, Series E, 0.37% (US0003M+12 bps), 12/13/21, MTN	1,000,290

		29,827,261

Total Yankee Dollars (Cost $73,474,975)		73,516,777

Certificates of Deposit (1.5%):
$1,000,000	Oversea-Chinese Banking Corp., Ltd., 0.30%, 10/22/20	1,000,090
5,000,000	Svenska Handelsbanken AB, 0.37%, 5/11/21(a)	5,004,135

Total Certificates of Deposit (Cost $6,000,000)		6,004,225

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies (0.5%):

Money Markets (0.5%):
1,808,417	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	$1,808,417

Total Unaffiliated Investment Companies (Cost $1,808,417)		1,808,417

Total Investment Securities (Cost $384,673,709) - 98.4%		388,014,525
Net other assets (liabilities) - 1.6%		6,341,779

Net Assets - 100.0%		$394,356,304

Percentages indicated are based on net assets as of September 30, 2020.

BP0003M	-	3 Month GBP LIBOR
CDOR03	-	Canadian Dollar LIBOR Rate
FEDL01	-	Effective Federal Fund Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
SONIA	-	Sterling Overnight Interbank Average Rate
US0003M	-	3 Month US Dollar LIBOR

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at September 30, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage
Australia	8.0%
Austria	1.2%
Belgium	0.2%
Canada	20.5%
Denmark	0.3%
Finland	2.4%
France	12.5%
Germany	4.7%
Luxembourg	1.2%
Netherlands	8.0%
New Zealand	1.7%
Norway	3.0%
Singapore	2.2%
Supernational	19.6%
Sweden	7.5%
United Kingdom	0.2%
United States	6.8%
100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Forward Currency Contracts

At September 30, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,111,231	Singapore Dollar	1,512,026	Citigroup	10/2/20	$3,277
U.S. Dollar	62,612,461	European Euro	52,193,796	State Street	10/2/20	1,425,388
U.S. Dollar	10,036,033	British Pound	7,571,987	BNY Mellon	10/7/20	267,013
U.S. Dollar	2,738,324	Norwegian Krone	24,408,494	Citigroup	10/7/20	119,949
U.S. Dollar	40,554,927	British Pound	30,939,637	Citigroup	10/13/20	636,832
U.S. Dollar	12,666,103	Swedish Krona	110,091,012	State Street	10/16/20	366,199
European Euro	6,615,870	U.S. Dollar	7,730,161	BNY Mellon	10/20/20	28,813
U.S. Dollar	64,250,069	European Euro	53,753,261	Citigroup	10/20/20	1,209,203
U.S. Dollar	2,321,274	Canadian Dollar	3,062,134	Bank of America	10/21/20	21,169
U.S. Dollar	60,262,498	Canadian Dollar	79,432,336	BNY Mellon	10/21/20	597,346
U.S. Dollar	2,320,394	Canadian Dollar	3,033,279	BNY Mellon	10/21/20	41,963
U.S. Dollar	1,514,407	Canadian Dollar	1,991,576	Citigroup	10/21/20	18,445
U.S. Dollar	1,517,020	Canadian Dollar	2,000,457	Citigroup	10/21/20	14,388
U.S. Dollar	2,757,314	European Euro	2,311,165	Barclays Bank	10/28/20	46,380
U.S. Dollar	1,166,245	European Euro	987,689	Barclays Bank	10/28/20	7,712
U.S. Dollar	14,978,358	European Euro	12,673,803	Citigroup	10/28/20	112,331
U.S. Dollar	610,167	European Euro	514,534	State Street	10/28/20	6,633
U.S. Dollar	2,973,052	European Euro	2,516,372	State Street	10/28/20	21,416
U.S. Dollar	2,447,618	European Euro	2,074,926	State Street	10/28/20	13,786
U.S. Dollar	2,281,421	European Euro	1,921,355	State Street	10/28/20	27,724
U.S. Dollar	27,309,266	Australian Dollar	37,471,242	Bank of America	10/30/20	474,707

						$5,460,674

European Euro	538,847	U.S. Dollar	639,312	Barclays Bank	10/20/20	$(7,362)
European Euro	464,244	U.S. Dollar	549,984	Citigroup	10/20/20	(5,527)
U.S. Dollar	2,899,992	Canadian Dollar	3,868,473	BNY Mellon	10/21/20	(5,790)
U.S. Dollar	373,426	Canadian Dollar	499,320	BNY Mellon	10/21/20	(1,635)
Canadian Dollar	44,655	U.S. Dollar	33,565	Citigroup	10/21/20	(23)
Canadian Dollar	2,522,508	U.S. Dollar	1,929,428	Citigroup	10/21/20	(34,660)
Canadian Dollar	535,496	U.S. Dollar	408,116	Citigroup	10/21/20	(5,881)
U.S. Dollar	202,827	European Euro	174,318	State Street	10/28/20	(1,643)
U.S. Dollar	606,107	British Pound	475,665	Barclays Bank	10/30/20	(7,646)
U.S. Dollar	682,423	British Pound	530,552	BNY Mellon	10/30/20	(2,152)
U.S. Dollar	3,154,957	British Pound	2,451,735	State Street	10/30/20	(8,532)
U.S. Dollar	1,104,305	Singapore Dollar	1,512,365	Citigroup	11/10/20	(3,993)
U.S. Dollar	60,681,482	European Euro	51,721,626	State Street	12/29/20	$(86,704)

						$(171,548)

Total Net Forward Currency Contracts						$5,289,126

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (0.9%):
4,047	Airbus SE	$293,714
982	Avon Rubber plc	53,697
44,779	BAE Systems plc	276,929
6,187	CAE, Inc.	90,523
3,081	Chemring Group plc	9,521
15	Dassault Aviation SA	12,731
504	Elbit Systems, Ltd.	61,248
89	Facc AG*	530
2,535	Heroux-Devtek, Inc.*	17,593
1,604	Kongsberg Gruppen ASA	24,048
9,452	Leonardo SpA	55,261
1,132	LISI	22,491
20,980	Meggitt plc	69,563
1,940	MTU Aero Engines AG	322,619
19,005	QinetiQ Group plc	67,900
22,913	Rolls-Royce Holdings plc^	38,012
2,553	Saab AB*	75,095
2,582	Safran SA*	254,047
20,156	Senior plc	11,596
25,500	Singapore Technologies Engineering, Ltd.	65,003
1,841	Thales SA	137,835
3,264	Ultra Electronics Holdings plc	87,914

		2,047,870

Air Freight & Logistics (0.6%):
31,587	Bollore, Inc.	117,886
6,117	BPOST SA	53,771
1,400	Chuo Warehouse Co., Ltd.	16,628
2,399	Cia de Distribucion Integral Logista Holdings SA	41,039
6,355	CTT-Correios de Portugal SA	18,762
10,513	Deutsche Post AG	479,346
5,994	Freightways, Ltd.	30,778
73	ID Logistics Group*	15,777
37,500	Kerry Network, Ltd.	67,969
2,300	Kintetsu World Express, Inc.	48,755
1,800	Konoike Transport Co., Ltd.	19,726
1,541	Mainfreight, Ltd.	47,009
1,800	Mitsui-Soko Holdings Co., Ltd.	31,370
1,146	Oesterreichische Post AG^	38,546
27,139	PostNL NV*	82,543
35,743	Royal Mail plc	110,065
900	SBS Holdings, Inc.	18,788
1,500	SG Holdings Co., Ltd.	77,973
27,700	Singapore Post, Ltd.	13,130
5,312	Wincanton plc	13,781
36	XPO Logistics Europe SADIR*	9,876
3,700	Yamato Holdings Co., Ltd.	97,408
1,600	Yasuda Logistics Corp.	14,336

		1,465,262

Airlines (0.3%):
2,930	Air Canada*	34,529
13,467	Air France-KLM*^	46,397
26,921	Air New Zealand, Ltd.	24,296
1,200	ANA Holdings, Inc.^	27,807
57,347	Cathay Pacific Airways, Ltd.*	39,907
9,717	Deutsche Lufthansa AG, Registered Shares*^	83,745
4,978	easyJet plc	32,312
1,728	Exchange Income Corp.	39,417
13,156	International Consolidated Airlines Group SA^	15,969
4,400	Japan Airlines Co., Ltd.	82,610
6,945	JET2 plc	60,328
30,119	Qantas Airways, Ltd.	87,736

Shares		Fair Value
Common Stocks, continued
Airlines, continued
53,500	Singapore Airlines, Ltd.	$136,781

		711,834

Auto Components (2.2%):
1,000	Aisan Industry Co., Ltd.	4,456
2,900	Aisin Sieki Co., Ltd.	92,735
7,300	Akebono Brake Industry Co., Ltd.*	10,231
1,027	Akwel	20,433
2,314	Arb Corp., Ltd.	46,414
266	Autoneum Holding AG*	32,678
4,346	Brembo SpA	43,391
10,600	Bridgestone Corp.	334,866
1,647	Bulten AB	13,118
11	Burelle SA	7,129
3,874	CIE Automotive SA	73,002
6,123	Compagnie Generale des Establissements Michelin SCA, Class B	655,110
1,922	Continental AG	208,330
2,800	Daido Metal Co., Ltd.^	13,588
2,400	Daikyonishikawa Corp.	12,775
2,000	Denso Corp.	87,618
11,875	Dometic Group AB(a)	146,842
1,800	Eagle Industry Co., Ltd.	13,575
673	Edag Engineering Group AG*	6,753
1,724	ElringKlinger AG*	13,408
1,700	Exedy Corp.	22,122
3,980	Faurecia SA	171,851
2,300	FCC Co., Ltd.	42,366
1,000	F-Tech, Inc.	4,781
4,000	Futaba Industrial Co., Ltd.	20,339
1,400	G-Tekt Corp.	15,943
3,900	Gud Holdings, Ltd.	31,871
2,186	Hella GmbH & Co. KGaA*	110,194
1,600	Hi-Lex Corp.	18,202
700	H-One Co., Ltd.	3,752
1,200	Imasen Electric Industrial	7,815
1,800	Kasai Kogyo Co., Ltd.	6,066
2,500	Keihin Corp.*	61,456
2,000	Koito Manufacturing Co., Ltd.	101,975
250,591	Kongsberg Automotive ASA*	3,440
1,400	KYB Corp.*	28,985
2,493	Leoni AG*	14,770
2,733	Linamar Corp.	81,308
9,928	Magna International, Inc.	454,207
1,150	Magna Internationl, Inc.	52,628
6,366	Martinrea International, Inc.	45,567
2,000	Mitsuba Corp.*	6,978
3,200	Musashi Seimitsu Industry Co., Ltd.	33,706
4,800	NGK Spark Plug Co., Ltd.	83,751
6,600	NHK SPRING Co., Ltd.	42,248
600	Nichirin Co., Ltd.	7,605
3,600	Nifco, Inc.	98,192
3,300	Nippon Seiki Co., Ltd.	36,168
1,400	Nissin Kogyo Co., Ltd.	29,792
2,700	NOK Corp.	28,117
5,985	Nokian Renkaat OYJ	169,311
800	Ohashi Technica, Inc.	11,120
2,600	Pacific Industrial Co., Ltd.	23,851
1,800	Piolax, Inc.	26,723
13,329	Pirelli & C SpA*(a)	57,083
2,839	Plastic Omnium SA	74,658
6,300	Press Kogyo Co., Ltd.	17,894
3,582	PWR Holdings, Ltd.	12,204
400	Riken Corp.	10,318
4,208	SAF-Holland SE*	33,984
1,600	Sanden Holdings Corp.*	4,632

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,900	Sanoh Industrial Co., Ltd.	$10,304
2,535	Schaeffler AG	15,648
1,200	Shoei Co., Ltd.	39,925
4,000	Showa Corp.*	86,982
1,800	Stanley Electric Co., Ltd.	51,660
12,500	Sumitomo Electric Industries, Ltd.	140,479
2,900	Sumitomo Riko Co., Ltd.	15,462
7,700	Sumitomo Rubber Industries, Ltd.	71,436
300	T RAD Co., Ltd.	3,746
1,400	Tachi-S Co., Ltd.	12,942
800	Taiho Kogyo Co., Ltd.	4,280
8,119	TI Fluid Systems plc(a)	16,147
2,500	Tokai Rika Co., Ltd.	37,286
2,500	Topre Corp.	26,912
6,800	Toyo Tire Corp.	109,875
2,500	Toyoda Gosei Co., Ltd.	57,308
3,500	Toyota Boshoku Corp.	49,575
700	Toyota Industries Corp.	44,269
1,500	TPR Co., Ltd.	18,238
1,400	TS Tech Co., Ltd.	39,593
2,000	Unipres Corp.	16,330
2,847	Valeo SA	87,003
66,000	Xinyi Glass Holdings, Ltd.	133,539
6,500	Yokohama Rubber Co., Ltd. (The)	92,527
600	Yorozu Corp.	6,001

		5,131,892

Automobiles (2.3%):
7,259	Bayerische Motoren Werke AG (BMW)	527,012
13,872	Daimler AG, Registered Shares	747,891
1,019	Ferrari NV	187,588
28,375	Fiat Chrysler Automobiles NV	347,334
17,800	Honda Motor Co., Ltd.	420,033
8,600	Isuzu Motors, Ltd.	75,352
7,900	Mazda Motor Corp.	46,201
8,800	Mitsubishi Motors Corp.	19,427
24,000	Nissan Motor Co., Ltd.*	85,312
2,700	Nissan Shatai Co., Ltd.	23,625
14,678	Piaggio & C SpA	39,621
23,694	PSA Peugeot Citroen SA*	427,158
3,686	Renault SA*	95,132
4,600	Subaru Corp.	89,311
3,300	Suzuki Motor Corp.	141,364
28	Toyota Motor Corp., ADR	3,708
28,624	Toyota Motor Corp.	1,893,449
794	Volkswagen AG*	138,784
6,200	Yamaha Motor Co., Ltd.	90,165

		5,398,467

Banks (6.5%):
3,000	77th Bank	46,408
3,666	ABN AMRO Group NV*(a)	30,652
15,084	AIB Group plc	15,471
500	Aichi Bank, Ltd. (The)	14,436
1,500	Akita Bank, Ltd. (The)	22,574
3,329	Aktia Bank OYJ*	36,044
1,200	Aomori Bank, Ltd. (The)	28,536
3,300	Aozora Bank, Ltd.	54,848
12,908	Australia & New Zealand Banking Group, Ltd.	159,772
2,000	Awa Bank, Ltd. (The)	49,367
19,504	Banca Monte dei Paschi di Siena SpA*^	31,665
21,166	Banca Popolare di Sondrio SCPA*	44,233
56,924	Banco Bilbao Vizcaya Argentaria SA	157,305
36,557	Banco Bilbao Vizcaya Argentaria SA, ADR	100,166

Shares		Fair Value
Common Stocks, continued
Banks, continued
44,790	Banco Bpm SpA	$75,761
106,975	Banco Comercial Portugues SA, Class R*	10,022
238,968	Banco de Sabadell SA	82,650
72,501	Banco Santander SA	135,050
8,101	Bank Hapoalim BM	43,275
27,389	Bank Leumi Le-Israel Corp.	120,564
36,738	Bank of East Asia, Ltd. (The)	67,732
974	Bank of Georgia Group plc	11,175
29,096	Bank of Ireland Group plc	53,906
900	Bank of Iwate, Ltd. (The)	21,685
1,200	Bank of Kyoto, Ltd. (The)	57,981
6,527	Bank of Montreal	381,242
1,600	Bank of Montreal	93,544
500	Bank of Nagoya, Ltd. (The)	12,151
9,618	Bank of Nova Scotia	399,243
820	Bank of Okinawa, Ltd. (The)	24,503
23,359	Bank of Queensland, Ltd.	96,187
1,100	Bank of Saga, Ltd. (The)	13,684
2,000	Bank of The Ryukyus, Ltd.	17,353
50,112	Bankia SA	72,758
23,015	Bankinter SA	99,012
71	Banque Cantonale de Geneve	13,337
1,420	Banque Cantonale Vaudois, Registered Shares	143,990
35,666	Barclays plc, ADR	178,687
21,540	Bendigo & Adelaide Bank, Ltd.	93,513
303	Berner Kantonalbank AG	75,849
4,368	BNP Paribas SA	158,216
38,542	BOC Hong Kong Holdings, Ltd.	102,245
13,388	BPER Banca^	31,165
59,686	CaixaBank SA	126,536
200	Canadian Imperial Bank of Commerce	14,951
5,889	Canadian Imperial Bank of Commerce^	440,026
4,227	Canadian Western Bank	85,245
11,600	Chiba Bank, Ltd. (The)	64,024
4,300	Chiba Kogyo Bank, Ltd. (The)	10,193
10,000	Chong Hing Bank, Ltd.	11,623
6,200	Chugoku Bank, Ltd. (The)	59,467
700	Chukyo Bank, Ltd. (The)	14,085
1,097	Comdirect Bank AG	17,798
31,551	Commerzbank AG	155,052
11,410	Commonwealth Bank of Australia	521,380
12,500	Concordia Financial Group, Ltd.	43,579
20,243	Credit Agricole SA	176,917
5,165	Credito Emiliano SpA*	24,095
3,488	Credito Valtellinese SpA*	33,184
16,000	Dah Sing Banking Group, Ltd.	13,867
5,600	Dah Sing Financial Holdings, Ltd.	13,496
1,900	Daishi Hokuetsu Financial Group, Inc.	39,361
12,668	Danske Bank A/S	171,630
5,200	DBS Group Holdings, Ltd.	76,503
7,483	DNB ASA*	103,413
1,600	Ehime Bank, Ltd. (The)	18,002
2,450	Erste Group Bank AG*	51,231
6,500	Fidea Holdings Co., Ltd.	6,800
13,601	Finecobank Banca Fineco SpA	187,123
3,600	First Bank of Toyama, Ltd. (The)	10,656
1,816	First International Bank of Israel	37,677
1,000	Fukui Bank, Ltd. (The)	16,856
7,000	Fukuoka Financial Group, Inc.	117,869
2,200	Fukushima Bank, Ltd. (The)	5,120
19,400	Gunma Bank, Ltd. (The)	64,710

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,200	Hachijuni Bank, Ltd. (The)	$36,200
5,105	Hang Seng Bank, Ltd.	75,780
27,746	Heartland Group Holdings Npv	23,305
11,800	Hiroshima Bank, Ltd. (The)	67,141
1,000	Hokkoku Bank, Ltd. (The)	29,389
6,000	Hokuhoku Financial Group, Inc.	60,449
32,619	HSBC Holdings plc, ADR^	638,679
9,400	Hyakugo Bank, Ltd. (The)	29,430
1,000	Hyakujushi Bank, Ltd. (The)	16,940
14,738	ING Groep NV*	104,344
127,279	Intesa Sanpaolo SpA*	238,966
15,332	Isreal Discount Bank	41,349
9,500	Iyo Bank, Ltd. (The)	62,953
620	Jimoto Holdings, Inc.	6,683
1,200	Juroku Bank, Ltd. (The)	22,864
2,048	Jyske Bank A/S*	57,701
4,842	Kansai Mirai Financial Group,Inc.	19,886
3,511	KBC Group NV	175,785
5,800	Keiyo Bank, Ltd. (The)	26,829
400	Kita-Nippon Bank, Ltd. (The)	7,822
2,500	Kiyo Bank, Ltd. (The)	38,695
20,990	Kyushu Financial Group, Inc.^	98,565
1,296	Laurentian Bank of Canada	26,623
120,273	Liberbank SA*	31,871
562	Liechtensteinische Landesbank AG	31,799
362,899	Lloyds Banking Group plc*	123,128
96,996	Lloyds TSB Group plc, ADR	126,095
162	Luzerner Kantonalbank AG	68,618
24,670	Mebuki Financial Group, Inc.	55,981
9,651	Mediobanca SpA	75,672
700	Michinoku Bank, Ltd. (The)	8,984
62,500	Mitsubishi UFJ Financial Group, Inc.	248,062
800	Miyazaki Bank, Ltd. (The)	18,279
3,605	Mizrahi Tefahot Bank, Ltd.	63,916
12,880	Mizuho Financial Group, Inc.	160,914
1,300	Musashino Bank, Ltd. (The)	19,375
800	Nagano Bank, Ltd. (The)	11,091
1,300	Nanto Bank, Ltd. (The)	24,064
24,605	National Australia Bank, Ltd.	313,878
9,441	National Bank of Canada	469,001
19,782	Natwest Group plc, ADR*	53,214
50,252	Natwest Group plc	68,602
7,200	Nishi-Nippon Holdings, Inc.	50,350
28,930	Nordea Bank AB*	220,463
17,400	North Pacific Bank, Ltd.	37,936
7,556	Norwegian Finans Holding ASA*	54,799
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	40,762
1,000	Oita Bank, Ltd. (The)	23,241
16,486	Oversea-Chinese Banking Corp., Ltd.	102,449
28,000	Public Financial Holdings, Ltd.	6,454
7,184	Raiffeisen International Bank-Holding AG*	109,809
26,700	Resona Holdings, Inc.	91,008
1,393	Ringkjoebing Landbobank A/S	105,654
12,263	Royal Bank of Canada	860,128
10,941	Royal Bank of Canada	768,270
1,190	San Ju San Financial Group, Inc.	15,599
6,200	San-In Godo Bank, Ltd. (The)	33,347
4,451	Sbanken ASA*(a)	32,295
11,600	Senshu Ikeda Holdings, Inc.	19,397
24,500	Seven Bank, Ltd.^	59,412
1,300	Shiga Bank, Ltd. (The)^	30,494
1,000	Shikoku Bank, Ltd. (The)	7,081
400	Shimizu Bank, Ltd. (The)	7,196
5,900	Shinsei Bank, Ltd.	73,114
3,800	Shizuoka Bank, Ltd. (The)	26,286

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,610	Skandinaviska Enskilda Banken AB, Class A*	$67,391
14,223	Societe Generale	188,184
4,543	Spar Nord Bank A/S*	33,926
8,634	Sparebank 1 Sr-Bank ASA*	71,585
121	St. Galler Kantonalbank AG	51,948
49,637	Standard Chartered plc	227,522
7,000	Sumitomo Mitsui Financial Group, Inc.	194,811
1,900	Sumitomo Mitsui Trust Holdings, Inc.	50,565
1,500	Suruga Bank, Ltd.	5,423
14,413	Svenska Handelsbanken AB, Class A*	121,100
3,421	Swedbank AB, Class A*	53,526
3,208	Sydbank A/S*	50,292
1,200	Taiko Bank, Ltd. (The)	18,042
8,700	Tochigi Bank, Ltd. (The)	15,054
6,500	Toho Bank, Ltd. (The)	14,289
1,100	Tokyo Kiraboshi Financial Group, Inc.	11,842
7,500	Tomony Holdings, Inc.	24,262
2,200	Toronto-Dominion Bank (The)	101,870
7,456	Toronto-Dominion Bank (The)	344,765
2,100	Towa Bank, Ltd. (The)	14,418
6,200	Tsukuba Bank, Ltd.	11,841
60,591	Unicaja Banco SA*(a)	45,390
35,794	Unicredit SpA	295,145
8,727	United Overseas Bank, Ltd.	122,543
682	Valiant Holding AG	57,441
764	Van Lanschot Kempen NV	14,075
34,734	Virgin Money UK plc*	32,468
582	Walliser Kantonalbank, Registered Shares	67,965
30,920	Westpac Banking Corp.	373,005
1,600	Yamagata Bank, Ltd. (The)	20,727
7,200	Yamaguchi Financial Group, Inc.	46,959
1,800	Yamanashi Chuo Bank, Ltd. (The)	14,116
6	Zuger Kantonalbank AG	41,063

		15,668,445

Beverages (1.3%):
1,900	Andrew Peller, Ltd.	14,413
8,852	Anheuser-Busch InBev NV	477,752
4,300	Asahi Breweries, Ltd.	149,789
10,973	Britvic plc	116,195
11,716	C&C Group plc	29,581
1,053	Carlsberg A/S, Class B	141,816
11,116	Coca-Cola Amatil, Ltd.	75,779
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	36,830
6,758	Coca-Cola European Partners plc	265,746
3,906	Coca-Cola HBC AG	96,535
5,510	David Campari-Milano NV	60,216
4,082	Diageo plc, ADR	561,927
4,304	Fevertree Drinks plc	128,420
1,838	Heineken NV	163,316
900	ITO EN, Ltd.	64,219
4,900	Kirin Holdings Co., Ltd.	92,045
109	Laurent-Perrier*	9,076
653	Olvi OYJ	33,144
412	Pernod Ricard SA	65,743
5,750	Primo Water Corp.	81,668
305	Remy Cointreau SA	55,666
1,549	Royal Unibrew A/S	159,659
4,000	Sapporo Breweries, Ltd.	71,952
3,457	Stock Spirits Group plc	9,608
1,000	Suntory Beverage & Food, Ltd.	37,591

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
2,800	Takara Holdings, Inc.	$31,095
6,474	Treasury Wine Estates, Ltd.	41,531

		3,071,312

Biotechnology (0.5%):
195	Argenx SE*	51,359
788	Bavarian Nordic A/S*	24,570
906	Biogaia AB	58,761
486	Biotest AG	14,242
3,023	CSL, Ltd.	622,736
225	Galapagos NV*	31,954
442	Genmab A/S*	160,529
634	Genus plc	31,459
5,747	Knight Therapeutics, Inc.*	25,036
29,311	Mesoblast, Ltd.*	108,197
300	Peptidream, Inc.*	14,098
475	Pharma Mar SA	60,016
1,008	Swedish Orphan Biovitrum AB*	24,382
1,155	Zealand Pharma A/S*	43,896

		1,271,235

Building Products (1.3%):
4,300	AGC, Inc.	125,951
1,100	AICA Kogyo Co., Ltd.^	39,076
2,028	Arbonia AG	26,052
1,049	ASSA Abloy AB, Class B	24,495
12	Belimo Holding AG, Registered Shares	90,653
2,400	Bunka Shutter Co., Ltd.	19,034
1,800	Central Glass Co., Ltd.	37,318
11,276	Compagnie de Saint-Gobain SA	473,374
2,400	Daikin Industries, Ltd.	442,600
114	dorma kaba Holding AG	61,849
567	Geberit AG, Registered Shares	336,056
12,489	Gwa Group, Ltd.	24,901
3,298	Inrom Construction Industries, Ltd.	13,305
2,938	Inwido AB	29,830
3,374	Kingspan Group plc*	306,838
4,017	Lindab International AB	70,044
3,900	Lixil Group Corp.	78,426
600	Maeda Kosen Co., Ltd.	15,577
1,796	Nibe Industrier AB, Class B*	46,309
4,000	Nichias Corp.	94,614
1,500	Nichiha Corp.	44,966
1,600	Nippon Hume Corp.	12,166
4,100	Nippon Sheet Glass Co., Ltd.*	14,896
2,401	Nordic Waterproofing Holding AS*(a)	32,877
1,500	Noritz Corp.	21,678
1,400	Okabe Co., Ltd.	10,826
5,784	Polypipe Group plc*	32,096
353	Rockwool International A/S	135,340
144	Rockwool International A/S	49,477
1,900	Sankyo Tateyama, Inc.	17,784
7,800	Sanwa Holdings Corp.	82,757
47	Schweiter Technologies AG	65,495
900	Shin Nippon Air Technologies Co., Ltd.	19,636
1,800	Sinko Industries, Ltd.	25,100
1,211	Systemair AB*	31,898
1,800	Takara Standard Co., Ltd.	24,206
2,310	Tarkett SA*	31,118
7,093	Tyman plc*	20,314
3,400	Uponor OYJ	59,575
638	Zehnder Group AG	30,901

		3,119,408

Capital Markets (2.8%):
13,849	3i Group plc	177,740

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
24,792	ABG Sundal Collier Holding ASA	$14,137
3,200	AGF Management, Ltd.	14,253
1,600	Aizawa Securities Co., Ltd.	10,514
2,242	AJ Bell plc	12,997
949	Alantra Partners SA	11,507
2,800	Alaris Equity Partners Income	23,007
1,655	Altamir	34,331
817	Amundi SA(a)	57,591
7,128	Anima Holding SpA(a)	27,883
9,209	Ashmore Group plc	42,318
670	ASX, Ltd.	39,236
4,255	Avanza Bank Holding AB	83,489
5,188	Azimut Holding SpA	93,674
2,819	Banca Generali SpA*	85,640
521	Bellevue Group AG	13,240
8,900	Brewin Dolphin Holdings plc	26,765
1,500	Brookfield Asset Management, Inc., Class A	49,639
1,678	Brookfield Asset Management, Inc., Class A	55,475
2,865	Bure Equity AB	90,059
4,759	Burford Capital, Ltd.	38,248
2,497	Canaccord Genuity Group, Inc.	12,734
7,682	CI Financial Corp.	97,454
117	Cie Financiere Tradition SA	14,421
5,230	Close Brothers Group plc	68,623
20,849	Credit Suisse Group AG	208,729
18,300	Daiwa Securities Group, Inc.	76,820
4,462	Dea Capital SpA	6,076
12,602	Deutsche Bank AG, Registered Shares*	106,238
10,467	Deutsche Bank AG, Registered Shares*	87,923
1,138	Deutsche Beteiligungs AG	41,341
1,924	Deutsche Boerse AG	337,850
1,252	Eastnine AB	15,632
5,622	EFG International AG	31,320
258,000	Emperor Capital Group, Ltd.*	4,487
2,588	Euronext NV(a)	323,456
2,000	Fiera Capital Corp.	15,337
2,372	Flow Traders(a)	94,821
10,649	GAM Holding AG*	20,560
2,674	Georgia Capital plc*	12,610
795	Gimv NV	44,560
2,400	GMO Financial Holdings, Inc.	14,436
1,675	Guardian Capital Group, Ltd., Class A	31,313
142,000	Guotai Junan International Hol	18,994
135,243	Haitong International Securities	32,695
5,422	Hargreaves Lansdown plc	108,667
8,194	Hong Kong Exchanges & Clearing, Ltd.	385,166
4,000	Ichiyoshi Securities Co., Ltd.	17,882
11,954	IG Group Holdings plc	121,885
1,732	IGM Financial, Inc.	39,716
218	Ina Invest Holding AG*	4,408
5,941	Intermediate Capital Group plc	91,257
22,533	Investec plc	41,428
28,134	IOOF Holdings, Ltd.	62,305
60,525	IP Group plc*	60,769
1,700	IwaiCosmo Holdings, Inc.	20,774
1,400	JAFCO Group Co., Ltd.	58,982
4,800	Japan Exchange Group, Inc.	134,344
4,092	Julius Baer Group, Ltd.	174,494
17,082	Jupiter Fund Management plc	49,435
138,000	Kingston Financial Group, Ltd.	12,559

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
800	Kyokuto Securities Co., Ltd.	$4,628
1,218	London Stock Exchange Group plc	139,314
2,447	Macquarie Group, Ltd.	210,148
2,131	Magellan Financial Group, Ltd.	86,835
50,276	Man Group plc/Jersey	74,687
2,300	Marusan Securities Co., Ltd.	9,849
1,180,000	Mason Group Holdings, Ltd.*	4,604
2,900	Mito Securities Co., Ltd.	5,857
3,035	MLP SE	20,452
7,700	Monex Group, Inc.	19,439
33,189	Natixis	74,583
4,265	Navigator Global Investments, Ltd.	4,667
5,522	Netwealth Group, Ltd.	60,684
11,266	Ninety One plc*	29,619
19,100	Nomura Holdings, Inc.	87,142
29,223	NZX, Ltd.	31,309
9,500	Okasan Securities Group, Inc.	31,306
2,586	Pacific Current Group, Ltd.	10,868
253	Partners Group Holding AG	232,868
8,321	Pendal Group, Ltd.	32,658
1,616	Perpetual, Ltd.	32,496
11,593	Platinum Asset Management, Ltd.	25,586
2,595	Polar Capital Holdings plc	15,674
3,710	Premier Miton Group plc	4,403
72,391	Quilter plc(a)	119,573
565	Rathbone Brothers plc	11,185
9,785	Ratos AB, Class B*	36,463
1,549	Rothschild & Co.*	43,538
2,800	SBI Holdings, Inc.	72,462
1,368	Schroders plc	32,658
1,783	Schroders plc	62,128
11,400	Singapore Exchange, Ltd.	76,735
430	Sprott, Inc.	14,679
17,766	St. James Place plc	212,242
700	Strike Co., Ltd.	41,052
900	Swissquote Group Holding SA	73,116
2,584	Tamburi Investment Partners SP	17,113
331	TMX Group, Ltd.	34,045
8,500	Tokai Tokyo Financial Holdings, Inc.	22,057
4,000	Toyo Securities Co., Ltd.	4,385
22,042	TP ICAP plc	64,852
15,471	UBS Group AG	172,760
18,081	Uob-Kay Hian Holdings, Ltd.	16,447
1,325	Vontobel Holding AG	87,042
245	Vp Bank AG, Registered Shares	30,043
550	VZ Holding AG	49,071

		6,647,566

Chemicals (4.0%):
900	Achilles Corp.	15,036
3,300	Adeka Corp.	47,504
3,982	Air Liquide SA	631,799
7,800	Air Water, Inc.	105,532
2,028	Akzo Nobel NV	205,360
700	Arakawa Chemical Industries, Ltd.	8,431
3,549	Arkema SA	376,463
28,500	Asahi Kasei Corp.	248,822
1,100	ASAHI YUKIZAI Corp.	14,230
3,175	BASF SE	193,315
3,760	Borregaard ASA	57,594
52,400	China Sunsine Chemical Holdings, Ltd.	13,118
1,540	Christian Hansen Holding A/S	171,191
1,600	CI Takiron Corp.	10,620
10,241	Clariant AG	201,399
2,528	Corbion NV	116,237
4,483	Covestro AG(a)	222,561

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,733	Croda International plc	$220,611
1,000	Dai Nippon Toryo Co., Ltd.	9,462
7,200	Daicel Corp.	51,897
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	18,005
900	Dainichiseika Color & Chemical	19,285
4,300	Dainippon Ink & Chemicals, Inc.	107,444
4,000	Denka Co., Ltd.	121,759
18,377	Elementis plc*	18,000
108	EMS-Chemie Holding AG	96,931
8,516	Ercros SA	18,717
9,485	Essentra plc*	31,127
60,321	Evolva Holding SA*	15,392
1,699	Evonik Industries AG	44,011
1,728	Fuchs Petrolub AG	87,867
1,106	FUCHS Petrolub SE	41,486
300	Fujimori Kogyo Co., Ltd.	12,383
1,400	Fuso Chemical Co., Ltd.	49,656
37	Givaudan SA, Registered Shares	159,514
29	Gurit Holding AG	61,625
835	H&R GMBH & Co. KGAA*	4,952
1,900	Harima Chemicals Group, Inc.	19,986
4,570	Hexpol AB	40,917
700	Hodogaya Chemical Co., Ltd.	32,067
25,088	ICL Group, Ltd.	88,616
27,517	Incitec Pivot, Ltd.	40,152
1,500	Ishihara Sangyo Kaisha, Ltd.	10,308
1,000	JCU Corp.	33,092
6,711	Johnson Matthey plc	202,904
700	Jsp Corp.	10,747
2,000	JSR Corp.	47,444
5,063	K+S AG, Registered Shares	34,881
2,000	Kaneka Corp.^	56,164
1,100	Kansai Paint Co., Ltd.	27,326
5,000	Kanto Denka Kogyo Co., Ltd.	34,404
4,999	Kemira OYJ	63,667
1,400	Kh Neochem Co., Ltd.	32,878
1,500	Koatsu Gas Kogyo Co., Ltd.	11,982
2,070	Koninklijke DSM NV	341,086
1,000	Konishi Co., Ltd.	14,701
11,800	Kuraray Co., Ltd.	114,616
800	Kureha Corp.	34,690
3,934	Lanxess AG	225,752
671	Lenzing AG	36,929
1,300	Lintec Corp.	30,265
2,350	Methanex Corp.	57,340
12,300	Mitsubishi Chemical Holdings Corp.	71,026
4,800	Mitsubishi Gas Chemical Co., Inc.	89,065
3,400	Mitsui Chemicals, Inc.	82,260
800	Nihon Kagaku Sangyo Co., Ltd.	7,783
2,300	Nihon Nohyaku Co., Ltd.	11,205
2,600	Nihon Parkerizing Co., Ltd.	25,484
600	Nippon Chemical Industrial Co., Ltd.	13,199
5,500	Nippon Kayaku Co., Ltd.	48,615
1,400	Nippon Pillar Packing Co., Ltd.	21,248
3,000	Nippon Sanso Holdings Corp.	46,380
700	Nippon Shokubai Co., Ltd.	37,363
800	Nippon Soda Co., Ltd.	22,889
2,400	Nissan Chemical Corp.	128,042
1,500	Nitto Denko Corp.	97,806
700	NOF Corp.	27,635
1,831	Novozymes A/S, Class B	115,192
14,367	Nufarm, Ltd.*	39,972
4,481	Nutrien, Ltd.	175,789
2,200	Nutrien, Ltd.	86,272
1,600	OCI NV*	20,539

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
500	Okamoto Industries, Inc.	$19,544
600	Okura Industrial Co., Ltd.	9,101
3,258	Orica, Ltd.	36,093
1,000	Osaka Organic Chemical Industry, Ltd.	26,522
964	Plastivaloire*	4,178
2,613	Recticel SA	26,615
2,800	Riken Technos Corp.	11,252
500	Sakai Chemical Industry Co., Ltd.	9,779
2,400	Sakata Inx Corp.	24,120
700	Sanyo Chemical Industries, Ltd.	32,606
900	Sekisui Plastics Co., Ltd.	5,196
1,100	Shikoku Chemicals Corp.	12,200
2,200	Shin-Etsu Chemical Co., Ltd.	287,188
1,800	Shin-Etsu Polymer Co., Ltd.	15,340
6,900	Showa Denko K.K.	126,490
1,873	Sika AG	460,265
1,754	SOL SpA	24,362
778	Solvay SA	66,895
400	Stella Chemifa Corp.	11,335
1,500	Sumitomo Bakelite Co., Ltd.	41,284
19,100	Sumitomo Chemical Co., Ltd.	63,252
300	Sumitomo Seika Chemicals Co. Ltd.	9,750
2,031	Symrise AG	280,937
18,622	Synthomer plc	75,940
700	T Hasegawa Co., Ltd.	14,059
1,200	T&K Toka Co., Ltd.	10,100
300	Taiyo Holdings Co., Ltd.	15,694
600	Takasago International Corp.	12,420
600	Tayca Corp.	8,244
9,600	Teijin, Ltd.	148,866
500	Tenma Corp.	8,438
1,223	Tessenderlo Group SA*	45,935
2,007	Tikkurila OYJ	35,129
4,900	Toagosei Co., Ltd.	52,671
8,100	Tokai Carbon Co., Ltd.	86,547
4,100	Tokuyama Corp.	98,781
600	Tokyo Ohka Kogyo Co., Ltd.	31,032
29,500	Toray Industries, Inc.	134,918
5,100	Tosoh Corp.	82,933
1,200	Toyo Ink SC Holdings Co., Ltd.	22,967
5,000	Toyobo Co., Ltd.	68,895
7,200	Ube Industries, Ltd.	121,551
3,116	Umicore SA	129,729
1,909	Victrex plc	44,999
329	Wacker Chemie AG	31,956
997	Yara International ASA	38,410
2,900	Zeon Corp.	30,525

		9,595,057

Commercial Services & Supplies (1.5%):
800	AEON Delight Co., Ltd.	22,154
17,026	Aggreko plc	80,710
4,044	Aker Carbon Capture AS*	2,581
29,916	Babcock International Group plc	96,143
748	Befesa SA(a)	29,915
1,800	Bell System24 Holdings, Inc.	30,354
13,069	Biffa plc(a)	36,601
896	Bilfinger SE	16,370
13,431	Bingo Industries, Ltd.	23,358
1,670	Black Diamond Group, Ltd.*	1,869
14,490	Brambles, Ltd.	109,059
5,960	Bravida Holding AB*(a)	72,431
800	Calian Group, Ltd.	40,409
2,850	Caverion Corp.*	20,292
300	Central Security Patrols Co., Ltd.	10,148
338	Cewe Stiftung & Co. KGAA*	37,086

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
46,000	Cleanaway Waste Management, Ltd.	$69,639
10,948	Collection House, Ltd.	3,190
1,829	Coor Service Management Holding AB(a)	12,454
2,400	CTS Co., Ltd.	21,850
4,400	Dai Nippon Printing Co., Ltd.	89,136
1,000	Daiseki Co., Ltd.	24,933
6,041	De La Rue plc*	10,126
3,731	Derichebourg SA	11,060
35,378	Downer EDI, Ltd.	111,941
1,100	Duskin Co., Ltd.	30,013
2,064	Edenred	92,591
1,700	EF-ON, Inc.	10,424
9,528	Elis SA	120,104
79,627	G4S plc*	205,481
435	GL Events	4,218
16,464	HomeServe plc	261,477
2,180	Horizon North Logistics, Inc.	8,351
900	Inaba Seisakusho Co., Ltd.	11,689
2,297	Intrum AB	56,244
5,989	ISS A/S	78,970
1,800	Itoki Corp.	6,193
42,602	IWG plc*	142,003
400	Japan Elevator Service Holdings Co., Ltd.	13,949
3,300	Kokuyo Co., Ltd.	41,436
400	Kyodo Printing Co., Ltd.	10,021
2,302	Lassila & Tikanoja OYJ	34,962
4,748	Loomis AB	129,786
700	Matsuda Sangyo Co., Ltd.	10,306
5,449	Mears Group plc	7,715
72,758	Mitie Group plc	30,713
2,100	Mitsubishi Pencil Co., Ltd.	27,340
1,400	NAC Co., Ltd.	13,689
15,900	Nippon Parking Development Co., Ltd.	19,784
1,600	Okamura Corp.	11,292
1,100	Oyo Corp.	13,053
2,700	Park24 Co., Ltd.	43,592
2,696	PayPoint plc	17,503
1,400	Pilot Corp.	41,115
2,400	Prestige International, Inc.	21,645
13,654	Prosegur Cia de Seguridad SA	32,604
2,400	Relia, Inc.	30,338
11,583	Renewi plc	2,904
23,855	Rentokil Initial plc*	164,145
2,500	Ritchie Bros Auctioneers, Inc.	148,283
3,299	RPS Group plc*	1,912
900	Sato Holdings Corp.	19,158
400	SECOM Co., Ltd.	36,555
6,430	Securitas AB, Class B*	98,447
3,267	Smartgroup Corp., Ltd.	13,410
787	Societe BIC SA	41,202
400	Sohgo Security Services Co., Ltd.	19,063
5,537	Spie SA*	99,098
1,300	Takeei Corp.	12,399
2,256	Tomra Systems ASA*	97,098
2,600	Toppan Forms Co., Ltd.	24,751
3,280	Toppan Printing Co., Ltd.	46,205
4,470	Transcontinental, Inc.	55,195
980	Waste Connections, Inc.	101,724
290	Waste Connections, Inc.	30,146

		3,574,105

Communications Equipment (0.2%†):
2,792	Adva Optical Networking Se*	19,832
700	Aiphone Co., Ltd.	10,104

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
1,400	Audiocodes, Ltd.	$44,044
700	DKK Co., Ltd.	17,399
500	Icom, Inc.	13,066
18,706	Nokia OYJ*	73,311
10,200	Quarterhill, Inc.	13,790
418	RTX A/S	14,213
2,600	Sierra Wireless, Inc.*	29,019
26,263	Spirent Communications plc	96,363
2,701	Telefonaktiebolaget LM Ericsson, Class B^	29,544
9,300	VTech Holdings, Ltd.	57,995

		418,680

Construction & Engineering (2.3%):
4,558	ACS Actividades de Construccion y Servicios SA	103,258
3,143	Adapteo OYJ	28,363
3,353	Aecon Group, Inc.	34,452
1,894	AF Gruppen ASA	34,795
4,044	Aker Offshore Wind Holding AS*	2,194
4,247	Arcadis NV	91,980
300	Asanuma Corp.	11,712
2,110	Badger Daylighting, Ltd.	60,349
20,372	Balfour Beatty plc	58,521
375	Bauer AG*	4,040
3,929	Boskalis Westminster	78,123
16,800	Boustead Singapore, Ltd.	8,519
7,647	Bouygues SA	265,079
209	Burkhalter Holding AG	14,338
14,759	Cardno, Ltd.*	3,071
1,700	Chudenko Corp.	37,086
589	CIE d’Entreprises CFE SA	38,915
2,026	Cimic Group, Ltd.*	26,987
1,721	ComSys Holdings Corp.	47,915
6,098	Costain Group plc*	3,213
500	Dai-Dan Co., Ltd.	13,175
1,200	Daiho Corp.	34,213
800	Daiichi Kensetsu Corp.	13,479
4,223	Eiffage SA	344,147
2,783	Elecnor SA	28,489
44	Electra, Ltd./Israel	19,775
7,737	Eltel AB*(a)	18,319
37,002	Empresas ICA SAB de C.V.*	156
2,066	Ferrovial SA	50,114
1,664	FLSmidth & Co. A/S	47,368
1,925	Fomento de Construcciones y Contratas SA	18,343
440	Fudo Tetra Corp.	6,373
200	Fukuda Corp.	9,719
4,363	Galliford Try Holdings plc	4,314
6,000	Hazama Ando Corp.	41,461
1,713	Heijmans NV	14,542
600	Hibiya Engineering, Ltd.	10,227
373	Hochtief AG	29,033
1,093	Implenia AG	33,323
14,759	Intega Group, Ltd.*	2,802
7,400	JGC Holdings Corp.	76,873
15,905	John Laing Group plc(a)	64,241
8,879	Johns Lyng Group, Ltd.	17,711
8,000	Kajima Corp.	95,832
3,000	Kandenko Co., Ltd.	24,519
400	Kawada Technologies, Inc.	18,418
3,807	Keller Group plc	29,871
26,029	Kier Group plc*	16,386
5,100	Kinden Corp.	89,903
15,900	Koninklijke BAM Groep NV	20,123
1,600	Kumagai Gumi Co., Ltd.	41,169

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,500	Kyowa Exeo Corp.	$65,249
2,200	Kyudenko Corp.	63,510
7,400	Lian Beng Group, Ltd.	2,034
5,300	Maeda Corp.	38,690
1,200	Maeda Road Construction Co., Ltd.	21,933
9,546	Maire Tecnimont SpA	16,606
1,700	Meisei Industrial Co., Ltd.	13,813
3,300	Mirait Holdings Corp.	50,369
2,500	Monadelphous Group, Ltd.	18,219
1,922	Morgan Sindall Group plc	28,342
1,375	NCC AB, Class B	25,120
1,000	Nichireki Co., Ltd.	16,131
1,900	Nippo Corp.	52,450
1,600	Nippon Densetsu Kogyo Co., Ltd.	33,560
700	Nippon Koei Co., Ltd.	18,973
200	Nippon Road Co., Ltd. (The)	14,656
2,800	Nishimatsu Construction Co., Ltd.	55,625
30,510	NRW Holdings, Ltd.	44,542
23,900	Obayashi Corp.	216,638
4,863	Obrascon Huarte Lain SA*	3,238
1,100	Okumura Corp.	27,555
8,600	OSJB Holdings Corp.	20,022
10,581	Peab AB*	106,447
14,700	Penta-Ocean Construction Co., Ltd.	96,556
726	Per Aarsleff Holding A/S	30,569
21,562	Sacyr SA	38,193
1,900	Sanki Engineering Co., Ltd.	20,772
1,700	Seikitokyu Kogyo Co., Ltd.	12,941
26,757	Service Stream, Ltd.	39,395
3,211	Shapir Engineering And Indus*	21,510
11,913	Shikun & Binui, Ltd.*	53,169
15,800	Shimizu Corp.	118,504
1,500	Shinnihon Corp.	13,081
8,714	Skanska AB, Class B*	183,683
5,800	SNC-Lavalin Group, Inc.	93,007
881	Strabag Se*	27,100
6,980	Sumitomo Mitsui Construction	28,323
2,141	Sweco AB-B Shs	118,967
700	Taihei Dengyo Kaisha, Ltd.	15,692
800	Taikisha, Ltd.	22,090
5,400	Taisei Corp.	181,982
1,400	Takamatsu Construction Group C	30,614
400	Tekken Corp.	7,997
900	TOA Corp.	14,432
400	TOA Road Corp.	13,805
1,630	Tobishima Corp.	16,895
8,900	Toda Corp.	61,009
400	Toenec Corp.	13,599
1,000	Tokyo Energy & Systems, Inc.	7,093
5,100	Tokyu Construction Co., Ltd.	22,233
1,100	Totetsu Kogyo Co., Ltd.	29,607
4,300	Toyo Construction Co., Ltd.	16,749
2,100	Toyo Engineering Corp.*	6,786
3,109	Veidekke ASA*	40,112
8,943	Vinci SA	745,853
1,400	Wakachiku Construction Co., Ltd.	16,008
1,700	Yahagi Construction Co., Ltd.	15,027
7,664	YIT OYJ	46,269
1,200	Yokogawa Bridge Holdings Corp.	22,219
1,200	Yurtec Corp.	7,363

		5,390,254

Construction Materials (0.9%):
13,883	Adbri, Ltd.	28,414
1,800	Asia Pile Holdings Corp.	8,395
35,662	Boral, Ltd.	116,849
4,759	Brickworks, Ltd.	66,326

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
1,147	Buzzi Unicem SpA	$15,070
1,663	Buzzi Unicem SpA	38,677
16,084	CRH plc, ADR	580,471
22,791	CSR, Ltd.	69,869
14,576	Fletcher Building, Ltd.	37,118
1,160	H+H International A/S, Class B*	23,044
2,326	HeidelbergCement AG	142,663
13,005	Ibstock plc*(a)	26,134
1,243	Imerys SA	46,211
5,016	James Hardie Industries SE	119,450
400	Krosaki Harima Corp.	11,386
8,941	LafargeHolcim, Ltd., Registered Shares	407,673
12,098	Marshalls plc	101,751
2,500	Nippon Concrete Industries Co., Ltd.	8,120
500	Shinagawa Refractories Co., Ltd.	11,694
123	STO SE & Co KGaA	16,348
1,500	Sumitomo Osaka Cement Co., Ltd.	48,498
7,200	Taiheiyo Cement Corp.	183,782
1,300	TYK Corp.	4,222
998	Vicat	33,380

		2,145,545

Consumer Finance (0.3%):
3,700	AEON Financial Service Co., Ltd.	33,644
15,300	Aiful Corp.*	39,550
96,000	Allied Properties HK, Ltd.	23,660
9,830	Arrow Global Group plc*	16,108
6,358	Axactor SE*	5,048
1,148	Cembra Money Bank AG	136,380
2,404	Credit Corp. Group, Ltd.	29,331
6,600	Credit Saison Co., Ltd.	70,057
18,226	Eclipx Group, Ltd.*	20,359
23,958	Flexigroup, Ltd.	18,642
1,185	Gruppo MutuiOnline SpA	32,907
2,616	H&T Group plc	8,918
3,200	Hitachi Capital Corp.	75,221
5,740	Hoist Finance AB*(a)	20,206
17,800	Hong Leong Finance, Ltd.	29,829
14,415	International Personal Finance*	8,617
577	Isracard, Ltd.	1,432
4,300	J Trust Co., Ltd.	9,929
1,800	Jaccs Co., Ltd.	29,172
8,490	Money3 Corp., Ltd.	12,877
15,200	Orient Corp.	16,375
213,600	Oshidori International Holdings, Ltd.*	24,003
4,742	Provident Financial plc*	11,846
4,452	Resurs Holding AB(a)	23,007
38,000	Sun Hung Kai & Co., Ltd.	14,842

		711,960

Containers & Packaging (0.7%):
8,372	BillerudKorsnas AB	140,482
4,231	Cascades, Inc.	53,515
1,780	CCL Industries, Inc.	68,639
41,250	DS Smith plc	156,624
1,600	FP Corp.	67,380
1,900	Fuji Seal International, Inc.	36,634
1,000	Hokkan Holdings, Ltd.	13,716
4,430	Huhtamaki OYJ	218,953
3,327	Intertape Polymer Group, Inc.	37,058
276	Mayr Melnhof Karton AG	47,914
47,217	Orora, Ltd.	81,278
6,607	Pact Group Holdings, Ltd.	10,811
8,600	Rengo Co., Ltd.	64,940
8,406	SIG Combibloc Group AG	168,787
8,090	Smurfit Kappa Group plc	317,407
500	Taisei Lamick Co., Ltd.	13,357

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
600	Tomoku Co., Ltd.	$9,553
5,400	Toyo Seikan Group Holdings, Ltd.	53,753
750	Vetropack Holding AG	46,100
887	Vidrala SA	96,602
300	Winpak, Ltd.	10,241

		1,713,744

Distributors (0.2%):
600	Arata Corp.	29,946
11,493	Bapcor, Ltd.	56,014
1,900	Canon Marketing Japan, Inc.	38,031
500	Chori Co., Ltd.	7,670
1,234	D’ieteren SA/NV	76,690
1,000	Doshisha Co., Ltd.	20,095
1,600	Happinet Corp.	21,517
4,313	Headlam Group plc	14,928
29,210	Inchcape plc*	165,329
3,000	Jardine Cycle & Carriage, Ltd.	39,803
7,157	John Menzies plc	10,541
400	Paltac Corp.	20,192
3,025	Uni-Select, Inc.	12,951

		513,707

Diversified Consumer Services (0.1%):
23,128	AA plc	8,644
3,986	Academedia AB(a)	32,872
2,000	Benesse Holdings, Inc.	51,360
10,000	Cross-Harbour Holdings, Ltd. (The)	17,965
4,259	Dignity plc*	23,419
42,880	G8 Education, Ltd.	30,037
1,700	IBJ, Inc.	17,589
2,783	IDP Education, Ltd.	38,019
7,311	InvoCare, Ltd.	51,253
300	PIA Corp.	9,240
900	QB Net Holdings Co., Ltd.	15,945
2,600	Riso Kyoiku Co., Ltd.	7,126
700	Studio Alice Co., Ltd.	11,180
1,300	Take And Give Needs Co., Ltd.	7,328

		321,977

Diversified Financial Services (0.9%):
863	Ackermans & Van Haaren NV*	111,882
376	Aker ASA	16,194
101,535	AMP, Ltd.	95,537
3,396	Banca Farmafactoring SpA*(a)	19,086
1,140	Banca Ifis SpA*	10,973
6,216	Cerved Group SpA*	44,396
21,477	Challenger, Ltd.	59,120
14,100	Ecn Capital Corp.	53,587
700	eGuarantee, Inc.	15,936
20,244	Element Fleet Management Corp.	168,472
3,300	Financial Products Group Co., Ltd.	16,758
108,669	First Pacific Co., Ltd.	29,555
1,200	Fuyo General Lease Co., Ltd.	74,361
596,000	Get Nice Holdings, Ltd.	13,013
1,236,000	G-Resources Group, Ltd.*	7,058
167	Hypoport SE*	104,531
800	Japan Investment Adviser Co., Ltd.	9,435
4,600	Japan Securities Finance Co., Ltd.	22,348
114,599	M&G plc	234,503
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	106,393
1,800	Mizuho Leasing Co., Ltd.	46,306
900	NEC Capital Solutions, Ltd.	16,076
16,085	Ofx Group, Ltd.	12,686
7,289	Omni Bridgeway, Ltd.	20,558
2,247	Onex Corp.	100,249
23,500	ORIX Corp.	292,602

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
5,100	Plus500, Ltd.	$103,023
1,100	Ricoh Leasing Co., Ltd.	29,753
42,370	Standard Life Aberdeen plc	123,333
1,900	Tokyo Century Corp.	103,410
2,200	Zenkoku Hosho Co., Ltd.	86,633

		2,147,767

Diversified Telecommunication Services (2.4%):
644	BCE, Inc.	26,710
974	BCE, Inc.	40,392
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	42,297
323,265	BT Group plc	410,733
1,817	Cellnex Telecom SAU(a)	110,416
25,395	Chorus, Ltd.	145,651
90,000	CITIC Telecom International Holdings, Ltd.	28,717
45,198	Deutsche Telekom AG, Registered Shares	757,074
4,161	Elisa OYJ	245,228
4,460	Euskaltel SA(a)	47,128
2,209	Gamma Communications plc	47,050
27,500	HKBN, Ltd.	52,381
82,295	HKT Trust & HKT, Ltd.	109,033
426	Iliad SA	78,361
1,600	Internet Initiative Japan, Inc.	72,056
121,735	Koninklijke KPN NV	286,209
68,700	NetLink NBN Trust	49,159
7,000	Nippon Telegraph & Telephone Corp.	143,233
46,684	Orange SA	485,712
237,553	PCCW, Ltd.	141,980
5,067	Proximus SADP	92,484
9,797	Q.Beyond AG	14,999
48,100	Singapore Telecommunications, Ltd.	75,053
34,736	Spark New Zealand, Ltd.	108,290
13,084	Speedcast International, Ltd.*	2,776
2,262	Sunrise Communications Group(a)	267,765
9,426	Superloop, Ltd.*	6,443
977	Swisscom AG, Registered Shares	518,392
29,050	Talktalk Telecom Group plc	29,915
334,376	Telecom Italia SpA	133,783
210,041	Telecom Italia SpA	85,075
45,006	Telefonica Deutschland Holding AG	115,424
49,163	Telefonica SA	168,601
4,768	Telekom Austria AG	33,678
5,872	Telenor ASA	98,441
34,540	Telia Co AB	142,101
41,906	Telstra Corp., Ltd.	83,579
14,183	TPG Telecom, Ltd.*	75,180
7,091	Tuas, Ltd.*	2,719
6,450	United Internet AG, Registered Shares	246,782
1,800	Vision, Inc.*	14,087
33,373	Vocus Group, Ltd.*	85,319

		5,720,406

Electric Utilities (1.7%):
1,186	Acciona SA	128,863
33,016	AusNet Services	44,681
703	BKW AG	74,874
3,200	Chubu Electric Power Co., Inc.	38,928
2,800	Chugoku Electric Power Co., Inc. (The)	35,061
7,000	CK Infrastructure Holdings, Ltd.	32,759
9,564	CLP Holdings, Ltd.	89,152
5,549	Contact Energy, Ltd.	24,404
25,791	EDP - Energias de Portugal SA	126,748
12,898	Electricite de France	136,433

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
633	Elia Group SA/NV	$63,193
2,200	Emera, Inc.	90,386
4,746	Endesa SA	126,915
57,903	Enel SpA	502,718
3,198	EVN AG	53,433
2,553	Fortis, Inc.	104,316
8,437	Fortum OYJ	170,743
19,185	Genesis Energy, Ltd.	37,239
30,000	HK Electric Investments, Ltd.	30,985
7,700	Hokkaido Electric Power Co., Inc.	32,909
3,500	Hokuriku Electric Power Co.	26,280
3,000	Hydro One, Ltd.(a)	63,587
74,435	Iberdrola SA	916,020
15,779	Infratil, Ltd.	52,074
3,500	Kansai Electric Power Co., Inc. (The)	33,932
7,200	Kyushu Electric Power Co., Inc.	65,407
1,391	Okinawa Electric Power Co., Inc.	21,835
986	Orsted A/S(a)	136,032
11,500	Power Assets Holdings, Ltd.	60,486
8,090	Red Electrica Corp SA	151,778
11	Romande Energie Holding SA, Registered Shares	13,199
19,193	Scottish & Southern Energy plc	298,753
3,300	Shikoku Electric Power Co., Inc.	25,198
1,641	Siemens Energy AG*	44,233
24,540	Spark Infrastructure Group	36,094
13,794	Terna SpA	96,632
3,900	Tohoku Electric Power Co., Inc.	39,085
20,300	Tokyo Electric Power Co. Holdings, Inc.*	55,819
284	Verbund AG, Class A	15,503

		4,096,687

Electrical Equipment (1.3%):
13,429	ABB, Ltd.	340,451
600	Chiyoda Integre Co., Ltd.	9,331
1,300	Denyo Co., Ltd.	30,341
2,000	Fuji Electric Co., Ltd.	63,199
16,000	Fujikura, Ltd.	44,275
3,100	Furukawa Electric Co., Ltd. (The)	73,743
1,200	Futaba Corp.	10,714
38	Gavazzi Carlo Holding AG*	6,190
3,400	GS Yuasa Corp.	58,710
400	Hirakawa Hewtech Corp.	3,927
815	Huber & Suhner AG	60,890
1,600	Idec Corp./Japan	29,041
23,000	Johnson Electric Holdings, Ltd.	50,085
254	Kendrion NV	4,445
4,095	Legrand SA	326,879
1,100	Mabuchi Motor Co., Ltd.	42,600
57,704	Melrose Industries plc	85,122
346	Mersen*	10,594
9,100	Mitsubishi Electric Corp.	122,875
1,227	Nexans SA	70,815
400	Nidec Corp.	37,206
500	Nippon Carbon Co., Ltd.	17,682
1,500	Nitto Kogyo Corp.	29,733
821	NKT A/S*	24,466
4,617	Nordex Se*	59,849
17	Phoenix Mecano AG	6,850
6,311	PNE AG	39,802
1,875	Prysmian SpA	54,513
400	Sanyo Denki Co., Ltd.	18,300
2,369	Schneider Electric SA	293,992
200	SEC Carbon, Ltd.	11,176
2,150	SGL Carbon SE*	7,938

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
2,499	Siemens Gamesa Renewable Energy	$67,349
6,301	Signify NV(a)	233,152
1,000	Sinfonia Technology Co., Ltd.	11,420
417	Somfy SA	58,799
2,200	SwCC Showa Holdings Co., Ltd.	25,475
900	Takaoka Toko Co., Ltd.	9,149
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	23,203
2,597	TKH Group NV	94,646
600	Toyo Tanso Co., Ltd.	10,106
4,400	Ushio, Inc.	56,173
2,084	Vestas Wind Systems A/S	337,274
920	XP Power, Ltd.	52,252

		3,024,732

Electronic Equipment, Instruments & Components (1.8%):
1,300	Ai Holdings Corp.	23,939
8,860	Alps Alpine Co., Ltd.	119,398
506	ALSO Holding AG, Registered Shares	133,385
2,300	Amano Corp.	53,579
1,400	Anritsu Corp.	32,007
2,400	Arisawa Manufacturing Co., Ltd.	22,109
3,172	Austria Technologie & Systemte	59,777
2,331	Barco NV	48,824
225	Basler AG	13,293
900	Canon Electronics, Inc.	12,591
5,004	Celestica, Inc.*	34,577
157	Cicor Technologies, Ltd.	7,177
13,600	Citizen Watch Co., Ltd.	38,139
3,400	CMK Corp.	15,619
5,568	Codan, Ltd./Australia	44,430
1,300	Conexio Corp.	14,561
46,000	Cowell e Holdings, Inc.	20,292
1,000	Daiwabo Holdings Co., Ltd.	64,582
545	Datalogic SpA	7,617
3,500	Dexerials Corp.	36,950
21,950	Electrocomponents plc	200,740
1,100	Elematec Corp.	10,369
700	Evertz Technologies, Ltd.	5,994
148,000	FIH Mobile, Ltd.*	21,101
7,452	Fingerprint Cards AB*	14,828
2,100	Furuno Electric Co., Ltd.	19,943
400	Hagiwara Electric Co., Ltd.	8,694
500	Hakuto Co., Ltd.	5,351
2,991	Halma plc	90,133
400	Hamamatsu Photonics KK	20,158
1,031	Hexagon AB, Class B	77,951
200	Hirose Electric Co., Ltd.	25,754
3,500	Hitachi, Ltd.	118,281
1,200	Hochiki Corp.	14,647
700	Horiba, Ltd.	36,588
2,600	Hosiden Corp.	23,439
1,200	IBIDEN Co., Ltd.	40,640
47	Inficon Holding AG	38,688
2,871	Ingenico Group	444,190
400	I-PEX, Inc.	8,273
500	Iriso Electronics Co., Ltd.	20,215
2,300	Japan Aviation Electronics Industry, Ltd.	31,692
1,100	Japan Cash Machine Co., Ltd.	6,194
21,200	Japan Display, Inc.*	10,958
1,679	Jenoptik AG	45,039
1,000	Kaga Electronics Co., Ltd.	21,275
100	Keyence Corp.	46,611

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,200	Koa Corp.	$12,945
2,388	Kudelski SA	8,293
800	Kyocera Corp.	45,717
3,500	Kyosan Electric Manufacturing Co., Ltd.	16,100
1,835	Lagercrantz Group AB, Class B	37,066
365	Landis+Gyr Group AG*	19,981
26	Lem Holding SA, Registered Shares	48,716
2,200	Macnica Fuji Electronics Holdings	40,321
400	Maruwa Co., Ltd./Aichi	37,070
2,000	Meiko Electronics Co., Ltd.	33,381
2,366	Micronic Mydata AB	55,808
2,156	Midwich Group plc*	9,673
4,600	Murata Manufacturing Co., Ltd.	296,843
1,500	Nagano Keiki Co., Ltd.	12,182
267	Nederland Apparatenfabriek*	13,295
2,800	Nichicon Corp.	21,426
600	Nippon Chemi-Con Corp.	8,060
4,400	Nippon Electric Glass Co., Ltd.	82,161
3,400	Nippon Signal Co., Ltd.	33,525
1,800	Nissha Co., Ltd.	22,498
600	Nohmi Bosai, Ltd.	13,723
3,600	OKI Electric Industry Co., Ltd.	38,766
700	Omron Corp.	54,533
1,200	Optex Group Co., Ltd.	19,315
3,000	Osaki Electric Co., Ltd.	17,457
3,519	Oxford Instruments plc	72,103
8,300	Pricer AB	21,784
464	Renishaw plc	33,592
1,100	Restar Holdings Corp.	22,681
1,400	Ryoden Corp.	20,421
1,100	Ryosan Co., Ltd.	22,030
900	Sanshin Electronics Co., Ltd.	17,449
700	Shibaura Electronics Co., Ltd.	14,339
900	Shimadzu Corp.	27,460
1,200	Shinko Shoji Co., Ltd.	10,452
2,000	Siix Corp.	23,503
3,154	Smart Metering Systems plc	26,479
2,172	Spectris plc	68,201
6,120	Strix Group plc	19,144
2,000	Sumida Corp.	14,085
700	Tachibana Eletech Co., Ltd.	12,547
2,600	Taiyo Yuden Co., Ltd.^	81,757
2,500	Tamura Corp.	12,700
2,900	TDK Corp.	317,171
5,000	Topcon Corp.	45,746
1,300	Toyo Corp.	12,351
7,103	TT Electronics plc*	18,312
400	V Technology Co., Ltd.	16,822
312	Vaisala OYJ, Class A	13,499
7,400	Venture Corp., Ltd.	104,951
56,000	Vstecs Holdings, Ltd.	37,359
2,800	Yokogawa Electric Corp.	44,489
1,100	Yokowo Co., Ltd.	28,801

		4,369,675

Energy Equipment & Services (0.3%):
7,314	Akastor ASA*	4,687
5,393	Aker Solutions ASA	5,343
1,137	Bonheur ASA	26,941
2,991	BW Offshore, Ltd.	8,507
5,874	Ces Energy Solutions Corp.	3,441
29,491	CGG SA*	19,681
4,726	Computer Modelling Group, Ltd.	18,316
6,058	Enerflex, Ltd.	21,022
8,606	Ensign Energy Services, Inc.	3,749

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
106,730	Ezion Holdings, Ltd.*	$633
4,488	Fugro NV*	17,609
6,704	Hunting plc	11,138
22,482	John Wood Group plc*	61,594
8,257	Lamprell plc*	2,663
1,000	Modec, Inc.	15,574
4,500	Mullen Group, Ltd.	30,454
2,400	North American Construction Group, Ltd.	15,629
3,324	Ocean Yield ASA	7,960
7,269	Odfjell Drilling, Ltd.*	8,443
2,900	Pason Systems, Inc.	11,522
6,196	Petrofac, Ltd.*	8,942
18,993	Petroleum Geo-Services ASA*	5,532
16,362	Precision Drilling Corp.*	10,200
2,400	Raiznext Corp.	29,987
15,278	Saipem SpA	26,178
8,829	SBM Offshore NV	141,333
174	Schoeller-Blackman Oilfield Equipment AG	4,621
8,377	Secure Energy Services, Inc.	8,620
3,900	ShawCor, Ltd.	6,122
11,387	Subsea 7 SA*	81,718
1,677	Tecnicas Reunidas SA*	17,923
1,938	Tenaris SA	9,659
5,241	TGS NOPEC Geophysical Co. ASA	63,358
421	The Drilling Co of 1972 A/S*	9,140
900	Total Energy Services, Inc.	1,534
400	Toyo Kanetsu KK	8,627
13,311	Trican Well Service, Inc.*^	11,497
268	Vallourec SA*^	5,294
10,270	Worley, Ltd.	70,548

		815,739

Entertainment (0.6%):
800	Akatsuki, Inc.	35,226
2,500	Avex, Inc.	23,337
3,818	Borussia Dortmund GMBH & Co. KGaA	22,959
1,400	Capcom Co., Ltd.	78,306
4,665	Cineplex, Inc.	25,263
50,738	Cineworld Group plc	26,492
2,160	CTS Eventim AG & Co. KGaA	104,474
1,600	Daiichikosho Co., Ltd.	51,502
3,000	DeNA Co., Ltd.	55,377
4,107	Event Hospitality And Entertainment, Ltd.	28,546
1,590	Gungho Online Enetertainment, Inc.	34,408
38,000	IGG, Inc.	43,524
594	Kinepolis Group NV	21,067
1,300	KLab, Inc.*	11,715
2,000	Konami Holdings Corp.	86,703
40,000	Leyou Technologies Holdings, Ltd.*	16,790
900	Nexon Co., Ltd.	22,355
400	Nintendo Co., Ltd.	227,425
200	Square Enix Holdings Co., Ltd.	13,299
510	Technicolor SA*^	767
400	Toei Animation Co., Ltd.	26,153
200	Toei Co., Ltd.	33,229
2,585	UbiSoft Entertainment SA*	233,575
700	UUUM, Inc.*	15,013
2,949	Vivendi Universal SA	82,185
5,570	WildBrain, Ltd.*^	5,773

		1,325,463

Food & Staples Retailing (2.6%):
5,600	AEON Co., Ltd.	150,558
500	Ain Holdings, Inc.	35,151

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
800	Albis Co., Ltd.	$21,398
3,200	Alcanna, Inc.*	10,383
8,272	Alimentation Couche-Tard, Inc.	288,097
1,309	Amsterdam Commodities NV	28,631
2,400	Arcs Co., Ltd.	61,733
1,537	Axfood AB	35,235
1,200	Axial Retailing, Inc.	56,264
600	Belc Co., Ltd.	44,299
16,444	Carrefour SA	263,174
1,395	Casino Guichard-Perrachon SA*^	33,928
1,100	Cawachi, Ltd.	30,548
400	Cocokara Fine, Inc.	25,869
12,379	Coles Group, Ltd.	150,945
1,589	Colruyt SA	103,096
400	Cosmos Pharmaceutical Corp.	69,589
1,300	Create SD Holdings Co., Ltd.	45,571
500	Daikokutenbussan Co., Ltd.	27,918
4,900	Dairy Farm International Holdings, Ltd.	18,547
3,691	Empire Co., Ltd., Class A	107,148
1,600	Heiwado Co., Ltd.	34,481
890	ICA Gruppen AB	45,262
200	Itochu-Shokuhin Co., Ltd.	10,732
64,976	J Sainsbury plc	159,703
600	JM Holdings Co., Ltd.	16,178
600	Kato Sangyo Co., Ltd.	21,518
5,020	Kesko OYJ, Class A	124,722
8,384	Kesko OYJ, Class B	216,143
1,200	Kobe Bussan Co., Ltd.	65,989
25,566	Koninklijke Ahold Delhaize NV	756,549
400	Kusuri NO Aoki Holdings Co., Ltd.	32,637
900	LAWSON, Inc.	42,882
800	Life Corp.	37,062
2,011	Loblaw Cos., Ltd.	105,323
700	Matsumotokiyoshi Holdings Co., Ltd.	25,541
61,030	Metcash, Ltd.	120,838
8,784	METRO AG	87,720
3,317	Metro, Inc.	159,173
600	Ministop Co., Ltd.	8,425
900	Mitsubishi Shokuhin Co., Ltd.	23,711
1,200	Nihon Chouzai Co., Ltd.	19,386
1,801	North West Co., Inc.	49,239
9,500	Olam International, Ltd.	8,806
1,200	Qol Holdings Co., Ltd.	13,823
1,094	Rallye SA*	4,467
337	Rami Levy Chain Stores Hashikm	23,194
1,000	Retail Partners Co., Ltd.	16,769
600	San-A Co., Ltd.	26,460
12,300	Seven & I Holdings Co., Ltd.	380,284
28,900	Sheng Siong Group, Ltd.	34,112
6,398	Shufersal, Ltd.	50,025
1,454	Sligro Food Group NV*	26,005
38,447	Sonae SGPS SA	26,082
500	Sugi Holdings Co., Ltd.	35,356
1,300	Sundrug Co., Ltd.	48,952
149,644	Tesco plc	410,185
400	Tsuruha Holdings, Inc.	56,618
2,100	United Supermarkets Holdings	25,344
2,200	Valor Holdings Co., Ltd.	60,752
1,400	Watahan & Co., Ltd.	21,480
1,400	Welcia Holdings Co., Ltd.	61,561
9,068	Wesfarmers, Ltd.	289,061
1,793	Weston (George), Ltd.	131,856
91,434	William Morrison Supermarkets plc	200,676
9,117	Woolworths Group, Ltd.	238,303
800	YAKUODO Holdings Co., Ltd.	20,064

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
700	Yamatane Corp.	$8,872
700	Yaoko Co., Ltd.^	52,166
2,800	Yokohama Reito Co., Ltd.	24,317

		6,066,886

Food Products (3.4%):
5,898	A2 Milk Co., Ltd.*	60,048
364	Agrana Beteiligungs AG	6,990
1,300	Ajinomoto Co., Inc.	26,729
44,180	Aryzta AG*	29,052
3,921	Associated British Foods plc	94,435
772	Atria OYJ	7,828
4,083	Austevoll Seafood ASA	33,970
23,247	Australian Agricultural Co., Ltd.*	17,991
363	Bakkafrost P/F*	23,425
53	Barry Callebaut AG, Registered Shares	117,875
6,130	Bega Cheese, Ltd.	22,402
125	Bell AG	32,093
854	Bonduelle S.C.A.	19,819
2,000	Calbee, Inc.	65,943
1	Chocoladefabriken Lindt & Spruengli AG	89,019
800	Chubu Shiryo Co., Ltd.	13,482
12,278	Cloetta AB	35,642
13,015	Costa Group Holdings, Ltd.	31,662
2,432	Cranswick plc	113,621
6,062	Danone SA	392,049
1,700	Delfi, Ltd.	867
16,123	Devro plc	38,513
500	DyDo Group Holdings, Inc.	25,359
2,372	Ebro Foods SA	55,197
7,504	Elders, Ltd.	58,415
80	Emmi AG	79,744
27,100	First Resources, Ltd.	24,099
1,616	Forfarmers NV	9,886
9,500	Fraser & Neave, Ltd.	8,495
3,739	Freedom Foods Group, Ltd.	8,059
1,000	Fuji Oil Holdings, Inc.	31,601
260,400	Golden Agri-Resources, Ltd.	27,191
11,957	GrainCorp, Ltd.*	32,441
17,127	Greencore Group plc	21,630
1,923	Hilton Food Group plc	29,613
1,600	Hokuto Corp.	34,111
700	House Foods Group, Inc.	24,912
15,498	Inghams Group, Ltd.	33,125
2,700	Itoham Yonekyu Holdings, Inc.	19,341
300	Iwatsuka Confectionery Co., Ltd.	10,841
300	J-Oil Mills, Inc.	11,268
800	Kagome Co., Ltd.	27,980
800	Kakiyasu Honten Co., Ltd.	19,820
400	Kameda Seika Co., Ltd.	20,524
700	Kenko Mayonnaise Co., Ltd.	12,247
492	Kerry Group plc, Class A	63,152
2,800	Kewpie Corp.	57,665
400	Kikkoman Corp.	22,201
900	Kotobuki Spirits Co., Ltd.	46,277
295	KWS Saat SE	24,894
500	Kyokuyo Co., Ltd.	13,302
147	Lassonde Industries, Inc.	15,955
3,154	Leroy Seafood Group ASA	18,108
17	Lotus Bakeries	66,757
2,349	Maple Leaf Foods, Inc.	47,901
1,200	Marudai Food Co., Ltd.	19,840
2,600	Maruha Nichiro Corp.	59,703
1,700	Megmilk Snow Brand Co., Ltd.	41,147
41	Mehadrin, Ltd.*	1,740

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,100	Meiji Holdings Co., Ltd.	$84,056
800	Mitsui Sugar Co., Ltd.	14,887
1,300	Morinaga & Co., Ltd.	51,246
2,400	Morinaga Milk Industry Co., Ltd.	126,878
2,943	Mowi ASA	52,236
30,559	Nestle SA, Registered Shares	3,626,475
1,200	NH Foods, Ltd.	53,560
2,600	Nichirei Corp.	68,915
800	Nippon Beet Sugar Manufacturing Co., Ltd.	14,129
1,200	Nippon Flour Mills Co., Ltd.	19,766
20,100	Nippon Suisan Kaisha, Ltd.	85,546
1,200	Nisshin Oillio Group, Ltd. (The)	36,218
900	Nisshin Seifun Group, Inc.	14,352
300	Nissin Foods Holdings Co., Ltd.	28,204
326	Orior AG	26,058
51,099	Premier Foods plc*	60,747
1,488	Premium Brands Holdings Corp.	112,355
2,000	Prima Meat Packers, Ltd.	61,560
33,700	PT Tiga Pilar Sejahtera Food Tbk*	486
3,268	Raisio Oyj, Class V	11,780
11,830	Ridley Corp., Ltd.	6,926
5,300	Rogers Sugar, Inc.	19,068
600	S Foods, Inc.	16,711
1,029	Salmar ASA*	58,261
2,346	Sanford, Ltd.	8,850
3,223	Saputo, Inc.	80,853
127	Savencia SA	7,893
3,496	Scales Corp., Ltd.	11,294
3,767	Scandi Standard AB*	28,852
619	Schouw & Co.	60,089
2,304	Select Harvests, Ltd.	9,214
800	Showa Sangyo Co., Ltd.	26,668
306	Sipef SA*	15,299
300	Starzen Co., Ltd.	11,850
1,353	Strauss Group, Ltd.	38,818
2,659	Suedzucker AG	51,428
2,371	Synlait Milk, Ltd.*	8,593
11,672	Tassal Group, Ltd.	29,065
14,193	Tate & Lyle plc	121,703
700	Toyo Suisan Kaisha, Ltd.	36,999
58	United International Enterprises	12,244
13,688	United Malt Grp, Ltd.*	40,813
1,635	Viscofan SA	109,058
22,000	Vitasoy International Holdings, Ltd.	85,426
400	Warabeya Nichiyo Holdings Co., Ltd.	5,946
264,612	WH Group, Ltd.(a)	215,381
200	Yakult Honsha Co., Ltd.	11,098
1,000	Yamazaki Baking Co., Ltd.	17,468

		8,093,318

Gas Utilities (0.4%):
7,684	AltaGas, Ltd.	92,803
12,578	APA Group	93,245
7,208	Gas Natural SDG SA	144,513
28,295	Hong Kong & China Gas Co., Ltd.	40,663
16,993	Italgas SpA	107,300
800	K&O Energy Group, Inc.	11,400
2,400	Nippon Gas Co., Ltd.	121,284
2,600	Osaka Gas Co., Ltd.	50,663
2,962	Rubis SCA	118,781
1,300	Saibu Gas Co., Ltd.	32,651
1,300	Shizuoka Gas Co. Ltd.	11,545
10,212	Superior Plus Corp.	90,201
800	Toho Gas Co., Ltd.	39,666
2,200	Tokyo Gas Co., Ltd.	50,269

		1,004,984

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.8%):
343	Alcon, Inc.*	$19,534
4,403	Alcon, Inc.	250,044
1,691	Ambu A/S, Class B	47,887
3,762	Ansell, Ltd.	100,566
11,514	Arjo AB, Class B	71,321
3,200	Asahi Intecc Co., Ltd.	100,533
470	BioMerieux	73,565
478	Cochlear, Ltd.	67,927
600	Coloplast A/S, Class B	94,908
251	Coltene Holding AG	18,993
21,835	Convatec Group plc(a)	50,297
2,381	Demant A/S*	74,916
781	DiaSorin SpA	157,400
238	Draegerwerk AG & Co. KGaA*	17,520
509	Draegerwerk AG & Co. KGaA*	44,145
740	Eckert & Ziegler AG	37,855
2,223	Elekta AB, Class B	27,968
1,137	EssilorLuxottica SA	154,596
3,206	Fisher & Paykel Healthcare Corp., Ltd.	70,543
3,411	Getinge AB, Class B	74,218
5,227	GN Store Nord A/S	395,581
405	Guerbet	13,023
800	Hogy Medical Co., Ltd.	27,545
3,200	HOYA Corp.	360,754
1,300	Jeol, Ltd.	45,271
1,157	Koninklijke Philips Electronics NV, NYS	54,553
6,055	Koninklijke Philips NV	285,217
700	Mani, Inc.	19,088
500	Menicon Co., Ltd.	33,279
1,200	Nakanishi, Inc.	21,483
1,100	Nihon Kohden Corp.	36,184
2,300	Nikkiso Co., Ltd.	23,349
8,900	Nipro Corp.	103,707
10,300	Olympus Corp.	213,830
900	Paramount Bed Holdings Co., Ltd.	37,328
457	Revenio Group OYJ	20,780
957	Sartorius AG	393,081
1,077	Sectra AB, Class B*	71,413
700	Shofu, Inc.	9,517
3,702	Smith & Nephew plc	72,125
819	Sonova Holding AG, Registered Shares*	207,744
360	Stratec Se	52,498
1,200	Sysmex Corp.	114,537
3,800	Terumo Corp.	151,419
180	Ypsomed Holding AG	26,266

		4,344,308

Health Care Providers & Services (1.0%):
2,400	Alfresa Holdings Corp.	52,510
5,072	Amplifon SpA	181,112
15,973	Arvida Group, Ltd.	17,960
6,164	Attendo AB*(a)	33,612
18,377	Australian Pharmaceutical Industries, Ltd.	13,884
700	BML, Inc.	21,077
3,715	CareTech Holdings plc	20,589
6,200	CRH Medical Corp.*	13,411
862	CVS Group plc	13,737
3,603	Ebos Group, Ltd.	58,236
500	Elan Corp.	12,448
14,050	Estia Health, Ltd.	14,754
4,012	Extendicare, Inc.	16,061
3,112	Fagron	78,456

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
6,326	Fresenius Medical Care AG & Co., KGaA	$534,088
3,263	Fresenius SE & Co. KGaA	148,512
2,800	H.U. Group Holdings, Inc.	74,920
27,126	Healius, Ltd.	69,832
2,572	Humana AB	16,573
2,000	Japan Lifeline Co., Ltd.	26,581
1,000	Japan Medical Dynamic Marketing, Inc.	20,575
16,930	Japara Healthcare, Ltd.	4,747
2,678	Korian SA	93,963
225	Lna Sante	12,526
3,204	Medical Facilities Corp.	10,516
25,952	Mediclinic International plc	95,366
2,000	Medipal Holdings Corp.	40,053
7,584	Metlifecare, Ltd.*	29,788
1,110	NMC Health plc*	250
18,992	Oceania Healthcare, Ltd.	14,433
1,066	Orpea*	121,057
24,015	Raffles Medical Group, Ltd.	14,264
1,997	Ramsay Health Care, Ltd.	94,712
3,746	Ryman Healthcare, Ltd.	35,022
1,700	Ship Healthcare Holdings, Inc.	83,205
3,500	Sienna Senior Living, Inc.^	29,444
59,044	Sigma Healthcare, Ltd.*	24,962
1,900	Solasto Corp.	24,846
8,887	Spire Healthcare Group plc(a)	10,884
8,336	Summerset Group Holdings, Ltd.	49,687
1,100	Suzuken Co., Ltd.	41,932
1,800	Toho Holdings Co., Ltd.	38,758
500	Tokai Corp./Gifu	9,891
5,100	Tsukui Holdings Corp.	28,509
4,396	UDG Healthcare plc	43,611
3,435	Virtus Health, Ltd.	9,536
2,800	Vital Ksk Holdings, Inc.	29,034

		2,429,924

Health Care Technology (0.1%):
7,980	AGFA-Gevaert NV*	33,280
1,026	Ascom Holding AG*	14,234
857	CompuGroup Medical SE & Co KgaA	79,308
2,389	Emis Group plc	32,080
2,400	M3, Inc.	149,042
800	Nnit A/S(a)	16,595
1,258	Pro Medicus, Ltd.	24,609
1,213	Raysearch Laboratories AB*	11,864

		361,012

Hotels, Restaurants & Leisure (2.2%):
4,102	Accor SA	114,717
36,400	Accordia Golf Trust	535
600	AEON Fantasy Co., Ltd.	9,359
1,000	Arcland Service Holdings Co., Ltd.	20,173
23,206	Ardent Leisure Group, Ltd.*^	9,532
7,016	Aristocrat Leisure, Ltd.	151,273
4,300	Atom Corp.	35,250
7,557	Autogrill SpA*	34,059
1,707	Basic-Fit NV*(a)	40,708
3,095	Betsson AB	23,781
20,000	Cafe de Coral Holdings, Ltd.	42,275
1,533	Carnival plc, ADR^	19,806
72,000	Century City International Holdings, Ltd.	3,775
485	CIE des Alpes	9,622
4,935	Collins Foods, Ltd.	36,398
2,000	Colowide Co., Ltd.^	34,038
16,153	Compass Group plc	242,429
2,200	Corporate Travel Management, Ltd.	27,611

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,000	Create Restaurants Holdings In	$23,017
4,576	Crown Resorts, Ltd.	28,894
1,900	Curves Holdings Co., Ltd.	12,233
151	Do & Co. AG*^	6,170
1,751	Domino’s Pizza Enterprises, Ltd.	99,835
13,489	Domino’s Pizza Group plc	63,337
1,600	Doutor Nichires Holdings Co., Ltd.	24,347
4,906	Elior Group(a)	22,725
1,486	Evolution Gaming Group AB(a)	98,267
6,500	Fairwood Holdings, Ltd.	15,269
4,759	Flight Centre Travel Group, Ltd.	47,177
1,791	Flutter Entertainment plc	283,757
2,342	Flutter Entertainment plc	368,772
800	Fuji Kyuko Co., Ltd.	29,938
557	Fuller Smith & Turner plc, Class A	4,139
24,010	Galaxy Entertainment Group, Ltd.	162,514
1,491	Gamesys Group plc	22,863
200	Genki Sushi Co., Ltd.	4,527
113,000	Genting Singapore, Ltd.	55,532
36,100	GL Limited	13,895
2,773	Great Canadian Gaming Corp.*	50,216
6,216	Greggs plc*	93,837
25,525	GVC Holdings plc*	321,212
660	Hiday Hidaka Corp.	12,011
1,700	HIS Co., Ltd.^	30,073
18,230	Hongkong & Shanghai Hotels (The)	14,162
11,300	Hotel Grand Central, Ltd.	7,711
1,845	InterContinental Hotels Group plc, ADR	96,826
6,544	JD Wetherspoon plc	70,720
868	Jumbo Interactive, Ltd.	7,822
1,100	KFC Holdings Japan, Ltd.	28,512
6,856	Kindred Group plc	49,828
1,700	Komeda Holdings Co., Ltd.	31,767
1,900	Koshidaka Holdings Co., Ltd.	7,786
400	Kura Sushi, Inc.	21,758
1,100	Kyoritsu Maintenance Co., Ltd.	40,923
70,000	Macau Legend Development, Ltd.*	9,489
33,812	Marston’s plc	19,097
200	Matsuyafoods Holdings Co., Ltd.	6,940
500	McDonald’s Holdings Co., Ltd.	24,326
36,000	Melco International Development Ltd.	63,696
5,571	Melia Hotels International SA*	20,362
25,327	MGM China Holdings, Ltd.	31,450
14,000	Miramar Hotel & Investment	23,520
10,745	Mitchells & Butlers plc*	18,670
400	Monogatari Corp. (The)	39,444
1,110	Mty Food Group, Inc.	27,587
46,000	NagaCorp, Ltd.	54,950
1,223	Orascom Development Holding AG*	11,816
200	Oriental Land Co., Ltd.	28,023
2,702	Pandox AB*	31,028
900	Pizza Pizza Royalty Corp.	5,644
10,182	PlayTech plc	47,592
12,439	Rank Group plc	14,927
600	Renaissance, Inc.	5,387
4,200	Resorttrust, Inc.	64,110
2,357	Restaurant Brands International, Inc.	135,394
392	Restaurant Brands International, Inc.	22,544
4,293	Restaurant Brands New Zealand, Ltd.*	33,831
17,404	Restaurant Group plc (The)*	11,104
300	Ringer Hut Co., Ltd.	7,365
3,200	Round One Corp.	25,818
1,300	Royal Holdings Co., Ltd.	22,497
1,200	Saint Marc Holdings Co., Ltd.	17,661

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,400	Saizeriya Co., Ltd.	$28,512
16,988	Sands China, Ltd.	66,107
5,463	Scandic Hotels Group AB^(a)	16,452
44,000	Shangri-La Asia, Ltd.*	36,154
56,868	SJM Holdings, Ltd.	67,162
1,360	SkiStar AB	18,324
28,026	Sky City Entertainment Group, Ltd.	55,489
6,100	Skylark Holdings Co., Ltd.	87,073
2,576	Sodexo SA	183,421
20,846	SSP Group plc	48,334
40,062	Star Entertainment Group, Ltd. (The)	88,113
2,000	Sushiro Global Holdings, Ltd.	50,493
63,524	Tabcorp Holdings, Ltd.	152,417
581	The Gym Group plc*(a)	1,019
137	Tivoli A/S*	14,053
4,500	Tokyo Dome Corp.	32,404
800	Tokyotokeiba Co., Ltd.	40,553
2,200	Toridoll Holding Corp.	29,812
400	Tosho Co., Ltd.	4,947
7,082	TUI AG^	26,549
5,022	Whitbread plc	136,951
41,297	William Hill plc	147,705
26,430	Wynn Macau, Ltd.*	42,310
1,200	Yoshinoya Holdings Co., Ltd.	22,483
3,500	Zensho Holdings Co., Ltd.	82,609

		5,431,431

Household Durables (1.9%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	10,467
4,812	Bang & Olufsen A/S*	10,883
19,035	Barratt Developments plc	116,364
3,516	Bellway plc	106,289
2,120	Berkeley Group Holdings plc (The)	115,315
1,566	Bigben Interactive*	27,204
3,728	Bonava AB	30,793
6,992	Bovis Homes Group plc	51,386
4,028	Breville Group, Ltd.	72,816
27,975	Cairn Home plc	25,839
3,700	Casio Computer Co., Ltd.	59,748
600	Chofu Seisakusho Co., Ltd.	12,537
1,800	Cleanup Corp.	8,780
1,800	Corona Corp.	16,900
9,695	Countryside Properties plc(a)	41,874
11,005	Crest Nicholson Holdings plc	27,970
1,076	De’Longhi*	36,765
7,507	DFS Furniture plc	16,020
1,000	Dorel Industries, Inc.*	8,915
2,152	Duni AB	21,620
4,630	Electrolux AB, Series B, Class B	107,961
2,700	Es-Con Japan, Ltd.	22,277
800	Eslead Corp.	10,299
2,053	Fiskars OYJ Abp	27,916
2,700	FJ Next Co., Ltd.	22,987
49	Forbo Holding AG	80,293
1,600	Foster Electric Co., Ltd.	17,184
1,400	France Bed Holdings Co., Ltd.	11,752
1,600	Fuji Corp., Ltd.	8,145
900	Fujitsu General, Ltd.	26,099
14,200	Haseko Corp.	186,741
700	Hoosiers Holdings	4,390
187	Hunter Douglas NV	10,889
10,452	Husqvarna AB, Class B	115,134
3,200	Iida Group Holdings Co., Ltd.	64,708
3,489	JM AB	108,132
10,600	Jvc Kenwood Corp.	14,750
958	Kaufman & Broad SA	37,956

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,300	LEC, Inc.	$20,844
540	Leifheit AG*	20,511
54,800	Man Wah Holdings, Ltd.	72,785
18,466	McCarthy & Stone plc(a)	16,625
10	Metall Zug AG	14,227
1,363	Neinor Homes SA*(a)	17,427
6,900	Nikon Corp.^	46,627
7,754	Nobia AB*	51,773
39,400	Panasonic Corp.	333,798
5,699	Persimmon plc	180,974
3,200	Pressance Corp.	42,390
6,708	Redrow plc	34,896
200	Rinnai Corp.	19,542
1,300	Sangetsu Corp.	19,989
786	SEB SA	127,837
13,000	Sekisui Chemical Co., Ltd.	207,843
3,200	Sekisui House, Ltd.	56,602
3,000	Sharp Corp.	37,174
13,600	Sony Corp.	1,040,343
2,500	Space Value Holdings Co., Ltd.	12,035
2,200	Starts Corp., Inc.	48,315
6,900	Sumitomo Forestry Co., Ltd.	110,040
328	Surteco Group SE*	8,177
1,100	Tamron Co., Ltd.	17,363
51,750	Taylor Wimpey plc	71,997
13,187	Techtronic Industries Co., Ltd.	173,410
805	The Vitec Group plc*	7,735
1,000	TOA Corp.	8,122
3,468	TomTom NV*	26,067
100	V-ZUG Holding AG*	8,153

		4,549,719

Household Products (0.3%):
5,732	Essity AB, Class B*	193,770
407	Henkel AG & Co. KGaA	38,118
1,700	Lion Corp.	34,967
14,255	Mcbride plc	11,226
1,600	Pigeon Corp.	71,494
5,635	PZ Cussons plc	17,060
2,279	Reckitt Benckiser Group plc	222,145
800	Unicharm Corp.	35,744

		624,524

Independent Power and Renewable Electricity Producers (0.5%):
2,027	Albioma SA	105,537
3,959	Boralex, Inc., Class A	114,452
1,800	Capital Power Corp.	39,734
26,474	Drax Group plc	90,892
3,321	EDP Renovaveis SA	55,015
1,300	Electric Power Development Co., Ltd.	20,064
2,480	ERG SpA	62,358
9,297	Falck Renewables SpA	58,560
3,741	Innergex Renewable Energy, Inc.	67,604
1,207	Kenon Holdings, Ltd.	27,281
10,105	Meridian Energy, Ltd.	32,949
16,056	New Energy Solar, Ltd.	9,303
4,661	Northland Power, Inc.	141,014
3,405	OPC Energy, Ltd.	30,954
1,917	Scatec Solar ASA(a)	44,349
16,748	Transalta Corp.	103,024
3,700	Transalta Renewables, Inc.	46,493
3,369	Uniper SE	108,838
700	West Holdings Corp.	19,206

		1,177,627

Industrial Conglomerates (0.8%):
8,000	Chevalier International Holdings Ltd.	9,394

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
53,556	CIR SpA-Compagnie Industriali	$24,562
40,430	CK Hutchison Holdings, Ltd.	245,131
1,837	DCC plc	141,542
2,000	Guoco Group, Ltd.	25,293
1,269	Indus Holding AG	41,723
515	Italmobiliare SpA	17,760
1,500	Katakura Industries Co., Ltd.	17,566
1,800	Keihan Holdings Co., Ltd.	74,661
23,700	Keppel Corp., Ltd.	77,758
447	Lifco AB-B Shs	34,580
5,400	Nisshinbo Holdings, Inc.	36,865
1,487	Nolato AB*	144,379
23,000	NWS Holdings, Ltd.	17,574
2,253	Rheinmetall AG	203,101
7,600	Seibu Holdings, Inc.	81,764
57,400	SembCorp Industries, Ltd.	56,470
70,000	Shun Tak Holdings, Ltd.	22,578
3,281	Siemens AG, Registered Shares	414,818
6,758	Smiths Group plc	118,789
5,400	Tokai Holdings Corp.	53,324
1,900	Toshiba Corp.	48,370

		1,908,002

Insurance (3.0%):
4,753	Admiral Group plc	160,276
31,926	AEGON NV	82,904
3,360	Ageas NV	137,105
54,040	AIA Group, Ltd.	532,375
4,109	Alm Brand A/S*	46,985
7,457	ASR Nederland NV	250,773
11,584	Assicurazioni Generali SpA	163,123
1,203	AUB Group, Ltd.	14,365
71,643	Aviva plc	263,394
15,524	AXA SA	286,544
999	Baloise Holding AG, Registered Shares	146,993
12,901	Beazley plc	50,977
7,384	Chesnara plc	26,190
2,213	Clal Insurance Enterprises Holdings, Ltd.*	20,833
2,983	CNP Assurances SA	37,274
5,028	Coface SA	35,140
4,900	Dai-ichi Life Holdings, Inc.	69,165
39,884	Direct Line Insurance Group plc	138,807
82	E-L Financial Corp., Ltd.	40,523
498	Fairfax Financial Holdings, Ltd.	146,662
1,054	FBD Holdings plc*	7,733
3,200	Great-West Lifeco, Inc.	62,539
1,465	Grupo Catalana Occidente SA	36,901
539	Hannover Rueck SE	83,545
5,987	Harel Insurance Investments &*	37,423
15,099	Hastings Group Holdings, Ltd.(a)	49,131
1,855	Helvetia Holding AG	157,501
6,718	Hiscox, Ltd.*	77,308
3,319	IA Financial Corp., Inc.	115,544
506	IDI Insurance Co., Ltd.*	12,443
28,539	Insurance Australia Group, Ltd.	89,797
700	Intact Financial Corp.	74,963
6,700	Japan Post Holdings Co., Ltd.	45,707
64,369	Just Group plc*	37,261
7,487	Lancashire Holdings, Ltd.	66,703
72,758	Legal & General Group plc	176,297
13,895	Manulife Financial Corp.	193,279
2,683	Manulife Financial Corp.	37,321
25,567	Mapfre SA	40,029
40,419	Medibank Private, Ltd.	72,795
1,055	Menora Mivtachim Holdings, Ltd.*	12,775

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
16,641	Migdal Insurance & Financial Holding, Ltd.*	$10,814
2,100	MS&AD Insurance Group Holdings, Inc.	56,887
555	Muenchener Rueckversicherungs-Gesellschaft AG	140,897
20,116	NIB Holdings, Ltd.	58,964
6,250	NN Group NV	234,732
4,541	Phoenix Group Holdings plc	40,386
7,577	Phoenix Holdings, Ltd. (The)*	35,078
5,968	Poste Italiane SpA(a)	52,860
2,517	Prudential plc, ADR	71,961
23,988	QBE Insurance Group, Ltd.	148,427
19,383	RSA Insurance Group plc	112,734
3,005	Sabre Insurance Group plc(a)	9,844
57,341	Saga plc	9,208
1,457	Sampo Oyj, Class A	57,635
5,815	SCOR SA*	161,095
8,029	Societa Cattolica di Assicuraz*	42,739
1,500	Sompo Holdings, Inc.	51,965
10,578	Steadfast Group, Ltd.	24,303
8,620	Storebrand ASA	45,176
3,075	Sun Life Financial, Inc.	125,245
21,865	Suncorp Group, Ltd.	132,796
353	Swiss Life Holding AG, Registered Shares	133,408
2,645	Swiss Re AG	195,825
5,900	T&D Holdings, Inc.	58,358
1,446	Talanx AG	46,653
2,400	Tokio Marine Holdings, Inc.	105,115
1,470	Topdanmark A/S	71,054
23	Trisura Group, Ltd.*	1,464
934	Tryg A/S	29,444
15,269	Unipol Gruppo Finanziario SpA*	66,698
14,182	UnipolSai Assicurazioni SpA	36,986
6,313	Uniqa Insurance Group AG	38,087
54	Vaudoise Assurances Holding SA	26,737
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	45,218
1,796	Wuestenrot & Wuerttembergische AG	30,064
1,270	Zurich Insurance Group AG	441,680

		7,087,940

Interactive Media & Services (0.4%):
1,083	Adevinta ASA*	18,584
22,069	Auto Trader Group plc(a)	159,606
8,625	Carsales.com, Ltd.	128,050
1,200	Dip Corp.	24,662
5,600	Gree, Inc.	27,366
2,200	Kakaku.com, Inc.	58,170
2,000	mixi, Inc.	54,537
135	New Work SE	41,180
606	REA Group, Ltd.	47,873
26,634	Rightmove plc	214,340
1,046	Scout24 AG(a)	91,287
25,314	Solocal Group*	913
15,200	Z Holdings Corp.	101,567
1,700	Zigexn Co., Ltd.	5,577

		973,712

Internet & Direct Marketing Retail (0.4%):
800	ASKUL Corp.	32,709
1,900	Belluna Co., Ltd.	17,230
18,446	Boohoo Group plc*	88,990
342	Delivery Hero SE*(a)	39,335
3,809	Dustin Group AB(a)	23,937
2,462	eDreams ODIGEO SA*	6,624

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
2,400	Enigmo, Inc.	$38,232
595	Just Eat Takeaway.com NV*(a)	66,474
22,749	Moneysupermarket.com Group plc	77,967
6,515	N Brown Group plc	4,522
1,472	Ocado Group plc*	52,011
7,306	On The Beach Group plc(a)	22,923
800	Open Door, Inc.*	10,427
2,202	Prosus NV*	203,040
2,059	Rocket Internet SE*(a)	45,051
1,817	Takkt AG*	22,662
6,523	Webjet, Ltd.	18,282
624	Zalando SE*(a)	58,401
1,200	ZOZO, Inc.	33,473

		862,290

IT Services (1.8%):
1,366	AddNode Group AB	31,454
53	Adyen NV*(a)	97,659
370	Allgeier SE	22,636
725	Alten SA*	68,600
3,748	Amadeus IT Group SA	207,973
733	Appen, Ltd.	17,936
3,853	Atea ASA	47,190
2,869	Atos SE	231,080
1,266	Bechtle AG	256,580
1,900	CAC Holdings Corp.	25,360
1,034	Cancom SE	53,451
2,594	Capgemini SA	332,188
2,893	CGI, Inc.*	196,059
700	CGI, Inc.*	47,518
4,933	Columbus A/S*	5,591
5,202	Computacenter plc	158,986
10,319	Computershare, Ltd.	90,580
1,600	Comture Corp.	40,152
7,824	Data#3, Ltd.	37,236
500	Densan System Co., Ltd.	17,517
317	Devoteam SA*	36,213
1,400	DTS Corp.	29,770
8,624	Econocom Group SA/NV*	26,021
1,000	E-Guardian, Inc.	31,617
1,224	Enea AB*	26,843
16,132	Equiniti Group plc(a)	23,589
3,891	Fdm Group Holdings plc	50,751
457	Formula Systems 1985, Ltd.	38,644
700	Fujitsu, Ltd.	95,864
800	Future Corp.	16,596
1,953	GFT Technologies SE	26,555
6,665	Global Dominion Access SA(a)	27,128
2,200	GMO Internet, Inc.	57,518
400	GMO Payment Gateway, Inc.	43,024
287	Groupe Open*	4,983
2,320	HIQ International AB	18,563
800	ID Holdings Corp.	11,357
6,538	Indra Sistemas SA*	46,394
1,200	Infocom Corp.	46,277
700	Information Services Internati	44,129
2,776	Iomart Group plc	12,715
1,100	Itochu Techno-Solutions Corp.	41,869
4,549	Kainos Group plc	58,328
400	Kanematsu Electronics, Ltd.	16,206
1,915	Knowit AB	48,674
19,315	Link Administration Holdings, Ltd.	51,734
896	Matrix It, Ltd.	21,062
300	Mitsubishi Research Institute	12,645
9,872	NCC Group plc	22,401
600	NEC Networks & System Integrat	11,528
1,300	NET One Systems Co., Ltd.	59,285

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,000	Nihon Unisys, Ltd.	$94,221
2,556	Nomura Research Institute, Ltd.	75,132
800	NS Solutions Corp.	24,692
2,200	Nsd Co., Ltd.	43,058
5,500	NTT Data Corp.	70,516
4,539	Ordina NV*	12,076
1,400	Otsuka Corp.	71,656
1,200	Poletowin Pitcrew Holdings, Inc.	10,846
663	Reply SpA	76,291
800	SCSK Corp.	44,764
159	Shopify, Inc., Class A*	162,652
800	Softbank Technology Corp.	28,047
4,633	Softcat plc	72,167
857	Sopra Steria Group	135,786
16,000	Sunevision Holdings, Ltd.	13,107
519	Sword Group	19,289
1,200	TDC Soft, Inc.	12,225
2,800	TechMatrix Corp.	60,979
3,894	The Citadel Group, Ltd.	15,674
1,232	Tieto OYJ	34,062
4,500	TIS, Inc.	95,656
727	Worldline SA*(a)	59,605

		4,276,530

Leisure Products (0.4%):
1,179	Accell Group	32,672
1,700	Bandai Namco Holdings, Inc.	124,201
1,106	BRP, Inc.	58,440
1,319	Games Workshop Group plc	173,778
800	Globeride, Inc.	23,566
72,000	Goodbaby International Holdings, Ltd.*	9,070
2,500	Heiwa Corp.	41,134
500	Mars Group Holdings Corp.	8,433
2,702	Maytronics, Ltd.	41,532
800	Mizuno Corp.	14,438
26,132	Photo-Me International plc	17,152
1,200	Sankyo Co., Ltd.	31,457
3,600	Sega Sammy Holdings, Inc.	43,793
1,337	Spin Master Corp.*(a)	28,861
1,169	Technogym SpA*(a)	10,004
1,995	Thule Group AB (The)(a)	66,086
4,700	Tomy Co., Ltd.	40,482
385	Trigano SA	59,438
700	Universal Entertainment Corp.*	12,831
500	Yamaha Corp.	23,936

		861,304

Life Sciences Tools & Services (0.6%):
125	Bachem Holding AG, Class B	52,954
2,607	Biotage AB	51,628
2,446	Clinigen Group plc	22,104
600	Cmic Holdings Co., Ltd.	7,698
1,200	Eps Holdings, Inc.	11,869
338	Eurofins Scientific SE	267,540
1,626	Gerresheimer AG	181,923
603	Lonza Group AG, Registered Shares	372,321
1,322	Qiagen NV*	69,088
627	Sartorius Stedim Biotech	215,921
1,600	Shin Nippon Biomedical Laborat	11,262
97	Siegfried Holding AG	66,371
299	Tecan Group AG	148,740

		1,479,419

Machinery (4.1%):
3,060	Aalberts NV	110,492
2,600	Aichi Corp.	21,716
2,100	Aida Engineering, Ltd.	14,427

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,348	Alfa Laval AB	$118,083
1,607	Alimak Group AB(a)	21,793
900	Alinco, Inc.	8,289
901	Alstom SA*	44,853
10,200	Amada Holdings Co., Ltd.	95,613
2,790	Andritz AG	85,941
2,000	Anest Iwata Corp.	16,432
2,700	Asahi Diamond Industrial Co., Ltd.	12,519
2,774	Atlas Copco AB	115,622
4,706	Atlas Copco AB, Class A	224,068
1,149	ATS Automation Tooling Systems, Inc.*	14,939
1,300	Bando Chemical Industries, Ltd.	7,402
2,296	Beijer Alma AB, Class B	29,501
506	Bobst Group SA	31,424
10,601	Bodycote plc	78,605
243	Bucher Industries AG	92,621
66	Burckhardt Compression Holding AG	16,643
1,623	Cargotec OYJ	55,922
500	Chugai Ro Co., Ltd.	7,223
27,705	CNH Industrial NV	215,286
2,050	Concentric AB	39,633
1,110	Construcc y Aux de Ferrocarr SA*	38,217
56	Conzzeta AG	59,998
168	Daetwyler Holding AG	37,275
600	Daifuku Co., Ltd.	60,399
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	7,742
2,100	Daiwa Industries, Ltd.	18,924
3,272	Danieli & C Officine Meccaniche SpA	36,468
1,449	Danieli & C Officine Meccaniche SpA	24,824
7,304	Deutz AG	42,516
6,200	DMG Mori Co., Ltd.	86,070
1,985	Duerr AG	61,076
3,400	Ebara Corp.	91,859
4,630	Electrolux Professional AB, Class B*	18,545
2,774	Epiroc AB	38,597
6,356	Epiroc AB, Class A	92,292
1,500	Exco Technologies, Ltd.	7,413
300	FANUC Corp.	57,559
114	Feintool International Holding AG	6,486
19,282	Fincantieri SpA*^	12,402
1,579	Fluidra SA*	26,735
2,000	Fuji Corp.	39,606
1,700	Furukawa Co., Ltd.	18,369
4,784	GEA Group AG	168,614
152	Georg Fischer AG	158,130
2,000	Glory, Ltd.	44,655
2,253	Haldex AB*	10,511
26,103	Heidelberger Druckmaschinen AG*	17,257
12,800	Hino Motors, Ltd.	82,966
1,200	Hisaka Works, Ltd.	10,207
2,500	Hitachi Construction Machinery Co., Ltd.	90,547
9,200	Hitachi Zosen Corp.	38,872
500	Hosokawa Micron Corp.	25,942
8,500	IHI Corp.	113,588
14,403	IMI plc	194,029
755	Industria Macchine Automatiche	59,546
2,802	Interpump Group SpA	104,021
17	Interroll Holding AG, Registered Shares	42,894
1,300	Iseki & Co., Ltd.	17,488
3,200	Japan Steel Works, Ltd. (The)	56,202
885	JOST Werke AG(a)	35,684
8,700	JTEKT Corp.	68,192

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,600	Juki Corp.	$11,257
3,751	Jungheinrich AG	129,390
555	Kardex Holding AG	102,487
900	Kato Works Co., Ltd.	9,586
6,900	Kawasaki Heavy Industries, Ltd.	93,396
2,997	Kion Group AG	257,353
400	Kitagawa Iron Works Co., Ltd.	5,534
1,400	Kito Corp.	16,454
5,100	Kitz Corp.	28,985
572	Koenig & Bauer AG*	12,873
6,700	Komatsu, Ltd.	147,518
184	Komax Holding AG	31,840
2,900	Komori Corp.	20,329
2,802	Kone OYJ, Class B	246,299
1,994	Konecranes OYJ	62,497
779	Krones AG	48,374
6,700	Kubota Corp.	119,872
2,600	Kurita Water Industries, Ltd.	85,824
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,297
600	Maezawa Kyuso Industries Co., Ltd.	13,112
1,600	Makino Milling Machine Co., Ltd.	56,125
600	Makita Corp.	28,622
586	Manitou Bf SA*	11,280
800	Max Co., Ltd.	11,995
2,600	Meidensha Corp.	39,938
800	Metawater Co., Ltd.	17,438
22,387	Metso Outotec Oyj	157,185
7,432	MINEBEA MITSUMI, Inc.	140,241
900	Misumi Group, Inc.	25,158
9,000	Mitsubishi Heavy Industries, Ltd.	199,928
1,000	Mitsubishi Logisnext Co., Ltd.	9,061
700	Mitsuboshi Belting Co., Ltd.	11,335
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	10,444
700	Miura Co., Ltd.	34,233
19,488	Morgan Advanced Materials plc	59,553
1,500	Morita Holdings Corp.	29,195
1,700	Nabtesco Corp.	61,950
1,100	Nachi-Fujikoshi Corp.	38,731
2,000	Namura Shipbuilding Co., Ltd.	3,043
4,700	Neles OYJ	63,418
2,956	NFI Group, Inc.	36,766
2,500	NGK Insulators, Ltd.	35,675
1,569	Nilfisk Holding A/S*	18,930
3,900	Nippon Thompson Co., Ltd.	13,840
800	Nitta Corp.	17,649
500	Nitto Kohki Co., Ltd.	9,905
1,900	Nitto Seiko Co., Ltd.	8,888
300	Noritake Co., Ltd.	9,428
1,533	Norma Group SE	47,603
7,000	NSK, Ltd.	53,586
14,800	NTN Corp.	27,876
7,984	OC Oerlikon Corp. AG	63,468
1,700	Oiles Corp.	24,747
600	Okuma Corp.	28,195
400	Organo Corp.	21,693
3,500	OSG Corp.	56,083
1,045	Palfinger AG	28,833
174	Pfeiffer Vacuum Technology AG	36,132
118	Rational AG	92,531
70	Rieter Holding AG	6,228
40,796	Rotork plc	147,647
1,800	Ryobi, Ltd.	20,230
2,213	Sandvik AB*	43,187
284	Schindler Holding AG, Registered Shares	77,285

Shares		Fair Value
Common Stocks, continued
Machinery, continued
539,291	SembCorp Marine, Ltd.*	$58,621
388	SFS Group AG	38,915
1,000	Shibaura Machine Co., Ltd.	20,767
1,200	Shima Seiki Manufacturing, Ltd.	18,945
1,900	Shinmaywa Industries, Ltd.	16,366
78,000	Singamas Container Holdings, Ltd.	3,138
2,200	Sintokogio, Ltd.	14,793
3,528	Skellerup Holdings, Ltd.	6,845
7,697	SKF AB, Class B	158,678
100	SMC Corp.	55,664
2,300	Sodick Co., Ltd.	16,174
1,700	Spirax-Sarco Engineering plc	241,653
891	Stabilus SA	52,413
1,600	Star Micronics Co., Ltd.	21,224
849	Sulzer AG, Registered Shares	67,995
3,700	Sumitomo Heavy Industries, Ltd.	86,089
3,900	Tadano, Ltd.	32,156
900	Takeuchi Manufacturing Co., Ltd.	17,856
3,400	Takuma Co., Ltd.	57,914
478	Technotrans SE*	10,769
800	Teikoku Electric Manufacturing Co., Ltd.	8,283
2,900	THK Co., Ltd.	72,768
3,900	Tocalo Co., Ltd.	41,042
1,200	Tokyo Keiki, Inc.	10,738
1,400	Torishima Pump Manufacturing Co., Ltd.	10,860
7,217	Trelleborg AB*	127,602
1,098	Troax Group AB	20,656
2,700	Tsubaki Nakashima Co., Ltd.	20,520
1,400	Tsubakimoto Chain Co.	32,941
4,900	Tsugami Corp.^	57,363
1,200	Tsukishima Kikai Co., Ltd.	14,521
600	Tsurumi Manufacturing Co., Ltd.	10,393
5,928	Valmet Corp.	146,750
803	Vat Group AG(a)	153,555
1,074	VBG Group AB, Class B*	16,738
8,722	Vesuvius plc*	44,389
5,758	Volvo AB, Class A	111,607
27,553	Volvo AB, Class B	529,422
689	Vossloh AG*	27,298
1,416	Wacker Neuson SE*	28,943
7,232	Wartsila OYJ Abp, Class B	56,899
560	Washtec AG*	24,354
4,095	Weir Group plc (The)	65,990
3,000	Yamabiko Corp.	36,668
123,200	Yangzijiang Shipbuilding Holdings, Ltd.	89,857
7,188	Zardoya Otis SA	43,884

		9,894,335

Marine (0.4%):
32	A.P. Moeller - Maersk A/S, Class A	46,752
40	A.P. Moeller - Maersk A/S, Class B	63,430
1,600	Algoma Central Corp.	12,102
3,578	American Shipping Co. ASA	11,049
556	Clarkson plc	16,117
1,333	D/S Norden A/S	21,643
1,307	DFDS A/S	43,812
1,044	Hapag-Lloyd AG^(a)	56,457
3,300	Iino Kaiun Kaisha, Ltd.	11,748
9,940	Irish Continental Group*	36,220
2,300	Japan Transcity Corp.	12,764
3,000	Kawasaki Kisen Kaisha, Ltd.*	33,479
947	Kuehne & Nagel International AG, Registered Shares	183,678
3,800	Mitsui O.S.K. Lines, Ltd.	74,694

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
7,000	Nippon Yusen KK	$121,370
600	NS United Kaiun Kaisha, Ltd.	8,230
246,000	Pacific Basin Shipping, Ltd.	37,906
65,000	Sitc International Holdings Co., Ltd.	90,327
1,962	Stolt-Nielsen, Ltd.	17,202

		898,980

Media (1.3%):
1,267	4imprint Group plc*	30,565
5,715	Aimia, Inc.*	16,655
18,743	Altice Europe NV, Class A*	89,755
1,460	Altice Europe NV, Class B*	7,013
65	APG SGA SA	13,053
14,475	Arnoldo Mondadori Editore SpA*	19,220
2,124	Ascential plc*(a)	8,020
4,886	Atresmedia Corp. de Medios de Comuicacion SA	12,915
1,951	Bloomsbury Publishing plc	4,996
6,744	Cairo Communication SpA	10,061
701	Cogeco Communications, Inc.	57,490
400	Cogeco, Inc.	26,453
5,394	Corus Entertainment, Inc.	11,708
1,600	Cyberagent, Inc.	98,966
3,302	Daily Mail & General Trust plc	27,706
3,900	Dentsu Group, Inc.	115,251
3,391	Euromoney Institutional Investor plc	34,926
8,672	Eutelsat Communications SA	84,248
1,700	F@n Communications, Inc.	7,816
2,800	Fuji Media Holdings, Inc.^	27,029
4,000	Hakuhodo DY Holdings, Inc.	51,698
8,376	HT&E, Ltd.	8,641
8,773	Hyve Group plc	7,316
5,113	Informa plc*	24,786
2,000	Intage Holdings, Inc.	18,916
1,711	Ipsos	42,786
119,144	ITV plc	103,356
9,582	Ive Group, Ltd.	5,266
3,439	JCDecaux SA	59,581
2,300	Kadokawa Corp.	60,845
2,312	Kin And Carta plc	1,936
6,412	Lagardere SCA*	158,865
3,548	Liberty Global plc, Series C*	72,859
1,449	Liberty Global plc, Class A*	30,443
1,664	M6 Metropole Television SA*	19,936
1,300	Macromill, Inc.	9,425
8,183	Mediaset Espana Comunicacion SA*	30,297
24,075	Mediaset SpA*	46,166
3,270	Modern Times Group MTG AB, Class B*	45,752
80,679	Nine Entertainment Co. Holdings, Ltd.	101,154
3,035	Nordic Entertainment Group AB, Class B	128,648
15,502	NOS SGPS SA	55,039
1,307	NRJ Group*	8,435
19,083	Ooh!media, Ltd.	16,806
6,014	Otello Corp. ASA*	10,319
5,688	Pearson plc	40,220
3,968	Pearson plc, ADR	28,212
68,000	PICO Far East Holdings, Ltd.	8,117
1,300	Proto Corp.	15,713
6,393	Publicis Groupe SA^	207,150
4,026	Quebecor, Inc., Class B	100,726
4,571	RAI Way SpA(a)	29,010
19,457	Reach plc	19,382
1,406	RTL Group*	55,366
4,177	Sanoma OYJ	53,452

Shares		Fair Value
Common Stocks, continued
Media, continued
641	Schibsted ASA, Class A*	$28,422
435	Schibsted ASA, Class B*	17,390
16,754	SES Global, Class A	118,515
60,999	Seven West Media, Ltd.*	4,912
7,456	Shaw Communications, Inc.	136,072
44,700	Singapore Press Holdings, Ltd.	34,227
74,550	Sky Network Television, Ltd.*	6,999
7,900	SKY Perfect JSAT Holdings, Inc.	34,593
4,175	Societe Television Francaise 1*	25,598
150,132	Southern Cross Media Group, Ltd.	16,194
1,167	Stroeer SE & Co. KGaA*	90,806
1,900	TBS Holdings, Inc.	32,677
1,294	Telenet Group Holding NV	50,154
15,000	Television Broadcasts, Ltd.	13,045
1,400	TV Asahi Holdings Corp.	22,206
500	TV Tokyo Holdings Corp.	11,409
232	TX Group AG	16,745
1,000	ValueCommerce Co., Ltd.	33,697
500	Wowow, Inc.	13,325
27,313	WPP Aunz, Ltd.	6,903
10,008	WPP plc	78,145
700	Zenrin Co., Ltd.	7,500

		3,179,999

Metals & Mining (5.1%):
3,860	Acerinox SA*	31,576
1,039	Agnico Eagle Mines, Ltd.	82,715
400	Aichi Steel Corp.	9,900
17,440	Alamos Gold, Inc., Class A	153,651
2,200	Altius Minerals Corp.	16,012
48,066	Alumina, Ltd.	47,918
723	Amg Advanced Metallurgical Group N.V.	11,962
4,799	Anglo American plc	115,867
4,749	Antofagasta plc	62,602
2,880	Aperam SA	81,124
4,677	ArcelorMittal*	62,365
12,400	Argonaut Gold, Inc.*	25,053
1,100	Asahi Holdings, Inc.	35,724
63,720	Aurelia Metals, Ltd.	22,903
1,731	Aurubis AG	117,901
47,615	B2Gold Corp.	310,066
5,920	Barrick Gold Corp.	166,297
1,875	Bekaert NV	38,998
2,256	BHP Group, Ltd., ADR	116,658
35,937	BHP Group, Ltd.	924,568
15,819	Billiton plc, ADR	674,839
11,330	BlueScope Steel, Ltd.	103,408
4,606	Boliden AB	137,003
17,700	Capstone Mining Corp.*	19,277
73,572	Centamin plc	191,675
8,200	Centerra Gold, Inc.	95,402
4,374	Central Asia Metals plc	9,084
16,254	China Gold International Resources Corp., Ltd.*	18,923
1,300	Daido Steel Co., Ltd.	40,457
2,700	Daiki Aluminium Industry Co., Ltd.	14,370
1,900	DOWA Mining Co.	55,865
10,500	Dundee Precious Metals, Inc.	75,237
4,662	Eldorado Gold Corp.*	49,197
5,905	Endeavour Mining Corp.*	147,026
1,456	Equinox Gold Corp.*	17,005
539	Eramet*	13,631
2,899	Ero Copper Corp.*	42,263
28,784	Evolution Mining, Ltd.	119,476
16,814	EVRAZ plc	74,957
22,438	Ferrexpo plc	51,054

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
24,023	First Quantum Minerals, Ltd.	$214,175
31,593	Fortescue Metals Group, Ltd.	369,746
5,947	Fortuna Silver Mines, Inc.*	37,833
327	Franco Nevada Corp.	45,643
4,271	Fresnillo plc	65,852
21,419	Galaxy Resources, Ltd.*	17,474
8,215	Galiano Gold, Inc.*	11,291
119,817	Glencore plc*	248,180
1,100	Godo Steel, Ltd.	21,089
4,758	Granges AB	42,583
18,140	Highland Gold Mining, Ltd.	69,923
4,214	Hill & Smith Holdings plc	64,672
3,000	Hitachi Metals, Ltd.	46,124
15,125	Hochschild Mining plc*	42,660
12,495	Hudbay Minerals, Inc.	52,837
15,631	IAMGOLD Corp.*	59,993
17,091	IGO, Ltd.	51,469
5,323	Iluka Resources, Ltd.	34,468
14,498	Imdex, Ltd.	13,994
22,146	Ivanhoe Mines, Ltd., Class A*	80,507
9,400	JFE Holdings, Inc.*	65,752
50,009	Jupiter Mines, Ltd.	10,067
14,214	KAZ Minerals plc	95,968
75,608	Kinross Gold Corp.*	667,263
8,443	Kirkland Lake Gold, Ltd.	412,194
10,600	Kobe Steel, Ltd.*	40,367
1,800	Kyoei Steel, Ltd.	23,115
800	Labrador Iron Ore Royalty Corp.	15,436
14,207	Lucara Diamond Corp.*	5,335
19,726	Lundin Mining Corp.	110,083
30,444	Lynas Corp., Ltd.*	50,740
11,288	MACA, Ltd.	6,723
48,387	Macmahon Holdings, Ltd.	8,876
4,545	Major Drilling Group International, Inc.*	24,340
1,400	Maruichi Steel Tube, Ltd.	35,018
176,000	Midas Holdings, Ltd.*	4,643
10,123	Mineral Resources, Ltd.	181,017
3,300	Mitsubishi Materials Corp.	65,161
500	Mitsubishi Steel Manufacturing Co., Ltd.*	2,734
3,300	Mitsui Mining & Smelting Co., Ltd.	80,218
26,154	Mount Gibson Iron, Ltd.	13,625
2,200	Neturen Co., Ltd.	11,144
27,410	New Gold, Inc.*	46,733
5,067	Newcrest Mining, Ltd.	114,182
6,200	Nippon Denko Co., Ltd.*	12,522
3,700	Nippon Light Metal Holdings Co.	58,584
16,595	Nippon Steel Corp.*	156,762
930	Nippon Yakin Kogyo Co., Ltd.	13,753
200	Nittetsu Mining Co., Ltd.	8,847
12,148	Norsk Hydro ASA*	33,457
13,476	Northern Star Resources, Ltd.	132,482
43,028	OceanaGold Corp.*	66,252
21,175	OM Holdings, Ltd.	4,847
20,038	Orocobre, Ltd.*	36,165
500	Osaka Steel Co., Ltd.	5,011
3,192	Osisko Gold Royalties, Ltd.	37,760
10,428	Outokumpu OYJ*	27,872
10,477	OZ Minerals, Ltd.	106,591
900	Pacific Metals Co., Ltd.	13,451
1,217	Pan American Silver Corp.	39,132
14,658	Pan American Silver Corp. - CVR*	11,432
33,353	Perenti Global, Ltd.	27,472
73,744	Perseus Mining, Ltd.*	72,718
176,214	Petropavlovsk plc*	74,599

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
9,700	Premier Gold Mines, Ltd.*	$18,651
5,733	Pretium Resources, Inc.*	73,374
23,878	Ramelius Resources, Ltd.	35,694
25,382	Regis Resources, Ltd.	91,609
47,236	Resolute Mining, Ltd.*	31,663
550	Rio Tinto plc	33,180
13,055	Rio Tinto plc, Registered Shares, ADR	788,392
4,167	Rio Tinto, Ltd.	282,063
6,000	Sabina Gold & Silver Corp.*	11,627
2,148	Salzgitter AG*	35,446
11,858	Sandfire Resources, Ltd.	34,767
4,142	Sandstorm Gold, Ltd.*	34,968
1,600	Sanyo Special Steel Co., Ltd.*	15,282
38,220	Saracen Mineral Holdings, Ltd.*	142,248
21,718	Schmolz + Bickenbach AG*	3,949
32,896	Silver Lake Resources, Ltd.*	54,830
12,294	Sims, Ltd.	67,008
52,227	South32, Ltd.	76,564
4,092	SSAB AB, Class A*	13,589
24,187	SSAB AB, Class B*	77,159
10,349	SSR Mining, Inc.*	193,160
28,999	St. Barbara, Ltd.	62,243
11,400	Straits Trading Co., Ltd.	12,576
3,100	Sumitomo Metal & Mining Co., Ltd.	95,976
17,269	Syrah Resources, Ltd.*	5,734
10,787	Teck Cominco, Ltd., Class B	150,211
1,985	Teck Resources, Ltd., Class B	27,631
9,775	Teranga Gold Corp.*	103,080
3,912	ThyssenKrupp AG*^	19,769
1,900	Toho Titanium Co., Ltd.	12,208
700	Toho Zinc Co., Ltd.	13,433
1,100	Tokyo Rope Manufacturing Co. Ltd.	5,447
5,300	Tokyo Steel Manufacturing Co., Ltd.^	36,101
1,300	Topy Industries, Ltd.*	14,145
4,685	Torex Gold Resources, Inc.*	66,260
9,694	Trevali Mining Corp.*	983
33,241	Turquoise Hill Resources, Ltd.*	28,213
1,500	UACJ Corp.	24,708
4,420	Voestalpine AG	116,185
4,200	Wesdome Gold Mines, Ltd.*	39,653
14,139	Western Areas, Ltd.	20,823
12,851	Westgold Resources, Ltd.*	21,925
519	Wheaton Precious Metals Corp.	25,467
1,402	Wheaton Precious Metals Corp.	68,796
42,447	Yamana Gold, Inc.	241,343
1,600	Yamato Kogyo Co., Ltd.	39,187
800	Yodogawa Steel Works, Ltd.	14,302

		12,386,587

Multiline Retail (0.6%):
40,020	B&M European Value Retail SA	254,593
247	Canadian Tire Corp., Class A	24,882
2,909	Dollarama, Inc.	111,518
15,946	Europris ASA(a)	82,062
500	Fuji Co., Ltd./Ehime	9,004
3,300	H2O Retailing Corp.^	21,492
15,674	Harvey Norman Holdings, Ltd.	50,972
6,800	Isetan Mitsukoshi Holdings, Ltd.	36,073
1,800	Izumi Co., Ltd.	65,606
6,000	J. Front Retailing Co., Ltd.	43,381
400	Kintetsu Department Store Co., Ltd.	12,402
24,500	Lifestyle International Holdings, Ltd.*	20,039
73,250	Marks & Spencer Group plc	91,707
1,300	Marui Group Co., Ltd.	24,941
30,000	Metro Holdings, Ltd.	15,168
47,139	Myer Holdings, Ltd.*	7,185

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
1,643	Next plc	$125,892
3,600	Pan Pacific International Holdings Corp.	83,875
4,800	Ryohin Keikaku Co., Ltd.	79,741
600	Sanyo Electric Railway Co., Ltd.	12,562
1,000	Seria Co., Ltd.	42,615
6,000	Takashimaya Co., Ltd.	47,526
3,557	Tokmanni Group Corp.	62,761
4,000	Wing On Company International, Ltd.	8,822

		1,334,819

Multi-Utilities (0.7%):
3,187	Acea SpA	67,028
5,070	AGL Energy, Ltd.	49,538
4,475	Algonquin Power & Utilities Corp.	65,004
805	Atco, Ltd.^	23,272
1,466	Canadian Utilities, Ltd., Class A	34,971
253,408	Centrica plc	130,804
5,904	E.ON SE	65,223
17,405	Engie Group	232,597
5,714	Hera SpA	21,120
11,786	Iren SpA	30,299
33,157	ITL AEM SpA	48,166
110,123	Keppel Infrastructure Trust	44,148
4,048	National Grid plc, ADR	233,934
11,914	Ren - Redes Energeticas Nacion	33,040
8,606	RWE AG	322,611
7,455	Suez	137,993
3,114	Telecom Plus plc	53,574
6,009	Vector, Ltd.	17,063
5,040	Veolia Environnement SA	108,679

		1,719,064

Oil, Gas & Consumable Fuels (3.7%):
9,181	Advantage Oil & Gas, Ltd.*	12,068
24,155	Africa Oil Corp.*	17,417
2,005	Aker BP ASA	31,293
11,746	Ampol, Ltd.	201,981
7,200	Anglo Pacific Group plc	11,775
13,244	ARC Resources, Ltd.	59,187
18,809	Athabasca Oil Corp.*	1,837
2,064	Baytex Energy Corp.*	728
25,572	Baytex Energy Corp.*	8,835
103,499	Beach Energy, Ltd.	99,046
17,741	Birchcliff Energy, Ltd.	20,387
33,110	BP plc, ADR	578,101
173,000	Brightoil Petroleum Holdings, Ltd.*	6,279
610	BW Energy, Ltd.*	1,093
2,656	BW LPG, Ltd.(a)	11,009
26,063	Cairn Energy plc*	48,166
5,227	Cameco Corp.	52,793
9,946	Cameco Corp.	100,476
13,900	Canacol Energy, Ltd.	36,958
16,028	Canadian Natural Resources, Ltd.	256,608
30,759	Canadian Natural Resources, Ltd.	493,014
3,012	Cardinal Energy, Ltd.	984
7,600	Cenovus Energy, Inc.	29,626
11,375	Cenovus Energy, Inc.	44,249
13,100	China Aviation Oil Singapore Corp., Ltd.	8,934
40,015	Cooper Energy, Ltd.*	10,049
3,700	Cosmo Energy Holdings Co., Ltd.	52,961
8,781	Crescent Point Energy	10,713
7,561	Crescent Point Energy Corp.	9,143
8,223	Crew Energy, Inc.*	2,100
854	CropEnergies AG	14,830
252	Delek Group, Ltd.*	4,869
39,162	DNO ASA	19,299

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,379	Enagas SA	$169,983
7,622	Enbridge, Inc.	222,695
31,200	ENEOS Holdings, Inc.	111,429
17,700	Enerplus Corp.	32,438
23,615	ENI SpA	184,714
114,028	EnQuest plc*	15,335
19,194	Equinor ASA	271,030
1,004	Equital, Ltd.*	18,088
1,390	Etablissements Maurel et Prom SA*	2,402
9,112	Euronav NV	80,594
1,579	Exmar NV*	3,922
1,267	FLEX LNG, Ltd.^	7,186
3,700	Freehold Royalties, Ltd.	10,255
1,400	Frontera Energy Corp.	2,240
3,784	Frontline, Ltd.	25,465
3,100	Fuji Oil Co., Ltd.	5,251
4,922	Galp Energia SGPS SA	45,617
891	Gaztransport et Technigaz SA	84,912
6,249	Genel Energy plc	9,734
7,750	Gibson Energy, Inc.	125,616
19,607	Gran Tierra Energy, Inc.*	4,565
18,883	Gulf Keystone Petroleum, Ltd.*	17,948
4,281	Hoegh Lng Holdings, Ltd.	4,578
11,767	Husky Energy, Inc.	27,221
3,200	Idemitsu Kosan Co., Ltd.	68,187
3,270	Imperial Oil, Ltd.	39,150
1,542	Imperial Oil, Ltd.	18,442
28,800	INPEX Corp.	154,095
12,682	Inter Pipeline, Ltd.	124,496
2,244	International Petroleum Corp.*	4,146
3,600	Itochu Enex Co., Ltd.	33,098
1,000	Japan Petroleum Exploration Co., Ltd.	15,545
24,713	Karoon Energy, Ltd.*	13,792
7,300	Kelt Exploration, Ltd.*	7,841
7,446	Keyera Corp.	112,411
3,082	Koninklijke Vopak NV	173,618
2,011	Lundin Energy AB	39,848
10,707	MEG Energy Corp.*	22,276
1,700	Mitsuuroko Holdings Co., Ltd.	21,881
1,502	Naphtha Israel Petroleum Corp.*	5,712
5,006	Neste Oyj	263,202
14,065	New Hope Corp., Ltd.^	13,046
7,392	New Zealand Refining Co., Ltd. (The)*	2,982
64,000	NewOcean Energy Holdings, Ltd.*	5,711
21,200	Nippon Coke & Engineering Co., Ltd.	12,510
7,654	Nuvista Energy, Ltd.*	3,679
104,047	Oil Refineries, Ltd.	18,543
29,438	Oil Search, Ltd.	55,898
2,596	OMV AG*	70,908
12,681	Origin Energy, Ltd.	39,204
211	Ovintiv, Inc.	1,722
2,632	Ovintiv, Inc.	21,528
7,550	Painted Pony Energy, Ltd.*	3,884
1,307	Paramount Resouces, Ltd., Class A*	2,042
7,663	Parex Resources, Inc.*	80,751
5,800	Parkland Corp.	153,386
493	Paz Oil Co., Ltd.	38,735
6,783	Pembina Pipeline Corp.	143,974
1,584	Pembina Pipeline Corp.	33,628
6,660	Peyto Exploration & Development Corp.	12,456
12,892	Pharos Energy plc*	1,749
5,032	Prairiesky Royalty, Ltd.	31,407
61,033	Premier Oil plc*	13,038

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
19,231	Repsol SA	$128,432
32,725	Royal Dutch Shell plc, Class B, ADR	792,601
1,600	Sala Corp.	9,024
4,000	San-Ai Oil Co., Ltd.	38,151
42,733	Santos, Ltd.	149,934
27,521	Saras SpA*	14,358
36,000	Savannah Energy plc*	4,880
59,700	Senex Energy, Ltd.*	13,823
8,575	Serica Energy plc	10,588
13,762	Seven Generations Energy*	37,108
400	Sinanen Holdings Co., Ltd.	12,088
24,674	Snam SpA	126,853
13,802	Stobart Group, Ltd.*	3,483
18,111	Suncor Energy, Inc.	221,498
15,784	Suncor Energy, Inc.	192,765
16,600	Tamarack Valley Energy, Ltd.*	8,977
3,152	TC Energy Corp.	132,447
7,061	TC Energy Corp.	296,462
13,400	Tidewater Midstream and Infrastructure, Ltd.	7,951
8,990	Torc Oil & Gas, Ltd.	9,588
1,559	Torm plc	10,556
18,592	TOTAL SE	638,241
11,630	Tourmaline Oil Corp.	142,121
6,518	TransGlobe Energy Corp.*	2,497
103,509	Tullow Oil plc*	20,266
3,072	Verbio Vereinigte Bioenergie AG	67,198
5,883	Vermilion Energy, Inc.	13,742
29,887	Viva Energy Group, Ltd.(a)	34,384
12,328	Whitecap Resources, Inc.	22,408
31,393	Whitehaven Coal, Ltd.	23,575
2,728	Woodside Petroleum, Ltd.	34,450
12,631	Z Energy, Ltd.	22,949

		8,861,945

Paper & Forest Products (0.7%):
1,344	Ahlstrom-Munksjo OYJ	28,323
2,718	Altri SGPS SA	11,922
5,029	Canfor Corp.*	56,621
2,751	Canfor Pulp Products, Inc.	10,311
1,300	Chuetsu Pulp & Paper Co., Ltd.	18,862
600	Daiken Corp.	10,492
4,500	Daio Paper Corp.	64,192
11,027	Ence Energia y Celulosa S.A*	28,190
6,700	Hokuetsu Corp.	23,012
2,077	Holmen AB, Class B	77,218
4,627	Interfor Corp.*	51,712
5,272	Metsa Board OYJ	43,498
7,408	Mondi plc	155,876
15,833	Navigator Co. SA (The)	39,395
4,800	Nippon Paper Industries Co., Ltd.^	59,529
1,028	Norbord, Inc.	30,383
31,700	Oji Holdings Corp.	145,502
1,598	Semapa-Sociedade de Investimento E Gestao	14,290
1,998	Stella-Jones, Inc.	67,680
11,332	Stora Enso OYJ, Registered Shares, Class R	177,558
10,437	Svenska Cellulosa AB SCA, Class B*	143,125
600	Tokushu Tokai Paper Co., Ltd.	28,443
7,786	UPM-Kymmene OYJ	236,945
1,416	West Fraser Timber Co., Ltd.	65,791
24,618	Western Forest Products, Inc.	18,675

		1,607,545

Personal Products (0.8%):
18,108	Asaleo Care, Ltd.	13,050
287	Beiersdorf AG	32,633

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
16,000	Best World International, Ltd.	$2,964
535	Blackmores, Ltd.*	24,216
800	Fancl Corp.	26,164
1,514	Jamieson Wellness, Inc.	47,942
3,900	Kao Corp.	292,698
200	Kose Corp.	24,457
705	L’Oreal SA	229,380
400	Milbon Co., Ltd.	21,365
1,000	Noevir Holdings Co., Ltd.	46,789
2,645	Ontex Group NV*	34,542
2,200	Shiseido Co., Ltd.	126,255
9,464	Unilever NV, NYS	571,626
958	Unilever NV	57,828
366	Unilever plc	22,548
4,976	Unilever plc, ADR	306,919
1,300	Ya-Man, Ltd.	19,388

		1,900,764

Pharmaceuticals (4.1%):
172	Alk-Abello A/S*	56,727
15,687	Alliance Pharma plc	14,978
1,908	Almirall SA	21,383
1,900	Aska Pharmaceutical Co., Ltd.	25,721
16,400	Astellas Pharma, Inc.	244,173
15,563	AstraZeneca plc, ADR	852,853
491	Aurora Cannabis, Inc.*	2,286
1,145	Bausch Health Cos., Inc.*	17,793
6,200	Bausch Health Cos., Inc.*	96,395
10,652	Bayer AG, Registered Shares	665,675
693	Boiron SA	33,189
1,600	Canopy Growth Corp.*	22,942
1,200	Chugai Pharmaceutical Co., Ltd.	53,857
411	COSMO Pharmaceuticals NV*^	39,142
900	Daiichi Sankyo Co., Ltd.	27,660
700	Eisai Co., Ltd.	63,885
10,617	Faes Farma SA	42,773
700	Fuji Pharma Co., Ltd.	8,446
500	Fuso Pharmaceutical Industries. Ltd.	13,816
1,668	Galenica AG(a)	116,291
3,801	GlaxoSmithKline plc	71,186
14,120	GlaxoSmithKline plc, ADR	531,477
1,384	H. Lundbeck A/S	45,632
4,800	Haw Par Corp., Ltd.	32,724
1,551	Hikma Pharmaceuticals plc	51,939
26,202	Indivior plc*	39,581
701	Ipsen SA	73,534
98,000	Jacobson Pharma Corp., Ltd.	14,689
1,000	Kaken Pharmaceutical Co., Ltd.	45,924
1,000	Kissei Pharmaceutical Co., Ltd.	22,579
1,100	Kyowa Kirin Co., Ltd.	31,249
98,378	Mayne Pharma Group, Ltd.*	27,858
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	36,671
13,596	Novartis AG, Registered Shares	1,181,830
16,888	Novo Nordisk A/S, Class B	1,173,310
1,000	Ono Pharmaceutical Co., Ltd.	31,399
1,037	Orion OYJ	47,096
4,471	Orion OYJ, Class B	202,314
2,000	Otsuka Holdings Co., Ltd.	84,833
2,424	Recipharm AB*	42,116
3,141	Recordati SpA	160,679
216	Roche Holding AG	74,166
5,605	Roche Holding AG	1,918,143
2,000	Rohto Pharmaceutical Co., Ltd.	65,779
4,419	Sanofi	443,034
1,600	Santen Pharmaceutical Co., Ltd.	32,813
800	Sawai Pharmaceutical Co., Ltd.	40,392
1,300	Seikagaku Corp.	13,693

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,000	Shionogi & Co., Ltd.	$53,509
3,200	Sumitomo Dainippon Pharma Co., Ltd.	42,144
800	Taisho Pharmaceutical Holdings Co., Ltd.	52,768
7,400	Takeda Pharmacuetical Co., Ltd.	263,639
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	44,861
3,519	Teva Pharmaceutical Industries, Ltd.*	31,872
800	Torii Pharmaceutical Co., Ltd.	22,801
1,200	Towa Pharmaceutical Co., Ltd.	24,116
1,400	Tsumura & Co.	43,883
766	UCB SA	86,977
26,000	United Laboratories International Holdings, Ltd.	26,853
34,791	Vectura Group plc*	46,270
209	Vetoquinol SA	17,129
1,667	Vifor Pharma AG	226,987
146	Virbac SA*	33,834

		9,974,268

Professional Services (2.2%):
4,336	Adecco SA, Registered Shares	229,198
2,215	AF Poyry AB	62,737
1,278	Akka Technologies SA*	24,829
7,788	ALS, Ltd.	51,497
770	Altech Corp.	15,025
240	Amadeus Fire AG*	29,878
9,096	Applus Services SA	67,935
600	Baycurrent Consulting, Inc.	83,833
1,800	Benefit One, Inc.	45,442
1,800	BeNEXT Group Inc.	19,417
372	Bertrandt AG	14,088
7,058	Bureau Veritas SA	158,510
26,624	Capita plc*	10,431
180	Danel Adir Yeoshua, Ltd.	20,820
1,879	DKSH Holding, Ltd.	131,024
900	EN-Japan, Inc.	22,681
9,003	Experian plc	336,836
1,200	FULLCAST Holdings Co., Ltd.	19,601
900	Funai Soken Holdings, Inc.	21,230
175	Groupe Crit	10,373
76,397	Hays plc	110,381
2,680	Intertek Group plc	217,957
3,227	Intertrust NV(a)	54,948
500	IR Japan Holdings, Ltd.	63,339
1,000	Jac Recruitment Co., Ltd.	12,524
5,154	McMillan Shakespeare, Ltd.	30,399
1,100	Meitec Corp.	56,067
1,497	Morneau Shepell, Inc.	31,258
2,500	Nihon M&A Center, Inc.	142,623
3,600	Nomura Co., Ltd.	26,727
3,000	Outsourcing, Inc.	27,822
18,606	Pagegroup plc*	89,696
2,000	Pasona Group, Inc.	30,487
8,000	Persol Holdings Co., Ltd.	130,139
5,064	Randstad NV	264,206
9,800	Recruit Holdings Co., Ltd.	388,893
5,236	RELX plc, ADR	117,129
7,938	RELX plc	175,674
2,833	Ricardo plc	12,121
6,390	Robert Walters plc	32,561
1,561	Seek, Ltd.	23,874
91	SGS SA, Registered Shares	243,981
2,400	SMS Co., Ltd.	69,875
2,421	Stantec, Inc.	73,453
1,400	Stantec, Inc.	42,513

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
7,669	SThree plc	$23,712
1,100	Tanseisha Co., Ltd.	7,426
1,200	Technopro Holdings, Inc.	74,216
1,377	Teleperformance	424,014
2,878	Thomson Reuters Corp.	229,578
1,065	Tinexta SpA*	20,692
1,100	UT Group Co., Ltd.*	37,499
6,536	Wolters Kluwer NV	557,948
600	YAMADA Consulting Group Co., Ltd.	6,874
3,100	Yumeshin Holdings Co., Ltd.	20,225

		5,246,216

Real Estate Management & Development (2.7%):
2,434	ADO Properties SA(a)	67,448
3,100	AEON Mall Co., Ltd.	43,583
2,292	Airport City, Ltd.*	23,905
2,300	Airport Facilities Co., Ltd.	10,143
764	Allreal Holding AG	164,729
1,972	Alony Hetz Properties & Invest	19,348
492	Alrov Properties And Lodgings, Ltd.*	14,222
700	Altus Group, Ltd.	29,090
2,393	Amot Investments, Ltd.	10,929
7,879	Aroundtown SA	39,599
28,100	Ascendas India Trust	28,276
2,512	Ashtrom Properties, Ltd.	10,906
46,000	Asia Standard International Group, Ltd.*	5,005
3,271	Atrium European Real Estate, Ltd.	9,116
2,076	Atrium Ljungberg AB, Class B	33,971
45	Bayside Land Corp.	25,973
210	Big Shopping Centers, Ltd.*	15,589
3,700	Bukit Sembawang Estates, Ltd.	9,765
1,686	CA Immobilien Anlagen AG	49,900
18,900	CapitaLand, Ltd.	37,773
2,300	Castellum AB	52,332
1,089	Catena AB	48,155
2,794	Cedar Woods Properties, Ltd.	11,520
18,000	Chinese Estates Holdings, Ltd.	9,895
41,300	Chip Eng Seng Corp., Ltd.	13,242
52,000	Chuang’s Consortium International, Ltd.	6,268
7,300	City Developments, Ltd.	41,068
1,684	Citycon OYJ^	13,253
39,930	CK Asset Holdings, Ltd.	194,828
3,803	CLS Holdings plc	10,437
1,625	Colliers International Group	108,371
741	Corestate Capital Holding SA	14,521
340,000	CSI Properties, Ltd.	10,213
1,700	Daibiru Corp.	19,744
1,200	Daito Trust Construction Co., Ltd.	106,409
11,500	Daiwa House Industry Co., Ltd.	295,516
887	Deutsche Euroshop AG*	11,020
3,980	Deutsche Wohnen SE	199,121
2,618	Dic Asset AG	31,469
2,651	Dios Fastigheter AB	18,792
1,450	DREAM Unlimited Corp.	21,183
34,000	Emperor International Holdings	5,109
2,667	Entra ASA(a)	37,596
3,263	Fabege AB	45,269
68,000	Far East Consortium International, Ltd.	19,048
687	Fastighets AB Balder*	34,907
1,147	FirstService Corp.	151,279
11,092	Foxtons Group plc*	5,291
16,000	Frasers Property, Ltd.	13,670
1,100	Goldcrest Co., Ltd.	14,399
17,039	Grainger plc	65,204

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
2,677	Grand City Properties SA	$64,680
10,000	Great Eagle Holdings, Ltd.	22,798
17,100	GuocoLand, Ltd.	18,856
28,000	Hang Lung Group, Ltd.	63,817
24,984	Hang Lung Properties, Ltd.	63,712
1,200	Heiwa Real Estate Co., Ltd.	33,119
5,154	Helical plc	19,682
27,706	Henderson Land Development Co., Ltd.	102,215
37,840	HKR International, Ltd.	15,217
9,400	Ho Bee Land, Ltd.	15,418
18,500	Hong Fok Corp., Ltd.	8,405
21,600	Hongkong Land Holdings, Ltd.	80,443
2,049	Hufvudstaden AB	28,562
3,000	Hulic Co., Ltd.	28,142
11,000	Hysan Development Co., Ltd.	32,914
12,900	Ichigo, Inc.	37,550
242	Immobel SA	18,532
2,353	IMMOFINANZ AG*	37,231
1,754	Instone Real Estate Group AG*(a)	40,698
29	Intershop Holdings AG	18,734
2,000	Invesque, Inc.	4,040
164	Investis Holding SA	15,851
25,000	K Wah International Holdings Ltd.	12,051
2,000	Katitas Co., Ltd.	56,781
8,200	Kenedix, Inc.	43,253
22,225	Kerry Properties, Ltd.	56,791
21,647	Klovern AB	39,879
3,150	Kojamo Oyj	67,629
26,000	Kowloon Development Co., Ltd.	31,745
3,796	Kungsleden AB	36,042
11,400	Lai Sun Development Co., Ltd.	10,287
112,800	Landing International Development, Ltd.*	3,450
44,500	Langham Hospitality Investment	5,487
1,157	LEG Immobilien AG	165,144
7,615	Lend Lease Group	60,304
8,000	Liu Chong Hing Investment, Ltd.	6,503
4,644	LSL Property Services plc*	12,968
578	Melisron, Ltd.	18,593
59,000	Mingfa Group International Co., Ltd.*	429
4,800	Mitsubishi Estate Co., Ltd.	72,558
4,100	Mitsui Fudosan Co., Ltd.	71,423
9,306	Mivne Real Estate KD, Ltd.	17,302
255	Mobimo Holding AG, Registered Shares	74,910
100	Morguard Corp.	7,874
15,087	New World Development Co., Ltd.	73,450
2,193	Nexity SA	66,741
800	Nippon Commercial Development Co., Ltd.	12,830
1,700	Nisshin Group Holdings Co., Ltd.	6,746
3,200	Nomura Real Estate Holdings, Inc.	60,874
3,463	Nyfosa AB*	30,750
1,024	Olav Thon Eiendomsselskap ASA*	15,260
1,700	Open House Co., Ltd.	61,411
17,900	Oue, Ltd.	15,517
50,363	Oxley Holdings, Ltd.	7,967
25,656	Pacific Century Premium Developments, Ltd.*	6,749
1,449	PATRIZIA AG	39,518
1,195	Platzer Fastigheter Holding AB, Class B	12,423
94	Plazza AG	28,992
2,600	Polytec Asset Holdings, Ltd.	222

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
31,000	Prospect Co., Ltd.	$10,626
948	PSP Swiss Property AG	114,698
700	Raysum Co., Ltd.	6,247
3,244	Real Matters, Inc.*	63,228
2,300	Relo Group, Inc.	55,139
977	Sagax AB, Class B	17,112
24,202	Samhallsbyggnadsbolaget i Norden AB^	73,393
1,200	SAMTY Co., Ltd.	18,044
9,123	Savills plc*	91,784
1,875	Selvaag Bolig ASA	10,416
2,600	Shinoken Group Co., Ltd.	24,269
795	Shurgard Self Storage SA	34,669
100,800	Sinarmas Land, Ltd.	12,072
34,825	Sino Land Co., Ltd.	40,530
5,000	Soundwill Holdings, Ltd.	4,408
8,938	St. Modwen Properties plc	35,934
1,900	Sumitomo Realty & Development Co., Ltd.	56,220
1,493	Summit Real Estate Holdings, Ltd.	12,906
1,800	Sun Frontier Fudousan Co., Ltd.	15,080
5,921	Sun Hung Kai Properties, Ltd.	75,909
10,646	Swire Pacific, Ltd., Class A	51,624
17,500	Swire Pacific, Ltd., Class B	14,538
13,600	Swire Properties, Ltd.	35,936
2,643	Swiss Prime Site AG	239,949
1,994	TAG Immobilien AG	60,166
21,000	TAI Cheung Holdings, Ltd.	12,585
4,200	Takara Leben Co., Ltd.	12,436
28,153	The Wharf Holdings, Ltd.	56,265
4,500	Toc Co., Ltd.	27,880
6,400	Tokyo Tatemono Co., Ltd.	78,341
9,000	Tokyu Fudosan Holdings Corp.	38,752
2,400	Tosei Corp.	22,391
2,676	Tricon Residential, Inc.	22,189
6,860	U & I Group plc	4,765
213	UBM Development AG	7,725
16,200	UOL Group, Ltd.	79,366
6,670	Urban & Civic plc	18,116
2,545	Vonovia SE	174,867
3,228	Wallenstam AB	49,218
6	Warteck Invest AG	14,922
6,203	Watkin Jones plc	11,291
22,829	Wharf Real Estate Investment Co., Ltd.	93,456
2,034	Wihlborgs Fastigheter AB	40,304
20,700	Wing Tai Holdings, Ltd.	26,404
16,000	Wing Tai Properties, Ltd.	7,730
17	Zug Estates Holding AG	36,828

		6,370,596

Road & Rail (1.4%):
8,566	A2B Australia, Ltd.	6,696
52,525	Aurizon Holdings, Ltd.	160,245
5,353	Canadian National Railway Co.	569,880
400	Canadian National Railway Co.	42,605
1,009	Canadian Pacific Railway, Ltd.	307,170
800	Central Japan Railway Co.	114,791
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	20,339
52,900	ComfortDelGro Corp., Ltd.	55,025
502	DSV PANALPINA A/S	81,938
1,700	East Japan Railway Co.	104,765
8,727	Europcar Mobility Group*^(a)	7,544
64,976	FirstGroup plc*	31,990
1,500	Fukuyama Transporting Co., Ltd.	73,246

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
4,083	Go-Ahead Group plc	$30,568
1,000	Hamakyorex Co., Ltd.	30,314
2,400	Hankyu Hanshin Holdings, Inc.	77,218
2,200	Hitachi Transport System, Ltd.	69,862
1,100	Ichinen Holdings Co., Ltd.	13,181
206	Jungfraubahn Holding AG, Registered Shares	25,824
2,500	Keikyu Corp.	38,405
700	Keio Corp.	43,293
1,200	Keisei Electric Railway Co., Ltd.	33,929
1,500	Kintetsu Group Holdings Co., Ltd.	63,999
400	Maruzen Showa Unyu Co., Ltd.	13,642
7,711	MTR Corp., Ltd.	38,269
1,900	Nagoya Railroad Co., Ltd.	52,071
2,400	Nankai Electric Railway Co., Ltd.	53,217
29,502	National Express Group plc*	58,060
2,200	Nikkon Holdings Co., Ltd.	47,713
1,800	Nippon Express Co., Ltd.	104,799
1,300	Nishi-Nippon Railroad Co., Ltd.	37,641
5,199	Nobina AB*(a)	34,241
2,800	Odakyu Electric Railway Co., Ltd.^	70,457
13,546	Redde Northgate plc	32,118
500	Sakai Moving Service Co., Ltd.	24,371
2,300	Sankyu, Inc.	90,688
6,200	Seino Holdings Co., Ltd.	89,967
6,400	Senko Group Holdings Co., Ltd.	59,621
721	Sixt SE*	65,245
975	Sixt SE	52,485
2,000	Sotetsu Holdings, Inc.	53,966
31,768	Stagecoach Group plc	15,804
278	Stef S.A.*	23,792
5,161	Tfi International, Inc.	215,836
2,000	Tobu Railway Co., Ltd.	61,784
3,400	Tokyu Corp.	44,136
300	Tonami Holdings Co., Ltd.	18,564
3,913	Tourism Holdings, Ltd.	5,766
600	Trancom Co., Ltd.	43,259
20,930	Transport International Holdings, Ltd.	38,398
1,100	West Japan Railway Co.	54,376

		3,503,113

Semiconductors & Semiconductor Equipment (1.7%):
1,800	Advantest Corp.	87,440
18,200	Aem Holdings, Ltd.	51,517
2,386	ASM International NV	341,966
8,119	ASM Pacific Technology, Ltd.	82,991
2,381	ASML Holding NV, NYS	879,231
3,418	BE Semiconductor Industries NV	146,523
45,000	BOE Varitronix, Ltd.	15,278
1,206	Camtek, Ltd./Israel*	18,656
3,163	Dialog Semiconductor plc*	137,545
279	Elmos Semiconductor SE	6,824
2,300	Ferrotec Holdings Corp.	19,862
438	First Sensor AG	20,641
19,132	Infineon Technologies AG	541,116
2,200	Japan Material Co., Ltd.	30,754
1,400	Lasertec Corp.	115,801
1,090	Melexis NV	84,793
800	Mimasu Semiconductor Industry	18,394
1,700	Mitsui High-Tec, Inc.	34,016
1,078	Nova Measuring Instruments, Ltd.*	56,677
1,100	Optorun Co., Ltd.	22,273
9,700	Renesas Electronics Corp.*	71,056
700	ROHM Co., Ltd.	54,058
1,600	Sanken Electric Co., Ltd.	37,431
400	Screen Holdings Co., Ltd.	21,287

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
300	Shindengen Electric Manufacturing Co., Ltd.	$5,724
2,100	Shinko Electric Industries Co., Ltd.	36,733
992	Siltronic AG	89,030
285	SMA Solar Technology AG*	12,755
823	Soitec*	118,519
10,083	STMicroelectronics NV	308,172
1,086	SUESS MicroTec SE*	20,131
10,600	SUMCO Corp.	149,106
1,100	Tokyo Electron, Ltd.	287,944
800	Tokyo Seimitsu Co., Ltd.	25,409
1,000	Towa Corp.	11,023
3,609	Tower Semiconductor, Ltd.*	65,756
300	Tri Chemical Laboratories, Inc.	34,808
386	U-Blox AG	21,421
1,800	Ulvac, Inc.	65,312
1,200	Yamaichi Electronics Co., Ltd.	14,723

		4,162,696

Software (1.2%):
3,300	Absolute Software Corp.	40,079
1,800	Access Co., Ltd.	15,211
3,669	Altium, Ltd.	95,516
3,980	Avast plc(a)	26,911
585	AVEVA Group plc	36,165
1,040	Axway Software SA	23,174
26,254	BlackBerry, Ltd.*	120,484
4,900	Broadleaf Co., Ltd.	25,428
500	Computer Engineering & Consulting, Ltd.	7,731
201	Constellation Software, Inc.	223,377
1,400	Cresco, Ltd.	18,287
1,200	Cybozu, Inc.	38,108
323	Dassault Systemes SA	60,244
764	Descartes Systems Group, Inc.*	43,533
300	Digital Arts, Inc.	24,604
2,000	Enghouse Systems, Ltd.	109,314
800	Fuji Soft, Inc.	41,150
8,509	Hansen Technology, Ltd.	23,800
916	Hilan, Ltd.	39,968
7,600	Infomart Corp.	67,391
16,011	Infomedia, Ltd.	18,607
7,858	Integrated Research, Ltd.	20,087
7,413	IRESS, Ltd.	50,927
600	Justsystems Corp.	42,498
400	Kinaxis, Inc.*	58,888
1,361	Lectra	32,175
172	Linedata Services	5,224
1,195	Magic Software Enterprises, Ltd.	15,863
8,235	Micro Focus International plc, ADR	26,517
500	Miroku Jyoho Service Co., Ltd.	10,447
1,788	Nemetschek SE	130,942
249	Netcompany Group A/S*(a)	20,617
363	NICE Systems, Ltd.*	82,297
600	Open Text Corp.	25,363
3,485	Open Text Corp.	147,206
400	Oracle Corp.	43,373
4,000	Rakus Co., Ltd.	71,989
3,268	Sage Group plc	30,260
2,059	SAP SE	320,595
3,474	SDL plc*	30,495
1,391	SimCorp A/S	182,884
1,731	Software AG	85,349
500	SRA Holdings	11,477
2,800	Systena Corp.	48,858
8,525	Technology One, Ltd.	48,896

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
1,295	Temenos AG	$174,440
1,900	Trend Micro, Inc.	115,951
12,001	Vista Group International, Ltd.	13,183

		2,945,883

Specialty Retail (1.5%):
400	ABC-Mart, Inc.	20,824
16,866	Accent Group, Ltd.	19,906
10,400	Adairs, Ltd.	24,298
1,300	Adastria Co., Ltd.	20,504
900	Alpen Co., Ltd.	17,025
34,842	AMA Group, Ltd.*	15,923
2,600	Aoki Holdings, Inc.	13,022
2,800	Aoyama Trading Co., Ltd.^	14,715
3,236	AP Eagers, Ltd.	21,312
1,900	Arcland Sakamoto Co., Ltd.	39,024
2,500	Autobacs Seven Co., Ltd.	32,479
1,813	Autocanada, Inc.	24,688
2,300	BIC Camera, Inc.	25,510
4,193	Bilia AB, Class A*	52,761
3,245	Byggmax Group AB	19,065
2,609	Carasso Motors, Ltd.	7,042
16,294	Card Factory plc	7,182
3,919	Ceconomy AG*	19,332
800	Chiyoda Co., Ltd.	7,464
18,000	Chow Sang Sang Holdings International, Ltd.	19,302
31,200	Chow Tai Fook Jewellery Group, Ltd.	40,632
4,700	DCM Holdings Co., Ltd.	65,089
39,375	Dixons Carphone plc	47,338
1,884	Dufry AG, Registered Shares	57,884
5,850	Dunelm Group plc	104,847
4,900	Edion Corp.	51,271
77,300	Esprit Holdings, Ltd.*	7,611
400	Fast Retailing Co., Ltd.	251,018
104	Fenix Outdoor International AG*	11,544
1,290	Fielmann AG	103,584
878	Fnac Darty SA	39,478
9,000	Frasers Group plc*	39,859
2,300	Geo Holdings Corp.	36,459
130,000	Giordano International, Ltd.	22,664
1,946	Grandvision BV*(a)	54,382
13,359	Halfords Group plc	31,260
8,861	Hennes & Mauritz AB, Class B	152,903
300	Hikari Tsushin, Inc.	71,501
483	Hornbach Baumarkt AG	25,647
721	Hornbach Holding AG & Co. KGaA	84,145
22,000	I.T, Ltd.*	2,874
5,100	Idom, Inc.	30,720
5,629	Industria de Diseno Textil SA	156,482
4,862	JB Hi-Fi, Ltd.	164,154
13,842	JD Sports Fashion plc	144,834
700	JINS Holdings, Inc.	55,105
1,500	Joshin Denki Co., Ltd.	37,375
26,469	Kathmandu Holdings, Ltd.*	21,760
1,700	Keiyo Co., Ltd.	14,268
39,018	Kingfisher plc	149,091
900	Kohnan Shoji Co., Ltd.	35,036
1,600	Komeri Co., Ltd.	50,548
5,800	K’s Holding Corp.	78,319
2,366	Leon’s Furniture, Ltd.	32,805
15,750	L’occitane International SA	27,512
19,046	Lookers plc	5,160
14,000	Luk Fook Holdings International, Ltd.	33,984
2,347	Matas A/S*	27,316
1,681	Mekonomen AB	17,498
2,955	Mobilezone Holding AG	29,274

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,966	Nick Scali, Ltd.	$24,260
1,900	Nishimatsuya Chain Co., Ltd.	25,854
400	Nitori Co., Ltd.	83,208
2,300	Nojima Corp.	61,982
40,000	Oriental Watch Holdings	12,044
1,400	Pal Group Holdings Co., Ltd.	14,872
76,677	Pendragon plc*	7,012
19,618	Pets At Home Group plc	107,121
2,736	Premier Investments, Ltd.	40,389
61,088	SA SA International Holdings, Ltd.*	10,640
1,800	Shimachu Co., Ltd.	61,088
400	Shimamura Co., Ltd.	39,107
9,886	Super Retail Group, Ltd.	74,681
3,968	Superdry plc	7,881
900	T-Gaia Corp.	16,888
1,300	United Arrows, Ltd.	18,919
2,400	USS Co., Ltd.	42,937
240	Valora Holding AG	44,682
8,200	VT Holdings Co., Ltd.	31,694
4,080	WHSmith plc	50,045
300	Workman Co., Ltd.	26,286
800	World Co., Ltd.	10,810
700	Xebio Holdings Co., Ltd.	5,060
2,913	XXL ASA*(a)	8,197
10,200	Yamada Holdings Co., Ltd.	50,868
800	Yellow Hat, Ltd.	13,381

		3,724,515

Technology Hardware, Storage & Peripherals (0.5%):
6,400	Brother Industries, Ltd.	101,665
6,500	Canon, Inc.	107,901
700	EIZO Corp.	27,257
900	Elecom Co., Ltd.	44,290
2,700	FUJIFILM Holdings Corp.	133,064
19,300	Konica Minolta, Inc.^	54,543
1,323	Logitech International SA, Class R	102,406
1,900	Maxell Holdings, Ltd.*	19,694
4,900	Mcj Co., Ltd.	44,788
5,300	NEC Corp.	310,286
1,300	Noritsu Koki Co., Ltd.	20,059
1,935	Quadient	26,143
10,400	Ricoh Co., Ltd.	70,119
600	Roland Dg Corp.	7,790
2,197	S&T AG^	46,124
7,600	Seiko Epson Corp.	87,380
1,200	Toshiba Tec Corp.	50,132
4,400	Wacom Co., Ltd.	29,069

		1,282,710

Textiles, Apparel & Luxury Goods (1.7%):
1,248	Adidas AG	403,881
3,137	Aritzia, Inc.*	41,068
3,800	Asics Corp.	53,203
1,700	Atsugi Co., Ltd.	9,177
287	Bijou Brigitte AG	8,109
1,383	Brunello Cucinelli SpA	42,176
6,313	Burberry Group plc	126,376
364	Calida Holding AG	11,582
408	Canada Goose Holdings, Inc.*	13,125
893	Chargeurs SA	17,511
4,311	Cie Financiere Richemont SA	288,833
35,102	Coats Group plc	25,293
485	Delta-Galil Industries, Ltd.	7,807
829	Fox Wizel, Ltd.	54,623
2,382	Gildan Activewear, Inc.	46,854
400	Goldwin, Inc.	31,746
900	Gunze, Ltd.	33,614

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
189	Hermes International SA	$162,895
2,775	Hugo Boss AG	69,484
473	Kering	314,215
1,500	Komatsu Matere Co., Ltd.	12,734
700	Kurabo Industries, Ltd.	12,824
2,199	LVMH Moet Hennessy Louis Vuitton SA	1,027,898
5,170	Moncler SpA	211,728
3,560	New Wave Group AB*	18,679
5,000	Onward Holdings Co., Ltd.	12,977
9,893	Ovs SpA*(a)	11,401
44,000	Pacific Textiles Holdings, Ltd.	20,459
4,972	Pandora A/S	357,853
12,900	Prada SpA	50,355
902	Puma SE*	81,262
1,469	Salvatore Ferragamo Italia SpA*	21,604
73,200	Samsonite International SA*(a)	74,703
2,100	Sankyo Seiko Co., Ltd.	8,987
500	Sanyo Shokai, Ltd.	2,872
1,000	Seiren Co., Ltd.	14,730
17,500	Stella International Holdings, Ltd.	17,157
507	Swatch Group AG (The), Class B	118,132
1,258	Swatch Group AG (The), Registered Shares	56,496
2,999	Ted Baker plc	4,049
60,000	Texwinca Holdings, Ltd.	8,383
404	Tod’s SpA*	11,749
3,200	Tsi Holdings Co., Ltd.	9,868
5,500	Unitika, Ltd.*	18,782
2,000	Wacoal Holdings Corp.	37,835
1,100	Yondoshi Holdings, Inc.	18,423
45,514	Yue Yuen Industrial Holdings, Ltd.	73,748

		4,077,260

Thrifts & Mortgage Finance (0.1%):
1,484	Aareal Bank AG	29,812
3,618	Deutsche Pfandbriefbank AG*(a)	23,979
615	Equitable Group, Inc.	34,686
1,100	Firm Capital Mortgage Investment Corp.	9,501
1,626	Genworth MI Canada, Inc.	42,170
16,190	Genworth Mortgage Insurance AU	18,275
2,112	Home Capital Group, Inc.*	34,232
3,861	MyState, Ltd.	9,971
9,478	Onesavings Bank plc	34,062
10,978	Paragon Banking Group plc	47,078
3,600	Timbercreek Financial Corp.	22,578

		306,344

Tobacco (0.5%):
14,187	British American Tobacco plc	509,827
18,433	Imperial Brands plc, Class A	324,854
13,100	Japan Tobacco, Inc.	239,251
3,118	Scandinavian Tobacco Group A/S(a)	46,238
779	Swedish Match AB, Class B	63,584

		1,183,754

Trading Companies & Distributors (2.1%):
10,548	AddTech AB, Class B	137,932
1,000	Alconix Corp.	14,469
13,653	Ashtead Group plc	489,081
653	BayWa AG	21,465
2,337	Beijer Ref AB	77,326
1,271	Bergman & Beving AB	12,307
9,600	BOC Aviation, Ltd.(a)	65,399
388	Bossard Holding AG	70,141
5,765	Brenntag AG	366,784
2,745	Bufab AB	42,575

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,067	Bunzl plc	$131,191
4,000	CanWel Building Materials Group, Ltd.	20,430
70,000	China Strategic Holdings, Ltd.*	689
400	Daiichi Jitsugyo Co., Ltd.	14,046
2,280	Diploma plc	64,378
3,513	Ferguson plc	353,398
8,200	Finning International, Inc.	125,396
7,815	Grafton Group plc	67,736
1,700	Hanwa Co., Ltd.	33,947
29,424	Howden Joinery Group plc	222,568
1,598	Imcd Group NV	190,242
1,800	Inaba Denki Sangyo Co., Ltd.	45,122
1,800	Inabata & Co., Ltd.	22,878
2,143	Indutrade AB	114,947
9,000	Itochu Corp.	230,169
2,000	Iwatani Corp.	74,949
616	Jacquet Metal Service	5,997
500	Japan Pulp & Paper Co., Ltd.	17,777
700	Kamei Corp.	7,274
900	Kanaden Corp.	12,786
1,700	Kanamoto Co., Ltd.	38,697
3,100	Kanematsu Corp.	37,959
5,365	Kloeckner & Co. SE*	34,306
14,200	Marubeni Corp.	80,576
900	Maruka Corp.	19,506
600	Mitani Corp.	37,086
6,700	Mitsubishi Corp.	160,310
8,600	Mitsui & Co., Ltd.	147,746
1,271	Momentum Group AB, Class B*	19,730
1,800	MonotaRo Co., Ltd.	89,661
4,300	Nagase & Co., Ltd.	60,160
600	Nichiden Corp.	13,171
1,100	Nippon Steel Trading Corp.	31,380
1,200	Nishio Rent All Co., Ltd.	25,451
700	Onoken Co., Ltd.	7,456
5,062	Reece, Ltd.	47,199
9,256	Rexel SA*	116,101
2,592	Richelieu Hardware, Ltd.	68,450
2,804	Russel Metals, Inc.	38,267
1,200	Seika Corp.	16,868
600	Senshu Electric Co., Ltd.	18,531
2,307	Seven Group Holdings, Ltd.	29,700
38,500	Sojitz Corp.	87,337
409	Solar A/S	19,349
17,864	Speedy Hire plc	11,920
800	Sugimoto & Co., Ltd.	14,961
6,600	Sumitomo Corp.	79,151
600	Tomoe Engineering Co., Ltd.	11,954
2,572	Toromont Industries, Ltd.	153,926
4,000	Toyota Tsushu Corp.	111,726
8,059	Travis Perkins plc	112,048
1,000	Trusco Nakayama Corp.	25,279
800	Wajax Corp.	7,150
2,700	Wakita & Co., Ltd.	26,921
2,700	Yamazen Corp.	27,387
800	Yuasa Trading Co., Ltd.	24,951

		4,905,770

Transportation Infrastructure (0.5%):
833	Aena SME SA(a)	116,016
496	Aeroports de Paris	49,382
4,153	Atlantia SpA*	65,118
9,083	Atlas Arteria, Ltd.	39,929
8,117	Auckland International Airport, Ltd.	39,314
671	Flughafen Zuerich AG	91,906
1,452	Fraport AG	57,491

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
2,198	Getlink SE	$29,798
2,440	Hamburger Hafen und Logistik AG	42,746
182,200	Hutchison Port Holdings Trust	29,925
1,940	James Fisher & Sons plc	28,322
400	Japan Airport Terminal Co., Ltd.	17,651
3,500	Kamigumi Co., Ltd.	68,918
2,100	Mitsubishi Logistics Corp.	59,499
400	Nissin Corp.	6,054
5,399	Port of Tauranga, Ltd.	26,244
32,017	Qube Holdings, Ltd.	57,712
15,500	SATS, Ltd.	32,463
17,118	Signature Aviation plc*	52,866
3,800	Sumitomo Warehouse Co., Ltd. (The)	48,134
11,723	Sydney Airport	49,339
11,321	Transurban Group	114,709
2,729	Westshore Terminals Investment Corp.^	31,176

		1,154,712

Water Utilities (0.2%):
12,043	Pennon Group plc	160,028
4,673	Severn Trent plc	146,904
45,000	Siic Environment Holdings, Ltd.	6,051
8,586	United Utilities Group plc	94,926

		407,909

Wireless Telecommunication Services (1.5%):
1,292	1&1 Drillisch AG	28,645
3,670	Cellcom Israel, Ltd.*	14,968
7,390	Freenet AG	149,494
88,000	Hutchison Telecommunications Holdings, Ltd.	13,549
27,900	KDDI Corp.	705,858
5,186	Millicom International Cellular SA, SDR	156,974
12,900	NTT DoCoMo, Inc.	478,458
1,000	Okinawa Cellular Telephone Co.	38,039
2,104	Orange Belgium SA	33,972
5,106	Partner Communications Co.*	19,996
1,900	Rogers Communications, Inc., Class B	75,378
1,708	Rogers Communications, Inc., Class B	67,722
35,000	Smartone Telecommunications Ho	18,582
9,900	Softbank Corp.	110,944
21,800	SoftBank Group Corp.	1,346,282
21,800	StarHub, Ltd.	19,175
4,847	Tele2 AB^	68,465
119,823	Vodafone Group plc	158,937

		3,505,438

Total Common Stocks (Cost $232,007,832)		236,486,941

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,421	Bayerische Motoren Werke AG (BMW), 5.39%, 5/15/20	77,850
1,645	Porsche Automobil Holding SE, 4.34%, 5/20/20*	98,202
4,289	Volkswagen AG, 3.54%, 5/8/20*	690,180

		866,232

Household Products (0.0%†):
361	Henkel AG & Co. KGaA, 2.07%, 4/21/20	37,796

Total Preferred Stocks (Cost $1,149,986)		904,028

Warrants (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	–

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Warrants, continued
Entertainment (0.0%†):
510	Technicolor SA, 9/22/24	$–

Total Warrants (Cost $–)		–

Rights (0.0%†):
Hotels, Restaurants & Leisure (0.0%†):
545	Corporate Travel, Expires on 10/16/20*	–

Insurance (0.0%†):
31,856	Saga plc, Expires on 10/1/20*	205

Total Rights (Cost $–)		205

Short-Term Securities Held as Collateral for Securities on Loan (1.2%):
2,917,687	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,917,687

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,917,687)		2,917,687

Unaffiliated Investment Companies (0.2%):

Money Markets (0.2%):
436,754	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	436,754

Total Unaffiliated Investment Companies (Cost $436,754)		436,754

Total Investment Securities (Cost $236,512,259) - 100.6%		240,745,615
Net other assets (liabilities) - (0.6)%		(1,318,585)

Net Assets - 100.0%		$239,427,030

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,639,367.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage
— %†
Australia	5.9%
Austria	0.4%
Belgium	1.0%
Bermuda	0.1%
Cambodia	— %†
Canada	9.4%
Cayman Islands	— %†
China	0.2%
Colombia	— %†
Denmark	2.2%
Egypt	0.1%
European Community	— %†
Faroe Islands	— %†
Finland	1.6%
France	7.4%
Germany	7.2%
Hong Kong	2.3%
India	— %†
Indonesia	— %†
Ireland	1.2%
Isle of Man	0.2%
Israel	0.8%
Italy	2.4%
Japan	24.1%
Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.4%
Macau	— %†
Malta	— %†
Mexico	— %†
Monaco	0.1%
Netherlands	3.7%
New Zealand	0.5%
Norway	0.7%
Peru	— %†
Portugal	0.2%
Russian Federation	— %†
Singapore	0.9%
Spain	2.0%
Sweden	3.4%
Switzerland	8.2%
United Arab Emirates	— %†
United Kingdom	11.8%
United States	1.6%
100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.5%):
1,810	AAR Corp.	$34,028
2,968	Aerojet Rocketdyne Holdings, Inc.*	118,394
1,163	AeroVironment, Inc.*	69,792
712	Astronics Corp.*	5,497
415	Astronics Corp., Class B*^	3,092
1,281	Axon Enterprise, Inc.*	116,187
4,876	Boeing Co. (The)	805,807
3,220	BWX Technologies, Inc.	181,318
685	CPI Aerostructures, Inc.*	1,836
1,202	Cubic Corp.	69,920
1,425	Curtiss-Wright Corp.	132,896
625	Ducommun, Inc.*	20,575
2,895	General Dynamics Corp.	400,755
769	HEICO Corp.	80,484
1,407	HEICO Corp., Class A	124,745
3,113	Hexcel Corp.	104,441
12,010	Howmet Aerospace, Inc.*	200,807
1,188	Huntington Ingalls Industries, Inc.	167,211
4,471	Kratos Defense & Security Solutions, Inc.*	86,201
1,779	L3harris Technologies, Inc.	302,145
3,049	Lockheed Martin Corp.	1,168,620
1,378	Mercury Systems, Inc.*	106,740
913	Moog, Inc., Class A	58,003
343	National Presto Industries, Inc.	28,078
1,853	Northrop Grumman Corp.	584,602
953	Park Aerospace Corp., Class C	10,407
15,464	Raytheon Technologies Corp.	889,798
2,910	Spirit AeroSystems Holdings, Inc., Class A	55,028
495	Teledyne Technologies, Inc.*	153,554
6,294	Textron, Inc.	227,150
521	TransDigm Group, Inc.	247,538
741	Vectrus, Inc.*	28,158
		6,583,807
Air Freight & Logistics (0.8%):
3,741	Air Transport Services Group, Inc.*	93,749
1,400	Atlas Air Worldwide Holdings, Inc.*	85,260
3,174	C.H. Robinson Worldwide, Inc.	324,351
1,026	Echo Global Logistics, Inc.*	26,440
3,087	Expeditors International of Washington, Inc.	279,435
3,024	FedEx Corp.	760,596
1,079	Forward Air Corp.	61,913
1,993	Hub Group, Inc., Class A*	100,039
3,266	Radiant Logistics, Inc.*	16,787
8,339	United Parcel Service, Inc., Class B	1,389,528
3,336	XPO Logistics, Inc.*	282,426
		3,420,524
Airlines (0.4%):
5,679	Alaska Air Group, Inc.	208,022
556	Allegiant Travel Co.	66,609
11,473	American Airlines Group, Inc.^	141,003
1,140	Copa Holdings SA, Class A	57,388
10,936	Delta Air Lines, Inc.	334,423
2,644	Hawaiian Holdings, Inc.	34,081
12,051	JetBlue Airways Corp.*	136,538
2,917	SkyWest, Inc.	87,102
10,112	Southwest Airlines Co.	379,199
3,618	Spirit Airlines, Inc.*^	58,250
8,455	United Airlines Holdings, Inc.*	293,811
		1,796,426
Auto Components (0.6%):
2,780	Adient plc*	48,177

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
8,138	American Axle & Manufacturing Holdings, Inc.*	$46,956
4,374	Aptiv plc	401,009
3,232	Autoliv, Inc.	235,548
8,940	BorgWarner, Inc.	346,336
2,411	Cooper Tire & Rubber Co.	76,429
1,256	Cooper-Standard Holding, Inc.*	16,592
7,352	Dana, Inc.	90,577
2,123	Delphi Technologies plc*	35,475
1,395	Dorman Products, Inc.*	126,080
1,599	Fox Factory Holding Corp.*	118,854
7,599	Gentex Corp.	195,674
1,620	Gentherm, Inc.*	66,258
10,334	Goodyear Tire & Rubber Co.	79,262
1,365	Horizon Global Corp.*^	7,849
1,015	LCI Industries	107,884
2,042	Lear Corp.	222,680
3,637	Modine Manufacturing Co.*	22,731
1,190	Motorcar Parts of America, Inc.*	18,516
1,436	Standard Motor Products, Inc.	64,117
1,582	Stoneridge, Inc.*	29,061
275	Strattec Security Corp.	5,473
3,917	Tenneco, Inc.*	27,184
3,249	Veoneer, Inc.*^	47,760
986	Visteon Corp.*	68,251
1,621	VOXX International Corp.*	12,465
		2,517,198
Automobiles (0.8%):
69,294	Ford Motor Co.	461,498
26,070	General Motors Co.	771,411
7,220	Harley-Davidson, Inc.	177,179
5,055	Tesla, Inc.*	2,168,646
1,652	Winnebago Industries, Inc.	85,359
		3,664,093
Banks (4.4%):
1,278	1st Source Corp.	39,414
504	ACNB Corp.	10,483
954	Allegiance Bancshares, Inc.	22,295
749	Altabancorp	15,070
661	American National Bankshares, Inc.	13,828
587	American River Bankshares	5,847
2,629	Ameris Bancorp	59,889
704	Ames National Corp.	11,891
986	Arrow Financial Corp.	24,739
5,524	Associated Banc-Corp.	69,713
1,160	Atlantic Capital Bancshares, Inc.*	13,166
4,019	Atlantic Union Bankshares Corp.	85,886
2,876	Banc of California, Inc.	29,105
1,639	BancFirst Corp.	66,937
2,831	Bancorp, Inc. (The)*	24,460
2,523	BancorpSouth Bank	48,896
73,235	Bank of America Corp.	1,764,230
899	Bank of Commerce Holdings	6,266
1,489	Bank of Hawaii Corp.	75,224
902	Bank of Marin Bancorp	26,122
2,800	Bank of Nt Butterfield & Son, Ltd. (The)	62,384
4,810	Bank OZK	102,549
2,950	BankUnited, Inc.	64,635
1,829	Banner Corp.	59,004
1,189	Bar Harbor Bankshares	24,434
842	BCB Bancorp, Inc.	6,736
2,598	Berkshire Hills Bancorp, Inc.	26,266
2,016	BOK Financial Corp.	103,844
5,245	Boston Private Financial Holdings, Inc.	28,952

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
668	Bridge Bancorp, Inc.	$11,643
5,107	Brookline Bancorp, Inc.	44,150
1,162	Bryn Mawr Bank Corp.	28,899
977	Byline BanCorp, Inc.	11,021
74	C&F Financial Corp.	2,198
5,075	Cadence Bancorp	43,594
843	Camden National Corp.	25,480
1,309	Capital City Bank Group, Inc.	24,596
3,399	Cathay General Bancorp	73,690
1,225	CBTX, Inc.	20,017
1,402	Central Pacific Financial Corp.	19,025
933	Central Valley Community Bancorp	11,523
273	Century Bancorp, Inc.	17,947
377	Chemung Financial Corp.	10,884
2,299	CIT Group, Inc.	40,715
20,028	Citigroup, Inc.	863,406
943	Citizens & Northern Corp.	15,314
8,004	Citizens Financial Group, Inc.	202,341
552	Citizens Holding Co.	12,376
904	City Holding Co.	52,079
938	Civista Bancshares, Inc.	11,744
735	CNB Financial Corp.	10,929
85	Codorus Valley Bancorp, Inc.	1,114
56	Colony Bankcorp, Inc.	602
3,326	Columbia Banking System, Inc.	79,325
4,900	Comerica, Inc.	187,425
3,237	Commerce Bancshares, Inc.	182,211
1,393	Community Bank System, Inc.	75,863
1,325	Community Trust Bancorp, Inc.	37,445
2,266	ConnectOne Bancorp, Inc.	31,883
1,845	Cullen/Frost Bankers, Inc.	117,988
1,643	Customers Bancorp, Inc.*	18,402
5,350	CVB Financial Corp.	88,971
1,882	Eagle Bancorp, Inc.	50,419
4,679	East West Bancorp, Inc.	153,190
1,229	Enterprise Financial Services Corp.	33,515
682	Equity Bancshares, Inc.*	10,571
312	Evans Bancorp, Inc.	6,942
13,238	F.N.B. Corp.	89,754
1,329	Farmers National Banc Corp.	14,513
1,852	FB Financial Corp.	46,522
11,843	Fifth Third Bancorp	252,493
1,053	Financial Institutions, Inc.	16,216
752	First Bancorp	15,739
10,711	First Bancorp	55,911
814	First Bancorp, Inc.	17,159
611	First Bancshares, Inc. (The)	12,813
2,931	First Busey Corp.	46,574
664	First Business Financial Services, Inc.	9,489
365	First Citizens BancShares, Inc., Class A	116,355
5,424	First Commonwealth Financial Corp.	41,982
1,419	First Community Bankshares	25,613
5,037	First Financial Bancorp	60,469
4,532	First Financial Bankshares, Inc.	126,488
536	First Financial Corp.	16,830
733	First Financial Northwest, Inc.	6,685
1,996	First Foundation, Inc.	26,088
1,512	First Hawaiian, Inc.	21,879
19,530	First Horizon National Corp.	184,168
1,244	First Interstate BancSystem, Class A	39,621
1,606	First Merchants Corp.	37,195
660	First Mid Bancshares, Inc.	16,467
4,022	First Midwest Bancorp, Inc.	43,357
1,573	First of Long Island Corp. (The)	23,296

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,517	First Republic Bank	$274,503
2,253	Flushing Financial Corp.	23,702
5,044	Fulton Financial Corp.	47,061
1,315	German American Bancorp, Inc.	35,689
3,017	Glacier Bancorp, Inc.	96,695
1,035	Great Southern Bancorp, Inc.	37,488
2,353	Great Western Bancorp, Inc.	29,295
4,107	Hancock Whitney Corp.	77,253
2,408	Hanmi Financial Corp.	19,770
3,310	HarborOne BanCorp, Inc.	26,712
42	Hawthorn Bancshares, Inc.	795
1,853	Heartland Financial USA, Inc.	55,581
1,197	Heritage Financial Corp.	22,013
2,010	Hertiage Commerce Corp.	13,377
5,680	Hilltop Holdings, Inc.	116,894
4,922	Home Bancshares, Inc.	74,618
1,540	Hometrust Bancshares, Inc.	20,913
6,189	Hope BanCorp, Inc.	46,944
2,112	Horizon Bancorp	21,310
17,399	Huntington Bancshares, Inc.	159,549
855	Independent Bank Corp.	10,747
929	Independent Bank Corp.	48,661
2,071	Independent Bank Group, Inc.	91,497
3,359	International Bancshares Corp.	87,536
10,187	Investors Bancorp, Inc.	73,958
40,809	JPMorgan Chase & Co.	3,928,681
16,447	KeyCorp	196,213
2,859	Lakeland Bancorp, Inc.	28,447
1,656	Lakeland Financial Corp.	68,227
501	Landmark Bancorp, Inc.	10,696
712	LCNB Corp.	9,719
2,207	Live Oak Bancshares, Inc.	55,903
2,533	M&T Bank Corp.	233,264
2,571	Macatawa Bank Corp.	16,789
1,293	Mercantile Bank Corp.	23,300
241	Midland States BanCorp, Inc.	3,097
638	MidWestone Financial Group, Inc.	11,401
1,805	National Bank Holdings Corp.	47,381
514	National Bankshares, Inc.	13,020
2,353	NBT Bancorp, Inc.	63,107
373	Nicolet Bankshares, Inc.*	20,370
510	Northrim Bancorp, Inc.	13,000
511	Norwood Financial Corp.	12,428
3,309	OFG Bancorp	41,230
440	Ohio Valley Banc Corp.	9,090
7,959	Old National Bancorp	99,965
2,225	Old Second Bancorp, Inc.	16,676
550	Origin Bancorp, Inc.	11,748
638	Orrstown Financial Services, Inc.	8,166
1,205	Pacific Mercantile Bancorp*	4,483
4,841	Pacific Premier Bancorp, Inc.	97,498
2,447	PacWest Bancorp	41,795
784	Park National Corp.	64,257
1,165	Peapack-Gladstone Financial Corp.	17,650
546	Penns Woods Bancorp, Inc.	10,838
608	Peoples Bancorp of NC	9,381
1,361	Peoples Bancorp, Inc.	25,981
11,228	People’s United Financial, Inc.	115,761
2,297	Pinnacle Financial Partners, Inc.	81,750
4,041	PNC Financial Services Group, Inc. (The)	444,145
2,484	Popular, Inc.	90,095
878	Preferred Bank Los Angeles	28,201
945	Premier Financial Bancorp, Inc.	10,206
2,791	Prosperity Bancshares, Inc.	144,658
606	QCR Holdings, Inc.	16,610

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
487	Rbb BanCorp	$5,523
17,681	Regions Financial Corp.	203,862
2,997	Renasant Co.	68,092
1,417	Republic Bancorp, Inc., Class A	39,903
1,468	S & T Bancorp, Inc.	25,969
148	Salisbury Bancorp, Inc.	4,678
1,838	Sandy Spring Bancorp, Inc.	42,421
1,879	Seacoast Banking Corp of Florida*	33,878
1,252	Select Bancorp, Inc.*	9,002
2,629	ServisFirst Bancshares, Inc.	89,465
1,113	Shore Bancshares, Inc.	12,221
1,028	Sierra Bancorp	17,260
1,436	Signature Bank	119,174
4,534	Simmons First National Corp., Class A	71,887
2,840	South State Corp.	136,746
2,003	Southern National Bancorp	17,386
2,264	Southside Bancshares, Inc.	55,310
7,203	Sterling Bancorp	75,776
1,432	Stock Yards Bancorp, Inc.	48,745
557	Summit Financial Group, Inc.	8,249
944	SVB Financial Group*	227,145
5,125	Synovus Financial Corp.	108,496
5,120	TCF Financial Corp.	119,603
1,633	Texas Capital Bancshares, Inc.*	50,835
490	Tompkins Financial Corp.	27,837
3,776	TowneBank	61,926
1,726	TriCo Bancshares	42,270
2,154	Tristate Capital Holdings, Inc.*	28,519
1,501	Triumph BanCorp, Inc.*	46,741
12,816	Truist Financial Corp.	487,648
3,028	Trustmark Corp.	64,829
19,169	U.S. Bancorp	687,208
2,075	UMB Financial Corp.	101,696
6,312	Umpqua Holdings Corp.	67,033
5,281	United Bankshares, Inc.	113,383
3,244	United Community Banks, Inc.	54,921
1,190	United Security Bancshares	7,271
42	Unity Bancorp, Inc.	486
1,914	Univest Financial Corp.	27,504
13,568	Valley National Bancorp	92,941
1,113	Washington Trust Bancorp	34,125
2,517	Webster Financial Corp.	66,474
38,399	Wells Fargo & Co.	902,759
2,998	WesBanco, Inc.	64,037
1,062	West Bancorp	16,822
1,287	Westamerica Bancorp	69,948
3,900	Western Alliance Bancorp	123,318
2,102	Wintrust Financial Corp.	84,185
5,488	Zions Bancorp	160,359
		19,569,032
Beverages (1.5%):
225	Boston Beer Co., Inc. (The), Class A*	198,756
1,105	Brown-Forman Corp., Class A	75,891
4,134	Brown-Forman Corp., Class B	311,373
43,779	Coca-Cola Co. (The)	2,161,369
285	Coca-Cola Consolidated, Inc.	68,594
1,703	Constellation Brands, Inc., Class C	322,736
787	Craft Brewers Alliance, Inc.*	12,986
2,891	Keurig Dr Pepper, Inc.	79,792
615	MGP Ingredients, Inc.	24,440
3,243	Molson Coors Brewing Co., Class B	108,835
4,050	Monster Beverage Corp.*	324,810
1,132	National Beverage Corp.*^	76,987
20,925	PepsiCo, Inc.	2,900,204
		6,666,773

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.5%):
18,635	AbbVie, Inc.	$1,632,239
2,144	ACADIA Pharmaceuticals, Inc.*	88,440
737	Acceleron Pharma, Inc.*	82,935
3,964	Adverum Biotechnologies, Inc.*	40,829
436	Agios Pharmaceuticals, Inc.*	15,260
7,184	Akebia Therapeutics, Inc.*	18,032
3,358	Alexion Pharmaceuticals, Inc.*	384,256
1,012	Alkermes plc*	16,769
959	Alnylam Pharmaceuticals, Inc.*	139,630
2,354	AMAG Pharmaceuticals, Inc.*^	22,128
8,202	Amgen, Inc.	2,084,619
955	AnaptysBio, Inc.*	14,086
1,621	Arena Pharmaceuticals, Inc.*	121,235
1,753	Arrowhead Pharmaceuticals, Inc.*	75,484
1,907	Atara Biotherapeutics, Inc.*	24,715
898	Avrobio, Inc.*	11,692
3,318	Biogen, Inc.*	941,249
2,087	BioMarin Pharmaceutical, Inc.*	158,779
1,469	Bluebird Bio, Inc.*	79,253
718	Concert Pharmaceuticals, Inc.*	7,051
1,534	Denali Therapeutics, Inc.*	54,963
233	Eagle Pharmaceuticals, Inc.*	9,898
1,656	Emergent BioSolutions, Inc.*	171,114
1,013	Enanta Pharmaceuticals, Inc.*	46,375
2,306	Epizyme, Inc.*	27,511
1,906	Exact Sciences Corp.*	194,317
9,933	Exelixis, Inc.*	242,862
1,444	Fibrogen, Inc.*	59,377
2,400	Five Prime Therapeutics, Inc.*	11,280
1,432	G1 Therapeutics, Inc.*	16,540
16,406	Gilead Sciences, Inc.	1,036,694
1,929	Global Blood Therapeutics, Inc.*	106,365
779	Glycomimetics Industries*	2,392
1,961	Incyte Corp.*	175,980
2,177	Intellia Therapeutics, Inc.*^	43,279
1,964	Ionis Pharmaceuticals, Inc.*	93,192
4,399	Ironwood Pharmaceuticals, Inc.*	39,569
1,605	Karyopharm Therapeutics, Inc.*	23,433
1,263	Kura Oncology, Inc.*	38,698
526	Ligand Pharmaceuticals, Inc., Class B*^	50,138
1,449	Macrogenics, Inc.*	36,500
194	Madrigal Pharmaceuticals, Inc.*	23,034
3,587	Momenta Pharmaceuticals, Inc.*	188,246
3,689	Myriad Genetics, Inc.*	48,105
715	Neurocrine Biosciences, Inc.*	68,754
1,522	ObsEva SA*	3,775
10,235	OPKO Health, Inc.*^	37,767
9,565	PDL BioPharma, Inc.*	30,130
1,720	Prothena Corp. plc*	17,183
687	Regeneron Pharmaceuticals, Inc.*	384,569
1,384	REGENXBIO, Inc.*	38,088
995	Repligen Corp.*	146,802
1,882	Retrophin, Inc.*	34,742
1,053	Rhythm Pharmaceuticals, Inc.*	22,819
2,600	Rocket Pharmaceuticals, Inc.*	59,436
1,793	Sage Therapeutics, Inc.*	109,588
6,888	Sangamo Therapeutics, Inc.*	65,092
660	Sarepta Therapeutics, Inc.*	92,684
1,210	Seattle Genetics, Inc.*	236,785
2,126	Spectrum Pharmaceuticals, Inc.*	8,674
1,104	Ultragenyx Pharmaceutical, Inc.*	90,738
1,559	United Therapeutics Corp.*	157,459
2,321	Vanda Pharmaceuticals, Inc.*	22,421
1,880	Vertex Pharmaceuticals, Inc.*	511,586

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,446	Xencor, Inc.*	$94,880
		10,932,515
Building Products (1.0%):
3,264	A.O. Smith Corp.	172,339
1,915	AAON, Inc.	115,379
2,557	Advanced Drainage Systems, Inc.	159,659
1,795	Allegion plc	177,543
938	American Woodmark Corp.*	73,671
1,085	Apogee Enterprises, Inc.	23,186
1,778	Armstrong Flooring, Inc.*	6,134
1,537	Armstrong World Industries, Inc.	105,761
5,385	Builders FirstSource, Inc.*	175,659
9,689	Carrier Global Corp.	295,902
3,362	Cornerstone Building Brands, Inc.*	26,829
889	Csw Industrials, Inc.	68,675
3,634	Fortune Brands Home & Security, Inc.	314,414
1,576	Gibraltar Industries, Inc.*	102,661
2,893	Griffon Corp.	56,529
1,209	Insteel Industries, Inc.	22,608
4,386	Jeld-Wen Holding, Inc.*	99,124
11,473	Johnson Controls International plc	468,673
617	Lennox International, Inc.	168,200
3,138	Masco Corp.	172,998
1,151	Masonite International Corp.*	113,258
3,117	Owens Corning	214,481
1,648	Patrick Industries, Inc.	94,793
3,615	PGT Innovations, Inc.*	63,335
1,925	Quanex Building Products Corp.	35,497
5,228	Resideo Technologies, Inc.*	57,508
1,453	Simpson Manufacturing Co., Inc.	141,173
3,325	Trane Technologies plc	403,156
3,254	Trex Co., Inc.*	232,986
2,320	UFP Industries, Inc.	131,103
		4,293,234
Capital Markets (2.8%):
1,837	Affiliated Managers Group, Inc.	125,614
3,509	Ameriprise Financial, Inc.	540,772
1,834	Ares Management Corp., Class A	74,130
1,500	Artisan Partners Asset Management, Inc., Class A	58,485
11,695	Bank of New York Mellon Corp. (The)	401,606
14,937	BGC Partners, Inc., Class A	35,849
1,149	BlackRock, Inc., Class A	647,519
4,934	Blackstone Group, Inc. (The), Class A	257,555
2,377	Blucora, Inc.*	22,391
3,965	Brightsphere Investment Group, Inc.	51,149
2,288	Cboe Global Markets, Inc.	200,749
12,621	Charles Schwab Corp. (The)	457,259
2,550	CME Group, Inc.	426,641
1,396	Cohen & Steers, Inc.	77,813
190	Diamond Hill Investment Group	24,001
2,917	Donnelley Financial Solutions, Inc.*	38,971
5,873	E*TRADE Financial Corp.	293,944
3,982	Eaton Vance Corp.	151,913
696	FactSet Research Systems, Inc.	233,076
4,054	Federated Hermes, Inc., Class B	87,202
8,195	Franklin Resources, Inc.	166,768
388	GAMCO Investors, Inc., Class A	4,489
3,244	Goldman Sachs Group, Inc.	651,947
1,743	Greenhill & Co., Inc.	19,783
211	Hennessy Advisors, Inc.	1,749
1,166	Houlihan Lokey, Inc.	68,852
2,679	Interactive Brokers Group, Inc., Class A	129,476

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,212	Intercontinental Exchange, Inc.	$521,461
13,284	Invesco, Ltd.	151,570
4,134	Janus Henderson Group plc	89,790
7,968	KKR & Co., Inc., Class A	273,621
3,497	Lazard, Ltd., Class A	115,576
2,674	LPL Financial Holdings, Inc.	205,016
510	MarketAxess Holdings, Inc.	245,611
1,429	Moelis & Co., Class A	50,215
2,111	Moody’s Corp.	611,873
15,938	Morgan Stanley	770,601
1,357	Morningstar, Inc.	217,948
962	MSCI, Inc., Class A	343,222
2,824	Nasdaq, Inc.	346,533
3,798	Northern Trust Corp.	296,130
1,024	Oppenheimer Holdings, Class A	22,856
784	Piper Jaffray Cos., Inc.	57,232
940	PJT Partners, Inc.	56,973
1,113	Pzena Investment Management, Inc.	5,966
2,834	Raymond James Financial, Inc.	206,202
2,272	S&P Global, Inc.	819,282
3,335	SEI Investments Co.	169,151
660	Silvercrest Asset Management Group, Inc., Class A	6,904
5,751	State Street Corp.	341,207
2,637	Stifel Financial Corp.	133,327
597	StoneX Group, Inc.*	30,543
3,413	T. Rowe Price Group, Inc.	437,615
10,267	TD Ameritrade Holding Corp.	401,953
800	Tradeweb Markets, Inc., Class A	46,400
1,429	Virtu Financial, Inc., Class A	32,881
438	Virtus Investment Partners, Inc.	60,729
4,662	Waddell & Reed Financial, Inc., Class A	69,231
425	Westwood Holdings, Inc.	4,735
7,874	WisdomTree Investments, Inc.	25,197
		12,417,254
Chemicals (2.3%):
2,746	AdvanSix, Inc.*	35,368
2,292	Air Products & Chemicals, Inc.	682,696
2,746	Albemarle Corp.	245,163
1,157	American Vanguard Corp.	15,203
2,194	Ashland Global Holdings, Inc.	155,598
3,051	Avient Corp.	80,729
11,369	Axalta Coating Systems, Ltd.*	252,051
1,138	Balchem Corp.	111,103
2,532	Cabot Corp.	91,228
2,172	Celanese Corp., Series A	233,381
7,247	CF Industries Holdings, Inc.	222,555
533	Chase Corp.	50,848
4,033	Chemours Co. (The)	84,330
578	Core Molding Technologies, Inc.*	5,121
11,406	Corteva, Inc.	328,607
9,564	Dow, Inc.	449,986
7,488	DuPont de Nemours, Inc.	415,434
2,765	Eastman Chemical Co.	216,002
3,033	Ecolab, Inc.	606,116
12,316	Element Solutions, Inc.*	129,441
5,990	Ferro Corp.*	74,276
2,634	FMC Corp.	278,967
3,222	Futurefuel Corp.	36,634
3,313	GCP Applied Technologies, Inc.*	69,407
1,438	H.B. Fuller Co.	65,832
8,602	Huntsman Corp.	191,050
962	Ingevity Corp.*	47,561
571	Innospec, Inc.	36,156

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,701	International Flavors & Fragrances, Inc.	$208,287
1,498	Intrepid Potash, Inc.*	12,643
783	Koppers Holdings, Inc.*	16,373
2,348	Kraton Corp.*	41,841
4,741	Kronos Worldwide, Inc.	60,969
3,530	Linde plc	840,599
2,160	Livent Corp.*	19,375
1,233	LSB Industries, Inc.*	1,997
9,844	LyondellBasell Industries NV, Class A	693,904
1,816	Minerals Technologies, Inc.	92,798
8,529	Mosaic Co. (The)	155,825
441	NewMarket Corp.	150,963
7,103	Olin Corp.	87,935
3,998	PPG Industries, Inc.	488,076
1,630	PQ Group Holdings, Inc.*	16,724
3,631	Rayonier Advanced Materials, Inc.*	11,619
2,581	RPM International, Inc.	213,810
1,648	Scotts Miracle-Gro Co. (The)	251,996
1,575	Sensient Technologies Corp.	90,941
1,283	Sherwin Williams Co.	893,918
893	Stepan Co.	97,337
1,627	Trecora Resources*	9,990
1,070	Tredegar Corp.	15,911
2,086	Trinseo SA	53,485
4,906	Tronox Holdings plc, Class A	38,610
6,023	Valvoline, Inc.	114,678
4,276	Venator Materials plc*	8,253
2,512	W.R. Grace & Co.	101,208
3,172	Westlake Chemical Corp.	200,534
		10,201,442
Commercial Services & Supplies (0.9%):
2,302	ABM Industries, Inc.	84,391
2,927	ACCO Brands Corp.	16,977
11,570	ADT, Inc.	94,527
1,176	Advanced Disposal Services, Inc.*	35,550
4,271	ARC Document Solutions, Inc.	3,844
1,844	Brady Corp., Class A	73,797
1,144	Brink’s Co. (The)	47,007
1,028	Casella Waste Systems, Inc.*	57,414
2,003	CECO Environmental Corp.*	14,602
912	Cimpress plc*	68,546
1,047	Cintas Corp.	348,473
5,206	Civeo Corp.*	3,515
2,044	Clean Harbors, Inc.*	114,525
2,965	Copart, Inc.*	311,799
5,346	Covanta Holding Corp.	41,432
859	Deluxe Corp.	22,102
1,613	Ennis, Inc.	28,131
2,148	Healthcare Services Group, Inc.	46,246
1,042	Heritage-Crystal Clean, Inc.*	13,911
2,205	Herman Miller, Inc.	66,503
2,271	HNI Corp.	71,264
3,423	IAA, Inc.*	178,236
4,002	Interface, Inc.	24,492
5,118	KAR Auction Services, Inc.	73,699
2,829	Kimball International, Inc., Class B	29,818
2,754	Knoll, Inc.	33,213
1,875	Matthews International Corp., Class A	41,925
1,011	McGrath Rentcorp	60,245
1,035	MSA Safety, Inc.	138,866
1,552	NL Industries, Inc.	6,596
1,763	PICO Holdings, Inc.*	15,796
8,238	Pitney Bowes, Inc.	43,744

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,606	Quad Graphics, Inc.	$7,896
4,955	Republic Services, Inc., Class A	462,549
4,020	Rollins, Inc.	217,844
2,114	RR Donnelley & Sons Co.	3,086
1,467	SP Plus Corp.*	26,333
5,403	Steelcase, Inc., Class A	54,624
2,586	Stericycle, Inc.*	163,073
1,534	Team, Inc.*	8,437
1,293	Tetra Tech, Inc.	123,482
542	UniFirst Corp.	102,639
1,141	US Ecology, Inc.	37,276
1,003	Viad Corp.	20,892
824	Vse Corp.	25,247
4,883	Waste Management, Inc.	552,610
		4,017,174
Communications Equipment (0.9%):
1,772	Acacia Communications, Inc.*	119,433
2,109	ADTRAN, Inc.	21,628
752	Applied Optoelectronics, Inc.*^	8,460
1,460	Arista Networks, Inc.*	302,118
1,829	CalAmp Corp.*	13,151
2,202	Calix, Inc.*	39,152
2,888	Ciena Corp.*	114,625
50,070	Cisco Systems, Inc.	1,972,256
6,102	CommScope Holding Co., Inc.*	54,918
316	Communications Systems, Inc.	1,210
1,822	Comtech Telecommunications Corp.	25,508
1,262	Digi International, Inc.*	19,725
1,548	EchoStar Corp., Class A*	38,530
1,189	EMCORE Corp.*	3,864
1,236	F5 Networks, Inc.*	151,744
7,060	Harmonic, Inc.*	39,395
9,333	Infinera Corp.*	57,491
1,013	InterDigital, Inc.	57,802
5,828	Juniper Networks, Inc.	125,302
909	KVH Industries, Inc.*	8,190
1,533	Lumentum Holdings, Inc.*	115,174
1,806	Motorola Solutions, Inc.	283,199
2,444	NETGEAR, Inc.*	75,324
3,156	NetScout Systems, Inc.*	68,895
589	Palo Alto Networks, Inc.*	144,158
3,679	Ribbon Communications, Inc.*	14,238
338	Ubiquiti, Inc.	56,331
2,004	ViaSat, Inc.*	68,918
6,628	Viavi Solutions, Inc.*	77,746
		4,078,485
Construction & Engineering (0.4%):
4,533	AECOM*	189,660
800	Aegion Corp.*	11,304
2,172	Ameresco, Inc., Class A*	72,545
1,719	Arcosa, Inc.	75,791
1,245	Argan, Inc.	52,178
1,358	Comfort Systems USA, Inc.	69,951
2,183	Construction Partners, Inc., Class A*	39,731
1,425	Dycom Industries, Inc.*	75,269
2,278	EMCOR Group, Inc.	154,243
2,848	Fluor Corp.	25,091
2,377	Granite Construction, Inc.	41,859
5,343	Great Lakes Dredge & Dock Co.*	50,812
1,221	IES Holdings, Inc.*	38,791
2,047	Jacobs Engineering Group, Inc.	189,899
3,504	MasTec, Inc.*	147,869
1,578	MYR Group, Inc.*	58,670
574	NV5 Global, Inc.*	30,290
2,101	Orion Group Holdings, Inc.*	5,778
3,094	Primoris Services Corp.	55,816

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,039	Quanta Services, Inc.	$266,361
2,791	Tutor Perini Corp.*	31,064
568	Valmont Industries, Inc.	70,534
10,257	WillScot Mobile Mini Holdings Corp.*	171,087
		1,924,593
Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	82,954
971	Martin Marietta Materials, Inc.	228,535
5,020	Summit Materials, Inc., Class A*	83,031
1,308	U.S. Concrete, Inc.*	37,984
353	U.S. Lime & Minerals, Inc.	31,805
2,021	Vulcan Materials Co.	273,926
		738,235
Consumer Finance (0.8%):
7,604	Ally Financial, Inc.	190,632
8,259	American Express Co.	827,964
4,697	Capital One Financial Corp.	337,526
1,912	Consumer Portfolio Services, Inc.*	6,310
563	Credit Acceptance Corp.*^	190,654
5,192	Discover Financial Services	299,994
2,110	Encore Capital Group, Inc.*	81,425
1,910	Enova International, Inc.*	31,305
3,948	EZCORP, Inc., Class A*	19,858
1,460	Firstcash, Inc.	83,527
1,425	Green Dot Corp., Class A*	72,119
5,431	LendingClub Corp.*	25,580
9,170	Navient Corp.	77,487
1,462	Nelnet, Inc., Class A	88,086
750	Nicholas Financial, Inc.*	5,453
5,999	Onemain Holdings, Inc.	187,469
2,661	PRA Group, Inc.*	106,307
960	Regional Mgmt Corp.*	15,994
7,521	Santander Consumer USA Holdings, Inc.	136,807
13,802	SLM Corp.	111,658
15,188	Synchrony Financial	397,469
505	World Acceptance Corp.*^	53,303
		3,346,927
Containers & Packaging (0.8%):
21,700	Amcor plc	239,785
2,245	AptarGroup, Inc.	254,134
1,901	Avery Dennison Corp.	243,024
4,279	Ball Corp.	355,670
5,745	Berry Global Group, Inc.*	277,598
4,160	Crown Holdings, Inc.*	319,738
13,900	Graphic Packaging Holding Co.	195,851
1,930	Greif, Inc., Class A	69,885
1,110	Greif, Inc., Class B	43,823
10,021	International Paper Co.	406,251
2,608	Myers Industries, Inc.	34,504
6,963	O-I Glass, Inc.	73,738
2,417	Packaging Corp. of America	263,574
3,591	Sealed Air Corp.	139,367
5,030	Silgan Holdings, Inc.	184,953
3,834	Sonoco Products Co.	195,802
538	UFP Technologies, Inc.*	22,284
4,190	WestRock Co.	145,561
		3,465,542
Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	60,001
1,267	Funko, Inc., Class A*^	7,336
2,466	Genuine Parts Co.	234,689
5,971	LKQ Corp.*	165,576
759	Pool Corp.	253,916

Shares		Fair Value
Common Stocks, continued
Distributors, continued
811	Weyco Group, Inc.	$13,114
		734,632
Diversified Consumer Services (0.3%):
1,744	Adtalem Global Education, Inc.*	42,798
1,304	American Public Education, Inc.*	36,760
928	Bright Horizons Family Solutions, Inc.*	141,093
1,464	Carriage Services, Inc.	32,662
1,830	Chegg, Inc.*	130,735
506	Collectors Universe, Inc.	25,042
2,913	Frontdoor, Inc.*	113,345
112	Graham Holdings Co., Class B	45,260
1,763	Grand Canyon Education, Inc.*	140,934
5,239	H&R Block, Inc.	85,343
8,803	Houghton Mifflin Harcourt Co.*	15,229
1,702	K12, Inc.*	44,831
3,406	Laureate Education, Inc.*	45,232
2,522	Perdoceo Education Corp.*	30,869
1,309	Regis Corp.*	8,037
3,783	Service Corp. International	159,566
3,452	ServiceMaster Global Holdings, Inc.*	137,666
825	Strategic Education, Inc.	75,463
1,696	Universal Technical Institute, Inc.*	8,616
1,419	WW International, Inc.*	26,777
		1,346,258
Diversified Financial Services (1.0%):
18,248	Berkshire Hathaway, Inc., Class B*	3,885,730
2,704	Cannae Holdings, Inc.*	100,751
8,500	Equitable Holdings, Inc.	155,040
6,286	Jefferies Financial Group, Inc.	113,148
827	Marlin Business Services, Inc.	5,830
4,869	On Deck Capital, Inc.*	7,790
2,777	Voya Financial, Inc.	133,102
		4,401,391
Diversified Telecommunication Services (1.9%):
398	Anterix, Inc.*	13,019
95,926	AT&T, Inc.	2,734,850
1,019	ATN International, Inc.	51,093
41,808	CenturyLink, Inc.	421,843
3,035	Cincinnati Bell, Inc.*	45,525
1,533	Cogent Communications Holdings, Inc.	92,057
4,558	Consolidated Communications Holdings, Inc.*	25,935
1,994	IDT Corp.*	13,121
4,575	Iridium Communications, Inc.*	117,029
4,045	Orbcomm, Inc.*	13,753
82,717	Verizon Communications, Inc.	4,920,833
5,536	Vonage Holdings Corp.*	56,633
		8,505,691
Electric Utilities (1.4%):
1,814	ALLETE, Inc.	93,856
3,658	Alliant Energy Corp.	188,936
5,015	American Electric Power Co., Inc.	409,876
1,163	Avangrid, Inc.	58,685
6,721	Duke Energy Corp.	595,212
4,999	Edison International	254,149
2,654	Entergy Corp.	261,499
3,085	Evergy, Inc.	156,780
3,630	Eversource Energy	303,287
9,675	Exelon Corp.	345,978
5,940	FirstEnergy Corp.	170,537
1,272	Genie Energy, Ltd., Class B	10,176
3,281	Hawaiian Electric Industries, Inc.	109,060
1,676	IDACORP, Inc.	133,912

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
1,426	MGE Energy, Inc.	$89,353
4,471	NextEra Energy, Inc.	1,240,971
5,238	OGE Energy Corp.	157,088
1,672	Otter Tail Corp.	60,476
1,175	PG&E Corp.*	11,033
1,787	Pinnacle West Capital Corp.	133,221
2,755	PNM Resources, Inc.	113,864
2,522	Portland General Electric Co.	89,531
10,230	PPL Corp.	278,358
10,080	Southern Co. (The)	546,538
5,593	Xcel Energy, Inc.	385,973
		6,198,349
Electrical Equipment (0.9%):
1,491	Acuity Brands, Inc.	152,604
926	Allied Motion Technologies, Inc.	38,225
3,542	AMETEK, Inc.	352,075
2,063	Atkore International Group, Inc.*	46,892
1,175	AZZ, Inc.	40,091
4,709	Eaton Corp. plc	480,459
9,947	Emerson Electric Co.	652,225
1,159	Encore Wire Corp.	53,801
1,495	EnerSys	100,344
1,682	Generac Holdings, Inc.*	325,702
7,206	GrafTech International, Ltd.	49,289
2,006	Hubbell, Inc.	274,501
1,831	LSI Industries, Inc.	12,359
5,836	nVent Electric plc	103,239
606	Powell Industries, Inc.	14,623
400	Preformed Line Products Co.	19,488
1,766	Regal-Beloit Corp.	165,774
1,789	Rockwell Automation, Inc.	394,797
4,952	Sensata Technologies Holding plc*	213,629
4,883	Sunrun, Inc.*	376,333
1,298	Thermon Group Holdings, Inc.*	14,577
1,704	Tpi Composites, Inc.*	49,348
		3,930,375
Electronic Equipment, Instruments & Components (1.3%):
3,639	Amphenol Corp., Class A	393,995
2,582	Arlo Technologies, Inc.*	13,581
2,648	Arrow Electronics, Inc.*	208,292
2,249	Avnet, Inc.	58,114
1,234	Badger Meter, Inc.	80,667
550	Bel Fuse, Inc., Class B	5,874
2,225	Belden, Inc.	69,242
1,721	Benchmark Electronics, Inc.	34,678
2,500	CDW Corp.	298,825
2,111	Cognex Corp.	137,426
687	Coherent, Inc.*	76,209
12,193	Corning, Inc.	395,175
1,576	CTS Corp.	34,719
2,838	Daktronics, Inc.	11,238
1,977	Dolby Laboratories, Inc., Class A	131,036
876	ePlus, Inc.*	64,123
1,526	Fabrinet*	96,184
1,007	FARO Technologies, Inc.*	61,407
10,405	Fitbit, Inc., Class A*	72,419
21,372	Flex, Ltd.*	238,084
4,299	FLIR Systems, Inc.	154,119
640	Frequency Electronics, Inc.*	6,470
1,676	Insight Enterprises, Inc.*	94,828
959	IPG Photonics Corp.*	163,001
1,449	Itron, Inc.*	88,012
7,168	Jabil, Inc.	245,576
3,466	Keysight Technologies, Inc.*	342,371
1,603	Kimball Electronics, Inc.*	18,531

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,037	Knowles Corp.*	$60,151
725	Littlelfuse, Inc.	128,572
2,290	Methode Electronics, Inc., Class A	65,265
915	MTS Systems Corp.	17,486
3,415	National Instruments Corp.	121,916
902	Novanta, Inc.*	95,017
594	OSI Systems, Inc.*	46,100
1,445	PC Connection, Inc.	59,332
1,291	Plexus Corp.*	91,183
793	Rogers Corp.*	77,762
2,240	Sanmina Corp.*	60,592
1,757	ScanSource, Inc.*	34,841
2,124	SYNNEX Corp.	297,487
3,729	TE Connectivity, Ltd.	364,472
3,861	Trimble, Inc.*	188,031
6,321	TTM Technologies, Inc.*	72,123
6,420	Vishay Intertechnology, Inc.	99,959
966	Zebra Technologies Corp., Class A*	243,876
		5,718,361
Energy Equipment & Services (0.4%):
7,479	Archrock, Inc.	40,237
12,902	Baker Hughes Co.	171,467
519	Bristow Group, Inc.*	11,029
6,215	ChampionX Corp.*	49,658
1,347	Core Laboratories NV	20,555
2,169	Dril-Quip, Inc.*	53,704
2,010	Exterran Corp.*	8,362
6,125	Forum Energy Technologies, Inc.*	3,366
13,037	Frank’s International NV*	20,077
760	Geospace Technologies Corp.*	4,697
1,086	Gulf Island Fabrication, Inc.*	3,399
26,656	Halliburton Co.	321,204
7,826	Helix Energy Solutions Group, Inc.*	18,861
2,727	Helmerich & Payne, Inc.	39,951
177	KLX Energy Services Holdings, Inc.*^	735
2,181	Liberty Oilfield Services, Inc., Class A	17,426
1,436	Mammoth Energy Services, Inc.*	2,298
1,750	Matrix Service Co.*	14,613
359	Nabors Industries, Ltd.*	8,774
8,395	National Oilwell Varco, Inc.	76,059
935	Natural Gas Services Group*	7,901
4,799	Newpark Resources, Inc.*	5,039
12,646	NexTier Oilfield Solutions, Inc.*	23,395
4,818	Oceaneering International, Inc.*	16,959
3,066	Oil States International, Inc.*	8,370
6,531	Patterson-UTI Energy, Inc.	18,613
6,172	Propetro Holding Corp.*	25,058
4,475	RPC, Inc.*	11,814
23,184	Schlumberger, Ltd.	360,743
1,291	SEACOR Holdings, Inc.*	37,542
493	SEACOR Marine Holdings, Inc.*	1,001
3,974	Select Energy Services, Inc.*	15,260
13,590	TechnipFMC plc	85,753
4,086	TETRA Technologies, Inc.*	2,087
2,510	Tidewater, Inc.*	16,842
14,584	Transocean, Ltd.*^	11,768
4,546	U.S. Silica Holdings, Inc.	13,638
		1,548,255
Entertainment (1.2%):
5,649	Activision Blizzard, Inc.	457,287
4,383	Cinemark Holdings, Inc.^	43,830
2,138	Electronic Arts, Inc.*	278,817
1,834	Eros STX Global Corp.*^	4,053
2,858	Imax Corp.*	34,182
247	Liberty Braves Group, Class A*	5,157

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
527	Liberty Braves Group, Class C*	$11,072
619	Liberty Media Corp-Liberty Formula One, Class A*	20,743
4,974	Liberty Media Corp-Liberty Formula One, Class C*	180,407
2,111	Lions Gate Entertainment Corp., Class A*	20,012
2,411	Lions Gate Entertainment Corp., Class B*	21,024
2,071	Live Nation Entertainment, Inc.*	111,585
540	Madison Square Garden Entertainment Corp.*	36,985
1,459	Marcus Corp.	11,278
3,549	Netflix, Inc.*	1,774,605
1,419	Reading International, Inc., Class A*	4,569
294	Rosetta Stone, Inc.*	8,814
755	Spotify Technology SA*	183,141
1,662	Take-Two Interactive Software, Inc.*	274,596
12,125	Walt Disney Co. (The)	1,504,470
1,208	World Wrestling Entertainment, Inc., Class A	48,888
31,714	Zynga, Inc.*	289,232
		5,324,747
Equity Real Estate Investment Trusts (0.0%†):
1,837	Brookfield Renewable Corp., Class A	107,648
Food & Staples Retailing (1.4%):
4,526	BJ’s Wholesale Club Holdings, Inc.*	188,055
1,222	Casey’s General Stores, Inc.	217,088
4,253	Costco Wholesale Corp.	1,509,815
1,267	Ingles Markets, Inc., Class A	48,197
19,769	Kroger Co. (The)	670,367
1,720	Natural Grocers by Vitamin Cottage, Inc.	16,959
3,362	Performance Food Group Co.*	116,392
884	PriceSmart, Inc.	58,742
1,864	Rite Aid Corp.*^	17,689
3,281	SpartanNash Co.	53,644
4,494	Sprouts Farmers Market, Inc.*	94,059
8,242	Sysco Corp.	512,817
1,610	The Andersons, Inc.	30,864
1,143	The Chefs’ Warehouse, Inc.*	16,619
3,347	United Natural Foods, Inc.*	49,770
9,226	US Foods Holding Corp.*	205,002
738	Village Super Market, Inc., Class A	18,162
11,281	Walgreens Boots Alliance, Inc.	405,214
14,281	Walmart, Inc.	1,998,056
1,607	Weis Markets, Inc.	77,136
		6,304,647
Food Products (1.5%):
8,473	Archer-Daniels-Midland Co.	393,910
3,898	B&G Foods, Inc.^	108,247
4,205	Bunge, Ltd.	192,169
808	Calavo Growers, Inc.	53,546
1,477	Cal-Maine Foods, Inc.*	56,672
5,711	Campbell Soup Co.	276,241
8,140	Conagra Brands, Inc.	290,679
4,717	Darling Ingredients, Inc.*	169,954
1,004	Farmer Brothers Co.*	4,438
7,961	Flowers Foods, Inc.	193,691
2,396	Fresh Del Monte Produce, Inc.	54,916
10,572	General Mills, Inc.	652,081
3,802	Hain Celestial Group, Inc. (The)*	130,409
1,995	Hershey Co. (The)	285,963
4,488	Hormel Foods Corp.	219,418
6,244	Hostess Brands, Inc.*	76,989

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,764	Ingredion, Inc.	$209,180
576	J & J Snack Foods Corp.	75,105
2,059	JM Smucker Co. (The)	237,856
300	John B Sanfilippo And Son, Inc.	22,614
3,437	Kellogg Co.	221,996
9,513	Kraft Heinz Co. (The)	284,914
2,371	Lamb Weston Holdings, Inc.	157,126
902	Lancaster Colony Corp.	161,278
1,028	Landec Corp.*	9,992
2,276	McCormick & Co.	441,772
389	McCormick & Co., Inc.	75,979
9,925	Mondelez International, Inc., Class A	570,191
4,222	Pilgrim’s Pride Corp.*	63,182
2,703	Post Holdings, Inc.*	232,458
854	Sanderson Farms, Inc.	100,746
29	Seaboard Corp.	82,264
677	Seneca Foods Corp., Class A*	24,189
3,045	Simply Good Foods Co. (The)*	67,142
1,897	Tootsie Roll Industries, Inc.^	58,617
2,341	TreeHouse Foods, Inc.*	94,881
5,547	Tyson Foods, Inc., Class A	329,936
		6,680,741
Gas Utilities (0.2%):
1,922	Atmos Energy Corp.	183,725
439	Chesapeake Utilities Corp.	37,008
2,716	National Fuel Gas Co.	110,242
3,160	New Jersey Resources Corp.	85,383
1,115	Northwest Natural Holding Co.	50,610
1,624	ONE Gas, Inc.	112,072
232	RGC Resources, Inc.	5,440
2,958	South Jersey Industries, Inc.	57,001
1,754	Southwest Gas Holdings, Inc.	110,677
1,545	Spire, Inc.	82,194
5,539	UGI Corp.	182,676
		1,017,028
Health Care Equipment & Supplies (2.6%):
11,892	Abbott Laboratories	1,294,205
763	ABIOMED, Inc.*	211,397
2,269	Accuray, Inc.*	5,446
849	Align Technology, Inc.*	277,929
2,726	AngioDynamics, Inc.*	32,876
955	Anika Therapeutics, Inc.*	33,797
66	Atrion Corp.	41,316
1,897	Avanos Medical, Inc.*	63,018
5,447	Baxter International, Inc.	438,048
2,024	Becton Dickinson & Co.	470,944
9,810	Boston Scientific Corp.*	374,840
1,208	Cantel Medical Corp.	53,080
789	CONMED Corp.	62,071
862	Cooper Cos., Inc. (The)	290,597
1,619	CryoLife, Inc.*	29,903
4,289	Danaher Corp.	923,550
3,380	Dentsply Sirona, Inc.	147,807
693	DexCom, Inc.*	285,675
3,836	Edwards Lifesciences Corp.*	306,190
1,790	Envista Holdings Corp.*	44,177
2,271	Globus Medical, Inc., Class A*	112,460
1,463	Haemonetics Corp.*	127,647
392	Heska Corp.*	38,726
1,363	Hill-Rom Holdings, Inc.	113,824
4,790	Hologic, Inc.*	318,391
774	ICU Medical, Inc.*	141,456
1,406	IDEXX Laboratories, Inc.*	552,713
433	Inogen, Inc.*	12,557
489	Insulet Corp.*	115,693
1,457	Integer Holdings Corp.*	85,978

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,946	Integra LifeSciences Holdings Corp.*	$139,110
681	Intuitive Surgical, Inc.*	483,197
2,327	Invacare Corp.	17,499
1,705	Lantheus Holdings, Inc.*	21,602
809	LeMaitre Vascular, Inc.	26,317
1,168	LivaNova plc*	52,805
647	Masimo Corp.*	152,731
9,118	Medtronic plc	947,542
3,164	Meridian Bioscience, Inc.*	53,725
1,466	Merit Medical Systems, Inc.*	63,771
1,935	Natus Medical, Inc.*	33,147
804	Neogen Corp.*	62,913
952	Novocure, Ltd.*	105,967
1,366	NuVasive, Inc.*	66,347
2,205	OraSure Technologies, Inc.*	26,835
1,074	Orthofix Medical, Inc.*	33,444
630	Penumbra, Inc.*	122,459
700	Quidel Corp.*	153,566
1,849	ResMed, Inc.	316,974
624	SeaSpine Holdings Corp.*	8,923
1,207	Steris plc	212,661
2,317	Stryker Corp.	482,793
3,310	Surgalign Holdings, Inc.*	5,991
631	Teleflex, Inc.	214,805
227	Utah Medical Products, Inc.	18,130
1,961	Varex Imaging Corp.*	24,944
1,458	Varian Medical Systems, Inc.*	250,776
775	West Pharmaceutical Services, Inc.	213,048
1,577	Zimmer Biomet Holdings, Inc.	214,693
		11,533,026
Health Care Providers & Services (2.7%):
3,551	Acadia Healthcare Co., Inc.*	104,683
634	Addus HomeCare Corp.*	59,919
864	Amedisys, Inc.*	204,276
3,643	AmerisourceBergen Corp.	353,080
1,394	AMN Healthcare Services, Inc.*	81,493
2,561	Anthem, Inc.	687,859
724	BioTelemetry, Inc.*	33,000
9,264	Brookdale Senior Living, Inc.*	23,531
5,011	Cardinal Health, Inc.	235,266
6,961	Centene Corp.*	406,035
297	Chemed Corp.	142,664
5,111	Cigna Corp.	865,855
7,171	Community Health Systems, Inc.*	30,262
922	CorVel Corp.*	78,766
1,589	Covetrus, Inc.*	38,772
1,177	Cross Country Healthcare, Inc.*	7,639
18,089	CVS Health Corp.	1,056,398
3,446	DaVita, Inc.*	295,150
3,452	Encompass Health Corp.	224,311
1,585	Ensign Group, Inc. (The)	90,440
78	Five Star Senior Living, Inc.*	395
502	Guardant Health, Inc.*	56,114
1,531	Hanger, Inc.*	24,220
2,675	HCA Healthcare, Inc.	333,519
2,772	Henry Schein, Inc.*	162,938
1,616	Humana, Inc.	668,846
2,629	InfuSystems Holdings, Inc.*	33,704
1,732	Laboratory Corp. of America Holdings*	326,084
925	LHC Group, Inc.*	196,618
1,471	Magellan Health, Inc.*	111,472
3,022	McKesson Corp.	450,066
3,346	MEDNAX, Inc.*	54,473
1,417	Molina Healthcare, Inc.*	259,368
1,075	National Healthcare Corp.	66,983

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,219	National Research Corp.	$59,987
4,172	Owens & Minor, Inc.	104,759
3,095	Patterson Cos., Inc.	74,605
629	Petiq, Inc.*	20,707
2,269	Premier, Inc., Class A	74,491
835	Providence Service Corp.*	77,580
2,229	Quest Diagnostics, Inc.	255,198
2,518	RadNet, Inc.*	38,651
2,778	Select Medical Holdings Corp.*	57,838
2,133	Surgery Partners, Inc.*	46,713
3,992	Tenet Healthcare Corp.*	97,844
792	The Pennant Group, Inc.*	30,540
1,303	Triple-S Management Corp., Class B*	23,285
577	U.S. Physical Therapy, Inc.	50,130
9,755	UnitedHealth Group, Inc.	3,041,315
2,273	Universal Health Services, Inc., Class B	243,256
		12,061,098
Health Care Technology (0.3%):
8,903	Allscripts Healthcare Solutions, Inc.*	72,470
5,194	Cerner Corp.	375,475
6,000	Change Healthcare, Inc.*	87,060
339	Computer Programs & Systems, Inc.	9,360
4,037	Evolent Health, Inc., Class A*	50,099
1,357	HealthStream, Inc.*	27,235
3,154	HMS Holdings Corp.*	75,538
2,464	NextGen Healthcare, Inc.*	31,391
1,095	Omnicell, Inc.*	81,753
1,047	Simulations Plus, Inc.	78,902
670	Teladoc Health, Inc.*^	146,891
841	Veeva Systems, Inc., Class A*	236,481
		1,272,655
Hotels, Restaurants & Leisure (1.9%):
6,974	Aramark	184,462
6	Biglari Holdings, Inc., Class A*	2,927
67	Biglari Holdings, Inc., Class B*	5,964
813	BJ’s Restaurants, Inc.	23,935
3,499	Bloomin’ Brands, Inc.	53,430
491	Bluegreen Vacations Holding Corp.*	6,574
1,968	Brinker International, Inc.	84,073
6,877	Carnival Corp., Class A^	104,392
2,943	Carrols Restaurant Group, Inc.*	18,982
2,158	Cheesecake Factory, Inc. (The)^	59,863
291	Chipotle Mexican Grill, Inc.*	361,919
1,693	Choice Hotels International, Inc.	145,530
879	Churchill Downs, Inc.	143,998
1,178	Chuy’s Holdings, Inc.*	23,065
1,026	Cracker Barrel Old Country Store, Inc.	117,641
3,400	Darden Restaurants, Inc.	342,515
1,410	Dave & Buster’s Entertainment, Inc.^	21,376
2,144	Del Taco Restaurants, Inc.*	17,581
2,291	Denny’s Corp.*	22,910
684	Dine Brands Global, Inc.	37,340
556	Domino’s Pizza, Inc.	236,456
2,338	Dunkin’ Brands Group, Inc.	191,506
1,288	El Pollo Loco Holdings, Inc.*	20,866
1,277	Fiesta Restaurant Group, Inc.*	11,965
2,724	Hilton Grand Vacations, Inc.*	57,150
3,316	Hilton Worldwide Holdings, Inc.	282,921
1,051	Hyatt Hotels Corp., Class A	56,092
6,233	International Game Technology plc	69,373
721	Jack in the Box, Inc.	57,183
6,294	Las Vegas Sands Corp.	293,678
2,136	Luby’s, Inc.*	6,109

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,747	Marriott International, Inc., Class A	$254,317
1,381	Marriott Vacations Worldwide Corp.	125,409
6,861	McDonald’s Corp.	1,505,920
10,392	MGM Resorts International	226,026
341	Nathans Famous, Inc.	17,476
5,162	Norwegian Cruise Line Holdings, Ltd.*^	88,322
884	Papa John’s International, Inc.	72,736
2,376	Penn National Gaming, Inc.*	172,735
2,093	Planet Fitness, Inc., Class A*	128,971
3,664	Playa Hotels & Resorts NV*	15,352
763	Potbelly Corp.*^	2,892
1,501	Red Lion Hotels Corp.*	3,227
878	Red Robin Gourmet Burgers*	11,554
1,400	Red Rock Resorts, Inc.	23,940
3,592	Royal Caribbean Cruises, Ltd.	232,510
2,527	Ruth’s Hospitality Group, Inc.	27,949
3,394	Scientific Games Corp., Class A*	118,485
2,359	SeaWorld Entertainment, Inc.*	46,519
1,629	Six Flags Entertainment Corp.	33,069
11,010	Starbucks Corp.	945,978
2,101	Texas Roadhouse, Inc., Class A	127,720
1,118	Vail Resorts, Inc.	239,218
6,284	Wendy’s Co. (The)	140,102
898	Wingstop, Inc.	122,712
3,177	Wyndham Destinations, Inc.	97,725
3,177	Wyndham Hotels & Resorts, Inc.	160,439
1,778	Wynn Resorts, Ltd.	127,678
3,299	Yum! Brands, Inc.	301,199
		8,431,956
Household Durables (1.2%):
1,886	Beazer Homes USA, Inc.*	24,895
274	Cavco Industries, Inc.*	49,405
1,523	Century Communities, Inc.*	64,469
5,611	D.R. Horton, Inc.	424,360
1,137	Dixie Group, Inc. (The)*	1,022
1,910	Ethan Allen Interiors, Inc.	25,861
431	Flexsteel Industries, Inc.	10,344
3,016	Garmin, Ltd.	286,098
2,761	GoPro, Inc., Class A*	12,507
2,219	Green Brick Partners, Inc.*	35,726
841	Helen of Troy, Ltd.*	162,750
500	Hooker Furniture Corp.	12,915
1,333	Installed Building Products, Inc.*	135,633
931	iRobot Corp.*^	70,663
3,106	KB Home	119,239
2,231	La-Z-Boy, Inc.	70,567
5,447	Leggett & Platt, Inc.	224,253
5,073	Lennar Corp., Class A	414,363
119	Lennar Corp., Class B	7,814
1,206	LGI Homes, Inc.*	140,101
1,017	Lifetime Brands, Inc.	9,611
1,880	M/I Homes, Inc.*	86,574
2,531	MDC Holdings, Inc.	119,210
3,168	Meritage Homes Corp.*	349,716
2,105	Mohawk Industries, Inc.*	205,427
12,433	Newell Brands, Inc.	213,350
69	NVR, Inc.*	281,735
8,076	PulteGroup, Inc.	373,838
122	Roku, Inc.*	23,034
1,588	Skyline Champion Corp.*	42,511
4,449	Taylor Morrison Home Corp., Class A*	109,401
1,501	Tempur Sealy International, Inc.*	133,874
2,183	Toll Brothers, Inc.	106,225
1,321	TopBuild Corp.*	225,481

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,276	TRI Pointe Group, Inc.*	$77,567
2,153	Tupperware Brands Corp.*	43,404
718	Universal Electronics, Inc.*	27,097
2,420	Whirlpool Corp.	445,013
1,918	Zagg, Inc.*^	5,370
		5,171,423
Household Products (1.4%):
2,499	Central Garden & Pet Co., Class A*	90,314
4,245	Church & Dwight Co., Inc.	397,799
1,983	Clorox Co. (The)	416,767
9,843	Colgate-Palmolive Co.	759,387
2,884	Energizer Holdings, Inc.	112,880
3,282	Kimberly-Clark Corp.	484,620
333	Oil-Dri Corp of America	11,911
25,047	Procter & Gamble Co. (The)	3,481,283
2,129	Spectrum Brands Holdings, Inc.	121,694
295	WD-40 Co.	55,846
		5,932,501
Independent Power and Renewable Electricity Producers (0.2%):
10,688	AES Corp. (The)	193,560
5,810	Atlantic Power Corp.*	11,388
3,840	Atlantica Sustainable Infrastructure plc	109,862
1,323	Clearway Energy, Inc., Class A	32,678
2,753	Clearway Energy, Inc., Class C	74,221
6,130	NRG Energy, Inc.	188,436
1,858	Ormat Technologies, Inc.	109,826
13,537	Vistra Energy Corp.	255,308
		975,279
Industrial Conglomerates (0.8%):
9,137	3M Co.	1,463,565
2,058	Carlisle Cos., Inc.	251,837
64,642	General Electric Co.	402,720
7,216	Honeywell International, Inc.	1,187,826
1,736	Raven Industries, Inc.	37,359
876	Roper Technologies, Inc.	346,116
		3,689,423
Insurance (2.8%):
7,012	Aflac, Inc.	254,886
275	Alleghany Corp.	143,124
6,922	Allstate Corp. (The)	651,637
2,395	AMBAC Financial Group, Inc.*	30,584
3,511	American Equity Investment Life Holding Co.	77,207
2,547	American Financial Group, Inc.	170,598
10,777	American International Group, Inc.	296,691
409	American National Group , Inc.	27,620
907	Amerisafe, Inc.	52,026
4,052	Aon plc, Class A	835,928
7,386	Arch Capital Group, Ltd.*	216,040
1,501	Argo Group International Holdings, Ltd.	51,679
3,149	Arthur J. Gallagher & Co.	332,471
1,554	Assurant, Inc.	188,516
3,247	Assured Guaranty, Ltd.	69,746
5,206	Athene Holding, Ltd., Class A*	177,420
2,351	Axis Capital Holdings, Ltd.	103,538
3,603	Brighthouse Financial, Inc.*	96,957
5,822	Brown & Brown, Inc.	263,562
4,435	Chubb, Ltd.	514,992
2,482	Cincinnati Financial Corp.	193,522
2,176	Citizens, Inc.*^	12,055
1,199	CNA Financial Corp.	35,958
2,354	Crawford & Co.	15,160

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,915	Crawford & Co., Class A	$19,064
1,631	Donegal Group, Inc., Class A	22,948
800	eHealth, Inc.*	63,200
1,993	Employers Holdings, Inc.	60,288
447	Enstar Group, Ltd.*	72,191
664	Erie Indemnity Co., Class A	139,626
748	Everest Re Group, Ltd.	147,759
1,025	FBL Financial Group, Inc., Class A	49,405
1,054	FedNat Holding Co.	6,661
6,772	Fidelity National Financial, Inc.	212,031
3,746	First American Financial Corp.	190,709
21,335	Genworth Financial, Inc., Class A*	71,472
695	Global Indemnity Group LLC, Class A	14,449
2,457	Globe Life, Inc.	196,314
2,383	Greenlight Capital Re, Ltd.*	16,038
1,469	Hallmark Financial Services, Inc.*	3,849
1,263	Hanover Insurance Group, Inc. (The)	117,686
10,034	Hartford Financial Services Group, Inc. (The)	369,853
397	HCI Group, Inc.	19,568
387	Heritage Insurance Holdings, Inc.	3,916
2,388	Horace Mann Educators Corp.	79,759
1,317	Independence Holding Co.	49,664
153	Investors Title Co.	19,899
1,283	James River Group Holdings	57,132
2,246	Kemper Corp.	150,100
152	Kinsale Capital Group, Inc.	28,907
3,278	Lincoln National Corp.	102,700
5,372	Loews Corp.	186,677
5,556	Maiden Holdings, Ltd.*	6,778
242	Markel Corp.*	235,635
5,461	Marsh & McLennan Cos., Inc.	626,377
1,688	Mercury General Corp.	69,833
8,570	MetLife, Inc.	318,547
4,959	National General Holdings Corp.	167,366
162	National Western Life Group, Inc., Class A	29,609
9,717	Old Republic International Corp.	143,229
1,670	Primerica, Inc.	188,944
5,300	Principal Financial Group, Inc.	213,431
2,111	ProAssurance Corp.	33,016
7,178	Progressive Corp. (The)	679,541
6,443	Prudential Financial, Inc.	409,259
1,719	Reinsurance Group of America, Inc.	163,632
830	RenaissanceRe Holdings, Ltd.	140,884
1,252	RLI Corp.	104,830
854	Safety Insurance Group, Inc.	59,003
2,198	Selective Insurance Group, Inc.	113,175
2,664	State Auto Financial Corp.	36,657
1,761	Stewart Information Services Corp.	77,009
5,145	Third Point Reinsurance, Ltd.*	35,758
1,767	Tiptree, Inc., Class A	8,747
5,503	Travelers Cos., Inc. (The)	595,370
1,438	United Fire Group, Inc.	29,220
2,794	United Insurance Holdings Co.	16,932
1,869	Universal Insurance Holdings, Inc.	25,867
5,839	Unum Group	98,270
140	White Mountains Insurance Group, Ltd.	109,060
1,549	Willis Towers Watson plc	323,462
2,831	WR Berkley Corp.	173,116
		12,516,339
Interactive Media & Services (3.2%):
2,187	Alphabet, Inc., Class A*	3,205,267
2,203	Alphabet, Inc., Class C*	3,237,529

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
1,229	Cargurus, Inc.*	$26,583
3,783	Cars.com, Inc.*	30,567
2,881	DHI Group, Inc.*	6,511
23,933	Facebook, Inc., Class A*	6,268,053
728	IAC/InterActive Corp.*	87,200
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	9,314
2,717	Match Group, Inc.*	300,636
1,563	QuinStreet, Inc.*	24,758
4,440	Snap, Inc., Class A*	115,928
1,344	Travelzoo, Inc.*	8,642
2,514	TripAdvisor, Inc.	49,249
6,966	TrueCar, Inc.*	34,830
10,559	Twitter, Inc.*	469,876
2,068	Yelp, Inc.*	41,546
664	Zedge, Inc., Class B*	969
1,125	Zillow Group, Inc., Class A*	114,233
1,817	Zillow Group, Inc., Class C*	184,589
		14,216,280
Internet & Direct Marketing Retail (3.8%):
2,093	1-800 Flowers.com, Inc., Class A*	52,199
4,345	Amazon.com, Inc.*	13,681,231
532	Booking Holdings, Inc.*	910,082
11,611	eBay, Inc.	604,933
2,028	Etsy, Inc.*	246,666
1,839	Expedia Group, Inc.	168,618
210	Groupon, Inc.*	4,284
2,772	Grubhub, Inc.*	200,499
2,242	Lands’ End, Inc.*	29,213
1,546	Leaf Group, Ltd.*	7,761
1,736	Liquidity Services, Inc.*	12,951
4,404	Magnite, Inc.*	30,586
1,164	PetMed Express, Inc.^	36,806
4,088	Quotient Technology, Inc.*	30,169
8,810	Qurate Retail, Inc., Class A	63,256
981	Shutterstock, Inc.	51,051
585	Stamps.com, Inc.*	140,956
1,006	Wayfair, Inc., Class A*^	292,756
		16,564,017
IT Services (5.1%):
7,167	Accenture plc, Class C	1,619,671
2,369	Akamai Technologies, Inc.*	261,869
2,523	Alliance Data Systems Corp.	105,916
2,873	Amdocs, Ltd.	164,939
6,498	Automatic Data Processing, Inc.	906,406
2,392	Black Knight, Inc.*	208,224
3,165	Booz Allen Hamilton Holding Corp.	262,632
2,307	Broadridge Financial Solutions, Inc.	304,524
843	CACI International, Inc., Class A*	179,694
2,591	Cardtronics plc*	51,302
687	Cass Information Systems, Inc.	27,645
6,964	Cognizant Technology Solutions Corp., Class A	483,441
6,347	Conduent, Inc.*	20,183
2,751	CoreLogic, Inc.	186,160
1,424	CSG Systems International, Inc.	58,313
11,161	DXC Technology Co.	199,224
513	Endurance International Group Holdings, Inc.*	2,945
577	EPAM Systems, Inc.*	186,533
1,986	Euronet Worldwide, Inc.*	180,925
2,060	Evertec, Inc.	71,503
1,320	Exlservice Holdings, Inc.*	87,080
5,904	Fidelity National Information Services, Inc.	869,128
4,458	Fiserv, Inc.*	459,397

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,423	FleetCor Technologies, Inc.*	$338,816
1,826	Gartner, Inc.*	228,159
6,266	Genpact, Ltd.	244,061
2,834	Global Payments, Inc.	503,262
2,119	GoDaddy, Inc., Class A*	160,980
2,548	GTT Communications, Inc.*^	13,148
1,357	Hackett Group, Inc. (The)	15,171
15,233	International Business Machines Corp.	1,853,399
1,038	Jack Henry & Associates, Inc.	168,768
5,179	KBR, Inc.	115,802
3,168	Leidos Holdings, Inc.	282,427
2,160	Limelight Networks, Inc.*	12,442
1,817	LiveRamp Holdings, Inc.*	94,066
1,140	ManTech International Corp., Class A	78,523
10,500	MasterCard, Inc., Class A	3,550,785
2,057	Maximus, Inc.	140,719
403	MongoDB, Inc.*	93,299
2,359	NIC, Inc.	46,472
642	Okta, Inc.*	137,292
6,703	Paychex, Inc.	534,698
6,774	PayPal Holdings, Inc.*	1,334,681
1,054	Perficient, Inc.*	45,048
3,968	Perspecta, Inc.	77,178
840	PFSweb, Inc.*	5,620
6,698	Sabre Corp.	43,604
1,873	Science Applications International Corp.	146,881
3,035	Servicesource International, Inc.*	4,461
1,296	Square, Inc., Class A*	210,665
3,966	Steel Connect, Inc.*	2,151
2,283	Sykes Enterprises, Inc.*	78,101
3,331	Teradata Corp.*	75,614
2,048	TTEC Holdings, Inc.	111,718
2,010	Twilio, Inc., Class A*	496,651
3,021	Unisys Corp.*	32,234
1,183	VeriSign, Inc.*	242,338
1,675	Virtusa Corp.*	82,343
18,119	Visa, Inc., Class A	3,623,256
6,143	Western Union Co.	131,644
1,400	WEX, Inc.*	194,558
		22,448,689
Leisure Products (0.3%):
2,298	Acushnet Holdings Corp.	77,236
895	American Outdoor Brands, Inc.*	11,662
2,964	Brunswick Corp.	174,609
3,826	Callaway Golf Co.	73,230
658	Escalade, Inc.	12,035
3,535	Hasbro, Inc.	292,414
503	Johnson Outdoors, Inc., Class A	41,191
531	Malibu Boats, Inc.*	26,316
662	Marine Products Corp.	10,354
6,035	Mattel, Inc.*	70,610
1,932	Nautilus Group, Inc.*	33,153
1,859	Polaris, Inc.	175,377
3,582	Smith & Wesson Brands, Inc.	55,593
2,859	Vista Outdoor, Inc.*	57,695
		1,111,475
Life Sciences Tools & Services (0.9%):
2,589	Agilent Technologies, Inc.	261,334
314	Bio-Rad Laboratories, Inc., Class A*	161,854
482	Bio-Techne Corp.	119,406
5,159	Bruker Corp.	205,070
940	Charles River Laboratories International, Inc.*	212,863

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,979	Harvard Bioscience, Inc.*	$5,957
1,009	Illumina, Inc.*	311,862
2,362	IQVIA Holdings, Inc.*	372,322
2,457	Luminex Corp.	64,496
1,150	Medpace Holdings, Inc.*	128,513
360	Mettler-Toledo International, Inc.*	347,670
1,400	Neogenomics, Inc.*	51,646
1,490	PerkinElmer, Inc.	187,010
1,655	PRA Health Sciences, Inc.*	167,883
2,622	Syneos Health, Inc.*	139,386
2,658	Thermo Fisher Scientific, Inc.	1,173,559
907	Waters Corp.*	177,482
		4,088,313
Machinery (2.9%):
2,603	AGCO Corp.	193,325
228	Alamo Group, Inc.	24,631
737	Albany International Corp., Class A	36,489
4,381	Allison Transmission Holdings, Inc.	153,948
1,335	Altra Industrial Motion Corp.	49,355
929	Astec Industries, Inc.	50,398
1,993	Barnes Group, Inc.	71,230
837	Blue Bird Corp.*	10,178
9,276	Caterpillar, Inc.	1,383,516
1,019	Chart Industries, Inc.*	71,605
1,284	CIRCOR International, Inc.*	35,117
4,064	Colfax Corp.*	127,447
1,526	Columbus McKinnon Corp.	50,511
2,706	Commercial Vehicle Group, Inc.*	17,670
1,945	Crane Co.	97,503
3,376	Cummins, Inc.	712,876
3,485	Deere & Co.	772,381
562	DMC Global, Inc.	18,512
4,360	Donaldson Co., Inc.	202,391
1,324	Douglas Dynamics, Inc.	45,281
2,663	Dover Corp.	288,509
2,898	Enerpac Tool Group Corp.*	54,511
1,120	EnPro Industries, Inc.	63,179
951	ESCO Technologies, Inc.	76,613
2,747	Evoqua Water Technologies Co.*	58,291
2,959	Federal Signal Corp.	86,551
4,708	Flowserve Corp.	128,481
5,200	Fortive Corp.	396,292
1,521	Franklin Electric Co., Inc.	89,480
694	FreightCar America, Inc.*	1,582
889	Gencor Industries, Inc.*	9,806
1,617	Gorman-Rupp Co. (The)	47,637
3,181	Graco, Inc.	195,154
2,503	Harsco Corp.*	34,817
1,370	Helios Technologies, Inc.	49,868
2,888	Hillenbrand, Inc.	81,904
490	Hurco Cos, Inc.	13,916
896	Hyster-Yale Materials Handling, Inc., Class A	33,286
1,111	IDEX Corp.	202,658
3,888	Illinois Tool Works, Inc.	751,200
5,321	Ingersoll-Rand, Inc.*	189,428
3,090	ITT, Inc.	182,465
1,157	John Bean Technologies Corp.	106,317
598	Kadant, Inc.	65,553
2,960	Kennametal, Inc.	85,662
787	L.B. Foster Co., Class A*	10,562
1,806	Lincoln Electric Holdings, Inc.	166,224
539	Lindsay Corp.	52,111
774	Lydall, Inc.*	12,802
1,213	Manitex International, Inc.*	5,058
2,529	Manitowoc Co., Inc. (The)*	21,269

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,260	Meritor, Inc.*	$89,204
1,601	Middleby Corp. (The)*	143,626
2,406	Mueller Industries, Inc.	65,106
7,183	Mueller Water Products, Inc., Class A	74,631
2,868	Navistar International Corp.*	124,873
1,258	NN, Inc.*	6,491
1,155	Nordson Corp.	221,552
158	Omega Flex, Inc.	24,762
2,269	Oshkosh Corp.	166,772
4,844	Otis Worldwide Corp.	302,362
5,069	PACCAR, Inc.	432,284
2,905	Parker Hannifin Corp.	587,798
1,058	Park-Ohio Holdings Corp.	17,002
5,836	Pentair plc	267,114
677	Proto Labs, Inc.*	87,672
660	RBC Bearings, Inc.*	79,999
5,687	REV Group, Inc.	44,870
5,156	Rexnord Corp.	153,855
612	Shyft Group, Inc. (The)	11,555
1,567	Snap-On, Inc.	230,553
1,562	SPX Corp.*	72,446
2,004	SPX FLOW, Inc.*	85,811
775	Standex International Corp.	45,880
2,392	Stanley Black & Decker, Inc.	387,982
793	Tennant Co.	47,865
3,523	Terex Corp.	68,205
1,612	The Greenbrier Cos., Inc.	47,393
3,355	Timken Co.	181,908
3,046	Titan International, Inc.	8,803
2,013	Toro Co. (The)	168,991
2,213	TriMas Corp.*	50,456
5,158	Trinity Industries, Inc.	100,581
4,006	Wabash National Corp.	47,912
3,488	Wabtec Corp.	215,837
960	Watts Water Technologies, Inc., Class A	96,144
4,275	Welbilt, Inc.*	26,334
1,972	Woodward, Inc.	158,076
2,483	Xylem, Inc.	208,870
		12,837,125
Marine (0.0%†):
7,028	Costamare, Inc.	42,660
239	Eagle Bulk Shipping, Inc.*	3,912
1,300	Genco Shipping & Trading, Ltd.	8,970
1,948	Kirby Corp.*	70,459
1,541	Matson, Inc.	61,779
147	Scorpio Bulkers, Inc.	2,082
		189,862
Media (1.7%):
1,468	A.H. Belo Corp., Class A	2,070
4,725	Altice USA, Inc., Class A*	122,850
2,029	AMC Networks, Inc., Class A*	50,137
108	Cable One, Inc.	203,626
1,473	Charter Communications, Inc., Class A*	919,652
55,894	Comcast Corp., Class A	2,585,655
2,952	comScore, Inc.*	6,022
9,763	Discovery Communications, Inc., Class C*	191,355
4,410	Discovery, Inc., Class A*	96,006
5,909	DISH Network Corp., Class A*	171,538
4,131	E.W. Scripps Co. (The), Class A	47,259
4,691	Emerald Holding, Inc.	9,570
8,164	Entercom Communications Corp.	13,144
4,792	Entravision Communications Corp., Class A	7,284

Shares		Fair Value
Common Stocks, continued
Media, continued
6,577	Fox Corp., Class A	$183,038
4,958	Fox Corp., Class B	138,675
7,573	Gannett Co, Inc.*	9,845
2,933	GCI Liberty, Inc., Class A*	240,389
4,886	Gray Television, Inc.*	67,280
14,181	Interpublic Group of Cos., Inc. (The)	236,397
1,262	John Wiley & Sons, Inc., Class A	40,018
192	John Wiley & Sons, Inc., Class B	6,077
563	Liberty Broadband Corp., Class A*	79,839
2,286	Liberty Broadband Corp., Class C*	326,601
1,489	Liberty Latin America, Ltd.*	12,284
9,252	Liberty Latin America, Ltd., Class C*	75,312
4,073	Liberty Media Corp.-Liberty SiriusXM, Class C*	134,735
2,477	Liberty SiriusXM Group, Class A*	82,162
143	Loral Space & Communications Inc.	2,617
2,502	Marchex, Inc., Class B*	5,304
1,649	Meredith Corp.	21,635
3,759	MSG Networks, Inc., Class A*	35,974
3,726	National CineMedia, Inc.	10,116
3,530	New York Times Co. (The), Class A	151,049
10,643	News Corp., Class A	149,215
2,563	News Corp., Class B	35,831
2,115	Nexstar Media Group, Inc., Class A	190,202
6,016	Omnicom Group, Inc.	297,792
1,853	Scholastic Corp.	38,894
10,861	Sirius XM Holdings, Inc.^	58,215
1,395	TechTarget, Inc.*	61,324
8,978	Tegna, Inc.	105,492
933	Tribune Publishing Co.	10,879
445	ViacomCBS, Inc., Class A	13,479
9,841	ViacomCBS, Inc., Class B	275,646
		7,522,484
Metals & Mining (0.7%):
6,163	Alcoa Corp.*	71,676
4,528	Allegheny Technologies, Inc.*	39,484
799	Ampco-Pittsburgh Corp.*	2,629
3,002	Arconic Corp.*	57,188
2,296	Carpenter Technology Corp.	41,695
4,968	Century Aluminum Co.*	35,372
3,567	Cleveland-Cliffs, Inc.^	22,900
12,366	Coeur Mining, Inc.*	91,261
6,147	Commercial Metals Co.	122,817
1,713	Compass Minerals International, Inc.	101,667
7,323	Ferroglobe plc*	4,899
9,823	Ferroglobe Unit*(a)	–
22,580	Freeport-McMoRan, Inc.	353,151
2,945	Gold Resource Corp.	10,042
943	Haynes International, Inc.	16,116
23,972	Hecla Mining Co.	121,778
151	Kaiser Aluminum Corp.	8,092
643	Materion Corp.	33,455
12,309	McEwen Mining, Inc.*	13,048
9,007	Newmont Corp.	571,493
5,625	Nucor Corp.	252,338
700	Olympic Steel, Inc.	7,952
1,961	Reliance Steel & Aluminum Co.	200,100
990	Royal Gold, Inc.	118,968
1,500	Ryerson Holding Corp.*	8,595
1,365	Schnitzer Steel Industries, Inc., Class A	26,249
1,946	Southern Copper Corp.	88,095
9,285	Steel Dynamics, Inc.	265,830
3,673	SunCoke Energy, Inc.	12,562
701	Synalloy Corp.*	3,870
2,052	TimkenSteel Corp.*	7,285

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
7,131	United States Steel Corp.^	$52,342
548	Universal Stainless & Alloy Products, Inc.*	3,009
4,099	Warrior Met Coal, Inc.	70,011
2,198	Worthington Industries, Inc.	89,634
		2,925,603
Multiline Retail (0.6%):
2,583	Big Lots, Inc.	115,202
1,248	Dillard’s, Inc., Class A^	45,577
2,871	Dollar General Corp.	601,819
5,445	Dollar Tree, Inc.*	497,346
6,791	Kohl’s Corp.	125,837
15,105	Macy’s, Inc.^	86,099
5,858	Nordstrom, Inc.^	69,827
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	179,504
5,786	Target Corp.	910,833
		2,632,044
Multi-Utilities (0.8%):
3,133	Ameren Corp.	247,758
1,884	Avista Corp.	64,282
1,784	Black Hills Corp.	95,426
7,105	CenterPoint Energy, Inc.	137,482
3,460	CMS Energy Corp.	212,479
4,077	Consolidated Edison, Inc.	317,191
8,084	Dominion Energy, Inc.	638,069
2,587	DTE Energy Co.	297,608
7,317	MDU Resources Group, Inc.	164,633
6,003	NiSource, Inc.	132,066
1,765	NorthWestern Corp.	85,850
5,550	Public Service Enterprise Group, Inc.	304,751
3,046	Sempra Energy	360,524
844	Unitil Corp.	32,612
3,038	WEC Energy Group, Inc.	294,382
		3,385,113
Oil, Gas & Consumable Fuels (2.0%):
332	Adams Resources & Energy, Inc.	6,607
7,652	Antero Resources Corp.*^	21,043
11,405	Apache Corp.	108,005
1,256	Arch Resources, Inc.*	53,355
1,988	Berry Corp.	6,302
1,149	Bonanza Creek Energy, Inc.*	21,601
6,877	Cabot Oil & Gas Corp.	119,385
2,819	Callon Petroleum Co.*^	13,588
6,243	Centennial Resource Development, Inc., Class A*	3,761
3,933	Cheniere Energy, Inc.*	181,980
17,866	Chevron Corp.	1,286,351
4,711	Cimarex Energy Co.	114,619
7,534	Clean Energy Fuel Corp.*	18,684
10,708	CNX Resources Corp.*	101,084
4,502	Concho Resources, Inc.	198,628
22,326	ConocoPhillips Co.	733,185
1,846	CONSOL Energy, Inc.*	8,178
1,423	Contango Oil & Gas Co.*	1,907
10,215	Continental Resources, Inc.^	125,440
4,149	CVR Energy, Inc.	51,365
4,054	Delek US Holdings, Inc.	45,121
16,542	Devon Energy Corp.	156,487
8,860	DHT Holdings, Inc.	45,718
918	Diamondback Energy, Inc.	27,650
107	Dorian LPG, Ltd.*	857
5,391	Enlink Midstream LLC	12,669
10,367	EOG Resources, Inc.	372,589
10,783	EQT Corp.	139,424
2,812	Equitrans Midstream Corp.	23,790

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
40,280	Exxon Mobil Corp.	$1,382,811
4,505	Gaslog, Ltd.	12,209
2,514	Green Plains, Inc.*	38,917
8,600	Gulfport Energy Corp.*	4,533
6,437	Hess Corp.	263,466
10,617	HighPoint Resources Corp.*	2,442
4,760	HollyFrontier Corp.	93,820
1,180	International Seaways, Inc.	17,240
24,970	Kinder Morgan, Inc.	307,880
17,233	Kosmos Energy, Ltd.	16,813
609	Laredo Petroleum, Inc.*	5,968
17,859	Marathon Oil Corp.	73,043
10,493	Marathon Petroleum Corp.	307,865
6,316	Matador Resources Co.*	52,170
1,037	Montage Resources Corp.*	4,552
6,993	Murphy Oil Corp.	62,378
7,953	Noble Energy, Inc.	67,998
17,900	Occidental Petroleum Corp.	179,179
6,873	ONEOK, Inc.	178,561
1,401	Panhandle Oil & Gas, Inc., Class A	2,003
2,936	PAR Pacific Holdings, Inc.*	19,877
6,891	Parsley Energy, Inc., Class A	64,500
5,640	PBF Energy, Inc., Class A	32,092
5,513	PDC Energy, Inc.*	68,334
4,173	Peabody Energy Corp.	9,598
787	Penn Virginia Corp.*^	7,752
4,501	Phillips 66	233,332
3,062	Pioneer Natural Resources Co.	263,301
6	PrimeEnergy Resources Corp.*	397
11,578	QEP Resources, Inc.	10,453
4,715	Range Resources Corp.	31,213
2,004	Renewable Energy Group, Inc.*	107,054
374	REX American Resources Corp.*	24,538
1,820	Ring Energy, Inc.*	1,238
3,448	Scorpio Tankers, Inc.^	38,169
6,460	SFL Corp., Ltd.	48,385
6,397	SM Energy Co.	10,171
22,197	Southwestern Energy Co.*	52,163
3,310	Talos Energy, Inc.*	21,350
4,483	Targa Resources Corp.	62,896
6,407	Teekay Shipping Corp.*^	14,288
1,031	Teekay Tankers, Ltd., Class A*^	11,176
4,537	Valero Energy Corp.	196,543
14,709	Williams Cos., Inc.	289,032
3,515	World Fuel Services Corp.	74,483
13,673	WPX Energy, Inc.*	66,998
		8,832,554
Paper & Forest Products (0.1%):
2,211	Boise Cascade Co.	88,264
1,659	Clearwater Paper Corp.*	62,942
3,283	Domtar Corp.	86,244
4,040	Louisiana-Pacific Corp.	119,221
5,575	Mercer International, Inc.	36,795
617	Neenah, Inc.	23,119
2,520	P.H. Glatfelter Co.	34,700
5,870	Resolute Forest Products*	26,298
1,565	Schweitzer-Mauduit International, Inc.	47,560
2,251	Verso Corp.	17,760
		542,903
Personal Products (0.3%):
12,350	Coty, Inc., Class A	33,345
1,562	e.l.f. Beauty, Inc.*	28,694
2,453	Edgewell Personal Care Co.*	68,390
2,928	Estee Lauder Co., Inc. (The), Class A	639,035
4,410	Herbalife Nutrition, Ltd.*	205,726

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,355	Inter Parfums, Inc.	$50,609
609	Medifast, Inc.	100,150
6,899	Natura & Co. Holding SA, ADR	125,631
1,236	Natures Sunshine Products, Inc.*	14,301
2,377	Nu Skin Enterprises, Inc., Class A	119,064
340	United-Guardian, Inc.	5,103
864	Usana Health Sciences, Inc.*	63,634
		1,453,682
Pharmaceuticals (3.3%):
2,003	Amphastar Pharmaceuticals, Inc.*	37,556
900	ANI Pharmaceuticals, Inc.*	25,389
885	Assembly Biosciences, Inc.*	14,549
17,646	Bristol-Myers Squibb Co.	1,063,877
3,249	Catalent, Inc.*	278,309
4,376	Corcept Therapeutics, Inc.*	76,164
1,468	Cumberland Pharmaceuticals, Inc.*	4,712
1,054	Cymabay Therapeutics, Inc.*	7,631
6,155	Elanco Animal Health, Inc.*	171,909
10,271	Eli Lilly & Co.	1,520,313
8,827	Endo International plc*	29,129
5,527	Horizon Therapeutics plc*	429,337
3,292	Innoviva, Inc.*	34,401
2,219	Intra-Cellular Therapies, Inc.*	56,940
1,888	Jazz Pharmaceuticals plc*	269,210
29,786	Johnson & Johnson Co.	4,434,541
2,281	Lannett Co., Inc.*	13,937
4,828	Mallinckrodt plc*^	4,699
28,760	Merck & Co., Inc.	2,385,642
11,018	Mylan NV*	163,397
3,567	Nektar Therapeutics*	59,177
1,317	Otonomy, Inc.*	5,334
3,223	Perrigo Co. plc	147,968
52,986	Pfizer, Inc.	1,944,586
793	Phibro Animal Health Corp., Class A	13,798
2,480	Prestige Consumer Healthcare, Inc.*	90,322
1,463	Revance Therapeutics, Inc.*	36,780
1,789	Supernus Pharmaceuticals, Inc.*	37,283
923	Taro Pharmaceutical Industries, Ltd.*	50,627
5,827	Zoetis, Inc.	963,611
1,297	Zogenix, Inc.*	23,255
		14,394,383
Professional Services (0.6%):
1,633	ASGN, Inc.*	103,793
494	Barrett Business Services, Inc.	25,905
3,154	CBIZ, Inc.*	72,132
216	CoStar Group, Inc.*	183,278
456	CRA International, Inc.	17,086
1,098	Equifax, Inc.	172,276
1,734	Exponent, Inc.	124,900
825	Forrester Research, Inc.*	27,052
1,382	FTI Consulting, Inc.*	146,451
1,205	Heidrick & Struggles International, Inc.	23,678
466	Hill International, Inc.*	615
1,113	Huron Consulting Group, Inc.*	43,774
795	ICF International, Inc.	48,916
1,721	IHS Markit, Ltd.	135,116
3,095	InnerWorkings, Inc.*	9,254
740	Insperity, Inc.	48,463
2,223	Kelly Services, Inc., Class A	37,880
1,154	Kforce, Inc.	37,124
2,258	Korn Ferry	65,482
2,100	ManpowerGroup, Inc.	153,993
659	Mistras Group, Inc.*	2,577
11,810	Nielsen Holdings plc	167,466
2,125	Resources Connection, Inc.	24,544

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
3,340	Robert Half International, Inc.	$176,820
2,719	TransUnion	228,749
2,194	TriNet Group, Inc.*	130,148
2,213	Trueblue, Inc.*	34,279
1,755	Verisk Analytics, Inc.	325,220
633	Willdan Group, Inc.*	16,148
		2,583,119
Real Estate Management & Development (0.2%):
400	Altisource Portfolio Solutions*	5,068
5,509	CBRE Group, Inc., Class A*	258,759
339	CTO Realty Growth, Inc.	14,950
2,451	Cushman & Wakefield plc*	25,760
279	Forestar Group, Inc.*	4,938
232	FRP Holdings, Inc.*	9,667
318	Griffin Industrial Realty, Inc.	16,997
1,280	Howard Hughes Corp. (The)*	73,728
1,691	Jones Lang LaSalle, Inc.	161,761
5,360	Kennedy-Wilson Holdings, Inc.	77,827
2,112	Marcus & Millichap, Inc.*	58,122
6,929	Newmark Group, Inc.	29,933
997	Rafael Holdings, Inc., Class B*	15,454
910	RE/MAX Holdings, Inc., Class A	29,784
7,526	Realogy Holdings Corp.*	71,045
1,447	Tejon Ranch Co.*	20,475
1,038	The RMR Group, Inc., Class A	28,514
3,157	The St Joe Co.*	65,129
		967,911
Road & Rail (1.2%):
598	AMERCO, Inc.	212,876
1,475	ArcBest Corp.	45,814
2,770	Avis Budget Group, Inc.*	72,906
1,699	Covenant Logistics Group, Inc.*	29,716
9,525	CSX Corp.	739,807
4,179	Heartland Express, Inc.	77,729
8,317	Hertz Global Holdings, Inc.*	9,232
2,532	J.B. Hunt Transport Services, Inc.	319,994
1,439	Kansas City Southern	260,214
5,109	Knight-Swift Transportation Holdings, Inc.	207,936
1,359	Landstar System, Inc.	170,541
5,038	Marten Transport, Ltd.	82,220
3,088	Norfolk Southern Corp.	660,801
2,082	Old Dominion Freight Line, Inc.	376,675
400	P.A.M. Transportation SVCS*	15,040
1,902	Ryder System, Inc.	80,340
1,212	Saia, Inc.*	152,882
2,500	Schneider National, Inc., Class B	61,825
7,911	Union Pacific Corp.	1,557,439
2,010	Universal Logistics Holdings, Inc.	41,929
1,023	USA Truck, Inc.*	9,667
3,284	Werner Enterprises, Inc.	137,895
1,829	YRC Worldwide, Inc.*^	7,170
		5,330,648
Semiconductors & Semiconductor Equipment (4.7%):
1,056	Advanced Energy Industries, Inc.*	66,465
9,742	Advanced Micro Devices, Inc.*	798,747
2,031	Alpha & Omega Semiconductor, Ltd.*	26,037
1,392	Ambarella, Inc.*	72,635
12,824	Amkor Technology, Inc.*	143,629
3,662	Analog Devices, Inc.	427,502
10,112	Applied Materials, Inc.	601,158
1,615	Axcelis Technologies, Inc.*	35,530
1,701	AXT, Inc.*	10,410
4,142	Broadcom, Inc.	1,509,013

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,129	Brooks Automation, Inc.	$98,488
697	Cabot Microelectronics Corp.	99,539
437	CEVA, Inc.*	17,205
1,665	Cirrus Logic, Inc.*	112,304
2,261	Cohu, Inc.	38,844
3,350	Cree, Inc.*	213,529
2,201	Diodes, Inc.*	124,246
4,153	Entegris, Inc.	308,734
3,383	First Solar, Inc.*	223,955
2,971	FormFactor, Inc.*	74,067
1,314	GSI Technology, Inc.*	7,411
948	Ichor Holdings, Ltd.*	20,448
975	Inphi Corp.*	109,444
63,811	Intel Corp.	3,304,133
2,674	KLA Corp.	518,061
2,537	Kulicke & Soffa Industries, Inc.	56,829
1,724	Lam Research Corp.	571,937
3,622	Lattice Semiconductor Corp.*	104,893
1,911	MA-COM Technology Solutions Holdings, Inc.*	64,993
8,640	Marvell Technology Group, Ltd.	343,007
3,942	Maxim Integrated Products, Inc.	266,519
3,353	MaxLinear, Inc., Class A*	77,924
3,353	Microchip Technology, Inc.	344,554
15,757	Micron Technology, Inc.*	739,949
1,512	MKS Instruments, Inc.	165,156
521	Monolithic Power Systems, Inc.	145,677
1,500	Neophotonics Corp.*	9,135
150	NVE Corp.	7,362
5,228	NVIDIA Corp.	2,829,497
11,467	ON Semiconductor Corp.*	248,719
1,334	Onto Innovation, Inc.*	39,727
1,438	PDF Solutions, Inc.*	26,905
5,010	Photronics, Inc.*	49,900
1,520	Power Integrations, Inc.	84,208
1,918	Qorvo, Inc.*	247,441
13,519	Qualcomm, Inc.	1,590,915
5,880	Rambus, Inc.*	80,497
1,305	Semtech Corp.*	69,113
867	Silicon Laboratories, Inc.*	84,836
2,976	Skyworks Solutions, Inc.	433,008
1,751	SMART Global Holdings, Inc.*	47,872
1,239	SolarEdge Technologies, Inc.*	295,316
1,129	Synaptics, Inc.*	90,794
2,449	Teradyne, Inc.	194,598
13,779	Texas Instruments, Inc.	1,967,502
1,678	Ultra Clean Holdings, Inc.*	36,010
1,049	Universal Display Corp.	189,596
3,598	Veeco Instruments, Inc.*	41,989
3,065	Xilinx, Inc.	319,496
		20,827,408
Software (7.1%):
4,253	ACI Worldwide, Inc.*	111,131
4,350	Adobe, Inc.*	2,133,370
1,923	Alarm.com Holding, Inc.*	106,246
591	Alteryx, Inc., Class A*^	67,108
1,009	American Software, Inc., Class A	14,166
1,301	Anaplan, Inc.*	81,417
988	ANSYS, Inc.*	323,303
1,609	Aspen Technology, Inc.*	203,683
447	Atlassian Corp. plc, Class A*	81,260
1,996	Autodesk, Inc.*	461,096
852	Avalara, Inc.*	108,494
5,114	Avaya Holdings Corp.*	77,733
2,272	Aware, Inc.*	6,134

Shares		Fair Value
Common Stocks, continued
Software, continued
1,606	Blackbaud, Inc.	$89,663
794	Bottomline Technologies, Inc.*	33,475
3,609	Cadence Design Systems, Inc.*	384,828
3,648	CDK Global, Inc.	159,016
1,053	Cerence, Inc.*	51,460
1,607	Ceridian HCM Holding, Inc.*	132,819
1,606	Citrix Systems, Inc.	221,162
505	CommVault Systems, Inc.*	20,604
387	Coupa Software, Inc.*	106,131
824	DocuSign, Inc.*	177,358
3,824	Dropbox, Inc., Class A*	73,650
1,380	Ebix, Inc.	28,428
990	Envestnet, Inc.*	76,388
429	Everbridge, Inc.*	53,938
573	Fair Isaac Corp.*	243,743
1,784	FireEye, Inc.*	22,023
764	Five9, Inc.*	99,076
2,585	Fortinet, Inc.*	304,539
977	Globant SA*	175,098
1,145	Guidewire Software, Inc.*	119,389
750	HubSpot, Inc.*	219,173
2,458	Intuit, Inc.	801,824
2,007	J2 Global, Inc.*	138,925
1,365	Manhattan Associates, Inc.*	130,344
76,342	Microsoft Corp.	16,057,012
430	MicroStrategy, Inc., Class A*	64,741
600	New Relic, Inc.*	33,816
9,121	NortonLifeLock, Inc.	190,082
5,919	Nuance Communications, Inc.*	196,452
1,722	OneSpan, Inc.*	36,093
30,510	Oracle Corp.	1,821,447
916	Paycom Software, Inc.*	285,151
912	Paylocity Holding Corp.*	147,215
963	Pegasystems, Inc.	116,562
1,395	Progress Software Corp.	51,169
886	Proofpoint, Inc.*	93,517
1,755	PTC, Inc.*	145,174
1,224	Qualys, Inc.*	119,964
2,745	RealNetworks, Inc.*	3,349
1,867	RealPage, Inc.*	107,614
371	RingCentral, Inc., Class A*	101,880
5,117	salesforce.com, Inc.*	1,286,004
1,200	Sapiens International Corp. NV	36,696
2,393	SeaChange International, Inc.*	2,083
574	ServiceNow, Inc.*	278,390
2,514	Slack Technologies, Inc., Class A*^	67,526
3,309	SolarWinds Corp.*	67,305
967	Splunk, Inc.*	181,922
4,289	SS&C Technologies Holdings, Inc.	259,570
2,279	Synchronoss Technologies, Inc.*	6,860
1,946	Synopsys, Inc.*	416,405
327	The Trade Desk, Inc., Class A*	169,641
409	Tyler Technologies, Inc.*	142,561
2,230	Verint Systems, Inc.*	107,441
742	VMware, Inc., Class A*	106,603
494	Workday, Inc., Class A*	106,274
7,046	Xperi Holding Corp.	80,959
1,173	Zscaler, Inc.*	165,029
		30,690,702
Specialty Retail (2.9%):
2,187	Aaron’s, Inc.	123,894
4,015	Abercrombie & Fitch Co., Class A	55,929
1,285	Advance Auto Parts, Inc.	197,248
7,096	American Eagle Outfitters, Inc.^	105,092
492	America’s Car Mart, Inc.*	41,761
929	Asbury Automotive Group, Inc.*	90,531

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,229	At Home Group, Inc.*	$47,983
2,991	AutoNation, Inc.*	158,314
266	AutoZone, Inc.*	313,252
3,164	Barnes & Noble Education, Inc.*	8,163
5,744	Bed Bath & Beyond, Inc.^	86,045
6,712	Best Buy Co, Inc.	746,978
1,657	Big 5 Sporting Goods Corp.^	12,394
1,519	Boot Barn Holdings, Inc.*	42,745
583	Build-A-Bear Workshop, Inc.*	1,458
1,072	Burlington Stores, Inc.*	220,928
2,280	Caleres, Inc.	21,797
3,891	CarMax, Inc.*	357,622
1,987	Cato Corp., Class A	15,538
7,822	Chico’s FAS, Inc.	7,607
881	Citi Trends, Inc.	22,007
1,572	Conn’s, Inc.*	16,632
3,425	Designer Brands, Inc., Class A	18,598
2,039	Dick’s Sporting Goods, Inc.	118,017
6,313	Express, Inc.*	3,851
1,392	Five Below, Inc.*	176,784
3,262	Floor & Decor Holdings, Inc., Class A*	243,998
4,013	Foot Locker, Inc.	132,549
199	Francesca’s Holdings Corp.*^	533
6,630	GameStop Corp., Class A*^	67,626
12,655	Gap, Inc. (The)	215,515
1,571	Genesco, Inc.*	33,839
1,000	Group 1 Automotive, Inc.	88,390
4,368	Guess?, Inc.	50,756
1,166	Haverty Furniture Cos., Inc.	24,416
1,874	Hibbett Sports, Inc.*	73,498
9,752	Home Depot, Inc. (The)	2,708,227
1,293	Hudson, Ltd., Class A*	9,827
1,784	L Brands, Inc.	56,749
875	Lithia Motors, Inc., Class A	199,448
8,904	Lowe’s Cos., Inc.	1,476,816
1,427	MarineMax, Inc.*	36,631
7,372	Michaels Cos., Inc. (The)*^	71,177
1,401	Monro, Inc.	56,839
1,077	Murphy U.S.A., Inc.*	138,147
1,200	National Vision Holdings, Inc.*	45,888
2,577	ODP Corp. (The)*	50,123
927	O’Reilly Automotive, Inc.*	427,421
2,698	Penske Automotive Group, Inc.	128,587
1,792	Rent-A-Center, Inc.	53,563
522	RH*	199,728
5,653	Ross Stores, Inc.	527,538
5,608	Sally Beauty Holdings, Inc.*	48,734
600	Shoe Carnival, Inc.	20,148
1,393	Signet Jewelers, Ltd.	26,049
1,230	Sleep Number Corp.*	60,159
1,332	Sonic Automotive, Inc., Class A	53,493
1,606	Sportsman’s Warehouse Holdings, Inc.*	22,982
289	Tandy Leather Factory, Inc.*	922
848	The Buckle, Inc.	17,291
988	The Children’s Place, Inc.	28,010
2,708	Tiffany & Co.	313,722
854	Tilly’s, Inc.	5,150
18,103	TJX Cos., Inc. (The)	1,007,432
2,445	Tractor Supply Co.	350,466
1,247	Ulta Beauty, Inc.*	279,303
4,635	Urban Outfitters, Inc.*	96,454
2,380	Williams-Sonoma, Inc.	215,247
285	Winmark Corp.	49,071

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,204	Zumiez, Inc.*	$61,315
		12,784,945
Technology Hardware, Storage & Peripherals (6.0%):
6,315	3D Systems Corp.*	31,007
208,456	Apple, Inc.	24,141,289
728	AstroNova, Inc.	5,839
2,354	Avid Technology, Inc.*	20,150
1,874	Dell Technologies, Inc., Class C*	126,851
23,803	Hewlett Packard Enterprise Co.	223,034
17,855	HP, Inc.	339,066
5,127	NCR Corp.*	113,512
4,382	NetApp, Inc.	192,107
6,529	Pure Storage, Inc., Class A*	100,481
5,941	Seagate Technology plc	292,713
2,522	Stratasys, Ltd.*	31,449
4,585	Western Digital Corp.	167,582
7,974	Xerox Holdings Corp.	149,672
		25,934,752
Textiles, Apparel & Luxury Goods (0.9%):
5,725	Capri Holdings, Ltd.*	103,050
1,710	Carter’s, Inc.	148,052
2,253	Columbia Sportswear Co.	195,966
1,693	Crocs, Inc.*	72,342
810	Culp, Inc.	10,060
936	Deckers Outdoor Corp.*	205,929
3,440	Fossil Group, Inc.*	19,746
2,480	G-III Apparel Group, Ltd.*	32,513
13,052	Hanesbrands, Inc.	205,569
795	Kontoor Brands, Inc.	19,239
1,147	Lululemon Athletica, Inc.*	377,787
1,551	Movado Group, Inc.	15,417
11,725	Nike, Inc., Class B	1,471,956
1,259	Oxford Industries, Inc.	50,813
1,797	PVH Corp.	107,173
1,477	Ralph Lauren Corp.	100,392
570	Rocky Brands, Inc.	14,153
4,898	Skechers U.S.A., Inc., Class A*	148,018
2,686	Steven Madden, Ltd.	52,377
700	Superior Group of Cos., Inc.	16,261
8,132	Tapestry, Inc.	127,103
5,109	Under Armour, Inc., Class A*	57,374
3,746	Under Armour, Inc., Class C*	36,861
1,027	Unifi, Inc.*	13,187
802	Vera Bradley, Inc.*	4,900
4,448	VF Corp.	312,472
3,237	Wolverine World Wide, Inc.	83,644
		4,002,354
Thrifts & Mortgage Finance (0.5%):
3,384	Axos Financial, Inc.*	78,881
1,591	BankFinancial Corp.	11,487
7,721	Capitol Federal Financial, Inc.	71,535
2,223	Columbia Financial, Inc.*	24,675
2,791	Dime Community Bancshares, Inc.	31,566
855	ESSA Bancorp, Inc.	10,542
3,469	Essent Group, Ltd.	128,388
403	Federal Agricultural Mortgage Corp.	25,655
408	First Capital, Inc.^	22,868
2,446	Flagstar Bancorp, Inc.	72,475
8	Greene County Bancorp, Inc.	174
155	Hingham Institution for Savings	28,520
1,670	HomeStreet, Inc.	43,019
413	IF Bancorp, Inc.	6,389
5,948	Kearny Financial Corp.	42,885
1,249	Kentucky First Federal Bancorp	7,581

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
750	Lake Shore Bancorp, Inc.	$10,050
194	LendingTree, Inc.*	59,537
3,570	Meridian Bancorp, Inc.	36,950
2,468	Meta Financial Group, Inc.	47,435
14,868	MGIC Investment Corp.	131,731
4,623	Mr Cooper Group, Inc.*	103,185
13,097	New York Community Bancorp, Inc.	108,312
3,378	NMI Holdings, Inc., Class A*	60,128
2,984	Northfield Bancorp, Inc.	27,214
6,785	Northwest Bancshares, Inc.	62,422
3,232	Oceanfirst Financial Corp.	44,246
503	Oconee Federal Financial Corp.	10,965
465	Ocwen Financial Corp.*	9,821
2,417	PennyMac Financial Services, Inc.	140,477
2,584	Premier Financial Corp.	40,246
679	Provident Financial Holdings, Inc.	8,080
3,181	Provident Financial Services, Inc.	38,808
6,456	Radian Group, Inc.	94,322
420	Riverview Bancorp, Inc.	1,743
561	Southern Missouri Bancorp, Inc.	13,228
1,764	Sterling Bancorp, Inc.	5,310
733	Territorial Bancorp, Inc.	14,829
5,381	TFS Financial Corp.	79,047
7,273	TrustCo Bank Corp NY	37,965
3,136	Washington Federal, Inc.	65,417
2,036	Waterstone Financial, Inc.	31,538
1,546	Wawlker & Dunlop, Inc.	81,938
1,498	Western New England BanCorp, Inc.	8,434
2,825	WSFS Financial Corp.	76,190
		2,056,208
Tobacco (0.5%):
28,104	Altria Group, Inc.	1,085,939
14,460	Philip Morris International, Inc.	1,084,355
1,284	Universal Corp.	53,774
6,874	Vector Group, Ltd.	66,609
		2,290,677
Trading Companies & Distributors (0.7%):
5,044	Air Lease Corp.	148,394
1,198	Applied Industrial Technologies, Inc.	66,010
2,840	Beacon Roofing Supply, Inc.*	88,239
3,066	BMC Stock Holdings, Inc.*	131,317
1,592	CAI International, Inc.	43,828
644	DXP Enterprises, Inc.*	10,388
9,288	Fastenal Co.	418,796
876	GATX Corp.	55,845
2,334	GMS, Inc.*	56,249
1,700	H&E Equipment Services, Inc.	33,422
6,084	HD Supply Holdings, Inc.*	250,904
1,767	Herc Holdings, Inc.*	69,991
1,307	Huttig Building Products, Inc.*	2,862
870	Kaman Corp., Class A	33,904
5,217	MRC Global, Inc.*	22,329
2,233	MSC Industrial Direct Co., Inc., Class A	141,304
5,453	NOW, Inc.*	24,757
1,902	Rush Enterprises, Inc., Class A	96,127
1,003	SiteOne Landscape Supply, Inc.*	122,316
2,034	Systemax, Inc.	48,694
2,654	Textainer Group Holdings, Ltd.*	37,581
651	Titan Machinery, Inc.*	8,613
1,007	Transcat, Inc.*	29,505
3,334	Triton International, Ltd.	135,594
2,434	United Rentals, Inc.*	424,732
5,820	Univar Solutions, Inc.*	98,242
1,184	Veritiv Corp.*	14,989
826	W.W. Grainger, Inc.	294,692

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
902	Watsco, Inc.	$210,067
84	Watsco, Inc., Class B	19,265
2,560	WESCO International, Inc.*	112,691
		3,251,647
Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	76,879
Water Utilities (0.2%):
1,327	American States Water Co.	99,459
2,414	American Water Works Co., Inc.	349,740
491	Artesian Resources Corp.	16,925
1,743	California Water Service Group	75,733
3,223	Essential Utilities, Inc.	129,726
979	Middlesex Water Co.	60,845
669	Pure Cycle Corp.*	6,028
1,234	SJW Group	75,101
772	York Water Co. (The)	32,632
		846,189
Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	20,951
2,203	Shenandoah Telecommunications Co.	97,890
1,649	Spok Holdings, Inc.	15,682
4,354	Telephone & Data Systems, Inc.	80,288
6,990	T-Mobile USA, Inc.*	799,377
1,695	United States Cellular Corp.*	50,053
		1,064,241

Total Common Stocks (Cost $322,816,628)		438,887,284
Preferred Stocks (0.0%†):
Internet & Direct Marketing Retail (0.0%†):
264	Qurate Retail, Inc., 8.00%, 3/15/31	26,004
Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 10.63%	30,128

Total Preferred Stocks (Cost $113,834)		56,132
Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/21*	646
Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	245
Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	921

Total Rights (Cost $4,345)		1,812
Short-Term Securities Held as Collateral for Securities on Loan (0.7%):
2,884,487	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,884,487
Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,884,487)		2,884,487

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies (0.1%):

Money Markets (0.1%):
241,662	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	$241,662
Total Unaffiliated Investment Companies (Cost $241,662)		241,662
Total Investment Securities (Cost $326,060,956) - 100.4%		442,071,377
Net other assets (liabilities) - (0.4)%		(1,709,524)

Net Assets - 100.0%		$440,361,853

Percentages indicated are based on net assets as of September 30, 2020.

ADR        -        American Depository Receipt

CVR        -        Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,831,111.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.1%):
1,397	AAR Corp.	$26,264
7,979	Aerojet Rocketdyne Holdings, Inc.*	318,281
2,514	AeroVironment, Inc.*	150,865
2,615	Astronics Corp.*	20,188
392	Astronics Corp., Class B*^	2,920
2,238	Axon Enterprise, Inc.*	202,987
685	CPI Aerostructures, Inc.*	1,836
2,316	Cubic Corp.	134,722
1,011	Curtiss-Wright Corp.	94,286
766	Ducommun, Inc.*	25,217
3,376	Innovative Solutions & Support, Inc.	23,092
7,599	Kratos Defense & Security Solutions, Inc.*	146,509
734	Maxar Technologies, Inc.	18,306
2,488	Mercury Systems, Inc.*	192,720
3,131	Moog, Inc., Class A	198,912
685	National Presto Industries, Inc.	56,074
2,564	Park Aerospace Corp., Class C	27,999
759	Vectrus, Inc.*	28,842
		1,670,020
Air Freight & Logistics (0.5%):
738	Air T, Inc.*	7,122
6,274	Air Transport Services Group, Inc.*	157,226
1,862	Atlas Air Worldwide Holdings, Inc.*	113,396
2,655	Echo Global Logistics, Inc.*	68,419
3,297	Forward Air Corp.	189,182
3,916	Hub Group, Inc., Class A*	196,563
5,212	Radiant Logistics, Inc.*	26,790
		758,698
Airlines (0.4%):
1,224	Alaska Air Group, Inc.	44,835
1,778	Allegiant Travel Co.	213,004
899	Copa Holdings SA, Class A	45,256
5,520	Hawaiian Holdings, Inc.	71,153
7,404	JetBlue Airways Corp.*	83,887
2,689	SkyWest, Inc.	80,294
4,325	Spirit Airlines, Inc.*^	69,633
		608,062
Auto Components (1.4%):
5,318	Adient plc*	92,161
12,952	American Axle & Manufacturing Holdings, Inc.*	74,733
5,531	Cooper Tire & Rubber Co.	175,333
2,216	Cooper-Standard Holding, Inc.*	29,273
11,599	Dana, Inc.	142,900
2,148	Delphi Technologies plc*	35,893
2,293	Dorman Products, Inc.*	207,241
3,775	Fox Factory Holding Corp.*	280,596
3,693	Gentherm, Inc.*	151,044
14,448	Goodyear Tire & Rubber Co.	110,816
1,680	Horizon Global Corp.*	9,660
2,432	LCI Industries	258,497
7,745	Modine Manufacturing Co.*	48,406
1,911	Motorcar Parts of America, Inc.*	29,735
2,844	Standard Motor Products, Inc.	126,985
3,162	Stoneridge, Inc.*	58,086
1,139	Tenneco, Inc.*	7,905
472	Veoneer, Inc.*^	6,938
2,806	Visteon Corp.*	194,231
		2,040,433
Automobiles (0.4%):
9,054	Harley-Davidson, Inc.	222,185
1,766	Thor Industries, Inc.	168,229

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
3,080	Winnebago Industries, Inc.	$159,144
		549,558
Banks (9.3%):
1,584	1st Constitution Bancorp	18,850
3,186	1st Source Corp.	98,256
410	ACNB Corp.	8,528
880	Allegiance Bancshares, Inc.	20,566
1,452	Altabancorp	29,214
1,339	American National Bankshares, Inc.	28,012
346	American River Bankshares	3,446
5,216	Ameris Bancorp	118,820
1,649	Ames National Corp.	27,852
1,863	Arrow Financial Corp.	46,743
11,230	Associated Banc-Corp.	141,723
1,465	Atlantic Capital Bancshares, Inc.*	16,628
5,589	Atlantic Union Bankshares Corp.	119,437
13	Auburn National Bancorp, Inc.	471
3,062	Banc of California, Inc.	30,987
3,358	BancFirst Corp.	137,141
4,986	Bancorp, Inc. (The)*	43,079
8,217	BancorpSouth Bank	159,245
2,653	Bank of Commerce Holdings	18,491
3,143	Bank of Hawaii Corp.	158,784
993	Bank of Marin Bancorp	28,757
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	82,815
485	Bank of South Carolina Corp.	7,775
9,638	Bank OZK	205,482
6,355	BankUnited, Inc.	139,238
2,472	Banner Corp.	79,747
1,610	Bar Harbor Bankshares	33,086
1,217	Baycom Corp.*	12,535
595	BCB Bancorp, Inc.	4,760
3,918	Berkshire Hills Bancorp, Inc.	39,611
5,250	BOK Financial Corp.	270,429
6,599	Boston Private Financial Holdings, Inc.	36,426
2,206	Bridge Bancorp, Inc.	38,451
6,518	Brookline Bancorp, Inc.	56,348
1,666	Bryn Mawr Bank Corp.	41,433
3,046	Byline BanCorp, Inc.	34,359
227	C&F Financial Corp.	6,742
8,434	Cadence Bancorp	72,448
1,274	California First National Bancorp	20,066
436	Cambridge Bancorp	23,178
1,659	Camden National Corp.	50,143
1,471	Capital City Bank Group, Inc.	27,640
5,878	Cathay General Bancorp	127,435
1,646	CBTX, Inc.	26,896
2,313	Central Pacific Financial Corp.	31,387
1,141	Central Valley Community Bancorp	14,091
511	Century Bancorp, Inc.	33,593
668	Chemung Financial Corp.	19,285
6,348	CIT Group, Inc.	112,423
2,009	Citizens & Northern Corp.	32,626
718	Citizens Holding Co.	16,098
1,550	City Holding Co.	89,296
822	Civista Bancshares, Inc.	10,291
2,165	CNB Financial Corp.	32,194
85	Codorus Valley Bancorp, Inc.	1,114
56	Colony Bankcorp, Inc.	602
5,518	Columbia Banking System, Inc.	131,604
4,416	Community Bank System, Inc.	240,496
3,296	Community Bankers Trust Corp.	16,744
1,343	Community Trust Bancorp, Inc.	37,953
525	Community West Bancshares	4,216

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,880	ConnectOne Bancorp, Inc.	$40,522
1,894	Cullen/Frost Bankers, Inc.	121,121
4,048	Customers Bancorp, Inc.*	45,338
10,472	CVB Financial Corp.	174,149
609	Eagle Bancorp Montana, Inc.	10,731
2,865	Eagle Bancorp, Inc.	76,753
1,676	East West Bancorp, Inc.	54,872
2,149	Enterprise Financial Services Corp.	58,603
924	Equity Bancshares, Inc.*	14,322
534	Evans Bancorp, Inc.	11,882
22,062	F.N.B. Corp.	149,580
2,582	Farmers National Banc Corp.	28,195
242	Fauquier Bankshares, Inc.	3,647
1,991	FB Financial Corp.	50,014
1,909	Financial Institutions, Inc.	29,399
15,526	First Bancorp	81,046
2,293	First Bancorp	47,992
1,491	First Bancorp, Inc.	31,430
1,053	First Bancshares, Inc. (The)	22,081
3,647	First Busey Corp.	57,951
940	First Business Financial Services, Inc.	13,433
728	First Citizens BancShares, Inc., Class A	232,073
7,111	First Commonwealth Financial Corp.	55,039
2,206	First Community Bankshares	39,818
7,453	First Financial Bancorp	89,473
8,660	First Financial Bankshares, Inc.	241,702
1,112	First Financial Corp.	34,917
1,717	First Financial Northwest, Inc.	15,659
3,058	First Foundation, Inc.	39,968
9,186	First Hawaiian, Inc.	132,921
2,525	First Horizon National Corp.	23,811
402	First Internet BanCorp	5,921
3,323	First Interstate BancSystem, Class A	105,838
4,019	First Merchants Corp.	93,080
720	First Mid Bancshares, Inc.	17,964
8,868	First Midwest Bancorp, Inc.	95,597
2,907	First of Long Island Corp. (The)	43,053
28	First Savings Financial Group	1,522
234	First United Corp.	2,740
908	First US Bancshares, Inc.	6,020
2,675	Flushing Financial Corp.	28,141
11,396	Fulton Financial Corp.	106,325
2,237	German American Bancorp, Inc.	60,712
6,374	Glacier Bancorp, Inc.	204,287
1,038	Great Southern Bancorp, Inc.	37,596
3,789	Great Western Bancorp, Inc.	47,173
5,990	Hancock Whitney Corp.	112,672
4,153	Hanmi Financial Corp.	34,096
3,865	HarborOne BanCorp, Inc.	31,191
42	Hawthorn Bancshares, Inc.	795
2,494	Heartland Financial USA, Inc.	74,808
2,978	Heritage Financial Corp.	54,765
4,406	Hertiage Commerce Corp.	29,322
15,083	Hilltop Holdings, Inc.	310,409
11,946	Home Bancshares, Inc.	181,101
2,418	Hometrust Bancshares, Inc.	32,836
9,043	Hope BanCorp, Inc.	68,591
3,456	Horizon Bancorp	34,871
2,544	Independent Bank Corp.	133,255
3,214	Independent Bank Group, Inc.	141,995
4,638	International Bancshares Corp.	120,866
18,070	Investors Bancorp, Inc.	131,188
3,767	Lakeland Bancorp, Inc.	37,482
2,781	Lakeland Financial Corp.	114,577

Shares		Fair Value
Common Stocks, continued
Banks, continued
862	Landmark Bancorp, Inc.	$18,404
1,512	LCNB Corp.	20,639
1,000	Limestone Bancorp, Inc.*	10,520
2,612	Live Oak Bancshares, Inc.	66,162
5,225	Macatawa Bank Corp.	34,119
1,048	Mackinac Financial Corp.	10,113
2,059	Mercantile Bank Corp.	37,103
2,051	Midland States BanCorp, Inc.	26,355
1,441	MidWestone Financial Group, Inc.	25,751
2,052	National Bank Holdings Corp.	53,865
1,069	National Bankshares, Inc.	27,078
3,226	NBT Bancorp, Inc.	86,521
744	Nicolet Bankshares, Inc.*	40,630
1,136	Northeast Bank	20,902
657	Northrim Bancorp, Inc.	16,747
609	Norwood Financial Corp.	14,811
4,316	OFG Bancorp	53,777
183	Ohio Valley Banc Corp.	3,781
11,997	Old National Bancorp	150,682
1,004	Old Point Financial Corp.	15,211
3,314	Old Second Bancorp, Inc.	24,838
1,182	Origin Bancorp, Inc.	25,248
1,765	Orrstown Financial Services, Inc.	22,592
1,718	Pacific Mercantile Bancorp*	6,391
6,537	Pacific Premier Bancorp, Inc.	131,655
7,685	PacWest Bancorp	131,260
1,296	Park National Corp.	106,220
1,636	Parke Bancorp, Inc.	19,534
2,284	Peapack-Gladstone Financial Corp.	34,603
1,452	Penns Woods Bancorp, Inc.	28,822
434	Peoples Bancorp of NC	6,697
1,794	Peoples Bancorp, Inc.	34,247
8,100	People’s United Financial, Inc.	83,511
5,765	Pinnacle Financial Partners, Inc.	205,176
2,348	Popular, Inc.	85,162
1,985	Preferred Bank Los Angeles	63,758
1,193	Premier Financial Bancorp, Inc.	12,884
1,118	QCR Holdings, Inc.	30,644
351	Rbb BanCorp	3,980
4,074	Renasant Co.	92,561
1,482	Republic Bancorp, Inc., Class A	41,733
6,466	Republic First Bancorp, Inc.*	12,803
2,862	S & T Bancorp, Inc.	50,629
320	Salisbury Bancorp, Inc.	10,115
3,392	Sandy Spring Bancorp, Inc.	78,287
552	SB Financial Group, Inc.	7,446
3,980	Seacoast Banking Corp of Florida*	71,759
1,252	Select Bancorp, Inc.*	9,002
3,948	ServisFirst Bancshares, Inc.	134,350
2,325	Shore Bancshares, Inc.	25,529
2,333	Sierra Bancorp	39,171
8,970	Simmons First National Corp., Class A	142,219
4,671	South State Corp.	224,910
562	Southern First Bancshares, Inc.*	13,572
2,309	Southern National Bancorp	20,042
2,694	Southside Bancshares, Inc.	65,814
1,629	Spirit of Texas Bancshares, Inc.*	18,180
13,673	Sterling Bancorp	143,840
2,457	Stock Yards Bancorp, Inc.	83,636
682	Summit Financial Group, Inc.	10,100
1,203	Summit State Bank	13,413
9,356	Synovus Financial Corp.	198,067
8,055	TCF Financial Corp.	188,165
2,882	Texas Capital Bancshares, Inc.*	89,717
1,140	Tompkins Financial Corp.	64,763

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,191	TowneBank	$85,132
2,468	TriCo Bancshares	60,441
3,463	Tristate Capital Holdings, Inc.*	45,850
1,894	Triumph BanCorp, Inc.*	58,979
4,644	Trustmark Corp.	99,428
3,534	UMB Financial Corp.	173,201
15,566	Umpqua Holdings Corp.	165,311
249	Union Bankshares, Inc.	5,050
450	United Bancshares, Inc.	9,248
8,118	United Bankshares, Inc.	174,293
5,829	United Community Banks, Inc.	98,685
916	United Security Bancshares	5,597
42	Unity Bancorp, Inc.	486
1,651	Univest Financial Corp.	23,725
31,471	Valley National Bancorp	215,576
1,563	Veritex Holdings, Inc.	26,618
2,267	Washington Trust Bancorp	69,506
5,822	Webster Financial Corp.	153,759
4,985	WesBanco, Inc.	106,480
2,380	West Bancorp	37,699
2,584	Westamerica Bancorp	140,440
5,807	Western Alliance Bancorp	183,617
3,888	Wintrust Financial Corp.	155,714
		13,780,368
Beverages (0.5%):
547	Boston Beer Co., Inc. (The), Class A*	483,197
664	Coca-Cola Consolidated, Inc.	159,812
1,920	Craft Brewers Alliance, Inc.*	31,680
1,940	MGP Ingredients, Inc.	77,096
634	National Beverage Corp.*^	43,118
985	Willamette Valley Vineyards, Inc.*	6,058
		800,961
Biotechnology (3.2%):
2,838	Abeona Therapeutics, Inc.*	2,895
1,733	AC Immune SA*^	8,457
10,022	Aduro Biotech, Inc.*	24,353
3,308	Adverum Biotechnologies, Inc.*	34,072
1,728	Agios Pharmaceuticals, Inc.*	60,480
7,746	Akebia Therapeutics, Inc.*	19,442
973	Albireo Pharma, Inc.*	32,469
10,706	Alkermes plc*	177,399
1,397	AMAG Pharmaceuticals, Inc.*^	13,132
4,316	Amicus Therapeutics, Inc.*	60,942
1,449	AnaptysBio, Inc.*	21,373
1,103	Applied Genetic Technologies Corp.*	5,361
1,800	Arcus Biosciences, Inc.*	30,852
6,613	Ardelyx, Inc.*	34,718
1,538	Arena Pharmaceuticals, Inc.*	115,027
6,041	Arrowhead Pharmaceuticals, Inc.*	260,124
4,292	Atara Biotherapeutics, Inc.*	55,624
842	Atreca, Inc., Class A*	11,763
1,280	Biospecifics Technologies Corp.*	67,622
926	Bluebird Bio, Inc.*	49,958
4,360	Calithera Biosciences, Inc.*	15,042
1,371	Caredx, Inc.*	52,016
1,053	Catalyst Biosciences, Inc.*	4,528
5,557	Catalyst Pharmaceuticals, Inc.*	16,504
2,202	ChemoCentryx, Inc.*	120,670
10,291	Chimerix, Inc.*	25,625
3,561	Concert Pharmaceuticals, Inc.*	34,969
836	CRISPR Therapeutics AG*	69,923
992	Cytomx Therapeutics, Inc.*	6,597
1,169	Deciphera Pharmaceuticals, Inc.*	59,970
2,112	Denali Therapeutics, Inc.*	75,673
1,115	Eagle Pharmaceuticals, Inc.*	47,365
853	Editas Medicine, Inc.*	23,935

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,763	Emergent BioSolutions, Inc.*	$388,830
1,500	Enanta Pharmaceuticals, Inc.*	68,670
3,181	Fibrogen, Inc.*	130,803
2,224	Five Prime Therapeutics, Inc.*	10,453
2,188	G1 Therapeutics, Inc.*	25,271
1,199	Global Blood Therapeutics, Inc.*	66,113
1,738	Glycomimetics Industries*	5,336
1,300	Gritstone Oncology, Inc.*	3,445
1,570	Harpoon Therapeutics, Inc.*	26,674
2,205	Heron Therapeutics, Inc.*	32,678
774	Ideaya Biosciences, Inc.*	9,721
592	ImmuCell Corp.*^	3,215
2,155	Intellia Therapeutics, Inc.*^	42,841
9,256	Ironwood Pharmaceuticals, Inc.*	83,258
4,709	IVERIC Bio, Inc.*	26,559
3,800	Jounce Therapeutics, Inc.*	31,008
2,769	Kindred Biosciences, Inc.*	11,879
514	Kiniksa Pharmaceuticals, Ltd., Class A*	7,874
2,093	Kura Oncology, Inc.*	64,130
1,114	Ligand Pharmaceuticals, Inc., Class B*^	106,186
3,749	Macrogenics, Inc.*	94,437
424	Madrigal Pharmaceuticals, Inc.*	50,342
2,522	Magenta Therapeutics, Inc.*	17,150
900	MediciNova, Inc.*^	4,716
3,900	MEI Pharma, Inc.*	12,168
1,038	Mersana Therapeutics, Inc.*	19,328
1,300	Minerva Neurosciences, Inc.*^	4,134
514	Momenta Pharmaceuticals, Inc.*	26,975
5,691	Myriad Genetics, Inc.*	74,211
1,619	Neoleukin Therapeutics, Inc.*^	19,428
687	ObsEva SA*	1,704
26,516	OPKO Health, Inc.*^	97,844
14,857	PDL BioPharma, Inc.*	46,800
1,429	Pfenex, Inc.*^	18,220
704	Prevail Therapeutics, Inc.*	7,167
1,800	Protagonist Therapeutics, Inc.*	35,190
3,479	Prothena Corp. plc*	34,755
580	PTC Therapeutics, Inc.*	27,115
1,300	Recro Pharma, Inc.	2,730
1,548	REGENXBIO, Inc.*	42,601
1,434	Repligen Corp.*	211,572
3,247	Retrophin, Inc.*	59,940
1,106	Rhythm Pharmaceuticals, Inc.*	23,967
1,925	Rigel Pharmaceuticals, Inc.*	4,620
1,323	Rocket Pharmaceuticals, Inc.*	30,244
2,245	Sage Therapeutics, Inc.*	137,214
4,356	Sangamo Therapeutics, Inc.*	41,164
9,500	Spectrum Pharmaceuticals, Inc.*	38,760
924	Spero Therapeutics, Inc.*	10,312
1,000	Syndax Pharmaceuticals, Inc.*	14,760
905	Syros Pharmaceuticals, Inc.*	8,000
1,292	TCR2 Therapeutics, Inc.*	26,253
1,873	Translate Bio, Inc.*	25,492
1,692	Ultragenyx Pharmaceutical, Inc.*	139,065
2,176	United Therapeutics Corp.*	219,775
3,525	Vanda Pharmaceuticals, Inc.*	34,052
3,262	Vericel Corp.*	60,445
4,488	Viking Therapeutics, Inc.*^	26,120
1,685	Voyager Therapeutics, Inc.*	17,979
3,844	Xencor, Inc.*	149,109
		4,699,682
Building Products (2.2%):
5,242	AAON, Inc.	315,831
3,754	Advanced Drainage Systems, Inc.	234,400

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,833	American Woodmark Corp.*	$143,964
2,881	Apogee Enterprises, Inc.	61,567
3,226	Armstrong Flooring, Inc.*	11,130
3,236	Armstrong World Industries, Inc.	222,669
11,456	Builders FirstSource, Inc.*	373,695
3,446	Cornerstone Building Brands, Inc.*	27,499
815	Csw Industrials, Inc.	62,959
1,452	Gibraltar Industries, Inc.*	94,583
945	Griffon Corp.	18,465
2,794	Insteel Industries, Inc.	52,248
4,030	Jeld-Wen Holding, Inc.*	91,078
925	Masonite International Corp.*	91,020
509	Owens Corning	35,024
2,605	Patrick Industries, Inc.	149,840
7,162	PGT Innovations, Inc.*	125,478
3,536	Quanex Building Products Corp.	65,204
3,705	Resideo Technologies, Inc.*	40,755
4,297	Simpson Manufacturing Co., Inc.	417,496
7,498	Trex Co., Inc.*	536,856
2,113	UFP Industries, Inc.	119,406
		3,291,167
Capital Markets (2.4%):
3,660	Affiliated Managers Group, Inc.	250,271
4,154	Artisan Partners Asset Management, Inc., Class A	161,964
866	Assetmark Financial Holdings, Inc.*	18,827
20,760	BGC Partners, Inc., Class A	49,824
1,300	Blucora, Inc.*	12,246
5,851	Brightsphere Investment Group, Inc.	75,478
4,007	Cohen & Steers, Inc.	223,350
473	Diamond Hill Investment Group	59,749
2,638	Donnelley Financial Solutions, Inc.*	35,244
6,265	Eaton Vance Corp.	239,010
7,007	Federated Hermes, Inc., Class B	150,721
1,776	GAMCO Investors, Inc., Class A	20,548
3,795	Greenhill & Co., Inc.	43,073
1,753	Hamilton Lane, Inc.	113,226
211	Hennessy Advisors, Inc.	1,749
2,974	Houlihan Lokey, Inc.	175,615
4,569	Interactive Brokers Group, Inc., Class A	220,820
14,214	Janus Henderson Group plc	308,728
7,972	Lazard, Ltd., Class A	263,475
2,775	Manning & Napier, Inc.	11,849
4,442	Moelis & Co., Class A	156,092
1,741	Oppenheimer Holdings, Class A	38,859
771	Piper Jaffray Cos., Inc.	56,283
1,718	PJT Partners, Inc.	104,128
2,624	Pzena Investment Management, Inc.	14,065
3,824	Safeguard Scientifics, Inc.	20,956
1,619	Silvercrest Asset Management Group, Inc., Class A	16,935
5,350	Stifel Financial Corp.	270,496
2,101	StoneX Group, Inc.*	107,487
207	Value Line, Inc.	5,113
7,929	Virtu Financial, Inc., Class A	182,446
693	Virtus Investment Partners, Inc.	96,084
778	Waddell & Reed Financial, Inc., Class A	11,553
1,478	Westwood Holdings, Inc.	16,465
14,884	WisdomTree Investments, Inc.	47,629
		3,580,358
Chemicals (3.1%):
1,064	Advanced Emmissions Solutions	4,320
3,852	AdvanSix, Inc.*	49,614
1,429	Agrofresh Solutions, Inc.*	3,472

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,405	American Vanguard Corp.	$44,742
4,098	Ashland Global Holdings, Inc.	290,630
3,797	Avient Corp.	100,469
2,630	Axalta Coating Systems, Ltd.*	58,307
3,104	Balchem Corp.	303,044
4,362	Cabot Corp.	157,163
1,025	Chase Corp.	97,785
9,570	Chemours Co. (The)	200,109
1,403	Core Molding Technologies, Inc.*	12,431
18,384	Element Solutions, Inc.*	193,216
4,923	Ferro Corp.*	61,045
2,318	Flotek Industries, Inc.*^	6,282
4,677	Futurefuel Corp.	53,177
4,477	GCP Applied Technologies, Inc.*	93,793
5,221	H.B. Fuller Co.	239,017
1,335	Hawkins, Inc.	61,544
15,712	Huntsman Corp.	348,963
2,407	Ingevity Corp.*	119,002
2,580	Innospec, Inc.	163,366
1,447	Intrepid Potash, Inc.*	12,213
1,147	Koppers Holdings, Inc.*	23,984
3,713	Kraton Corp.*	66,166
6,883	Kronos Worldwide, Inc.	88,515
10,519	Livent Corp.*	94,355
4,373	LSB Industries, Inc.*	7,084
3,853	Minerals Technologies, Inc.	196,888
6,997	Mosaic Co. (The)	127,835
155	NewMarket Corp.	53,060
1,786	Northern Technologies International Corp.	14,824
11,486	Olin Corp.	142,197
8,061	PQ Group Holdings, Inc.*	82,706
5,893	Rayonier Advanced Materials, Inc.*	18,858
2,468	Sensient Technologies Corp.	142,502
2,235	Stepan Co.	243,615
3,421	Trecora Resources*	21,005
2,589	Tredegar Corp.	38,498
2,135	Trinseo SA	54,741
10,917	Tronox Holdings plc, Class A	85,917
12,811	Valvoline, Inc.	243,921
8,372	Venator Materials plc*	16,158
4,535	W.R. Grace & Co.	182,715
		4,619,248
Commercial Services & Supplies (2.7%):
6,854	ABM Industries, Inc.	251,268
11,413	ACCO Brands Corp.	66,195
675	Acme United Corp.	15,544
462	Advanced Disposal Services, Inc.*	13,966
1,580	AMREP Corp.*	8,848
4,950	Brady Corp., Class A	198,099
3,182	BrightView Holdings, Inc.*	36,275
4,155	Brink’s Co. (The)	170,729
4,545	Casella Waste Systems, Inc.*	253,838
5,965	CECO Environmental Corp.*	43,485
2,582	Cimpress plc*	194,063
5,239	Civeo Corp.*	3,537
2,332	Clean Harbors, Inc.*	130,662
325	CompX International, Inc.	4,859
15,089	Covanta Holding Corp.	116,940
1,356	Deluxe Corp.	34,890
2,494	Ennis, Inc.	43,495
3,351	Healthcare Services Group, Inc.	72,147
5,963	Herman Miller, Inc.	179,844
4,577	HNI Corp.	143,626
540	IAA, Inc.*	28,118
6,334	Interface, Inc.	38,764

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,764	KAR Auction Services, Inc.	$54,202
5,879	Kimball International, Inc., Class B	61,965
6,368	Knoll, Inc.	76,798
2,508	Matthews International Corp., Class A	56,079
2,466	McGrath Rentcorp	146,949
2,856	MSA Safety, Inc.	383,189
2,566	NL Industries, Inc.	10,906
2,198	Perma-Fix Environmental Services, Inc.*	15,496
3,566	PICO Holdings, Inc.*	31,951
12,465	Pitney Bowes, Inc.	66,189
5,379	Quad Graphics, Inc.	16,298
8,004	RR Donnelley & Sons Co.	11,686
1,749	SP Plus Corp.*	31,395
9,998	Steelcase, Inc., Class A	101,080
4,115	Team, Inc.*	22,633
3,865	Tetra Tech, Inc.	369,107
1,516	UniFirst Corp.	287,084
3,000	US Ecology, Inc.	98,010
3,364	Virco Manufacturing Co.*	7,233
1,477	Vse Corp.	45,255
		3,942,697
Communications Equipment (0.9%):
620	Acacia Communications, Inc.*	41,788
5,938	ADTRAN, Inc.	60,894
1,444	Applied Optoelectronics, Inc.*^	16,245
900	BK Technologies Corp.	2,628
4,095	CalAmp Corp.*	29,443
7,919	Calix, Inc.*	140,800
3,508	Casa Systems, Inc.*	14,137
980	Clearfield, Inc.*	19,767
3,616	ClearOne, Inc.*	8,281
1,300	CommScope Holding Co., Inc.*	11,700
316	Communications Systems, Inc.	1,210
1,983	Comtech Telecommunications Corp.	27,762
2,559	Digi International, Inc.*	39,997
3,591	EchoStar Corp., Class A*	89,380
6,028	EMCORE Corp.*	19,591
7,327	Harmonic, Inc.*	40,885
11,610	Infinera Corp.*	71,518
2,422	InterDigital, Inc.	138,199
3,225	KVH Industries, Inc.*	29,057
2,336	NETGEAR, Inc.*	71,996
6,225	NetScout Systems, Inc.*	135,892
2,391	Network-1 Technologies, Inc.	6,336
131	Optical Cable Corp.*	405
7,260	Ribbon Communications, Inc.*	28,096
3,617	ViaSat, Inc.*	124,389
14,754	Viavi Solutions, Inc.*	173,063
		1,343,459
Construction & Engineering (1.3%):
524	Aegion Corp.*	7,404
3,475	Ameresco, Inc., Class A*	116,065
3,991	Arcosa, Inc.	175,963
952	Argan, Inc.	39,898
4,298	Comfort Systems USA, Inc.	221,390
3,785	Dycom Industries, Inc.*	199,924
1,499	EMCOR Group, Inc.	101,497
4,300	Granite Construction, Inc.	75,723
4,498	Great Lakes Dredge & Dock Co.*	42,776
1,979	IES Holdings, Inc.*	62,873
2,864	MasTec, Inc.*	120,861
2,091	MYR Group, Inc.*	77,743
1,479	Northwest Pipe Co.*	39,134
1,180	NV5 Global, Inc.*	62,269

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,203	Orion Group Holdings, Inc.*	$14,308
1,563	Primoris Services Corp.	28,197
1,160	Quanta Services, Inc.	61,318
3,151	Sterling Construction Co., Inc.*	44,618
4,317	The Goldfield Corp.*	18,261
1,290	Tutor Perini Corp.*	14,358
2,118	Valmont Industries, Inc.	263,013
12,848	WillScot Mobile Mini Holdings Corp.*	214,305
		2,001,898
Construction Materials (0.2%):
1,180	Eagle Materials, Inc., Class A	101,857
1,261	Forterra, Inc.*	14,905
5,455	Summit Materials, Inc., Class A*	90,226
2,142	U.S. Concrete, Inc.*	62,204
720	U.S. Lime & Minerals, Inc.	64,872
		334,064
Consumer Finance (1.1%):
2,191	Atlanticus Holdings Corp.*	26,073
5,088	Consumer Portfolio Services, Inc.*	16,790
3,041	Curo Group Holdings Corp.	21,439
3,868	Encore Capital Group, Inc.*	149,266
4,461	Enova International, Inc.*	73,116
5,775	EZCORP, Inc., Class A*	29,048
4,341	Firstcash, Inc.	248,350
3,912	Green Dot Corp., Class A*	197,986
5,920	LendingClub Corp.*	27,883
14,462	Navient Corp.	122,204
2,147	Nelnet, Inc., Class A	129,357
1,556	Nicholas Financial, Inc.*	11,312
3,069	Onemain Holdings, Inc.	95,906
3,211	PRA Group, Inc.*	128,279
1,376	Regional Mgmt Corp.*	22,924
31,926	SLM Corp.	258,282
638	World Acceptance Corp.*^	67,341
		1,625,556
Containers & Packaging (0.5%):
16,926	Graphic Packaging Holding Co.	238,488
2,611	Greif, Inc., Class A	94,544
1,290	Greif, Inc., Class B	50,929
5,009	Myers Industries, Inc.	66,269
7,172	O-I Glass, Inc.	75,951
1,296	Sealed Air Corp.	50,298
4,885	Silgan Holdings, Inc.	179,622
1,332	UFP Technologies, Inc.*	55,171
		811,272
Distributors (0.1%):
12	AMCON Distributing Co.	775
4,391	Core Markt Holdngs Co., Inc.	127,032
1,626	Educational Development Corp.	27,268
1,655	Weyco Group, Inc.	26,761
		181,836
Diversified Consumer Services (1.1%):
4,170	Adtalem Global Education, Inc.*	102,332
2,153	American Public Education, Inc.*	60,693
2,338	Carriage Services, Inc.	52,161
1,667	Collectors Universe, Inc.	82,500
5,801	Frontdoor, Inc.*	225,717
318	Graham Holdings Co., Class B	128,507
3,138	Grand Canyon Education, Inc.*	250,851
14,560	H&R Block, Inc.	237,182
11,941	Houghton Mifflin Harcourt Co.*	20,658
3,468	K12, Inc.*	91,347
3,822	Laureate Education, Inc.*	50,756
7,486	Perdoceo Education Corp.*	91,629
2,561	Regis Corp.*	15,725

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
1,303	ServiceMaster Global Holdings, Inc.*	$51,964
1,432	Strategic Education, Inc.	130,985
5,156	Universal Technical Institute, Inc.*	26,192
2,647	WW International, Inc.*	49,949
3,362	Zovio, Inc.*	13,448
		1,682,596
Diversified Financial Services (0.2%):
3,167	Cannae Holdings, Inc.*	118,002
8,851	Jefferies Financial Group, Inc.	159,318
1,617	Marlin Business Services, Inc.	11,400
3,296	On Deck Capital, Inc.*	5,274
		293,994
Diversified Telecommunication Services (0.8%):
1,146	Anterix, Inc.*	37,486
1,599	ATN International, Inc.	80,174
8,538	Cincinnati Bell, Inc.*	128,070
4,651	Cogent Communications Holdings, Inc.	279,293
5,491	Consolidated Communications Holdings, Inc.*	31,244
4,115	IDT Corp.*	27,077
13,452	Iridium Communications, Inc.*	344,101
8,713	Orbcomm, Inc.*	29,624
16,913	Vonage Holdings Corp.*	173,020
		1,130,089
Electric Utilities (0.8%):
3,264	ALLETE, Inc.	168,879
3,043	Genie Energy, Ltd., Class B	24,344
5,125	Hawaiian Electric Industries, Inc.	170,355
496	IDACORP, Inc.	39,630
3,454	MGE Energy, Inc.	216,428
3,794	Otter Tail Corp.	137,229
6,951	PNM Resources, Inc.	287,285
2,371	Portland General Electric Co.	84,171
2,565	Spark Energy, Inc.	21,341
		1,149,662
Electrical Equipment (1.4%):
1,042	Acuity Brands, Inc.	106,649
1,259	Allied Motion Technologies, Inc.	51,972
3,364	American Superconductor Corp.*	48,711
634	Atkore International Group, Inc.*	14,411
2,918	AZZ, Inc.	99,562
1,427	Encore Wire Corp.	66,241
4,405	EnerSys	295,664
1,275	Enphase Energy, Inc.*	105,302
411	Espey Manufacturing & Electronics Corp.	7,808
727	Generac Holdings, Inc.*	140,776
13,581	GrafTech International, Ltd.	92,894
4,534	LSI Industries, Inc.	30,605
11,293	nVent Electric plc	199,773
569	Powell Industries, Inc.	13,730
864	Preformed Line Products Co.	42,094
3,194	Regal-Beloit Corp.	299,820
75	Servotronics, Inc.*	584
3,134	Sunrun, Inc.*	241,537
2,714	Thermon Group Holdings, Inc.*	30,478
3,104	Ultralife Corp.*	18,314
1,934	Vicor Corp.*	150,330
1,545	Vivint Solar, Inc.*	65,431
		2,122,686
Electronic Equipment, Instruments & Components (2.7%):
2,011	ADDvantage Technologies Group, Inc.*	3,861

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,544	Arlo Technologies, Inc.*	$34,421
307	Arrow Electronics, Inc.*	24,149
4,301	Avnet, Inc.	111,138
2,963	Badger Meter, Inc.	193,691
254	Bel Fuse, Inc., Class A	2,832
1,595	Bel Fuse, Inc., Class B	17,035
3,457	Belden, Inc.	107,582
896	Benchmark Electronics, Inc.	18,054
1,548	Coherent, Inc.*	171,720
1,611	CTS Corp.	35,490
6,442	Daktronics, Inc.	25,510
1,365	Data I/O Corp.*	4,341
200	ePlus, Inc.*	14,640
2,934	Fabrinet*	184,930
1,553	FARO Technologies, Inc.*	94,702
5,586	Fitbit, Inc., Class A*	38,879
2,839	Flex, Ltd.*	31,626
640	Frequency Electronics, Inc.*	6,470
646	IEC Electronics Corp.*	5,588
2,502	Insight Enterprises, Inc.*	141,563
3,899	Itron, Inc.*	236,825
3,661	Jabil, Inc.	125,426
2,556	Kimball Electronics, Inc.*	29,547
6,754	Knowles Corp.*	100,635
1,566	Littlelfuse, Inc.	277,714
4,193	Methode Electronics, Inc., Class A	119,501
2,201	MTS Systems Corp.	42,061
2,608	Napco Security Technologies, Inc.*	61,288
700	National Instruments Corp.	24,990
3,067	Novanta, Inc.*	323,078
2,208	OSI Systems, Inc.*	171,363
1,564	PAR Technology Corp.*^	63,358
1,667	PC Connection, Inc.	68,447
1,875	Perceptron, Inc.*	12,750
2,944	Plexus Corp.*	207,935
1,727	RF Industries, Ltd.	7,668
1,262	Rogers Corp.*	123,752
7,484	Sanmina Corp.*	202,442
1,880	ScanSource, Inc.*	37,280
1,724	SYNNEX Corp.	241,463
7,788	TTM Technologies, Inc.*	88,861
9,022	Vishay Intertechnology, Inc.	140,473
999	Vishay Precision Group, Inc.*	25,295
989	Wayside Technology Group, Inc.	22,796
3,952	Wireless Telecom Group, Inc.*	5,454
		4,028,624
Energy Equipment & Services (0.5%):
7,188	Archrock, Inc.	38,671
3,231	Aspen Aerogels, Inc.*	35,379
1,279	Bristow Group, Inc.*	27,179
2,978	Cactus, Inc., Class A	57,149
3,788	ChampionX Corp.*	30,266
3,563	Core Laboratories NV	54,372
1,457	Dawson Geophysical Co.*	2,564
2,539	Dril-Quip, Inc.*	62,867
4,307	Exterran Corp.*	17,917
16,167	Frank’s International NV*	24,897
1,260	Geospace Technologies Corp.*	7,787
2,641	Gulf Island Fabrication, Inc.*	8,266
7,520	Helix Energy Solutions Group, Inc.*	18,123
5,207	Helmerich & Payne, Inc.	76,284
749	Ion Geophysical*^	1,124
531	KLX Energy Services Holdings, Inc.*^	2,204
557	Liberty Oilfield Services, Inc., Class A	4,450
595	Mammoth Energy Services, Inc.*	952

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
3,068	Matrix Service Co.*	$25,618
494	Nabors Industries, Ltd.*^	12,073
3,419	National Oilwell Varco, Inc.	30,976
2,316	Natural Gas Services Group*	19,570
11,883	Newpark Resources, Inc.*	12,477
6,877	NexTier Oilfield Solutions, Inc.*	12,722
6,841	Oceaneering International, Inc.*	24,080
3,039	Oil States International, Inc.*	8,296
9,819	Patterson-UTI Energy, Inc.	27,984
2,252	Propetro Holding Corp.*	9,143
8,632	RPC, Inc.*	22,788
1,503	SEACOR Holdings, Inc.*	43,707
1,598	SEACOR Marine Holdings, Inc.*	3,244
1,229	Select Energy Services, Inc.*	4,719
1,537	Solaris Oilfield Infrastructure, Inc.	9,745
5,480	TETRA Technologies, Inc.*	2,799
1,075	Tidewater, Inc.*	7,213
20,620	Transocean, Ltd.*^	16,638
5,730	U.S. Silica Holdings, Inc.	17,190
		781,433
Entertainment (0.2%):
2,527	Ballantyne Strong, Inc.*	3,942
4,904	Cinemark Holdings, Inc.^	49,040
2,242	Eros STX Global Corp.*^	4,955
4,000	Glu Mobile, Inc.*	30,700
2,533	Imax Corp.*	30,295
783	Liberty Braves Group, Class A*	16,349
2,677	Liberty Braves Group, Class C*	56,244
7,207	Lions Gate Entertainment Corp., Class A*	68,323
7,603	Lions Gate Entertainment Corp., Class B*	66,298
870	Marcus Corp.	6,725
2,715	Reading International, Inc., Class A*	8,742
951	World Wrestling Entertainment, Inc., Class A	38,487
		380,100
Equity Real Estate Investment Trusts (0.1%):
2,194	Brookfield Renewable Corp., Class A	128,568
Food & Staples Retailing (0.9%):
8,214	BJ’s Wholesale Club Holdings, Inc.*	341,292
1,910	Ingles Markets, Inc., Class A	72,656
4,259	Natural Grocers by Vitamin Cottage, Inc.	41,994
4,226	Performance Food Group Co.*	146,304
2,982	PriceSmart, Inc.	198,154
305	Rite Aid Corp.*^	2,894
2,176	SpartanNash Co.	35,578
6,074	Sprouts Farmers Market, Inc.*	127,129
2,872	The Andersons, Inc.	55,056
2,406	The Chefs’ Warehouse, Inc.*	34,983
3,444	United Natural Foods, Inc.*	51,212
2,675	US Foods Holding Corp.*	59,439
1,832	Village Super Market, Inc., Class A	45,086
2,676	Weis Markets, Inc.	128,448
		1,340,225
Food Products (2.0%):
444	Alico, Inc.	12,707
6,157	B&G Foods, Inc.^	170,980
1,945	Calavo Growers, Inc.	128,895
3,264	Cal-Maine Foods, Inc.*	125,240
1,318	Coffee Holding Co., Inc.*	4,587
12,764	Darling Ingredients, Inc.*	459,886
2,411	Farmer Brothers Co.*	10,657
3,522	Flowers Foods, Inc.	85,690

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,300	Fresh Del Monte Produce, Inc.	$52,716
942	Freshpet, Inc.*	105,174
7,073	Hain Celestial Group, Inc. (The)*	242,604
6,361	Hostess Brands, Inc.*	78,431
1,810	J & J Snack Foods Corp.	236,006
760	John B Sanfilippo And Son, Inc.	57,289
1,919	Lancaster Colony Corp.	343,116
2,754	Landec Corp.*	26,769
2,175	Limoneira Co.	31,103
1,220	Rocky Mountain Chocolate Factory, Inc.	3,270
1,518	Sanderson Farms, Inc.	179,078
46	Seaboard Corp.	130,488
927	Seneca Foods Corp., Class A*	33,122
12	Seneca Foods Corp., Class B*	427
6,525	Simply Good Foods Co. (The)*	143,876
2,865	Tootsie Roll Industries, Inc.^	88,529
3,835	TreeHouse Foods, Inc.*	155,433
		2,906,073
Gas Utilities (0.8%):
1,504	Chesapeake Utilities Corp.	126,787
4,265	National Fuel Gas Co.	173,116
5,705	New Jersey Resources Corp.	154,149
2,636	Northwest Natural Holding Co.	119,648
2,605	ONE Gas, Inc.	179,771
873	RGC Resources, Inc.	20,472
6,748	South Jersey Industries, Inc.	130,034
2,172	Southwest Gas Holdings, Inc.	137,053
3,801	Spire, Inc.	202,214
		1,243,244
Health Care Equipment & Supplies (3.0%):
6,691	Accuray, Inc.*	16,058
5,021	AngioDynamics, Inc.*	60,553
1,309	Anika Therapeutics, Inc.*	46,326
1,831	AtriCure, Inc.*	73,057
228	Atrion Corp.	142,728
3,336	Avanos Medical, Inc.*	110,822
2,841	Axogen, Inc.*	33,041
2,578	Cantel Medical Corp.	113,277
572	Cardiovascular Systems, Inc.*	22,508
1,804	CONMED Corp.	141,921
2,635	CryoLife, Inc.*	48,668
1,118	Elctromed, Inc.*	11,638
4,664	Envista Holdings Corp.*	115,108
427	Fonar Corp.*	8,916
431	Globus Medical, Inc., Class A*	21,343
987	Haemonetics Corp.*	86,116
608	Heska Corp.*	60,064
1,373	ICU Medical, Inc.*	250,929
1,629	Inogen, Inc.*	47,241
2,580	Integer Holdings Corp.*	152,246
5,248	Integra LifeSciences Holdings Corp.*	247,811
199	IntriCon Corp.*	2,424
4,509	Invacare Corp.	33,908
850	iRadimed Corp.*	18,173
2,006	IRIDEX Corp.*	3,932
249	Kewaunee Scientific CP*	2,226
4,878	Lantheus Holdings, Inc.*	61,804
2,690	LeMaitre Vascular, Inc.	87,506
3,540	LivaNova plc*	160,043
6,577	Meridian Bioscience, Inc.*	111,677
5,338	Merit Medical Systems, Inc.*	232,203
2,701	Natus Medical, Inc.*	46,268
3,332	Neogen Corp.*	260,728
4,707	NuVasive, Inc.*	228,619
6,333	OraSure Technologies, Inc.*	77,073

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,199	Orthofix Medical, Inc.*	$37,337
574	Orthopediatrics Corp.*^	26,358
2,378	Oxford Immunotec Global plc*	27,823
2,819	Quidel Corp.*	618,431
2,363	SeaSpine Holdings Corp.*	33,791
700	SI-BONE, Inc.*	16,604
2,000	Sientra, Inc.*	6,800
1,248	STAAR Surgical Co.*	70,587
10,930	Surgalign Holdings, Inc.*	19,783
950	Surmodics, Inc.*	36,965
923	Tactile Systems Technology, Inc.*	33,773
554	Utah Medical Products, Inc.	44,248
2,566	Varex Imaging Corp.*	32,640
8,600	ViewRay, Inc.*	30,100
7,300	Wright Medical Group NV*	222,942
		4,395,137
Health Care Providers & Services (2.9%):
6,333	Acadia Healthcare Co., Inc.*	186,697
1,084	Addus HomeCare Corp.*	102,449
1,936	Amedisys, Inc.*	457,729
1,150	American Renal Associates Holdings, Inc.*	7,935
5,017	AMN Healthcare Services, Inc.*	293,294
3,573	BioTelemetry, Inc.*	162,857
12,012	Brookdale Senior Living, Inc.*	30,510
10,972	Community Health Systems, Inc.*	46,302
1,727	CorVel Corp.*	147,538
4,621	Covetrus, Inc.*	112,752
2,958	Cross Country Healthcare, Inc.*	19,197
5,353	Ensign Group, Inc. (The)	305,443
190	Five Star Senior Living, Inc.*	963
1,259	Hanger, Inc.*	19,917
3,529	InfuSystems Holdings, Inc.*	45,242
1,543	Joint Corp. (The)*	26,833
1,511	LHC Group, Inc.*	321,179
1,752	Magellan Health, Inc.*	132,767
6,017	MEDNAX, Inc.*	97,957
1,187	National Healthcare Corp.	73,962
2,297	National Research Corp.	113,035
1,536	Option Care Health, Inc.*	20,536
7,794	Owens & Minor, Inc.	195,707
7,060	Patterson Cos., Inc.	170,181
1,995	Petiq, Inc.*	65,675
4,815	Premier, Inc., Class A	158,076
1,177	Providence Service Corp.*	109,355
1,080	Psychemedics Corp.	4,763
7,682	R1 RCM, Inc.*	131,746
5,677	RadNet, Inc.*	87,142
12,909	Select Medical Holdings Corp.*	268,765
1,331	Surgery Partners, Inc.*	29,149
7,377	Tenet Healthcare Corp.*	180,810
1,837	The Pennant Group, Inc.*	70,835
2,495	Triple-S Management Corp., Class B*	44,586
1,399	U.S. Physical Therapy, Inc.	121,545
		4,363,429
Health Care Technology (0.7%):
13,105	Allscripts Healthcare Solutions, Inc.*	106,675
3,434	Castlight Health, Inc., Class B*	3,880
1,388	Computer Programs & Systems, Inc.	38,323
4,068	Evolent Health, Inc., Class A*	50,484
2,627	HealthStream, Inc.*	52,724
5,891	HMS Holdings Corp.*	141,089
5,093	Inovalon Holdings, Inc., Class A*	134,710
4,954	NextGen Healthcare, Inc.*	63,114
3,050	Omnicell, Inc.*	227,713

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
2,026	Simulations Plus, Inc.	$152,679
2,241	Vocera Communications, Inc.*	65,168
		1,036,559
Hotels, Restaurants & Leisure (2.9%):
1,724	BBQ Holdings, Inc.*	5,706
3	Biglari Holdings, Inc., Class A*	1,463
168	Biglari Holdings, Inc., Class B*	14,954
2,915	BJ’s Restaurants, Inc.	85,818
9,405	Bloomin’ Brands, Inc.	143,614
950	Bluegreen Vacations Holding Corp.*	12,721
2,784	Brinker International, Inc.	118,932
4,497	Carrols Restaurant Group, Inc.*	29,006
5,129	Cheesecake Factory, Inc. (The)^	142,278
2,165	Choice Hotels International, Inc.	186,103
706	Churchill Downs, Inc.	115,657
2,299	Chuy’s Holdings, Inc.*	45,014
1,626	Cracker Barrel Old Country Store, Inc.	186,437
3,275	Dave & Buster’s Entertainment, Inc.^	49,649
2,980	Del Taco Restaurants, Inc.*	24,436
5,460	Denny’s Corp.*	54,600
296	Dine Brands Global, Inc.	16,159
3,712	Dover Motorsports, Inc.	5,234
2,394	El Pollo Loco Holdings, Inc.*	38,783
9,422	Extended Stay America, Inc.	112,593
4,357	Fiesta Restaurant Group, Inc.*	40,825
378	Flanigan’s Enterprises, Inc.	6,744
4,318	Hilton Grand Vacations, Inc.*	90,592
4,444	International Game Technology plc	49,462
2,200	Jack in the Box, Inc.	174,482
2,108	Lindblad Expeditions Holdings, Inc.*	17,939
5,413	Luby’s, Inc.*	15,481
3,017	Marriott Vacations Worldwide Corp.	273,974
597	Nathans Famous, Inc.	30,596
1,669	Noodles & Co.*	11,466
3,186	Papa John’s International, Inc.	262,144
4,883	Penn National Gaming, Inc.*	354,995
1,446	Playa Hotels & Resorts NV*	6,059
1,540	Playags, Inc.*	5,452
3,185	Potbelly Corp.*^	12,071
3,634	Red Lion Hotels Corp.*	7,813
1,368	Red Robin Gourmet Burgers*	18,003
662	Red Rock Resorts, Inc.	11,320
4,652	Ruth’s Hospitality Group, Inc.	51,451
3,369	Scientific Games Corp., Class A*	117,612
3,059	SeaWorld Entertainment, Inc.*	60,323
2,320	Shake Shack, Inc., Class A*^	149,594
3,391	Six Flags Entertainment Corp.	68,837
4,645	Texas Roadhouse, Inc., Class A	282,370
10,098	Wendy’s Co. (The)	225,135
2,153	Wingstop, Inc.	294,207
5,923	Wyndham Destinations, Inc.	182,191
2,364	Wyndham Hotels & Resorts, Inc.	119,382
		4,329,677
Household Durables (3.2%):
608	Bassett Furniture Industries, Inc.	8,317
771	Cavco Industries, Inc.*	139,019
2,344	Century Communities, Inc.*	99,222
3,024	Dixie Group, Inc. (The)*	2,719
2,958	Ethan Allen Interiors, Inc.	40,051
820	Flexsteel Industries, Inc.	19,680
2,516	Helen of Troy, Ltd.*	486,896
670	Hooker Furniture Corp.	17,306
2,732	Installed Building Products, Inc.*	277,981
2,972	iRobot Corp.*^	225,575
7,925	KB Home	304,241

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,138	Koss Corp.*	$2,424
5,387	La-Z-Boy, Inc.	170,391
4,080	Leggett & Platt, Inc.	167,974
1,324	LGI Homes, Inc.*	153,809
2,522	Lifetime Brands, Inc.	23,833
4,157	M/I Homes, Inc.*	191,430
6,309	MDC Holdings, Inc.	297,154
6,186	Meritage Homes Corp.*	682,872
723	P & F Industries, Inc., Class A	3,131
2,534	Purple Innovation, Inc.*	62,995
3,692	Skyline Champion Corp.*	98,835
4,300	Sonos, Inc.*	65,274
9,383	Taylor Morrison Home Corp., Class A*	230,728
2,725	Tempur Sealy International, Inc.*	243,043
2,542	Toll Brothers, Inc.	123,694
2,041	TopBuild Corp.*	348,377
9,280	TRI Pointe Group, Inc.*	168,339
4,563	Tupperware Brands Corp.*	91,990
1,460	Universal Electronics, Inc.*	55,100
4,044	Zagg, Inc.*^	11,323
		4,813,723
Household Products (0.5%):
1,115	Central Garden & Pet Co.*	44,522
3,036	Central Garden & Pet Co., Class A*	109,721
4,718	Energizer Holdings, Inc.	184,663
1,767	Ocean Bio-Chem, Inc.	25,321
940	Oil-Dri Corp of America	33,624
1,701	Spectrum Brands Holdings, Inc.	97,229
1,285	WD-40 Co.	243,263
		738,343
Independent Power and Renewable Electricity Producers (0.5%):
10,080	Atlantic Power Corp.*	19,757
4,220	Atlantica Sustainable Infrastructure plc	120,734
2,215	Clearway Energy, Inc., Class A	54,711
5,480	Clearway Energy, Inc., Class C	147,741
5,208	Ormat Technologies, Inc.	307,844
909	Sunnova Energy International, Inc.*	27,643
		678,430
Industrial Conglomerates (0.1%):
3,840	Raven Industries, Inc.	82,637
Insurance (3.4%):
2,802	AMBAC Financial Group, Inc.*	35,782
7,081	American Equity Investment Life Holding Co.	155,711
1,583	American National Group , Inc.	106,900
2,529	Amerisafe, Inc.	145,063
2,482	Argo Group International Holdings, Ltd.	85,455
6,296	Assured Guaranty, Ltd.	135,238
2,314	Axis Capital Holdings, Ltd.	101,909
4,835	Brighthouse Financial, Inc.*	130,110
5,374	Citizens, Inc.*^	29,772
3,445	Crawford & Co.	22,186
4,636	Crawford & Co., Class A	30,319
2,691	Donegal Group, Inc., Class A	37,862
2,004	eHealth, Inc.*	158,316
2,020	Employers Holdings, Inc.	61,105
1,225	Enstar Group, Ltd.*	197,837
2,039	FBL Financial Group, Inc., Class A	98,280
2,111	FedNat Holding Co.	13,342
10,826	Genworth Financial, Inc., Class A*	36,267

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,050	Global Indemnity Group LLC, Class A	$21,830
894	Goosehead Insurance, Inc.	77,411
3,055	Greenlight Capital Re, Ltd.*	20,560
1,752	Hallmark Financial Services, Inc.*	4,590
2,024	Hanover Insurance Group, Inc. (The)	188,596
1,170	HCI Group, Inc.	57,669
1,369	Heritage Insurance Holdings, Inc.	13,854
3,468	Horace Mann Educators Corp.	115,831
1,651	Independence Holding Co.	62,259
253	Investors Title Co.	32,905
1,943	James River Group Holdings	86,522
2,661	Kemper Corp.	177,835
1,473	Kingstone Co., Inc.	8,676
1,784	Kinsale Capital Group, Inc.	339,282
12,677	Maiden Holdings, Ltd.*	15,466
4,187	Mercury General Corp.	173,216
7,678	National General Holdings Corp.	259,133
198	National Western Life Group, Inc., Class A	36,188
929	NI Holdings, Inc.*	15,691
6,495	Old Republic International Corp.	95,736
1,353	Primerica, Inc.	153,078
4,148	ProAssurance Corp.	64,875
180	Protective Insurance Corp.	2,574
3,350	RLI Corp.	280,497
1,234	Safety Insurance Group, Inc.	85,257
4,516	Selective Insurance Group, Inc.	232,529
3,755	State Auto Financial Corp.	51,669
2,715	Stewart Information Services Corp.	118,727
204	The National Security Group, Inc.	2,348
6,247	Third Point Reinsurance, Ltd.*	43,417
2,849	Tiptree, Inc., Class A	14,103
587	Trupanion, Inc.*	46,314
2,000	United Fire Group, Inc.	40,640
4,002	United Insurance Holdings Co.	24,252
2,274	Universal Insurance Holdings, Inc.	31,472
12,895	Unum Group	217,023
244	White Mountains Insurance Group, Ltd.	190,075
		4,983,554
Interactive Media & Services (0.4%):
5,278	Cargurus, Inc.*	114,163
3,666	Cars.com, Inc.*	29,621
6,181	DHI Group, Inc.*	13,969
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	13,574
4,193	QuinStreet, Inc.*	66,417
2,073	Travelzoo, Inc.*	13,329
7,741	TripAdvisor, Inc.	151,646
11,137	TrueCar, Inc.*	55,685
3,909	Yelp, Inc.*	78,532
1,473	Zedge, Inc., Class B*	2,151
		539,087
Internet & Direct Marketing Retail (0.8%):
4,886	1-800 Flowers.com, Inc., Class A*	121,857
576	Groupon, Inc.*	11,750
3,052	Grubhub, Inc.*	220,751
1,300	Lands’ End, Inc.*	16,939
3,938	Leaf Group, Ltd.*	19,769
3,018	Liquidity Services, Inc.*	22,514
1,834	Magnite, Inc.*	12,737
3,081	PetMed Express, Inc.^	97,421
5,840	Quotient Technology, Inc.*	43,099
16,641	Qurate Retail, Inc., Class A	119,482
3,532	Shutterstock, Inc.	183,805

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,086	Stamps.com, Inc.*	$261,673
		1,131,797
IT Services (2.7%):
1,437	Alliance Data Systems Corp.	60,325
1,700	Brightcove, Inc.*	17,408
592	CACI International, Inc., Class A*	126,191
4,472	Cardtronics plc*	88,546
1,474	Cass Information Systems, Inc.	59,314
11,403	Conduent, Inc.*	36,262
4,532	CoreLogic, Inc.	306,680
3,532	CSG Systems International, Inc.	144,635
758	CSP, Inc.	6,542
8,470	DXC Technology Co.	151,190
4,290	Endurance International Group Holdings, Inc.*	24,625
922	Euronet Worldwide, Inc.*	83,994
4,623	Evertec, Inc.	160,464
2,000	Evo Payments, Inc.*	49,700
3,066	Exlservice Holdings, Inc.*	202,264
1,053	Greensky, Inc.*	4,675
4,964	GTT Communications, Inc.*^	25,614
4,599	Hackett Group, Inc. (The)	51,417
439	I3 Verticals, Inc.*	11,085
11,668	KBR, Inc.	260,896
10,373	Limelight Networks, Inc.*	59,748
4,958	LiveRamp Holdings, Inc.*	256,676
2,106	ManTech International Corp., Class A	145,061
2,575	Maximus, Inc.	176,156
7,514	NIC, Inc.	148,026
862	Paysign, Inc.*^	4,896
3,115	Perficient, Inc.*	133,135
9,346	Perspecta, Inc.	181,780
3,168	PFSweb, Inc.*	21,194
5,763	Sabre Corp.	37,517
1,072	Science Applications International Corp.	84,066
8,429	Servicesource International, Inc.*	12,391
1,555	StarTek, Inc.*	8,164
4,816	Switch, Inc., Class A	75,178
4,608	Sykes Enterprises, Inc.*	157,640
6,624	Teradata Corp.*	150,365
4,768	TTEC Holdings, Inc.	260,094
7,332	Unisys Corp.*	78,232
3,544	Verra Mobility Corp.*	34,235
3,309	Virtusa Corp.*	162,670
		4,059,051
Leisure Products (1.0%):
5,053	Acushnet Holdings Corp.	169,831
2,004	American Outdoor Brands, Inc.*	26,112
1,875	Brunswick Corp.	110,456
6,323	Callaway Golf Co.	121,022
1,402	Escalade, Inc.	25,643
723	Johnson Outdoors, Inc., Class A	59,206
1,830	Malibu Boats, Inc.*	90,695
2,419	Marine Products Corp.	37,833
850	Mastercraft Boat Holdings, Inc.*	14,867
15,270	Mattel, Inc.*	178,659
4,982	Nautilus Group, Inc.*	85,491
743	Polaris, Inc.	70,095
8,017	Smith & Wesson Brands, Inc.	124,424
7,141	Vista Outdoor, Inc.*	144,105
3,612	YETI Holdings, Inc.*	163,696
		1,422,135

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.5%):
2,434	Codexis, Inc.*	$28,575
7,407	Enzo Biochem, Inc.*	15,629
4,548	Fluidigm Corp.*	33,792
7,018	Harvard Bioscience, Inc.*	21,124
4,475	Luminex Corp.	117,469
1,865	Medpace Holdings, Inc.*	208,414
7,114	Neogenomics, Inc.*	262,434
323	Syneos Health, Inc.*	17,171
		704,608
Machinery (5.5%):
5,140	AGCO Corp.	381,747
1,154	Alamo Group, Inc.	124,667
3,091	Albany International Corp., Class A	153,035
8,019	Allison Transmission Holdings, Inc.	281,787
1,735	Altra Industrial Motion Corp.	64,143
806	Art’s-Way Manufacturing Co.*	1,862
2,041	Astec Industries, Inc.	110,724
5,224	Barnes Group, Inc.	186,706
2,530	Blue Bird Corp.*	30,765
2,762	Chart Industries, Inc.*	194,086
1,959	CIRCOR International, Inc.*	53,579
8,051	Colfax Corp.*	252,479
2,372	Columbus McKinnon Corp.	78,513
5,525	Commercial Vehicle Group, Inc.*	36,078
1,486	Crane Co.	74,493
1,676	DMC Global, Inc.	55,207
2,578	Douglas Dynamics, Inc.	88,168
500	Eastern Co. (The)	9,760
1,418	Energy Recovery, Inc.*	11,628
6,598	Enerpac Tool Group Corp.*	124,108
1,516	EnPro Industries, Inc.	85,518
1,803	ESCO Technologies, Inc.	145,250
4,291	Evoqua Water Technologies Co.*	91,055
6,275	Federal Signal Corp.	183,544
4,486	Flowserve Corp.	122,423
4,718	Franklin Electric Co., Inc.	277,560
2,281	FreightCar America, Inc.*	5,201
11,753	Gates Industrial Corp. plc*	130,693
1,765	Gencor Industries, Inc.*	19,468
2,837	Gorman-Rupp Co. (The)	83,578
459	Graham Corp.	5,861
7,484	Harsco Corp.*	104,102
3,615	Helios Technologies, Inc.	131,586
785	Hurco Cos, Inc.	22,294
1,014	Hyster-Yale Materials Handling, Inc., Class A	37,670
450	ITT, Inc.	26,573
3,043	John Bean Technologies Corp.	279,621
288	Kadant, Inc.	31,571
8,593	Kennametal, Inc.	248,681
1,529	L.B. Foster Co., Class A*	20,519
642	Lincoln Electric Holdings, Inc.	59,090
755	Lindsay Corp.	72,993
829	Lydall, Inc.*	13,712
3,228	Manitex International, Inc.*	13,461
2,653	Manitowoc Co., Inc. (The)*	22,312
8,377	Meritor, Inc.*	175,414
770	Middleby Corp. (The)*	69,077
728	Miller Industries, Inc.	22,255
5,894	Mueller Industries, Inc.	159,492
17,801	Mueller Water Products, Inc., Class A	184,952
5,988	Navistar International Corp.*	260,718
3,562	NN, Inc.*	18,380
738	Omega Flex, Inc.	115,659
148	Oshkosh Corp.	10,878
2,028	Park-Ohio Holdings Corp.	32,590

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,756	Proto Labs, Inc.*	$227,402
1,956	RBC Bearings, Inc.*	237,087
3,472	REV Group, Inc.	27,394
12,280	Rexnord Corp.	366,434
2,848	Shyft Group, Inc. (The)	53,770
1,692	SPX Corp.*	78,475
1,560	SPX FLOW, Inc.*	66,799
1,636	Standex International Corp.	96,851
466	Taylor Devices, Inc.*	4,250
1,866	Tennant Co.	112,632
7,642	Terex Corp.	147,949
800	The Exone Co.*^	9,776
3,586	The Greenbrier Cos., Inc.	105,428
5,130	Timken Co.	278,149
7,930	Titan International, Inc.	22,918
5,270	TriMas Corp.*	120,156
8,103	Trinity Industries, Inc.	158,009
1,747	Twin Disc, Inc.*	8,840
4,530	Wabash National Corp.	54,179
2,689	Watts Water Technologies, Inc., Class A	269,303
16,047	Welbilt, Inc.*	98,850
1,156	Woodward, Inc.	92,665
		8,234,602
Marine (0.2%):
7,920	Costamare, Inc.	48,075
4,337	Genco Shipping & Trading, Ltd.	29,925
2,241	Kirby Corp.*	81,057
4,582	Matson, Inc.	183,693
315	Scorpio Bulkers, Inc.	4,460
		347,210
Media (1.0%):
3,904	A.H. Belo Corp., Class A	5,505
3,021	AMC Networks, Inc., Class A*	74,649
478	Beasley Broadcast Group, Inc., Class A	593
1,782	Boston Omaha Corp.*	28,512
23,234	Central Eurpoean Media Enterprises*	97,350
7,836	comScore, Inc.*	15,985
144	Daily Journal Corp.*^	34,848
6,258	E.W. Scripps Co. (The), Class A	71,592
3,323	Emerald Holding, Inc.	6,779
6,123	Entercom Communications Corp.	9,858
11,865	Entravision Communications Corp., Class A	18,035
5,880	Gannett Co, Inc.*	7,644
7,594	Gray Television, Inc.*	104,569
2,892	Hemisphere Media Group*	25,131
4,052	John Wiley & Sons, Inc., Class A	128,488
3,964	Liberty Latin America, Ltd.*	32,703
12,787	Liberty Latin America, Ltd., Class C*	104,087
500	Loral Space & Communications Inc.	9,150
6,655	Marchex, Inc., Class B*	14,109
4,388	Meredith Corp.	57,571
3,571	MSG Networks, Inc., Class A*	34,174
10,941	National CineMedia, Inc.	29,705
1,690	New York Times Co. (The), Class A	72,315
2,788	Nexstar Media Group, Inc., Class A	250,724
1,732	Scholastic Corp.	36,355
2,708	TechTarget, Inc.*	119,044
10,206	Tegna, Inc.	119,921
2,169	Tribune Publishing Co.	25,291
		1,534,687
Metals & Mining (1.1%):
8,016	Alcoa Corp.*	93,226

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
7,802	Allegheny Technologies, Inc.*	$68,033
2,124	Ampco-Pittsburgh Corp.*	6,988
5,867	Carpenter Technology Corp.	106,545
3,100	Century Aluminum Co.*	22,072
16,167	Coeur Mining, Inc.*	119,312
12,903	Commercial Metals Co.	257,802
3,500	Compass Minerals International, Inc.	207,725
13,641	Ferroglobe plc*	9,126
13,641	Ferroglobe Unit*(a)	–
1,805	Gold Resource Corp.	6,155
1,557	Haynes International, Inc.	26,609
37,410	Hecla Mining Co.	190,043
931	Kaiser Aluminum Corp.	49,892
1,545	Materion Corp.	80,386
9,373	McEwen Mining, Inc.*	9,935
2,868	Ryerson Holding Corp.*	16,434
1,487	Schnitzer Steel Industries, Inc., Class A	28,595
3,318	SunCoke Energy, Inc.	11,348
1,789	Synalloy Corp.*	9,875
4,467	TimkenSteel Corp.*	15,858
6,784	United States Steel Corp.^	49,795
1,458	Universal Stainless & Alloy Products, Inc.*	8,004
684	Warrior Met Coal, Inc.	11,683
3,959	Worthington Industries, Inc.	161,448
		1,566,889
Multiline Retail (0.4%):
4,142	Big Lots, Inc.	184,733
654	Dillard’s, Inc., Class A^	23,884
5,813	Kohl’s Corp.	107,715
3,428	Macy’s, Inc.^	19,540
5,996	Nordstrom, Inc.^	71,472
2,202	Ollie’s Bargain Outlet Holdings, Inc.*	192,345
		599,689
Multi-Utilities (0.4%):
5,117	Avista Corp.	174,592
2,243	Black Hills Corp.	119,978
806	MDU Resources Group, Inc.	18,135
3,792	NorthWestern Corp.	184,443
1,778	Unitil Corp.	68,702
		565,850
Oil, Gas & Consumable Fuels (1.8%):
816	Adams Resources & Energy, Inc.	16,238
5,684	Antero Midstream Corp.	30,523
5,014	Antero Resources Corp.*^	13,789
1,558	Apache Corp.	14,754
1,638	Arch Resources, Inc.*	69,582
1,954	Ardmore Shipping Corp.	6,956
1,667	Berry Corp.	5,284
2,422	Bonanza Creek Energy, Inc.*	45,534
2,330	Callon Petroleum Co.*	11,231
3,036	Centennial Resource Development, Inc., Class A*	1,829
3,046	Cimarex Energy Co.	74,109
16,914	Clean Energy Fuel Corp.*	41,947
15,819	CNX Resources Corp.*	149,332
2,015	CONSOL Energy, Inc.*	8,926
1,914	Contango Oil & Gas Co.*	2,565
5,547	CVR Energy, Inc.	68,672
5,713	Delek US Holdings, Inc.	63,586
2,142	Devon Energy Corp.	20,263
16,266	DHT Holdings, Inc.	83,933
4,012	Dorian LPG, Ltd.*	32,136
416	Earthstone Energy, Inc.*	1,077

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
17,427	Enlink Midstream LLC	$40,953
19,984	EQT Corp.	258,394
13,891	Equitrans Midstream Corp.	117,518
2,943	Evolution Petroleum Corp.	6,592
10,643	Gaslog, Ltd.	28,843
1,561	Green Plains, Inc.*	24,164
9,417	Gulfport Energy Corp.*	4,964
9,079	HighPoint Resources Corp.*	2,088
1,791	HollyFrontier Corp.	35,301
2,520	International Seaways, Inc.	36,817
34,496	Kosmos Energy, Ltd.	33,654
725	Laredo Petroleum, Inc.*	7,105
1,631	Marathon Oil Corp.	6,671
9,030	Matador Resources Co.*	74,588
290	Montage Resources Corp.*	1,273
6,809	Murphy Oil Corp.	60,736
1,403	Noble Energy, Inc.	11,996
14,613	Nordic American Tankers, Ltd.^	50,999
5,300	Overseas Shipholding Group, Inc.*	11,342
2,410	Panhandle Oil & Gas, Inc., Class A	3,446
2,838	PAR Pacific Holdings, Inc.*	19,213
5,341	Parsley Energy, Inc., Class A	49,992
6,480	PBF Energy, Inc., Class A	36,871
7,105	PDC Energy, Inc.*	88,066
5,636	Peabody Energy Corp.	12,963
523	Penn Virginia Corp.*^	5,152
6	PrimeEnergy Resources Corp.*	397
12,864	QEP Resources, Inc.	11,614
17,188	Range Resources Corp.	113,785
4,934	Renewable Energy Group, Inc.*	263,575
300	REX American Resources Corp.*	19,683
1,533	SandRidge Energy, Inc.*	2,529
3,705	Scorpio Tankers, Inc.^	41,014
8,803	SFL Corp., Ltd.	65,934
7,278	SM Energy Co.	11,572
39,155	Southwestern Energy Co.*	92,014
1,352	Talos Energy, Inc.*	8,720
971	Targa Resources Corp.	13,623
1,980	Teekay Shipping Corp.*^	4,415
2,363	Teekay Tankers, Ltd., Class A*^	25,615
8,709	W&T Offshore, Inc.*^	15,676
5,239	World Fuel Services Corp.	111,014
14,861	WPX Energy, Inc.*	72,819
		2,665,966
Paper & Forest Products (0.6%):
4,216	Boise Cascade Co.	168,303
2,174	Clearwater Paper Corp.*	82,482
5,761	Domtar Corp.	151,341
6,293	Louisiana-Pacific Corp.	185,706
5,170	Mercer International, Inc.	34,122
1,778	Neenah, Inc.	66,622
3,299	P.H. Glatfelter Co.	45,427
12,394	Resolute Forest Products*	55,525
3,522	Schweitzer-Mauduit International, Inc.	107,034
3,241	Verso Corp.	25,571
		922,133
Personal Products (0.6%):
881	Coty, Inc., Class A	2,379
3,582	e.l.f. Beauty, Inc.*	65,801
2,807	Edgewell Personal Care Co.*	78,259
2,136	Inter Parfums, Inc.	79,780
900	Lifevantage Corp.*	10,863
537	Mannatech, Inc.	9,000
1,121	Medifast, Inc.	184,349
5,243	Natura & Co. Holding SA, ADR	95,475

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,387	Natural Alternatives International, Inc.*	$10,472
369	Natural Health Trends Corp.	2,081
2,857	Natures Sunshine Products, Inc.*	33,055
2,622	Nu Skin Enterprises, Inc., Class A	131,336
340	United-Guardian, Inc.	5,103
2,205	Usana Health Sciences, Inc.*	162,399
		870,352
Pharmaceuticals (1.3%):
1,372	Aerie Pharmaceuticals, Inc.*^	16,148
5,034	Amneal Pharmaceuticals, Inc.*	19,532
3,129	Amphastar Pharmaceuticals, Inc.*	58,669
1,566	ANI Pharmaceuticals, Inc.*	44,177
1,496	Aratana Therapeutics- CVR*(a)	–
1,561	Assembly Biosciences, Inc.*	25,663
4,744	Assertio Holdings, Inc.*	3,158
2,200	BioDelivery Sciences International, Inc.*	8,206
4,206	Chiasma, Inc.*	18,086
1,754	Collegium Pharmaceutical, Inc.*	36,518
7,702	Corcept Therapeutics, Inc.*	134,053
3,415	Cumberland Pharmaceuticals, Inc.*	10,962
3,701	Cymabay Therapeutics, Inc.*	26,795
14,088	Endo International plc*	46,490
4,719	Horizon Therapeutics plc*	366,572
8,270	Innoviva, Inc.*	86,422
2,755	Intra-Cellular Therapies, Inc.*	70,693
1,144	Kala Pharmaceuticals, Inc.*^	8,580
4,227	Lannett Co., Inc.*	25,827
3,492	Mallinckrodt plc*^	3,399
12,061	Nektar Therapeutics*	200,092
553	NGM Biopharmaceuticals, Inc.*	8,798
2,308	Otonomy, Inc.*	9,347
2,834	Pacira BioSciences, Inc.*	170,380
1,714	Phibro Animal Health Corp., Class A	29,824
4,069	Prestige Consumer Healthcare, Inc.*	148,193
1,980	Revance Therapeutics, Inc.*	49,777
911	scPharmaceuticals, Inc.*	6,787
6,222	SIGA Technologies, Inc.*	42,745
8,452	Strongbridge Biopharma plc*	17,749
5,032	Supernus Pharmaceuticals, Inc.*	104,867
1,805	Taro Pharmaceutical Industries, Ltd.*	99,004
1,478	Zogenix, Inc.*	26,501
		1,924,014
Professional Services (1.8%):
1,888	Acacia Research Corp.*	6,551
5,362	ASGN, Inc.*	340,809
848	Barrett Business Services, Inc.	44,469
4,636	CBIZ, Inc.*	106,025
490	CRA International, Inc.	18,360
4,779	Exponent, Inc.	344,232
1,712	Forrester Research, Inc.*	56,136
1,595	Franklin Covey Co.*	28,295
3,734	FTI Consulting, Inc.*	395,693
2,202	GP Strategies Corp.*	21,227
2,274	Heidrick & Struggles International, Inc.	44,684
1,654	Huron Consulting Group, Inc.*	65,052
1,623	ICF International, Inc.	99,863
5,892	InnerWorkings, Inc.*	17,617
1,529	Insperity, Inc.	100,134
2,489	Kelly Services, Inc., Class A	42,413
2,511	Kforce, Inc.	80,779
5,647	Korn Ferry	163,763
4,003	ManpowerGroup, Inc.	293,540
1,332	Mastech Digital, Inc.*	23,989

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
3,943	Mistras Group, Inc.*	$15,417
518	Nielsen Holdings plc	7,345
4,033	Resources Connection, Inc.	46,581
4,676	TriNet Group, Inc.*	277,380
3,718	Trueblue, Inc.*	57,592
1,352	Upwork, Inc.*	23,579
505	Willdan Group, Inc.*	12,883
		2,734,408
Real Estate Management & Development (0.6%):
2,400	Altisource Portfolio Solutions*	30,408
395	CKX Lands, Inc.*	3,681
920	CTO Realty Growth, Inc.	40,572
2,704	Cushman & Wakefield plc*	28,419
1,972	Forestar Group, Inc.*	34,904
504	FRP Holdings, Inc.*	21,002
376	Griffin Industrial Realty, Inc.	20,097
2,012	Howard Hughes Corp. (The)*	115,891
10	J.W. Mays, Inc.*	205
60	Jones Lang LaSalle, Inc.	5,740
9,642	Kennedy-Wilson Holdings, Inc.	140,002
4,214	Marcus & Millichap, Inc.*	115,969
1,035	Maui Land & Pineapple Co.*	11,199
5,383	Newmark Group, Inc.	23,255
2,057	Rafael Holdings, Inc., Class B*	31,884
1,547	RE/MAX Holdings, Inc., Class A	50,633
8,369	Realogy Holdings Corp.*	79,003
308	Stratus Properties, Inc.*	6,640
3,421	Tejon Ranch Co.*	48,407
1,076	The RMR Group, Inc., Class A	29,558
3,981	The St Joe Co.*	82,128
		919,597
Road & Rail (1.1%):
1,803	ArcBest Corp.	56,001
6,766	Avis Budget Group, Inc.*	178,081
2,278	Covenant Logistics Group, Inc.*	39,842
8,584	Heartland Express, Inc.	159,662
5,530	Hertz Global Holdings, Inc.*	6,138
2,688	Landstar System, Inc.	337,317
5,499	Marten Transport, Ltd.	89,744
948	Ryder System, Inc.	40,044
2,735	Saia, Inc.*	344,994
2,170	Schneider National, Inc., Class B	53,664
2,735	Universal Logistics Holdings, Inc.	57,052
988	USA Truck, Inc.*	9,337
7,462	Werner Enterprises, Inc.	313,329
4,526	YRC Worldwide, Inc.*^	17,742
		1,702,947
Semiconductors & Semiconductor Equipment (3.7%):
2,991	Advanced Energy Industries, Inc.*	188,254
3,814	Alpha & Omega Semiconductor, Ltd.*	48,895
1,892	Ambarella, Inc.*	98,725
24,884	Amkor Technology, Inc.*	278,701
1,301	Amtech Systems, Inc.*	6,362
3,183	Axcelis Technologies, Inc.*	70,026
2,777	AXT, Inc.*	16,995
5,573	Brooks Automation, Inc.	257,807
2,508	Cabot Microelectronics Corp.	358,166
1,462	CEVA, Inc.*	57,559
5,549	Cirrus Logic, Inc.*	374,279
3,421	Cohu, Inc.	58,773
1,669	Cree, Inc.*	106,382
522	Cyberoptics Corp.*	16,620
5,255	Diodes, Inc.*	296,645
3,285	DSP Group, Inc.*	43,296

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,920	First Solar, Inc.*	$127,104
6,622	FormFactor, Inc.*	165,086
4,679	GSI Technology, Inc.*	26,390
1,254	Ichor Holdings, Ltd.*	27,049
1,271	Impinj, Inc.*^	33,491
1,745	Inphi Corp.*	195,876
1,349	inTest Corp.*	6,071
4,825	Kulicke & Soffa Industries, Inc.	108,080
12,204	Lattice Semiconductor Corp.*	353,428
1,636	MagnaChip Semiconductor Corp.*	22,413
4,333	MaxLinear, Inc., Class A*	100,699
286	MKS Instruments, Inc.	31,240
6,163	Neophotonics Corp.*	37,533
807	NVE Corp.	39,608
3,097	Onto Innovation, Inc.*	92,229
2,739	PDF Solutions, Inc.*	51,247
6,256	Photronics, Inc.*	62,310
2,109	Pixelworks, Inc.*	4,323
5,950	Power Integrations, Inc.	329,630
9,474	Rambus, Inc.*	129,699
4,245	Semtech Corp.*	224,815
2,812	Silicon Laboratories, Inc.*	275,154
1,208	SMART Global Holdings, Inc.*	33,027
1,598	SolarEdge Technologies, Inc.*	380,884
2,469	Synaptics, Inc.*	198,557
3,049	Ultra Clean Holdings, Inc.*	65,432
3,647	Veeco Instruments, Inc.*	42,560
		5,441,420
Software (3.0%):
4,807	2u, Inc.*	162,765
3,492	A10 Networks, Inc.*	22,244
9,468	ACI Worldwide, Inc.*	247,398
994	Agilysys, Inc.*	24,015
2,538	Alarm.com Holding, Inc.*	140,225
2,147	Altair Engineering, Inc.*	90,131
3,594	American Software, Inc., Class A	50,460
752	Appfolio, Inc.*	106,641
935	Asure Software, Inc.*^	7,059
4,177	Avaya Holdings Corp.*	63,490
2,785	Aware, Inc.*	7,520
3,147	Blackbaud, Inc.	175,697
620	Blackline, Inc.*	55,571
2,196	Bottomline Technologies, Inc.*	92,583
2,350	BSQUARE Corp.*	3,173
900	ChannelAdvisor Corp.*	13,023
2,728	CommVault Systems, Inc.*	111,302
2,681	Cornerstone OnDemand, Inc.*	97,481
6,387	Digital Turbine, Inc.*	209,110
3,015	Ebix, Inc.	62,109
2,928	Envestnet, Inc.*	225,924
14,159	FireEye, Inc.*	174,793
1,926	Globant SA*	345,178
3,122	J2 Global, Inc.*	216,105
2,709	Manhattan Associates, Inc.*	258,681
562	MicroStrategy, Inc., Class A*	84,615
3,326	Mimecast, Ltd.*	156,056
2,038	Mitek Systems, Inc.*	25,964
1,064	New Relic, Inc.*	59,967
3,961	OneSpan, Inc.*	83,023
4,295	Progress Software Corp.	157,541
1,068	QAD, Inc.	45,070
2,317	Qualys, Inc.*	227,089
5,408	SailPoint Technologies Holding, Inc.*	213,995
769	Sapiens International Corp. NV	23,516
1,739	Secureworks Corp.*	19,807

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
539	Shotspotter, Inc.*	$16,731
684	Sps Commerce, Inc.*	53,263
5,449	Synacor, Inc.*	8,228
3,280	Synchronoss Technologies, Inc.*	9,873
7,906	Telenav, Inc.*	28,462
870	Upland Software, Inc.*	32,799
3,799	Verint Systems, Inc.*	183,036
11,535	Xperi Holding Corp.	132,537
1,800	Zix Corp.*	10,512
		4,534,762
Specialty Retail (4.1%):
5,461	Aaron’s, Inc.	309,366
3,905	Abercrombie & Fitch Co., Class A	54,397
15,268	American Eagle Outfitters, Inc.^	226,119
767	America’s Car Mart, Inc.*	65,103
1,933	Asbury Automotive Group, Inc.*	188,371
3,093	At Home Group, Inc.*	45,962
6,085	AutoNation, Inc.*	322,079
7,305	Barnes & Noble Education, Inc.*	18,847
7,174	Bed Bath & Beyond, Inc.^	107,467
4,102	Big 5 Sporting Goods Corp.^	30,683
3,574	Boot Barn Holdings, Inc.*	100,572
1,732	Build-A-Bear Workshop, Inc.*	4,330
3,926	Caleres, Inc.	37,533
2,599	Cato Corp., Class A	20,324
16,720	Chico’s FAS, Inc.	16,260
1,594	Citi Trends, Inc.	39,818
3,051	Conn’s, Inc.*	32,280
7,160	Designer Brands, Inc., Class A	38,879
5,615	Dick’s Sporting Goods, Inc.	324,996
11,002	Express, Inc.*	6,711
406	Five Below, Inc.*	51,562
3,521	Floor & Decor Holdings, Inc., Class A*	263,371
7,967	Foot Locker, Inc.	263,150
367	Francesca’s Holdings Corp.*^	984
5,741	GameStop Corp., Class A*^	58,558
5,731	Gap, Inc. (The)	97,599
2,011	Genesco, Inc.*	43,317
977	Group 1 Automotive, Inc.	86,357
6,148	Guess?, Inc.	71,440
2,764	Haverty Furniture Cos., Inc.	57,878
2,444	Hibbett Sports, Inc.*	95,854
2,615	Lithia Motors, Inc., Class A	596,062
1,529	Lumber Liquidators Holdings, Inc.*	33,714
2,422	MarineMax, Inc.*	62,173
8,315	Michaels Cos., Inc. (The)*^	80,281
3,427	Monro, Inc.	139,033
2,989	Murphy U.S.A., Inc.*	383,399
4,523	National Vision Holdings, Inc.*	172,960
4,205	ODP Corp. (The)*	81,787
5,676	Penske Automotive Group, Inc.	270,518
3,598	Rent-A-Center, Inc.	107,544
929	RH*	355,454
7,968	Sally Beauty Holdings, Inc.*	69,242
909	Shoe Carnival, Inc.	30,524
4,149	Signet Jewelers, Ltd.	77,586
2,722	Sleep Number Corp.*	133,133
2,525	Sonic Automotive, Inc., Class A	101,404
2,363	Sportsman’s Warehouse Holdings, Inc.*	33,815
289	Tandy Leather Factory, Inc.*	922
5,592	The Buckle, Inc.	114,021
1,798	The Children’s Place, Inc.	50,973
6,893	The Container Store Group, Inc.*^	42,806
2,271	Tilly’s, Inc.	13,694

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,609	Urban Outfitters, Inc.*	$137,533
399	Winmark Corp.	68,700
3,106	Zumiez, Inc.*	86,409
		6,323,854
Technology Hardware, Storage & Peripherals (0.4%):
6,969	3D Systems Corp.*	34,218
1,308	AstroNova, Inc.	10,490
7,288	Avid Technology, Inc.*	62,385
1,901	CCUR Holdings, Inc.	5,627
7,802	NCR Corp.*	172,736
16,452	Pure Storage, Inc., Class A*	253,197
3,811	Stratasys, Ltd.*	47,523
2,418	Super Micro Computer, Inc.*	63,835
1,590	TransAct Technologies, Inc.	7,950
		657,961
Textiles, Apparel & Luxury Goods (1.7%):
5,043	Capri Holdings, Ltd.*	90,774
2,989	Carter’s, Inc.	258,788
200	Columbia Sportswear Co.	17,396
6,030	Crocs, Inc.*	257,662
2,291	Culp, Inc.	28,454
2,020	Deckers Outdoor Corp.*	444,420
1,291	Fossil Group, Inc.*	7,410
5,012	G-III Apparel Group, Ltd.*	65,707
22,193	Hanesbrands, Inc.	349,540
3,853	Kontoor Brands, Inc.	93,243
816	Lakeland Industries, Inc.*	16,157
1,737	Oxford Industries, Inc.	70,105
348	PVH Corp.	20,755
1,515	Rocky Brands, Inc.	37,617
2,940	Skechers U.S.A., Inc., Class A*	88,847
8,248	Steven Madden, Ltd.	160,836
418	Superior Group of Cos., Inc.	9,710
1,599	Tapestry, Inc.	24,992
2,457	Under Armour, Inc., Class A*	27,592
14,317	Under Armour, Inc., Class C*	140,879
957	Unifi, Inc.*	12,288
1,916	Vera Bradley, Inc.*	11,707
8,858	Wolverine World Wide, Inc.	228,891
		2,463,770
Thrifts & Mortgage Finance (2.0%):
6,216	Axos Financial, Inc.*	144,895
2,838	BankFinancial Corp.	20,490
2,024	Bridgewater Bancshares, Inc.*	19,208
10,099	Capitol Federal Financial, Inc.	93,567
280	Citizens Community Bancorp, Inc.	1,929
6,764	Columbia Financial, Inc.*	75,080
3,896	Dime Community Bancshares, Inc.	44,064
1,537	ESSA Bancorp, Inc.	18,951
4,198	Essent Group, Ltd.	155,368
696	Federal Agricultural Mortgage Corp.	44,307
242	First Capital, Inc.^	13,564
6,050	Flagstar Bancorp, Inc.	179,262
659	FS Bancorp, Inc.	27,019
195	Guaranty Federal Bankshares, Inc.^	2,703
301	Hingham Institution for Savings	55,384
629	HMN Financial, Inc.*	8,341
973	Home Bancorp, Inc.	23,498
43	Home Federal Bancorp, Inc.	989
1,829	HomeStreet, Inc.	47,115
869	IF Bancorp, Inc.	13,443
5,672	Kearny Financial Corp.	40,895
390	Kentucky First Federal Bancorp	2,367
955	LendingTree, Inc.*	293,081

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,892	Luther Burbank Corp.	$15,798
940	Malvern Bancorp, Inc.*	11,092
1,234	Merchants BanCorp	24,322
3,912	Meridian Bancorp, Inc.	40,489
3,591	Meta Financial Group, Inc.	69,019
7,203	Mr Cooper Group, Inc.*	160,771
13,183	New York Community Bancorp, Inc.	109,023
4,642	NMI Holdings, Inc., Class A*	82,628
4,278	Northfield Bancorp, Inc.	39,015
9,597	Northwest Bancshares, Inc.	88,292
4,063	Oceanfirst Financial Corp.	55,622
198	Oconee Federal Financial Corp.	4,316
1,129	Ocwen Financial Corp.*	23,844
2,010	PCSB Financial Corp.	24,261
4,213	PennyMac Financial Services, Inc.	244,861
2,359	Premier Financial Corp.	36,741
1,677	Provident Financial Holdings, Inc.	19,956
3,721	Provident Financial Services, Inc.	45,396
1,685	Prudential Bancorp, Inc.	17,760
1,982	Riverview Bancorp, Inc.	8,225
3,255	Security National Financial Corp., Class A*	20,832
671	Severn Bancorp, Inc.	4,355
707	Southern Missouri Bancorp, Inc.	16,671
1,053	Sterling Bancorp, Inc.	3,170
1,815	Territorial Bancorp, Inc.	36,717
7,314	TrustCo Bank Corp NY	38,179
5,637	Washington Federal, Inc.	117,588
2,217	Waterstone Financial, Inc.	34,341
3,622	Wawlker & Dunlop, Inc.	191,967
3,601	Western New England BanCorp, Inc.	20,274
3,988	WSFS Financial Corp.	107,556
35	WVS Financial Corp.	466
		3,039,067
Tobacco (0.1%):
491	Turning Point Brands, Inc.	13,699
975	Universal Corp.	40,833
14,329	Vector Group, Ltd.	138,848
		193,380
Trading Companies & Distributors (1.7%):
4,708	Air Lease Corp.	138,509
4,038	Applied Industrial Technologies, Inc.	222,494
7,390	Beacon Roofing Supply, Inc.*	229,607
5,882	BMC Stock Holdings, Inc.*	251,926
1,906	CAI International, Inc.	52,472
2,504	DXP Enterprises, Inc.*	40,390
1,463	EVI Industries, Inc.*	38,930
2,365	GATX Corp.	150,769
573	GMS, Inc.*	13,809
1,239	H&E Equipment Services, Inc.	24,359
1,516	Herc Holdings, Inc.*	60,049
2,033	Kaman Corp., Class A	79,226
989	Lawson Products, Inc.*	40,579
4,569	MRC Global, Inc.*	19,555
1,136	MSC Industrial Direct Co., Inc., Class A	71,886
7,964	NOW, Inc.*	36,157
2,681	Rush Enterprises, Inc., Class A	135,498
1,602	SiteOne Landscape Supply, Inc.*	195,364
3,203	Systemax, Inc.	76,680
5,114	Textainer Group Holdings, Ltd.*	72,414
2,765	Titan Machinery, Inc.*	36,581
577	Transcat, Inc.*	16,906
5,731	Triton International, Ltd.	233,080
5,651	Univar Solutions, Inc.*	95,389
2,676	Veritiv Corp.*	33,878

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,418	WESCO International, Inc.*	$194,480
		2,560,987
Transportation Infrastructure (0.1%):
5,836	Macquarie Infrastructure Corp.	156,930
Water Utilities (0.6%):
3,565	American States Water Co.	267,196
1,221	Artesian Resources Corp.	42,088
5,139	California Water Service Group	223,290
2,756	Consolidated Water Co., Ltd.	28,690
1,275	Middlesex Water Co.	79,241
2,502	Pure Cycle Corp.*	22,543
1,815	SJW Group	110,461
1,259	York Water Co. (The)	53,218
		826,727
Wireless Telecommunication Services (0.4%):
4,604	Boingo Wireless, Inc.*	46,938
5,608	Shenandoah Telecommunications Co.	249,191
2,722	Spok Holdings, Inc.	25,886
9,308	Telephone & Data Systems, Inc.	171,640
2,672	United States Cellular Corp.*	78,904
		572,559
Total Common Stocks (Cost $143,696,986)		148,464,559
Preferred Stocks (0.1%):
Air Freight & Logistics (0.0%†):
38	Air T Funding, 6/7/49	798
Internet & Direct Marketing Retail (0.0%†):
499	Qurate Retail, Inc., 8.00%, 3/15/31	49,152
Media (0.0%†):
430	GCI Liberty, Inc., Series A, 71.43%	12,040
Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A, 10.63%	71,120
Total Preferred Stocks (Cost $115,606)		133,110
Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/21*	1,528
4,400	Progenics Pharmaceuticals, Inc., Expires on 1/3/22*	188
		1,716
Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	615
Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	2,054
Total Rights (Cost $10,055)		4,385
Short-Term Securities Held as Collateral for Securities on Loan (1.6%):
2,406,082	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,406,082
Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,406,082)		2,406,082

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):
393,025	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	$393,025
Total Unaffiliated Investment Companies (Cost $393,025)		393,025
Total Investment Securities (Cost $146,621,754) - 101.6%		151,401,161
Net other assets (liabilities) - (1.6)%		(2,453,762)

Net Assets - 100.0%		$148,947,399

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,357,181.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.2%):
$2,360,235	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,532,037
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	2,005,261
3,257,872	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	3,307,261
885,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,067,992
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29(a)	161,904
4,190,369	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	4,251,063
2,465,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-2, 3.06%, 4/15/26	2,665,358
3,399,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-4, 2.44%, 9/15/26	3,610,692
3,041,204	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.28%(US0001M+113bps), 5/15/28, Callable 10/15/20 @ 100(a)	3,026,022
6,223,284	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 11/15/27 @ 100(a)	6,230,213
795,842	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 12/15/30 @ 100(a)	831,154
461,000	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 4/15/26 @ 100(a)	479,070
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 1.75%(US0001M+160bps), 11/15/68, Callable 4/15/30 @ 100(a)	1,018,193
2,550,000	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.20%(US0001M+105bps), 12/15/59, Callable 4/15/30 @ 100(a)	2,556,355
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 0.58%(US0001M+43bps), 11/15/23	2,443,598
3,510,000	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53, Callable 6/15/29 @ 100(a)	3,497,124
182,960	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 11/15/27 @ 100(a)	185,059
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 0.98%(US0001M+83bps), 9/15/37(a)	403,905
3,222,339	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,383,295
1,466,006	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	1,513,614
1,081,125	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,116,478
648,675	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 0.90%(US0001M+75bps), 10/15/35(a)	643,900
187,123	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	191,618

Principal Amount		Fair Value
Asset Backed Securities, continued
$49,751	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 3/25/25 @ 100(a)	$50,650
914,480	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 1/25/23 @ 100(a)	931,192
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 7/15/28 @ 100(a)	1,764,673
1,170,000	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 10/15/27 @ 100(a)	1,217,046
294,409	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 12/25/21 @ 100(a)	298,144
1,524,062	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 4/15/29 @ 100(a)	1,553,157
4,778,098	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 3/25/26 @ 100(a)	4,913,486
7,520,000	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 7/15/23 @ 100(a)	7,576,709

Total Asset Backed Securities (Cost $63,564,098)		65,426,223

Collateralized Mortgage Obligations (4.8%):
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53(a)	1,898,184
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 0.87%(US0001M+72bps), 3/15/37(a)	3,686,645
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	665,214
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,371,788
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.55%(US0001M+140bps), 11/15/35(a)	1,303,588
2,284,011	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.07%(US0001M+92bps), 10/15/36(a)	2,283,097
4,121,228	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.95%(US0001M+80bps), 12/15/29(a)	4,116,076
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	530,574
1,242,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	1,310,397
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53(b)	638,438
1,270,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52	1,367,180
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	797,620
939,935	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 1.05%(US0001M+90bps), 7/25/49, Callable 2/25/23 @ 100(a)	936,797

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$2,777,018	CIM Trust, Class A11, Series 2019-INV3, 1.13%(US0001M+100bps), 8/25/49, Callable 2/25/25 @ 100(a)	$2,776,909
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,441,614
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	3,426,842
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,071,870
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	743,952
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,342,307
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.08%(US0001M+93bps), 11/15/36(a)	3,739,891
2,306,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	2,380,276
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	244,171
1,797,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2019-C17, 3.02%, 9/15/52	1,989,980
1,982,465	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.10%(US0001M+95bps), 10/25/49, Callable 1/25/26 @ 100(a)	1,986,457
1,375,511	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,509,541
2,315,000	GS Mortgage Securities Trust, Class B, Series 2019-SOHO, 1.30%(US0001M+115bps), 6/15/36(a)	2,238,975
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,590,590
1,182,906	JP Morgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 11/25/23 @ 100(a)(b)	1,196,207
1,575,230	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.18%(US0001M+100bps), 5/25/50, Callable 4/25/26 @ 100(a)	1,578,452
802,620	JP Morgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 10/25/22 @ 100(a)(b)	805,301
2,132,413	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 1.05%(US0001M+90bps), 2/25/50, Callable 8/25/28 @ 100(a)	2,132,353
835,274	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 1.05%(US0001M+90bps), 2/25/50, Callable 9/25/24 @ 100(a)	835,239
2,279,855	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 1.03%(US0001M+85bps), 2/25/50, Callable 12/25/25 @ 100(a)	2,275,029
1,120,000	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 12/25/25 @ 100(a)(b)	1,120,692

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,268,132	JP Morgan Mortgage Trust, Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 2/25/23 @ 100(a)(b)	$1,279,343
1,672,281	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.18%(US0001M+100bps), 6/25/50, Callable 9/25/24 @ 100(a)	1,672,218
2,920,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	3,335,516
4,719,085	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	4,798,319
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 0.95%(US0001M+80bps), 5/15/36(a)	2,898,889
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,432,262
4,960,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33, Callable 8/11/21 @ 100(a)	5,077,502
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	1,690,951
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,562,859
3,602,999	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	3,989,241
2,570,424	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58	2,729,998
1,242,995	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 7/25/31 @ 100	1,316,722
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	135,015
171,684	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	174,881
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 0.91%(US0001M+75bps), 11/11/34(a)	372,799
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29, Callable 12/13/20 @ 100(a)	1,459,693
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,342,338
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,105,083
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	854,817
10,111,684	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.12%, 12/15/59(b)	404,670
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,833,490

Total Collateralized Mortgage Obligations (Cost $97,300,665)		98,798,852

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds (28.2%):
Aerospace & Defense (1.3%):
$1,784,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	$1,975,673
245,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	276,520
331,000	Boeing Co. (The), 2.80%, 3/1/24, Callable 2/1/24 @ 100	338,241
845,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,044,919
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,217,979
578,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	677,354
2,056,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	2,450,603
1,517,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,660,508
387,000	Huntington Ingalls Industries, Inc., 4.20%, 5/1/30, Callable 2/1/30 @ 100(a)	444,120
110,000	L3Harris Technologies, Inc., 3.95%, 5/28/24, Callable 2/28/24 @ 100	121,236
1,715,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,972,831
828,000	Lockheed Martin Corp., 4.07%, 12/15/42	1,042,107
259,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100	352,510
801,000	Lockheed Martin Corp., 2.80%, 6/15/50, Callable 12/15/49 @ 100	841,481
4,369,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,753,550
330,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	403,399
280,000	Raytheon Technologies Corp., 7.20%, 8/15/27(a)	379,366
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28(a)	156,870
1,382,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	1,634,457
365,000	Raytheon Technologies Corp., 2.25%, 7/1/30, Callable 4/1/30 @ 100	384,459
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100(a)	471,660
488,000	Raytheon Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	558,096
105,000	Textron, Inc., 3.88%, 3/1/25, Callable 12/1/24 @ 100	116,353
229,000	Textron, Inc., 4.00%, 3/15/26, Callable 12/15/25 @ 100	252,422
90,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	97,972
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,232,849
485,000	United Technologies Corp., 7.50%, 9/15/29	708,365
270,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	325,243

		25,891,143

Air Freight & Logistics (0.2%):
99,000	FedEx Corp., 3.10%, 8/5/29, Callable 5/5/29 @ 100	109,784
296,000	FedEx Corp., 3.88%, 8/1/42	326,104
184,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	223,174
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	825,817
994,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,145,109

Principal Amount		Fair Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$1,492,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	$1,867,087

		4,497,075

Airlines (0.6%):
1,635,000	Alaska Airlines Pass Through Trust, 4.80%, 2/15/29(a)	1,708,575
936,940	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	658,119
376,171	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	257,139
85,669	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	59,987
10,128	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	6,980
199,447	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	129,690
521,687	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	497,699
747,244	American Airlines Pass Through Trust, Class B, Series 2019-1, 3.85%, 8/15/29	493,181
225,472	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	211,706
451,355	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	426,893
179,839	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	171,765
709,445	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	663,347
1,892,673	British Airways Pass Through Trust, Class A, Series 2019-1, 3.35%, 12/15/30(a)	1,573,061
1,069,072	British Airways Pass Through Trust, Class AA, Series 2019-1, 3.30%, 6/15/34(a)	984,982
550,000	Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	528,229
505,000	Delta Airlines Pass Through Trust, Class AA, Series 2019-1, 3.20%, 10/25/25	500,074
1,495,000	JetBlue Pass Through Trust, Class A, Series 2020-1, 4.00%, 11/15/32	1,537,174
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100^	125,954
10,900	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	9,993
54,065	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	50,016
7,859	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	5,933
55,012	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	41,803
304,686	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	241,310
12,099	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	11,735
462,000	United Airlines Pass Through Trust, Class B, Series 2019-2, 3.50%, 11/1/29	341,880
48,819	United Airlines Pass Through Trust, Class AA, Series 2016-2, 3.10%, 1/7/30	47,170
195,265	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.88%, 4/7/30	184,633
227,061	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	212,256
363,597	United Airlines Pass Through Trust, Class AA, Series 2016-1, 4.15%, 2/25/33	362,233
505,000	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.70%, 11/1/33	472,276

		12,515,793

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Automobiles (0.1%):
$565,000	Daimler Finance North America LLC, 3.40%, 2/22/22(a)	$584,686
1,032,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,071,152
520,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	529,643

		2,185,481

Banks (4.4%):
2,337,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	2,444,747
4,058,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	4,311,694
225,000	Bank of America Corp., 3.86%(US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	243,001
1,223,000	Bank of America Corp., 4.20%, 8/26/24, MTN	1,357,641
317,000	Bank of America Corp., Series L, 3.95%, 4/21/25	350,562
71,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	76,603
270,000	Bank of America Corp., 2.46%(US0003M+87bps), 10/22/25, Callable 10/22/24 @ 100, MTN	284,569
1,447,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,665,891
1,228,000	Bank of America Corp., 3.56%(US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	1,371,958
3,211,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	3,636,779
2,237,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	2,506,923
2,579,000	Bank of America Corp., 4.27%(US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100	3,024,484
318,000	Bank of America Corp., 3.19%(US0003M+118bps), 7/23/30, Callable 7/23/29 @ 100, MTN	351,052
3,447,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	3,708,741
926,000	Bank of America Corp., 2.50%(US0003M+99bps), 2/13/31, Callable 2/13/30 @ 100, MTN	966,732
881,000	Bank of America Corp., 2.59%(SOFR+215bps), 4/29/31, Callable 4/29/30 @ 100	931,806
1,092,000	Bank of America Corp., 4.08%(US0003M+132bps), 4/23/40, Callable 4/23/39 @ 100, MTN	1,302,543
590,000	Bank of America Corp., 2.68%(SOFR+193bps), 6/19/41, Callable 6/19/40 @ 100, MTN	600,543
505,000	Bank of America Corp., 5.87%(US0003M+293bps), 12/31/99, Callable 3/15/28 @ 100	544,769
1,401,000	Citigroup, Inc., 3.14%(US0003M+1bps), 1/24/23, Callable 1/24/22 @ 100	1,445,678

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$120,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100	$124,660
330,000	Citigroup, Inc., 1.68%(SOFR+2bps), 5/15/24, Callable 5/15/23 @ 100	337,780
1,449,000	Citigroup, Inc., 4.40%, 6/10/25	1,629,369
50,000	Citigroup, Inc., 4.60%, 3/9/26	57,129
3,136,000	Citigroup, Inc., 3.67%(US0003M+139bps), 7/24/28, Callable 7/24/27 @ 100	3,513,389
5,442,000	Citigroup, Inc., 2.98%(SOFR+142bps), 11/5/30, Callable 11/5/29 @ 100	5,868,126
505,000	JPMorgan Chase & Co., 2.63%, 4/23/21, MTN(a)	601,812
694,000	JPMorgan Chase & Co., 3.56%(US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100	741,598
8,561,000	JPMorgan Chase & Co., 3.80%(US0003M+89bps), 7/23/24, Callable 7/23/23 @ 100	9,255,914
5,623,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	6,158,018
595,000	JPMorgan Chase & Co., 2.00%(SOFR+159bps), 3/13/26, Callable 3/13/25 @ 100	616,686
1,246,000	JPMorgan Chase & Co., 3.30%, 4/1/26, Callable 1/1/26 @ 100	1,382,611
4,341,000	JPMorgan Chase & Co., 2.08%(SOFR+185bps), 4/22/26, Callable 4/22/25 @ 100	4,535,355
406,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	449,243
8,000	JPMorgan Chase & Co., 4.25%, 10/1/27	9,308
4,693,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	5,295,562
1,550,000	JPMorgan Chase & Co., 2.18%(SOFR+189bps), 6/1/28, Callable 6/1/27 @ 100	1,617,248
1,401,000	JPMorgan Chase & Co., 4.00%(US0003M+112bps), 4/23/29, Callable 4/23/28 @ 100	1,623,667
367,000	JPMorgan Chase & Co., 4.45%(US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	441,438
279,000	JPMorgan Chase & Co., 4.26%(US0003M+158bps), 2/22/48, Callable 2/22/47 @ 100	350,009
189,000	JPMorgan Chase & Co., 4.03%(US0003M+146bps), 7/24/48, Callable 7/24/47 @ 100	227,888
185,000	JPMorgan Chase & Co., 3.96%(US0003M+138bps), 11/15/48, Callable 11/15/47 @ 100	224,662
511,000	JPMorgan Chase & Co., 3.11%(SOFR+244bps), 4/22/51, Callable 4/22/50 @ 100	544,091
6,000	SunTrust Bank, 3.53%(US0003M+50bps), 10/26/21, Callable 10/26/20 @ 100	6,000
356,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	368,344
300,000	Truist Bank, 3.50%(US0003M+59bps), 8/2/22, Callable 8/2/21 @ 100	307,113
900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	1,070,004
2,225,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	2,413,758

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$361,000	Wells Fargo & Co., 3.00%, 2/19/25	$389,393
290,000	Wells Fargo & Co., 1.34%(EUR003M+167bps), 5/4/25, Callable 5/4/24 @ 100, MTN(a)	349,002
3,777,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,947,671
2,194,000	Wells Fargo & Co., 3.00%, 4/22/26	2,386,644
1,476,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	1,645,743
624,000	Wells Fargo & Co., 2.88%(US0003M+117bps), 10/30/30, Callable 10/30/29 @ 100, MTN	665,774
313,000	Wells Fargo & Co., 2.57%(US0003M+100bps), 2/11/31, Callable 2/11/30 @ 100, MTN	327,032
556,000	Wells Fargo & Co., 3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	576,240

		91,184,997

Beverages (0.8%):
5,440,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	6,537,922
2,725,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	3,317,268
240,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	274,237
423,000	Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31, Callable 10/23/30 @ 100	530,512
1,235,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	1,475,045
2,067,000	Coca-Cola Co. (The), 3.38%, 3/25/27	2,368,712
644,000	Coca-Cola Co. (The), 2.13%, 9/6/29	687,526
85,000	Coca-Cola Co. (The), 2.75%, 6/1/60	86,301
390,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100	435,518

		15,713,041

Biotechnology (0.6%):
140,000	Abbvie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100(a)	170,085
1,346,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,397,513
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	195,000
137,000	AbbVie, Inc., 3.80%, 3/15/25, Callable 12/15/24 @ 100(a)	152,647
430,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	475,538
997,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100	1,096,188
1,240,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100(a)	1,520,215
1,318,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,596,547
472,000	AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35 @ 100	555,409
851,000	Amgen, Inc., 2.45%, 2/21/30, Callable 11/21/29 @ 100	901,389
377,000	Amgen, Inc., 3.15%, 2/21/40, Callable 8/21/39 @ 100	396,305
120,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	159,045
705,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	869,562

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$1,058,000	Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	$1,081,974
176,000	Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	176,875
743,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	957,044

		11,701,336

Building Products (0.2%):
2,991,000	Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100(a)	3,117,899

Capital Markets (2.1%):
50,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	51,938
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,295,352
104,000	Bank of New York Mellon Corp. (The), 2.10%, 10/24/24, MTN^	109,969
700,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	803,057
370,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	376,938
537,000	Charles Schwab Corp. (The), 3.25%, 5/22/29, Callable 2/22/29 @ 100	616,779
1,435,000	Charles Schwab Corp. (The), Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100	1,427,825
60,000	E*TRADE Financial Corp., 3.80%, 8/24/27, Callable 5/24/27 @ 100	67,433
210,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	224,085
5,126,000	Goldman Sachs Group, Inc. (The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	5,247,722
1,460,000	Goldman Sachs Group, Inc. (The), 0.11%(EUR003M+55bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	1,712,542
55,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24, Callable 1/20/24 @ 100	59,588
337,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100	369,011
3,745,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	4,129,626
1,358,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	1,509,994
2,082,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	2,342,587
425,000	Goldman Sachs Group, Inc. (The), 1.45%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	428,679
264,000	Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26, Callable 11/16/25 @ 100	291,682
173,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	194,205
108,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	124,981
1,227,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	1,260,129
301,000	Intercontinental Exchange, Inc., 1.85%, 9/15/32, Callable 6/15/32 @ 100	299,572
305,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	365,064
1,889,000	Morgan Stanley, 3.63%, 1/20/27	2,137,043

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$2,760,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	$3,145,459
5,054,000	Morgan Stanley, Series G, 4.43%(US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	6,033,201
3,251,000	Morgan Stanley, 2.70%(SOFR+114bps), 1/22/31, Callable 1/22/30 @ 100, MTN	3,462,728
370,000	Northern Trust Corp., 1.95%, 5/1/30, Callable 2/1/30 @ 100	382,928
879,000	State Street Corp., 3.30%, 12/16/24	969,181
224,000	State Street Corp., 2.35%(SOFR+1bps), 11/1/25, Callable 11/1/24 @ 100	236,603
196,000	State Street Corp., 2.90%(SOFR+260bps), 3/30/26, Callable 3/30/25 @ 100(a)	213,174
666,000	State Street Corp., Series F, 3.85%(US0003M+360bps), 12/31/49, Callable 12/15/20 @ 100	652,680
1,415,000	State Street Corp., Series H, 5.62%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,441,531

		42,983,286

Chemicals (0.3%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	600,938
2,212,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	2,550,431
265,000	Eastman Chemical Co., 3.50%, 12/1/21	273,812
330,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100	363,848
207,000	LYB International Finance BV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	245,565
596,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	649,963
440,000	Sherwin-Williams Co. (The), 4.20%, 1/15/22, Callable 10/15/21 @ 100	456,850
328,000	Sherwin-Williams Co. (The), 4.00%, 12/15/42, Callable 6/15/42 @ 100	363,757

		5,505,164

Commercial Services & Supplies (0.2%):
205,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	226,546
909,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	1,033,415
1,004,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,182,000
333,000	Republic Services, Inc., 1.45%, 2/15/31, Callable 11/15/30 @ 100	327,306
546,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	691,658

		3,460,925

Communications Equipment (0.2%):
640,000	Juniper Networks, Inc., 4.50%, 3/15/24	714,721
1,210,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,426,335
790,000	Motorola Solutions, Inc., 5.50%, 9/1/44	918,267

		3,059,323

Consumer Finance (0.7%):
740,000	American Honda Finance Corp., 1.38%, 11/10/22	892,768
110,000	American Honda Finance Corp., 0.55%, 3/17/23	130,647
412,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	454,750

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$250,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	$255,315
2,010,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	2,008,372
473,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	487,962
360,000	General Motors Financial Co., Inc., 3.45%, 1/14/22, Callable 12/14/21 @ 100	370,031
460,000	General Motors Financial Co., Inc., 5.20%, 3/20/23	498,159
1,994,000	General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	2,116,936
2,106,000	General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	2,304,397
384,000	General Motors Financial Co., Inc., 4.00%, 10/6/26, Callable 7/6/26 @ 100	413,012
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,472,492
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,120,206
717,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	785,371

		14,310,418

Containers & Packaging (0.0%†):
397,000	International Paper Co., 4.40%, 8/15/47, Callable 2/15/47 @ 100	480,297

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	188,716
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	531,135
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	132,215
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	698,495

		1,550,561

Diversified Financial Services (0.1%):
656,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	706,013
1,307,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,455,702
409,000	USAA Capital Corp., 2.13%, 5/1/30, Callable 2/1/30 @ 100(a)	430,646

		2,592,361

Diversified Telecommunication Services (1.3%):
2,000,000	AT&T, Inc., 0.67%, 11/27/22(a)(c)	1,971,010
315,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	364,681
2,247,000	AT&T, Inc., 2.25%, 2/1/32, Callable 11/1/31 @ 100	2,245,369
163,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	191,866
190,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	263,773
900,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	1,176,957
268,000	AT&T, Inc., 4.90%, 6/15/42	320,062
376,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	448,056
75,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	83,860
1,657,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100(a)	1,602,795
2,880,000	AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @ 100(a)	2,762,663

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$4,183,000	Verizon Communications, Inc., 4.13%, 3/16/27	$4,945,811
990,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	1,102,777
1,968,000	Verizon Communications, Inc., 4.33%, 9/21/28	2,388,442
196,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	234,301
883,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	877,526
667,000	Verizon Communications, Inc., 4.50%, 8/10/33	840,572
2,856,000	Verizon Communications, Inc., 4.27%, 1/15/36	3,499,184
600,000	Verizon Communications, Inc., 2.88%, 1/15/38	869,544
470,000	Verizon Communications, Inc., 1.85%, 5/18/40, Callable 11/18/39 @ 100	590,026
159,000	Verizon Communications, Inc., 4.52%, 9/15/48	207,893

		26,987,168

Electric Utilities (2.3%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	443,995
108,000	AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable 11/1/48 @ 100	129,810
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	570,988
640,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	756,097
281,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	356,614
20,000	AEP Transmission Co. LLC, 3.80%, 6/15/49, Callable 12/15/48 @ 100	24,128
585,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	630,205
21,000	Alabama Power Co., 6.00%, 3/1/39	30,652
222,000	Alabama Power Co., 3.75%, 3/1/45, Callable 9/1/44 @ 100	261,487
650,000	Alabama Power Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	764,962
35,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	37,540
205,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	233,654
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	1,071,685
90,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	114,845
95,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	103,483
85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	110,885
287,000	Commonwealth Edison Co., 3.65%, 6/15/46, Callable 12/15/45 @ 100	339,535
816,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100	882,688
145,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	172,957
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	148,803
869,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	1,096,113
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	141,125

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$976,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	$1,191,825
30,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	37,332
1,819,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	1,973,416
1,561,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	1,587,958
646,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	728,536
256,000	Duke Energy Florida LLC, 4.20%, 7/15/48, Callable 1/15/48 @ 100	324,102
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	651,717
495,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	578,708
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	109,810
606,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	759,000
170,000	Duke Energy Progress LLC, 3.70%, 10/15/46, Callable 4/15/46 @ 100	201,537
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	297,875
255,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	310,259
635,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	781,282
1,011,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	1,025,027
8,000	Edison International, 3.13%, 11/15/22, Callable 10/15/22 @ 100	8,240
161,000	Edison International, 3.55%, 11/15/24, Callable 10/15/24 @ 100	169,653
60,000	Entergy Arkansas LLC, 3.70%, 6/1/24, Callable 3/1/24 @ 100	65,830
137,000	Entergy Louisiana LLC, 5.40%, 11/1/24	161,849
1,206,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,507,293
337,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	364,524
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,139
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	339,862
382,000	Exelon Corp., 5.63%, 6/15/35	506,976
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	196,281
329,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	333,184
203,000	FirstEnergy Corp., 7.38%, 11/15/31	283,728
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	615,054
329,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	359,921
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	384,056
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	1,178,503
380,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	423,882
129,000	Florida Power & Light Co., 4.13%, 2/1/42, Callable 8/1/41 @ 100	161,627
120,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	145,491

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$222,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	$270,866
590,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	744,781
1,262,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,432,749
130,000	ITC Holdings Corp., 2.70%, 11/15/22, Callable 10/15/22 @ 100	135,586
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	737,874
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,939,311
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	442,459
295,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	354,191
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	751,005
330,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	369,254
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	390,438
100,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	124,843
530,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	646,588
1,729,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	2,026,320
220,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	287,996
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	328,748
144,000	Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49, Callable 3/15/49 @ 100	157,023
64,000	PacifiCorp., 3.60%, 4/1/24, Callable 1/1/24 @ 100	70,474
356,000	PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	380,283
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	624,641
29,000	Public Service Electric & Gas Co., 3.20%, 5/15/29, Callable 2/15/29 @ 100, MTN	33,085
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	308,199
777,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	862,143
1,000,000	Southern California Edison Co., Series 20C, 1.20%, 2/1/26, Callable 1/1/26 @ 100	994,927
872,000	Southern California Edison Co., Series A, 4.20%, 3/1/29, Callable 12/1/28 @ 100	1,014,923
631,000	Southern California Edison Co., 2.25%, 6/1/30, Callable 3/1/30 @ 100	629,485
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	576,131
335,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	421,533
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,911
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	523,120
622,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	650,662
424,000	Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	597,491
161,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	230,903

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$804,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	$983,324
1,210,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	1,318,900

		47,565,895

Electronic Equipment, Instruments & Components (0.0%†):
38,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	42,381
125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	135,528
142,000	Corning, Inc., 5.85%, 11/15/68, Callable 5/15/68 @ 100	189,049

		366,958

Entertainment (0.4%):
1,880,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	2,138,363
460,000	Activision Blizzard, Inc., 2.50%, 9/15/50, Callable 3/15/50 @ 100	426,207
1,603,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100^	1,902,269
170,000	Viacom, Inc., 6.88%, 4/30/36	233,000
789,000	ViacomCBS, Inc., 4.38%, 3/15/43	836,918
3,057,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	3,152,903

		8,689,660

Equity Real Estate Investment Trusts (0.6%):
840,000	American Tower Corp., 1.95%, 5/22/26, Callable 2/22/26 @ 100	1,066,923
290,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	333,532
1,096,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,254,088
424,000	American Tower Corp., 2.90%, 1/15/30, Callable 10/15/29 @ 100	458,944
204,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	201,501
245,000	Boston Properties LP, 3.40%, 6/21/29, Callable 3/21/29 @ 100	265,923
494,000	Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	515,688
545,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	624,723
623,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	695,163
80,000	Crown Castle International Corp., 3.80%, 2/15/28, Callable 11/15/27 @ 100	90,680
1,821,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	1,971,068
8,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	8,740
366,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	481,118
1,231,000	Equinix, Inc., 1.00%, 9/15/25, Callable 8/15/25 @ 100	1,220,641
293,000	Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28 @ 100	293,465
738,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	812,651
775,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	923,400
177,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	191,586

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$330,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	$364,619

		11,774,453

Food & Staples Retailing (0.0%†):
585,000	Walmart, Inc., 3.25%, 7/8/29, Callable 4/8/29 @ 100	681,947

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	497,755
185,000	Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	201,400

		699,155

Gas Utilities (0.0%†):
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	522,869

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson and Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	632,385
333,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	353,269
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	589,828
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	614,628

		2,190,110

Health Care Providers & Services (1.3%):
6,000	Aetna, Inc., 6.75%, 12/15/37	8,725
232,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	274,760
153,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	173,940
240,000	Anthem, Inc., 4.65%, 1/15/43	301,361
89,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100	107,713
3,229,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	3,490,261
1,005,000	Cigna Corp., 3.50%, 6/15/24, Callable 3/17/24 @ 100	1,095,148
1,339,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,532,788
60,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100^	65,178
1,608,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	1,720,105
563,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	636,032
1,888,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	2,043,012
1,364,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,487,647
465,000	CVS Health Corp., 1.30%, 8/21/27, Callable 6/21/27 @ 100	456,400
746,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	938,031
287,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	364,316
286,000	CVS Health Corp., 4.25%, 4/1/50, Callable 10/1/49 @ 100	335,949
841,000	Hackensack Meridian Health, Inc., 2.88%, 9/1/50, Callable 3/1/50 @ 100	825,889
525,000	HCA, Inc., 5.25%, 4/15/25	606,375
1,823,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,123,794

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$788,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	$888,470
900,000	Humana, Inc., 4.50%, 4/1/25, Callable 3/1/25 @ 100	1,031,940
1,144,000	Methodist Hospital (The), 2.71%, 12/1/50, Callable 6/1/50 @ 100	1,148,975
937,000	The New York and Presbyterian Hospital, Series 2019, 3.95%, 8/1/19, Callable 2/1/19 @ 100^	1,054,013
1,335,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,806,350
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,213,625

		25,730,797

Hotels, Restaurants & Leisure (0.3%):
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,454,653
1,030,000	McDonald’s Corp., 2.13%, 3/1/30, Callable 12/1/29 @ 100^	1,068,499
226,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	279,005
701,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN	872,303
105,000	McDonald’s Corp., 3.63%, 9/1/49, Callable 3/1/49 @ 100, MTN	117,198
1,619,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	1,680,443

		5,472,101

Industrial Conglomerates (0.2%):
785,000	3M Co., Series E, 0.95%, 5/15/23	948,806
329,000	General Electric Co., 5.88%, 1/14/38, MTN	382,936
187,000	General Electric Co., 6.88%, 1/10/39, MTN	238,498
943,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	1,016,523
894,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	992,492
406,000	Georgia-Pacific LLC, 1.75%, 9/30/25, Callable 8/30/25 @ 100(a)	423,309
810,000	Honeywell International, Inc., 0.75%, 3/10/32, Callable 12/10/31 @ 100	955,768

		4,958,332

Insurance (0.3%):
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	690,212
1,060,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	1,147,883
333,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	394,354
145,000	Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	165,175
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	593,048
445,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	538,236
803,000	Marsh & McLennan Cos., Inc., 1.98%, 3/21/30, Callable 12/21/29 @ 100	1,063,512
339,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	355,645
640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	760,262
290,000	Metropolitan Life Global Funding I, 9/23/22(a)	340,431
414,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(a)	483,670

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$130,000	Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	$140,008

		6,672,436

Internet & Direct Marketing Retail (0.2%):
1,065,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	1,467,494
197,000	Booking Holdings, Inc., 3.65%, 3/15/25, Callable 12/15/24 @ 100	217,226
1,520,000	Booking Holdings, Inc., 4.10%, 4/13/25, Callable 3/13/25 @ 100	1,712,000
107,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	114,131
1,355,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100	1,300,870

		4,811,721

IT Services (1.3%):
270,000	DXC Technology Co., 4.00%, 4/15/23	284,481
450,000	Fidelity National Information Services, Inc., 0.13%, 12/3/22, Callable 11/3/22 @ 100	529,305
1,300,000	Fidelity National Information Services, Inc., 0.75%, 5/21/23, Callable 4/21/23 @ 100	1,551,505
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	850,046
7,000	Fiserv, Inc., 3.85%, 6/1/25, Callable 3/1/25 @ 100	7,885
2,225,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	2,530,430
423,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	461,233
818,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	874,879
1,434,000	IBM Corp., 2.85%, 5/15/40, Callable 11/15/39 @ 100	1,518,009
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	2,135,368
2,837,000	International Business Machines Corp., 3.30%, 5/15/26	3,194,299
2,010,000	International Business Machines Corp., 1.70%, 5/15/27, Callable 3/15/27 @ 100	2,073,729
815,000	Leidos, Inc., 2.95%, 5/15/23, Callable 4/15/23 @ 100(a)	856,769
530,000	Leidos, Inc., 3.63%, 5/15/25, Callable 4/15/25 @ 100(a)	587,638
2,592,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100(a)	3,032,640
1,110,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	1,250,722
309,000	Mastercard, Inc., 3.35%, 3/26/30, Callable 12/26/29 @ 100	361,684
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	2,073,976
1,215,000	PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	1,258,789
1,418,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	1,829,109

		27,262,496

Leisure Products (0.0%†):
318,000	Hasbro, Inc., 2.60%, 11/19/22	329,355
427,000	Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	449,078

		778,433

Life Sciences Tools & Services (0.1%):
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	1,178,636

Principal Amount		Fair Value
Corporate Bonds, continued
Machinery (0.0%†):
$97,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	$108,658

Media (1.1%):
935,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	1,055,462
3,841,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	4,193,557
1,619,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	1,864,371
1,124,000	Comcast Corp., 4.25%, 1/15/33	1,397,854
272,000	Comcast Corp., 3.25%, 11/1/39, Callable 5/1/39 @ 100	302,583
525,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	674,825
1,427,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,579,224
152,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	180,835
115,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	138,401
155,000	Comcast Corp., 2.65%, 8/15/62, Callable 2/15/62 @ 100	145,785
338,000	COX Communications, Inc., 3.25%, 12/15/22(a)	356,083
1,708,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,840,404
80,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	88,914
430,000	Discovery Communications LLC, 5.20%, 9/20/47, Callable 3/20/47 @ 100	514,295
251,000	Discovery Communications LLC, 5.30%, 5/15/49, Callable 11/15/48 @ 100	305,033
996,000	Discovery Communications LLC, 4.00%, 9/15/55, Callable 3/15/55 @ 100(a)	1,005,027
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	265,022
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,769,512
972,000	NBCUniversal Media LLC, 5.95%, 4/1/41	1,447,555

		23,124,742

Metals & Mining (0.0%†):
220,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	297,669
192,000	Steel Dynamics, Inc., 2.80%, 12/15/24, Callable 11/15/24 @ 100	202,800

		500,469

Multiline Retail (0.0%†):
472,000	Dollar General Corp., 3.50%, 4/3/30, Callable 1/3/30 @ 100	539,527

Multi-Utilities (0.3%):
290,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100	338,137
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	6,298
785,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	903,293
130,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	148,241
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	217,562
1,160,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,164,521
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	359,381

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$212,000	Consumers Energy Co., 4.35%, 4/15/49, Callable 10/15/48 @ 100	$279,021
695,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	862,740
1,369,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	1,489,060
318,000	Dominion Energy Gas Holdings LLC, 4.80%, 11/1/43, Callable 5/1/43 @ 100	398,666

		6,166,920

Oil, Gas & Consumable Fuels (1.8%):
90,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	97,336
1,010,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,140,883
1,223,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	1,351,705
2,663,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	3,062,450
310,000	Chevron USA, Inc., 2.34%, 8/12/50, Callable 2/12/50 @ 100	289,939
461,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	496,728
240,000	Concho Resources, Inc., 2.40%, 2/15/31, Callable 11/15/30 @ 100	227,992
1,864,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	1,952,540
551,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	586,815
214,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	220,153
429,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	424,174
168,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	191,430
254,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	294,435
286,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100	301,049
1,400,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,619,925
190,000	Kinder Morgan Energy Partners LP, 5.00%, 3/1/43, Callable 9/1/42 @ 100	211,957
677,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	790,371
1,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	1,154
966,000	Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,042,073
124,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100	135,625
263,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	319,545
208,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	232,180
252,000	MPLX LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	260,820
391,000	MPLX, LP, 2.65%, 8/15/30, Callable 5/15/30 @ 100	380,248
2,234,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	2,320,568
135,000	NGPL PipeCo LLC, 7.77%, 12/15/37(a)	171,619
259,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	282,634
964,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,136,107

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,710,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	$1,890,313
2,811,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	3,212,972
1,522,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,714,153
687,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	745,532
604,000	Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27, Callable 7/1/27 @ 100	609,285
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	225,507
1,197,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,293,873
1,414,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,542,675
2,857,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,697,631
1,820,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,025,844
44,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	50,575
173,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100(a)	181,315
47,000	Williams Cos., Inc., 7.88%, 9/1/21	50,077
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	314,825

		37,097,032

Pharmaceuticals (0.2%):
252,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49, Callable 4/26/49 @ 100	331,102
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	637,500
568,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100	638,174
367,000	Merck & Co., Inc., 1.45%, 6/24/30, Callable 3/24/30 @ 100	371,683
267,000	Pfizer, Inc., 3.45%, 3/15/29, Callable 12/15/28 @ 100	312,345
300,000	Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @ 100	309,240
79,000	Pfizer, Inc., 4.20%, 9/15/48, Callable 3/15/48 @ 100	101,832
222,000	Wyeth LLC, 5.95%, 4/1/37	330,312

		3,032,188

Professional Services (0.3%):
4,291,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	4,559,295
897,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	980,436

		5,539,731

Real Estate Management & Development (0.1%):
1,802,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,937,817
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	990,337

		2,928,154

Road & Rail (0.4%):
163,000	Burlington Northern Santa Fe LLC, 4.13%, 6/15/47, Callable 12/15/46 @ 100	205,996
192,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	245,988
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,668,694
568,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	667,016

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$663,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100	$827,287
185,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	209,188
461,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	508,882
910,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	989,521
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	172,219
408,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	455,558
425,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	466,118
289,000	Union Pacific Corp., 4.05%, 11/15/45, Callable 5/15/45 @ 100	346,337
102,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	136,595
844,000	Union Pacific Corp., 3.80%, 10/1/51, Callable 4/1/51 @ 100	999,630
290,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	345,056
400,769	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	444,501

		8,688,586

Semiconductors & Semiconductor Equipment (1.2%):
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	60,638
7,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	9,659
97,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	109,879
1,294,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100	1,329,172
4,101,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	4,543,577
1,916,000	Broadcom, Inc., 4.70%, 4/15/25, Callable 3/15/25 @ 100	2,174,748
1,349,000	Broadcom, Inc., 4.25%, 4/15/26, Callable 2/15/26 @ 100	1,526,431
610,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	683,151
2,073,000	Intel Corp., 2.45%, 11/15/29, Callable 8/15/29 @ 100	2,249,829
1,983,000	Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	2,399,273
22,000	Intel Corp., 3.73%, 12/8/47, Callable 6/8/47 @ 100	26,263
402,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	419,237
841,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,008,220
102,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	136,726
2,205,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	2,481,025
363,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	416,468
351,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	494,145
507,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	571,886
1,652,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	1,857,626

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$102,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	$118,562
449,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	603,144
637,000	Texas Instruments, Inc., 1.75%, 5/4/30, Callable 2/4/30 @ 100	655,144

		23,874,803

Software (0.7%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,591,430
717,000	Microsoft Corp., 4.20%, 11/3/35, Callable 5/3/35 @ 100	942,266
793,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	993,764
2,118,000	Oracle Corp., 2.95%, 11/15/24, Callable 9/15/24 @ 100	2,298,437
2,389,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,622,107
3,255,000	Oracle Corp., 3.25%, 11/15/27, Callable 8/15/27 @ 100	3,677,941
546,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	663,322
159,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	187,757
749,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	878,572
1,267,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,444,404

		15,300,000

Specialty Retail (0.3%):
833,000	Home Depot, Inc. (The), 5.88%, 12/16/36	1,249,525
131,000	Home Depot, Inc. (The), 5.95%, 4/1/41, Callable 10/1/40 @ 100	198,342
3,841,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	4,368,078

		5,815,945

Technology Hardware, Storage & Peripherals (0.3%):
1,255,000	Apple, Inc., 1.00%, 11/10/22	1,509,687
170,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	193,035
1,163,000	Apple, Inc., 3.75%, 11/13/47, Callable 5/13/47 @ 100	1,428,231
351,000	Apple, Inc., 2.55%, 8/20/60, Callable 2/20/60 @ 100	349,431
203,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	236,862
134,000	Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100(a)	150,962
720,000	Dell International LLC/EMC Corp., 8.10%, 7/15/36, Callable 1/15/36 @ 100(a)	943,971
973,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22, Callable 8/15/22 @ 100	1,039,852
140,000	Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	157,946

		6,009,977

Textiles, Apparel & Luxury Goods (0.1%):
1,713,000	NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	1,895,688
243,000	NIKE, Inc., 3.38%, 3/27/50, Callable 9/27/49 @ 100	283,541

		2,179,229

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.5%):
$1,432,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	$1,693,378
900,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100	1,205,138
1,028,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	1,310,132
1,522,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	1,636,957
443,000	BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100	507,601
823,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	888,614
622,000	BAT Capital Corp., 5.30%, 4/2/50, Callable 10/2/49 @ 100	729,191
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	811,423
1,369,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,540,354

		10,322,788

Wireless Telecommunication Services (0.6%):
5,167,500	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	5,231,311
5,736,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	6,423,730
300,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100(a)	310,924

		11,965,965

Total Corporate Bonds (Cost $555,531,050)		580,286,981

Foreign Bonds (4.7%):
Aerospace & Defense (0.4%):
1,400,000	Airbus SE, 2.00%, 4/7/28, Callable 1/7/28 @ 100+(a)	1,762,449
190,000	Airbus SE, 1.63%, 6/9/30, Callable 3/9/30 @ 100+(a)	228,353
400,000	Airbus SE, 2.38%, 6/9/40, Callable 3/9/40 @ 100+(a)	476,697
1,080,000	Raytheon Technologies Corp., 2.15%, 5/18/30, Callable 2/18/30 @ 100+	1,407,044
545,000	Rolls-Royce plc, Series E, 2.13%, 6/18/21+(a)	630,467
1,000,000	Thales SA, 5/31/22, Callable 4/30/22 @ 100+(a)	1,172,634
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100+(a)	1,432,088
100,000	Thales SA, 0.75%, 1/23/25, Callable 10/23/24 @ 100+(a)	119,905

		7,229,637

Air Freight & Logistics (0.1%):
1,745,000	FedEx Corp., 1.30%, 8/5/31, Callable 5/5/31 @ 100+	2,096,283

Auto Components (0.0%†):
630,000	Conti-Gummi Finance BV, 1.13%, 9/25/24, Callable 6/25/24 @ 100+(a)	752,962

Automobiles (0.1%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21+(a)	1,170,562
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23+(a)	362,931
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	838,679

		2,372,172

Principal Amount		Fair Value
Foreign Bonds, continued
Banks (0.8%):
$1,200,000	Banco de Sabadell SA, 1.13%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	$1,408,384
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21+(a)	1,294,488
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23+(a)	719,610
1,625,000	BNP Paribas, 1.13%, 1/15/23+(a)	1,959,956
500,000	BPCE SA, 0.25%, 1/15/26+(a)	590,180
300,000	de Volksbank NV, 1.75%(EUSA5+2.100000000000bps), 10/22/30, Callable 10/22/25 @ 100+(a)	360,484
300,000	Erste Group Bank AG, 1.63%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	353,890
540,000	FCA Bank SpA, 0.50%, 9/18/23, Callable 6/18/23 @ 100+(a)	632,216
1,000,000	ING Bank NV, Series G, 4/8/22+(a)	1,175,096
1,677,000	ING Bank NV, 3.62%(EUSA5+225bps), 2/25/26, Callable 2/25/21 @ 100+(a)	1,990,569
400,000	KBC Group NV, Series E, 1.13%, 1/25/24+(a)	484,261
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24+(a)	521,679
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	515,838
705,000	Skandinaviska Enskilda Banken AB, 0.38%, 2/11/27+(a)	831,872
2,500,000	Societe Generale, 5/27/22+(a)	2,934,748
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,183,841

		16,957,112

Beverages (0.0%†):
600,000	Pernod Ricard SA, 0.02%, 10/24/23, Callable 9/24/23 @ 100+(a)	702,975

Capital Markets (0.1%):
900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100+(a)	1,179,025
1,170,000	UBS Group AG, 0.25%(EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100+(a)	1,369,883

		2,548,908

Chemicals (0.1%):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	943,678
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100+(a)	461,511

		1,405,189

Construction & Engineering (0.0%†):
500,000	APRR SA, 1/20/23+(a)	587,993

Consumer Finance (0.1%):
380,000	General Motors Financial Co., Inc., 0.85%, 2/26/26, Callable 12/26/25 @ 100+(a)	421,291
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22+(a)	671,141

		1,092,432

Containers & Packaging (0.0%†):
220,000	Amcor UK Finance plc, 1.13%, 6/23/27, Callable 4/23/27 @ 100+	267,932

Diversified Financial Services (0.8%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	787,656

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100+(a)	$616,343
1,810,000	BMW Finance NV, 0.05%, 4/14/23+(a)	2,119,029
1,035,000	BP Capital Markets plc, Series E, 1.37%, 3/3/22+	1,239,155
640,000	BP Capital Markets plc, Series E, 1.11%, 2/16/23+	772,574
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), 12/31/99, Callable 3/22/26 @ 100+(a)	992,540
330,000	Enel Finance International NV, Series E, 0.07%, 6/17/24, Callable 5/17/24 @ 100+(a)	385,928
670,000	OP Corporate Bank plc, 0.50%, 8/12/25+(a)	802,952
1,900,000	OP Corporate Bank plc, 1.63%(EUSA5+200bps), 6/9/30, Callable 6/9/25 @ 100+(a)	2,271,928
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	480,866
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23+(a)	494,628
1,200,000	Volvo Treasury AB, Series E, 0.16%(EUR003M+65bps), 9/13/21+(a)	1,408,440
300,000	Volvo Treasury AB, 0.01%, 2/11/23+(a)	351,583
700,000	Vonovia Finance BV, 0.75%, 1/25/22+(a)	829,058
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100+(a)	1,763,276

		15,315,956

Diversified Telecommunication Services (0.2%):
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100+(a)	239,690
330,000	Swisscom Finance BV, 0.38%, 11/14/28, Callable 8/14/28 @ 100+(a)	394,776
540,000	Telenor ASA, Series E, 9/25/23, Callable 6/25/23 @ 100+(a)	634,919
1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22+(a)	2,139,175

		3,408,560

Electric Utilities (0.1%):
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	554,334
500,000	RTE Reseau de Transport d’Electricite, Series E, 1.63%, 10/8/24, Callable 7/8/24 @ 100+(a)	624,065
900,000	RTE Reseau de Transport d’Electricite SADIR, 4.13%, 2/3/21+(a)	1,069,741

		2,248,140

Electrical Equipment (0.1%):
1,565,000	Eaton Capital Unlimited Co., 0.02%, 5/14/21, Callable 4/14/21 @ 100+(a)	1,834,200
400,000	Schneider Electric SE, 6/12/23, Callable 5/12/23 @ 100+(a)	470,334
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100+(a)	475,229

		2,779,763

Electronic Equipment, Instruments & Components (0.0%†):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	889,446

Equity Real Estate Investment Trusts (0.1%):
200,000	Icade Sante SAS, 1.38%, 9/17/30, Callable 6/17/30 @ 100+(a)	237,493

Principal Amount		Fair Value
Foreign Bonds, continued
Equity Real Estate Investment Trusts, continued
$600,000	Unibail-Rodamco-Westfield SE, 2.00%, 6/29/32, Callable 3/29/32 @ 100+(a)	$736,280

		973,773

Health Care Equipment & Supplies (0.2%):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	852,815
265,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	306,840
1,970,000	Medtronic Global Holdings SCA, 12/2/22, Callable 11/2/22 @ 100+	2,312,513
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	382,554

		3,854,722

Independent Power and Renewable Electricity Producers (0.0%†):
100,000	Eurogrid GmbH, 1.11%, 5/15/32, Callable 2/15/32 @ 100+(a)	125,144

Industrial Conglomerates (0.1%):
2,215,000	Siemens Financieringsmaatschappij NV, Series E, 9/5/21+(a)	2,600,318

Internet & Direct Marketing Retail (0.0%†):
650,000	Booking Holdings, Inc., 1.80%, 3/3/27, Callable 12/3/26 @ 100+	803,108

IT Services (0.2%):
700,000	Amadeus IT Group SA, 2.88%, 5/20/27, Callable 2/20/27 @ 100+(a)	871,000
1,200,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100+(a)	1,376,282
915,000	Fiserv, Inc., 1.63%, 7/1/30, Callable 4/1/30 @ 100+	1,144,195

		3,391,477

Machinery (0.0%†):
600,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100+(a)	699,022

Media (0.2%):
505,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100+	618,353
1,300,000	Informa plc, 1.25%, 4/22/28, Callable 1/22/28 @ 100+(a)	1,389,063
610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	741,715
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	589,622
560,000	WPP Finance SA, 2.38%, 5/19/27+(a)	715,267

		4,054,020

Multi-Utilities (0.4%):
1,300,000	E.ON SE, Series E, 10/24/22, Callable 9/24/22 @ 100+(a)	1,526,801
1,400,000	Engie SA, Series E, 0.38%, 2/28/23, Callable 11/28/22 @ 100+(a)	1,659,281
600,000	Engie SA, 1.75%, 3/27/28, Callable 12/27/27 @ 100+(a)	781,726
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	513,988
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100+(a)	333,465
200,000	Redexis Gas Finance BV, 1.88%, 5/28/25, Callable 2/28/25 @ 100+(a)	245,509
100,000	Suez SA, 1.63%(EUAMDB05+215.100000000000bps), 12/31/99, Callable 6/1/26 @ 100+(a)	111,955
100,000	Terega SA, 0.88%, 9/17/30, Callable 6/17/30 @ 100+(a)	116,852

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Multi-Utilities, continued
$1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	$1,538,079
200,000	Veolia Environnement SA, 1.59%, 1/10/28, Callable 10/10/27 @ 100+(a)	254,526
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100+(a)	118,227

		7,200,409

Oil, Gas & Consumable Fuels (0.1%):
720,000	Digital Dutch Finco BV, 1.50%, 3/15/30, Callable 12/15/29 @ 100+(a)	881,131
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	694,612
390,000	Equinor ASA, 1.38%, 5/22/32, Callable 2/22/32 @ 100+(a)	497,510

		2,073,253

Pharmaceuticals (0.4%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	572,860
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	577,250
700,000	Bayer AG, 1.38%, 7/6/32, Callable 4/6/32 @ 100+(a)	837,395
2,200,000	Merck Financial Services GmbH, Series E, 0.01%, 12/15/23, Callable 9/15/23 @ 100+(a)	2,583,121
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100+(a)	589,154
740,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+(a)	883,911
1,125,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,396,405
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	1,004,520

		8,444,616

Professional Services (0.0%†):
520,000	RELX Finance BV, 0.04%, 3/18/24, Callable 2/18/24 @ 100+(a)	608,709
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	263,246

		871,955

Textiles, Apparel & Luxury Goods (0.1%):
100,000	Kering SA, 0.75%, 5/13/28, Callable 2/13/28 @ 100+(a)	121,093
200,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 2/28/21+(a)	234,602
690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100+(a)	815,006
900,000	LVMH Moet Hennessy Louis Vuitton SE, 2/11/24, Callable 12/11/23 @ 100+(a)	1,057,449
220,000	Richemont International Holding SA, 0.75%, 5/26/28, Callable 2/26/28 @ 100+(a)	268,448

		2,496,598

Total Foreign Bonds (Cost $93,279,211)		98,243,875

Yankee Dollars (6.1%):
Airlines (0.0%†):
219,333	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	178,756
300,696	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	279,816

		458,572

Principal Amount		Fair Value
Yankee Dollars, continued
Auto Components (0.0%):
$863,000	Magna International, Inc., 2.45%, 6/15/30, Callable 3/15/30 @ 100	$905,776

Banks (1.9%):
2,400,000	Banco Santander SA, 2.71%, 6/27/24	2,529,269
3,033,000	Barclays plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	3,252,894
423,000	BNP Paribas SA, 3.50%, 3/1/23(a)	448,909
1,525,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,652,871
1,003,000	BNP Paribas SA, 2.82%(US0003M+1bps), 11/19/25, Callable 11/19/24 @ 100(a)	1,056,787
470,000	BPCE SA, 3.00%, 5/22/22(a)	486,235
1,172,000	BPCE SA, 2.70%, 10/1/29(a)	1,258,947
250,000	Danske Bank A/S, 3.00%(US0003M+125bps), 9/20/22, Callable 9/20/21 @ 100(a)	254,457
580,000	Danske Bank A/S, 3.88%, 9/12/23(a)	622,809
200,000	Danske Bank A/S, 1.17%, 12/8/23, Callable 12/8/22 @ 100(a)	199,955
1,389,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,560,968
4,158,000	Danske Bank A/S, 1.23%, 6/22/24, Callable 6/22/23 @ 100(a)	4,198,969
286,000	Danske Bank A/S, 1.62%, 9/11/26, Callable 9/11/25 @ 100(a)	283,737
2,053,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	2,123,605
290,000	HSBC Holdings plc, 2.01%(SOFR+173bps), 9/22/28, Callable 9/22/27 @ 100	285,265
890,000	HSBC Holdings plc, 4.58%(US0003M+153bps), 6/19/29, Callable 6/19/28 @ 100	1,023,415
854,000	HSBC Holdings plc, 3.97%(US0003M+161bps), 5/22/30, Callable 5/22/29 @ 100	948,288
364,000	ING Groep NV, 4.10%, 10/2/23	398,956
615,000	ING Groep NV, 1.40%(H15T1Y+110bps), 7/1/26, Callable 7/1/25 @ 100(a)	622,968
1,164,000	Lloyds Banking Group plc, 2.86%(US0003M+125bps), 3/17/23, Callable 3/17/22 @ 100	1,195,963
205,000	Lloyds Banking Group plc, 4.05%, 8/16/23	221,389
1,128,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	1,170,300
605,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	611,820
3,641,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	4,003,137
2,395,000	Mizuho Financial Group, Inc., 2.84%(US0003M+98bps), 7/16/25, Callable 7/16/24 @ 100	2,539,583
1,015,000	Mizuho Financial Group, Inc., 2.56%(US0003M+110bps), 9/13/25, Callable 9/13/24 @ 100	1,064,395
2,092,000	Mizuho Financial Group, Inc., 2.23%(US0003M+83bps), 5/25/26, Callable 5/25/25 @ 100	2,185,697
555,000	Mizuho Financial Group, Inc., 2.20%(US0003M+151bps), 7/10/31, Callable 7/10/30 @ 100	565,473
575,000	Mizuho Financial Group, Inc., 1.98%(US0003M+127bps), 9/8/31, Callable 9/8/30 @ 100	574,561

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$200,000	Santander UK Group Holdings plc, 4.80%(US0003M+157bps), 11/15/24, Callable 11/15/23 @ 100	$219,774
1,591,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	1,738,801
200,000	Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/8/30	202,517

		39,502,714

Beverages (0.1%):
2,250,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	2,351,596

Biotechnology (0.1%):
1,448,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,607,025

Capital Markets (0.3%):
345,000	Credit Suisse AG, 3.63%, 9/9/24	381,587
576,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(a)	600,274
544,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	600,104
1,145,000	Deutsche Bank AG, 4.25%, 10/14/21	1,177,574
206,000	Deutsche Bank AG, 4.10%, 1/13/26^	219,295
2,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	2,300
400,000	Nomura Holdings, Inc., 2.68%, 7/16/30	411,531
1,888,000	UBS Group AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,957,883
395,000	UBS Group AG, 4.13%, 9/24/25(a)	449,276

		5,799,824

Chemicals (0.0%†):
220,000	LYB International Finance BV, 4.00%, 7/15/23	238,711

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	135,635
6,000	Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	6,526

		142,161

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,735,066
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,470,884

		3,205,950

Diversified Financial Services (0.5%):
2,019,000	GE Capital International Funding, 4.42%, 11/15/35	2,123,806
9,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	9,728
432,000	NXP BV/NXP Funding LLC, 3.88%, 9/1/22(a)	456,372
1,396,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	1,527,076
323,000	NXP BV/NXP Funding LLC, 5.55%, 12/1/28, Callable 9/1/28 @ 100(a)	399,680
452,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	521,637
720,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100(a)	787,261
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,077,851
160,000	Shell International Finance BV, 2.50%, 9/12/26	174,371

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$1,642,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	$1,733,278
242,000	Total Capital International SA, 3.70%, 1/15/24	265,454
920,000	Total Capital International SA, 3.75%, 4/10/24	1,016,139
495,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100	527,177

		10,619,830

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	406,509

Food & Staples Retailing (0.0%†):
850,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	869,949

Insurance (0.1%):
196,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	233,143
955,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	1,214,930

		1,448,073

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	538,358
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	543,618
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,573,494
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	566,189

		3,221,659

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	336,887

Media (0.0%†):
460,000	Sky, Ltd., 3.75%, 9/16/24(a)	514,085

Metals & Mining (0.1%):
1,004,000	Anglo American Capital plc, 2.63%, 9/10/30, Callable 6/10/30 @ 100(a)	998,692

Oil, Gas & Consumable Fuels (0.2%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	582,056
1,164,000	Shell International Finance BV, 3.88%, 11/13/28, Callable 8/13/28 @ 100	1,358,175
236,000	Shell International Finance BV, 4.38%, 5/11/45	286,618
134,000	Suncor Energy, Inc., 5.95%, 12/1/34	165,986
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	387,706
208,000	Suncor Energy, Inc., 6.50%, 6/15/38	266,031

		3,046,572

Pharmaceuticals (0.2%):
1,835,000	AstraZeneca plc, 3.38%, 11/16/25	2,059,011
403,000	AstraZeneca plc, 1.38%, 8/6/30, Callable 5/6/30 @ 100	393,240
688,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	853,743

		3,305,994

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	261,262

Road & Rail (0.0%†):
453,000	Canadian Pacific Railway, Ltd., 2.05%, 3/5/30, Callable 12/5/29 @ 100	473,704

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond (2.1%):
$782,000	Indonesia Government International Bond, 3.85%, 10/15/30	$885,650
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27	5,691,355
910,000	Mexico Government International Bond, 3.75%, 1/11/28	976,664
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	642,787
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,506,688
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	710,675
1,020,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	1,273,725
689,000	Province of Manitoba, 3.05%, 5/14/24	750,702
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	781,546
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,790,705
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	307,706
4,767,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	4,921,294
581,000	Republic of Indonesia, 4.10%, 4/24/28	660,884
1,590,000	Republic of Indonesia, 2.85%, 2/14/30^	1,669,454
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	628,188
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	475,650
540,000	Republic of Panama, 4.50%, 5/15/47	674,325
980,000	Republic of Peru, 4.13%, 8/25/27	1,142,541
281,000	Republic of Peru, 5.63%, 11/18/50	447,969
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,520,912
2,741,000	United Mexican States, 4.50%, 4/22/29	3,068,769
6,325,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100^	6,420,621
1,260,000	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,499,400

		43,448,210

Wireless Telecommunication Services (0.1%):
1,297,000	Vodafone Group plc, 4.13%, 5/30/25	1,478,606
457,000	Vodafone Group plc, 4.38%, 2/19/43	528,611
759,000	Vodafone Group plc, 5.25%, 5/30/48	972,356

		2,979,573

Total Yankee Dollars (Cost $120,082,976)		126,143,328

Municipal Bonds (1.3%):
California (0.1%):
400,000	California State University Revenue, 2.90%, 11/1/51, Continuously Callable @100	401,736
1,055,000	San Diego Community College District, GO, 3.34%, 8/1/43, Continuously Callable @100	1,120,684
160,000	State of California, Build America Bonds, GO, 7.63%, 3/1/40	273,578
347,000	University of California Revenue, 4.77%, 5/15/15	486,220
50,000	University of California Revenue, 4.86%, 5/15/12	70,887

		2,353,105

Ohio (0.0%†):
490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	504,043

Massachusetts (0.2%):
620,000	Commonwealth of Massachusetts, GO, 5.00%, 3/1/29	826,243

Principal Amount		Fair Value
Municipal Bonds, continued
Massachusetts, continued
$450,000	Massachusetts School Building Authority Revenue, Series B, 5.00%, 10/15/41, Pre-refunded 10/15/21 @ 100	$472,838
1,260,000	Massachusetts School Building Authority Revenue, 3.40%, 10/15/40, Continuously Callable @100	1,349,321
1,780,000	Massachusetts Water Resources Authority Revenue, 3.10%, 8/1/39, Continuously Callable @100	1,876,245

		4,524,647

North Carolina (0.1%):
450,000	County of Mecklenburg NC, GO, 5.00%, 3/1/30, Continuously Callable @100	596,525
1,610,000	State of North Carolina, GO, 5.00%, 6/1/30, Continuously Callable @100	2,163,099

		2,759,624

Florida (0.0%†):
140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	149,743
520,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.49%, 10/1/42, Continuously Callable @100	557,518

		707,261

New Jersey (0.1%):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	724,379
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	262,067
350,000	Rutgers The State University of New Jersey Revenue, 3.27%, 5/1/43	376,901

		1,363,347

New York (0.1%):
885,000	New York State Thruway Authority Revenue, 2.90%, 1/1/35	948,401

Delaware (0.0%†):
550,000	State of Delaware, GO, 5.00%, 1/1/30	752,213

Lousiana (0.1%):
870,000	State of Louisiana, GO, 5.00%, 3/1/28	1,127,137
830,000	State of Louisiana, GO, 5.00%, 3/1/27	1,052,033

		2,179,170

Maryland (0.3%):
1,665,000	State of Maryland, GO, 5.00%, 3/15/29	2,238,676
2,605,000	State of Maryland, GO, 5.00%, 3/15/28	3,424,975
665,000	State of Maryland, GO, 5.00%, 3/15/27	856,979

		6,520,630

Minnesota (0.1%):
730,000	State of Minnesota, GO, 5.00%, 8/1/29, Continuously Callable @100	963,622

Oregon (0.0%†):
635,000	State of Oregon Department of Transportation Revenue, 3.17%, 11/15/38, Continuously Callable @100	682,263

Pennsylvania (0.0%†):
530,000	The Pennsylvania State University Revenue, Series D, 2.84%, 9/1/50	544,496

Michigan (0.1%):
1,024,000	University of Michigan Revenue, 2.44%, 4/1/40, Continuously Callable @100	1,046,446

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Nebraska (0.1%):
$1,175,000	University of Nebraska Facilities Corp. Revenue, 3.04%, 10/1/49	$1,293,052

Total Municipal Bonds (Cost $26,179,900)		27,142,320

U.S. Government Agency Mortgages (29.3%):
Federal Home Loan Bank (0.3%):
4,080,000	3.56%, 5/16/33	5,178,936

		5,178,936

Federal Home Loan Mortgage Corporation (3.8%):
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,957,111
1,057,314	Class A1, Series KIR2, 2.75%, 3/25/27	1,120,827
199,881	3.00%, 9/1/27, Pool #U70060	210,957
3,185,000	Class A2, Series K076, 3.90%, 4/25/28	3,823,115
11,000	Class A2, Series K078, 3.85%, 6/25/28, Callable 6/25/28 @ 100	13,168
102,522	3.00%, 7/1/28, Pool #U79018	108,610
1,180,000	Class A2, Series K083, 4.05%, 9/25/28, Callable 9/25/28 @ 100	1,434,148
3,293,000	Class A2, Series K084, 3.78%, 10/25/28	3,896,706
1,050,000	Class A2, Series K088, 3.69%, 1/25/29	1,254,719
591,000	1.15%, 9/15/29(c)	534,869
37,497	3.00%, 1/1/30, Pool #V60696	40,133
48,029	3.00%, 1/1/30, Pool #V60724	51,443
75,294	2.50%, 3/1/30, Pool #V60770	79,360
123,627	2.50%, 5/1/30, Pool #V60796	131,002
82,227	2.50%, 5/1/30, Pool #J31418	86,638
195,286	2.50%, 5/1/30, Pool #J31728	204,900
172,786	3.00%, 5/1/30, Pool #J31689	185,996
336,415	3.00%, 6/1/30, Pool #V60840	361,158
31,836	2.50%, 7/1/30, Pool #J32209	33,547
33,043	2.50%, 7/1/30, Pool #J32204	34,876
8,067	2.50%, 7/1/30, Pool #J32491	8,461
8,419	2.50%, 7/1/30, Pool #V60905	8,921
156,169	3.00%, 7/1/30, Pool #G15520	167,242
19,451	3.00%, 7/1/30, Pool #J32181	20,949
32,935	3.00%, 8/1/30, Pool #V60909	35,358
137,378	2.50%, 8/1/30, Pool #V60886	146,663
20,123	3.00%, 8/1/30, Pool #J32436	21,545
112,143	2.50%, 8/1/30, Pool #V60902	119,917
341,638	2.50%, 9/1/30, Pool #V60904	362,023
107,684	2.50%, 9/1/30, Pool #V60903	113,646
190,000	6.75%, 3/15/31	297,281
197,000	1.35%, 3/15/31(c)	172,264
550,445	2.50%, 4/1/31, Pool #G16186	582,257
108,204	5.50%, 2/1/35, Pool #G04692	125,488
116,988	3.00%, 9/1/37, Pool #ZA2471	124,074
166,332	6.00%, 4/1/39, Pool #G07613	196,939
30,393	4.50%, 12/1/39, Pool #A90196	34,116
1,589,332	3.50%, 1/1/40, Pool #RB5028	1,688,621
182,054	3.50%, 2/1/40, Pool #RB5034	193,518
28,211	4.50%, 7/1/40, Pool #A93010	31,457
39,909	4.00%, 8/1/40, Pool #A93534	43,602
588,527	4.50%, 9/1/40, Pool #A93700	656,373
207,242	4.00%, 9/1/40, Pool #A93851	232,695
36,073	4.00%, 10/1/40, Pool #A95923	40,088
27,426	4.00%, 11/1/40, Pool #A94779	30,481
31,084	4.00%, 11/1/40, Pool #A94977	34,556
35,816	4.00%, 11/1/40, Pool #A95144	40,337
2,158	4.00%, 4/1/41, Pool #Q00093	2,377
83,528	4.50%, 5/1/41, Pool #Q00804	93,104
89,125	4.50%, 5/1/41, Pool #Q00959	99,113
401,558	Class FL, Series 4248, 0.60%(US0001M+45bps), 5/15/41	396,899
451,001	5.50%, 6/1/41, Pool #G07553	514,921
464,271	3.50%, 10/1/41, Pool #G08462	499,768
61,509	4.00%, 10/1/41, Pool #Q04022	69,383

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$34,482	4.00%, 10/1/41, Pool #Q03841	$38,929
97,920	5.00%, 10/1/41, Pool #G07642	110,308
215,176	3.50%, 4/1/42, Pool #Q07417	237,364
239,328	3.50%, 4/1/42, Pool #C03811	266,448
23,197	3.50%, 5/1/42, Pool #Q08239	25,463
7,179	3.50%, 5/1/42, Pool #Q08306	7,883
12,208	3.50%, 5/1/42, Pool #Q07896	13,150
27,356	3.50%, 8/1/42, Pool #Q12162	30,179
199,546	3.50%, 8/1/42, Pool #G07106	220,141
324,678	3.50%, 8/1/42, Pool #Q10724	349,753
28,617	3.50%, 10/1/42, Pool #Q11750	30,811
17,952	3.50%, 10/1/42, Pool #Q11909	19,812
407,649	3.50%, 11/1/42, Pool #Q13134	440,329
239,497	3.00%, 12/1/42, Pool #C04320	257,281
270,054	3.00%, 1/1/43, Pool #Q14866	288,030
164,098	3.00%, 3/1/43, Pool #Q16403	174,093
256,097	3.00%, 3/1/43, Pool #Q16673	271,723
128,916	3.50%, 6/1/43, Pool #Q18718	141,371
197,167	3.50%, 7/1/43, Pool #Q20206	219,018
87,191	3.50%, 8/1/43, Pool #Q21320	94,632
87,933	4.00%, 9/1/43, Pool #Q21579	99,719
2,981,365	3.00%, 9/1/43, Pool #G60675	3,269,100
249,464	3.00%, 10/1/43, Pool #G60037	268,035
276,068	4.50%, 12/1/43, Pool #Q23779	305,085
205,363	4.50%, 12/1/43, Pool #G60018	223,903
21,304	3.50%, 1/1/44, Pool #Q24368	23,659
930,633	Class XZ, Series 4316, 4.50%, 3/15/44	1,157,714
107,850	4.00%, 4/1/44, Pool #Q25643	119,177
15,123	3.50%, 4/1/44, Pool #Q25812	16,933
885,338	3.50%, 4/1/44, Pool #G07848	969,923
1,360,501	Class ZX, Series 4352, 4.00%, 4/15/44	1,509,468
23,533	3.50%, 5/1/44, Pool #Q26218	26,003
18,112	3.50%, 5/1/44, Pool #Q26452	20,293
15,484	3.50%, 5/1/44, Pool #Q25988	17,332
32,647	3.50%, 5/1/44, Pool #Q26362	35,882
16,361	3.50%, 6/1/44, Pool #Q26707	18,017
111,104	3.50%, 6/1/44, Pool #Q28764	122,637
21,631	3.50%, 7/1/44, Pool #Q27319	23,911
157,164	4.00%, 7/1/44, Pool #G60901	173,191
78,074	3.50%, 8/1/44, Pool #Q27843	87,444
37,196	3.50%, 9/1/44, Pool #Q28604	41,111
16,080	3.50%, 9/1/44, Pool #Q28763	17,602
98,522	3.50%, 9/1/44, Pool #Q28605	110,348
6,109	3.50%, 11/1/44, Pool #Q29697	6,651
2,324	3.50%, 11/1/44, Pool #Q29911	2,542
28,513	3.50%, 1/1/45, Pool #Q31122	31,105
40,257	3.50%, 1/1/45, Pool #Q30876	44,036
29,486	4.00%, 2/1/45, Pool #Q31338	33,813
14,024	4.00%, 2/1/45, Pool #Q31128	16,075
88,201	3.50%, 5/1/45, Pool #Q33606	96,141
10,987	3.50%, 5/1/45, Pool #Q33131	11,960
76,868	3.50%, 6/1/45, Pool #Q34176	83,703
2,367	3.50%, 7/1/45, Pool #Q34960	2,580
25,121	3.50%, 9/1/45, Pool #Q36302	28,152
217,773	4.00%, 10/1/45, Pool #Q36972	241,022
8,766	3.50%, 10/1/45, Pool #V81932	9,548
32,544	4.00%, 12/1/45, Pool #Q37955	37,295
36,178	4.00%, 12/1/45, Pool #Q37957	40,917
365,278	3.50%, 1/1/46, Pool #G60393	397,262
27,679	3.50%, 2/1/46, Pool #V82209	30,083
253,880	3.50%, 3/1/46, Pool #Q39250	276,539
330,105	3.50%, 5/1/46, Pool #G60561	361,064
524,175	4.00%, 7/1/46, Pool #V82528	578,640
261,544	4.00%, 8/1/46, Pool #V82553	288,676
7,501,052	3.00%, 8/1/46, Pool #G60717	8,075,372

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$642,405	Class FB, Series 4606, 0.65%(US0001M+50bps), 8/15/46	$643,141
37,576	4.00%, 9/1/46, Pool #G60729	41,469
442,455	3.00%, 9/1/46, Pool #G60718	471,124
2,882,806	3.00%, 9/1/46, Pool #Q43104	3,104,469
1,107,623	3.00%, 9/1/46, Pool #Q42979	1,178,784
83,976	4.00%, 10/1/46, Pool #V82661	92,664
1,478,633	3.00%, 12/1/46, Pool #V82781	1,568,993
114,843	3.00%, 12/1/46, Pool #Q45083	126,114
230,062	3.00%, 12/1/46, Pool #Q45080	245,951
427,654	3.00%, 12/1/46, Pool #Q45064	455,337
492,982	3.00%, 12/1/46, Pool #Q44853	530,875
1,751,818	4.00%, 2/1/47, Pool #V82929	1,933,022
776,319	3.50%, 3/1/47, Pool #G60968	861,360
1,905,011	4.50%, 7/1/47, Pool #G61047	2,131,092
148,434	3.50%, 7/1/47, Pool #Q53113	164,439
552,404	3.50%, 10/1/47, Pool #G61178	617,829
726,104	3.50%, 12/1/47, Pool #G61208	812,190
1,681,498	3.50%, 1/1/48, Pool #Q53747	1,811,504
87,773	3.50%, 1/1/48, Pool #Q53630	98,220
161,936	3.50%, 1/1/48, Pool #Q53648	176,947
2,219,885	4.50%, 8/1/48, Pool #G67715	2,479,936
17,785	3.00%, 7/1/50, Pool #QB1488	19,591
36,418	3.00%, 7/1/50, Pool #QB1486	40,112
165,651	3.00%, 7/1/50, Pool #QB1479	181,163
17,986	3.00%, 7/1/50, Pool #QB1158	19,292
115,849	3.00%, 8/1/50, Pool #QB2339	127,615
1,223,792	3.00%, 8/1/50, Pool #RA3282	1,314,532
1,413,487	3.00%, 8/1/50, Pool #RA3313	1,499,739
1,027,532	3.00%, 8/1/50, Pool #RA3388	1,106,502
5,100,610	3.00%, 8/1/50, Pool #SD8084	5,389,185
1,895,370	3.00%, 8/1/50, Pool #RA3324	2,041,042

		78,638,334

Federal National Mortgage Association (18.3%):
142,280	2.50%, 9/1/27, Pool #AB6194	149,815
96,090	2.50%, 9/1/27, Pool #AP5205	100,439
33,960	2.50%, 2/1/28, Pool #AB8446	35,501
48,644	3.00%, 4/1/28, Pool #AT3121	52,167
75,618	2.50%, 4/1/28, Pool #AB8870	79,531
51,812	3.00%, 5/1/28, Pool #AT6033	55,541
207,257	2.50%, 8/1/28, Pool #AS0190	217,981
1,289,000	Class A2, Series 2018-M14, 3.70%, 8/25/28	1,521,987
958,265	3.50%, 9/1/28, Pool #AL4245	1,016,441
254,304	3.50%, 10/1/28, Pool #AV0198	269,719
120,596	3.00%, 10/1/28, Pool #AU8774	129,346
12,919	3.00%, 10/1/28, Pool #AQ4132	13,854
401,563	3.50%, 11/1/28, Pool #AV1360	425,910
13,556	3.00%, 11/1/28, Pool #AV0298	14,534
314,363	3.00%, 4/1/29, Pool #AW0937	337,113
2,805,000	Class A2, Series 2019-M7, 3.14%, 4/25/29	3,214,754
223,432	3.00%, 5/1/29, Pool #AW2544	239,648
433,355	3.00%, 6/1/29, Pool #AS2676	464,626
533,607	3.00%, 7/1/29, Pool #AW4229	572,219
110,079	3.00%, 7/1/29, Pool #AW1281	117,372
884,482	3.00%, 9/1/29, Pool #AL6897	948,548
276,492	3.00%, 9/1/29, Pool #AS3220	296,461
136,653	3.50%, 9/1/29, Pool #AX0105	146,424
303,737	3.50%, 9/1/29, Pool #AL5806	325,437
1,350,000	Class A2, Series 2020-M1, 2.44%, 9/25/29	1,494,275
160,953	3.00%, 10/1/29, Pool #AS3594	172,594
37,280	3.50%, 10/1/29, Pool #AX2741	39,935
211,754	3.50%, 12/1/29, Pool #AS3988	226,858
613,735	3.00%, 1/1/30, Pool #AL6144	658,123
2,605,000	1.20%, 1/15/30(c)	2,340,184
86,832	2.50%, 2/1/30, Pool #BM3403	91,008

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$22,880	2.50%, 2/1/30, Pool #AS4485	$24,225
26,279	2.50%, 2/1/30, Pool #AS4488	27,683
167,561	2.50%, 3/1/30, Pool #AS4688	178,705
126,054	3.00%, 3/1/30, Pool #AL6583	135,691
102,154	3.00%, 4/1/30, Pool #AL6584	109,746
75,312	2.50%, 4/1/30, Pool #AY3416	79,958
60,412	3.00%, 5/1/30, Pool #AL6761	64,792
40,268	2.50%, 5/1/30, Pool #AY0828	42,284
3,901,000	1.25%, 5/15/30(c)	3,477,648
329,243	3.00%, 6/1/30, Pool #AL9381	353,289
23,184	2.50%, 7/1/30, Pool #AS5405	24,594
130,549	2.50%, 7/1/30, Pool #AS5403	137,718
22,545	3.00%, 7/1/30, Pool #AX9700	24,259
81,308	3.00%, 7/1/30, Pool #AL7139	87,332
97,891	3.00%, 7/1/30, Pool #AX9701	105,151
14,006	3.00%, 7/1/30, Pool #AZ2297	15,071
38,648	2.50%, 7/1/30, Pool #AZ2170	41,236
256,075	2.50%, 8/1/30, Pool #BM3552	269,746
156,167	3.00%, 8/1/30, Pool #AL7225	167,753
139,479	3.00%, 8/1/30, Pool #AL7227	149,362
63,227	2.50%, 8/1/30, Pool #AS5548	66,714
106,349	3.00%, 8/1/30, Pool #AS5622	114,222
118,788	3.00%, 8/1/30, Pool #AS5623	127,175
86,747	2.50%, 8/1/30, Pool #AS5614	92,535
10,806	3.00%, 8/1/30, Pool #AZ8597	11,626
20,885	3.00%, 8/1/30, Pool #AX3298	22,477
20,823	3.50%, 8/1/30, Pool #AS5707	22,191
668,666	3.50%, 8/1/30, Pool #AL7430	716,358
157,211	2.50%, 8/1/30, Pool #AS5616	166,442
19,924	3.00%, 8/1/30, Pool #AZ7833	21,435
88,282	3.50%, 8/1/30, Pool #AS5708	95,391
98,383	2.50%, 9/1/30, Pool #AS5872	104,943
77,479	2.50%, 9/1/30, Pool #AS5786	81,753
107,465	3.00%, 9/1/30, Pool #AS5728	115,634
43,918	3.00%, 9/1/30, Pool #AZ5719	47,267
84,038	3.00%, 9/1/30, Pool #AS5714	90,257
29,133	3.00%, 9/1/30, Pool #AL7320	31,242
85,198	2.50%, 11/1/30, Pool #AS6115	90,215
89,212	2.50%, 11/1/30, Pool #AS6116	94,616
12,992	2.50%, 11/1/30, Pool #AL7800	13,804
93,481	2.50%, 11/1/30, Pool #AS6141	99,715
88,716	2.50%, 11/1/30, Pool #AS6142	93,607
1,714,012	3.00%, 1/1/31, Pool #BM3537	1,838,057
145,363	2.50%, 3/1/31, Pool #BM1595	152,172
145,060	2.50%, 6/1/31, Pool #AS7320	152,330
232,721	2.50%, 7/1/31, Pool #AS7605	244,394
257,189	2.50%, 7/1/31, Pool #AS7617	270,066
10,551	2.50%, 8/1/31, Pool #BC2777	11,076
38,195	4.00%, 8/1/31, Pool #AY4688	41,613
50,479	4.00%, 8/1/31, Pool #AY4707	54,994
1,841,455	3.00%, 8/1/31, Pool #AL9376	1,982,173
160,605	3.00%, 9/1/31, Pool #AL9378	172,504
2,096,477	2.50%, 10/1/31, Pool #BC4773	2,220,739
587,006	2.50%, 10/1/31, Pool #AS8208	616,462
96,459	2.00%, 10/1/31, Pool #MA2774	100,782
1,069,751	2.50%, 10/1/31, Pool #AS8195	1,133,467
427,103	2.50%, 10/1/31, Pool #AS8193	447,872
327,454	2.50%, 10/1/31, Pool #AS8009	346,879
465,447	2.00%, 11/1/31, Pool #AS8251	483,918
307,655	2.50%, 11/1/31, Pool #BC2631	326,922
156,813	2.50%, 11/1/31, Pool #BC2629	164,676
175,557	2.50%, 11/1/31, Pool #BC2628	186,042
29,312	2.00%, 11/1/31, Pool #AS8291	30,473
352,051	2.50%, 11/1/31, Pool #AS8240	369,660
235,576	2.50%, 11/1/31, Pool #AS8241	249,542

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$171,916	2.50%, 11/1/31, Pool #AS8245	$182,148
548,068	2.00%, 11/1/31, Pool #BM3054	572,592
154,844	2.00%, 11/1/31, Pool #BC9040	161,785
130,943	2.00%, 12/1/31, Pool #MA2845	136,821
16,794	3.00%, 2/1/32, Pool #BE5670	17,807
31,708	2.50%, 2/1/32, Pool #BM1036	33,526
963,323	3.50%, 2/1/32, Pool #AS8885	1,034,209
342,351	2.50%, 3/1/32, Pool #AS9316	365,972
529,391	3.00%, 3/1/32, Pool #AS9327	561,511
305,793	2.50%, 3/1/32, Pool #AS9317	322,800
795,001	2.00%, 3/1/32, Pool #BM3061	833,563
548,691	2.50%, 3/1/32, Pool #AS9318	578,656
507,059	2.50%, 3/1/32, Pool #AS9321	532,403
599,816	2.50%, 3/1/32, Pool #AS9319	629,681
2,367,862	3.50%, 4/1/32, Pool #BM3503	2,538,395
1,707,486	3.50%, 5/1/32, Pool #BM1602	1,816,028
2,508,314	3.00%, 6/1/32, Pool #BM1791	2,699,993
787,724	2.50%, 8/1/32, Pool #BM3578	831,414
303,323	3.00%, 9/1/32, Pool #BM3240	318,950
87,434	3.50%, 11/1/32, Pool #BJ2054	95,518
56,841	3.50%, 1/1/33, Pool #BJ2096	60,447
94,325	5.50%, 1/1/33, Pool #676661	108,935
1,501,529	2.50%, 2/1/33, Pool #BM3793	1,601,673
70,150	5.50%, 5/1/33, Pool #555424	80,752
104,893	4.00%, 9/1/33, Pool #BK7642	113,197
586,351	4.00%, 10/1/33, Pool #CA2404	638,601
300,786	4.00%, 10/1/33, Pool #CA2528	326,953
315,629	4.00%, 10/1/33, Pool #CA2527	335,952
415,130	4.00%, 10/1/33, Pool #CA2406	447,833
335,160	4.00%, 11/1/33, Pool #CA2555	366,065
1,800,119	4.00%, 11/1/33, Pool #CA2557	1,957,267
702,305	2.50%, 12/1/33, Pool #FM1680	736,848
550,998	5.00%, 2/1/35, Pool #735226	623,616
171,671	5.50%, 2/1/35, Pool #735989	200,155
41,224	5.00%, 3/1/35, Pool #735288	47,865
15,310	6.00%, 4/1/35, Pool #735504	17,987
260,761	3.00%, 8/1/35, Pool #CA6849	280,136
267,206	3.00%, 8/1/35, Pool #CA6876	288,389
78,371	5.00%, 9/1/35, Pool #889974	88,684
3,547,000	3.00%, 10/25/35, TBA	3,721,579
9,092,000	2.00%, 10/25/35, TBA	9,451,418
178,030	4.00%, 1/1/36, Pool #AB0686	199,391
21,881	3.00%, 4/1/36, Pool #MA2579	23,201
24,774	3.00%, 8/1/36, Pool #AS7651	26,268
390,411	5.50%, 9/1/36, Pool #995113	454,251
62,513	3.00%, 10/1/36, Pool #FM4127	66,264
44,526	3.00%, 10/1/36, Pool #AL9227	46,669
133,401	3.00%, 11/1/36, Pool #AS8349	141,226
326,932	3.00%, 11/1/36, Pool #AS8348	346,079
286,383	3.00%, 12/1/36, Pool #BE1896	306,732
397,492	3.00%, 12/1/36, Pool #AS8553	431,284
18,487	5.50%, 2/1/38, Pool #961545	20,818
942,842	3.00%, 3/1/38, Pool #FM2814	996,286
12,921	6.00%, 3/1/38, Pool #889529	15,343
417,557	3.00%, 4/1/38, Pool #FM4266	442,485
40,801	6.00%, 5/1/38, Pool #889466	48,435
90,075	5.50%, 5/1/38, Pool #889692	103,943
69,415	5.50%, 5/1/38, Pool #889441	78,206
60,087	5.50%, 6/1/38, Pool #995018	69,278
686,304	3.00%, 6/1/38, Pool #FM3881	730,190
17,405	5.50%, 9/1/38, Pool #889995	19,951
41,671	6.00%, 10/1/38, Pool #889983	49,474
194,683	5.50%, 1/1/39, Pool #AB0200	226,936
87,894	4.50%, 4/1/39, Pool #930922	97,595
150,491	3.50%, 5/1/39, Pool #MA3660	159,373

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$100,628	4.50%, 5/1/39, Pool #AL1472	$111,833
960,457	5.00%, 6/1/39, Pool #AL7521	1,086,829
630,520	6.00%, 7/1/39, Pool #BF0056	737,248
46,153	5.50%, 10/1/39, Pool #AD0362	52,772
42,761	5.50%, 12/1/39, Pool #AD0571	49,390
282,821	5.50%, 12/1/39, Pool #AC6680	338,289
483,117	3.50%, 12/1/39, Pool #MA3869	513,136
228,597	3.50%, 1/1/40, Pool #MA3891	242,961
5,429,565	4.50%, 1/1/40, Pool #AC8568	6,036,430
379,385	3.50%, 2/1/40, Pool #MA3935	403,261
38,188	5.50%, 3/1/40, Pool #AL5304	43,738
274,969	6.00%, 4/1/40, Pool #AL4141	322,434
30,471	4.50%, 4/1/40, Pool #AD4038	33,811
53,767	6.50%, 5/1/40, Pool #AL1704	63,319
78,317	4.50%, 7/1/40, Pool #AB1226	87,290
137,766	4.00%, 7/1/40, Pool #AE0113	151,750
78,381	4.50%, 7/1/40, Pool #AD7127	85,856
3,296	4.00%, 8/1/40, Pool #AD9136	3,621
243,270	4.00%, 8/1/40, Pool #AE0216	267,843
30,146	6.00%, 9/1/40, Pool #AE0823	34,916
275,815	4.00%, 10/1/40, Pool #AE7535	303,761
664,187	4.00%, 10/1/40, Pool #AB1614	740,839
42,320	4.00%, 11/1/40, Pool #AE8407	46,494
195,289	4.00%, 12/1/40, Pool #AH0946	215,000
27,363	4.00%, 12/1/40, Pool #AH0006	30,069
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	3,108,966
45,420	4.00%, 1/1/41, Pool #AL7167	48,990
6,841,220	Class ZA, Series 2011-8, 4.00%, 2/25/41	7,350,594
458,069	4.00%, 4/1/41, Pool #AI1186	504,438
66,871	6.00%, 6/1/41, Pool #AL4142	78,274
644,647	5.00%, 7/1/41, Pool #AL7524	734,872
32,792	4.50%, 7/1/41, Pool #AB3314	36,471
784,578	5.50%, 9/1/41, Pool #AL8430	903,308
480,190	4.00%, 9/1/41, Pool #AJ1541	527,992
47,800	4.00%, 9/1/41, Pool #AI5228	52,619
44,025	4.50%, 9/1/41, Pool #AI8961	49,490
32,132	4.00%, 10/1/41, Pool #AC9312	35,328
2,636,652	4.00%, 11/1/41, Pool #AJ4701	2,930,289
41,619	4.00%, 12/1/41, Pool #AJ7684	47,686
128,012	4.00%, 12/1/41, Pool #AB4054	146,672
1,053,813	4.00%, 1/1/42, Pool #AB4307	1,160,496
37,559	3.50%, 1/1/42, Pool #AK2073	41,257
252,972	3.50%, 1/1/42, Pool #AW8154	277,245
116,099	4.00%, 2/1/42, Pool #AB4530	127,820
31,732	3.50%, 4/1/42, Pool #AK7510	34,548
112,287	3.50%, 4/1/42, Pool #AO0777	118,349
223,956	4.00%, 5/1/42, Pool #AO2961	246,722
77,470	4.00%, 5/1/42, Pool #AT6144	88,813
16,330	3.50%, 5/1/42, Pool #AO2881	17,758
76,823	4.00%, 5/1/42, Pool #A02114	84,616
41,896	3.50%, 6/1/42, Pool #AO3107	46,418
29,137	3.50%, 6/1/42, Pool #AK9225	31,926
18,570	3.50%, 6/1/42, Pool #AO3048	20,349
68,435	4.00%, 6/1/42, Pool #AL2003	75,336
33,597	3.50%, 6/1/42, Pool #AL2168	37,426
162,180	4.00%, 7/1/42, Pool #AL4244	185,830
2,660,699	4.00%, 7/1/42, Pool #AL2160	3,048,634
49,318	3.50%, 7/1/42, Pool #AO9707	54,118
42,325	4.00%, 7/1/42, Pool #AL2607	46,596
71,657	3.50%, 8/1/42, Pool #AO7152	77,138
844,200	4.00%, 8/1/42, Pool #AL2242	929,466
233,797	4.50%, 9/1/42, Pool #AL2482	260,762
75,795	4.00%, 9/1/42, Pool #AL2901	83,457
37,764	4.00%, 9/1/42, Pool #AX3706	41,581
334,060	3.50%, 10/1/42, Pool #AB6512	353,674

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$192,028	3.00%, 12/1/42, Pool #AB7271	$209,303
195,285	4.00%, 12/1/42, Pool #AL6055	223,836
320,797	3.50%, 12/1/42, Pool #AL8045	348,205
88,117	3.50%, 12/1/42, Pool #AQ7127	94,644
154,619	3.00%, 12/1/42, Pool #AB7425	168,493
470,120	3.00%, 1/1/43, Pool #AB7497	504,985
497,043	3.00%, 1/1/43, Pool #AB7567	533,963
119,208	4.00%, 1/1/43, Pool #AL7369	131,226
312,224	3.00%, 1/1/43, Pool #AB7755	343,016
251,641	3.00%, 1/1/43, Pool #AB7565	275,079
475,599	3.00%, 1/1/43, Pool #AB7458	510,938
1,508,807	4.50%, 1/1/43, Pool #AL8206	1,681,494
192,345	3.50%, 2/1/43, Pool #AL2935	213,047
474,093	3.50%, 3/1/43, Pool #AL3409	511,639
38,047	3.50%, 3/1/43, Pool #AR9203	41,710
187,420	4.00%, 3/1/43, Pool #AL3300	208,108
109,968	3.00%, 3/1/43, Pool #AB8830	120,849
44,548	3.00%, 3/1/43, Pool #AB8712	48,961
16,751	3.50%, 3/1/43, Pool #AT0310	17,746
13,233	3.50%, 3/1/43, Pool #AR6909	14,013
25,466	3.50%, 3/1/43, Pool #AR8128	26,956
331,167	3.00%, 3/1/43, Pool #AB8701	363,884
105,190	3.00%, 3/1/43, Pool #AR9218	110,175
77,877	3.00%, 3/1/43, Pool #AR7568	82,622
91,047	3.00%, 3/1/43, Pool #AR7576	95,410
95,784	3.00%, 4/1/43, Pool #AT2043	100,370
95,465	3.00%, 4/1/43, Pool #AB8923	100,004
162,396	3.00%, 4/1/43, Pool #AT2040	170,163
19,799	3.50%, 4/1/43, Pool #AT3019	20,972
47,402	3.00%, 4/1/43, Pool #AT2037	50,281
311,823	3.00%, 4/1/43, Pool #AB9016	342,608
43,405	3.00%, 4/1/43, Pool #AB9033	47,697
123,505	3.00%, 4/1/43, Pool #AR8630	129,412
84,233	3.00%, 4/1/43, Pool #AB8924	88,254
27,688	3.50%, 5/1/43, Pool #MA1440	29,805
78,064	3.50%, 5/1/43, Pool #AB9255	85,558
19,789	3.50%, 6/1/43, Pool #AB9567	21,691
12,820	3.00%, 6/1/43, Pool #AB9564	14,073
328,077	3.50%, 7/1/43, Pool #AT9667	353,130
114,972	3.50%, 7/1/43, Pool #AR7145	123,752
179,254	3.50%, 7/1/43, Pool #AT8464	192,757
364,775	3.50%, 7/1/43, Pool #AL4010	403,385
59,480	3.50%, 7/1/43, Pool #AT3906	65,243
525,097	3.50%, 7/1/43, Pool #AU0918	583,151
11,336	3.50%, 8/1/43, Pool #AT7333	12,582
43,376	3.50%, 8/1/43, Pool #AU3270	47,996
90,861	3.50%, 8/1/43, Pool #AU0613	100,541
102,509	3.50%, 8/1/43, Pool #AU0570	113,390
12,067	3.50%, 8/1/43, Pool #AU3032	13,394
411,392	3.50%, 8/1/43, Pool #AS0209	454,932
15,148	3.50%, 9/1/43, Pool #AT7267	16,821
1,228,122	4.00%, 10/1/43, Pool #BM1502	1,349,784
84,597	4.00%, 10/1/43, Pool #AL7577	93,159
805,983	3.50%, 11/1/43, Pool #AL9745	871,165
963,845	5.00%, 12/1/43, Pool #AL7777	1,082,389
73,045	3.50%, 1/1/44, Pool #AS1703	81,047
81,948	3.50%, 1/1/44, Pool #AS1539	90,965
103,424	4.00%, 3/1/44, Pool #AV6577	116,532
2,959,058	3.50%, 5/1/44, Pool #BM5002	3,315,997
7,523	3.50%, 6/1/44, Pool #AS2591	8,193
20,340	3.50%, 6/1/44, Pool #AW6405	22,763
19,749	4.00%, 7/1/44, Pool #AW7055	22,352
1,287,001	4.00%, 8/1/44, Pool #AL5601	1,476,428
558,533	5.00%, 11/1/44, Pool #AL8878	628,641
178,947	4.00%, 12/1/44, Pool #AX9372	202,709

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$13,029	4.00%, 12/1/44, Pool #AX6255	$14,945
13,989	4.00%, 12/1/44, Pool #AY0299	16,043
56,860	4.00%, 1/1/45, Pool #AX8713	64,333
141,488	4.00%, 1/1/45, Pool #AY0367	159,443
133,295	4.00%, 2/1/45, Pool #AS4308	149,074
373,754	3.50%, 2/1/45, Pool #BM1100	409,074
26,444	4.00%, 2/1/45, Pool #AY1866	30,335
91,652	4.00%, 2/1/45, Pool #AY2693	105,044
16,323	4.00%, 5/1/45, Pool #AY8218	17,984
53,798	4.00%, 5/1/45, Pool #AY9770	61,677
279,295	5.00%, 6/1/45, Pool #BM3784	313,251
878,020	3.50%, 7/1/45, Pool #AS5453	956,124
361,645	3.50%, 7/1/45, Pool #AS5459	405,158
45,149	3.50%, 8/1/45, Pool #AS5640	49,164
179,735	4.50%, 9/1/45, Pool #AL7936	201,559
360,892	3.50%, 10/1/45, Pool #MA2414	387,436
33,248	4.00%, 10/1/45, Pool #BA2879	37,169
28,560	4.00%, 10/1/45, Pool #BA2878	31,721
34,447	4.00%, 10/1/45, Pool #BA2877	39,461
33,373	4.00%, 10/1/45, Pool #AZ9244	37,750
82,036	4.00%, 10/1/45, Pool #AL7442	94,027
31,544	4.00%, 10/1/45, Pool #AZ9243	36,132
81,273	3.50%, 11/1/45, Pool #AS6195	91,051
9,321	4.50%, 11/1/45, Pool #AS6233	10,373
94,440	4.50%, 11/1/45, Pool #AL9501	107,381
1,327,898	3.50%, 11/1/45, Pool #BM1124	1,470,326
342,907	3.50%, 12/1/45, Pool #AL9635	372,695
101,683	4.00%, 12/1/45, Pool #BA4737	114,951
97,724	4.00%, 12/1/45, Pool #BA4736	111,983
43,485	4.00%, 12/1/45, Pool #BA2924	47,940
349,372	4.00%, 12/1/45, Pool #AS6347	390,729
275,208	4.50%, 12/1/45, Pool #BM1756	306,537
210,846	4.00%, 2/1/46, Pool #AS6662	234,135
2,123,801	3.50%, 3/1/46, Pool #AS6788	2,327,312
372,941	3.50%, 3/1/46, Pool #AS6823	404,458
4,230,200	3.50%, 4/1/46, Pool #BC5981	4,687,659
168,565	3.50%, 4/1/46, Pool #AL8521	186,824
299,092	3.50%, 4/1/46, Pool #AS7015	319,003
254,763	3.50%, 5/1/46, Pool #AL8570	276,473
24,859	3.00%, 6/1/46, Pool #AS7365	26,655
1,425,566	4.00%, 6/1/46, Pool #AL9093	1,560,136
56,148	3.50%, 6/1/46, Pool #BC1154	62,831
1,311,571	3.50%, 6/1/46, Pool #AS7383	1,422,797
1,103,156	3.50%, 6/1/46, Pool #AS7353	1,197,052
2,711,040	3.00%, 7/1/46, Pool #BC1450	2,882,077
2,529,919	3.50%, 7/1/46, Pool #BA7748	2,769,425
741,990	4.50%, 7/1/46, Pool #BM1920	845,475
3,542,203	4.00%, 7/1/46, Pool #AL8857	3,905,165
536,513	4.50%, 7/1/46, Pool #BM3053	626,369
592,123	3.50%, 8/1/46, Pool #AL8952	642,490
30,242	3.00%, 8/1/46, Pool #AL9031	33,198
45,949	4.00%, 8/1/46, Pool #BD4900	52,613
30,535	4.00%, 8/1/46, Pool #BD3933	34,951
2,951,496	3.00%, 8/1/46, Pool #BC1486	3,138,152
988,031	Class UF, Series 2016-48, 0.55%(US0001M+40bps), 8/25/46	981,603
1,819,425	3.00%, 9/1/46, Pool #BD1469	1,944,207
90,996	4.00%, 9/1/46, Pool #BD1481	104,184
2,335,577	3.00%, 9/1/46, Pool #AS7847	2,482,752
24,385	4.00%, 9/1/46, Pool #BD7826	27,948
16,476	3.50%, 9/1/46, Pool #BE0547	17,883
686,410	3.00%, 9/1/46, Pool #AL9214	729,913
566,426	3.50%, 9/1/46, Pool #AL9511	623,259
752,668	3.00%, 10/1/46, Pool #BD8925	821,396
659,823	3.00%, 10/1/46, Pool #AL9215	715,951

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$490,509	3.00%, 10/1/46, Pool #AL9266	$521,472
3,623,843	3.50%, 11/1/46, Pool #AL9424	3,904,113
444,408	3.50%, 11/1/46, Pool #BM1938	492,575
274,514	4.00%, 11/1/46, Pool #BC9012	314,516
29,101	3.50%, 11/1/46, Pool #BC7299	31,572
574,031	3.50%, 11/1/46, Pool #AS8371	642,392
76,578	3.50%, 11/1/46, Pool #BD8477	83,117
708,922	3.00%, 11/1/46, Pool #AL9325	769,185
677,928	3.50%, 11/1/46, Pool #BD8970	738,795
278,237	3.00%, 11/1/46, Pool #BD9641	303,781
4,857,032	4.00%, 11/1/46, Pool #AS8374	5,394,353
536,640	3.00%, 11/1/46, Pool #BD9644	582,414
337,160	3.00%, 11/1/46, Pool #BD9645	358,521
39,320	3.50%, 11/1/46, Pool #BE1932	42,702
187,229	3.00%, 11/1/46, Pool #BD9643	203,276
1,135,770	3.50%, 12/1/46, Pool #AS8493	1,250,977
340,383	3.50%, 12/1/46, Pool #BE2103	373,234
100,620	3.50%, 12/1/46, Pool #AL9593	110,720
1,490,812	3.00%, 12/1/46, Pool #AS8486	1,593,408
576,997	3.50%, 12/1/46, Pool #BC9084	639,672
202,695	3.50%, 1/1/47, Pool #BD8531	223,090
1,709,542	3.50%, 1/1/47, Pool #AL9725	1,912,895
93,254	3.50%, 1/1/47, Pool #BE4913	101,661
666,248	3.50%, 1/1/47, Pool #AS8653	745,646
260,154	3.50%, 1/1/47, Pool #AL9774	291,433
766,482	3.50%, 2/1/47, Pool #BM3792	839,172
516,366	3.50%, 2/1/47, Pool #BE1534	566,152
86,485	3.00%, 2/1/47, Pool #BD5056	94,526
325,054	3.00%, 2/1/47, Pool #BD5049	351,214
1,383,678	3.50%, 2/1/47, Pool #AL9920	1,515,715
267,738	3.50%, 2/1/47, Pool #BE3188	297,156
583,769	3.00%, 3/1/47, Pool #AS8936	622,295
1,664,762	4.00%, 3/1/47, Pool #890824	1,851,806
143,746	3.50%, 3/1/47, Pool #BH0158	156,682
733,296	3.00%, 3/1/47, Pool #AS8925	792,199
2,341,530	4.00%, 3/1/47, Pool #BM1155	2,601,937
3,045,968	3.50%, 4/1/47, Pool #AS9443	3,337,125
1,005,751	3.50%, 5/1/47, Pool #BD2417	1,101,565
162,330	3.50%, 5/1/47, Pool #BM1937	181,606
667,055	3.50%, 5/1/47, Pool #BM1174	735,569
354,967	3.50%, 5/1/47, Pool #BE9375	388,976
615,039	4.00%, 5/1/47, Pool #BH0398	674,132
508,350	3.50%, 6/1/47, Pool #BM1902	559,644
239,273	3.50%, 6/1/47, Pool #BH0567	262,182
356,853	3.50%, 7/1/47, Pool #BM1571	393,266
543,837	4.00%, 7/1/47, Pool #BH3401	596,274
679,286	4.00%, 8/1/47, Pool #BM1619	744,551
224,324	3.50%, 9/1/47, Pool #BM1822	248,987
82,683	3.50%, 9/1/47, Pool #BH8295	90,699
324,405	4.50%, 10/1/47, Pool #BM3052	369,954
479,136	3.50%, 10/1/47, Pool #BM1952	531,753
90,342	3.50%, 11/1/47, Pool #CA0681	99,910
572,932	3.50%, 11/1/47, Pool #CA0689	640,692
416,414	4.50%, 12/1/47, Pool #BH7067	462,952
44,975	3.50%, 12/1/47, Pool #BM3327	49,756
613,024	3.50%, 12/1/47, Pool #BM3326	687,383
692,603	3.50%, 12/1/47, Pool #BM3282	774,571
2,984,242	3.50%, 12/1/47, Pool #BH7060	3,277,231
70,088	3.50%, 1/1/48, Pool #BJ8126	76,879
116,998	3.50%, 1/1/48, Pool #BJ8120	130,868
218,792	3.50%, 1/1/48, Pool #BJ5879	241,864
44,832	3.50%, 1/1/48, Pool #BJ8650	49,425
1,248,128	3.50%, 1/1/48, Pool #CA1058	1,393,410
380,686	3.50%, 1/1/48, Pool #CA0995	414,443
1,093,373	3.50%, 1/1/48, Pool #CA0993	1,199,608

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$173,430	4.00%, 2/1/48, Pool #BJ9058	$191,414
861,272	4.00%, 2/1/48, Pool #CA1199	938,300
1,244,827	4.00%, 2/1/48, Pool #CA1255	1,356,159
189,979	4.00%, 2/1/48, Pool #BJ9057	207,971
159,154	4.00%, 4/1/48, Pool #BM3762	181,536
166,860	4.00%, 4/1/48, Pool #BM3763	187,823
2,937,965	4.00%, 4/1/48, Pool #CA1541	3,241,579
3,857,835	4.00%, 4/1/48, Pool #CA1545	4,202,868
265,248	4.50%, 4/1/48, Pool #BM3846	312,401
5,033,626	4.50%, 5/1/48, Pool #CA1704	5,622,721
480,636	5.00%, 6/1/48, Pool #CA2317	531,088
25,151	4.50%, 7/1/48, Pool #BK4471	28,095
157,844	4.50%, 7/1/48, Pool #BK6113	185,166
2,263,314	5.00%, 9/1/48, Pool #MA3472	2,486,771
228,526	5.00%, 10/1/48, Pool #MA3501	251,089
426,670	5.00%, 10/1/48, Pool #BK7881	468,796
342,980	5.00%, 11/1/48, Pool #MA3527	376,842
118,844	5.00%, 12/1/48, Pool #BN4404	131,823
243,815	5.00%, 1/1/49, Pool #BN4430	270,443
339,769	5.00%, 1/1/49, Pool #BN3949	373,316
6,463,000	3.00%, 10/20/49, TBA	6,765,953
4,622,000	3.00%, 10/25/49, TBA	4,841,545
1,030,162	3.50%, 2/1/50, Pool #CA5130	1,094,909
1,965,822	4.00%, 3/1/50, Pool #CA5364	2,143,308
543,031	3.00%, 5/1/50, Pool #FM3265	597,869
506,019	3.00%, 5/1/50, Pool #FM2965	541,708
375,004	3.00%, 5/1/50, Pool #FM2934	401,413
24,454	3.00%, 6/1/50, Pool #BP3640	26,936
1,890,994	3.00%, 6/1/50, Pool #CA6085	2,082,563
52,655	3.00%, 8/1/50, Pool #BK2907	58,003
10,108,664	3.00%, 8/1/50, Pool #MA4097	10,612,440
2,328,852	3.00%, 8/1/50, Pool #CA6736	2,565,395
5,125,221	3.00%, 8/1/50, Pool #CA6734	5,519,149
874,712	3.00%, 8/1/50, Pool #CA6609	932,859
662,941	3.00%, 8/1/50, Pool #CA6608	712,097
877,546	3.00%, 8/1/50, Pool #CA6607	951,101
1,473,757	3.00%, 8/1/50, Pool #CA6606	1,606,630
3,961,496	3.00%, 8/1/50, Pool #CA6731	4,293,549
1,438,821	3.00%, 9/1/50, Pool #MA4121	1,514,415
2,764,309	2.50%, 10/1/50, Pool #CA7227	2,969,440
3,137,317	2.50%, 10/1/50, Pool #CA7241	3,338,463
355,000	5.00%, 10/15/50, TBA	388,780
599,000	4.50%, 10/25/50, TBA	647,856
10,620,055	3.50%, 10/25/50, TBA	11,194,202
9,946,000	4.00%, 10/25/50, TBA	10,606,477
29,575,000	2.00%, 10/25/50, TBA	30,577,778
21,530,000	4.00%, 11/25/50, TBA	22,989,163

		377,307,491

Government National Mortgage Association (6.9%):
14,421	4.50%, 9/15/33, Pool #615516	15,955
57,054	5.00%, 12/15/33, Pool #783571	62,344
16,646	6.50%, 8/20/38, Pool #4223	20,398
12,512	6.50%, 10/15/38, Pool #673213	13,994
9,388	6.50%, 11/20/38, Pool #4292	11,373
16,913	6.50%, 12/15/38, Pool #782510	19,486
192,739	5.00%, 1/15/39, Pool #782557	213,631
118,845	5.00%, 4/15/39, Pool #782619	133,433
68,556	5.00%, 4/15/39, Pool #711939	76,244
14,211	4.00%, 4/20/39, Pool #4422	15,244
11,861	5.00%, 6/15/39, Pool #782696	13,414
48,301	4.00%, 7/20/39, Pool #4494	53,485
76,517	5.00%, 10/20/39, Pool #4559	86,289
8,920	4.50%, 12/20/39, Pool #G24598	9,875
23,567	4.50%, 1/15/40, Pool #728627	26,146
11,060	4.50%, 1/20/40, Pool #4617	12,244

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$8,698	4.50%, 2/20/40, Pool #G24636	$9,791
65,433	5.00%, 5/15/40, Pool #782958	72,788
586	4.50%, 5/20/40, Pool #G24696	644
47,000	5.00%, 6/15/40, Pool #697862	54,269
58,011	4.50%, 7/15/40, Pool #745793	64,484
481,332	4.50%, 7/15/40, Pool #733795	543,299
22,306	4.50%, 7/20/40, Pool #4746	24,690
41,386	4.50%, 8/20/40, Pool #4771	45,810
23,056	4.50%, 9/20/40, Pool #748948	24,988
12,604	4.00%, 9/20/40, Pool #G24800	13,809
99,065	4.50%, 10/15/40, Pool #783609	110,073
325,984	4.00%, 10/20/40, Pool #G24833	357,173
38,439	4.50%, 10/20/40, Pool #4834	42,550
605,430	4.00%, 11/20/40, Pool #4853	663,351
297,577	4.00%, 12/20/40, Pool #G24882	326,045
143,085	4.00%, 1/15/41, Pool #759138	157,444
264,873	4.00%, 1/20/41, Pool #4922	290,228
31,784	4.50%, 2/15/41, Pool #738019	35,878
4,468	4.00%, 2/20/41, Pool #4945	4,896
1,035,814	4.00%, 2/20/41, Pool #742887	1,129,863
89,944	4.00%, 3/15/41, Pool #762838	98,925
6,257	5.00%, 4/20/41, Pool #5018	7,055
100,241	4.50%, 6/20/41, Pool #783590	108,043
13,374	5.00%, 6/20/41, Pool #5083	15,044
6,909	5.00%, 7/20/41, Pool #5116	7,792
234,531	4.50%, 7/20/41, Pool #5115	266,193
69,589	4.50%, 7/20/41, Pool #783584	75,004
52,335	4.50%, 7/20/41, Pool #754367	56,030
401,535	4.00%, 7/20/41, Pool #742895	439,963
71,652	4.50%, 11/15/41, Pool #783610	79,608
204,932	3.50%, 1/15/42, Pool #553461	215,747
278,797	4.00%, 4/20/42, Pool #MA0023	302,074
112,039	5.00%, 7/20/42, Pool #MA0223	123,820
339,490	3.50%, 4/15/43, Pool #AD2334	359,984
541,417	3.50%, 4/20/43, Pool #MA0934	583,441
300,578	3.50%, 5/20/43, Pool #MA1012	323,895
25,722	4.00%, 7/20/43, Pool #MA1158	27,877
1,049,498	4.50%, 6/20/44, Pool #MA1997	1,161,693
911,327	4.00%, 8/20/44, Pool #MA2149	997,607
18,995	4.00%, 8/20/44, Pool #AJ4687	21,036
24,096	4.00%, 8/20/44, Pool #AI4167	26,649
7,384	4.00%, 8/20/44, Pool #AI4166	7,858
20,970	4.00%, 8/20/44, Pool #AJ2723	23,216
452,922	5.00%, 12/20/44, Pool #MA2448	510,617
52,505	3.00%, 12/20/44, Pool #MA2444	55,371
1,636,390	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,960,315
492,267	3.00%, 2/15/45, Pool #784439	514,558
995,621	3.00%, 4/20/45, Pool #MA2753	1,059,304
2,321,717	3.50%, 4/20/45, Pool #MA2754	2,487,412
2,838,446	3.50%, 5/20/45, Pool #MA2826	3,044,071
54,403	3.00%, 6/20/45, Pool #MA2891	57,323
167,259	3.00%, 7/20/45, Pool #MA2960	177,755
56,222	3.00%, 8/20/45, Pool #MA3033	59,750
340,890	3.00%, 10/20/45, Pool #MA3172	360,351
275,860	5.00%, 12/20/45, Pool #MA3313	317,127
14,523,768	3.50%, 3/20/46, Pool #MA3521	15,434,186
1,016,522	3.00%, 4/20/46, Pool #MA3596	1,076,636
9,022,104	3.50%, 4/20/46, Pool #MA3597	9,648,376
2,836,711	3.50%, 5/20/46, Pool #MA3663	3,018,937
42,805	3.00%, 5/20/46, Pool #MA3662	44,818
5,969,239	3.50%, 6/20/46, Pool #MA3736	6,383,604
975,154	3.00%, 6/20/46, Pool #MA3735	1,026,878
2,150,055	3.00%, 7/20/46, Pool #MA3802	2,264,160
979,751	3.50%, 7/20/46, Pool #MA3803	1,047,763
109,068	3.00%, 8/20/46, Pool #MA3873	115,520

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$4,033,514	3.00%, 9/20/46, Pool #MA3936	$4,223,160
3,823,926	3.50%, 9/20/46, Pool #MA3937	4,077,177
110,648	3.50%, 10/20/46, Pool #AX4341	119,543
247,737	3.50%, 10/20/46, Pool #AX4344	266,742
21,724	4.00%, 10/20/46, Pool #AQ0542	23,366
133,109	3.50%, 10/20/46, Pool #AX4342	143,994
322,169	3.00%, 10/20/46, Pool #MA4003	337,316
199,240	3.50%, 10/20/46, Pool #AX4345	213,704
99,861	3.50%, 10/20/46, Pool #AX4343	106,794
1,655,487	3.00%, 11/20/46, Pool #MA4068	1,759,384
4,724,920	3.00%, 12/20/46, Pool #MA4126	4,947,076
1,381,268	3.00%, 1/20/47, Pool #MA4195	1,452,484
124,131	4.50%, 3/15/47, Pool #AZ8560	138,579
219,029	4.50%, 4/15/47, Pool #AZ8596	243,176
150,844	4.50%, 4/15/47, Pool #AZ8597	168,683
113,453	4.50%, 5/15/47, Pool #BA7888	125,844
4,192,668	4.00%, 6/20/47, Pool #MA4511	4,491,889
22,663	4.00%, 9/15/47, Pool #BC5919	24,462
28,768	4.00%, 10/15/47, Pool #BE1031	30,969
29,670	4.00%, 10/15/47, Pool #BD3187	31,939
22,577	4.00%, 11/15/47, Pool #BE1030	24,276
3,410,747	4.00%, 11/20/47, Pool #MA4838	3,678,489
33,476	4.00%, 12/15/47, Pool #BE4664	36,038
1,657,318	4.00%, 12/20/47, Pool #MA4901	1,787,417
24,411	4.00%, 1/15/48, Pool #BE0204	25,965
33,712	4.00%, 1/15/48, Pool #BE0143	36,292
576,725	4.50%, 9/20/48, Pool #BD0560	632,386
1,741,176	4.50%, 3/20/49, Pool #MA5818	1,870,309
73,673	4.50%, 4/20/49, Pool #MA5877	79,702
767,462	4.50%, 5/20/49, Pool #MA5932	821,652
3,700,000	3.00%, 11/20/49, TBA	3,871,848
1,508,797	4.50%, 2/20/50, Pool #MA6477	1,616,705
1,676,363	4.50%, 3/20/50, Pool #MA6544	1,813,546
2,460,781	4.50%, 4/20/50, Pool #MA6602	2,634,540
4,876,059	4.00%, 4/20/50, Pool #MA6601	5,212,298
957,658	4.00%, 5/20/50, Pool #MA6658	1,023,677
11,508,897	3.00%, 7/20/50, Pool #MA6766	12,150,734
3,153,000	3.00%, 9/20/50, Pool #MA6866	3,329,912
1,023,000	2.00%, 10/20/50, TBA	1,062,801
5,397,000	2.50%, 10/20/50, TBA	5,665,163
10,700,000	2.50%, 11/20/50, TBA	11,212,013

		142,261,058

Total U.S. Government Agency Mortgages (Cost $580,769,501)		603,385,819

U.S. Treasury Obligations (23.2%):
U.S. Treasury Bonds (11.2%):
2,480,000	5.38%, 2/15/31	3,654,125
14,025,000	4.75%, 2/15/37	22,113,480
35,145,000	1.13%, 8/15/40	34,557,419
21,975,000	3.13%, 11/15/41	29,728,055
7,022,500	3.63%, 8/15/43	10,253,947
1,205,000	3.13%, 8/15/44	1,642,566
15,000	2.50%, 2/15/45	18,495
955,000	3.00%, 5/15/45	1,280,745
1,770,000	2.88%, 8/15/45	2,329,763
12,235,000	3.00%, 11/15/45	16,467,545
1,543,000	3.00%, 2/15/47	2,091,488
5,645,000	3.00%, 2/15/48	7,686,902
30,570,000	3.13%, 5/15/48(d)	42,587,830
4,055,000	3.38%, 11/15/48	5,913,964
8,700,000	3.00%, 2/15/49	11,917,641
125,000	2.88%, 5/15/49	167,715
22,765,000	1.25%, 5/15/50	21,640,978

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$16,110,000	1.38%, 8/15/50	$15,810,455

		229,863,113

U.S. Treasury Inflation Index Bonds (0.4%):
5,789,618	0.13%, 1/15/30	6,396,798
1,339,426	1.00%, 2/15/48	1,847,678

		8,244,476

U.S. Treasury Inflation Index Notes (0.5%):
10,575,897	0.13%, 4/15/25	11,255,323

U.S. Treasury Notes (11.1%):
2,795,000	0.13%, 5/15/23	2,793,253
3,095,000	0.25%, 6/15/23	3,103,705
5,570,000	2.00%, 5/31/24	5,938,142
6,230,000	1.50%, 11/30/24	6,559,995
5,615,000	1.75%, 12/31/24	5,976,466
10,345,000	1.38%, 1/31/25	10,854,168
20,065,000	1.13%, 2/28/25	20,851,924
3,164,000	0.50%, 3/31/25	3,200,584
16,246,000	0.38%, 4/30/25^	16,342,461
13,710,000	0.25%, 5/31/25	13,710,000
16,341,000	0.25%, 6/30/25	16,335,893
340,000	0.25%, 7/31/25	339,734
890,000	3.00%, 10/31/25	1,011,819
1,550,000	2.88%, 11/30/25	1,755,133
8,275,000	2.25%, 3/31/26	9,143,875
2,435,000	2.38%, 4/30/26	2,710,459
1,520,000	2.13%, 5/31/26	1,672,238
2,407,000	1.88%, 6/30/26	2,616,108
2,430,000	1.88%, 7/31/26	2,643,005
24,650,000	0.38%, 7/31/27	24,530,602
12,395,000	0.50%, 8/31/27	12,429,861
6,253,000	2.88%, 8/15/28	7,386,356
255,000	2.38%, 5/15/29	293,569
15,650,000	1.50%, 2/15/30	16,892,219
33,770,000	0.63%, 5/15/30	33,675,021
6,045,000	0.63%, 8/15/30	6,014,775

		228,781,365

Total U.S. Treasury Obligations (Cost $436,517,089)		478,144,277

Commercial Paper (0.3%):
6,250,000	Boeing Co., 0.66%(c)	6,244,606

Total Commercial Paper (Cost $6,232,830)		6,244,606

Short-Term Securities Held as Collateral for Securities on Loan (1.3%):
26,839,573	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(e)	26,839,573

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $26,839,573)		26,839,573

Unaffiliated Investment Companies (4.9%):

Money Markets (4.9%):
101,869,411	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	101,869,411

Total Unaffiliated Investment Companies (Cost $101,869,411)		101,869,411

Total Investment Securities (Cost $2,108,166,304) - 107.3%		2,212,525,265

Net other assets (liabilities) - (7.3)%		(151,266,808)

Shares or Principal Amount	Fair Value

Net Assets - 100.0%	$2,061,258,457

Percentages indicated are based on net assets as of September 30, 2020.

EUR003M	-	3 Month EUR LIBOR
EUAMDB01	-	1 Year EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $26,105,233.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Securities Sold Short (-1.5%):

At September 30, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.00%	11/25/50	$(18,546,168)	$(19,479,272)	$(19,432,182)
Federal National Mortgage Association, TBA	4.00%	10/25/35	(1,568,000)	(1,658,650)	(1,662,080)
Federal National Mortgage Association, TBA	2.50%	10/25/35	(2,591,000)	(2,714,174)	(2,705,975)
Federal National Mortgage Association, TBA	3.50%	10/25/35	(3,716,766)	(3,930,126)	(3,928,157)
Federal National Mortgage Association, TBA	2.50%	11/25/50	(5,636,000)	(5,888,739)	(5,902,169)
Government National Mortgage Association
Government National Mortgage Association, TBA	4.50%	10/20/49	(352,000)	(376,805)	(376,750)
Government National Mortgage Association, TBA	4.00%	10/20/50	(823,000)	(875,198)	(874,309)
Government National Mortgage Association, TBA	3.50%	10/20/50	(5,792,203)	(6,089,813)	(6,099,009)

				$(41,012,777)	$(40,980,631)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Buxl 30-Year Bond December Futures (Euro)	12/8/20	60	$(15,662,939)	$(324,639)
Euro Schatz Index December Futures (Euro)	12/8/20	278	(36,595,414)	(11,937)
Euro-Bobl December Futures (Euro)	12/8/20	223	(35,336,698)	(24,642)
Euro-Bund December Futures (Euro)	12/8/20	115	(23,527,936)	(128,573)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	501	(69,905,156)	(8,013)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	677	(108,267,109)	(478,345)
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar)	12/21/20	58	(10,224,313)	35,691

				$(940,458)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Btp Italian Government Bond December Futures (Euro)	12/8/20	39	$6,747,345	$94,708
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/20	1,386	306,251,860	121,200
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/20	27	3,402,844	4,612
Ultra Long Term U.S. Treasury Bond September Future (U.S. Dollar)	12/21/20	16	3,549,000	51,546

				$272,066

Total Net Futures Contracts				$(668,392)

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Forward Currency Contracts

At September 30, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	153,539	European Euro	128,000	ANZ Banking Group, Ltd.	10/5/20	$3,468
U.S. Dollar	869,961	European Euro	736,000	Standard Charter Bank	10/5/20	7,056
U.S. Dollar	148,833,931	European Euro	124,469,000	UBS Warburg	10/5/20	2,903,409
European Euro	63,737,000	U.S. Dollar	74,636,027	UBS Warburg	10/5/20	90,802
U.S. Dollar	74,873,447	European Euro	63,737,000	Bank National Paribas	11/4/20	100,740

						$3,105,475

European Euro	63,737,000	U.S. Dollar	74,826,951	Bank National Paribas	10/5/20	$(100,122)
U.S. Dollar	329,899	European Euro	283,000	CIBC	10/5/20	(1,897)
U.S. Dollar	174,842	European Euro	150,000	Citigroup	10/5/20	(1,021)
U.S. Dollar	2,000,542	European Euro	1,708,000	HSBC	10/5/20	(1,960)
U.S. Dollar	74,682,236	European Euro	63,737,000	UBS Warburg	11/4/20	(90,471)

						$(195,471)

Total Net Forward Currency Contracts						$2,910,004

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (41.1%):
Aerospace & Defense (0.6%):
6,476	Curtiss-Wright Corp.	$603,952
2,721	L3harris Technologies, Inc.	462,135
14,674	Moog, Inc., Class A	932,238
2,906	Northrop Grumman Corp.	916,814
5,892	Parson Corp.*	197,618
4,924	Raytheon Technologies Corp.	283,327

		3,396,084

Air Freight & Logistics (0.0%†):
239	C.H. Robinson Worldwide, Inc.	24,423

Airlines (0.3%):
5,774	Alaska Air Group, Inc.	211,501
21,014	Copa Holdings SA, Class A^	1,057,844
2,983	Southwest Airlines Co.	111,863

		1,381,208

Auto Components (0.1%):
9,062	BorgWarner, Inc.	351,062

Automobiles (0.2%):
97,831	Ford Motor Co.	651,554
7,759	General Motors Co.	229,589

		881,143

Banks (1.3%):
46,413	Bank of America Corp.	1,118,089
36,973	Citigroup, Inc.	1,593,906
13,083	Citizens Financial Group, Inc.	330,738
30,195	JPMorgan Chase & Co.	2,906,873
45,307	Wells Fargo & Co.	1,065,168

		7,014,774

Beverages (0.6%):
45,450	Coca-Cola Co. (The)	2,243,866
444	Coca-Cola Consolidated, Inc.	106,862
4,914	Molson Coors Brewing Co., Class B	164,914
6,421	PepsiCo, Inc.	889,951

		3,405,593

Biotechnology (1.0%):
24,840	AbbVie, Inc.	2,175,735
4,647	Amgen, Inc.	1,181,082
2,922	Biogen, Inc.*	828,913
13,047	Gilead Sciences, Inc.	824,440
934	United Therapeutics Corp.*	94,334

		5,104,504

Building Products (0.4%):
20,591	Carrier Global Corp.	628,849
6,282	Fortune Brands Home & Security, Inc.	543,519
4,076	Simpson Manufacturing Co., Inc.	396,024
5,895	UFP Industries, Inc.	333,126

		1,901,518

Capital Markets (0.7%):
25,512	Bank of New York Mellon Corp. (The)	876,081
2,838	Charles Schwab Corp. (The)	102,821
5,617	Federated Hermes, Inc., Class B	120,822
4,033	Goldman Sachs Group, Inc.	810,512
4,080	LPL Financial Holdings, Inc.	312,814
10,572	Morgan Stanley	511,156
589	Raymond James Financial, Inc.	42,856
9,473	State Street Corp.	562,033
3,325	T. Rowe Price Group, Inc.	426,332

		3,765,427

Chemicals (0.4%):
763	Balchem Corp.	74,492
9,042	CF Industries Holdings, Inc.	277,680
9,456	DuPont de Nemours, Inc.	524,619
12,031	Eastman Chemical Co.	939,862

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
528	NewMarket Corp.	$180,745
6,261	Valvoline, Inc.	119,209

		2,116,607

Commercial Services & Supplies (0.2%):
19,102	Herman Miller, Inc.	576,116
1,822	UniFirst Corp.	345,032

		921,148

Communications Equipment (0.3%):
36,656	Cisco Systems, Inc.	1,443,880

Construction & Engineering (0.2%):
13,117	EMCOR Group, Inc.	888,152

Consumer Finance (0.1%):
9,268	SLM Corp.	74,978
16,518	Synchrony Financial	432,276

		507,254

Containers & Packaging (0.0%†):
612	Packaging Corp. of America	66,739

Diversified Consumer Services (0.0%†):
170	Graham Holdings Co., Class B	68,699

Diversified Financial Services (0.7%):
16,426	Berkshire Hathaway, Inc., Class B*	3,497,752

Diversified Telecommunication Services (0.7%):
28,993	AT&T, Inc.	826,590
77,711	CenturyLink, Inc.	784,104
37,577	Verizon Communications, Inc.	2,235,456

		3,846,150

Electric Utilities (0.5%):
1,061	ALLETE, Inc.	54,896
1,394	Alliant Energy Corp.	72,000
5,873	Exelon Corp.	210,018
8,317	FirstEnergy Corp.	238,781
4,737	Hawaiian Electric Industries, Inc.	157,458
2,287	IDACORP, Inc.	182,731
1,563	NextEra Energy, Inc.	433,826
3,350	OGE Energy Corp.	100,467
6,464	PG&E Corp.*	60,697
1,593	PNM Resources, Inc.	65,839
18,464	Portland General Electric Co.	655,472
10,952	PPL Corp.	298,004

		2,530,189

Electrical Equipment (0.1%):
537	Acuity Brands, Inc.	54,962
5,857	AMETEK, Inc.	582,186

		637,148

Electronic Equipment, Instruments & Components (0.2%):
12,718	National Instruments Corp.	454,032
2,598	SYNNEX Corp.	363,876

		817,908

Energy Equipment & Services (0.1%):
26,129	Schlumberger, Ltd.	406,567
41,401	TechnipFMC plc	261,240
450	Weatherford International plc*	878

		668,685

Entertainment (0.9%):
20,320	Cinemark Holdings, Inc.^	203,200
8,140	Electronic Arts, Inc.*	1,061,537
5,425	Netflix, Inc.*	2,712,663
8,129	Walt Disney Co. (The)	1,008,646

		4,986,046

Equity Real Estate Investment Trusts (1.1%):
6,655	American Tower Corp.	1,608,713

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
2,261	Apple Hospitality REIT, Inc.	$21,728
8,835	Crown Castle International Corp.	1,471,028
758	CubeSmart	24,491
9,119	Digital Realty Trust, Inc.	1,338,304
37	Equinix, Inc.	28,125
349	Essex Property Trust, Inc.	70,076
31,824	Host Hotels & Resorts, Inc.	343,381
53,759	Parks Hotels & Resorts, Inc.^	537,052
258	Public Storage, Inc.	57,462
1,939	STAG Industrial, Inc.	59,120
1,227	VICI Properties, Inc.	28,675

		5,588,155

Food & Staples Retailing (0.6%):
2,324	Costco Wholesale Corp.	825,020
17,320	Walmart, Inc.	2,423,241

		3,248,261

Food Products (0.3%):
9,841	Archer-Daniels-Midland Co.	457,508
19	Hershey Co. (The)	2,723
7,459	Mondelez International, Inc., Class A	428,520
13,371	Tyson Foods, Inc., Class A	795,307

		1,684,058

Gas Utilities (0.1%):
10,514	UGI Corp.	346,752

Health Care Equipment & Supplies (1.6%):
24,600	Abbott Laboratories	2,677,218
3,835	Baxter International, Inc.	308,411
3,407	Boston Scientific Corp.*	130,181
3,425	Danaher Corp.	737,505
14,284	Edwards Lifesciences Corp.*	1,140,149
3,849	Hill-Rom Holdings, Inc.	321,430
20,190	Hologic, Inc.*	1,342,029
19,102	Medtronic plc	1,985,080

		8,642,003

Health Care Providers & Services (1.1%):
5,371	Anthem, Inc.	1,442,597
969	Cigna Corp.	164,158
13,274	CVS Health Corp.	775,202
999	Humana, Inc.	413,476
99	McKesson Corp.	14,744
10,552	UnitedHealth Group, Inc.	3,289,797

		6,099,974

Health Care Technology (0.3%):
16,121	Cerner Corp.	1,165,387
906	Veeva Systems, Inc., Class A*	254,758

		1,420,145

Hotels, Restaurants & Leisure (0.8%):
42,105	Carnival Corp., Class A^	639,154
1,279	Hilton Worldwide Holdings, Inc.	109,124
2,061	McDonald’s Corp.	452,369
9,851	MGM Resorts International	214,259
28,698	Norwegian Cruise Line Holdings, Ltd.*^	491,023
9,853	Royal Caribbean Cruises, Ltd.	637,785
5,614	Starbucks Corp.	482,355
522	Vail Resorts, Inc.	111,692
28,101	Wyndham Destinations, Inc.	864,387

		4,002,148

Household Durables (0.7%):
18,749	D.R. Horton, Inc.	1,417,987
7,834	MDC Holdings, Inc.	368,981
5,054	Meritage Homes Corp.*	557,911
181	NVR, Inc.*	739,045
15,843	PulteGroup, Inc.	733,372

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
5,725	Taylor Morrison Home Corp., Class A*	$140,778

		3,958,074

Household Products (0.6%):
23,274	Procter & Gamble Co. (The)	3,234,853

Industrial Conglomerates (0.1%):
103,791	General Electric Co.	646,618

Insurance (0.8%):
4,784	Allstate Corp. (The)	450,366
4,158	American Financial Group, Inc.	278,503
1,964	Fidelity National Financial, Inc.	61,493
15,771	First American Financial Corp.	802,902
2,871	Hartford Financial Services Group, Inc. (The)	105,825
4,490	Primerica, Inc.	507,999
14,825	Progressive Corp. (The)	1,403,482
668	Selective Insurance Group, Inc.	34,395
2,952	Unum Group	49,682
12,682	WR Berkley Corp.	775,504

		4,470,151

Interactive Media & Services (2.6%):
2,372	Alphabet, Inc., Class A*	3,476,403
3,014	Alphabet, Inc., Class C*	4,429,374
23,123	Facebook, Inc., Class A*	6,055,914

		13,961,691

Internet & Direct Marketing Retail (2.1%):
3,571	Amazon.com, Inc.*	11,244,115

IT Services (1.7%):
88	Accenture plc, Class C	19,887
14,333	Amdocs, Ltd.	822,858
626	Global Payments, Inc.	111,165
8,699	MasterCard, Inc., Class A	2,941,742
10,342	PayPal Holdings, Inc.*	2,037,684
8,075	Square, Inc., Class A*	1,312,591
303	Twilio, Inc., Class A*	74,868
1,803	VeriSign, Inc.*	369,345
7,652	Visa, Inc., Class A	1,530,170

		9,220,310

Leisure Products (0.1%):
6,673	Polaris, Inc.	629,531

Life Sciences Tools & Services (0.3%):
272	Illumina, Inc.*	84,070
3,672	Thermo Fisher Scientific, Inc.	1,621,261

		1,705,331

Machinery (1.0%):
15,946	AGCO Corp.	1,184,309
20,138	Allison Transmission Holdings, Inc.	707,649
4,315	Caterpillar, Inc.	643,582
6,987	Cummins, Inc.	1,475,375
9,973	Dover Corp.	1,080,475
353	Illinois Tool Works, Inc.	68,203
1,249	Otis Worldwide Corp.	77,963
10,184	Rexnord Corp.	303,891

		5,541,447

Media (0.1%):
12,854	Comcast Corp., Class A	594,626
2,417	Liberty Media Corp.-Liberty SiriusXM, Class C*	79,954
2,364	Omnicom Group, Inc.	117,018

		791,598

Metals & Mining (0.7%):
19,937	Hecla Mining Co.	101,280
22,542	Newmont Corp.	1,430,290

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
33,463	Novagold Resources, Inc.*	$397,875
8,681	Reliance Steel & Aluminum Co.	885,809
5,842	Royal Gold, Inc.	702,033

		3,517,287

Mortgage Real Estate Investment Trusts (0.0%†):
5,290	Annaly Capital Management, Inc.	37,665

Multiline Retail (0.0%†):
875	Target Corp.	137,743

Multi-Utilities (0.3%):
2,470	Avista Corp.	84,276
11,996	Dominion Energy, Inc.	946,845
1,321	DTE Energy Co.	151,968
3,932	NorthWestern Corp.	191,252

		1,374,341

Oil, Gas & Consumable Fuels (0.6%):
14,457	Chevron Corp.	1,040,904
20,039	ConocoPhillips Co.	658,081
21,892	EOG Resources, Inc.	786,798
3,908	Exxon Mobil Corp.	134,162
6,740	Kinder Morgan, Inc.	83,104
5,976	Pioneer Natural Resources Co.	513,876
1,415	Sanchez Energy Corp.* (c)	36,790

		3,253,715

Pharmaceuticals (1.8%):
30,094	Bristol-Myers Squibb Co.	1,814,367
10,975	Eli Lilly & Co.	1,624,520
20,696	Johnson & Johnson Co.	3,081,221
27,254	Merck & Co., Inc.	2,260,719
14,140	Mylan NV*	209,696
15,223	Pfizer, Inc.	558,684

		9,549,207

Professional Services (0.2%):
897	ManpowerGroup, Inc.	65,777
16,219	Nielsen Holdings plc	229,985
17,293	Robert Half International, Inc.	915,492

		1,211,254

Road & Rail (0.8%):
17,560	CSX Corp.	1,363,885
2,872	Norfolk Southern Corp.	614,579
10,539	Schneider National, Inc., Class B	260,629
6,410	Union Pacific Corp.	1,261,937
21,450	Werner Enterprises, Inc.	900,686

		4,401,716

Semiconductors & Semiconductor Equipment (1.9%):
3,274	Advanced Micro Devices, Inc.*	268,435
14,827	Amkor Technology, Inc.*	166,062
1,536	Analog Devices, Inc.	179,313
14,930	Applied Materials, Inc.	887,589
98	Broadcom, Inc.	35,703
1,666	Cirrus Logic, Inc.*	112,372
31,066	Intel Corp.	1,608,597
1,994	Lam Research Corp.	661,510
793	Micron Technology, Inc.*	37,239
6,387	NVIDIA Corp.	3,456,773
3,731	ON Semiconductor Corp.*	80,925
19,337	Qualcomm, Inc.	2,275,578
1,931	Synaptics, Inc.*	155,291

		9,925,387

Software (4.5%):
3,911	Adobe, Inc.*	1,918,071
3,224	Box, Inc.*	55,969
8,604	Cadence Design Systems, Inc.*	917,445

Shares		Fair Value
Common Stocks, continued
Software, continued
45,597	FireEye, Inc.*	$562,895
517	Intuit, Inc.	168,651
65,041	Microsoft Corp.	13,680,073
22,848	Oracle Corp.	1,364,026
852	Proofpoint, Inc.*	89,929
11,202	salesforce.com, Inc.*	2,815,286
601	ServiceNow, Inc.*	291,485
2,955	Synopsys, Inc.*	632,311
3,040	Verint Systems, Inc.*	146,467
4,781	Workday, Inc., Class A*	1,028,537
2,985	Workiva, Inc.*	166,444

		23,837,589

Specialty Retail (1.1%):
9,732	Aaron’s, Inc.	551,318
1,711	AutoNation, Inc.*	90,563
262	AutoZone, Inc.*	308,542
6,239	Best Buy Co, Inc.	694,338
8,755	Home Depot, Inc. (The)	2,431,351
10,878	Lowe’s Cos., Inc.	1,804,225
111	Murphy U.S.A., Inc.*	14,238

		5,894,575

Technology Hardware, Storage & Peripherals (3.0%):
137,980	Apple, Inc.	15,979,465

Textiles, Apparel & Luxury Goods (0.4%):
2,595	Carter’s, Inc.	224,675
14,108	Nike, Inc., Class B	1,771,118

		1,995,793

Thrifts & Mortgage Finance (0.1%):
50,938	MGIC Investment Corp.	451,311
6,674	TFS Financial Corp.	98,041

		549,352

Tobacco (0.1%):
5,400	Philip Morris International, Inc.	404,946

Total Common Stocks (Cost $165,843,942)		218,727,343

Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
2,041	Occidental Petroleum Corp., 8/3/27	6,123

Total Warrant (Cost $–)		6,123

Right (0.0%†):
Pharmaceuticals (0.0%†):
3,536	Bristol-Myers Squibb Co. CVR, Expires on 12/31/21*	7,956

Total Right (Cost $8,133)		7,956

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (1.1%):
$195,134	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	181,835
290,823	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	272,534
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	170,903
242,675	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	223,605
978,807	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	884,905
144,363	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	133,363

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$135,417	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	$125,913
598,167	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	540,041
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	155,287
318,947	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	297,759
285,124	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	263,870
214,500	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	220,779
358,800	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	378,336
221,909	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	209,635
235,728	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	220,098
218,350	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	204,806
251,661	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	235,200
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	157,061
265,806	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	239,678
361,320	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	338,178
356,092	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	334,763
260,311	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	244,651

Total Asset Backed Securities (Cost $6,628,076)		6,033,200

Collateralized Mortgage Obligations (3.5%):
250,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A(US0003M+138bps), 10/15/31(a)	250,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.58%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	$320,242
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.60%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	249,042
344,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 1.47%(US0003M+120bps), 1/15/29, Callable 10/15/20 @ 100(a)	342,337
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.60%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	255,325
250,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 2.01%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	250,753
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	176,979
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	33,260
68,000	Barclays, Class A, Series 2016-MART, 2.20%, 9/13/31(a)	67,792
299,299	Barings CLO, Ltd., Class A1, Series 2020-1A(US0003M+140bps), 10/15/32(a)	299,299
265,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.60%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	264,416
46,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	51,842
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	40,334
309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.27%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(a)	305,589
245,868	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.60%(US0001M+145bps), 10/15/36(a)	244,314
307,718	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.95%(US0001M+80bps), 12/15/29(a)	307,334

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$152,860	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.15%(US0001M+100bps), 12/15/29(a)	$152,479
120,889	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.27%(US0001M+112bps), 12/15/29(a)	120,289
142,869	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.75%(US0001M+160bps), 12/15/29(a)	141,295
186,829	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.40%(US0001M+125bps), 12/15/29(a)	185,213
138,597	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.23%(US0001M+108bps), 10/15/36(a)	138,322
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.78%(US0001M+263bps), 9/15/37(a)	73,031
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.05%(US0001M+190bps), 4/15/34(a)	108,911
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.75%(US0001M+160bps), 4/15/34(a)	104,572
345,544	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.95%(US0001M+180bps), 10/15/36(a)	342,030
173,722	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.40%(US0001M+125bps), 10/15/36(a)	172,962
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.45%(US0001M+130bps), 4/15/34(a)	162,165
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.15%(US0001M+100bps), 4/15/34(a)	286,916
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.95%(US0001M+180bps), 11/15/35(a)	93,323
250,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.60%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	248,933
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.61%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	248,026

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A(US0003M+127bps), 10/25/32(a)	$250,000
99,570	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.90%(US0001M+175bps), 6/15/34(a)	92,954
99,570	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.65%(US0001M+150bps), 6/15/34(a)	93,570
404,256	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.27%(US0001M+112bps), 6/15/34(a)	385,246
247,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.92%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	246,601
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	62,434
153,000	Credit Suisse Mortgage Capital Certificates, Class C, Series 2019-ICE4, 1.58%(US0001M+143bps), 5/15/36(a)	151,860
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.38%(US0001M+123bps), 5/15/36(a)	139,301
100,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	103,221
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	96,163
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	84,429
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	91,232
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.40%(US0001M+225bps), 12/15/30(a)	753,128
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	201,941
290,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.59%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	288,629
250,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.60%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	248,419

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$250,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A(US0003M+135bps), 10/15/32(a)	$250,000
392,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 1.55%(US0003M+128bps), 4/15/29, Callable 10/15/20 @ 100(a)	391,311
275,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.61%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	273,419
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	247,564
300,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(a)	299,237
286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.60%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	283,116
210,000	GB Trust, Class A, Series 2020-FLIX, 1.27%(US0001M+112bps), 8/15/37(a)	210,403
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	63,706
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	42,114
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	83,296
330,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.92%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(a)	330,673
250,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.18%(US0003M+92bps), 1/22/28, Callable 10/22/20 @ 100(a)	247,615
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.60%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	249,473

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.58%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	$322,413
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 1.49%(US0003M+122bps), 1/20/29, Callable 10/20/20 @ 100(a)	249,032
500,000	Magnetite, Ltd., Class A, Series 24, 1.60%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	498,894
302,000	Magnetite, Ltd., Class A, Series 2019-21A, 1.55%(US0003M+128bps), 4/20/30, Callable 10/20/20 @ 100(a)	300,494
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.34%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(a)	309,872
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	49,056
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	54,020
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	392,592
236,041	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.40%(US0001M+125bps), 6/15/35(a)	227,792
567,462	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.65%(US0001M+150bps), 6/15/35(a)	542,914
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	157,679
324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.57%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	322,716
311,000	RETL, Class C, Series 2019-RVP, 2.25%(US0001M+210bps), 3/15/36(a)	273,366
365,000	Stratus CLO, Ltd., Class A, Series 2020-1A, 3.29%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(a)	365,953

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.27%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(a)	$247,369
332,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 1.63%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	328,682
300,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.78%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(a)	299,513
390,000	Voya CLO, Ltd., Class A1, Series 2020-3A(US0003M+130bps), 10/20/31(a)	390,000
283,000	Voya CLO, Ltd., Class A, Series 2020-1A, 2.00%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	283,261
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.54%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	331,549
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	184,628

Total Collateralized Mortgage Obligations (Cost $18,727,072)		18,430,175

Convertible Bond (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
25,300	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	25,300
Total Convertible Bond (Cost $25,300)		25,300

Bank Loans (0.1%):
Diversified Financial Services (0.1%):
96,022	Intelsat Jackson Holdings SA, 0.00%, 7/13/21	97,542
140,000	Intelsat Jackson Holdings SA, 0.00%, 11/27/23	140,485
10,000	Intelsat Jackson Holdings SA, 0.00%, 1/2/24	10,063

		248,090

Oil, Gas & Consumable Fuels (0.0%†):
110,000	California Resources Corp., 0.00%, 12/31/21(c)	2,109

Software (0.0%†):
55,000	Ultimate Software Group, Inc. (The), 0.04%, 5/3/26, Callable 11/7/20 @ 100	54,801

Total Bank Loans (Cost $366,447)		305,000

Corporate Bonds (21.2%):
Aerospace & Defense (0.4%):
145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	159,213

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	$162,959
100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	117,469
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	121,161
150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	185,489
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	218,138
80,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	82,300
105,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	107,100
200,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	201,000
15,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 11/9/20 @ 103.25	14,906
185,000	TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104(a)	200,725
240,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	250,800
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	40,200
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	40,000
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	36,225
425,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	407,999

		2,345,684

Air Freight & Logistics (0.0%†):
135,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	143,775

Automobiles (0.1%):
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	248,112
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	220,695

		468,807

Banks (1.7%):
640,000	Bank of America Corp., 4.20%, 8/26/24, MTN	710,458
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	453,408
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	173,842
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	70,175
165,000	CIT Group, Inc., 6.13%, 3/9/28	188,100
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	774,693
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	275,031
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,253,907

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	$546,592
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,218,231
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	193,437
205,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	214,263
645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	778,972
921,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,255,699

		9,106,808

Beverages (0.4%):
400,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	457,061
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	174,405
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	478,654
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	404,801
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	493,095
163,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 6/1/60, Callable 12/1/59 @ 100	196,875

		2,204,891

Biotechnology (0.2%):
1,050,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,090,185

Building Products (0.0%†):
205,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	213,969

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	474,709
507,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 200	516,638
780,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	894,832
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	185,015
3,431,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	3,689,203

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$434,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	$497,968
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	341,401
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	356,062
45,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	47,925

		7,003,753

Chemicals (0.1%):
95,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38(a)	97,613
5,000	CF Industries, Inc., 4.95%, 6/1/43	5,800
40,000	CF Industries, Inc., 5.38%, 3/15/44	48,000
120,000	Chemours Co., 7.00%, 5/15/25, Callable 11/9/20 @ 207^	120,750
201,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	198,487
10,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 205.62	9,800
35,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 205	32,988
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 11/9/20 @ 103.28	133,249
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	25,438
50,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	51,625

		723,750

Commercial Services & Supplies (0.2%):
70,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 11/9/20 @ 207.5^(a)	71,050
275,000	Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19(a)	286,000
171,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 205^(a)	172,283
60,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(a)	62,550
230,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 10/19/20 @ 103.38(a)	234,600

		826,483

Construction & Engineering (0.1%):
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	290,249
235,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/9/20 @ 106.34(a)	221,194
150,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 205.5(a)	150,188

		661,631

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (2.0%):
$390,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	$404,625
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 200	89,888
100,000	Ally Financial, Inc., 5.13%, 9/30/24	111,500
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	257,600
142,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	159,040
313,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	327,497
565,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	623,626
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	381,411
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,021,258
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	262,778
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,067,478
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	288,995
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	200,743
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	319,654
50,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	50,001
35,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	34,813
50,000	Ford Motor Credit Co. LLC, 3.09%, 1/9/23	49,002
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	342,438
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	966,776
70,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	70,871
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	56,484
85,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	86,457
70,000	General Motors Acceptance Corp., 8.00%, 11/1/31	95,725
500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	504,702
20,000	Navient Corp., 7.25%, 1/25/22, MTN	20,500
220,000	Navient Corp., 7.25%, 9/25/23	227,700
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	275,071
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	520,203
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	78,217
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	264,401

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	$660,990
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	434,945
423,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	491,773

		10,747,162

Containers & Packaging (0.1%):
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	105,676
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26^	59,313
100,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/9/20 @ 101.28(a)	100,750
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 11/9/20 @ 102.38	116,724

		382,463

Diversified Consumer Services (0.2%):
90,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 206.76(a)	92,925
125,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/9/20 @ 103.44(a)	128,125
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/9/20 @ 103.44(a)	194,750
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	85,400
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 11/9/20 @ 106.19(a)	488,175
70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	77,000
130,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 207.38^(a)	130,000

		1,196,375

Diversified Financial Services (0.3%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	64,574
100,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	105,750
145,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(a)	147,719
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 11/9/20 @ 103.44(a)	199,500
76,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 207.88^(a)	77,140
105,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(a)	106,706
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 203.62(a)	14,813

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	$550,685
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	199,431

		1,466,318

Diversified Telecommunication Services (0.4%):
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	31,227
65,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	75,043
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	163,434
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	496,970
200,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	225,732
80,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	85,300
235,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	240,875
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,200
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(a)	54,106
120,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	123,900
505,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	505,000

		2,012,787

Electric Utilities (0.6%):
356,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	372,910
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 200	167,908
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 200(a)	54,114
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	869,218
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	110,500
75,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	87,667
33,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	42,027
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	147,900
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	119,888
140,826	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	148,571
135,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	130,444

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	$406,575
80,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)	84,100
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	272,350

		3,014,172

Electronic Equipment, Instruments & Components (0.1%):
325,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 11/9/20 @ 102.81(a)	332,313

Energy Equipment & Services (0.0%†):
99,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(a)	59,400

Entertainment (0.1%):
200,000	Netflix, Inc., 4.88%, 4/15/28	224,500
55,000	Netflix, Inc., 5.88%, 11/15/28	65,175
25,000	Netflix, Inc., 6.38%, 5/15/29	30,844
25,000	Netflix, Inc., 5.38%, 11/15/29(a)	29,250

		349,769

Equity Real Estate Investment Trusts (2.4%):
184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	232,139
164,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	176,305
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,090,891
265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	274,863
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	65,841
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	377,234
528,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	546,500
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	272,942
203,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	217,282
717,000	Corporate Office Properties Trust, 5.25%, 2/15/24, Callable 11/15/23 @ 100	785,050
68,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 200	68,772

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	$127,563
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,513
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	194,234
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 11/9/20 @ 101.96	30,600
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	37,462
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	73,971
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	67,746
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	455,243
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	802,065
32,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 200	32,611
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	25,500
300,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	304,500
45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	48,375
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	205,000
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	588,695
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	107,289
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,370,143
282,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	285,701
42,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	46,406
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 200	15,026
297,000	SBA Tower Trust, 2.84%, 1/15/25(a)	312,390
97,000	SBA Tower Trust, 1.88%, 1/15/26(a)	98,822
74,000	SBA Tower Trust, 2.33%, 1/15/52(a)	75,496

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$69,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	$68,236
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	103,747
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	700,003
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 200^	299,791
165,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103	117,975
40,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 11/9/20 @ 210.68(a)	38,600
280,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 207.88(a)	296,100
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	123,460
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	142,227
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	373,429
430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	502,564
65,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	67,867
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	59,625
85,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	85,425
85,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	86,488
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	438,044
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	70,911

		12,996,662

Food & Staples Retailing (0.2%):
115,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 206.88^(a)	122,475
85,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 205.5(a)	87,550
120,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	142,043
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	176,796
140,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	190,352
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 200^	196,366
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 11/9/20 @ 101.47(a)	65,000
75,000	US Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13(a)	79,406

		1,059,988

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.3%):
$625,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 11/9/20 @ 102.88(a)	$640,624
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	54,375
345,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	382,950
180,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	195,750
95,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 200	109,489
115,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	117,588
40,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	41,150
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	47,700
70,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 204	70,788

		1,660,414

Health Care Equipment & Supplies (0.1%):
90,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 203.26(a)	90,674
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	129,063
25,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	25,938

		245,675

Health Care Providers & Services (1.1%):
250,000	Centene Corp., 4.75%, 1/15/25, Callable 11/9/20 @ 103.56	256,563
35,000	Centene Corp., 5.25%, 4/1/25, Callable 10/9/20 @ 103.94(a)	36,400
90,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)	94,950
360,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	375,300
610,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	657,275
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	254,188
341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	404,193
170,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 11/9/20 @ 103.13	166,175
260,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	255,450
171,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	193,182
78,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	87,425
696,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	810,708
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	419,488

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$135,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	$138,206
20,000	HCA, Inc., 4.75%, 5/1/23	21,775
240,000	HCA, Inc., 5.38%, 2/1/25	262,800
180,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 11/9/20 @ 103.56(a)	184,950
50,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 209.26^(a)	52,000
205,000	Tenet Healthcare Corp., 7.50%, 4/1/25, Callable 4/1/22 @ 103.75(a)	221,400
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 11/9/20 @ 207^	239,700
55,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	55,825
150,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	154,500
30,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)	30,300
130,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 206.12(a)	126,425
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	131,776
216,000	Toledo Hospital (The), 6.02%, 11/15/48	248,131
66,000	UnitedHealth Group, Inc., 2.75%, 5/15/40, Callable 11/15/39 @ 100	69,024
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	15,750

		5,963,859

Hotels, Restaurants & Leisure (0.4%):
75,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	78,094
40,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	41,400
115,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 204.76	112,269
260,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/19/20 @ 102.63(a)	252,199
10,000	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 11/7/20 @ 200	9,563
195,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	192,563
210,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/9/20 @ 101.69(a)	174,300
100,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	102,875
86,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	100,214

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$44,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100	$53,581
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	262,187
115,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 11/9/20 @ 103.75(a)	115,431
115,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 11/9/20 @ 102.5(a)	113,131
110,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	103,950
100,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	93,000
130,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 207.76^(a)	143,000

		1,947,757

Household Durables (0.0%†):
130,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	142,350

Independent Power and Renewable Electricity Producers (0.2%):
357,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	380,440
312,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	345,110
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	78,750
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	31,050
110,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	118,663
90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	97,763
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 206.76(a)	36,313
40,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	29,800
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,350
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	16,350

		1,154,589

Industrial Conglomerates (0.1%):
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	80,800

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	$213,713
160,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	166,200

		460,713

Insurance (1.3%):
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	640,775
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	902,443
600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	664,131
265,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	283,550
397,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	426,775
100,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	103,625
1,415,000	Metropolitan Life Global Funding I, 0.58% (SOFR+50 bps), 5/28/21(a)	1,418,558
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	525,587
63,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	65,906
289,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	320,257
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	248,630
1,042,000	Unum Group, 5.75%, 8/15/42	1,171,077
250,000	USI, Inc., 6.88%, 5/1/25, Callable 11/9/20 @ 103.44(a)	254,063

		7,025,377

Interactive Media & Services (0.1%):
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	25,250
434,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/9/20 @ 212.94^(a)	454,073

		479,323

IT Services (0.1%):
120,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 203.62(a)	120,000
130,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 203.88(a)	133,575
155,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	161,393

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$75,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	$79,500
65,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	68,088
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 203.76(a)	45,506
55,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	60,294

		668,356

Leisure Products (0.1%):
89,000	Hasbro, Inc., 2.60%, 11/19/22	92,178
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	214,473
75,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	79,125
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,375

		391,151

Life Sciences Tools & Services (0.1%):
130,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 204.62(a)	134,875
90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	94,725
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	15,731
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	208,500
215,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	225,213

		679,044

Media (1.4%):
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 203.88^(a)	20,000
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 205.62(a)	15,188
585,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	607,668
50,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	52,500
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	417,999
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	68,250
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	115,763
290,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	308,125
85,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	86,275
146,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	161,731

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	$447,104
101,000	DISH Network Corp., 2.38%, 3/15/24	91,658
290,000	DISH Network Corp., 3.38%, 8/15/26	264,959
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	71,452
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	112,619
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	124,297
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	85,186
110,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 204.5(a)	110,413
135,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 204.5(a)	138,375
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	67,113
90,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	93,600
70,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	73,063
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	32,213
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	25,469
100,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 208.88(a)	100,500
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	636,526
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	316,579
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	396,028
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,052,403
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	83,578

		7,176,634

Metals & Mining (0.1%):
151,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 205.88^	145,337
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	27,405
45,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)	46,386
115,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	107,094

		326,222

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Mortgage Real Estate Investment Trusts (0.0%†):
$45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	$43,313

Multi-Utilities (0.1%):
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100(a)	156,278
339,000	Sempra Energy, 6.00%, 10/15/39	467,907

		624,185

Oil, Gas & Consumable Fuels (2.9%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	40,275
10,000	Apache Corp., 7.38%, 8/15/47	9,372
420,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 11/9/20 @ 102.63	429,449
120,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	124,800
95,000	Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 10/15/23 @ 204.62(a)	97,494
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	290,575
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/9/20 @ 100(a)	202,438
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	152,153
55,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	56,375
30,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	30,750
230,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 10/26/20 @ 101.56	223,675
157,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/9/20 @ 208.62^	143,263
228,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	202,920
155,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	135,625
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(a)	16,900
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	127,813
105,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	106,838
145,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	142,825

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	$510,999
302,000	Denbury Resources, Inc., 9.25%, 3/31/22	164,968
150,000	Denbury Resources, Inc., 7.75%, 2/15/24	78,750
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,520
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	20,550
5,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13(a)	4,963
75,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	75,188
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,080
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	68,656
229,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	241,881
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	113,818
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	105,594
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	75,281
243,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	223,864
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	70,601
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	126,560
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	82,793
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	52,875
25,000	Global Partners LP/GLP Finance Corp., 7.00%, 6/15/23, Callable 10/23/20 @ 203.5	25,469
57,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	57,998
95,000	Global Partners LP/GLP Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 206.88(a)	95,713

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$40,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	$41,700
71,000	Hess Corp., 7.30%, 8/15/31	85,644
50,000	Hess Corp., 7.13%, 3/15/33	60,188
69,000	Hess Corp., 5.60%, 2/15/41	74,434
166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	182,600
170,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	172,550
110,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(a)	109,450
105,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 11/9/20 @ 101.67(a)	94,763
165,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(a)	161,700
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/19/20 @ 105.44(a)	19,500
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	101,786
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	52,861
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	559,213
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	147,774
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	126,446
115,000	MPLX LP, 1.34% (US0003M+110 bps), 9/9/22, Callable 11/9/20 @ 100	114,713
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	122,181
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	177,484
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	71,663
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	210,560
150,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 206.76(a)	156,750
68,000	Occidental Petroleum Corp., 2.70%, 8/15/22	63,495
264,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	223,080
536,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	477,039
55,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	44,000
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	23,775
146,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	111,325

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$65,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	$66,625
954,000	Occidental Petroleum Corp., 7.50%, 5/1/31	908,684
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	15,540
222,000	Occidental Petroleum Corp., 6.45%, 9/15/36	189,255
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	30,635
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	20,375
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	352,599
35,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	24,500
40,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 200^	26,800
39,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	27,300
110,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	112,750
20,000	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 11/9/20 @ 210.88	15,100
20,000	Phillips 66, 3.70%, 4/6/23	21,402
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	28,818
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	74,154
62,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	59,740
145,000	Rattler Midstream, LP, 5.63%, 7/15/25, Callable 7/15/22 @ 205.62(a)	146,088
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	104,600
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100(a)	377,209
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/20 @ 103.63(c)	1,390
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	585,292
35,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 11/9/20 @ 102.44	35,175
140,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	140,175
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,175

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$62,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	$63,395
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 11/9/20 @ 103.84	130,000
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	128,281
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	130,650
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 204.88(a)	38,600
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	46,324
137,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100(a)	143,585
71,000	Valero Energy Corp., 2.70%, 4/15/23	73,577
41,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	42,960
100,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	98,875
60,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	56,100
157,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	152,683
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	947,499
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	62,700
20,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	20,000
80,000	Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	75,800
135,000	Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100	129,600
40,000	Western Midstream Operating LP, 5.30%, 3/1/48, Callable 9/1/47 @ 100	32,400
15,000	Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100	13,894
354,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	385,224
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	177,214
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	310,639

		15,321,716

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.2%):
$115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 11/9/20 @ 102.44(a)	$116,725
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	58,498
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	193,073
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	87,780
126,000	Upjohn, Inc., 1.13%, 6/22/22(a)	126,969
40,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	40,901
206,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	213,233
90,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	97,133
155,000	Upjohn, Inc., 4.00%, 6/22/50, Callable 12/22/49 @ 100(a)	164,509

		1,098,821

Professional Services (0.1%):
40,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	40,100
100,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 11/9/20 @ 100(a)	100,000
85,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 205.62(a)	87,125
85,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 205.88(a)	87,975

		315,200

Real Estate Management & Development (0.1%):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 11/9/20 @ 104.03(a)	200,500
185,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 205.26(a)	192,169

		392,669

Semiconductors & Semiconductor Equipment (0.0%†):
80,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	82,800
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 203.88(a)	50,750

		133,550

Software (0.1%):
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	37,363
155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	161,588
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	21,400
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	149,344

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	$95,175
170,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23(a)	169,999
95,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	100,700

		735,569

Specialty Retail (0.2%):
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	37,762
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	54,694
229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	271,471
165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	203,962
105,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	137,729
123,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	169,712
51,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	61,248

		936,578

Technology Hardware, Storage & Peripherals (0.1%):
200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	218,894
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	64,174
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	97,406
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(a)	119,565
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(a)	104,224

		604,263

Textiles, Apparel & Luxury Goods (0.1%):
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	39,500
80,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	83,800
110,000	Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19(a)	116,050

		239,350

Thrifts & Mortgage Finance (0.0%†):
100,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	105,385

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	232,815
294,000	Altria Group, Inc., 4.25%, 8/9/42	315,872

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$191,000	Altria Group, Inc., 4.50%, 5/2/43	$212,843
347,000	Altria Group, Inc., 5.38%, 1/31/44	432,279
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	245,867
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	266,818
320,000	Reynolds American, Inc., 4.00%, 6/12/22	337,450
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	261,039
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	150,786

		2,455,769

Trading Companies & Distributors (0.1%):
63,000	Air Lease Corp., 2.25%, 1/15/23	63,154
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	305,541
265,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	270,223

		638,918

Wireless Telecommunication Services (0.4%):
260,000	Sprint Communications, Inc., 6.88%, 11/15/28	324,350
140,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	146,300
60,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	61,800
435,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	487,155
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	42,750
605,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	686,313
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	65,575
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(a)	131,702

		1,945,945

Total Corporate Bonds (Cost $106,220,562)		112,319,840

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	43

Total Foreign Bond (Cost $43)		43

Yankee Dollars (7.9%):
Aerospace & Defense (0.2%):
81,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	79,624
199,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	199,000
108,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	102,735
132,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	124,245

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Aerospace & Defense, continued
$180,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/9/20 @ 100(a)	$166,500
210,000	Bombardier, Inc., 6.13%, 1/15/23(a)	178,500
10,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(a)	7,600
40,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/9/20 @ 103.75(a)	29,900

		888,104

Banks (1.5%):
585,000	Barclays plc, 4.38%, 1/12/26	657,101
343,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	357,188
377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	423,843
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	215,750
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	596,899
205,000	HSBC Holdings plc, 4.25%, 3/14/24	219,593
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	212,000
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	715,860
362,000	NatWest Markets plc, 2.38%, 5/21/23(a)	373,656
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,792,248
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	601,714
125,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	139,713
193,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	203,383
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	371,071
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	209,056

		8,089,075

Beverages (0.0%†):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 10/19/20 @ 104.13(a)	81,900

Capital Markets (1.0%):
509,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	530,451
414,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	478,170
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	697,635
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	844,078
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	518,472
487,000	Deutsche Bank AG, 5.00%, 2/14/22	508,948
860,000	Deutsche Bank AG, 3.30%, 11/16/22	886,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$979,000	Deutsche Bank AG, 4.50%, 4/1/25	$989,315

		5,453,944

Chemicals (0.1%):
5,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 11/9/20 @ 105.16(a)	4,550
125,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	109,375
130,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 200	129,350
170,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	171,913

		415,188

Containers & Packaging (0.1%†):
170,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 10/19/20 @ 104.5(a)	176,163
15,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 206(a)	15,206
190,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	195,462
25,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(a)	26,594

		413,425

Diversified Consumer Services (0.0%†):
250,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	246,563

Diversified Financial Services (0.8%):
470,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	497,024
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	193,250
500,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	521,250
431,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	443,930
110,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(a)	109,725
350,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24(a)	355,250
105,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/9/20 @ 106.38(a)(c)	67,725
315,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 11/9/20 @ 207.5^(a)	318,938
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,365,162

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	$209,250
100,000	Virgin Media Finance plc, 5.00%, 7/15/30, Callable 7/15/25 @ 205(a)	99,500
200,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 204.26(a)	203,000

		4,384,004

Diversified Telecommunication Services (0.2%):
320,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	334,400
295,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	321,550
180,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	171,450
120,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 205.12(a)	119,550
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	26,031
20,000	Telecom Italia Capital, 6.38%, 11/15/33	23,525
55,000	Telecom Italia SpA, 6.00%, 9/30/34	63,319

		1,059,825

Hotels, Restaurants & Leisure (0.1%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 11/9/20 @ 102.13(a)	116,869
35,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	37,339
135,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 204(a)	136,012
85,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	89,888
80,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	78,000

		458,108

Insurance (0.1%):
314,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	351,598
200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 200(a)	206,113
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	228,000

		785,711

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	259,688
85,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	85,850

		345,538

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining (0.2%):
$200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	$200,250
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	550,049
155,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 10/18/20 @ 100(a)	155,194
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,294

		910,787

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 11/9/20 @ 101.17(a)	234,191

Oil, Gas & Consumable Fuels (1.6%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	34,055
402,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	361,957
85,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	87,019
130,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(a)	135,687
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	156,810
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	154,859
165,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/9/20 @ 101.15(a)	164,381
35,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	31,325
108,000	Petrobras Global Finance BV, 5.09%, 1/15/30	113,265
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	2,032,813
543,000	Petroleos Mexicanos, 4.50%, 1/23/26	481,459
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	530,339
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,059,597
154,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	127,233
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,725,538
1,386,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	1,159,282
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	259,807

		8,615,426

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.2%):
$75,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/9/20 @ 102.75(a)	$76,781
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	466,459
84,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	82,740
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	121,285
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 11/9/20 @ 103.06(a)	199,632

		946,897

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	60,750

Sovereign Bond (1.0%):
300,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	335,605
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	365,753
240,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	250,310
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	309,100
900,000	Dominican Republic, 5.50%, 1/27/25(a)	956,250
150,000	Dominican Republic, 6.00%, 7/19/28(a)	160,875
375,000	Indonesia Government International Bond, 3.85%, 10/15/30	424,704
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	432,651
200,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	218,833
350,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	403,690
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	447,818
1,000,000	Republic of Argentina, 5.88%, 1/11/28	390,640
200,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	213,291
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	216,456
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	246,543

		5,372,519

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	219,344
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	241,215

		460,559

Tobacco (0.1%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	482,254

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors (0.2%):
$152,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	$155,240
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	330,427
297,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	285,194
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	162,658
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	162,069

		1,095,588

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	356,813
430,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	462,250
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	535,625

		1,354,688

Total Yankee Dollars (Cost $41,662,535)		42,155,044

Municipal Bonds (0.9%):
New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	423,170

Illinois (0.6%):
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	90,920
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,238,364

		3,329,284

California (0.2%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	655,968
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	244,314
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,606

		916,888

Total Municipal Bonds (Cost $4,391,672)		4,669,342

U.S. Government Agency Mortgages (7.8%):
Federal Home Loan Mortgage Corporation (2.4%)
44,139	2.50%, 6/1/31, Pool #J34501	46,926
43,904	2.50%, 6/1/31, Pool #G18604	46,114
67,716	2.50%, 7/1/31, Pool #V61246	71,975
115,434	2.50%, 8/1/31, Pool #V61273	122,478
325,808	3.50%, 3/1/32, Pool #C91403	347,325
909,441	3.50%, 7/1/32, Pool #C91467	969,745
289,522	2.50%, 12/1/32, Pool #G18669	303,833
72,344	2.50%, 3/1/33, Pool #G18680	75,920

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$34,991	3.00%, 4/1/33, Pool #K90336	$36,867
311,684	3.00%, 4/1/33, Pool #G18684	328,856
96,383	3.00%, 5/1/33, Pool #G16550	101,626
69,783	3.00%, 6/1/33, Pool #K90806	73,503
88,547	3.00%, 6/1/33, Pool #K90632	93,310
47,610	3.00%, 6/1/33, Pool #K90684	50,161
37,949	3.00%, 6/1/33, Pool #C91709	39,986
172,872	3.00%, 7/1/33, Pool #C91714	182,155
219,192	2.50%, 7/1/33, Pool #G16661	231,039
233,370	3.50%, 11/1/33, Pool #G16677	249,207
187,306	3.50%, 2/1/34, Pool #G16752	199,248
64,234	3.00%, 4/1/34, Pool #G16829	68,578
66,821	2.50%, 9/1/34, Pool #SB8013	70,000
290,842	3.50%, 10/1/34, Pool #C91793	309,858
754,046	4.00%, 5/1/37, Pool #C91938	816,509
271,781	5.00%, 2/1/38, Pool #G60365	307,617
332,870	4.00%, 11/1/40, Pool #A95150	358,149
385,111	3.50%, 1/1/44, Pool #G60271	423,098
777,645	3.50%, 1/1/44, Pool #G07922	860,103
117,213	4.00%, 2/1/45, Pool #G07949	128,917
108,859	3.50%, 11/1/45, Pool #Q37467	118,608
31,714	4.00%, 4/1/46, Pool #V82292	34,706
12,803	4.00%, 4/1/46, Pool #Q39975	14,030
219,022	3.50%, 9/1/46, Pool #Q43257	238,683
334,594	3.00%, 12/1/46, Pool #G60989	357,583
13,208	4.50%, 12/1/46, Pool #Q45028	14,427
11,069	4.50%, 1/1/47, Pool #Q45635	12,091
26,080	4.50%, 2/1/47, Pool #Q46222	28,954
24,207	4.50%, 5/1/47, Pool #Q47942	26,875
58,933	4.50%, 5/1/47, Pool #Q47935	65,426
62,899	4.50%, 5/1/47, Pool #Q48095	69,834
348,375	4.00%, 6/1/47, Pool #G08767	374,820
542,227	4.00%, 6/1/47, Pool #Q48877	595,807
74,020	4.50%, 6/1/47, Pool #Q48759	82,176
59,646	4.50%, 7/1/47, Pool #Q49393	66,242
482,311	4.00%, 7/1/47, Pool #G08771	518,923
322,797	3.50%, 11/1/47, Pool #Q52086	346,000
132,871	4.50%, 12/1/47, Pool #Q53017	145,356
198,778	4.00%, 12/1/47, Pool #G61305	213,142
45,559	4.00%, 1/1/48, Pool #V83906	48,851
15,278	4.50%, 1/1/48, Pool #Q53730	16,726
57,137	4.00%, 2/1/48, Pool #G61343	62,068
45,257	4.00%, 2/1/48, Pool #V83994	48,279
12,439	4.00%, 2/1/48, Pool #Q54499	13,536
140,021	4.50%, 4/1/48, Pool #Q55724	154,433
107,370	4.50%, 4/1/48, Pool #Q55660	118,354
71,764	4.50%, 4/1/48, Pool #Q55500	79,105
264,400	4.00%, 5/1/48, Pool #Q55992	287,728
134,337	4.50%, 5/1/48, Pool #Q55839	148,080
345,199	4.00%, 6/1/48, Pool #G67713	376,014
109,666	4.00%, 7/1/48, Pool #Q59935	121,012
56,754	4.50%, 10/1/48, Pool #G67716	63,407
612,634	3.50%, 5/1/49, Pool #Q63646	659,590

		12,433,969

Federal National Mortgage Association (3.1%)
402,454	2.50%, 4/1/28, Pool #AT2060	422,535
58,791	2.50%, 5/1/31, Pool #BC0919	62,358
81,713	2.50%, 8/1/31, Pool #BC2778	86,693
57,272	2.50%, 10/1/31, Pool #AS8010	60,862
475,222	2.50%, 1/1/32, Pool #BE3032	498,507
255,221	3.00%, 9/1/32, Pool #BM5110	270,162

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$87,513	2.50%, 9/1/32, Pool #MA3124	$91,872
143,769	3.00%, 12/1/32, Pool #BM5109	152,623
623,079	3.00%, 2/1/33, Pool #BM5108	658,680
34,711	3.00%, 3/1/33, Pool #BM4614	37,332
31,167	3.00%, 5/1/33, Pool #AT3000	33,089
34,057	3.00%, 6/1/33, Pool #AT6090	36,161
166,127	3.00%, 7/1/33, Pool #MA1490	176,376
177,415	2.50%, 5/1/34, Pool #BN6321	185,931
599,059	3.50%, 9/1/34, Pool #FM1577	653,462
321,913	3.50%, 9/1/34, Pool #FM1578	347,245
227,190	3.50%, 10/1/34, Pool #FM1579	241,960
568,436	6.00%, 5/1/36, Pool #745512	663,915
27,127	3.50%, 12/1/40, Pool #AH1556	29,323
62,879	4.00%, 10/1/43, Pool #BM1167	69,816
534,146	4.50%, 3/1/44, Pool #AV0957	583,420
452,344	4.50%, 7/1/44, Pool #AS3062	497,862
223,067	4.50%, 10/1/44, Pool #AV8856	245,591
317,963	4.50%, 12/1/44, Pool #AS4176	354,268
129,087	4.00%, 5/1/45, Pool #AZ1207	138,039
315,266	4.00%, 6/1/45, Pool #AY8096	336,907
113,530	4.00%, 6/1/45, Pool #AY8126	121,323
496,847	3.50%, 7/1/45, Pool #AZ0814	539,757
349,322	3.50%, 8/1/45, Pool #AY8424	379,610
392,686	4.50%, 12/1/45, Pool #BA6997	425,345
57,721	4.00%, 12/1/45, Pool #AS6352	62,707
20,133	4.50%, 1/1/46, Pool #AY3890	21,790
201,065	4.00%, 2/1/46, Pool #BC1578	216,725
8,218	4.50%, 3/1/46, Pool #BC0287	9,212
48,531	4.00%, 4/1/46, Pool #AS7024	52,643
446,656	4.00%, 4/1/46, Pool #AL8468	492,158
72,270	4.50%, 6/1/46, Pool #BD1238	79,475
404,985	4.00%, 6/1/46, Pool #AL9282	436,528
167,905	4.00%, 7/1/46, Pool #BC1443	186,597
464,401	3.50%, 7/1/46, Pool #AL9515	508,459
182,963	4.00%, 9/1/46, Pool #BC2843	203,391
55,717	4.00%, 9/1/46, Pool #BD1489	60,057
60,878	4.50%, 10/1/46, Pool #BE1671	66,910
23,503	4.00%, 10/1/46, Pool #BD7599	25,347
159,602	4.00%, 10/1/46, Pool #BC4754	177,377
194,404	3.50%, 10/1/46, Pool #AL9285	204,860
71,077	4.50%, 11/1/46, Pool #BE2386	79,729
11,237	4.50%, 12/1/46, Pool #BC9079	12,601
139,363	4.50%, 12/1/46, Pool #BE4488	156,337
489,787	3.50%, 12/1/46, Pool #BC9077	536,447
371,412	3.50%, 1/1/47, Pool #BE1526	402,589
284,104	3.50%, 1/1/47, Pool #AL9776	310,863
71,697	4.50%, 1/1/47, Pool #BE7087	79,675
88,867	4.50%, 1/1/47, Pool #BE6506	99,691
655,005	4.00%, 2/1/47, Pool #AL9779	723,028
80,452	4.50%, 2/1/47, Pool #BE8498	89,459
93,379	4.00%, 5/1/47, Pool #BM1277	101,874
38,848	4.50%, 6/1/47, Pool #BH0561	42,719
17,582	4.50%, 6/1/47, Pool #BE9387	19,514
10,703	4.00%, 6/1/47, Pool #BH4269	11,677
100,422	4.50%, 6/1/47, Pool #BE3663	111,497
59,263	4.00%, 7/1/47, Pool #AS9968	64,654
87,255	4.50%, 7/1/47, Pool #BE3749	96,841
34,843	4.50%, 4/1/48, Pool #BJ5454	38,223
111,242	4.00%, 4/1/48, Pool #BM3700	121,362
18,685	4.50%, 5/1/48, Pool #BJ5507	20,498
136,423	4.50%, 10/25/48, Pool #BM4548	152,083

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$423,671	4.50%, 9/1/49, Pool #FM1534	$470,690
200,000	2.50%, 10/25/49	209,781
88,112	3.50%, 11/1/49, Pool #CA4557	94,935
571,244	4.00%, 11/1/49, Pool #CA4628	616,279
366,631	3.00%, 2/1/50, Pool #CA5126	384,245
499,425	2.50%, 8/1/50, Pool #SD0430	529,232
300,000	2.50%, 11/25/50, TBA	314,168

		17,095,951

Government National Mortgage Association (2.3%)
34,734	4.00%, 10/20/40, Pool #G24833	38,058
102,956	4.00%, 1/20/41, Pool #4922	112,812
98,811	4.00%, 8/15/41, Pool #430354	108,596
1,117,142	4.00%, 1/20/42, Pool #5280	1,224,239
149,841	4.00%, 11/20/42, Pool #MA0535	164,251
311,323	3.00%, 12/20/42, Pool #AA5872	327,760
2,484,301	3.50%, 1/20/43, Pool #MA0699	2,679,380
196,232	3.00%, 3/20/43, Pool #AA6146	208,722
78,570	3.00%, 3/20/43, Pool #AD8812	82,654
41,268	3.50%, 3/20/43, Pool #AD8884	44,794
41,490	3.50%, 4/20/43, Pool #AD9075	45,036
17,055	3.50%, 4/20/43, Pool #AB9891	18,529
122,931	4.00%, 5/20/46, Pool #MA3664	133,566
157,103	3.50%, 5/20/46, Pool #MA3663	167,195
212,537	3.50%, 6/20/46, Pool #MA3736	227,290
54,318	3.50%, 7/20/46, Pool #MA3803	58,089
650,508	3.00%, 12/20/46, Pool #MA4126	681,093
139,147	4.00%, 1/15/47, Pool #AX5857	148,951
126,122	4.00%, 1/15/47, Pool #AX5831	135,008
922,305	3.00%, 1/20/47, Pool #MA4195	969,857
451,622	4.00%, 3/20/47, Pool #MA4322	487,073
148,842	4.00%, 4/20/47, Pool #784303	158,352
160,558	4.00%, 4/20/47, Pool #784304	170,816
78,834	4.00%, 4/20/47, Pool #MA4383	85,023
605,163	4.50%, 4/20/47, Pool #MA4384	660,640
84,938	4.00%, 5/20/47, Pool #MA4452	91,606
800,968	4.50%, 6/20/47, Pool #MA4512	874,492
38,859	4.00%, 4/20/48, Pool #BG7744	41,669
265,908	4.00%, 4/20/48, Pool #MA5137	285,252
46,326	4.00%, 4/20/48, Pool #BG3507	49,675
574,860	4.00%, 6/20/48, Pool #MA5264	611,885
803,456	4.00%, 9/20/48, Pool #MA5466	862,018
21,482	3.50%, 12/20/49, Pool #BR8984	22,901
26,287	3.50%, 12/20/49, Pool #BR8985	28,518
20,958	3.50%, 12/20/49, Pool #BR8987	22,862

		12,028,662

Total U.S. Government Agency Mortgages (Cost $39,887,956)		41,558,582

U.S. Treasury Obligations (14.6%):
U.S. Treasury Bonds (4.6%)
226,000	1.13%, 5/15/40	222,928
8,868,000	3.00%, 2/15/47	12,020,297
1,149,000	2.00%, 2/15/50	1,303,038
3,310,300	1.25%, 5/15/50	3,146,854
7,657,600	1.38%, 8/15/50	7,515,217

		24,208,334

U.S. Treasury Inflation Index Bonds (0.7%)
4,256,943	0.75%, 2/15/45	2,840,855
160,977	1.00%, 2/15/46	113,536
1,562,715	1.00%, 2/15/49	1,106,763

		4,061,154

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes (3.1%)
$6,515,279	0.13%, 10/15/24	$3,471,900
3,517,483	0.25%, 1/15/25	1,959,844
9,953,818	0.63%, 1/15/26	5,718,434
4,223,923	0.13%, 7/15/26	2,378,745
2,654,008	0.88%, 1/15/29	1,565,188
1,912,122	0.25%, 7/15/29	1,076,104

		16,170,215

U.S. Treasury Notes (6.2%)
3,746,000	0.13%, 8/15/23	3,743,073
900,000	2.50%, 1/31/24	969,609
12,859,000	0.25%, 7/31/25	12,848,954
5,588,000	2.50%, 2/28/26	6,242,844
3,979,000	0.38%, 9/30/27	3,954,131
5,037,000	0.63%, 8/15/30	5,011,815

		32,770,426

Total U.S. Treasury Obligations (Cost $75,493,260)		77,210,129

Short-Term Securities Held as Collateral for Securities on Loan (0.8%):
4,095,802	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(e)	4,095,802

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $4,095,802)		4,095,802

Unaffiliated Investment Companies (1.9%):
Money Markets (1.9%):
9,843,184	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(e)	9,843,184

Total Unaffiliated Investment Companies (Cost $9,843,184)		9,843,184

Total Investment Securities (Cost $473,193,984) - 100.9%		535,387,063
Net other assets (liabilities) - (0.9)%		(4,874,374)

Net Assets - 100.0%		$530,512,689

Percentages indicated are based on net assets as of September 30, 2020.

CVR	-	Contingency Valued Rights
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $3,970,346.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2020.

(c)	Defaulted bond.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(e)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	7	$1,173,200	$(8,154)

				$(8,154)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (0.0%†):
Energy Equipment & Services (0.0%†):
912	Weatherford International plc*	$1,778

Oil, Gas & Consumable Fuels (0.0%†):
22	Amplify Energy Corp., 0.59%	19
2,077	Sanchez Energy Corp.*	54,002

		54,021

Total Common Stocks (Cost $163,838)		55,799

Principal Amount		Fair Value
Asset Backed Securities (1.8%):
$244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	170,903
242,675	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	223,605
446,920	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	418,815
300,683	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	280,192
1,455,222	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,315,615
225,022	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	207,875
135,417	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	125,913
625,146	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	564,398
439,739	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	406,960
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	155,287
486,276	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	453,973
332,475	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	342,207
558,675	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	589,092
235,728	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	220,098
227,235	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	214,666
334,473	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	313,725
389,185	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	363,730
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	157,061
394,126	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	355,385

Principal Amount		Fair Value
Asset Backed Securities, continued
$554,024	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	$518,540
394,239	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	370,522
542,995	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	510,472

Total Asset Backed Securities (Cost $9,014,179)		8,279,034

Collateralized Mortgage Obligations (6.1%):
280,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A(US0003M+138bps), 10/15/31(a)	280,000
750,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.58%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	741,300
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.60%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	249,042
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 1.52%(US0003M+125bps), 4/17/33, Callable 4/17/21 @ 100(a)	247,699
534,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 1.47%(US0003M+120bps), 1/15/29, Callable 10/15/20 @ 100(a)	531,418
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.60%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	391,964
358,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 2.01%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	359,078
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	272,967
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(a)	88,049
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	47,673
102,000	Barclays, Class A, Series 2016-MART, 2.20%, 9/13/31(a)	101,688
434,720	Barings CLO, Ltd., Class A1, Series 2020-1A(US0003M+140bps), 10/15/32(a)	434,720
272,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.60%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	271,401
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	58,128

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$67,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	$75,508
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.27%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(a)	455,911
457,581	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.95%(US0001M+80bps), 12/15/29(a)	457,009
212,643	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.23%(US0001M+108bps), 10/15/36(a)	212,220
266,753	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.40%(US0001M+125bps), 10/15/36(a)	265,587
378,770	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.60%(US0001M+145bps), 10/15/36(a)	376,376
531,607	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.95%(US0001M+180bps), 10/15/36(a)	526,200
211,806	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.75%(US0001M+160bps), 12/15/29(a)	209,472
179,835	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.27%(US0001M+112bps), 12/15/29(a)	178,942
226,792	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.15%(US0001M+100bps), 12/15/29(a)	226,228
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.15%(US0001M+100bps), 4/15/34(a)	385,122
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.45%(US0001M+130bps), 4/15/34(a)	250,790
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.75%(US0001M+160bps), 4/15/34(a)	162,873
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.05%(US0001M+190bps), 4/15/34(a)	169,316
277,746	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.40%(US0001M+125bps), 12/15/29(a)	275,343

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.95%(US0001M+180bps), 11/15/35(a)	$144,477
154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.78%(US0001M+263bps), 9/15/37(a)	113,901
261,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.60%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	259,886
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.61%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	343,268
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A(US0003M+127bps), 10/25/32(a)	250,000
138,403	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.90%(US0001M+175bps), 6/15/34(a)	129,207
624,306	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.27%(US0001M+112bps), 6/15/34(a)	594,949
122,472	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.65%(US0001M+150bps), 6/15/34(a)	115,091
370,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.92%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	369,402
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	90,912
119,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	122,833
225,000	Credit Suisse Mortgage Capital Certificates, Class C, Series 2019-ICE4, 1.58%(US0001M+143bps), 5/15/36(a)	223,324
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.38%(US0001M+123bps), 5/15/36(a)	203,977
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	304,390
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	96,163
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	91,232
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	108,069
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.40%(US0001M+225bps), 12/15/30(a)	1,212,009

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$360,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.59%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	$358,298
250,000	Dryden 75 CLO, Ltd., Class AR, Series 2019-75A, 1.47%(US0003M+120bps), 7/15/30, Callable 10/15/20 @ 100(a)	247,933
500,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.60%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	496,837
323,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A(US0003M+135bps), 10/15/32(a)	323,000
427,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.61%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	424,545
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	297,077
604,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 1.55%(US0003M+128bps), 4/15/29, Callable 10/15/20 @ 100(a)	602,939
450,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(a)	448,855
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.60%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	433,584
100,000	GB Trust, Class B, Series 2020-FLIX, 1.50%(US0001M+135bps), 8/15/37(a)	100,213
310,000	GB Trust, Class A, Series 2020-FLIX, 1.27%(US0001M+112bps), 8/15/37(a)	310,595
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	64,711
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	96,555
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	127,338
480,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.92%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(a)	480,979

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$295,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.18%(US0003M+92bps), 1/22/28, Callable 10/22/20 @ 100(a)	$292,185
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.58%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	497,552
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 1.49%(US0003M+122bps), 1/20/29, Callable 10/20/20 @ 100(a)	249,032
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.60%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	249,473
461,000	Magnetite, Ltd., Class A, Series 2019-21A, 1.55%(US0003M+128bps), 4/20/30, Callable 10/20/20 @ 100(a)	458,702
590,000	Magnetite, Ltd., Class A, Series 24, 1.60%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	588,696
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.34%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(a)	456,447
361,287	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.40%(US0001M+125bps), 6/15/35(a)	348,660
870,944	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.65%(US0001M+150bps), 6/15/35(a)	833,267
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	238,908
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	75,898
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	82,959
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	604,694
500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.57%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	498,018
451,000	RETL, Class C, Series 2019-RVP, 2.25%(US0001M+210bps), 3/15/36(a)	396,424
535,000	Stratus CLO, Ltd., Class A, Series 2020-1A, 3.29%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(a)	536,397

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.27%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(a)	$300,800
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 1.63%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	503,914
570,000	Voya CLO, Ltd., Class A1, Series 2020-3A(US0003M+130bps), 10/20/31(a)	570,000
450,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.78%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(a)	449,270
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.54%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	510,685
500,000	Voya CLO, Ltd., Class A1, Series 2017-1A, 1.52%(US0003M+125bps), 4/17/30, Callable 10/17/20 @ 100(a)	496,916
420,000	Voya CLO, Ltd., Class A, Series 2020-1A, 2.00%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	420,388
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	278,729

Total Collateralized Mortgage Obligations (Cost $28,292,934)		27,826,587

Convertible Bond (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
37,400	Mesquite Energy, Inc., 15.00%, 7/15/23(a)	37,400

Total Convertible Bond (Cost $37,400)		37,400

Bank Loans (0.1%):
Diversified Financial Services (0.1%):
142,172	Intelsat Jackson Holdings SA, 7/13/21	144,423
215,000	Intelsat Jackson Holdings SA, 11/27/23	215,746
15,000	Intelsat Jackson Holdings SA, 1/2/24	15,094

		375,263

Oil, Gas & Consumable Fuels (0.0%†):
165,000	California Resources Corp., 12/31/21	3,163

Software (0.0%†):
85,000	Ultimate Software Group, Inc. (The), 0.04%, 5/3/26, Callable 11/7/20 @ 100	84,692

Total Bank Loans (Cost $555,662)		463,118

Corporate Bonds (37.9%):
Aerospace & Defense (0.8%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	234,977
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	240,505
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	234,937

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	$242,321
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	259,684
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	327,206
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	128,594
150,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	153,000
300,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	301,500
25,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 11/9/20 @ 103.25	24,844
280,000	TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104(a)	303,800
360,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	376,200
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	60,300
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	60,000
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	56,925
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	585,600

		3,590,393

Air Freight & Logistics (0.1%†):
205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	218,325

Automobiles (0.2%):
354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	365,965
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	326,290

		692,255

Banks (3.0%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	728,220
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	676,795
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	147,363
100,000	CIT Group, Inc., 3.93%(SOFR+4bps), 6/19/24, Callable 6/19/23 @ 100	100,250
245,000	CIT Group, Inc., 6.13%, 3/9/28	279,300
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,156,733
393,000	Citigroup, Inc., 3.35%(US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	423,872
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,875,151
665,000	Citigroup, Inc., 4.41%(SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100	797,113
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,312,411
267,000	JPMorgan Chase & Co., 2.96%(SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100	285,346

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$500,000	Regions Bank, 6.45%, 6/26/37	$695,733
296,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	309,375
938,000	Wells Fargo & Co., 4.48%(US0003M+4bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,132,830
1,340,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,826,967

		13,747,459

Beverages (0.7%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	571,327
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	255,794
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	598,318
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	618,751
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	747,501
239,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 6/1/60, Callable 12/1/59 @ 100	288,669

		3,080,360

Biotechnology (0.3%):
1,489,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,545,986

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	266,156

Capital Markets (2.5%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	310,067
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25^	630,181
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	733,358
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	765,277
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,307,832
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	280,413
5,274,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	5,670,900
632,000	Morgan Stanley, 3.62%(SOFR+312bps), 4/1/31, Callable 4/1/30 @ 100	725,151
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	527,096
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	593,436

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$65,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	$69,225

		11,612,936

Chemicals (0.3%):
151,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38(a)	155,153
5,000	CF Industries, Inc., 4.95%, 6/1/43	5,800
60,000	CF Industries, Inc., 5.38%, 3/15/44	72,000
195,000	Chemours Co., 7.00%, 5/15/25, Callable 11/9/20 @ 103.5^	196,219
276,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	272,549
10,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 102.81	9,800
50,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	47,125
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 11/9/20 @ 103.28	205,000
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	35,613
200,000	W.R. Grace & Co., 5.63%, 10/1/24(a)	212,500
80,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	82,600

		1,294,359

Commercial Services & Supplies (0.3%):
105,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 11/9/20 @ 103.75^(a)	106,575
420,000	Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19(a)	436,800
260,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(a)	261,950
95,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(a)	99,038
340,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 10/19/20 @ 103.38(a)	346,800

		1,251,163

Construction & Engineering (0.3%):
200,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	216,000
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	435,374
350,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 11/9/20 @ 106.34(a)	329,438
215,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	215,269

		1,196,081

Consumer Finance (3.1%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	599,675
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	129,838
148,000	Ally Financial, Inc., 5.13%, 9/30/24	165,020
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	379,500
470,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	526,400

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	$483,398
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	919,435
534,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	593,799
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	657,691
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	262,778
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,067,479
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	437,491
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	507,280
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	240,892
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	506,544
75,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	75,002
55,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	54,707
80,000	Ford Motor Credit Co. LLC, 3.09%, 1/9/23	78,403
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	524,586
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,488,117
110,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	111,368
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	82,158
130,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	132,228
105,000	General Motors Acceptance Corp., 8.00%, 11/1/31	143,588
747,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	754,025
210,000	Navient Corp., 6.63%, 7/26/21	212,100
30,000	Navient Corp., 7.25%, 1/25/22, MTN	30,750
275,000	Navient Corp., 7.25%, 9/25/23	284,625
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	421,234
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	520,203
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	122,471
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	412,855
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	340,247
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	712,021
644,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	748,703

		14,726,611

Containers & Packaging (0.2%):
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	158,513

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging, continued
$80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	$94,900
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/9/20 @ 101.28(a)	302,250
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 11/9/20 @ 102.38	172,550

		728,213

Diversified Consumer Services (0.4%):
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	145,583
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/9/20 @ 103.44(a)	205,000
40,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 11/9/20 @ 103.44(a)	41,000
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	128,100
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 11/9/20 @ 106.19(a)	732,262
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	110,000
210,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69^(a)	210,000

		1,571,945

Diversified Financial Services (0.4%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	97,938
155,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	163,913
165,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(a)	168,094
280,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 11/9/20 @ 103.44(a)	279,300
125,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	126,875
160,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(a)	162,600
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	19,750
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	550,685
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	307,230

		1,876,385

Diversified Telecommunication Services (0.6%):
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	46,841
93,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	107,370
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	254,625
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	621,212
300,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	338,598

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	$133,281
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	369,000
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,200
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(a)	83,619
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	191,013
760,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	759,999

		2,916,758

Electric Utilities (1.5%):
501,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	524,798
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	259,494
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	78,165
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,339,035
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	165,243
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	128,579
49,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	62,404
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,449,091
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	229,463
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	182,438
209,674	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	221,206
200,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	193,250
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	625,500
120,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)	126,150
405,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	424,238

		7,009,054

Electronic Equipment, Instruments & Components (0.1%):
490,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 11/9/20 @ 102.81(a)	501,025

Energy Equipment & Services (0.0%†):
154,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(a)	92,400

Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment (0.1%):
$310,000	Netflix, Inc., 4.88%, 4/15/28	$347,975
100,000	Netflix, Inc., 5.88%, 11/15/28	118,500
30,000	Netflix, Inc., 6.38%, 5/15/29	37,013
30,000	Netflix, Inc., 5.38%, 11/15/29(a)	35,100

		538,588

Equity Real Estate Investment Trusts (4.1%):
267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	336,853
242,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	260,158
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	476,675
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	436,669
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	554,336
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	505,485
514,000	Brixmor Operating Partnership LP, 3.88%, 8/15/22, Callable 6/15/22 @ 100	532,020
788,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	815,608
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	425,659
303,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	324,318
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	467,187
98,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	99,113
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	201,156
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	33,294
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	289,759
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	161,333
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 11/9/20 @ 101.96	42,075
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	57,295
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	114,319
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	105,383
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	699,935

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	$147,318
48,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	48,917
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	475,678
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	364,910
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	40,800
395,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	400,925
75,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	80,625
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	307,500
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	879,289
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	134,175
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	298,498
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,070,224
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	440,709
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	73,242
62,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	68,504
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	70,631
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	103,584
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	22,038
458,000	SBA Tower Trust, 2.84%, 1/15/25(a)	481,732
146,000	SBA Tower Trust, 1.88%, 1/15/26(a)	148,742
111,000	SBA Tower Trust, 2.33%, 1/15/52(a)	113,243
101,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	99,882
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	158,863
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	161,001
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	448,694
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100^	370,908

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$215,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103	$153,725
65,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 11/9/20 @ 105.34(a)	62,725
425,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(a)	449,438
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	123,460
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	216,055
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	578,967
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	737,482
97,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	101,279
90,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	89,438
130,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	130,650
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	137,363
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,432
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	890,372
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	108,516

		18,797,164

Food & Staples Retailing (0.4%):
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44(a)	175,725
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	128,750
176,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	208,330
210,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	265,194
210,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	285,528
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	294,548
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 11/9/20 @ 101.47(a)	100,000
110,000	US Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13(a)	116,463

		1,574,538

Food Products (0.6%):
955,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 11/9/20 @ 102.88(a)	978,874
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	90,263
490,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	543,899

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	$244,688
140,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	161,352
170,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	173,825
70,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	72,013
220,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	231,275
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	58,300
95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	96,069

		2,650,558

Health Care Equipment & Supplies (0.1%):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	141,050
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	196,175
35,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	36,313

		373,538

Health Care Providers & Services (2.0%):
385,000	Centene Corp., 4.75%, 1/15/25, Callable 11/9/20 @ 103.56	395,106
50,000	Centene Corp., 5.25%, 4/1/25, Callable 10/9/20 @ 103.94(a)	52,000
140,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)	147,700
550,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	573,375
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,061,337
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	373,500
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	623,476
260,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 11/9/20 @ 103.13	254,150
475,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	466,688
259,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	292,597
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	127,776
1,055,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,228,875
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	635,881
210,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	214,988
30,000	HCA, Inc., 4.75%, 5/1/23	32,663
295,000	HCA, Inc., 5.38%, 2/1/25	323,025
280,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 11/9/20 @ 103.56(a)	287,700
75,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63^(a)	78,000
300,000	Tenet Healthcare Corp., 7.50%, 4/1/25, Callable 4/1/22 @ 103.75(a)	324,000

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$360,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 11/9/20 @ 103.5^	$367,200
90,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	91,350
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	221,450
45,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)	45,450
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	189,638
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	203,858
407,000	Toledo Hospital (The), 6.02%, 11/15/48	467,544
96,000	UnitedHealth Group, Inc., 2.75%, 5/15/40, Callable 11/15/39 @ 100	100,398
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	21,000

		9,200,725

Hotels, Restaurants & Leisure (0.7%):
125,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	130,156
55,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	56,925
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	170,844
400,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/19/20 @ 102.63(a)	387,999
15,000	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 11/7/20 @ 100	14,344
300,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	296,249
320,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/9/20 @ 101.69(a)	265,600
150,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	154,313
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	146,825
65,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100	79,153
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	262,188
180,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 11/9/20 @ 103.75(a)	180,675
175,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 11/9/20 @ 102.5(a)	172,156
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	172,763
165,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	155,925
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	139,500
205,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	225,500

		3,011,115

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Durables (0.0%†):
$195,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	$213,525

Independent Power and Renewable Electricity Producers (0.4%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	562,668
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	509,923
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	120,750
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	46,575
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	151,025
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	162,938
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	51,875
60,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	44,700
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	35,613
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	43,600

		1,729,667

Industrial Conglomerates (0.2%):
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	131,300
305,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	317,962
245,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	254,494

		703,756

Insurance (2.5%):
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	961,162
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,347,528
900,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	996,197
385,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	411,950
586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	629,950
150,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	155,438
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	43,835

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	$168,541
2,184,000	Metropolitan Life Global Funding I, 0.58%(SOFR+50bps), 5/28/21(a)	2,189,492
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	784,764
93,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	97,289
427,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	473,183
463,000	Unum Group, 3.88%, 11/5/25	503,926
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	382,256
1,556,000	Unum Group, 5.75%, 8/15/42	1,748,749
375,000	USI, Inc., 6.88%, 5/1/25, Callable 11/9/20 @ 103.44(a)	381,094

		11,275,354

Interactive Media & Services (0.2%):
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	40,400
680,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/9/20 @ 106.47^(a)	711,450

		751,850

IT Services (0.2%):
175,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	175,000
195,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	200,363
230,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	239,488
115,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	121,900
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	104,750
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	65,731
85,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	93,181

		1,000,413

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	330,204
120,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	126,600
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,375

		462,179

Life Sciences Tools & Services (0.1%):
195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	202,312
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	152,613
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	20,975
50,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	52,125

		428,025

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media (2.4%):
$30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94^(a)	$30,000
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	25,313
230,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	238,913
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	731,500
80,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	84,000
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	110,250
395,000	CCO Holdings LLC, 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	416,725
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	99,750
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	176,400
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	467,500
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	131,950
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	238,165
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	661,533
157,000	DISH Network Corp., 2.38%, 3/15/24	142,478
410,000	DISH Network Corp., 3.38%, 8/15/26	374,597
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	113,224
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	178,512
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	196,469
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	134,648
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	165,619
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(a)	205,000
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	108,413
135,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	140,400
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	109,594
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	48,319
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	40,750
135,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	135,675
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	950,192

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	$475,531
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	591,214
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	3,064,922
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	124,762

		10,712,318

Metals & Mining (0.1%):
230,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94^	221,375
40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	40,600
60,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)	61,847
170,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	158,313

		482,135

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	62,563

Multi-Utilities (0.2%):
49,000	Puget Energy, Inc., 6.00%, 9/1/21	51,350
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100(a)	231,068
506,000	Sempra Energy, 6.00%, 10/15/39	698,410

		980,828

Oil, Gas & Consumable Fuels (5.1%):
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	49,225
25,000	Apache Corp., 7.38%, 8/15/47	23,429
710,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 11/9/20 @ 102.63	725,974
175,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	182,000
140,000	Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 10/15/23 @ 102.31(a)	143,675
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	424,687
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/9/20 @ 100(a)	316,000
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	227,077
80,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	82,000
40,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	41,000
330,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 10/26/20 @ 101.56	320,925
242,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 11/9/20 @ 104.31^	220,825

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$368,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	$327,520
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	201,250
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(a)	21,125
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	160,148
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	204,500
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	162,800
215,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	211,775
750,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(a)	547,500
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	166,500
455,000	Denbury Resources, Inc., 9.25%, 3/31/22	248,544
245,000	Denbury Resources, Inc., 7.75%, 2/15/24	128,625
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,520
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	30,825
10,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13(a)	9,925
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	110,275
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	84,240
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	108,794
350,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	369,688
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	179,316
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	155,969
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	118,594

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	$331,650
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	108,536
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	192,806
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	126,683
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	84,600
40,000	Global Partners LP/GLP Finance Corp., 7.00%, 6/15/23, Callable 10/23/20 @ 101.75	40,750
77,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	78,348
140,000	Global Partners LP/GLP Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44(a)	141,050
61,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	63,593
109,000	Hess Corp., 7.30%, 8/15/31	131,481
78,000	Hess Corp., 7.13%, 3/15/33	93,893
107,000	Hess Corp., 5.60%, 2/15/41	115,426
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	332,200
285,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	289,275
170,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(a)	169,150
165,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 11/9/20 @ 101.67(a)	148,913
250,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(a)	245,000
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/19/20 @ 105.44(a)	29,500
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	157,401
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	79,291
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	831,231
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	234,074
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	188,540
179,000	MPLX LP, 1.34%(US0003M+110bps), 9/9/22, Callable 11/9/20 @ 100	178,553
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	185,975
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	270,133

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	$108,063
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	319,200
225,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 9/15/22 @ 103.38(a)	235,125
106,000	Occidental Petroleum Corp., 2.70%, 8/15/22	98,978
409,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	345,605
809,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	720,009
80,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	64,000
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	37,248
222,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	169,275
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	87,125
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	997,267
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	24,281
632,000	Occidental Petroleum Corp., 6.45%, 9/15/36	538,780
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	43,168
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	32,600
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	612,319
60,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	42,000
60,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	40,200
57,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	39,900
165,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	169,125
30,000	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 11/9/20 @ 105.44	22,650
30,000	Phillips 66, 3.70%, 4/6/23	32,103
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	43,227
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	113,291
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	91,537
220,000	Rattler Midstream, LP, 5.63%, 7/15/25, Callable 7/15/22 @ 102.81(a)	221,650
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	169,452
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100(a)	555,117
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 10/19/20 @ 103.63(c)	2,040

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	$345,222
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	902,914
55,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 11/9/20 @ 102.44	55,275
215,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	215,269
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,175
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	97,138
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 11/9/20 @ 103.84	195,000
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	200,119
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	195,975
60,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44(a)	57,900
63,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	67,870
203,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100(a)	212,757
104,000	Valero Energy Corp., 2.70%, 4/15/23	107,775
200,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	197,750
92,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	86,020
232,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	225,620
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	852,749
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	95,950
30,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	30,000
120,000	Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	113,700
205,000	Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100	196,800
60,000	Western Midstream Operating LP, 5.30%, 3/1/48, Callable 9/1/47 @ 100	48,600
25,000	Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100	23,156

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$524,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	$570,219
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	279,026
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	264,728
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	464,325

		23,356,669

Pharmaceuticals (0.4%):
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 11/9/20 @ 102.44(a)	177,625
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	89,286
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	294,973
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	133,980
187,000	Upjohn, Inc., 1.13%, 6/22/22(a)	188,439
60,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	61,352
305,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	315,708
133,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	143,541
229,000	Upjohn, Inc., 4.00%, 6/22/50, Callable 12/22/49 @ 100(a)	243,048

		1,647,952

Professional Services (0.1%):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	60,150
150,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 11/9/20 @ 100(a)	150,000
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(a)	128,125
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	129,375

		467,650

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 11/9/20 @ 104.03(a)	300,750
275,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	285,656

		586,406

Semiconductors & Semiconductor Equipment (0.1%):
125,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	129,375
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	76,125

		205,500

Software (0.3%):
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	64,050
245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	255,413

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	$37,450
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	215,719
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	148,050
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23(a)	436,999
130,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	137,800
240,000	Symantec Corp., 5.00%, 4/15/25, Callable 10/19/20 @ 102.5(a)	244,800

		1,540,281

Specialty Retail (0.3%):
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	55,463
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	80,367
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	394,759
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	296,672
153,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	200,691
180,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	248,358
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	88,870

		1,365,180

Technology Hardware, Storage & Peripherals (0.2%):
400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	437,787
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	94,511
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	151,390
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(a)	175,204
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(a)	153,341

		1,012,233

Textiles, Apparel & Luxury Goods (0.1%):
65,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	64,188
130,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	136,175
160,000	Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19(a)	168,800

		369,163

Thrifts & Mortgage Finance (0.0%†):
160,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	168,615

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.9%):
$452,000	Altria Group, Inc., 4.25%, 8/9/42	$485,626
302,000	Altria Group, Inc., 4.50%, 5/2/43	336,537
520,000	Altria Group, Inc., 5.38%, 1/31/44	647,797
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	481,489
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	400,228
478,000	Reynolds American, Inc., 4.00%, 6/12/22	504,065
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	224,923
600,000	Reynolds American, Inc., 7.25%, 6/15/37	796,634

		3,877,299

Trading Companies & Distributors (0.4%):
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	299,805
348,000	Air Lease Corp., 3.38%, 6/1/21	352,013
98,000	Air Lease Corp., 2.25%, 1/15/23	98,240
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	83,407
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	483,688
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	400,745

		1,717,898

Wireless Telecommunication Services (0.6%):
400,000	Sprint Communications, Inc., 6.88%, 11/15/28	499,000
215,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	224,675
90,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	92,700
650,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	727,933
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	69,469
900,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	1,020,962
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	96,020
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(a)	192,764

		2,923,523

Total Corporate Bonds (Cost $161,643,380)		172,105,072

Yankee Dollars (13.4%):
Aerospace & Defense (0.3%):
126,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	123,859
305,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	305,000
167,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	158,859
204,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	192,015
280,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/9/20 @ 100(a)	259,000
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	271,999
15,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(a)	11,400

Principal Amount		Fair Value
Yankee Dollars, continued
Aerospace & Defense, continued
$65,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 11/9/20 @ 103.75(a)	$48,588

		1,370,720

Banks (2.7%):
874,000	Barclays plc, 4.38%, 1/12/26	981,721
503,000	Barclays plc, 2.85%(US0003M+245bps), 5/7/26, Callable 5/7/25 @ 100	523,806
580,000	Barclays plc, 5.09%(US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	652,066
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	215,750
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	890,843
205,000	HSBC Holdings plc, 4.25%, 3/14/24	219,593
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	212,000
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,287,675
535,000	NatWest Markets plc, 2.38%, 5/21/23(a)	552,227
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22	211,663
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,169,757
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	908,621
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	387,842
286,000	Royal Bank of Scotland Group plc, 3.07%(H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100	301,386
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	481,332
289,000	Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100	324,824

		12,321,106

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 10/19/20 @ 104.13(a)	127,969

Capital Markets (1.8%):
788,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(a)	821,209
602,000	Credit Suisse Group AG, 4.19%(SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100(a)	695,310
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,041,247
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,260,217
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	794,255
742,000	Deutsche Bank AG, 5.00%, 2/14/22	775,440
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,324,125
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,477,405

		8,189,208

Chemicals (0.1%):
5,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 11/9/20 @ 105.16(a)	4,550

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals, continued
$185,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	$161,875
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	194,025
265,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	267,981

		628,431

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	25,344
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	262,331
45,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(a)	47,869

		335,544

Diversified Consumer Services (0.1%):
325,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	320,531

Diversified Financial Services (1.3%):
705,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	745,537
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	193,250
566,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	590,055
745,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	767,350
510,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24	517,650
165,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/9/20 @ 106.38(a)(c)	106,425
435,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 11/9/20 @ 103.75^(a)	440,438
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	2,067,390
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75	209,250
150,000	Virgin Media Finance plc, 5.00%, 7/15/30, Callable 7/15/25 @ 102.5(a)	149,250
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	309,575

		6,096,170

Diversified Telecommunication Services (0.3%):
585,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	611,325
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	354,250
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	257,175

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	$184,306
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	41,650
25,000	Telecom Italia Capital, 6.38%, 11/15/33	29,406
80,000	Telecom Italia SpA, 6.00%, 9/30/34	92,100

		1,570,212

Hotels, Restaurants & Leisure (0.2%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 11/9/20 @ 102.13(a)	177,844
55,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	58,676
205,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	206,537
130,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	137,475
130,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	126,750

		707,282

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	520,679
206,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(a)	212,296
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(a)	228,000

		960,975

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	259,688
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	121,200

		380,888

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	400,500
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(a)	821,456
235,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 10/18/20 @ 100(a)	235,294
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,294

		1,462,544

Multi-Utilities (0.1%):
355,000	InterGen NV, 7.00%, 6/30/23, Callable 11/9/20 @ 101.17(a)	342,131

Oil, Gas & Consumable Fuels (3.0%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	375,821
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	557,340

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	$117,731
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(a)	213,969
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	241,163
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	250,069
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/9/20 @ 101.15(a)	338,725
60,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	53,700
163,000	Petrobras Global Finance BV, 5.09%, 1/15/30	170,946
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44	3,035,049
810,000	Petroleos Mexicanos, 4.50%, 1/23/26	718,199
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,592,892
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,333,356
230,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	190,024
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,139,107
2,070,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	1,731,396
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	388,164

		13,447,651

Pharmaceuticals (0.3%):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/9/20 @ 102.75(a)	117,731
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	696,132
126,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	124,110
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	182,405
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 11/9/20 @ 103.06(a)	206,798

		1,327,176

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	96,188

Sovereign Bond (1.7%):
415,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	464,253
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	432,809
355,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	370,250
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	412,133
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,428,000

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$250,000	Dominican Republic, 6.00%, 7/19/28(a)	$268,125
600,000	Indonesia Government International Bond, 3.85%, 10/15/30	679,527
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	692,241
230,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	251,658
490,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	565,166
470,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	601,356
1,500,000	Republic of Argentina, 5.88%, 1/11/28	585,960
250,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	266,615
230,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	248,924
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	246,542

		7,513,559

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	219,344
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	241,215

		460,559

Trading Companies & Distributors (0.4%):
240,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	245,116
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	425,425
463,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	444,595
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	233,753
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	249,567

		1,598,456

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	356,813
85,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 10/19/20 @ 103(a)	87,125
325,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	349,375
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	749,875

		1,543,188

Total Yankee Dollars (Cost $60,192,312)		60,800,488

Municipal Bonds (1.3%):
California (0.3%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	749,239

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
California, continued
$400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$655,968
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,606

		1,421,813

Illinois (0.9%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	375,212
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	295,307
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	342,040
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	465,600
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,186,549
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	420,718
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	90,920
44,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	44,866

		4,221,212

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	629,138

Total Municipal Bonds (Cost $5,933,108)		6,272,163

U.S. Government Agency Mortgages (14.2%):
Federal Home Loan Mortgage Corporation (4.1%):
43,904	2.50%, 6/1/31, Pool #G18604	46,114
67,716	2.50%, 7/1/31, Pool #V61246	71,975
115,434	2.50%, 8/1/31, Pool #V61273	122,478
444,284	3.50%, 3/1/32, Pool #C91403	473,625
1,240,148	3.50%, 7/1/32, Pool #C91467	1,322,381
13,902	2.50%, 8/1/32, Pool #G18654	14,690
14,430	2.50%, 11/1/32, Pool #G18665	15,144
434,284	2.50%, 12/1/32, Pool #G18669	455,749
72,344	2.50%, 3/1/33, Pool #G18680	75,920
50,543	3.00%, 4/1/33, Pool #K90336	53,252
184,233	3.00%, 4/1/33, Pool #G18684	194,384
26,745	2.50%, 4/1/33, Pool #G18683	28,069
15,333	2.50%, 5/1/33, Pool #G18687	16,091
68,769	3.00%, 6/1/33, Pool #K90684	72,455
127,901	3.00%, 6/1/33, Pool #K90632	134,781
54,815	3.00%, 6/1/33, Pool #C91709	57,758
100,797	3.00%, 6/1/33, Pool #K90806	106,171
200,568	4.00%, 6/1/33, Pool #G30718	218,542
249,704	3.00%, 7/1/33, Pool #C91714	263,113
292,257	2.50%, 7/1/33, Pool #G16661	308,053
433,401	3.50%, 11/1/33, Pool #G16677	462,813
405,829	3.50%, 2/1/34, Pool #G16752	431,703
64,234	3.00%, 4/1/34, Pool #G16829	68,578
508,974	3.50%, 10/1/34, Pool #C91793	542,252
942,557	4.00%, 5/1/37, Pool #C91938	1,020,636
1,404,195	5.00%, 2/1/38, Pool #G60365	1,589,350
55,738	3.50%, 4/1/40, Pool #V81744	59,789
84,821	3.50%, 5/1/40, Pool #V81750	90,985
127,669	3.50%, 6/1/40, Pool #V81792	136,947
57,224	3.50%, 8/1/40, Pool #V81886	61,383
40,399	3.50%, 9/1/40, Pool #V81958	43,336
557,989	4.00%, 1/1/41, Pool #A96413	614,307

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$53,197	4.50%, 1/1/41, Pool #A96051	$58,043
430,567	4.00%, 2/1/41, Pool #A96807	473,012
55,231	4.50%, 3/1/41, Pool #A97673	61,571
88,828	4.50%, 4/1/41, Pool #A97942	99,003
270,323	5.00%, 6/1/41, Pool #G06596	309,643
1,144,570	4.50%, 1/1/42, Pool #G60517	1,275,559
41,388	4.00%, 11/1/42, Pool #Q13121	44,614
120,161	3.00%, 12/1/42, Pool #C04320	129,084
74,088	4.00%, 5/1/43, Pool #Q18481	81,227
40,620	4.00%, 7/1/43, Pool #Q19597	44,538
46,338	4.00%, 10/1/43, Pool #Q22499	50,792
76,780	4.00%, 1/1/44, Pool #V80950	82,747
144,415	3.50%, 1/1/44, Pool #G60271	158,660
291,618	3.50%, 1/1/44, Pool #G07922	322,540
238,743	4.00%, 1/1/45, Pool #Q30720	257,960
175,820	4.00%, 2/1/45, Pool #G07949	193,376
45,550	3.50%, 3/1/45, Pool #Q32328	49,673
88,774	3.50%, 3/1/45, Pool #Q32008	96,724
48,960	3.50%, 3/1/45, Pool #Q31974	53,340
32,532	3.00%, 5/1/45, Pool #Q33468	34,883
240,515	3.50%, 5/1/45, Pool #Q33547	261,418
295,329	3.50%, 6/1/45, Pool #Q34164	320,975
47,711	3.50%, 6/1/45, Pool #Q33791	51,864
192,925	3.00%, 6/1/45, Pool #Q34156	206,728
311,969	3.50%, 6/1/45, Pool #Q34311	340,088
54,867	3.00%, 7/1/45, Pool #Q34759	59,249
14,882	3.00%, 7/1/45, Pool #Q34979	16,063
91,964	4.00%, 8/1/45, Pool #Q35845	101,682
18,988	4.00%, 9/1/45, Pool #Q37853	20,819
12,234	4.00%, 11/1/45, Pool #Q38812	13,084
326,554	3.50%, 11/1/45, Pool #Q37467	355,798
6,921	4.00%, 2/1/46, Pool #Q38879	7,583
17,611	4.00%, 2/1/46, Pool #Q38782	19,280
25,063	4.00%, 2/1/46, Pool #Q38783	27,094
12,802	4.00%, 4/1/46, Pool #Q39975	14,029
59,380	4.00%, 4/1/46, Pool #V82292	64,981
116,835	3.50%, 5/1/46, Pool #G60603	127,358
113,446	3.50%, 5/1/46, Pool #Q40647	123,486
369,377	3.50%, 5/1/46, Pool #G60553	407,666
328,532	3.50%, 9/1/46, Pool #Q43257	358,024
16,099	4.00%, 9/1/47, Pool #Q50433	17,567
20,217	4.00%, 10/1/47, Pool #Q51189	22,263
193,678	3.50%, 11/1/47, Pool #Q52086	207,600
468,997	3.50%, 2/1/48, Pool #Q54334	495,144
19,494	4.00%, 2/1/48, Pool #Q54192	21,220
34,686	3.50%, 2/1/48, Pool #G61896	36,756
246,975	3.50%, 3/1/48, Pool #G67710	267,923
325,604	4.00%, 5/1/48, Pool #Q55992	354,332
897,519	4.00%, 6/1/48, Pool #G67713	977,636
109,666	4.00%, 7/1/48, Pool #Q59935	121,012
245,053	3.50%, 5/1/49, Pool #Q63646	263,835

		18,732,370

Federal National Mortgage Association (5.9%):
248,569	2.50%, 6/1/29, Pool #MA3734	260,397
100,652	2.50%, 9/1/31, Pool #AS8012	106,036
419,300	3.00%, 4/1/32, Pool #BD9809	444,521
218,760	3.00%, 9/1/32, Pool #BM5110	231,567
571,062	2.50%, 12/1/32, Pool #CA3748	599,148
643,754	3.00%, 12/1/32, Pool #BM5345	685,345
34,711	3.00%, 3/1/33, Pool #BM4614	37,332
45,019	3.00%, 5/1/33, Pool #AT3000	47,795
49,193	3.00%, 6/1/33, Pool #AT6090	52,233
3,306	4.50%, 7/1/33, Pool #729327	3,610
1,368	4.50%, 7/1/33, Pool #720240	1,521
239,962	3.00%, 7/1/33, Pool #MA1490	254,766

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$5,791	4.50%, 8/1/33, Pool #729713	$6,436
5,557	4.50%, 8/1/33, Pool #727160	6,167
3,209	4.50%, 8/1/33, Pool #727029	3,583
11,363	4.50%, 8/1/33, Pool #726956	12,632
14,200	4.50%, 8/1/33, Pool #726928	15,789
5,997	4.50%, 8/1/33, Pool #723124	6,667
31,010	4.50%, 8/1/33, Pool #729380	34,474
9,891	4.50%, 9/1/33, Pool #734922	10,993
24,496	4.50%, 9/1/33, Pool #727147	27,217
1,366,011	3.00%, 11/1/33, Pool #BM5111	1,453,814
34,876	4.50%, 12/1/33, Pool #AL5321	38,769
69,444	3.50%, 1/1/34, Pool #AS1612	74,187
14,886	3.50%, 1/1/34, Pool #AS1614	15,907
100,534	3.50%, 1/1/34, Pool #AS1611	107,369
36,556	3.50%, 1/1/34, Pool #AS1406	39,057
724,559	2.50%, 6/1/34, Pool #BN7572	766,285
684,754	3.50%, 9/1/34, Pool #FM1577	746,940
478,271	3.50%, 9/1/34, Pool #FM1578	515,906
28,434	6.00%, 10/1/34, Pool #AL2130	33,614
337,455	3.50%, 10/1/34, Pool #FM1579	359,393
60,972	4.50%, 9/1/35, Pool #AB8198	67,768
568,436	6.00%, 5/1/36, Pool #745512	663,915
271,593	6.00%, 1/1/37, Pool #932030	317,354
51,640	6.00%, 3/1/37, Pool #889506	61,318
71,893	6.00%, 1/1/38, Pool #889371	86,247
210,123	5.00%, 2/1/38, Pool #310165	237,702
24,847	6.00%, 3/1/38, Pool #889219	29,793
14,044	6.00%, 7/1/38, Pool #889733	16,655
85,933	4.50%, 3/1/39, Pool #AB0051	95,463
401,220	4.50%, 4/1/39, Pool #AB0043	445,838
372,852	5.00%, 6/1/39, Pool #AL7521	421,909
140,912	5.00%, 6/1/39, Pool #AL7550	159,458
276,946	2.50%, 8/1/39, Pool #MA3761	290,292
38,838	4.50%, 11/1/39, Pool #AC5442	43,495
97,773	6.00%, 5/1/40, Pool #AL2129	117,128
55,352	4.00%, 12/1/40, Pool #AA4757	60,955
53,219	4.50%, 2/1/41, Pool #AH5580	59,682
8,322	6.00%, 1/1/42, Pool #AL2128	9,693
274,306	2.50%, 2/1/43, Pool #AB8465	291,620
62,879	4.00%, 10/1/43, Pool #BM1167	69,816
284,255	4.50%, 3/1/44, Pool #AL5082	309,926
299,858	5.00%, 11/1/44, Pool #AL7307	339,317
13,772	4.00%, 12/1/44, Pool #AY0045	15,097
27,467	4.00%, 12/1/44, Pool #AW9502	30,115
125,557	4.00%, 12/1/44, Pool #AX8459	137,883
221,663	4.00%, 3/1/45, Pool #AL6541	243,572
80,648	3.00%, 5/1/45, Pool #AS4972	86,458
105,851	4.00%, 5/1/45, Pool #AZ1207	113,192
44,083	4.00%, 5/1/45, Pool #AZ1876	48,341
93,095	4.00%, 6/1/45, Pool #AY8126	99,485
36,139	5.00%, 6/1/45, Pool #AZ3448	41,767
50,081	4.00%, 6/1/45, Pool #AZ3341	54,919
258,518	4.00%, 6/1/45, Pool #AY8096	276,264
31,257	4.00%, 6/1/45, Pool #AZ2719	34,258
220,369	4.00%, 7/1/45, Pool #AZ0833	241,686
202,330	4.00%, 7/1/45, Pool #AZ1783	216,220
518,257	3.50%, 7/1/45, Pool #AZ0814	563,017
28,482	3.00%, 8/1/45, Pool #AZ3728	30,538
190,658	3.00%, 8/1/45, Pool #AS5634	204,347
70,920	3.00%, 8/1/45, Pool #AZ8288	75,990
101,022	4.00%, 10/1/45, Pool #AL7413	111,372
549,154	4.00%, 10/1/45, Pool #AL7593	607,665
34,758	4.00%, 11/1/45, Pool #AZ0560	37,145
42,129	4.00%, 12/1/45, Pool #AS6350	46,595
68,891	4.00%, 12/1/45, Pool #BA6404	73,621

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$13,932	4.00%, 12/1/45, Pool #BC0997	$14,888
59,278	4.50%, 2/1/46, Pool #BM5199	66,138
953,193	4.00%, 2/1/46, Pool #BC1578	1,027,432
44,348	4.00%, 4/1/46, Pool #BC3920	47,911
29,843	4.00%, 4/1/46, Pool #BC7809	32,217
13,002	4.00%, 5/1/46, Pool #BC2276	14,226
483,063	3.50%, 5/1/46, Pool #BC0880	528,847
274,098	4.00%, 6/1/46, Pool #BC0960	295,446
455,609	4.00%, 6/1/46, Pool #AL9282	491,094
75,199	4.00%, 7/1/46, Pool #BC6148	81,104
180,018	4.00%, 7/1/46, Pool #BC1443	200,058
522,450	3.50%, 7/1/46, Pool #AL9515	572,016
79,256	4.00%, 8/1/46, Pool #BD1451	85,479
68,386	4.50%, 8/1/46, Pool #AL9111	75,931
196,140	4.00%, 9/1/46, Pool #BC2843	218,038
69,646	4.00%, 9/1/46, Pool #BD1489	75,071
29,219	4.00%, 10/1/46, Pool #BD7599	31,512
194,404	3.50%, 10/1/46, Pool #AL9285	204,860
612,233	3.50%, 12/1/46, Pool #BC9077	670,557
511,388	3.50%, 1/1/47, Pool #AL9776	559,554
2,019,600	4.00%, 2/1/47, Pool #AL9779	2,229,337
128,611	3.50%, 2/1/47, Pool #BE5696	139,491
931,508	4.50%, 2/1/47, Pool #AL9846	1,017,929
10,703	4.00%, 6/1/47, Pool #BH4269	11,677
75,266	4.00%, 7/1/47, Pool #BE3774	80,904
779,627	3.50%, 2/1/48, Pool #BJ3436	821,569
60,278	3.00%, 8/1/49, Pool #CA4017	63,308
752,884	4.50%, 9/1/49, Pool #FM1534	836,439
150,000	2.50%, 10/25/49	157,336
882,832	4.00%, 11/1/49, Pool #CA4628	952,430
176,224	3.50%, 11/1/49, Pool #CA4557	189,869
209,504	3.00%, 2/1/50, Pool #CA5126	219,569
449,483	2.50%, 8/1/50, Pool #SD0430	476,309

		27,072,907

Government National Mortgage Association (4.2%):
12,284	5.00%, 6/15/34, Pool #629493	13,872
4,820	5.00%, 3/15/38, Pool #676766	5,407
2,714	5.00%, 4/15/38, Pool #672672	3,049
9,584	5.00%, 8/15/38, Pool #687818	10,748
83,070	5.00%, 1/15/39, Pool #705997	96,046
1,027	5.00%, 3/15/39, Pool #697946	1,142
180,306	5.00%, 3/15/39, Pool #646746	208,326
183,219	4.00%, 10/15/40, Pool #783143	195,521
52,101	4.00%, 10/20/40, Pool #G24833	57,086
154,434	4.00%, 1/20/41, Pool #4922	169,217
410,267	4.50%, 3/20/41, Pool #4978	451,727
145,053	4.50%, 5/20/41, Pool #005055	164,637
300,931	4.00%, 5/20/41, Pool #5054	329,776
128,376	4.50%, 6/15/41, Pool #366975	142,814
94,332	4.50%, 6/20/41, Pool #005082	103,867
340,832	4.00%, 10/20/41, Pool #5203	373,473
381,665	3.50%, 12/20/41, Pool #5258	411,618
660,133	4.00%, 1/20/42, Pool #5280	723,418
461,374	3.50%, 10/20/42, Pool #MA0462	497,588
311,323	3.00%, 12/20/42, Pool #AA5872	327,760
233,752	3.00%, 12/20/42, Pool #MA0624	244,789
41,350	3.00%, 1/20/43, Pool #MA0698	43,302
2,268,275	3.50%, 1/20/43, Pool #MA0699	2,446,392
502,500	3.50%, 2/20/43, Pool #MA0783	541,480
61,901	3.50%, 3/20/43, Pool #AD8884	67,191
196,232	3.00%, 3/20/43, Pool #AA6146	208,722
78,570	3.00%, 3/20/43, Pool #AD8812	82,654
414,682	3.50%, 4/20/43, Pool #783976	450,941
25,583	3.50%, 4/20/43, Pool #AB9891	27,793
62,235	3.50%, 4/20/43, Pool #AD9075	67,554

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$468,471	4.00%, 10/20/43, Pool #MA1376	$513,244
6,543	4.00%, 7/20/44, Pool #MA2074	7,162
97,532	4.00%, 5/20/45, Pool #MA2893	106,603
159,673	4.00%, 8/20/45, Pool #MA3035	174,525
6,168	4.00%, 9/20/45, Pool #MA3106	6,741
6,332	4.00%, 10/20/45, Pool #MA3174	6,921
7,093	4.00%, 12/20/45, Pool #MA3311	7,753
7,089	4.00%, 1/20/46, Pool #MA3377	7,748
268,072	4.00%, 4/15/46, Pool #784232	295,488
28,234	3.50%, 5/20/46, Pool #AS4272	30,415
21,177	3.50%, 5/20/46, Pool #AR9166	22,806
23,743	3.50%, 5/20/46, Pool #AR9028	25,564
430,260	4.00%, 5/20/46, Pool #MA3664	467,482
314,205	3.50%, 5/20/46, Pool #MA3663	334,389
295,438	3.50%, 6/20/46, Pool #MA3736	315,946
23,233	3.50%, 6/20/46, Pool #AT4134	25,015
108,379	3.50%, 6/20/46, Pool #AT4139	116,749
32,183	3.50%, 6/20/46, Pool #AS4285	34,671
36,669	3.50%, 7/20/46, Pool #784391	39,267
162,955	3.50%, 7/20/46, Pool #MA3803	174,266
34,541	3.50%, 9/20/46, Pool #MA3937	36,828
29,777	3.00%, 10/20/46, Pool #MA4003	31,177
1,509,277	3.00%, 12/20/46, Pool #MA4126	1,580,241
173,418	4.00%, 1/15/47, Pool #AX5831	185,637
191,327	4.00%, 1/15/47, Pool #AX5857	204,807
474,699	3.00%, 1/20/47, Pool #MA4195	499,174
269,261	3.00%, 2/20/47, Pool #MA4261	282,660
64,518	4.00%, 3/20/47, Pool #MA4322	69,582
353,228	4.00%, 4/20/47, Pool #784304	375,795
66,096	4.00%, 4/20/47, Pool #MA4383	71,284
948,368	4.50%, 4/20/47, Pool #MA4384	1,035,307
327,455	4.00%, 4/20/47, Pool #784303	348,376
42,469	4.00%, 5/20/47, Pool #MA4452	45,803
177,034	4.00%, 6/20/47, Pool #MA4511	189,668
587,375	4.50%, 6/20/47, Pool #MA4512	641,293
238,635	4.00%, 4/20/48, Pool #MA5137	255,995
155,438	4.00%, 4/20/48, Pool #BG7744	166,675
185,306	4.00%, 4/20/48, Pool #BG3507	198,702
515,900	4.00%, 6/20/48, Pool #MA5264	549,128
853,674	4.00%, 9/20/48, Pool #MA5466	915,897
12,770	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	12,803

		18,877,497

Total U.S. Government Agency Mortgages (Cost $62,077,591)		64,682,774

U.S. Treasury Obligations (22.1%):
U.S. Treasury Bonds (7.6%):
2,566,000	1.13%, 5/15/40	2,531,118
11,313,000	3.00%, 2/15/47	15,334,419
1,466,000	2.00%, 2/15/50	1,662,536
5,030,300	1.25%, 5/15/50	4,781,929
10,513,100	1.38%, 8/15/50	10,317,622

		34,627,624

U.S. Treasury Inflation Index Bonds (1.3%):
3,445,576	0.75%, 2/15/45	4,389,520
86,701	1.00%, 2/15/46	117,079
1,050,090	1.00%, 2/15/49	1,466,102

		5,972,701

U.S. Treasury Inflation Index Notes (5.4%):
4,883,765	0.13%, 10/15/24	5,179,952
2,056,231	0.25%, 1/15/25	2,193,159
8,066,834	0.63%, 1/15/26	8,885,067
4,292,739	0.13%, 7/15/26	4,654,372
2,072,439	0.88%, 1/15/29	2,413,496

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued
$962,122	0.25%, 7/15/29	$1,076,104

		24,402,150

U.S. Treasury Notes (7.8%):
2,034,000	2.13%, 7/31/24	2,183,054
19,438,000	0.25%, 7/31/25	19,422,815
3,535,600	1.63%, 9/30/26	3,798,560
5,668,000	0.38%, 9/30/27	5,632,575
4,273,000	0.63%, 8/15/30	4,251,635

		35,288,639

Total U.S. Treasury Obligations (Cost $97,907,365)		100,291,114

Short-Term Securities Held as Collateral for Securities on Loan (0.6%):
2,800,336	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(e)	2,800,336

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,800,336)		2,800,336

Shares		Fair Value
Unaffiliated Investment Companies (3.1%):

Money Markets (3.1%):
13,894,016	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(e)	13,894,016

Total Unaffiliated Investment Companies (Cost $13,894,016)		13,894,016

Total Investment Securities (Cost $442,512,121) - 100.6%		457,507,901
Net other assets (liabilities) - (0.6)%		(2,930,311)

Net Assets - 100.0%		$454,577,590

Percentages indicated are based on net assets as of September 30, 2020.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,679,784.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2020.

(c)	Defaulted bond.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(e)	The rate represents the effective yield at September 30, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage

Argentina	0.1%
Australia	0.4%
Brazil	—%†
Canada	0.8%
Cayman Islands	0.9%
Chile	0.3%
Dominican Republic	0.4%
France	0.3%
Germany	0.8%
Guernsey	0.7%
Hong Kong	0.2%
Indonesia	0.3%
Ireland	0.7%
Italy	0.4%
Luxembourg	0.9%
Mexico	1.8%
Netherlands	1.4%
Qatar	0.3%
Saudi Arabia	0.2%
Supernational	0.1%
Switzerland	0.3%
United Arab Emirates	0.3%
United Kingdom	2.0%
United States	86.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Securities Sold Short (0.0%):

At September 30, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association	2.50%	10/25/49	$(150,000)	$(157,266)	$(157,336)

				$(157,266)	$(157,336)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+ (98.1%):
Aerospace & Defense (1.5%):
3,253	Boeing Co. (The)	$537,591
961	HEICO Corp.	100,578
836	Huntington Ingalls Industries, Inc.	117,667
13,922	Raytheon Technologies Corp.	801,072
539	Teledyne Technologies, Inc.*	167,203
685	TransDigm Group, Inc.	325,457

		2,049,568

Air Freight & Logistics (0.6%):
4,634	United Parcel Service, Inc., Class B	772,164
749	XPO Logistics, Inc.*	63,410

		835,574

Airlines (0.3%):
3,457	Alaska Air Group, Inc.	126,630
11,240	JetBlue Airways Corp.*	127,349
3,971	United Airlines Holdings, Inc.*	137,992

		391,971

Auto Components (0.1%):
793	Autoliv, Inc.	57,794
2,398	Cooper Tire & Rubber Co.	76,016

		133,810

Automobiles (0.2%):
45,465	Ford Motor Co.	302,797

Banks (3.2%):
5,229	Associated Banc-Corp.	65,990
60,538	Bank of America Corp.	1,458,360
19,299	Citigroup, Inc.	831,980
24,563	Huntington Bancshares, Inc.	225,243
19,191	JPMorgan Chase & Co.	1,847,517
2,161	Old National Bancorp	27,142
645	Signature Bank	53,529

		4,509,761

Beverages (1.6%):
8,115	Keurig Dr Pepper, Inc.	223,974
5,182	Monster Beverage Corp.*	415,596
11,447	PepsiCo, Inc.	1,586,555

		2,226,125

Biotechnology (2.2%):
10,499	AbbVie, Inc.	919,608
3,532	Amgen, Inc.	897,693
1,105	Biogen, Inc.*	313,466
717	Exact Sciences Corp.*	73,098
701	Ionis Pharmaceuticals, Inc.*	33,262
681	Seagen, Inc.*	133,265
2,325	Vertex Pharmaceuticals, Inc.*	632,679

		3,003,071

Building Products (0.3%):
10,041	Carrier Global Corp.	306,652
426	Lennox International, Inc.	116,132

		422,784

Capital Markets (1.8%):
8,177	Charles Schwab Corp. (The)	296,253
1,655	Eaton Vance Corp.	63,138
297	FactSet Research Systems, Inc.	99,459
4,989	Intercontinental Exchange, Inc.	499,149
10,310	Morgan Stanley	498,489
1,002	MSCI, Inc., Class A	357,494
1,853	S&P Global, Inc.	668,192
2,062	TD Ameritrade Holding Corp.	80,727

		2,562,901

Chemicals (1.5%):
1,706	Ashland Global Holdings, Inc.	120,990
2,129	Celanese Corp.	228,761
8,520	Corteva, Inc.	245,461

Shares		Fair Value
Common Stocks+, continued
Chemicals, continued
6,803	Dow, Inc.	$320,081
2,825	Eastman Chemical Co.	220,689
638	Ingevity Corp.*	31,543
1,698	International Flavors & Fragrances, Inc.	207,920
3,482	LyondellBasell Industries NV, Class A	245,446
6,351	Mosaic Co. (The)	116,033
4,709	Olin Corp.	58,297
1,952	RPM International, Inc.	161,704
3,802	Valvoline, Inc.	72,390

		2,029,315

Commercial Services & Supplies (0.7%):
2,481	Copart, Inc.*	260,902
1,537	Waste Connections, Inc.	159,541
4,962	Waste Management, Inc.	561,550

		981,993

Communications Equipment (0.8%):
27,184	Cisco Systems, Inc.	1,070,778

Construction Materials (0.2%):
1,004	Martin Marietta Materials, Inc.	236,301

Consumer Finance (0.3%):
2,467	Ally Financial, Inc.	61,848
3,664	Discover Financial Services	211,706
6,430	Synchrony Financial	168,273

		441,827

Containers & Packaging (0.5%):
1,504	Avery Dennison Corp.	192,271
1,761	Crown Holdings, Inc.*	135,350
2,479	Sonoco Products Co.	126,603
8,448	WestRock Co.	293,484

		747,708

Distributors (0.2%):
2,198	Genuine Parts Co.	209,184

Diversified Consumer Services (0.0%†):
1,395	Service Corp. International	58,841

Diversified Financial Services (1.9%):
11,533	Berkshire Hathaway, Inc., Class B*	2,455,837
2,624	Voya Financial, Inc.	125,768

		2,581,605

Diversified Telecommunication Services (1.9%):
38,868	AT&T, Inc.	1,108,127
11,942	CenturyLink, Inc.	120,495
2,408	Liberty Global plc, Series C*	49,448
23,161	Verizon Communications, Inc.	1,377,848

		2,655,918

Electric Utilities (1.5%):
8,276	Alliant Energy Corp.	427,455
8,811	American Electric Power Co., Inc.	720,123
3,651	Edison International	185,617
3,827	Entergy Corp.	377,074
5,206	Evergy, Inc.	264,569
315	Hawaiian Electric Industries, Inc.	10,471
3,186	OGE Energy Corp.	95,548

		2,080,857

Electrical Equipment (0.7%):
4,593	Eaton Corp. plc	468,624
6,441	Emerson Electric Co.	422,336
1,037	Hubbell, Inc.	141,903

		1,032,863

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electronic Equipment, Instruments & Components (0.5%):
1,972	CDW Corp.	$235,713
7,615	Corning, Inc.	246,802
1,235	Trimble, Inc.*	60,145
679	Zebra Technologies Corp., Class A*	171,420

		714,080

Energy Equipment & Services (0.2%):
8,091	Baker Hughes Co.	107,529
12,309	Halliburton Co.	148,324
3,411	Helmerich & Payne, Inc.	49,971

		305,824

Entertainment (1.9%):
2,095	Live Nation Entertainment, Inc.*	112,879
2,430	Netflix, Inc.*	1,215,073
228	Roku, Inc.*	43,046
10,333	Walt Disney Co. (The)	1,282,119

		2,653,117

Equity Real Estate Investment Trusts (2.3%):
7,594	American Homes 4 Rent, Class A	216,277
2,865	Camden Property Trust	254,928
2,650	CubeSmart	85,622
3,611	Douglas Emmett, Inc.	90,636
12,175	Duke Realty Corp.	449,257
4,044	Equity Lifestyle Properties, Inc.	247,897
2,644	Extra Space Storage, Inc.	282,881
5,349	Healthcare Realty Trust, Inc.	161,112
9,185	Invitation Homes, Inc.	257,088
3,010	Kilroy Realty Corp.	156,400
979	Mack-Cali Realty Corp.	12,355
9,307	Medical Properties Trust, Inc.	164,082
2,952	National Retail Properties, Inc.	101,874
3,803	Sabra Health Care REIT, Inc.	52,424
991	Sun Communities, Inc.	139,345
7,867	UDR, Inc.	256,543
3,451	Ventas, Inc.	144,804
1,695	WP Carey, Inc.	110,446

		3,183,971

Food & Staples Retailing (1.8%):
544	Casey’s General Stores, Inc.	96,642
2,806	Costco Wholesale Corp.	996,130
357	US Foods Holding Corp.*	7,933
9,814	Walmart, Inc.	1,373,076

		2,473,781

Food Products (0.8%):
2,741	Bunge, Ltd.	125,264
1,984	Lamb Weston Holdings, Inc.	131,480
14,097	Mondelez International, Inc., Class A	809,872
890	Post Holdings, Inc.*	76,540

		1,143,156

Gas Utilities (0.1%):
1,421	National Fuel Gas Co.	57,678
2,933	UGI Corp.	96,731

		154,409

Health Care Equipment & Supplies (3.5%):
11,491	Abbott Laboratories	1,250,565
4,716	Baxter International, Inc.	379,261
12,871	Boston Scientific Corp.*	491,801
5,326	Edwards Lifesciences Corp.*	425,121
50	Insulet Corp.*	11,830
1,006	Intuitive Surgical, Inc.*	713,797
9,098	Medtronic plc	945,464
1,121	Steris plc	197,509
604	Teleflex, Inc.	205,614

Shares		Fair Value
Common Stocks+, continued
Health Care Equipment & Supplies, continued
1,155	West Pharmaceutical Services, Inc.	$317,510

		4,938,472

Health Care Providers & Services (2.5%):
2,091	Anthem, Inc.	561,622
10,080	CVS Health Corp.	588,672
2,668	HCA Healthcare, Inc.	332,646
339	Molina Healthcare, Inc.*	62,051
5,561	UnitedHealth Group, Inc.	1,733,752
1,334	Universal Health Services, Inc., Class B	142,765

		3,421,508

Health Care Technology (0.1%):
712	Veeva Systems, Inc., Class A*	200,207

Hotels, Restaurants & Leisure (1.5%):
523	Domino’s Pizza, Inc.	222,421
491	Dunkin’ Brands Group, Inc.	40,218
2,997	Hilton Grand Vacations, Inc.*	62,877
3,867	Hilton Worldwide Holdings, Inc.	329,932
5,039	McDonald’s Corp.	1,106,010
1,415	Melco Resorts & Entertainment, Ltd., ADR	23,560
3,344	Restaurant Brands International, Inc.	192,090
248	Vail Resorts, Inc.	53,065
4,219	Wendy’s Co. (The)	94,063

		2,124,236

Household Durables (0.5%):
4,738	Lennar Corp., Class A	387,000
4,173	Newell Brands, Inc.	71,609
43	NVR, Inc.*	175,574
911	Toll Brothers, Inc.	44,329

		678,512

Household Products (1.7%):
17,552	Procter & Gamble Co. (The)	2,439,552

Industrial Conglomerates (1.2%):
4,149	3M Co.	664,587
6,092	Honeywell International, Inc.	1,002,804

		1,667,391

Insurance (2.1%):
19,070	Aflac, Inc.	693,194
52	Alleghany Corp.	27,063
3,553	Allstate Corp. (The)	334,479
1,225	American Financial Group, Inc.	82,051
2,300	Aon plc, Class A	474,490
4,357	Arch Capital Group, Ltd.*	127,442
4,647	Arthur J. Gallagher & Co.	490,630
3,367	Brown & Brown, Inc.	152,424
1,551	Fidelity National Financial, Inc.	48,562
2,790	Lincoln National Corp.	87,411
208	Markel Corp.*	202,530
595	RenaissanceRe Holdings, Ltd.	100,995
5,019	Unum Group	84,470

		2,905,741

Interactive Media & Services (5.6%):
1,005	Alphabet, Inc., Class A*	1,472,928
2,028	Alphabet, Inc., Class C*	2,980,349
12,321	Facebook, Inc., Class A*	3,226,870
321	Match Group, Inc.*	35,519
655	Zillow Group, Inc., Class C*	66,541

		7,782,207

Internet & Direct Marketing Retail (5.1%):
2,106	Amazon.com, Inc.*	6,631,226
271	Booking Holdings, Inc.*	463,594

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Internet & Direct Marketing Retail, continued
82	MercadoLibre, Inc.*	$88,763

		7,183,583

IT Services (5.3%):
3,731	Automatic Data Processing, Inc.	520,437
229	Black Knight, Inc.*	19,934
217	Booz Allen Hamilton Holding Corp.	18,007
285	EPAM Systems, Inc.*	92,135
4,108	Fidelity National Information Services, Inc.	604,739
1,833	Leidos Holdings, Inc.	163,412
5,278	MasterCard, Inc., Class A	1,784,861
4,165	Paychex, Inc.	332,242
6,782	PayPal Holdings, Inc.*	1,336,257
93	Shopify, Inc., Class A*	95,136
317	Square, Inc., Class A*	51,528
177	Twilio, Inc., Class A*	43,735
2,001	VeriSign, Inc.*	409,905
9,889	Visa, Inc., Class A	1,977,504

		7,449,832

Leisure Products (0.0%†):
30	Polaris, Inc.	2,830

Life Sciences Tools & Services (1.1%):
1,196	Illumina, Inc.*	369,660
1,190	PRA Health Sciences, Inc.*	120,714
2,500	Thermo Fisher Scientific, Inc.	1,103,799

		1,594,173

Machinery (1.7%):
4,192	Caterpillar, Inc.	625,236
2,187	Cummins, Inc.	461,807
2,479	Deere & Co.	549,420
1,629	Parker Hannifin Corp.	329,612
2,461	Pentair plc	112,640
935	Snap-On, Inc.	137,567
1,325	Timken Co.	71,842
292	Woodward, Inc.	23,407

		2,311,531

Media (1.2%):
27,135	Comcast Corp., Class A	1,255,265
681	Liberty Broadband Corp., Class C*	97,294
4,793	News Corp., Class B	67,006
2,042	Omnicom Group, Inc.	101,079
20,324	Sirius XM Holdings, Inc.	108,937

		1,629,581

Metals & Mining (0.3%):
4,636	Southern Copper Corp.	209,872
3,497	Steel Dynamics, Inc.	100,119
1,665	Worthington Industries, Inc.	67,899

		377,890

Mortgage Real Estate Investment Trusts (0.0%†):
2,648	Annaly Capital Management, Inc.	18,854

Multiline Retail (0.4%):
850	Nordstrom, Inc.	10,132
3,686	Target Corp.	580,250

		590,382

Multi-Utilities (1.3%):
5,283	Ameren Corp.	417,780
6,141	CenterPoint Energy, Inc.	118,828
3,873	Consolidated Edison, Inc.	301,319
6,800	Public Service Enterprise Group, Inc.	373,388
6,161	WEC Energy Group, Inc.	597,001

		1,808,316

Oil, Gas & Consumable Fuels (1.9%):
1,266	Cheniere Energy, Inc.*	58,578

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels, continued
11,168	Chevron Corp.	$804,096
11,648	ConocoPhillips	382,520
23,917	Exxon Mobil Corp.	821,072
1,827	HollyFrontier Corp.	36,010
4,021	Marathon Petroleum Corp.	117,976
5,537	ONEOK, Inc.	143,851
4,035	Phillips 66	209,174
3,156	Valero Energy Corp.	136,718

		2,709,995

Personal Products (0.0%†):
555	Herbalife Nutrition, Ltd.*	25,891

Pharmaceuticals (4.5%):
13,337	Bristol-Myers Squibb Co.	804,088
5,743	Eli Lilly & Co.	850,079
33	Jazz Pharmaceuticals plc*	4,705
14,893	Johnson & Johnson	2,217,270
15,764	Merck & Co., Inc.	1,307,624
31,876	Pfizer, Inc.	1,169,849

		6,353,615

Professional Services (0.2%):
198	CoStar Group, Inc.*	168,005
983	ManpowerGroup, Inc.	72,083
1,093	TransUnion	91,954

		332,042

Road & Rail (0.9%):
466	Canadian Pacific Railway, Ltd.	141,864
7,921	CSX Corp.	615,224
2,017	J.B. Hunt Transport Services, Inc.	254,908
1,481	Lyft, Inc., Class A*	40,802
1,270	Old Dominion Freight Line, Inc.	229,768
1,047	Uber Technologies, Inc.*	38,195

		1,320,761

Semiconductors & Semiconductor Equipment (5.2%):
6,597	Advanced Micro Devices, Inc.*	540,888
3,873	Analog Devices, Inc.	452,134
2,502	Broadcom, Inc.	911,529
23,659	Intel Corp.	1,225,063
3,176	Marvell Technology Group, Ltd.	126,087
7,972	Micron Technology, Inc.*	374,365
3,228	NVIDIA Corp.	1,747,058
7,121	Qualcomm, Inc.	837,999
2,163	Teradyne, Inc.	171,872
6,562	Texas Instruments, Inc.	936,988

		7,323,983

Software (9.5%):
2,955	Adobe, Inc.*	1,449,222
3,810	Cadence Design Systems, Inc.*	406,260
1,598	Fortinet, Inc.*	188,260
38,080	Microsoft Corp.	8,009,367
2,355	Nuance Communications, Inc.*	78,162
14,106	Oracle Corp.	842,128
674	Palo Alto Networks, Inc.*	164,962
427	Paycom Software, Inc.*	132,925
849	PTC, Inc.*	70,229
5,176	salesforce.com, Inc.*	1,300,833
1,154	ServiceNow, Inc.*	559,690
466	SS&C Technologies Holdings, Inc.	28,202
707	Workday, Inc., Class A*	152,097
48	Zoom Video Communications, Inc., Class A*	22,565

		13,404,902

Specialty Retail (2.6%):
2,295	American Eagle Outfitters, Inc.	33,989

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts Shares Notional Amount or Principal Amount		Fair Value
Common Stocks+, continued
Specialty Retail, continued
369	Burlington Stores, Inc.*	$76,047
785	Foot Locker, Inc.	25,929
6,545	Home Depot, Inc. (The)	1,817,612
6,079	Lowe’s Cos., Inc.	1,008,263
1,012	Tiffany & Co.	117,240
8,717	TJX Cos., Inc. (The)	485,101

		3,564,181

Technology Hardware, Storage & Peripherals (6.7%):
80,665	Apple, Inc.	9,341,814
473	Dell Technologies, Inc., Class C*	32,017

		9,373,831

Textiles, Apparel & Luxury Goods (0.8%):
515	Lululemon Athletica, Inc.*	169,626
7,244	Nike, Inc., Class B	909,412

		1,079,038

Tobacco (1.0%):
13,932	Altria Group, Inc.	538,332
10,699	Philip Morris International, Inc.	802,318

		1,340,650

Trading Companies & Distributors (0.1%):
601	GATX Corp.	38,314
801	HD Supply Holdings, Inc.*	33,033

		71,347

Total Common Stocks (Cost $71,656,720)		137,218,924

Purchased Options (1.2%):
Total Purchased Options (Cost $2,131,117)		1,693,385

Unaffiliated Investment Companies (2.8%):
Money Markets (2.8%):
3,841,028	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(a)	3,841,028

Total Unaffiliated Investment Companies (Cost $3,841,028)		3,841,028

Total Investment Securities (Cost $77,628,865) - 102.1%		142,753,337
Net other assets (liabilities) - (2.1)%		(2,920,514)

Net Assets - 100.0%		$139,832,823

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

At September 30, 2020, the Fund’s exchange-traded options purchased were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	2875.00 USD	11/20/20	41	$117,875	$105,575
S&P 500 Index	Put	2900.00 USD	11/20/20	41	118,900	116,645
S&P 500 Index	Put	2950.00 USD	11/20/20	82	241,900	284,130
S&P 500 Index	Put	3100.00 USD	11/20/20	62	192,200	372,930
S&P 500 Index	Put	3000.00 USD	12/18/20	61	183,000	431,575
S&P 500 Index	Put	3100.00 USD	12/18/20	41	127,100	382,530

Total (Cost $2,131,117)						$1,693,385

At September 30, 2020, the Fund’s exchange-traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	3350.00 USD	10/16/20	45	$150,750	$(278,550)
S&P 500 Index	Call	3400.00 USD	10/16/20	45	153,000	(166,275)
S&P 500 Index	Call	3450.00 USD	10/16/20	45	155,250	(89,550)
S&P 500 Index	Call	3425.00 USD	10/30/20	45	154,125	(215,550)
S&P 500 Index	Call	3425.00 USD	11/6/20	45	154,125	(309,825)
S&P 500 Index	Call	3275.00 USD	11/20/20	44	144,100	(764,500)
S&P 500 Index	Call	3500.00 USD	11/20/20	45	157,500	(241,650)
S&P 500 Index	Call	3525.00 USD	11/20/20	45	158,625	(203,175)
S&P 500 Index	Call	3550.00 USD	11/20/20	44	156,200	(165,660)

Total (Premiums $3,445,200)						$(2,434,735)

(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (0.9%):
60,211	Airbus SE	$4,369,862
331,261	BAE Systems plc	2,048,629
260	Dassault Aviation SA	220,666
2,648	Elbit Systems, Ltd.	321,794
46,044	Leonardo SpA	269,193
5,574	MTU Aero Engines AG	926,946
209,920	Rolls-Royce Holdings plc^	348,251
32,995	Safran SA*	3,246,433
151,200	Singapore Technologies Engineering, Ltd.	385,429
11,384	Thales SA	852,314

		12,989,517

Air Freight & Logistics (0.5%):
80,642	Bollore, Inc.	300,965
102,242	Deutsche Post AG	4,661,777
15,800	SG Holdings Co., Ltd.	821,319
33,000	Yamato Holdings Co., Ltd.	868,776

		6,652,837

Airlines (0.1%):
11,500	ANA Holdings, Inc.^	266,483
24,510	Deutsche Lufthansa AG, Registered Shares*^	211,238
11,770	Japan Airlines Co., Ltd.	220,983
83,673	Qantas Airways, Ltd.	243,739
131,950	Singapore Airlines, Ltd.	337,350

		1,279,793

Auto Components (0.8%):
17,400	Aisin Sieki Co., Ltd.	556,412
56,000	Bridgestone Corp.	1,769,108
17,593	Compagnie Generale des Establissements Michelin SCA, Class B	1,882,303
11,503	Continental AG	1,246,832
44,500	Denso Corp.	1,949,494
7,093	Faurecia SA	306,267
10,300	Koito Manufacturing Co., Ltd.	525,172
15,600	NGK Spark Plug Co., Ltd.	272,190
35,055	Pirelli & C SpA*	150,129
12,500	Stanley Electric Co., Ltd.	358,752
80,600	Sumitomo Electric Industries, Ltd.	905,817
19,400	Sumitomo Rubber Industries, Ltd.	179,982
7,200	Toyoda Gosei Co., Ltd.	165,047
14,800	Toyota Industries Corp.	935,973
24,500	Valeo SA	748,709
14,700	Yokohama Rubber Co., Ltd. (The)	209,253

		12,161,440

Automobiles (2.6%):
34,344	Bayerische Motoren Werke AG (BMW)	2,493,414
88,373	Daimler AG, Registered Shares	4,764,526
12,911	Ferrari NV	2,363,007
115,632	Fiat Chrysler Automobiles NV	1,415,432
168,900	Honda Motor Co., Ltd.	3,985,597
57,100	Isuzu Motors, Ltd.	500,303
55,200	Mazda Motor Corp.	322,825
79,200	Mitsubishi Motors Corp.	174,847
241,200	Nissan Motor Co., Ltd.*	857,388
58,744	PSA Peugeot Citroen SA*	1,059,043
20,695	Renault SA*	534,117
62,200	Subaru Corp.	1,207,635
37,400	Suzuki Motor Corp.	1,602,127
218,866	Toyota Motor Corp.	14,477,760
3,517	Volkswagen AG*	614,739

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
28,200	Yamaha Motor Co., Ltd.	$410,103

		36,782,863

Banks (6.8%):
44,661	ABN AMRO Group NV*	373,413
13,500	Aozora Bank, Ltd.^	224,377
292,856	Australia & New Zealand Banking Group, Ltd.	3,624,890
694,348	Banco Bilbao Vizcaya Argentaria SA	1,918,783
1,719,283	Banco Santander SA	3,202,562
120,319	Bank Hapoalim BM	642,736
147,597	Bank Leumi Le-Israel Corp.	649,703
128,600	Bank of East Asia, Ltd. (The)^	237,092
5,200	Bank of Kyoto, Ltd. (The)	251,250
67,553	Bankinter SA	290,617
3,273	Banque Cantonale Vaudois, Registered Shares	331,884
1,804,923	Barclays plc	2,270,817
115,162	BNP Paribas SA	4,171,347
394,000	BOC Hong Kong Holdings, Ltd.	1,045,218
372,132	CaixaBank SA	788,931
50,300	Chiba Bank, Ltd. (The)	277,622
107,038	Commerzbank AG	526,019
182,256	Commonwealth Bank of Australia	8,328,192
113,100	Concordia Financial Group, Ltd.	394,305
115,390	Credit Agricole SA	1,008,471
70,631	Danske Bank A/S	956,930
186,700	DBS Group Holdings, Ltd.	2,746,749
101,300	DNB ASA*	1,399,920
28,120	Erste Group Bank AG*	588,009
64,240	Finecobank Banca Fineco SpA	883,818
16,300	Fukuoka Financial Group, Inc.	274,466
77,000	Hang Seng Bank, Ltd.	1,143,022
2,095,184	HSBC Holdings plc	8,138,093
407,419	ING Groep NV*	2,884,520
1,700,322	Intesa Sanpaolo SpA*	3,192,350
117,795	Isreal Discount Bank	317,681
39,400	Japan Post Bank Co., Ltd.	307,773
25,445	KBC Group NV	1,273,952
7,331,450	Lloyds Banking Group plc*	2,487,493
101,160	Mebuki Financial Group, Inc.	229,553
61,717	Mediobanca SpA	483,916
1,255,900	Mitsubishi UFJ Financial Group, Inc.^	4,984,651
15,515	Mizrahi Tefahot Bank, Ltd.	275,077
246,764	Mizuho Financial Group, Inc.^	3,082,901
331,133	National Australia Bank, Ltd.	4,224,152
511,533	Natwest Group plc	698,324
337,035	Nordea Bank AB*	2,568,399
341,299	Oversea-Chinese Banking Corp., Ltd.	2,120,946
17,372	Raiffeisen International Bank-Holding AG*	265,536
209,987	Resona Holdings, Inc.^	715,749
57,800	Seven Bank, Ltd.^	140,163
14,600	Shinsei Bank, Ltd.	180,927
41,100	Shizuoka Bank, Ltd. (The)	284,301
166,657	Skandinaviska Enskilda Banken AB, Class A*	1,475,847
81,956	Societe Generale	1,084,359
277,017	Standard Chartered plc	1,269,766
134,369	Sumitomo Mitsui Financial Group, Inc.^	3,739,504
34,103	Sumitomo Mitsui Trust Holdings, Inc.	907,594
158,850	Svenska Handelsbanken AB, Class A*	1,334,683
92,422	Swedbank AB, Class A*	1,446,054
222,943	Unicredit SpA	1,838,316
123,173	United Overseas Bank, Ltd.	1,729,566

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
375,445	Westpac Banking Corp.	$4,529,200

		96,762,489

Beverages (2.0%):
78,973	Anheuser-Busch InBev NV	4,262,247
47,200	Asahi Breweries, Ltd.	1,644,188
164,100	Budweiser Brewing Co. APAC, Ltd.	479,385
10,749	Carlsberg A/S, Class B	1,447,650
48,245	Coca-Cola Amatil, Ltd.	328,891
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	247,767
20,200	Coca-Cola European Partners plc	794,327
21,123	Coca-Cola HBC AG	522,045
58,641	David Campari-Milano NV	640,861
242,024	Diageo plc	8,289,744
11,965	Heineken Holding NV	931,059
26,994	Heineken NV	2,398,563
5,800	ITO EN, Ltd.	413,858
84,200	Kirin Holdings Co., Ltd.	1,581,671
21,825	Pernod Ricard SA	3,482,625
2,253	Remy Cointreau SA	411,197
14,400	Suntory Beverage & Food, Ltd.	541,310
80,195	Treasury Wine Estates, Ltd.	514,452

		28,931,840

Biotechnology (1.1%):
4,660	Argenx SE*	1,227,349
3,973	BeiGene, Ltd., ADR*	1,138,026
46,829	CSL, Ltd.	9,646,736
4,569	Galapagos NV*	648,883
6,756	Genmab A/S*	2,453,689
31,104	Grifols SA^	896,297
9,300	Peptidream, Inc.*	437,038

		16,448,018

Building Products (1.1%):
21,000	AGC, Inc.	615,110
103,766	ASSA Abloy AB, Class B	2,423,023
52,533	Compagnie de Saint-Gobain SA	2,205,369
25,700	Daikin Industries, Ltd.	4,739,514
3,823	Geberit AG, Registered Shares	2,265,857
15,524	Kingspan Group plc*	1,411,783
28,100	Lixil Group Corp.	565,072
30,973	Nibe Industrier AB, Class B*	798,625
15,400	TOTO, Ltd.	706,685

		15,731,038

Capital Markets (2.6%):
97,968	3i Group plc	1,257,334
6,029	Amundi SA	424,987
20,108	ASX, Ltd.	1,177,535
250,362	Credit Suisse Group AG	2,506,494
146,900	Daiwa Securities Group, Inc.^	616,658
202,098	Deutsche Bank AG, Registered Shares*	1,703,742
19,502	Deutsche Boerse AG	3,424,502
25,900	EQT AB	501,471
33,742	Hargreaves Lansdown plc	676,254
124,393	Hong Kong Exchanges & Clearing, Ltd.	5,847,204
53,300	Japan Exchange Group, Inc.^	1,491,785
22,896	Julius Baer Group, Ltd.	976,350
32,885	London Stock Exchange Group plc	3,761,359
34,405	Macquarie Group, Ltd.	2,954,687
12,857	Magellan Financial Group, Ltd.	523,906
101,059	Natixis	227,101
322,400	Nomura Holdings, Inc.	1,470,915
1,924	Partners Group Holding AG	1,770,894
24,290	SBI Holdings, Inc.	628,611

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
12,878	Schroders plc	$448,727
84,800	Singapore Exchange, Ltd.	570,797
56,912	St. James Place plc	679,904
380,318	UBS Group AG	4,246,896

		37,888,113

Chemicals (3.8%):
48,853	Air Liquide SA	7,751,200
17,400	Air Water, Inc.	235,419
20,106	Akzo Nobel NV	2,035,982
6,889	Arkema SA	730,756
131,800	Asahi Kasei Corp.	1,150,697
94,834	BASF SE	5,774,131
10,903	Christian Hansen Holding A/S	1,212,009
20,935	Clariant AG	411,707
17,715	Covestro AG	879,473
13,596	Croda International plc	1,097,482
20,300	Daicel Corp.	146,321
883	EMS-Chemie Holding AG^	792,504
20,951	Evonik Industries AG	542,711
6,565	Fuchs Petrolub AG	333,822
948	Givaudan SA, Registered Shares	4,087,014
71,434	ICL Group, Ltd.	252,320
—	International Flavors & Fragrances, Inc.	47
20,108	Johnson Matthey plc	607,957
22,300	JSR Corp.	529,004
18,300	Kansai Paint Co., Ltd.	454,603
17,761	Koninklijke DSM NV	2,926,579
32,800	Kuraray Co., Ltd.	318,594
9,160	Lanxess AG	525,644
136,800	Mitsubishi Chemical Holdings Corp.^	789,953
17,500	Mitsubishi Gas Chemical Co., Inc.	324,715
19,500	Mitsui Chemicals, Inc.	471,787
14,800	Nippon Paint Holdings Co., Ltd.	1,523,284
16,500	Nippon Sanso Holdings Corp.	255,088
13,300	Nissan Chemical Corp.	709,571
15,800	Nitto Denko Corp.	1,030,219
21,397	Novozymes A/S, Class B	1,346,126
40,418	Orica, Ltd.	447,768
36,500	Shin-Etsu Chemical Co., Ltd.	4,764,727
13,500	Showa Denko K.K.	247,481
14,794	Sika AG	3,635,430
7,931	Solvay SA	681,936
150,700	Sumitomo Chemical Co., Ltd.	499,062
13,207	Symrise AG	1,826,856
20,600	Teijin, Ltd.	319,444
146,700	Toray Industries, Inc.	670,936
27,300	Tosoh Corp.	443,938
20,861	Umicore SA	868,510
18,917	Yara International ASA	728,793

		54,381,600

Commercial Services & Supplies (0.5%):
157,013	Brambles, Ltd.	1,181,760
26,700	Dai Nippon Printing Co., Ltd.	540,893
24,560	Edenred	1,101,757
10,000	Park24 Co., Ltd.	161,453
194,716	Rentokil Initial plc*	1,339,832
21,500	SECOM Co., Ltd.	1,964,818
31,678	Securitas AB, Class B*	485,009
7,800	Sohgo Security Services Co., Ltd.	371,728
26,200	Toppan Printing Co., Ltd.	369,074

		7,516,324

Communications Equipment (0.4%):
586,595	Nokia OYJ*	2,298,932

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
303,299	Telefonaktiebolaget LM Ericsson, Class B^	$3,317,550

		5,616,482

Construction & Engineering (0.8%):
26,679	ACS Actividades de Construccion y Servicios SA	604,397
23,166	Bouygues SA	803,036
11,842	Cimic Group, Ltd.*	157,740
8,371	Eiffage SA	682,183
50,429	Ferrovial SA	1,223,223
2,182	Hochtief AG	169,842
23,600	JGC Holdings Corp.	245,164
49,100	Kajima Corp.	588,168
66,800	Obayashi Corp.	605,499
59,700	Shimizu Corp.	447,767
36,273	Skanska AB, Class B*	764,598
20,200	Taisei Corp.	680,748
52,868	Vinci SA	4,409,222

		11,381,587

Construction Materials (0.5%):
82,429	CRH plc	2,976,240
15,340	HeidelbergCement AG	940,862
44,879	James Hardie Industries SE	1,068,737
53,802	LafargeHolcim, Ltd., Registered Shares	2,453,148
11,200	Taiheiyo Cement Corp.	285,883

		7,724,870

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.^	158,157
—	Isracard, Ltd.	1

		158,158

Containers & Packaging (0.1%):
24,026	Smurfit Kappa Group plc	942,648

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	140,478

Diversified Consumer Services (0.0%†):
6,800	Benesse Holdings, Inc.	174,626

Diversified Financial Services (0.8%):
337,859	AMP, Ltd.	317,901
3,485	Eurazeo Se*	188,589
11,831	EXOR NV	643,733
11,180	Groupe Bruxelles Lambert SA	1,007,542
15,777	Industrivarden AB, Class C	420,577
47,533	Investor AB, Class B	3,100,825
24,510	Kinnevik AB, Class B	992,569
7,951	L E Lundbergforetagen AB	393,461
261,753	M&G plc	535,623
39,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	181,330
135,500	ORIX Corp.	1,687,135
1,676	Sofina SA	457,195
245,114	Standard Life Aberdeen plc	713,490
5,200	Tokyo Century Corp.^	283,017
2,640	Wendel	239,448

		11,162,435

Diversified Telecommunication Services (1.9%):
919,130	BT Group plc	1,167,824
32,636	Cellnex Telecom SAU	1,983,234
344,658	Deutsche Telekom AG, Registered Shares	5,773,079
13,990	Elisa OYJ	824,498
396,525	HKT Trust & HKT, Ltd.	525,359
1,661	Iliad SA	305,535
26,091	Infrastrutture Wireless Italiane SpA	289,282

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
381,663	Koninklijke KPN NV	$897,321
134,204	Nippon Telegraph & Telephone Corp.	2,746,078
207,606	Orange SA	2,159,986
471,000	PCCW, Ltd.	281,506
15,181	Proximus SADP	277,088
827,600	Singapore Telecommunications, Ltd.	1,291,355
191,337	Spark New Zealand, Ltd.	596,497
2,637	Swisscom AG, Registered Shares	1,399,181
576,307	Telecom Italia SpA	233,428
798,592	Telecom Italia SpA	319,514
113,195	Telefonica Deutschland Holding AG	290,305
504,636	Telefonica SA	1,730,610
74,291	Telenor ASA	1,245,455
252,388	Telia Co AB	1,038,349
444,722	Telstra Corp., Ltd.	886,973
32,942	TPG Telecom, Ltd.*	174,615
9,884	United Internet AG, Registered Shares	378,170

		26,815,242

Electric Utilities (2.3%):
193,004	AusNet Services	261,197
68,800	Chubu Electric Power Co., Inc.	836,953
32,400	Chugoku Electric Power Co., Inc. (The)^	405,706
65,570	CK Infrastructure Holdings, Ltd.	306,859
168,000	CLP Holdings, Ltd.	1,566,024
282,152	EDP - Energias de Portugal SA	1,386,624
63,294	Electricite de France	669,514
3,358	Elia Group SA/NV	335,231
33,934	Endesa SA	907,445
838,818	Enel SpA	7,282,688
45,200	Fortum OYJ	914,733
283,500	HK Electric Investments, Ltd.	292,813
612,842	Iberdrola SA	7,541,828
76,000	Kansai Electric Power Co., Inc. (The)	736,814
36,800	Kyushu Electric Power Co., Inc.	334,305
61,309	Mercury NZ, Ltd.	206,792
19,682	Orsted A/S	2,715,390
139,500	Power Assets Holdings, Ltd.	733,717
45,101	Red Electrica Corp SA	846,146
106,431	Scottish & Southern Energy plc	1,656,678
39,480	Siemens Energy AG*	1,064,500
140,073	Terna SpA	981,263
45,200	Tohoku Electric Power Co., Inc.	452,987
150,600	Tokyo Electric Power Co. Holdings, Inc.*	414,104
6,614	Verbund AG, Class A	361,055

		33,211,366

Electrical Equipment (1.9%):
191,006	ABB, Ltd.	4,842,360
13,400	Fuji Electric Co., Ltd.	423,436
27,618	Legrand SA	2,204,574
477,048	Melrose Industries plc	703,719
189,300	Mitsubishi Electric Corp.	2,556,064
46,000	Nidec Corp.^	4,278,655
24,526	Prysmian SpA	713,060
57,377	Schneider Electric SA	7,120,469
24,868	Siemens Gamesa Renewable Energy	670,202
20,460	Vestas Wind Systems A/S	3,311,238

		26,823,777

Electronic Equipment, Instruments & Components (2.0%):
38,107	Halma plc	1,148,343

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
15,300	Hamamatsu Photonics KK	$771,038
29,338	Hexagon AB, Class B	2,218,176
3,214	Hirose Electric Co., Ltd.	413,867
101,120	Hitachi, Ltd.	3,417,301
6,329	Ingenico Group^	979,199
18,780	Keyence Corp.	8,753,525
33,000	Kyocera Corp.^	1,885,821
59,000	Murata Manufacturing Co., Ltd.	3,807,332
18,800	Omron Corp.	1,464,603
22,000	Shimadzu Corp.	671,245
13,600	TDK Corp.	1,487,423
27,200	Venture Corp., Ltd.	385,767
25,600	Yaskawa Electric Corp.	999,856
21,900	Yokogawa Electric Corp.	347,969

		28,751,465

Energy Equipment & Services (0.0%†):
50,094	Tenaris SA	249,673

Entertainment (0.9%):
9,600	Konami Holdings Corp.	416,176
51,100	Nexon Co., Ltd.	1,269,240
11,600	Nintendo Co., Ltd.	6,595,310
9,100	Square Enix Holdings Co., Ltd.	605,111
10,900	Toho Co., Ltd.	449,355
9,660	UbiSoft Entertainment SA*	872,859
85,873	Vivendi Universal SA	2,393,174

		12,601,225

Equity Real Estate Investment Trusts (1.4%):
309,627	Ascendas Real Estate Investment Trust	739,374
97,460	British Land Co. plc	423,639
265,218	CapitaLand Commercial Trust	321,142
249,500	CapitaLand Mall Trust	355,336
5,451	Covivio	384,725
195	Daiwahouse Residential Investment Corp.	499,414
112,934	Dexus	720,585
4,889	Gecina SA	646,736
396	GLP J-REIT	611,403
170,223	Goodman Group	2,190,326
196,080	GPT Group	549,392
2,872	Icade	161,192
87	Japan Prime Realty Investment Corp.	270,204
141	Japan Real Estate Investment Corp.	721,016
258	Japan Retail Fund Investment Corp.	399,580
20,181	Klepierre^	283,085
67,234	Land Securities Group plc	452,638
215,700	Link REIT (The)	1,763,272
230,900	Mapletree Commercial Trust	330,528
289,200	Mapletree Logistics Trust	434,546
415,033	Mirvac Group	649,879
130	Nippon Building Fund, Inc.	738,124
208	Nippon Prologis REIT, Inc.	702,428
430	Nomura Real Estate Master Fund, Inc.	540,692
251	Orix JREIT, Inc.	387,268
533,552	Scentre Group	844,066
124,258	SERGO plc	1,493,436
243,016	Stockland	659,982
224,500	Suntec Real Estate Investment Trust	240,381
14,782	Unibail—Rodamco-Westfield^	545,367
281	United Urban Investment Corp.	313,426
337,565	Vicinity Centres	333,495

		19,706,677

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.7%):
67,000	AEON Co., Ltd.	$1,801,321
64,684	Carrefour SA	1,035,219
136,564	Coles Group, Ltd.	1,665,209
5,622	Colruyt SA	364,762
2,200	Cosmos Pharmaceutical Corp.	382,741
41,500	Dairy Farm International Holdings, Ltd.	157,086
10,375	ICA Gruppen AB^	527,639
177,104	J Sainsbury plc	435,301
26,537	Jeronimo Martins SGPS SA	426,297
6,700	Kobe Bussan Co., Ltd.	368,438
112,770	Koninklijke Ahold Delhaize NV	3,337,088
5,100	LAWSON, Inc.	243,001
16,077	METRO AG	160,551
78,300	Seven & I Holdings Co., Ltd.	2,420,832
8,500	Sundrug Co., Ltd.	320,068
1,020,201	Tesco plc	2,796,442
3,700	Tsuruha Holdings, Inc.	523,715
9,400	Welcia Holdings Co., Ltd.	413,341
116,769	Wesfarmers, Ltd.	3,722,248
244,081	William Morrison Supermarkets plc	535,700
129,447	Woolworths Group, Ltd.	3,383,527

		25,020,526

Food Products (3.9%):
78,280	A2 Milk Co., Ltd.*	796,978
46,800	Ajinomoto Co., Inc.	962,231
37,296	Associated British Foods plc	898,248
316	Barry Callebaut AG, Registered Shares	702,805
8,800	Calbee, Inc.	290,147
10	Chocoladefabriken Lindt & Spruengli AG	890,188
64,001	Danone SA	4,139,146
16,434	Kerry Group plc, Class A	2,109,424
15,300	Kikkoman Corp.	849,177
114	Lindt & Spruengli AG	962,424
11,552	Meiji Holdings Co., Ltd.	882,741
46,896	Mowi ASA	832,372
307,169	Nestle SA, Registered Shares	36,452,146
8,400	NH Foods, Ltd.	374,918
19,545	Nisshin Seifun Group, Inc.	311,686
6,800	Nissin Foods Holdings Co., Ltd.	639,297
75,580	Orkla ASA, Class A	765,316
8,700	Toyo Suisan Kaisha, Ltd.	459,848
993,388	WH Group, Ltd.	808,570
189,300	Wilmar International, Ltd.	613,385
11,800	Yakult Honsha Co., Ltd.	654,795
13,600	Yamazaki Baking Co., Ltd.	237,567

		55,633,409

Gas Utilities (0.4%):
126,055	APA Group	934,490
31,542	Gas Natural SDG SA	632,385
1,088,700	Hong Kong & China Gas Co., Ltd.	1,564,576
38,000	Osaka Gas Co., Ltd.	740,456
8,300	Toho Gas Co., Ltd.^	411,532
38,500	Tokyo Gas Co., Ltd.	879,714

		5,163,153

Health Care Equipment & Supplies (2.7%):
51,019	Alcon, Inc.	2,897,342
17,748	Ambu A/S, Class B	502,600
20,600	Asahi Intecc Co., Ltd.	647,182
4,124	BioMerieux	645,492
4,288	Carl Zeiss Meditec AG	542,644
6,445	Cochlear, Ltd.	915,880
12,280	Coloplast A/S, Class B	1,942,456

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,129	Demant A/S*	$381,626
2,737	DiaSorin SpA	551,606
29,312	EssilorLuxottica SA	3,985,515
57,960	Fisher & Paykel Healthcare Corp., Ltd.	1,275,324
12,636	GN Store Nord A/S	956,299
38,800	HOYA Corp.	4,374,145
94,228	Koninklijke Philips NV	4,438,557
75,000	Microport Scientific Corp.	299,881
120,500	Olympus Corp.	2,501,600
3,716	Sartorius AG	1,526,321
28,034	Siemens Healthineers AG	1,258,675
89,716	Smith & Nephew plc	1,747,910
5,497	Sonova Holding AG, Registered Shares*	1,394,348
1,103	Straumann Holding AG, Registered Shares	1,109,991
17,400	Sysmex Corp.	1,660,789
66,900	Terumo Corp.	2,665,777

		38,221,960

Health Care Providers & Services (0.6%):
18,400	Alfresa Holdings Corp.	402,578
21,913	Fresenius Medical Care AG & Co., KGaA	1,850,060
43,211	Fresenius SE & Co. KGaA	1,966,704
20,100	Medipal Holdings Corp.	402,536
5,620	Orpea*	638,217
17,892	Ramsay Health Care, Ltd.	848,571
44,167	Ryman Healthcare, Ltd.	412,925
47,804	Sonic Healthcare, Ltd.	1,137,040
6,570	Suzuken Co., Ltd.	250,449

		7,909,080

Health Care Technology (0.2%):
45,700	M3, Inc.	2,838,004

Hotels, Restaurants & Leisure (1.3%):
19,564	Accor SA	547,129
60,581	Aristocrat Leisure, Ltd.	1,306,194
184,810	Compass Group plc	2,773,689
42,677	Crown Resorts, Ltd.	269,473
12,722	Evolution Gaming Group AB	841,278
15,807	Flutter Entertainment plc	2,504,382
221,000	Galaxy Entertainment Group, Ltd.	1,495,856
628,157	Genting Singapore, Ltd.	308,696
60,301	GVC Holdings plc*	758,840
17,773	InterContinental Hotels Group plc*	932,925
9,344	La Francaise des Jeux SAEM	343,139
7,129	McDonald’s Holdings Co., Ltd.	346,843
20,557	Melco Resorts & Entertainment, Ltd., ADR	342,274
20,700	Oriental Land Co., Ltd.	2,900,331
257,132	Sands China, Ltd.	1,000,609
220,987	SJM Holdings, Ltd.	260,988
8,851	Sodexo SA	630,228
216,784	Tabcorp Holdings, Ltd.	520,146
21,589	Whitbread plc	588,737
152,000	Wynn Macau, Ltd.*	243,325

		18,915,082

Household Durables (1.5%):
108,781	Barratt Developments plc	664,998
13,067	Berkeley Group Holdings plc (The)	710,764
19,600	Casio Computer Co., Ltd.^	316,503
23,643	Electrolux AB, Series B, Class B	551,303
41,082	Husqvarna AB, Class B	452,537
16,200	Iida Group Holdings Co., Ltd.	327,584
28,700	Nikon Corp.^	193,942

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
227,700	Panasonic Corp.^	$1,929,083
32,959	Persimmon plc	1,046,626
3,700	Rinnai Corp.	361,535
2,235	SEB SA	363,505
37,400	Sekisui Chemical Co., Ltd.	597,947
62,400	Sekisui House, Ltd.	1,103,749
19,200	Sharp Corp.	237,913
130,600	Sony Corp.	9,990,350
349,568	Taylor Wimpey plc	486,334
140,500	Techtronic Industries Co., Ltd.	1,847,586

		21,182,259

Household Products (0.9%):
62,438	Essity AB, Class B*	2,110,716
10,576	Henkel AG & Co. KGaA	990,511
22,400	Lion Corp.	460,736
12,200	Pigeon Corp.	545,142
72,997	Reckitt Benckiser Group plc	7,115,366
41,400	Unicharm Corp.	1,849,767

		13,072,238

Independent Power and Renewable Electricity Producers (0.1%):
12,800	Electric Power Development Co., Ltd.^	197,553
124,024	Meridian Energy, Ltd.	404,404
21,504	Uniper SE	694,703

		1,296,660

Industrial Conglomerates (1.2%):
276,744	CK Hutchison Holdings, Ltd.	1,677,922
10,325	DCC plc	795,546
16,095	Investment AB Latour, Class B	377,508
23,500	Jardine Matheson Holdings, Ltd.	932,721
23,500	Jardine Strategic Holdings, Ltd.	465,570
9,300	Keihan Holdings Co., Ltd.	385,751
155,300	Keppel Corp., Ltd.	509,529
18,600	Seibu Holdings, Inc.	200,105
78,960	Siemens AG, Registered Shares	9,982,922
39,419	Smiths Group plc	692,890
40,500	Toshiba Corp.	1,031,040

		17,051,504

Insurance (4.7%):
19,559	Admiral Group plc	659,549
191,169	AEGON NV	496,421
17,693	Ageas NV	721,963
1,250,000	AIA Group, Ltd.	12,314,370
43,222	Allianz SE, Registered Shares+	8,289,763
112,704	Assicurazioni Generali SpA	1,587,066
398,927	Aviva plc	1,466,651
200,319	AXA SA	3,697,500
4,634	Baloise Holding AG, Registered Shares	681,848
14,891	CNP Assurances SA	186,071
110,100	Dai-ichi Life Holdings, Inc.	1,554,096
144,862	Direct Line Insurance Group plc	504,158
19,206	Gjensidige Forsikring ASA	390,108
6,317	Hannover Rueck SE	979,137
246,903	Insurance Australia Group, Ltd.	776,869
158,500	Japan Post Holdings Co., Ltd.	1,081,273
20,400	Japan Post Insurance Co., Ltd.	321,023
612,261	Legal & General Group plc	1,483,545
124,272	Mapfre SA	194,564
298,241	Medibank Private, Ltd.	537,134
45,011	MS&AD Insurance Group Holdings, Inc.	1,219,303
14,349	Muenchener Rueckversicherungs-Gesellschaft AG	3,642,752

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
30,993	NN Group NV	$1,164,009
57,201	Poste Italiane SpA	506,640
269,019	Prudential plc	3,839,993
147,754	QBE Insurance Group, Ltd.	914,244
110,215	RSA Insurance Group plc	641,022
49,204	Sampo Oyj, Class A	1,946,362
17,331	SCOR SA*	480,128
34,025	Sompo Holdings, Inc.^	1,178,731
130,608	Suncorp Group, Ltd.	793,242
3,226	Swiss Life Holding AG, Registered Shares	1,219,186
30,670	Swiss Re AG	2,270,686
57,936	T&D Holdings, Inc.^	573,052
64,900	Tokio Marine Holdings, Inc.	2,842,518
11,889	Tryg A/S	374,798
15,629	Zurich Insurance Group AG	5,435,456

		66,965,231

Interactive Media & Services (0.3%):
25,015	Adevinta ASA*	429,248
105,267	Auto Trader Group plc	761,304
13,000	Kakaku.com, Inc.	343,730
3,800	Line Corp.*	193,592
5,276	REA Group, Ltd.	416,793
10,889	Scout24 AG	950,313
276,700	Z Holdings Corp.	1,848,938

		4,943,918

Internet & Direct Marketing Retail (0.9%):
13,178	Delivery Hero SE*	1,515,681
12,568	Just Eat Takeaway*	1,407,290
8,900	Mercari, Inc.*	411,296
47,582	Ocado Group plc*	1,681,225
50,498	Prosus NV*	4,656,251
92,000	Rakuten, Inc.	993,976
15,444	Zalando SE*	1,445,407
10,400	ZOZO, Inc.	290,102

		12,401,228

IT Services (1.5%):
1,867	Adyen NV*	3,440,190
21,871	Afterpay, Ltd.*	1,277,968
47,008	Amadeus IT Group SA	2,608,434
10,497	Atos SE	845,469
16,493	Capgemini SA	2,112,093
54,245	Computershare, Ltd.	476,162
20,400	Fujitsu, Ltd.	2,793,777
3,900	GMO Payment Gateway, Inc.	419,480
9,500	Itochu Techno-Solutions Corp.	361,600
39,303	Nexi SpA*	788,044
32,038	Nomura Research Institute, Ltd.	941,733
66,600	NTT Data Corp.	853,890
7,100	OBIC Co., Ltd.	1,249,458
10,800	Otsuka Corp.	552,776
5,700	SCSK Corp.	318,947
24,300	TIS, Inc.	516,542
5,192	Wix.com, Ltd.*	1,323,181
14,170	Worldline SA*	1,161,764

		22,041,508

Leisure Products (0.3%):
20,200	Bandai Namco Holdings, Inc.	1,475,803
18,400	Sega Sammy Holdings, Inc.	223,833
7,500	Shimano, Inc.	1,476,835
13,400	Yamaha Corp.	641,498

		3,817,969

Life Sciences Tools & Services (0.6%):
1,339	Eurofins Scientific SE	1,059,871
7,699	Lonza Group AG, Registered Shares	4,753,731

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
24,092	Qiagen NV*	$1,251,129
2,954	Sartorius Stedim Biotech	1,017,273

		8,082,004

Machinery (3.0%):
31,249	Alfa Laval AB	689,971
20,369	Alstom SA*	1,013,998
32,800	Amada Holdings Co., Ltd.	307,461
7,942	Andritz AG	244,640
41,212	Atlas Copco AB	1,717,741
68,637	Atlas Copco AB, Class A	3,268,022
103,091	CNH Industrial NV	801,083
10,800	Daifuku Co., Ltd.	1,087,175
41,260	Epiroc AB	574,091
65,429	Epiroc AB, Class A	950,058
19,700	FANUC Corp.	3,779,729
15,509	GEA Group AG	546,624
29,600	Hino Motors, Ltd.	191,859
10,100	Hitachi Construction Machinery Co., Ltd.	365,809
5,400	Hoshizaki Corp.	430,711
23,100	JTEKT Corp.	181,062
17,100	Kawasaki Heavy Industries, Ltd.	231,460
6,416	Kion Group AG	550,945
7,540	Knorr-Bremse AG	890,559
91,600	Komatsu, Ltd.	2,016,826
35,402	Kone OYJ, Class B	3,111,878
106,700	Kubota Corp.	1,909,011
9,900	Kurita Water Industries, Ltd.	326,790
22,400	Makita Corp.	1,068,572
39,100	MINEBEA MITSUMI, Inc.	737,817
29,900	Misumi Group, Inc.	835,806
34,200	Mitsubishi Heavy Industries, Ltd.	759,731
9,500	Miura Co., Ltd.	464,586
10,700	Nabtesco Corp.	389,918
25,300	NGK Insulators, Ltd.	361,031
32,800	NSK, Ltd.	251,090
117,303	Sandvik AB*	2,289,200
4,175	Schindler Holding AG	1,140,229
2,127	Schindler Holding AG, Registered Shares	578,820
38,524	SKF AB, Class B	794,195
5,900	SMC Corp.	3,284,157
7,350	Spirax-Sarco Engineering plc	1,044,791
10,400	Sumitomo Heavy Industries, Ltd.	241,981
12,100	THK Co., Ltd.	303,620
154,867	Volvo AB, Class B	2,975,713
45,633	Wartsila OYJ Abp, Class B	359,026
306,850	Yangzijiang Shipbuilding Holdings, Ltd.	223,805

		43,291,591

Marine (0.2%):
317	A.P. Moeller - Maersk A/S, Class A	463,131
662	A.P. Moeller - Maersk A/S, Class B	1,049,757
5,556	Kuehne & Nagel International AG, Registered Shares	1,077,627
17,000	Nippon Yusen KK	294,756

		2,885,271

Media (0.4%):
65,352	Altice Europe NV, Class A*	312,951
10,400	Cyberagent, Inc.	643,275
23,277	Dentsu Group, Inc.	687,862
22,700	Hakuhodo DY Holdings, Inc.	293,387
160,342	Informa plc*	777,275
8,903	JCDecaux SA	154,246
82,101	Pearson plc	580,535

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
23,041	Publicis Groupe SA	$746,587
8,826	Schibsted ASA, Class B*	352,835
40,089	SES Global, Class A	283,582
3,983	Telenet Group Holding NV	154,376
123,545	WPP plc	964,674

		5,951,585

Metals & Mining (2.8%):
127,487	Anglo American plc	3,078,053
38,773	Antofagasta plc	511,115
74,555	ArcelorMittal*	994,140
216,492	BHP Group plc	4,614,484
304,549	BHP Group, Ltd.	7,835,275
50,530	BlueScope Steel, Ltd.	461,185
28,378	Boliden AB	844,088
176,023	Evolution Mining, Ltd.	730,633
60,439	EVRAZ plc	269,438
177,867	Fortescue Metals Group, Ltd.	2,081,651
1,023,287	Glencore plc*	2,119,557
23,000	Hitachi Metals, Ltd.	353,617
53,100	JFE Holdings, Inc.*	371,429
5,000	Maruichi Steel Tube, Ltd.	125,066
12,800	Mitsubishi Materials Corp.	252,744
83,307	Newcrest Mining, Ltd.	1,877,274
83,948	Nippon Steel Corp.*	793,005
139,445	Norsk Hydro ASA*	384,047
73,739	Northern Star Resources, Ltd.	724,927
115,415	Rio Tinto plc	6,962,609
38,717	Rio Tinto, Ltd.	2,620,741
503,161	South32, Ltd.	737,630
23,300	Sumitomo Metal & Mining Co., Ltd.	721,378
40,763	ThyssenKrupp AG*^	205,996
10,996	Voestalpine AG	289,045

		39,959,127

Multiline Retail (0.2%):
37,900	Isetan Mitsukoshi Holdings, Ltd.^	201,056
20,000	Marui Group Co., Ltd.	383,714
13,924	Next plc	1,066,906
43,600	Pan Pacific International Holdings Corp.	1,015,807
25,400	Ryohin Keikaku Co., Ltd.	421,962

		3,089,445

Multi-Utilities (1.0%):
66,544	AGL Energy, Ltd.	650,190
233,780	E.ON SE	2,582,641
190,117	Engie Group	2,540,692
362,737	National Grid plc	4,174,937
65,249	RWE AG	2,445,969
35,447	Suez	656,127
54,326	Veolia Environnement SA	1,171,446

		14,222,002

Oil, Gas & Consumable Fuels (2.8%):
25,483	Ampol, Ltd.	438,199
2,092,621	BP plc	6,074,582
22,895	Enagas SA	527,408
309,320	ENEOS Holdings, Inc.	1,104,722
265,109	ENI SpA	2,073,652
102,561	Equinor ASA	1,448,226
50,007	Galp Energia SGPS SA	463,463
20,287	Idemitsu Kosan Co., Ltd.	432,287
101,400	INPEX Corp.	542,539
7,184	Koninklijke Vopak NV	404,695
20,139	Lundin Energy AB	399,056
43,655	Neste Oyj	2,295,262
214,511	Oil Search, Ltd.	407,319
15,669	OMV AG*	427,988

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
174,874	Origin Energy, Ltd.	$540,633
149,869	Repsol SA	1,000,885
421,804	Royal Dutch Shell plc, Class A	5,219,766
384,597	Royal Dutch Shell plc, Class B	4,651,597
172,375	Santos, Ltd.	604,798
217,615	Snam SpA	1,118,794
255,548	TOTAL SE^	8,772,659
12,993	Washington H. Soul Pattinson & Co., Ltd.	219,251
100,670	Woodside Petroleum, Ltd.	1,271,290

		40,439,071

Paper & Forest Products (0.3%):
50,546	Mondi plc	1,063,564
91,400	Oji Holdings Corp.	419,523
60,679	Stora Enso OYJ, Registered Shares, Class R	950,760
60,140	Svenska Cellulosa AB SCA, Class B*	824,714
54,690	UPM-Kymmene OYJ	1,664,343

		4,922,904

Personal Products (2.3%):
10,142	Beiersdorf AG	1,153,186
49,600	Kao Corp.	3,722,521
5,100	Kobayashi Pharmaceutical Co., Ltd.	493,734
3,600	Kose Corp.	440,233
26,008	L’Oreal SA	8,462,016
10,700	Pola Orbis Holdings, Inc.	202,116
41,500	Shiseido Co., Ltd.	2,381,629
150,279	Unilever NV	9,071,262
120,279	Unilever plc	7,409,943

		33,336,640

Pharmaceuticals (9.3%):
192,900	Astellas Pharma, Inc.	2,872,022
135,697	AstraZeneca plc	14,766,601
102,243	Bayer AG, Registered Shares	6,389,470
68,800	Chugai Pharmaceutical Co., Ltd.	3,087,778
174,600	Daiichi Sankyo Co., Ltd.	5,365,962
26,000	Eisai Co., Ltd.	2,372,863
519,531	GlaxoSmithKline plc	9,729,960
7,816	H. Lundbeck A/S	257,700
15,806	Hikma Pharmaceuticals plc	529,301
5,000	Hisamitsu Pharmaceutical Co., Inc.	255,302
3,643	Ipsen SA	382,147
26,800	Kyowa Kirin Co., Ltd.	761,336
13,298	Merck KGaA	1,941,572
4,200	Nippon Shinyaku Co., Ltd.	346,330
229,175	Novartis AG, Registered Shares	19,921,005
177,376	Novo Nordisk A/S, Class B	12,323,376
37,900	Ono Pharmaceutical Co., Ltd.	1,190,007
11,803	Orion OYJ, Class B	534,090
40,000	Otsuka Holdings Co., Ltd.	1,696,672
10,320	Recordati SpA	527,924
72,515	Roche Holding AG	24,816,091
116,627	Sanofi	11,692,638
37,900	Santen Pharmaceutical Co., Ltd.	777,247
27,500	Shionogi & Co., Ltd.	1,471,488
17,800	Sumitomo Dainippon Pharma Co., Ltd.	234,424
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	217,668
162,873	Takeda Pharmacuetical Co., Ltd.	5,802,683
116,196	Teva Pharmaceutical Industries, Ltd., ADR*	1,046,926
12,888	UCB SA	1,463,394
4,861	Vifor Pharma AG	661,898

		133,435,875

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (1.7%):
15,635	Adecco SA, Registered Shares	$826,456
31,384	Bureau Veritas SA	704,830
93,207	Experian plc	3,487,225
16,942	Intertek Group plc	1,377,837
16,200	Nihon M&A Center, Inc.	924,195
16,700	Persol Holdings Co., Ltd.	271,665
12,022	Randstad NV	627,230
132,100	Recruit Holdings Co., Ltd.	5,242,131
197,655	RELX plc	4,374,254
32,954	Seek, Ltd.	504,008
619	SGS SA, Registered Shares	1,659,605
5,992	Teleperformance	1,845,088
28,248	Wolters Kluwer NV	2,411,404

		24,255,928

Real Estate Management & Development (1.7%):
10,760	AEON Mall Co., Ltd.	151,275
103,076	Aroundtown SA	518,048
4,496	Azrieli Group	200,429
74,028	BGP Holdings plc*(a)	–
266,800	CapitaLand, Ltd.	533,221
47,900	City Developments, Ltd.	269,472
276,244	CK Asset Holdings, Ltd.	1,347,861
7,000	Daito Trust Construction Co., Ltd.	620,717
57,700	Daiwa House Industry Co., Ltd.^	1,482,725
35,178	Deutsche Wohnen SE	1,759,973
203,000	Hang Lung Properties, Ltd.	517,673
150,956	Henderson Land Development Co., Ltd.	556,916
126,900	Hongkong Land Holdings, Ltd.	472,605
32,500	Hulic Co., Ltd.	304,876
75,775	Kerry Properties, Ltd.	193,625
6,974	LEG Immobilien AG	995,431
70,590	Lend Lease Group	559,008
121,500	Mitsubishi Estate Co., Ltd.	1,836,620
97,400	Mitsui Fudosan Co., Ltd.	1,696,731
153,655	New World Development Co., Ltd.	748,061
12,300	Nomura Real Estate Holdings, Inc.	233,983
50,868	Pacific Century Premium Developments, Ltd.*	13,382
310,601	Sino Land Co., Ltd.	361,487
32,700	Sumitomo Realty & Development Co., Ltd.	967,572
136,500	Sun Hung Kai Properties, Ltd.	1,749,975
44,964	Swire Pacific, Ltd., Class A	218,037
122,000	Swire Properties, Ltd.	322,370
8,114	Swiss Prime Site AG	736,646
61,000	Tokyu Fudosan Holdings Corp.	262,654
51,296	UOL Group, Ltd.	251,305
52,930	Vonovia SE	3,636,823
177,300	Wharf Real Estate Investment Co., Ltd.	725,822

		24,245,323

Road & Rail (1.1%):
192,112	Aurizon Holdings, Ltd.	586,102
14,900	Central Japan Railway Co.	2,137,961
21,540	DSV PANALPINA A/S	3,515,819
31,013	East Japan Railway Co.	1,911,227
23,800	Hankyu Hanshin Holdings, Inc.	765,747
23,600	Keikyu Corp.^	362,547
11,100	Keio Corp.	686,500
13,700	Keisei Electric Railway Co., Ltd.	387,359
18,300	Kintetsu Group Holdings Co., Ltd.	780,782
16,600	Kyushu Railway Co.	354,668
150,494	MTR Corp., Ltd.	746,888
19,200	Nagoya Railroad Co., Ltd.^	526,193
6,900	Nippon Express Co., Ltd.	401,727

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
31,400	Odakyu Electric Railway Co., Ltd.^	$790,120
20,200	Tobu Railway Co., Ltd.	624,018
50,200	Tokyu Corp.	651,656
17,200	West Japan Railway Co.	850,247

		16,079,561

Semiconductors & Semiconductor Equipment (2.1%):
20,600	Advantest Corp.	1,000,703
29,200	ASM Pacific Technology, Ltd.	298,475
43,935	ASML Holding NV	16,198,358
2,800	Disco Corp.	681,406
128,348	Infineon Technologies AG	3,630,100
8,200	Lasertec Corp.	678,265
78,700	Renesas Electronics Corp.*	576,504
9,100	ROHM Co., Ltd.	702,752
66,711	STMicroelectronics NV	2,038,923
27,200	SUMCO Corp.	382,612
15,500	Tokyo Electron, Ltd.	4,057,384

		30,245,482

Software (1.9%):
5,984	AVEVA Group plc	369,936
11,764	Check Point Software Technologies, Ltd.*	1,415,680
3,816	CyberArk Software, Ltd.*	394,651
13,663	Dassault Systemes SA	2,548,310
6,278	Nemetschek SE	459,760
6,468	NICE Systems, Ltd.*	1,466,391
3,700	Oracle Corp.	401,202
108,635	Sage Group plc	1,005,896
107,654	SAP SE	16,762,182
14,132	TeamViewer AG*	697,760
6,783	Temenos AG	913,690
13,300	Trend Micro, Inc.	811,652
16,409	WiseTech Global, Ltd.	308,456

		27,555,566

Specialty Retail (0.9%):
3,700	ABC-Mart, Inc.	192,623
6,000	Fast Retailing Co., Ltd.	3,765,291
81,766	Hennes & Mauritz AB, Class B	1,410,939
2,000	Hikari Tsushin, Inc.	476,671
111,648	Industria de Diseno Textil SA	3,103,734
42,066	JD Sports Fashion plc	440,155
225,438	Kingfisher plc	861,420
8,200	Nitori Co., Ltd.	1,705,760
2,400	Shimamura Co., Ltd.	234,641
24,400	USS Co., Ltd.	436,524
83,400	Yamada Holdings Co., Ltd.	415,922

		13,043,680

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	359,004
102,600	Canon, Inc.	1,703,184
36,800	FUJIFILM Holdings Corp.	1,813,598
16,913	Logitech International SA, Class R	1,309,143
25,100	NEC Corp.	1,469,461
69,000	Ricoh Co., Ltd.^	465,215
27,900	Seiko Epson Corp.^	320,775

		7,440,380

Textiles, Apparel & Luxury Goods (2.5%):
19,652	Adidas AG	6,359,847
42,083	Burberry Group plc	842,434
53,795	Cie Financiere Richemont SA	3,604,209
3,305	Hermes International SA	2,848,505
7,868	Kering	5,226,739

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
28,734	LVMH Moet Hennessy Louis Vuitton SA	$13,431,370
19,203	Moncler SpA	786,426
10,406	Pandora A/S	748,958
8,997	Puma SE*	810,545
2,878	Swatch Group AG (The), Class B	670,580
5,032	Swatch Group AG (The), Registered Shares	225,983

		35,555,596

Tobacco (1.0%):
237,882	British American Tobacco plc	8,548,571
97,026	Imperial Brands plc, Class A	1,709,940
124,100	Japan Tobacco, Inc.	2,266,488
16,832	Swedish Match AB, Class B	1,373,864

		13,898,863

Trading Companies & Distributors (1.4%):
12,768	AerCap Holdings NV*	321,626
46,625	Ashtead Group plc	1,670,216
15,688	Brenntag AG	998,110
35,472	Bunzl plc	1,144,234
23,415	Ferguson plc	2,355,487
140,500	Itochu Corp.^	3,593,206
166,200	Marubeni Corp.^	943,083
137,700	Mitsubishi Corp.^	3,294,719
167,900	Mitsui & Co., Ltd.^	2,884,473
12,700	MonotaRo Co., Ltd.	632,609
121,200	Sumitomo Corp.^	1,453,496
23,400	Toyota Tsushu Corp.	653,599

		19,944,858

Transportation Infrastructure (0.5%):
6,691	Aena SME SA	931,885
3,172	Aeroports de Paris	315,806
51,721	Atlantia SpA*	810,967
132,104	Auckland International Airport, Ltd.	639,831
4,779	Fraport AG^	189,222
42,517	Getlink SE	576,393
5,100	Japan Airport Terminal Co., Ltd.^	225,048
12,000	Kamigumi Co., Ltd.	236,292
137,229	Sydney Airport	577,563
284,591	Transurban Group	2,883,574

		7,386,581

Water Utilities (0.1%):
25,272	Severn Trent plc	794,468
68,705	United Utilities Group plc	759,593

		1,554,061

Wireless Telecommunication Services (1.8%):
165,600	KDDI Corp.	4,189,606
117,900	NTT DoCoMo, Inc.^	4,372,887
297,400	Softbank Corp.^	3,332,802
161,200	SoftBank Group Corp.	9,955,072
53,324	Tele2 AB^	753,215
2,775,567	Vodafone Group plc	3,681,598

		26,285,180

Total Common Stocks (Cost $1,148,096,357)		1,406,566,884

Preferred Stocks (0.4%):
Automobiles (0.3%):
5,302	Bayerische Motoren Werke AG (BMW), 5.39%, 5/15/20	290,472
15,807	Porsche Automobil Holding SE, 4.34%, 5/20/20*	943,636
19,412	Volkswagen AG, 3.54%, 5/8/20*	3,123,753

		4,357,861

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Household Products (0.1%):
18,330	Henkel AG & Co. KGaA, 2.07%, 4/21/20	$1,919,116

Total Preferred Stocks (Cost $5,258,073)		6,276,977

Short-Term Securities Held as Collateral for Securities on Loan (4.8%):
68,700,978	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	68,700,978

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $68,700,978)		68,700,978

Unaffiliated Investment Companies (0.1%):

Money Markets (0.1%):
1,247,257	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	1,247,257

Total Unaffiliated Investment Companies (Cost $1,247,257)		1,247,257

Total Investment Securities (Cost $1,223,302,665) - 103.4%		1,482,792,096
Net other assets (liabilities) - (3.4)%		(48,409,816)

Net Assets - 100.0%		$1,434,382,280

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $65,724,836.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage
Australia	6.5%
Austria	0.1%
Belgium	0.8%
Bermuda	0.1%
China	0.1%
Denmark	2.4%
Finland	1.2%
France	9.6%
Germany	9.1%
Hong Kong	3.0%
Ireland	1.1%
Isle of Man	0.1%
Israel	0.6%
Italy	2.0%
Japan	24.7%
Luxembourg	0.1%
Netherlands	4.2%
New Zealand	0.3%
Norway	0.5%
Portugal	0.2%
Singapore	1.0%
Spain	2.1%
Sweden	3.0%
Switzerland	10.1%
United Kingdom	12.4%
United States	4.7%
100.0%

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	12/17/20	17	$1,765,799	$(29,676)
DJ EURO STOXX 50 December Futures (Euro)	12/18/20	157	5,878,620	(105,713)
FTSE 100 Index December Futures (British Pounds)	12/18/20	45	3,391,270	(57,440)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/10/20	37	4,071,053	22,747

				$(170,082)

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.5%):
$1,332,616	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$1,363,887
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.65%(US0001M+150bps), 6/25/65, Callable 3/25/32 @ 100(a)	981,502
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 1.20%(US0001M+105bps), 7/26/66, Callable 11/25/34 @ 100(a)	944,556
2,285,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 0.41%(US0003M+16bps), 3/15/55, Callable 9/15/30 @ 100	2,129,886
880,322	SLC Student Loan Trust, Class 2A3, Series 2008-1, 1.85%(US0003M+160bps), 12/15/32, Callable 12/15/27 @ 100	891,602
639,848	SLM Student Loan Trust, Class A3, Series 2012-1, 1.10%(US0001M+95bps), 9/25/28, Callable 1/25/28 @ 100	608,194
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.09%(US0003M+185bps), 7/25/73, Callable 7/25/22 @ 100	1,146,165
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 2.49%(US0003M+225bps), 10/25/83, Callable 10/25/22 @ 100	231,761
67,313	SLM Student Loan Trust, Class A, Series 2009-3, 0.90%(US0001M+75bps), 1/25/45, Callable 5/25/34 @ 100(a)	65,370
881,903	SLM Student Loan Trust, Class A6A, Series 2004-3A, 0.79%(US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	850,517
957,564	SLM Student Loan Trust, Class A4, Series 2008-6, 1.34%(US0003M+110bps), 7/25/23, Callable 7/25/24 @ 100	939,727
351,368	SLM Student Loan Trust, Class A, Series 2008-9, 1.74%(US0003M+150bps), 4/25/23, Callable 10/25/22 @ 100	345,809
570,884	SLM Student Loan Trust, Class 2A3, Series 2003-7, 0.82%(US0003M+57bps), 9/15/39, Callable 6/15/29 @ 100	523,360
623,124	SLM Student Loan Trust, Class A4, Series 2007-7, 0.57%(US0003M+33bps), 1/25/22, Callable 4/25/23 @ 100	584,858
1,643,730	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 0.41%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(a)	1,567,743

Total Asset Backed Securities (Cost $13,311,106)		13,174,937

Principal Amount		Fair Value
Collateralized Mortgage Obligations (8.3%):
$807,895	AIMCO CLO, Class AR, Series 2015-AA, 1.13%(US0003M+85bps), 1/15/28, Callable 10/15/20 @ 100(a)	$802,818
1,264,186	Alternative Loan Trust, Class 4A1, Series 2005-56, 0.46%(US0001M+31bps), 11/25/35, Callable 10/25/20 @ 100	1,174,594
743,821	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.31%(US0006M+200bps), 6/25/45, Callable 10/25/20 @ 100	708,495
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	605,362
314,464	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.12%, 7/25/35, Callable 10/25/20 @ 100(b)	305,746
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	163,536
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	406,322
795,399	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.94%, 4/25/37, Callable 11/25/25 @ 100(b)	770,374
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39(a)	327,516
895,997	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.85%, 2/25/37, Callable 3/25/23 @ 100(b)	698,681
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	358,781
154,905	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.88%(US0001M+49bps), 9/25/35, Callable 10/25/20 @ 100	152,623
609,788	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.75%, 2/25/36, Callable 10/25/20 @ 100(b)	487,372
348,389	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.09%, 8/25/35, Callable 10/25/20 @ 100(b)	300,494
736,310	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.54%, 3/25/36, Callable 10/25/20 @ 100(b)	585,146
699,477	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.57%, 4/25/36, Callable 10/25/20 @ 100(b)	586,864
671,419	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.69%, 4/19/36, Callable 10/19/20 @ 100(b)	580,277

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$561,612	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.61%, 9/19/35, Callable 10/19/20 @ 100(b)	$493,759
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.38%(US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	847,463
1,235,235	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 0.73%(US0001M+58bps), 2/25/36, Callable 10/25/20 @ 100	1,199,505
1,391,113	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.36%(US0001M+20bps), 11/19/36, Callable 6/19/22 @ 100	1,171,222
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	370,366
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	359,739
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39(a)	368,219
820,000	LCM LP, Class ARR, Series 13A, 1.41%(US0003M+114bps), 7/19/27, Callable 10/19/20 @ 100(a)	815,082
800,636	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.27%(US0001M+12bps), 7/25/37, Callable 6/25/23 @ 100	529,211
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	418,858
393,500	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 1.92%(12MTA+75bps), 6/26/47(a)	384,383
359,083	MortgageIT Trust, Class 2A3, Series 2005-2, 1.81%(US0001M+165bps), 5/25/35, Callable 10/25/20 @ 100	331,124
320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	330,415
403,404	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/20 @ 100(b)	390,202
208,876	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 0.38%(US0001M+20bps), 12/26/35(a)	208,163
149,359	Octagon Investment Partners 25, Class AR, Series 2015-1A, 1.07%(US0003M+80bps), 10/20/26, Callable 10/20/20 @ 100(a)	148,401
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	442,959

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$185,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	$188,648
510,018	Recette Clo, Ltd., Class AR, Series 2015-1A, 1.19%(US0003M+92bps), 10/20/27, Callable 10/20/20 @ 100(a)	508,580
1,163,925	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.33%(US0001M+18bps), 12/25/36, Callable 2/25/21 @ 100	1,079,067
1,382,595	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.38%(US0001M+23bps), 2/25/36, Callable 10/25/20 @ 100	1,263,024
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1, 1.49%(US0003M+122bps), 7/17/28, Callable 10/17/20 @ 100(a)	548,606
506,362	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.61%, 3/25/35, Callable 10/25/20 @ 100(b)	493,740
570,950	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.61%(US0001M+23bps), 4/25/45, Callable 10/25/20 @ 100	534,640
245,322	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 0.59%(US0001M+44bps), 7/25/44, Callable 10/25/20 @ 100	235,102
1,296,365	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.73%(US0001M+29bps), 7/25/45, Callable 10/25/20 @ 100	1,234,143
410,644	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.94%, 9/25/36, Callable 10/25/20 @ 100(b)	366,902
Total Collateralized Mortgage Obligations (Cost $24,167,709)		24,276,524
Corporate Bonds (20.3%):
Airlines (0.2%):
65,112	U.S. Airways Group, Inc., Series 2001-1G PTT, 7.08%, 9/20/22	60,104
586,555	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	526,227
		586,331
Banks (1.9%):
110,000	Bank of America Corp., 1.32%(SOFR+115bps), 6/19/26, Callable 6/19/25 @ 100, MTN	110,442
220,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	236,705
160,000	Bank of America Corp., 2.59%(SOFR+215bps), 4/29/31, Callable 4/29/30 @ 100	169,227

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$435,000	Bank of America Corp., 4.08%(US0003M+315bps), 3/20/51, Callable 3/20/50 @ 100, MTN	$536,184
355,000	Citigroup, Inc., 2.57%(SOFR+211bps), 6/3/31, Callable 6/3/30 @ 100	372,195
730,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	799,458
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	331,953
260,000	JPMorgan Chase & Co., 3.11%(SOFR+244bps), 4/22/51, Callable 4/22/50 @ 100	276,837
410,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	457,151
330,000	Wells Fargo & Co., 2.39%(SOFR+210bps), 6/2/28, Callable 6/2/27 @ 100, MTN	343,921
200,000	Wells Fargo & Co., 2.88%(US0003M+117bps), 10/30/30, Callable 10/30/29 @ 100, MTN	213,389
410,000	Wells Fargo & Co., 3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	424,925
905,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,233,885
		5,506,272
Beverages (0.3%):
710,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	873,231
Biotechnology (0.6%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100(a)	524,720
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100(a)	165,398
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	357,481
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	189,471
345,000	AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(a)	408,782
		1,645,852
Capital Markets (0.3%):
150,000	Goldman Sachs Group, Inc. (The), 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	167,969
255,000	Raymond James Financial, 4.95%, 7/15/46	329,380
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	255,016
		752,365
Chemicals (0.3%):
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	596,906

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$195,000	Nutrition & Biosciences, Inc., 3.47%, 12/1/50, Callable 6/1/50 @ 100(a)	$196,847
		793,753
Commercial Services & Supplies (0.2%):
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	288,026
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	94,500
114,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13(a)	115,425
		497,951
Consumer Finance (1.2%):
650,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	649,889
105,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	105,781
55,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	54,999
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	255,318
150,000	Ford Motor Credit Co. LLC, 1.15%(US0003M+88bps), 10/12/21	144,112
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	95,002
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	452,575
575,000	General Motors Financial Co, Inc., 4.20%, 11/6/21	593,522
300,000	General Motors Financial Co., Inc., 3.20%, 7/6/21, Callable 6/6/21 @ 100	304,390
275,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	283,699
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	61,621
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	385,281
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	159,994
		3,546,183
Containers & Packaging (0.1%):
200,000	Ball Corp., 4.00%, 11/15/23	212,250
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	119,625
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 11/9/20 @ 102.75(a)	25,000
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(a)	26,094
		382,969
Diversified Financial Services (0.6%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	657,618
420,000	BP Capital Markets America, Inc., 3.63%, 4/6/30, Callable 1/6/30 @ 100	481,710
55,000	BP Capital Markets America, Inc., 3.00%, 2/24/50, Callable 8/24/49 @ 100	52,400

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$56,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(a)	$57,313
275,000	GE Capital Funding LLC, 4.40%, 5/15/30, Callable 2/15/30 @ 100(a)	294,528
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/9/20 @ 101.34	35,306
91,000	Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)	93,275
		1,672,150
Diversified Telecommunication Services (1.0%):
375,000	AT&T, Inc., 1.43%(US0003M+118bps), 6/12/24	381,666
300,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	355,291
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	341,357
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	284,866
440,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	524,321
500,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	559,067
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	145,160
10,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100(a)	9,673
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	64,880
175,000	Qwest Corp., 7.25%, 9/15/25	198,648
		2,864,929
Electric Utilities (1.5%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	358,090
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	644,385
400,000	Cleco Power LLC, 6.00%, 12/1/40	529,771
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,243,521
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	1,009,753
700,000	Public Service Oklahoma, 4.40%, 2/1/21	708,672
		4,494,192

Electrical Equipment (0.1%):
256,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	267,520
Entertainment (0.3%):
95,000	Live Nation Entertainment Inc., 4.75%, 10/15/27, Callable 10/15/22 @ 103.56(a)	88,825
275,000	Walt Disney Co. (The), 2.65%, 1/13/31	296,421
545,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	614,047
		999,293
Equity Real Estate Investment Trusts (1.4%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	629,660

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$295,000	CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/1/30, Callable 8/1/30 @ 100	$287,164
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	222,113
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100	487,490
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	119,282
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	322,554
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,174
20,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	21,829
265,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	293,162
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	105,750
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/9/20 @ 102.44	114,520
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,524,618
		4,133,316
Food & Staples Retailing (0.5%):
83,000	Rite Aid Corp., 8.00%, 11/15/26, Callable 1/15/23 @ 104(a)	82,896
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	262,553
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	870,158
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	328,533
		1,544,140
Food Products (0.8%):
30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	32,625
215,000	Kraft Heinz Foods Co., 5.00%, 6/4/42	233,814
955,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	977,668
960,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100(a)	1,011,464
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	25,938
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	157,688
		2,439,197
Health Care Providers & Services (2.3%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	219,233
140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	145,950
183,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	189,863
840,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	855,750
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,488,143

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,140,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	$1,447,108
164,000	Encompass Health Corp., 4.75%, 2/1/30, Callable 2/1/25 @ 102.38	165,640
490,000	HCA, Inc., 5.00%, 3/15/24	548,188
93,000	HCA, Inc., 5.25%, 4/15/25	107,415
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	385,600
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	176,175
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	100,018
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	176,800
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 11/9/20 @ 102.31	156,780
156,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	158,340
135,000	Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)	138,713
205,000	UnitedHealth Group, Inc., 3.70%, 8/15/49, Callable 2/15/49 @ 100	245,100
85,000	UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable 2/15/59 @ 100	104,040
		6,808,856
Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 10/19/20 @ 102.88(a)	25,188
Hotels, Restaurants & Leisure (0.3%):
274,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	284,960
100,000	Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38(a)	100,500
330,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	342,524
		727,984
Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 11/9/20 @ 102.88	205,750
Industrial Conglomerates (0.2%):
190,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	238,043
273,000	General Electric Co., 5.88%, 1/14/38, MTN	317,755
		555,798
Insurance (0.8%):
900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	1,075,627
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	705,832
565,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	591,057
		2,372,516

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.0%†):
$87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	$90,589
Media (0.6%):
125,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69(a)	135,469
210,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	220,500
172,000	CCO Holdings LLC, 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(a)	179,310
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13(a)	164,800
250,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	334,309
35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	39,590
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	208,000
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	31,688
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	362,212
		1,675,878
Oil, Gas & Consumable Fuels (1.8%):
146,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/9/20 @ 100^	119,720
40,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 11/9/20 @ 101.41^	29,000
304,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 11/9/20 @ 103.75^	190,000
25,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 11/9/20 @ 102.63	25,563
35,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	35,088
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	230,738
264,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	278,850
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	687,749
160,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	146,800
245,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	280,541
80,000	Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	86,097
185,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	224,473
285,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	355,888
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	488,031
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	143,000
150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	161,126

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$56,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	$50,400
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	242,500
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	242,500
60,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44	64,200
600,000	TC PipeLines LP, 3.90%, 5/25/27, Callable 2/25/27 @ 100	644,229
350,000	Williams Partners LP, 6.30%, 4/15/40	432,246
		5,158,739
Pharmaceuticals (0.9%):
195,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	223,093
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,119,898
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	488,399
480,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	592,363
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 11/9/20 @ 102.44(a)	203,000
		2,626,753
Semiconductors & Semiconductor Equipment (0.5%):
390,000	Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100	419,089
215,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	268,736
485,000	Intel Corp., 4.75%, 3/25/50, Callable 9/25/49 @ 100	667,602
		1,355,427
Software (0.0%†):
121,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	128,260
Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	24,688
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	79,987
		104,675
Tobacco (0.5%):
175,000	BAT Capital Corp., 2.73%, 3/25/31, Callable 12/25/30 @ 100	174,296
615,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	652,849
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	741,003
		1,568,148
Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	670,427

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.8%):
$27,000	Sprint Corp., 7.88%, 9/15/23	$30,915
259,000	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	262,198
910,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	987,209
235,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	266,584
307,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100(a)	318,178
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	462,537
		2,327,621
Total Corporate Bonds (Cost $54,593,894)		59,402,253
Yankee Dollars (5.3%):
Aerospace & Defense (0.1%):
35,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	35,088
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	30,000
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	315,675
		380,763
Banks (0.6%):
440,000	HSBC Holdings plc, 2.01%(SOFR+173bps), 9/22/28, Callable 9/22/27 @ 100	432,817
300,000	HSBC Holdings plc, 2.36%(SOFR+195bps), 8/18/31, Callable 8/18/30 @ 100	296,250
270,000	Lloyds Banking Group plc, 4.05%, 8/16/23	291,585
390,000	Lloyds Banking Group plc, 3.90%, 3/12/24	423,185
410,000	Santander UK plc, 5.00%, 11/7/23(a)	446,888
		1,890,725
Beverages (0.1%):
135,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	155,512
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	132,589
		288,101
Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	183,340
Containers & Packaging (0.1%):
250,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	257,188
Diversified Financial Services (0.9%):
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,252,825
111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/9/20 @ 106.38(a)(c)	71,595
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88^(a)	353,700

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	$29,435
100,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	100,125
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	281,437
255,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	256,913
20,000	Shell International Finance BV, 4.00%, 5/10/46	23,192
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	311,025
		2,680,247
Energy Equipment & Services (0.1%):
63,050	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 11/10/20 @ 103.88^(a)	57,060
117,780	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	104,824
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	96,800
44,850	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	40,029
		298,713
Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	531,406
Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	243,750
Oil, Gas & Consumable Fuels (0.7%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	233,000
151,000	Petrobras Global Finance BV, 5.09%, 1/15/30	158,361
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	217,000
175,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	144,583
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	294,293
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	487,921
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	65,725
300,000	Shell International Finance BV, 4.38%, 5/11/45	364,344
		1,965,227
Pharmaceuticals (0.1%):
215,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 11/9/20 @ 103.5(a)	222,525
Professional Services (0.3%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	129,773
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	141,250
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	116,220

Principal Amount		Fair Value
Yankee Dollars, continued
Professional Services, continued
$295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	$350,312
		737,555
Sovereign Bond (1.1%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	427,708
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	205,247
200,000	Dominican Republic, 6.00%, 7/19/28(a)	214,500
151,005	Oriental Republic of Uruguay, 4.38%, 10/27/27	174,033
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	217,000
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	206,473
200,000	Republic of Colombia, 5.00%, 6/15/45, Callable 12/15/44 @ 100	233,900
200,000	Republic of Peru, 4.13%, 8/25/27	233,172
200,000	Republic of South Africa, 4.30%, 10/12/28	186,065
200,000	Russian Federation, 4.75%, 5/27/26	229,108
200,000	Saudi Government International Bond, 3.63%, 3/4/28	221,350
200,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	216,190
200,000	State of Qatar, 4.63%, 6/2/46	260,342
400,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100	406,047
		3,431,135
Thrifts & Mortgage Finance (0.1%):
230,000	Nationwide Building Society, 3.62%, 4/26/23, Callable 4/26/22 @ 100(a)	238,637
Trading Companies & Distributors (0.4%):
530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	538,570
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	561,956
		1,100,526
Wireless Telecommunication Services (0.3%):
813,000	Vodafone Group plc, 4.88%, 6/19/49	1,000,010
Total Yankee Dollars (Cost $15,453,940)		15,449,848
Municipal Bonds (0.8%):
California (0.6%):
84	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	79
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	890,547
805,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	879,744
		1,770,370
Massachusetts (0.2%):
460,000	Commonwealth of Massachusetts, GO, Series C, 3.00%, 3/1/49, Continuously Callable @100	482,968
Total Municipal Bonds (Cost $2,078,709)		2,253,338

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (32.4%):
Federal Home Loan Mortgage Corporation (10.6%):
$370,392	3.00%, 3/1/31, Pool #G18592	$391,390
874,074	2.50%, 12/1/31, Pool #G16598	929,161
446,763	2.50%, 7/1/32, Pool #G16660	469,437
665,000	Class A3, Series K158, 3.90%, 10/25/33, Callable 10/25/33 @ 100	826,688
1,030,411	3.50%, 1/1/34, Pool #G16756	1,100,518
1,410,523	3.50%, 4/1/44, Pool #G07848	1,545,283
1,939,479	3.50%, 4/1/45, Pool #G60023	2,147,914
1,649,183	4.00%, 12/1/45, Pool #G60344	1,836,204
—	3.00%, 6/1/46, Pool #G08710	—
1,385,447	3.50%, 6/1/46, Pool #G08711	1,476,932
946,609	3.50%, 8/1/46, Pool #G08716	1,009,117
813,161	3.00%, 8/1/46, Pool #G08715	854,319
371,931	3.50%, 9/1/46, Pool #G08722	396,491
217,829	3.00%, 9/1/46, Pool #G08721	228,854
1,086,976	3.00%, 10/1/46, Pool #G08726	1,141,994
1,199,627	3.00%, 11/1/46, Pool #G08732	1,264,717
1,432,371	3.00%, 1/1/47, Pool #G08741	1,504,872
1,089,649	3.50%, 4/1/47, Pool #G67703	1,202,765
416,406	Class PA, Series 4846, 4.00%, 6/15/47	432,627
711,017	3.50%, 12/1/47, Pool #G08792	752,268
1,498,943	3.50%, 12/1/47, Pool #G67706	1,651,208
2,533,488	3.50%, 1/1/48, Pool #G67707	2,807,851
852,414	3.50%, 2/1/48, Pool #G08800	904,834
1,499,182	4.00%, 3/1/48, Pool #G67711	1,617,658
803,047	3.50%, 3/1/48, Pool #G67710	871,158
213,038	Class CA, Series 4818, 3.00%, 4/15/48	221,225
921,422	3.50%, 6/1/48, Pool #G08816	972,792
6,424	4.00%, 6/1/48, Pool #G67713	6,998
250,499	5.00%, 7/1/48, Pool #G08833	274,479
617,758	4.50%, 10/1/48, Pool #G08843	669,767
1,291,156	Class HZ, Series 4639, 3.25%, 4/15/53	1,482,128
		30,991,649
Federal National Mortgage Association (14.5%):
1,245,000	3.06%, 5/1/22, Pool #471258	1,288,354
610,000	Class X8, Series 2020-M10, 0.78%, 12/25/27	24,556
1,577,802	Class X2, Series 2020-M10, 1.83%, 12/25/30	216,219
754,581	Class X1, Series 2020-M10, 1.92%, 12/25/30	108,439
644,441	3.50%, 1/1/32, Pool #AB4262	679,203
112,984	3.00%, 7/1/32, Pool #MA3060	119,133
469,775	3.00%, 10/1/33, Pool #MA1676	498,860
1,375,000	1.50%, 10/25/35, TBA	1,406,582
3,750,000	2.00%, 10/25/35, TBA	3,898,243
835,696	3.21%, 11/1/37, Pool #AN7345	955,724
485,000	2.46%, 4/1/40, Pool #BL6060	523,235
1,300,000	2.00%, 10/1/40, Pool #MA4152	1,347,062
1,570,000	2.00%, 11/1/40, Pool #MA4176	1,626,486
53,164	4.00%, 8/1/42, Pool #MA1146	58,782
950,133	3.50%, 4/1/43, Pool #MA1404	1,020,024
528,085	4.50%, 2/1/46, Pool #AL9106	583,798
332,492	Class QA, Series 2018-57, 3.50%, 5/25/46	344,228
902,155	Class PA, Series 2018-55, 3.50%, 1/25/47	924,714
446,440	4.00%, 6/1/47, Pool #AS9830	478,874
413,276	4.00%, 7/1/47, Pool #AS9972	443,301
24,919	4.00%, 8/1/47, Pool #MA3088	26,778
92,850	3.50%, 1/1/48, Pool #MA3238	98,476
1,429,619	3.50%, 1/1/48, Pool #CA0996	1,557,556

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,090,400	4.50%, 5/1/48, Pool #CA1710	$1,181,649
99,704	4.50%, 5/1/48, Pool #CA1711	108,595
934,103	Class CT, Series 2018-43, 3.00%, 6/25/48	977,379
695,415	4.50%, 8/1/48, Pool #CA2208	751,603
1,528,471	3.50%, 6/1/49, Pool #CA3633	1,674,847
957,161	3.00%, 10/1/49, Pool #MA3811	996,742
3,000,000	2.50%, 10/25/49	3,146,719
14,775,000	2.00%, 10/25/50, TBA	15,275,966
125,000	2.50%, 11/25/50, TBA	130,903
		42,473,030
Government National Mortgage Association (7.3%):
588,754	3.50%, 3/20/46, Pool #MA3521	625,660
615,340	3.50%, 4/20/46, Pool #MA3597	658,053
118,196	3.50%, 5/20/46, Pool #MA3663	125,789
252,010	3.50%, 9/20/46, Pool #MA3937	268,701
1,371,020	3.00%, 12/20/46, Pool #MA4126	1,435,482
1,033,768	3.50%, 1/20/47, Pool #MA4196	1,105,532
172,516	5.00%, 3/20/47, Pool #MA4324	194,610
223,031	3.50%, 6/20/47, Pool #MA4510	236,278
432,724	5.00%, 6/20/47, Pool #MA4513	473,219
312,518	5.00%, 9/20/47, Pool #MA4722	347,840
626,656	4.00%, 9/20/47, Pool #MA4720	675,848
717,154	3.00%, 11/20/47, Pool #MA4836	758,781
269,972	3.50%, 11/20/47, Pool #MA4837	288,589
440,511	4.00%, 11/20/47, Pool #MA4838	475,091
207,223	4.00%, 12/20/47, Pool #MA4901	223,490
2,235,604	3.50%, 12/20/47, Pool #MA4900	2,389,768
753,652	4.00%, 3/20/48, Pool #MA5078	807,898
1,529,880	4.50%, 8/20/48, Pool #MA5399	1,643,460
510,668	Class NW, Series 2018-124, 3.50%, 9/20/48	535,094
408,605	4.00%, 9/20/48, Pool #MA5466	438,387
1,118,306	3.00%, 10/20/49, Pool #MA6209	1,147,873
3,375,000	2.50%, 10/20/50, TBA	3,542,695
2,850,000	2.00%, 10/20/50, TBA	2,960,883
		21,359,021
Total U.S. Government Agency Mortgages (Cost $91,525,519)		94,823,700
U.S. Treasury Obligations (36.1%):
U.S. Treasury Bills (2.2%):
740,000	0.09%, 11/5/20(d)	739,935
870,000	0.09%, 11/19/20(d)	869,893
2,800,000	0.09%, 12/10/20(d)	2,799,483
2,000,000	, 1/26/21(d)	1,999,350
		6,408,661
U.S. Treasury Bonds (4.2%):
3,062,000	1.25%, 5/15/50	2,910,814
9,585,000	1.38%, 8/15/50	9,406,779
		12,317,593
U.S. Treasury Inflation Index Bonds (0.9%):
1,286,239	0.13%, 7/15/30	1,429,976
982,439	0.25%, 2/15/50	1,160,856
		2,590,832
U.S. Treasury Inflation Index Notes (0.3%):
691,019	0.13%, 4/15/25	735,412
U.S. Treasury Notes (28.5%):
5,150,000	0.13%, 7/31/22	5,150,000
13,285,000	0.13%, 8/31/22	13,285,000
25,470,000	0.13%, 9/30/22	25,470,000
19,526,000	0.25%, 8/31/25	19,510,745
12,325,000	0.25%, 9/30/25	12,313,445
3,365,000	0.38%, 9/30/27	3,343,969

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$4,426,000	0.63%, 8/15/30	$4,403,870

		83,477,029

Total U.S. Treasury Obligations (Cost $105,265,636)		105,529,527

Commercial Paper (0.4%):
1,035,000	Ford Motor Credit Co., 3.07%(a)(d)	1,034,295

Total Commercial Paper (Cost $1,034,376)		1,034,295

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
904,225	BlackRock Liquidity FedFund, Institutional Class, 1.81%(d)(e)	904,225

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $904,225)		904,225

Unaffiliated Investment Companies (1.0%):

Money Markets (1.0%):
3,013,118	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	3,013,118

Total Unaffiliated Investment Companies (Cost $3,013,118)		3,013,118

Total Investment Securities (Cost $311,348,232) - 109.4%		319,861,765
Net other assets (liabilities) - (9.4)%		(27,402,865)

Net Assets - 100.0%		$292,458,900

Percentages indicated are based on net assets as of September 30, 2020.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium \Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $868,313.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2020.

(c)	Defaulted bond.
(d)	The rate represents the effective yield at September 30, 2020.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	17	$(2,718,672)	$(3,075)

				$(3,075)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Ultra Long Term U.S. Treasury Bond September Future (U.S. Dollar)	12/21/20	2	$443,625	$(3,801)

				$(3,801)

Total Net Futures Contracts				$(6,876)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (96.7%):
Aerospace & Defense (1.0%):
35,665	Axon Enterprise, Inc.*	$3,234,816
23,380	Curtiss-Wright Corp.	2,180,419
46,899	Hexcel Corp.	1,573,461
31,709	Mercury Systems, Inc.*	2,456,179

		9,444,875

Air Freight & Logistics (0.5%):
51,174	XPO Logistics, Inc.*	4,332,391

Airlines (0.2%):
154,009	JetBlue Airways Corp.*	1,744,922

Auto Components (1.4%):
52,709	Adient plc*	913,447
80,584	Dana, Inc.	992,795
49,178	Delphi Technologies plc*	821,764
23,271	Fox Factory Holding Corp.*	1,729,733
138,604	Gentex Corp.	3,569,054
130,611	Goodyear Tire & Rubber Co.	1,001,786
30,598	Lear Corp.	3,336,712
15,568	Visteon Corp.*	1,077,617

		13,442,908

Automobiles (0.5%):
85,974	Harley-Davidson, Inc.	2,109,802
30,998	Thor Industries, Inc.	2,952,869

		5,062,671

Banks (5.1%):
86,550	Associated Banc-Corp.	1,092,261
54,600	BancorpSouth Bank	1,058,148
22,460	Bank of Hawaii Corp.	1,134,679
67,924	Bank OZK	1,448,140
42,401	Cathay General Bancorp	919,254
55,092	CIT Group, Inc.	975,679
56,351	Commerce Bancshares, Inc.	3,171,998
31,425	Cullen/Frost Bankers, Inc.	2,009,629
79,452	East West Bancorp, Inc.	2,601,258
182,140	F.N.B. Corp.	1,234,909
79,771	First Financial Bankshares, Inc.	2,226,409
311,106	First Horizon National Corp.	2,933,730
90,237	Fulton Financial Corp.	841,911
53,538	Glacier Bancorp, Inc.	1,715,893
48,297	Hancock Whitney Corp.	908,467
86,466	Home Bancshares, Inc.	1,310,825
31,109	International Bancshares Corp.	810,701
65,441	PacWest Bancorp	1,117,732
42,560	Pinnacle Financial Partners, Inc.	1,514,710
52,028	Prosperity Bancshares, Inc.	2,696,611
30,083	Signature Bank	2,496,588
109,379	Sterling Bancorp	1,150,667
82,744	Synovus Financial Corp.	1,751,690
85,533	TCF Financial Corp.	1,998,051
28,114	Texas Capital Bancshares, Inc.*	875,189
35,180	Trustmark Corp.	753,204
24,402	UMB Financial Corp.	1,195,942
123,828	Umpqua Holdings Corp.	1,315,053
72,834	United Bankshares, Inc.	1,563,746
225,460	Valley National Bancorp	1,544,401
50,651	Webster Financial Corp.	1,337,693
32,363	Wintrust Financial Corp.	1,296,138

		49,001,306

Beverages (0.5%):
5,122	Boston Beer Co., Inc. (The), Class A*	4,524,570

Biotechnology (1.7%):
57,158	Arrowhead Pharmaceuticals, Inc.*	2,461,223
25,344	Emergent BioSolutions, Inc.*	2,618,796
173,607	Exelixis, Inc.*	4,244,691

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
8,918	Ligand Pharmaceuticals, Inc., Class B*^	$850,064
27,437	Repligen Corp.*	4,048,055
25,033	United Therapeutics Corp.*	2,528,333

		16,751,162

Building Products (1.7%):
65,478	Builders FirstSource, Inc.*	2,135,892
19,542	Lennox International, Inc.	5,327,345
60,535	Owens Corning	4,165,413
64,968	Trex Co., Inc.*	4,651,709

		16,280,359

Capital Markets (2.4%):
26,033	Affiliated Managers Group, Inc.	1,780,137
63,967	Eaton Vance Corp.	2,440,341
22,751	Evercore, Inc., Class A	1,489,280
21,359	FactSet Research Systems, Inc.	7,152,702
53,865	Federated Hermes, Inc., Class B	1,158,636
44,421	Interactive Brokers Group, Inc., Class A	2,146,867
84,485	Janus Henderson Group plc	1,835,014
68,469	SEI Investments Co.	3,472,748
38,463	Stifel Financial Corp.	1,944,689

		23,420,414

Chemicals (2.5%):
30,665	Ashland Global Holdings, Inc.	2,174,762
51,397	Avient Corp.	1,359,965
31,776	Cabot Corp.	1,144,889
92,230	Chemours Co. (The)	1,928,529
23,160	Ingevity Corp.*	1,145,030
18,893	Minerals Technologies, Inc.	965,432
4,146	NewMarket Corp.	1,419,259
79,856	Olin Corp.	988,617
73,084	RPM International, Inc.	6,054,280
22,864	Scotts Miracle-Gro Co. (The)	3,496,134
23,786	Sensient Technologies Corp.	1,373,404
103,962	Valvoline, Inc.	1,979,436

		24,029,737

Commercial Services & Supplies (2.0%):
28,346	Brink’s Co. (The)	1,164,737
28,725	Clean Harbors, Inc.*	1,609,462
41,272	Healthcare Services Group, Inc.	888,586
33,409	Herman Miller, Inc.	1,007,615
24,231	HNI Corp.	760,369
75,197	IAA, Inc.*	3,915,507
72,287	KAR Auction Services, Inc.	1,040,933
20,328	MSA Safety, Inc.	2,727,408
51,321	Stericycle, Inc.*	3,236,302
30,321	Tetra Tech, Inc.	2,895,656

		19,246,575

Communications Equipment (1.0%):
86,275	Ciena Corp.*	3,424,254
17,127	InterDigital, Inc.	977,267
42,058	Lumentum Holdings, Inc.*	3,159,818
40,703	NetScout Systems, Inc.*	888,546
36,053	ViaSat, Inc.*	1,239,863

		9,689,748

Construction & Engineering (1.1%):
89,885	AECOM*	3,760,787
17,987	Dycom Industries, Inc.*	950,073
30,784	EMCOR Group, Inc.	2,084,385
70,270	Fluor Corp.	619,079
31,598	MasTec, Inc.*	1,333,436
11,993	Valmont Industries, Inc.	1,489,291

		10,237,051

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.2%):
23,369	Eagle Materials, Inc., Class A	$2,017,212

Consumer Finance (0.4%):
23,261	Firstcash, Inc.	1,330,762
108,569	Navient Corp.	917,408
210,695	SLM Corp.	1,704,522

		3,952,692

Containers & Packaging (1.1%):
36,305	AptarGroup, Inc.	4,109,725
14,694	Greif, Inc., Class A	532,070
89,323	O-I Glass, Inc.	945,931
44,471	Silgan Holdings, Inc.	1,635,199
56,323	Sonoco Products Co.	2,876,416

		10,099,341

Distributors (0.8%):
22,543	Pool Corp.	7,541,535

Diversified Consumer Services (1.2%):
28,759	Adtalem Global Education, Inc.*	705,746
2,373	Graham Holdings Co., Class B	958,953
26,600	Grand Canyon Education, Inc.*	2,126,404
108,058	H&R Block, Inc.	1,760,265
99,165	Service Corp. International	4,182,779
13,552	Strategic Education, Inc.	1,239,601
26,426	WW International, Inc.*	498,659

		11,472,407

Diversified Financial Services (0.2%):
121,611	Jefferies Financial Group, Inc.	2,188,998

Electric Utilities (1.1%):
29,095	ALLETE, Inc.	1,505,375
61,287	Hawaiian Electric Industries, Inc.	2,037,180
28,290	IDACORP, Inc.	2,260,371
112,404	OGE Energy Corp.	3,370,996
44,721	PNM Resources, Inc.	1,848,319

		11,022,241

Electrical Equipment (3.1%):
22,262	Acuity Brands, Inc.	2,278,516
23,877	EnerSys	1,602,624
70,780	Enphase Energy, Inc.*	5,845,720
35,364	Generac Holdings, Inc.*	6,847,885
30,438	Hubbell, Inc.	4,165,136
95,504	nVent Electric plc	1,689,466
22,762	Regal-Beloit Corp.	2,136,669
71,273	Sunrun, Inc.*	5,493,010

		30,059,026

Electronic Equipment, Instruments & Components (3.6%):
43,624	Arrow Electronics, Inc.*	3,431,464
55,452	Avnet, Inc.	1,432,880
24,969	Belden, Inc.	777,035
97,230	Cognex Corp.	6,329,673
13,622	Coherent, Inc.*	1,511,088
58,269	II-VI, Inc.*	2,363,391
76,008	Jabil, Inc.	2,604,034
13,644	Littlelfuse, Inc.	2,419,627
73,778	National Instruments Corp.	2,633,875
23,123	SYNNEX Corp.	3,238,607
140,854	Trimble, Inc.*	6,859,590
74,355	Vishay Intertechnology, Inc.	1,157,707

		34,758,971

Energy Equipment & Services (0.1%):
103,576	ChampionX Corp.*	827,572

Entertainment (0.2%):
60,971	Cinemark Holdings, Inc.	609,710

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
25,965	World Wrestling Entertainment, Inc., Class A	$1,050,804

		1,660,514

Equity Real Estate Investment Trusts (8.7%):
77,251	American Campus Communities, Inc.	2,697,605
166,523	Brixmor Property Group, Inc.	1,946,654
54,618	Camden Property Trust	4,859,910
23,899	Coresite Realty Corp.	2,841,113
62,980	Corporate Office Properties Trust	1,493,886
83,373	Cousins Properties, Inc.	2,383,634
65,673	Cyrusone, Inc.	4,599,080
92,535	Douglas Emmett, Inc.	2,322,629
22,159	EastGroup Properties, Inc.	2,865,823
41,926	EPR Properties	1,152,965
71,364	First Industrial Realty Trust, Inc.	2,840,287
69,262	Geo Group, Inc. (The)	785,431
76,825	Healthcare Realty Trust, Inc.	2,313,969
58,275	Highwoods Properties, Inc.	1,956,292
86,059	Hudson Pacific Properties, Inc.	1,887,274
63,387	JBG SMITH Properties	1,694,968
58,840	Kilroy Realty Corp.	3,057,326
48,474	Lamar Advertising Co., Class A	3,207,525
26,310	Life Storage, Inc.	2,769,654
296,668	Medical Properties Trust, Inc.	5,230,256
97,435	National Retail Properties, Inc.	3,362,482
127,403	Omega Healthcare Investors, Inc.	3,814,446
132,317	Parks Hotels & Resorts, Inc.	1,321,847
74,577	Pebblebrook Hotel Trust	934,450
116,852	Physicians Realty Trust	2,092,819
37,572	PotlatchDeltic Corp.	1,581,781
11,247	PS Business Parks, Inc.	1,376,520
76,535	Rayonier, Inc.	2,023,585
69,644	Rexford Industrial Realty, Inc.	3,186,909
115,452	Sabra Health Care REIT, Inc.	1,591,506
93,324	Service Properties Trust	741,926
57,782	Spirit Realty Capital, Inc.	1,950,143
128,091	STORE Capital Corp.	3,513,536
34,590	Taubman Centers, Inc.	1,151,501
64,616	The Macerich Co.^	438,743
62,200	Urban Edge Properties	604,584
67,361	Weingarten Realty Investors	1,142,443

		83,735,502

Food & Staples Retailing (1.1%):
77,488	BJ’s Wholesale Club Holdings, Inc.*	3,219,626
20,846	Casey’s General Stores, Inc.	3,703,292
46,855	Grocery Outlet Holding Corp.*	1,842,339
66,165	Sprouts Farmers Market, Inc.*	1,384,833

		10,150,090

Food Products (2.0%):
91,043	Darling Ingredients, Inc.*	3,280,278
110,436	Flowers Foods, Inc.	2,686,908
46,920	Hain Celestial Group, Inc. (The)*	1,609,356
37,638	Ingredion, Inc.	2,848,444
10,942	Lancaster Colony Corp.	1,956,430
26,556	Pilgrim’s Pride Corp.*	397,411
35,455	Post Holdings, Inc.*	3,049,130
11,115	Sanderson Farms, Inc.	1,311,237
10,087	Tootsie Roll Industries, Inc.^	311,688
31,699	TreeHouse Foods, Inc.*	1,284,760

		18,735,642

Gas Utilities (1.4%):
51,511	National Fuel Gas Co.	2,090,831
53,813	New Jersey Resources Corp.	1,454,027
29,669	ONE Gas, Inc.	2,047,458
31,481	Southwest Gas Holdings, Inc.	1,986,451

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
28,772	Spire, Inc.	$1,530,670
116,954	UGI Corp.	3,857,144

		12,966,581

Health Care Equipment & Supplies (3.3%):
27,285	Avanos Medical, Inc.*	906,408
20,758	Cantel Medical Corp.	912,107
42,469	Globus Medical, Inc., Class A*	2,103,065
28,668	Haemonetics Corp.*	2,501,283
37,369	Hill-Rom Holdings, Inc.	3,120,685
10,875	ICU Medical, Inc.*	1,987,515
40,247	Integra LifeSciences Holdings Corp.*	1,900,463
27,281	LivaNova plc*	1,233,374
28,402	Masimo Corp.*	6,704,577
28,783	NuVasive, Inc.*	1,397,990
18,879	Penumbra, Inc.*	3,669,700
21,459	Quidel Corp.*	4,707,675

		31,144,842

Health Care Providers & Services (3.0%):
49,940	Acadia Healthcare Co., Inc.*	1,472,231
18,175	Amedisys, Inc.*	4,297,115
8,973	Chemed Corp.	4,310,181
55,796	Encompass Health Corp.	3,625,624
43,323	HealthEquity, Inc.*	2,225,503
17,752	LHC Group, Inc.*	3,773,365
48,882	MEDNAX, Inc.*	795,799
33,247	Molina Healthcare, Inc.*	6,085,530
48,398	Patterson Cos., Inc.	1,166,634
58,792	Tenet Healthcare Corp.*	1,440,992

		29,192,974

Hotels, Restaurants & Leisure (4.3%):
44,808	Boyd Gaming Corp.	1,375,158
112,023	Caesars Entertainment, Inc.*	6,280,010
16,300	Choice Hotels International, Inc.	1,401,148
19,956	Churchill Downs, Inc.	3,269,192
13,308	Cracker Barrel Old Country Store, Inc.	1,525,895
46,160	Dunkin’ Brands Group, Inc.	3,780,966
12,614	Jack in the Box, Inc.	1,000,416
23,056	Marriott Vacations Worldwide Corp.	2,093,715
18,471	Papa John’s International, Inc.	1,519,794
80,869	Penn National Gaming, Inc.*	5,879,177
31,867	Scientific Games Corp., Class A*	1,112,477
42,310	Six Flags Entertainment Corp.	858,893
36,593	Texas Roadhouse, Inc., Class A	2,224,488
100,144	Wendy’s Co. (The)	2,232,710
16,634	Wingstop, Inc.	2,273,036
47,894	Wyndham Destinations, Inc.	1,473,219
52,300	Wyndham Hotels & Resorts, Inc.	2,641,150

		40,941,444

Household Durables (1.7%):
14,172	Helen of Troy, Ltd.*	2,742,565
49,759	KB Home	1,910,248
72,820	Taylor Morrison Home Corp., Class A*	1,790,644
26,981	Tempur Sealy International, Inc.*	2,406,435
64,104	Toll Brothers, Inc.	3,119,301
18,499	TopBuild Corp.*	3,157,594
73,156	TRI Pointe Group, Inc.*	1,327,050

		16,453,837

Household Products (0.1%):
32,807	Energizer Holdings, Inc.	1,284,066

Industrial Conglomerates (0.4%):
30,824	Carlisle Cos., Inc.	3,771,933

Shares		Fair Value
Common Stocks, continued
Insurance (4.3%):
8,032	Alleghany Corp.	$4,180,254
40,323	American Financial Group, Inc.	2,700,835
52,713	Brighthouse Financial, Inc.*	1,418,507
132,016	Brown & Brown, Inc.	5,976,365
78,836	CNO Financial Group, Inc.	1,264,529
62,562	First American Financial Corp.	3,185,031
285,245	Genworth Financial, Inc., Class A*	955,571
21,311	Hanover Insurance Group, Inc. (The)	1,985,759
34,443	Kemper Corp.	2,301,826
14,687	Mercury General Corp.	607,601
160,637	Old Republic International Corp.	2,367,789
22,272	Primerica, Inc.	2,519,854
38,078	Reinsurance Group of America, Inc.	3,624,645
28,780	RenaissanceRe Holdings, Ltd.	4,885,118
22,067	RLI Corp.	1,847,670
33,521	Selective Insurance Group, Inc.	1,725,996

		41,547,350

Interactive Media & Services (0.2%):
54,089	TripAdvisor, Inc.	1,059,604
38,901	Yelp, Inc.*	781,521

		1,841,125

Internet & Direct Marketing Retail (0.4%):
51,626	Grubhub, Inc.*	3,734,109

IT Services (2.4%):
26,778	Alliance Data Systems Corp.	1,124,140
14,083	CACI International, Inc., Class A*	3,001,932
44,590	CoreLogic, Inc.	3,017,405
79,907	KBR, Inc.	1,786,721
37,314	LiveRamp Holdings, Inc.*	1,931,746
34,412	Maximus, Inc.	2,354,125
76,694	Perspecta, Inc.	1,491,698
174,825	Sabre Corp.	1,138,111
32,689	Science Applications International Corp.	2,563,471
60,921	Teradata Corp.*	1,382,907
24,782	WEX, Inc.*	3,443,955

		23,236,211

Leisure Products (0.8%):
44,439	Brunswick Corp.	2,617,901
194,861	Mattel, Inc.*	2,279,874
32,326	Polaris, Inc.	3,049,635

		7,947,410

Life Sciences Tools & Services (2.0%):
21,665	Bio-Techne Corp.	5,367,070
27,932	Charles River Laboratories International, Inc.*	6,325,202
15,295	Medpace Holdings, Inc.*	1,709,216
36,043	PRA Health Sciences, Inc.*	3,656,202
39,215	Syneos Health, Inc.*	2,084,669

		19,142,359

Machinery (4.7%):
34,435	AGCO Corp.	2,557,487
56,528	Colfax Corp.*	1,772,718
27,701	Crane Co.	1,388,651
70,817	Donaldson Co., Inc.	3,287,325
93,525	Graco, Inc.	5,737,759
48,458	ITT, Inc.	2,861,445
46,587	Kennametal, Inc.	1,348,228
33,342	Lincoln Electric Holdings, Inc.	3,068,798
31,207	Middleby Corp. (The)*	2,799,580
30,339	Nordson Corp.	5,819,628
38,228	Oshkosh Corp.	2,809,758
38,890	Terex Corp.	752,910
37,928	Timken Co.	2,056,456

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
60,161	Toro Co. (The)	$5,050,516
50,182	Trinity Industries, Inc.	978,549
32,603	Woodward, Inc.	2,613,456

		44,903,264

Marine (0.1%):
33,746	Kirby Corp.*	1,220,593

Media (1.3%):
22,588	AMC Networks, Inc., Class A*	558,149
3,046	Cable One, Inc.	5,743,020
24,044	John Wiley & Sons, Inc., Class A	762,435
81,044	New York Times Co. (The), Class A	3,467,873
122,802	Tegna, Inc.	1,442,924

		11,974,401

Metals & Mining (1.6%):
66,888	Commercial Metals Co.	1,336,422
19,313	Compass Minerals International, Inc.	1,146,227
35,718	Reliance Steel & Aluminum Co.	3,644,665
36,811	Royal Gold, Inc.	4,423,578
112,909	Steel Dynamics, Inc.	3,232,585
121,830	United States Steel Corp.^	894,232
20,026	Worthington Industries, Inc.	816,660

		15,494,369

Multiline Retail (0.5%):
88,560	Kohl’s Corp.	1,641,017
59,841	Nordstrom, Inc.^	713,305
32,134	Ollie’s Bargain Outlet Holdings, Inc.*	2,806,904

		5,161,226

Multi-Utilities (0.6%):
35,257	Black Hills Corp.	1,885,897
112,600	MDU Resources Group, Inc.	2,533,500
28,377	NorthWestern Corp.	1,380,257

		5,799,654

Oil, Gas & Consumable Fuels (1.0%):
162,468	Antero Midstream Corp.	872,453
57,691	Cimarex Energy Co.	1,403,622
126,042	CNX Resources Corp.*	1,189,836
143,638	EQT Corp.	1,857,239
228,378	Equitrans Midstream Corp.	1,932,079
81,697	Murphy Oil Corp.	728,737
36,154	World Fuel Services Corp.	766,103
230,110	WPX Energy, Inc.*	1,127,539

		9,877,608

Paper & Forest Products (0.3%):
30,985	Domtar Corp.	813,976
63,002	Louisiana-Pacific Corp.	1,859,189

		2,673,165

Personal Products (0.3%):
158,546	Coty, Inc., Class A	428,074
29,966	Edgewell Personal Care Co.*	835,452
29,148	Nu Skin Enterprises, Inc., Class A	1,460,024

		2,723,550

Pharmaceuticals (0.7%):
31,110	Jazz Pharmaceuticals plc*	4,435,975
99,981	Nektar Therapeutics*	1,658,685
28,031	Prestige Consumer Healthcare, Inc.*	1,020,889

		7,115,549

Professional Services (0.8%):
29,485	ASGN, Inc.*	1,874,067
20,518	FTI Consulting, Inc.*	2,174,292
20,466	Insperity, Inc.	1,340,318
32,590	ManpowerGroup, Inc.	2,389,825

		7,778,502

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.3%):
28,983	Jones Lang LaSalle, Inc.	$2,772,514

Road & Rail (0.9%):
28,656	Avis Budget Group, Inc.*	754,226
70,763	Knight-Swift Transportation Holdings, Inc.	2,880,053
21,539	Landstar System, Inc.	2,702,929
30,194	Ryder System, Inc.	1,275,395
32,934	Werner Enterprises, Inc.	1,382,899

		8,995,502

Semiconductors & Semiconductor Equipment (4.0%):
16,322	Cabot Microelectronics Corp.	2,330,945
32,784	Cirrus Logic, Inc.*	2,211,281
61,639	Cree, Inc.*	3,928,870
47,579	First Solar, Inc.*	3,149,730
31,124	MKS Instruments, Inc.	3,399,675
23,732	Monolithic Power Systems, Inc.	6,635,704
36,572	Semtech Corp.*	1,936,853
24,532	Silicon Laboratories, Inc.*	2,400,456
28,158	SolarEdge Technologies, Inc.*	6,711,459
19,109	Synaptics, Inc.*	1,536,746
24,085	Universal Display Corp.	4,353,122

		38,594,841

Software (3.7%):
65,122	ACI Worldwide, Inc.*	1,701,638
27,853	Blackbaud, Inc.	1,555,033
68,236	CDK Global, Inc.	2,974,407
72,909	Ceridian HCM Holding, Inc.*	6,025,929
26,062	CommVault Systems, Inc.*	1,063,330
16,284	Fair Isaac Corp.*	6,926,888
24,983	J2 Global, Inc.*	1,729,323
35,660	Manhattan Associates, Inc.*	3,405,173
20,863	Paylocity Holding Corp.*	3,367,705
58,823	PTC, Inc.*	4,865,839
18,812	Qualys, Inc.*	1,843,764

		35,459,029

Specialty Retail (2.8%):
37,945	Aaron’s, Inc.	2,149,584
83,778	American Eagle Outfitters, Inc.	1,240,752
32,928	AutoNation, Inc.*	1,742,879
36,594	Dick’s Sporting Goods, Inc.	2,118,061
31,311	Five Below, Inc.*	3,976,497
58,569	Foot Locker, Inc.	1,934,534
12,605	Lithia Motors, Inc., Class A	2,873,184
15,167	Murphy U.S.A., Inc.*	1,945,471
8,680	RH*	3,321,142
62,297	Sally Beauty Holdings, Inc.*	541,361
38,501	Urban Outfitters, Inc.*	801,206
43,673	Williams-Sonoma, Inc.	3,949,786

		26,594,457

Technology Hardware, Storage & Peripherals (0.2%):
71,803	NCR Corp.*	1,589,718

Textiles, Apparel & Luxury Goods (1.0%):
24,492	Carter’s, Inc.	2,120,517
17,116	Columbia Sportswear Co.	1,488,750
15,722	Deckers Outdoor Corp.*	3,458,998
76,479	Skechers U.S.A., Inc., Class A*	2,311,195

		9,379,460

Thrifts & Mortgage Finance (0.7%):
63,138	Essent Group, Ltd.	2,336,737
4,432	LendingTree, Inc.*^	1,360,136
260,632	New York Community Bancorp, Inc.	2,155,427

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
42,314	Washington Federal, Inc.	$882,670

		6,734,970

Trading Companies & Distributors (0.9%):
19,618	GATX Corp.	1,250,648
25,512	MSC Industrial Direct Co., Inc., Class A	1,614,399
94,946	Univar Solutions, Inc.*	1,602,688
18,393	Watsco, Inc.	4,283,546

		8,751,281

Water Utilities (0.5%):
125,190	Essential Utilities, Inc.	5,038,898

Wireless Telecommunication Services (0.1%):
56,452	Telephone & Data Systems, Inc.	1,040,975

Total Common Stocks (Cost $808,283,310)		928,308,199

Private Placements (1.2%):
Internet & Direct Marketing Retail (0.8%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	7,779,082

Software (0.4%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	2,094,973
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	617,169
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	617,169

		3,329,311

Total Private Placements (Cost $4,309,378)		11,108,393

Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
4,202,162	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	4,202,162

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $4,202,162)		4,202,162

Unaffiliated Investment Companies (2.1%):

Money Markets (2.1%):
20,051,054	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	20,051,054

Total Unaffiliated Investment Companies (Cost $20,051,054)		20,051,054

Total Investment Securities (Cost $836,845,904) - 100.4%		963,669,808
Net other assets (liabilities) - (0.4)%		(3,921,884)

Net Assets - 100.0%		$959,747,924

Percentages indicated are based on net assets as of September 30, 2020.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $4,067,376.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 1.16% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 1.16% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(d)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini December Futures (U.S Dollar)	12/18/20	113	$20,971,670	$ 73,975

				$ 73,975

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.1%):

Domestic Equity Funds (45.8%):
2,644,584	AZL Mid Cap Index Fund, Class 2	$52,706,559
9,503,613	AZL S&P 500 Index Fund, Class 2	181,899,148
2,372,786	AZL Small Cap Stock Index Fund, Class 2	26,480,293

		261,086,000

Fixed Income Funds (39.3%):
18,732,135	AZL Enhanced Bond Index Fund	224,036,340

International Equity Funds (15.0%):
5,478,117	AZL International Index Fund, Class 2	85,239,501

Total Affiliated Investment Companies (Cost $488,833,620)		570,361,841

Total Investment Securities (Cost $488,833,620) - 100.1%		570,361,841
Net other assets (liabilities) - (0.1%)		(488,805)

Net Assets - 100.0%		$569,873,036

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.6%):
Aerospace & Defense (0.1%):
6,899	Aecc Aviation Power Co., Ltd.	$41,828
30,170	Aselsan Elektronik Sanayi Ve Ticaret AS	75,509
7,300	Avic Aircraft Co., Ltd.	24,699
800	AVIC Shenyang Aircraft Co., Ltd., Class A	6,752
83,000	AviChina Industry & Technology Co., Ltd., Class H	47,471
4,500	China Spacesat Co., Ltd., Class A	22,044
3,628	Korea Aerospace Industries, Ltd.	70,697
		289,000
Air Freight & Logistics (0.3%):
9,147	BEST, Inc., ADR*^	27,441
730	Hyundai Glovis Co., Ltd.	91,337
7,700	SF Holding Co., Ltd., Class A	92,174
3,900	Yunda Holding Co., Ltd., Class A	10,748
13,745	ZTO Express Cayman, Inc., ADR	411,250
		632,950
Airlines (0.2%):
98,000	Air China, Ltd.	64,270
39,299	China Eastern Airlines Corp., Ltd.	28,491
50,000	China Eastern Airlines Corp., Ltd., Class H	21,418
38,000	China Southern Airlines Co., Ltd.*	32,320
28,000	China Southern Airlines Co., Ltd., Class H*^	15,194
99,676	Eva Airways Corp.	36,854
4,189	InterGlobe Aviation, Ltd.*	71,137
3,707	Korean Air Lines Co., Ltd.*	59,093
28,736	Turk Hava Yollari Anonim Ortakligi*	39,086
		367,863
Auto Components (0.4%):
6,982	Bharat Forge, Ltd.	42,605
129	Bosch, Ltd.	24,096
77,000	Cheng Shin Rubber Industry Co., Ltd.	98,195
10,000	Fuyao Glass Industry Group Co., Ltd.	47,749
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	47,138
2,479	Hankook Tire & Technology Co., Ltd.	66,151
6,919	Hanon Systems	72,952
10,400	Huayu Automotive Systems Co., Ltd.	38,223
2,633	Hyundai Mobis Co., Ltd.	517,290
31,296	Motherson Sumi Systems, Ltd.	49,036
8,300	Ningbo Joyson Electronic Corp.	27,151
		1,030,586
Automobiles (2.1%):
822,800	Astra International Tbk PT	248,212
3,300	BAIC BluePark New Energy Technology Co., Ltd., Class A*	2,870
91,500	BAIC Motor Corp., Ltd., Class H	37,498
2,257	Bajaj Auto, Ltd.	88,190
124,000	Brilliance China Automotive Holdings, Ltd.	116,692
3,933	BYD Co., Ltd.	67,613
25,000	BYD Co., Ltd., Class H	396,587
8,200	Chongqing Changan Automobile Co., Ltd., Class A*	16,219
108,000	Dongfeng Motor Group Co., Ltd., Class H	67,632
5,640	Eicher Motors, Ltd.	169,701
2,009	Ford Otomotiv Sanayi AS	22,767
214,000	Geely Automobile Holdings, Ltd.	429,793
125,500	Great Wall Motor Co., Ltd., Class H	159,931

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
125,200	Guangzhou Automobile Group Co., Ltd.	$104,967
4,024	Hero MotoCorp, Ltd.	172,323
732	Hyundai Motor Co., Ltd.	52,777
5,739	Hyundai Motor Co., Ltd.	874,903
10,264	Kia Motors Corp.	418,365
30,039	Mahindra & Mahindra, Ltd.	248,911
4,761	Maruti Suzuki India, Ltd.	437,441
40,666	NIO, Inc., ADR*	862,932
26,000	SAIC Motor Corp., Ltd.	73,296
65,884	Tata Motors, Ltd.*	120,016
		5,189,636
Banks (10.7%):
29,428	Absa Group, Ltd.	156,657
115,432	Abu Dhabi Commercial Bank	177,661
194,200	Agricultural Bank of China, Ltd.	90,397
1,000,000	Agricultural Bank of China, Ltd., Class A	313,117
139,318	Akbank T.A.S.*	92,946
45,858	Al Rajhi Bank	803,687
33,870	Alinma Bank*	147,648
53,900	AMMB Holdings Berhad	39,052
25,089	Arab National Bank	135,600
84,432	Axis Bank, Ltd.*	490,146
49,140	Banco Bradesco SA	157,689
1,862,909	Banco de Chile	142,294
1,889	Banco de Credito e Inversiones	59,688
33,971	Banco do Brasil SA	179,186
11,234	Banco Santander Brasil SA	55,935
2,964,227	Banco Santander Chile	103,104
12,806	Bancolombia SA	81,283
16,148	Bancolombia SA	104,270
25,584	Bandhan Bank, Ltd.*	95,745
23,500	Bangkok Bank Public Co., Ltd.	71,383
13,481	Bank AlBilad	86,808
19,448	Bank Al-Jazira	72,733
664,000	Bank Mandiri Persero Tbk PT	223,415
75,300	Bank of Beijing Co., Ltd., Class A	51,758
2,984,000	Bank of China, Ltd.	929,076
72,500	Bank of China, Ltd., Class A	34,106
121,799	Bank of Communications Co., Ltd., Class A	81,202
251,000	Bank of Communications Co., Ltd., Class H	120,708
20,000	Bank of Hangzhou Co., Ltd.	34,631
55,800	Bank of Jiangsu Co., Ltd.	49,842
39,000	Bank of Nanjing Co., Ltd.	45,214
17,600	Bank of Ningbo Co., Ltd.	81,426
55,170	Bank of Shanghai Co., Ltd., Class A	65,975
24,736	Bank of the Philippine Islands	32,663
7,141	Bank Pekao SA*	92,759
22,647	Banque Saudi Fransi	195,139
81,114	BDO Unibank, Inc.	144,812
9,341	BNK Financial Group, Inc.	40,144
2,752	Capitec Bank Holdings, Ltd.	170,430
207,053	Chang Hwa Commercial Bank	124,143
257,000	China Citic Bank Co., Ltd.	99,775
17,600	China Citic Bank Corp., Ltd.	13,053
3,603,000	China Construction Bank	2,346,394
32,600	China Construction Bank Corp.	29,442
526,000	China Development Financial Holding Corp.	154,701
122,500	China Everbright Bank Co., Ltd.	65,674
99,000	China Everbright Bank Co., Ltd., Class H	31,267
145,000	China Merchants Bank Co., Ltd.	690,510

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
48,344	China Merchants Bank Co., Ltd.	$255,684
182,300	China Minsheng Banking Corp., Ltd.	95,639
104,500	China Minsheng Banking Corp., Ltd., Class A	81,342
125,000	Chongqing Rural Commercial Bank Co., Ltd.	46,096
222,300	CIMB Group Holdings Berhad	165,453
77,279	Commercial Bank of Qatar Qsc (The)	86,443
56,946	Commercial International Bank Egypt SAE	240,974
2,377	Credicorp, Ltd.	294,724
670,000	CTBC Financial Holding Co., Ltd.	426,060
88,063	Dubai Islamic Bank	104,030
442,005	E.Sun Financial Holding Co., Ltd.	391,050
74,638	Emirates NBD Bank PJSC	217,293
105,346	First Abu Dhabi Bank PJSC	322,755
385,649	First Financial Holdings Co., Ltd.	274,319
100,606	Grupo Financiero Banorte SAB de C.V.*	348,736
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	45,385
12,569	Habib Bank, Ltd.	9,944
10,695	Hana Financial Holdings Group, Inc.	254,583
25,700	Hong Leong Bank Berhad	93,389
6,400	Hong Leong Financial Group Berhad	22,097
297,275	Hua Nan Financial Holdings Co., Ltd.	181,267
26,900	Huaxia Bank Co., Ltd., Class A	24,221
191,029	ICICI Bank, Ltd.*	926,733
143,100	Industrial & Commercial Bank of China, Ltd., Class A	103,400
2,269,000	Industrial & Commercial Bank of China, Ltd., Class H	1,182,945
54,200	Industrial Bank Co., Ltd.	128,421
8,902	Industrial Bank of Korea (IBK)	60,540
178,741	Itausa - Investimentos Itau S.A.	280,104
19,600	Kasikornbank Public Co., Ltd.	47,775
53,300	Kasikornbank Public Co., Ltd.	129,920
14,554	KB Financial Group, Inc.	469,442
2,004	Komercni Banka AS	42,153
114,800	Krung Thai Bank	32,131
147,201	Malayan Banking Bhd	256,589
129,115	Masraf Al Rayan	147,822
100	mBank SA	4,305
29,363	MCB Bank, Ltd.	30,803
379,000	Mega Financial Holdings Co., Ltd.	364,110
46,592	Metropolitan Bank & Trust	36,723
24,321	Moneta Money Bank AS	56,026
55,182	National Commercial Bank	546,864
14,993	Nedcor, Ltd.	90,077
8,652	OTP Bank Nyrt*	260,472
51,000	Ping An Bank Co., Ltd., Class A	113,707
386,000	Postal Savings Bank of China Co., Ltd., Class H	162,404
30,583	Powszechna Kasa Oszczednosci Bank Polski SA*	167,581
367,600	PT Bank Central Asia Tbk	672,669
302,700	PT Bank Negara Indonesia Tbk	91,186
2,074,000	PT Bank Rakyat Indonesia Tbk	426,608
109,100	Public Bank Berhad	412,630
27,221	Qatar International Islamic Bank QSC	62,822
44,437	Qatar Islamic Bank	201,952
167,081	Qatar National Bank	834,197
59,900	RHB Bank Bhd	65,935
50,784	Riyad Bank	252,532
35,841	Samba Financial Group	257,206

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,058	Santander Bank Polska SA*	$38,961
397,576	Sberbank of Russia*	1,166,092
141,724	Shanghai Commercial & Savings Bank, Ltd. (The)	190,280
88,300	Shanghai Pudong Development Bank Co., Ltd.	121,750
16,865	Shinhan Financial Group Co., Ltd.	392,268
39,600	Siam Commercial Bank Public Co., Ltd.	81,452
354,800	SinoPac Financial Holdings Co., Ltd.	133,346
47,614	Standard Bank Group, Ltd.	306,788
74,165	State Bank of India*	187,857
337,078	Taishin Financial Holding Co., Ltd.	149,103
225,606	Taiwan Business Bank	74,371
339,752	Taiwan Cooperative Financial Holding Co., Ltd.	228,933
29,175	The Saudi British Bank	196,900
858,486	TMB Bank pcl	24,169
84,640	Turkiye Garanti Bankasi AS*	77,826
75,100	Turkiye Is Bankasi AS, Class C*	52,065
18,589	VTB Bank PJSC, GDR*	15,464
112,678,346	VTB Bank PJSC*	49,986
22,157	Woori Financial Group, Inc.	162,718
100,695	Yapi ve Kredi Bankasi AS*	27,796
		26,183,681
Beverages (1.3%):
184,079	Ambev SA Com Npv	411,068
1,645	Anadolu Efes Biracilik ve Malt Sanayii AS	4,413
1,100	Anhui Gujing Distillery Co., Ltd., Class A	35,106
3,000	Anhui Gujing Distillery Co., Ltd., Class B	33,426
4,100	Anhui Kouzi Distillery Co., Ltd.	30,577
18,016	Arca Continental SAB de C.V.	78,058
17,696	Becle SAB de CV	36,130
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	32,720
7,400	Carlsberg Brewery Malaysia Berhad	36,869
54,000	China Resources Beer Holdings Co., Ltd.	331,260
200	Chongqing Brewery Co., Ltd., Class A	3,032
23,712	Coca-Cola Femsa S.A.B de C.V.	96,752
3,027	Compania Cervecerias Unidas SA	19,555
18,288	Embotelladora Andina SA	40,426
74,054	Fomento Economico Mexicano S.A.B. de C.V.	417,444
6,500	Fraser & Neave Holdings Bhd	50,416
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	18,276
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	58,895
2,872	Kweichow Moutai Co., Ltd.	706,032
3,200	Luzhou Laojiao Co., Ltd.	67,734
23,700	Osotspa pcl	26,216
2,400	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	69,874
2,600	Tsingtao Brewery Co., Ltd., Class A	28,792
18,000	Tsingtao Brewery Co., Ltd., Class H	147,019
11,271	United Spirits, Ltd.*	79,127
8,900	Wuliangye Yibin Co., Ltd., Class A	289,714
		3,148,931
Biotechnology (0.8%):
51,000	3SBio, Inc.*	58,109
718	Alteogen, Inc.*	110,564

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
5,400	Beijing Tiantan Biological Products Corp., Ltd., Class A	$31,631
600	BGI Genomics Co., Ltd.	12,690
10,381	Biocon, Ltd.*	63,290
3,579	Celltrion, Inc.*	787,576
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	66,001
6,370	Hualan Biological Engineering, Inc., Class A	53,493
35,500	Innovent Biologics, Inc.*	264,383
725	Seegne, Inc.	161,696
21,600	Shanghai Raas Blood Products Co., Ltd.	26,126
1,600	Shenzhen Kangtai Biological Products Co., Ltd., Class A	43,010
4,000	Walvax Biotechnology Co., Ltd., Class A	30,029
2,191	Zai Lab, Ltd., ADR*	182,225
		1,890,823
Building Products (0.0%†):
3,000	Beijing New Building Materials plc	13,678
35,000	China Lesso Group Holdings, Ltd.	63,297
		76,975
Capital Markets (1.4%):
78,497	B3 SA- Brasil Bolsa Balcao	768,964
8,820	Banco BTG Pactual SA	114,422
68,300	Bangkok Commercial Asset Management pcl, Class R	42,730
17,800	Caitong Securities Co., Ltd.	37,449
410,000	China Cinda Asset Management Co., Ltd., Class H	76,959
26,000	China Everbright, Ltd.	34,817
164,000	China Galaxy Securities Co.	92,435
327,000	China Huarong Asset Management Co., Ltd., Class H	34,782
54,400	China International Capital Corp., Ltd.*^	126,312
21,340	China Merchants Securities Co., Ltd.*	67,906
29,100	Citic Securities Co., Ltd., Class A	128,818
82,000	Citic Securities Co., Ltd., Class A	183,868
5,300	CSC Financial Co., Ltd., Class A	39,039
19,440	East Money Information Co., Ltd., Class A	68,553
6,600	Everbright Securities Co., Ltd.	21,245
20,100	Founder Securities Co., Ltd., Class A*	24,826
54,800	GF Securities Co., Ltd.	69,806
15,400	GF Securities Co., Ltd., Class A	35,722
12,599	Guosen Securities Co., Ltd., Class A	24,964
30,400	Guotai Junan Securities Co., Ltd.	81,697
13,800	Guotai Junan Securities Co., Ltd.	19,332
78,800	Haitong Securities Co., Ltd.*	67,599
28,600	Haitong Securities Co., Ltd.*	59,489
1,835	HDFC Asset Management Co., Ltd.	56,512
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	23,504
23,600	Huatai Securities Co., Ltd., Class A	71,469
44,600	Huatai Securities Co., Ltd., Class H	73,146
24,300	Industrial Securities Co., Ltd.	29,738
1,625	Korea Investment Holdings Co., Ltd.	102,517
10,139	Meritz Securities Co., Ltd.	28,523
13,132	Mirae Asset Daewoo Co., Ltd.	96,836
6,300	Nanjing Securities Co., Ltd.	13,078
2,777	NH Investment & Securities Co., Ltd.	21,949
540	Noah Holdings, Ltd., ADR*	14,078

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
20,500	Orient Securities Co., Ltd./China	$33,236
15,700	Pacific Securities Co. Ltd (The), Class A*	9,391
5,890	Reinet Investments SCA	102,137
2,406	Samsung Securities Co., Ltd.	62,894
8,000	SDIC Capital Co., Ltd., Class A	17,995
69,900	Shenwan Hongyuan Group Co., Ltd.	54,549
58,293	The Moscow Exchange	109,760
26,100	Tianfeng Securities Co., Ltd., Class A	24,835
381,680	Yuanta Financial Holding Co., Ltd.	235,559
5,300	Zheshang Securities Co., Ltd.	13,763
		3,417,203
Chemicals (2.3%):
4,207	Advanced Petrochemical Co.	66,297
11,228	Asian Paints, Ltd.	302,552
9,301	Berger Paints India, Ltd.	73,649
127,000	Formosa Chemicals & Fibre Corp.	297,207
144,000	Formosa Plastics Corp.	391,211
4,017	Hanwha Chemical Corp.	134,152
13,400	Hengli Petrochemical Co., Ltd.	36,726
21,292	Hengyi Petrochemical Co., Ltd., Class A	32,624
60,600	Indorama Ventures pcl	40,447
644	Kumho Petrochemical Co., Ltd.	59,935
226	LG Chem, Ltd.	61,834
1,757	LG Chem, Ltd.	981,196
540	Lotte Chemical Corp.	90,657
184,769	Mesaieed Petrochemical Holding Co.	105,749
192,000	Nan Ya Plastics Corp.	394,778
16,206	National Industrialization Co.*	57,487
39,450	Orbia Advance Corp SAB de CV	69,141
99,000	Petronas Chemicals Group Berhad	134,381
6,230	PhosAgro, GDR	74,937
5,243	Pidilite Industries, Ltd.	102,249
832,600	PT Barito Pacific Tbk*	44,443
90,600	PTT Global Chemical Public Co., Ltd.	113,471
12,900	Rongsheng Petro Chemical Co., Ltd., Class A	35,777
16,532	Sahara International Petrochemical Co.	72,968
20,456	Sasol, Ltd.*	156,882
8,038	Saudi Arabian Fertilizer Co.	175,570
33,982	Saudi Basic Industries Corp.	801,372
9,924	Saudi Industrial Investment Group	61,685
25,640	Saudi Kayan Petrochemical Co.*	80,150
2,000	Shanghai Putailai New Energy Technology Co., Ltd., Class A	32,125
156,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	28,505
4,584	Sociedad Quimica y Minera de Chile SA	148,932
760	Tianqi Lithium Corp., Class A*	2,228
17,837	UPL, Ltd.	122,262
9,000	Wanhua Chemical Group Co., Ltd.	92,171
8,939	Yanbu National Petrochemical Co.	139,973
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	29,635
		5,645,358
Commercial Services & Supplies (0.3%):
17,750	A-Living Services Co., Ltd., Class H	90,386
177,222	China Everbright International, Ltd.	100,790
53,000	Country Garden Services Holdings Co., Ltd.	342,963
44,000	Greentown Service Group Co., Ltd.	53,853
588	S1 Corp.	43,989

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,200	Shanghai M&G Stationery, Inc., Class A	$21,951
		653,932
Communications Equipment (0.2%):
20,000	Accton Technology Corp.	154,522
20,500	BYD Electronic International Co., Ltd.	104,249
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	19,611
702	KMW Co., Ltd.*	47,133
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	11,285
1,800	Yealink Network Technology Corp., Ltd., Class A	15,997
8,300	ZTE Corp.	40,554
33,000	ZTE Corp., Class H	78,816
		472,167
Construction & Engineering (0.5%):
195,000	China Communications Construction Co., Ltd.	102,524
42,098	China Railway Construction Corp., Ltd., Class A	51,273
68,500	China Railway Construction Corp., Ltd., Class H	47,175
118,000	China Railway Group, Ltd.	55,611
85,500	China Railway Group, Ltd., Class A	67,695
134,200	China State Construction Engineering Corp., Ltd.	100,170
44,000	China State Construction International Holdings, Ltd.	28,811
1,147	Daelim Industrial Co., Ltd.	75,845
75,400	Gamuda Berhad	63,547
2,296	GS Engineering & Construction Corp.	47,377
3,197	Hyundai Engineering & Construction Co., Ltd.	83,203
19,466	Larsen & Toubro, Ltd.	239,190
71,700	Metallurgical Corp. of China, Ltd.	27,871
38,400	Power Construction Corp. of China, Ltd.	21,306
5,657	Samsung Engineering Co., Ltd.*	50,984
67,500	Sinopec Engineering Group Co., Ltd.	24,877
		1,087,459
Construction Materials (1.0%):
19,842	Ambuja Cements, Ltd.	58,584
12,400	Anhui Conch Cement Co., Ltd., Class A	101,012
43,000	Anhui Conch Cement Co., Ltd., Class H	297,312
72,000	Asia Cement Corp.	103,494
25,400	BBMG Corp.	11,459
3,700	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	29,394
528,079	Cemex SAB de C.V.	200,205
144,000	China National Buildings Material Co., Ltd.	182,351
102,000	China Resources Cement Holdings, Ltd.	139,919
11,216	Grasim Industries, Ltd.	113,639
8,000	Huaxin Cement Co., Ltd.	29,599
658	POSCO Chemical Co., Ltd.	47,083
70,800	PT Indocement Tunggal Prakarsa Tbk	49,709
112,100	PT Semen Indonesia (Persero) Tbk	69,523
3,423	Saudi Cement Co.	53,050
368	Shree Cement, Ltd.	101,113
198,374	Taiwan Cement Corp.	284,441

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
29,400	The Siam Cement Public Co., Ltd.	$299,117
4,119	Ultra Tech Cement, Ltd.	226,228
		2,397,232
Consumer Finance (0.2%):
6,832	Bajaj Finance, Ltd.	306,967
29,000	Krungthai Card pcl	32,060
28,300	Muangthai Capital pcl, Class R	44,087
1,493	Samsung Card Co., Ltd.	36,365
3,573	Shriram Transport Finance	30,236
27,700	Srisawad Corp pcl	42,710
		492,425
Containers & Packaging (0.1%):
26,483	Klabin SA	112,242
1,500	Yunnan Energy New Material Co., Ltd.	20,294
		132,536
Diversified Consumer Services (1.0%):
19,000	China East Education Holdings, Ltd.	41,222
25,000	China Education Group Holdings, Ltd.	45,835
48,000	China Yuhua Education Corp., Ltd.	41,211
70,479	Cogna Educacao	65,013
2,380	GSX Techedu, Inc., ADR*^	214,462
9,500	Koolearn Technology Holding, Ltd.*	40,694
5,492	New Oriental Education & Technology Group, Inc., ADR*	821,054
5,500	Offcn Education Technology Co., Ltd., Class A	26,360
14,303	TAL Education Group, ADR*	1,087,599
		2,383,450
Diversified Financial Services (0.6%):
9,600	Ayala Corp.	136,466
51,263	Chailease Holding Co., Ltd.	232,941
84,000	Far East Horizon, Ltd.	68,362
183,351	FirstRand, Ltd.	450,778
251,000	Fubon Financial Holdings Co., Ltd.	364,417
8,105	Grupo de Inversiones Suramericana SA	43,690
2,293	GT Capital Holdings, Inc.	18,282
32,091	Haci Omer Sabanci Holding AS	34,594
431,800	Metro Pacific Investments Corp.	31,093
31,853	REC, Ltd.	43,047
21,246	Remgro, Ltd.	119,181
		1,542,851
Diversified Telecommunication Services (1.2%):
4,295	Bharti Infratel, Ltd.	10,265
98,000	China Communications Services Corp., Ltd.	57,687
472,000	China Telecom Corp., Ltd., Class H	141,585
1,612,000	China Tower Corp., Ltd., Class H	280,052
218,000	China Unicom Hong Kong, Ltd.	142,936
134,000	Chunghwa Telecom Co., Ltd.	494,315
74,013	Emirates Telecommunications Group Co. PJSC	336,324
9,630	Hellenic Telecommunications Organization SA (OTE)	139,004
8,786	LG Uplus Corp.	86,362
34,613	Ooredoo Qsc	63,525
22,338	Orange Polska SA*	39,512
1,918,000	PT Telekomunikasi Indonesia Tbk	331,782
23,123	Saudi Telecom Co.	619,811
5,248	Telecom Argentina SA, ADR	34,322
15,765	Telefonica Brasil	121,898
37,500	Telekom Malaysia Berhad	37,449

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
494,000	True Corp. pcl	$48,412
		2,985,241
Electric Utilities (0.7%):
12,336	Centrais Eletricas Brasileiras S.A	66,606
8,926	Centrais Eletricas Brasileiras S.A	49,577
6,478	CEZ AS	122,648
44,881	Companhia Energetica de Minas Gerais	80,723
7,090	CPFL Energia SA	34,797
1,367,797	ENEL Americas SA	177,756
1,011,183	ENEL Chile SA	70,988
6,011	Energisa SA	44,016
32,737	Equatorial Energia SA	123,474
1,337,191	Inter Rao Ues PJSC	96,581
18,686	Interconexion Electrica SA ESP	99,554
9,442	Korea Electric Power Corp., Ltd.*	164,614
9,400	Manila Electric Co.	52,556
25,730	PGE SA*	42,650
59,179	Power Grid Corp. of India, Ltd.	130,699
34,447	Saudi Electricity Co.	158,191
82,200	Tenega Nasional Berhad	207,932
		1,723,362
Electrical Equipment (0.3%):
5,000	Contemporary Amperex Technology Co., Ltd., Class A	155,029
33,350	Elswedy Cables Holding Co.	14,533
3,801	Eve Energy Co., Ltd., Class A	27,666
9,805	Havells India, Ltd.	90,403
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	19,198
17,559	Luxshare Precision Industry Co., Ltd.	148,300
12,400	Nari Technology Co., Ltd.	35,941
138,000	Shanghai Electric Group Co., Ltd., Class H*	37,336
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	24,923
27,400	Xinjiang Goldwind Science & Technology Co., Ltd.	24,035
6,600	Zhejiang Chint Electrics Co., Ltd., Class A	29,338
19,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H	67,110
		673,812
Electronic Equipment, Instruments & Components (2.2%):
24,500	AAC Technologies Holdings, Inc.^	133,018
346,000	AU Optronics Corp.*	134,795
3,300	AVIC Jonhon Optronic Technology Co., Ltd., Class A	22,499
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	17,819
54,000	China Railway Signal & Communication Corp., Ltd.	17,731
73,000	Delta Electronics, Inc.	478,728
9,699	Foxconn Industrial Internet Co., Ltd., Class A	19,398
22,000	Foxconn Technology Co., Ltd.	39,264
8,100	GoerTek, Inc., Class A	48,413
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	30,060
23,500	Hangzhou Hikvision Digital	132,034
473,000	Hon Hai Precision Industry Co., Ltd.	1,266,367
324,000	Innolux Corp.	105,690
25,500	Kingboard Holdings, Ltd.	84,284

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
37,500	Kingboard Laminates Holdings, Ltd.	$51,627
4,000	Largan Precision Co., Ltd.	467,382
5,700	Lens Technology Co., Ltd., Class A	27,086
8,822	LG Display Co., Ltd.*	115,663
549	LG Innotek Co., Ltd.	72,686
19,600	Lingyi iTech Guangdong Co., Class A	32,404
1,200	NAURA Technology Group Co., Ltd., Class A	28,144
4,200	OFILM Group Co., Ltd., Class A	8,929
2,107	Samsung Electro-Mechanics Co., Ltd., Series L	250,163
2,101	Samsung SDI Co., Ltd.	777,846
3,800	Shengyi Technology Co., Ltd., Class A	13,070
1,820	Shennan Circuits Co., Ltd., Class A	31,312
26,400	Sunny Optical Technology Group Co., Ltd.	404,328
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	27,319
55,000	Synnex Technology International Corp.	78,489
14,000	Tianma Microelectronics Co., Ltd., Class A	30,517
2,800	Tunghsu Optoelectronic Technology Co., Ltd.*	1,248
6,300	Unisplendour Corp., Ltd., Class A	23,614
13,000	Walsin Technology Corp.	69,728
1,700	Wingtech Technology Co., Ltd.	29,350
47,960	WPG Holdings, Ltd.	64,476
7,140	Wuhan Guide Infrared Co., Ltd.	36,352
1,500	WUS Printed Circuit Kunshan Co., Ltd., Class A	4,159
1,700	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	12,155
10,377	Yageo Corp.	126,714
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	27,810
26,000	Zhen Ding Technology Holding, Ltd.	113,810
		5,456,481
Energy Equipment & Services (0.1%):
72,000	China Oilfield Services, Ltd.	50,525
153,400	Dialog Group Berhad	141,175
		191,700
Entertainment (1.3%):
500,000	Alibaba Pictures Group, Ltd.*	74,797
3,970	Bilibili, Inc., ADR*	165,152
2,591	CD Projekt SA*	280,231
400	G-Bits Network Technology Xiamen Co., Ltd.	36,616
2,528	HUYA, Inc., ADR*^	60,546
8,880	IQIYI, Inc., ADR*	200,510
4,000	Mango Excellent Media Co., Ltd., Class A	39,615
631	Ncsoft Corp.	434,652
3,145	NetEase, Inc., ADR	1,429,936
874	Netmarble Corp.*	122,944
281	Pearl Abyss Corp.*	48,457
7,050	Perfect World Co., Ltd., Class A	34,624
14,596	Tencent Music Entertainment Group, ADR*	215,583
2,100	Wanda Film Holding Co., Ltd.*	5,504
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	28,033

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	$21,543
		3,198,743
Equity Real Estate Investment Trusts (0.1%):
120,342	Fibra UNO Amdinistracion SA	95,222
111,747	Growthpoint Properties, Ltd.	81,664
		176,886
Food & Staples Retailing (1.3%):
1,612	Abdullah Al Othaim Markets Co.	55,715
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	50,839
5,379	Avenue Supermarts, Ltd.*	160,662
51,500	Berli Jucker pcl	59,844
376	BGF Retail Co., Ltd.	39,555
13,748	Bid Corp., Ltd.	211,944
15,705	BIM Birlesik Magazalar AS	141,638
53,777	Cencosud SA	78,795
6,328	Cia Brasileira de Distribuicao	78,589
8,233	Clicks Group, Ltd.	109,173
204,900	CP All pcl	389,998
1,862	Dino Polska SA*	109,631
631	E-Mart Co., Ltd.	75,657
1,004	GS Retail Co., Ltd.	28,991
12,547	Magnit PJSC, GDR	187,199
20,000	President Chain Store Corp.	181,818
33,800	Puregold Price Club, Inc.	34,171
42,385	Raia Drogasil SA	176,771
19,727	Shoprite Holdings, Ltd.^	160,861
100,000	Sun Art Retail Group, Ltd.	110,785
7,932	The Spar Group, Ltd.	89,795
196,950	Wal-Mart de Mexico SAB de C.V.	472,686
5,166	X5 Retail Group NV, GDR	191,116
1,120	Yifeng Pharmacy Chain Co., Ltd., Class A	16,339
25,700	Yonghui Superstores Co., Ltd.	29,562
		3,242,134
Food Products (2.0%):
10,098	Almarai Co. JSC	142,461
7,000	Beijing Dabeinong Technology Group Co., Ltd.	9,206
21,374	BRF SA*	69,959
1,944	Britannia Industries, Ltd.	100,438
147,100	Charoen Pokphand Foods Public Co., Ltd.	130,443
36,000	China Feihe, Ltd.	83,907
280,000	China Huishan Dairy Holdings Co., Ltd.*	–
109,000	China Mengniu Dairy Co., Ltd.	514,438
323	CJ CheilJedang Corp.	109,024
75,500	Dali Foods Group Co., Ltd.	46,172
5,560	Foshan Haitian Flavouring & Food Co., Ltd.	132,932
15,800	Genting Plantations Berhad	37,683
8,223	Gruma, SAB de C.V., Class B	91,162
66,895	Grupo Bimbo SAB de C.V., Series A, Class A	125,202
3,800	Guangdong Haid Group Co., Ltd., Class A	34,352
8,700	Henan Shuanghui Investment & Development Co., Ltd.	67,650
17,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	101,029
90,500	IOI Corp. Berhad	97,179
40,289	JBS SA	148,299

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	$8,325
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	14,505
2,600	Juewei Food Co., Ltd., Class A	31,380
15,700	Kuala Lumpur Kepong Berhad	86,344
9,180	Muyuan Foodstuff Co., Ltd.	99,785
859	Nestle India, Ltd.	185,436
2,000	Nestle Malaysia Bhd	68,109
10,600	New Hope Liuhe Co., Ltd., Class A	43,212
951	Orion Corp./ Republic of Korea	107,335
84	Ottogi Corp.	40,644
20,980	PPB Group Berhad	96,256
277,800	PT Charoen Pokphand Indonesia Tbk	106,707
76,600	PT Indofood CBP Sukses Makmur Tbk	52,044
127,500	PT Indofood Sukses Makmur Tbk	61,597
34,300	QL Resources Berhad*	81,108
77,300	Sime Darby Plantation Bhd	94,309
17,000	Standard Foods Corp.	35,772
16,747	Tata Consumer Products, Ltd.	113,569
56,100	Thai Union Frozen Products pcl	24,822
9,830	The Savola Group	125,847
5,794	Tiger Brands, Ltd.	65,976
82,000	Tingyi (Caymen Is) Holding Corp.	145,359
6,800	Tongwei Co., Ltd., Class A	26,734
43,000	Uni-President China Holdings, Ltd.	39,488
181,000	Uni-President Enterprises Corp.	391,360
32,810	Universal Robina Corp.	90,707
202,000	Want Want China Holdings, Ltd.	140,990
21,960	Wens Foodstuffs Group Co., Ltd.	63,051
18,000	Yihai International Holding, Ltd.	283,615
		4,765,922
Gas Utilities (0.5%):
18,500	Beijing Enterprises Holdings, Ltd.	55,724
104,400	China Gas Holdings, Ltd.	297,730
32,000	China Resources Gas Group, Ltd.	143,272
31,100	ENN Energy Holdings, Ltd.	339,300
59,757	GAIL India, Ltd.	70,656
7,975	Indraprastha Gas, Ltd.	41,994
18,498	Infraestructura Energetica Nova, SAB de C.V.	55,760
1,191	Korea Gas Corp.	24,959
31,800	Petronas Gas Berhad	126,081
548,900	PT Perusahaan Gas Negara Tbk	34,450
		1,189,926
Health Care Equipment & Supplies (0.5%):
16,000	AK Medical Holdings, Ltd.	41,078
1,100	Autobio Diagnostics Co., Ltd., Class A	26,185
64,000	Hartalega Holdings Berhad	252,915
2,280	Jafron Biomedical Co., Ltd., Class A	23,874
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	4,336
21,900	Kossan Rubber Industries	73,101
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	38,350
1,200	Ovctek China, Inc., Class A	11,042
88,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	176,307
2,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	127,854
55,600	Supermax Corp. Berhad*	113,154

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
185,100	Top Glove Corp. Berhad	$374,132
		1,262,328
Health Care Providers & Services (0.5%):
9,613	Aier Eye Hospital Group Co., Ltd., Class A	72,623
340,900	Bangkok Dusit Medical Services Public Co., Ltd.	209,025
13,700	Bumrungrad Hospital pcl	41,251
2,786	Celltrion Healthcare Co., Ltd.*	208,789
8,763	Hapvida Participacoes e Investimentos SA	96,970
3,300	Huadong Medicine Co., Ltd., Class A	12,036
85,100	IHH Healthcare Berhad	107,106
11,000	Jointown Pharmaceutical Group Co., Ltd.*	27,350
41,869	Life Healthcare Group Holdings Pte, Ltd.	42,703
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	32,012
17,992	Notre Dame Intermedica Participacoes SA	208,451
41,700	Shanghai Pharmaceuticals Holding Co., Ltd.	69,972
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,672
55,200	Sinopharm Group Co., Series H	117,167
700	Topchoice Medical Corp., Class A*	22,042
		1,273,169
Health Care Technology (0.2%):
124,000	Alibaba Health Information Technology, Ltd.*	305,098
15,000	Ping An Healthcare and Technology Co., Ltd.*	193,718
10,790	Winning Health Technology Group Co., Ltd.	31,037
		529,853
Hotels, Restaurants & Leisure (0.8%):
231,900	Asset World Corp. pcl	25,667
4,900	China International Travel Service Corp., Ltd., Class A	160,637
67,600	Genting Berhard	51,958
128,300	Genting Malaysia Berhad	64,544
28,000	Haidilao International Holding, Ltd.	202,656
5,457	Huazhu Group, Ltd., ADR	235,961
15,230	Jollibee Foods Corp.	45,563
2,830	Jubilant Foodworks, Ltd.	89,997
3,833	Kangwon Land, Inc.	70,426
101,900	Minor International pcl*	64,478
9,175	OPAP SA	87,010
1,987	Saudi Airlines Catering Co.	43,780
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	25,262
6,660	Songcheng Performance Development Co., Ltd., Class A	17,859
14,262	Yum China Holdings, Inc.	755,173
		1,940,971
Household Durables (0.4%):
7,699	Gree Electric Appliances, Inc. of Zhuhai, Class A	60,509
53,000	Haier Electronics Group Co., Ltd.	192,274
3,853	LG Electronics, Inc.	305,764
13,100	NavInfo Co., Ltd.	28,384
7,000	Nien Made Enterprise Co., Ltd.	83,390
17,100	Qingdao Haier Co., Ltd.	54,866
28,400	TCL Corp., Class A	25,820

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,893	Woongjin Coway Co., Ltd.	$129,917
1,600	Zhejiang Supor Co., Ltd., Class A	18,569
		899,493
Household Products (0.5%):
30,892	Hindustan Unilever, Ltd.	867,845
54,099	Kimberl- Clark de Mexico SAB de C.V.	85,907
320,100	PT Unilever Indonesia Tbk	175,096
15,000	Vinda International Holdings, Ltd.	49,447
		1,178,295
Independent Power and Renewable Electricity Producers (0.4%):
57,800	Aboitiz Power Corp.	30,469
26,100	B Grimm Power pcl	34,857
213,000	Cgn Power Co., Ltd., Class H	43,809
124,000	China Longyuan Power Group Corp.	77,821
41,500	China National Nuclear Power Co., Ltd.	26,831
185,000	China Power International Develpoment, Ltd.	34,301
70,000	China Resources Power Holdings Co.	77,481
48,800	China Yangtze Power Co., Ltd.	137,451
271,021	Colbun SA	43,819
11,400	Electricity Genera pcl	67,352
7,616	Engie Brasil Energia SA	54,725
61,000	GD Power Development Co., Ltd.	18,124
25,400	Global Power Synergy pcl	46,380
87,800	Gulf Energy Development pcl, Class R	84,622
13,900	Huadian Power International Corp, Ltd., Class A	7,269
168,000	Huaneng Power International, Inc., Class H	65,076
93,262	NTPC, Ltd.	107,664
33,400	Ratch Group pcl	53,024
20,900	SDIC Power Holdings Co., Ltd., Class A	27,696
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	31,595
		1,070,366
Industrial Conglomerates (0.9%):
77,690	Aboitiz Equity Ventures, Inc.	73,996
65,016	Alfa SAB de C.V., Class A	40,326
7,824	Bidvest Group, Ltd.	64,435
176,000	Citic, Ltd.	130,573
713	CJ Corp.	49,266
115,000	Far Eastern New Century Corp.	100,579
104,500	Fosun International, Ltd.	122,146
24,392	Grupo Carso SAB de C.V.	50,133
1,087	Hanwha Corp.	23,358
28,800	Hap Seng Consolidated Berhad	49,662
63,698	Industries Qatar Q.S.C.	172,484
113,880	JG Summit Holdings, Inc.	141,445
20,331	KOC Holdings AS	38,627
3,574	LG Corp.	226,318
935	Lotte Corp.	22,853
3,059	Samsung C&T Corp.	274,354
19,000	Shanghai Industrial Holdings, Ltd.	25,323
2,872	Siemens, Ltd.	49,469
62,100	Sime Darby Berhad	37,289
1,314	SK Holdings Co., Ltd.	222,799
9,880	SM Investments Corp.	179,385
		2,094,820

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (2.9%):
1,480	Bajaj Finserv, Ltd.	$118,184
23,439	BB Seguridade Participacoes SA	101,302
2,203	Bupa Arabia For Cooperative Insurance Co.*	72,173
303,137	Cathay Financial Holding Co., Ltd.	405,111
99,088	China Life Insurance Co., Ltd.	67,996
6,100	China Life Insurance Co., Ltd.	40,013
283,000	China Life Insurance Co., Ltd.	642,371
18,000	China Pacific Insurance Group Co., Ltd., Class A	82,607
98,400	China Pacific Insurance Group Co., Ltd., Class H	281,142
210,000	China Reinsurance Group Corp.	19,344
63,600	China Taiping Insurance Holdings Co., Ltd.	98,007
2,036	DB Insurance Co., Ltd.	79,395
13,781	Discovery, Ltd.	105,185
28,077	HDFC Life Insurance Co., Ltd.*	213,049
2,537	Hyundai Marine & Fire Insurance Co., Ltd.	48,462
7,561	ICICI Lombard General Insurance Co., Ltd.	133,710
14,231	ICICI Prudential Life Insurance Co., Ltd.	81,653
45,262	IRB Brasil Resseguros SA	60,371
50,823	Momentum Metropolitan Holdings	46,963
27,000	New China Life Insurance Co., Ltd.	101,853
4,500	New China Life Insurance Co., Ltd., Class A	41,211
198,512	Old Mutual, Ltd.	122,672
290,000	People’s Insurance Co. Group of China, Ltd. (The)	86,748
28,100	People’s Insurance Co. Group of China, Ltd. (The)	27,964
230,000	Picc Property & Casuality Co., Ltd., Class H	160,939
28,500	Ping An Insurance Group Co. of China, Ltd.	319,453
222,000	Ping An Insurance Group Co. of China, Ltd.	2,290,277
3,745	Porto Seguro SA	32,178
24,754	Powszechny Zaklad Ubezpieczen SA*	158,589
39,144	Rand Merchant Investment Holdings, Ltd.	67,854
1,138	Samsung Fire & Marine Insurance Co., Ltd.	177,007
2,642	Samsung Life Insurance Co., Ltd.	137,682
66,045	Sanlam, Ltd.	204,687
16,370	SBI Life Insurance Co., Ltd.*	180,965
444,521	Shin Kong Financial Holdings Co., Ltd.	123,912
13,111	Sul America SA	92,528
2,914	The Co. for Cooperative Insurance*	67,550
11,700	Zhongan Online P&c Insurance Co., Ltd.*	58,423
		7,149,530
Interactive Media & Services (7.8%):
2,131	Autohome, Inc., ADR	204,576
10,295	Baidu, Inc., ADR*	1,303,244
2,752	Info Edge India, Ltd.	135,665
2,257	JOYY, Inc., ADR	182,072
2,133	Kakao Corp.	664,100
6,092	Momo, Inc., ADR	83,826
4,616	NAVER Corp.	1,168,930
2,472	Sina Corp.*	105,332

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
216,600	Tencent Holdings, Ltd.	$14,424,590
2,211	Weibo Corp., ADR*^	80,547
10,888	Yandex NV, Class A*	707,661
		19,060,543
Internet & Direct Marketing Retail (12.1%):
70,958	Alibaba Group Holding, Ltd., ADR*	20,860,232
9,146	B2W Cia Digital*	146,551
1,271	Baozun, Inc., ADR*^	41,295
320	CJ ENM Co., Ltd.	38,904
32,253	JD.com, Inc., ADR*	2,503,155
134,700	Meituan Dianping*	4,236,354
10,431	Pinduoduo, Inc., ADR*	773,459
31,200	Tongcheng-Elong Holdings, Ltd.*	57,195
18,548	Trip.com Group, Ltd., ADR*	577,585
17,156	Vipshop Holdings, Ltd., ADR*	268,320
		29,503,050
IT Services (1.8%):
6,000	Beijing Sinnet Technology Co., Ltd.	19,790
36,926	Cielo SA	25,843
9,100	DHC Software Co., Ltd., Class A	13,604
2,987	GDS Holdings, Ltd., ADR*^	244,426
40,204	HCL Technologies, Ltd.	442,625
127,769	Infosys, Ltd.	1,765,302
1,405	Samsung SDS Co., Ltd.	203,484
34,163	Tata Consultancy Services, Ltd.	1,158,763
15,737	Tech Mahindra, Ltd.	169,699
36,000	Travelsky Technology, Ltd., Series H	76,963
2,800	Wangsu Science & Technology Co., Ltd., Class A	3,319
40,643	Wipro, Ltd.	173,459
		4,297,277
Leisure Products (0.1%):
11,000	Giant Manufacturing Co., Ltd.	103,925
1,684	HLB, Inc.*	151,317
		255,242
Life Sciences Tools & Services (0.7%):
2,710	Divi’s Laboratories, Ltd.	112,051
42,000	Genscript Biotech Corp.	69,210
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	27,377
650	Samsung Biologics Co., Ltd.*	383,262
4,340	WuXi AppTec Co., Ltd., Class A	64,986
10,080	WuXi AppTec Co., Ltd., Class H^	145,836
38,000	Wuxi Biologics Cayman, Inc.*	932,568
		1,735,290
Machinery (0.8%):
5,000	AirTac International Group	113,053
68,000	China Conch Venture Holdings, Ltd.	315,222
72,200	China Shipbuilding Industry Co., Ltd., Class A*	46,093
82,899	CRRC Corp., Ltd., Class A	66,802
91,000	CRRC Corp., Ltd., Class H	36,439
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	28,586
2,359	Doosan Bobcat, Inc.	54,196
32,000	Haitian International Holdings, Ltd.	74,381
10,796	Hiwin Technologies Corp.	106,459
462	Hyundai Heavy Industries Holdings Co., Ltd.	85,547
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	32,615
1,575	Korea Shipbuilding & Offshore*	113,023
14,774	Samsung Heavy Industries Co., Ltd., Class R*	67,261
26,100	Sany Heavy Industry Co., Ltd.	95,268

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,700	Shenzhen Inovance Technology Co., Ltd.	$40,069
26,000	Sinotruk Hong Kong, Ltd.	66,857
32,999	WEG SA	386,080
15,600	Weichai Power Co., Ltd., Class A	34,749
80,000	Weichai Power Co., Ltd., Class H	161,293
30,200	XCMG Construction Machinery Co., Ltd.	24,600
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	47,819
900	Zhongji Innolight Co., Ltd., Class A	6,681
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	46,035
		2,049,128
Marine (0.1%):
64,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	26,646
134,000	COSCO SHIPPING Holdings Co., Ltd.*	65,647
86,835	Evergreen Marine Corp., Ltd.*	47,557
53,400	MISC Berhad	96,407
10,485	Pan Ocean Co., Ltd.*	30,401
		266,658
Media (1.4%):
3,550	Cheil Worldwide, Inc.	63,547
9,800	China Literature, Ltd.*	73,884
9,928	Cyfrowy Polsat SA	69,301
97,344	Grupo Televisa SAB*	120,316
13,390	Megacable Holdings SAB de C.V.	38,545
17,940	MultiChoice Group, Ltd.	103,751
9,300	Nanji E-Commerce Co., Ltd., Class A	23,585
16,452	Naspers, Ltd.*	2,903,274
16,600	Oriental Pearl Group Co., Ltd.	23,698
32,652	ZEE Entertainment Enterprises, Ltd.	93,145
		3,513,046
Metals & Mining (3.2%):
52,858	Alrosa PAO	50,196
200,000	Aluminum Corp. of China, Ltd.*	41,331
2,254	Anglo American Platinum, Ltd.	156,442
15,497	AngloGold Ashanti, Ltd.	405,079
57,100	Baoshan Iron & Steel Co., Ltd., Class A	41,863
83,500	China Hongqiao Group, Ltd.	52,287
58,500	China Molybdenum Co., Ltd., Class A	32,151
129,000	China Molybdenum Co., Ltd., Class H	45,945
21,400	China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	33,896
405,000	China Steel Corp.	286,535
6,579	Cia de Minas Buenaventura SA, ADR	80,395
22,695	Companhia Siderurgica Nacional SA (CSN)	66,685
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	51,075
2,000	Ganfeng Lithium Co., Ltd.	16,038
34,542	Gold Fields	422,733
124,335	Grupo Mexico SAB de C.V., Series B, Class B	316,408
17,328	Harmony Gold Mining Co., Ltd.*	92,122
45,620	Hindalco Industries, Ltd.	109,125
3,115	Hyundai Steel Co.	66,718
28,546	Impala Platinum Holdings, Ltd.^	247,844
4,401	Industrias Penoles SAB de C.V.	71,138

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
226,900	Inner Mongolia Baotou Steel Union Co., Ltd.*	$38,324
49,000	Jiangxi Copper Co., Ltd.	55,113
6,400	Jiangxi Copper Co., Ltd., Class A	13,391
35,011	JSW Steel, Ltd.	132,602
5,745	KGHM Polska Miedz SA*	175,057
364	Korea Zinc Co.	118,501
2,403	Kumba Iron Ore, Ltd.	71,063
64,500	Maanshan Iron & Steel Co., Ltd., Class A	25,342
56,514	Magnitogorsk Iron & Steel Works PJSC	28,081
2,409	MMC Norilsk Nickel PJSC	583,206
13,410	Northam Platinum, Ltd.*	136,136
52,554	Novolipetsk Steel PJSC	116,136
9,268	Polymetal International plc	202,820
1,305	Polyus PJSC	273,046
2,738	POSCO	460,228
63,900	Press Metal Aluminium Holdings Bhd	79,409
17,645	Saudi Arabian Mining Co.*	196,523
7,676	Severstal	97,924
8,120	Shandong Gold Mining Co., Ltd.	30,370
90,719	Sibanye Stillwater, Ltd.	252,592
3,516	Southern Copper Corp.	159,169
11,984	Tata Steel, Ltd.	58,809
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	10,740
137,898	Vale SA	1,451,544
73,377	Vedanta, Ltd.	136,253
5,040	Yintai Gold Co., Ltd.	7,780
48,000	Zhaojin Mining Industry Co., Ltd., Class H	58,759
4,700	Zhejiang Huayou Cobalt Co., Ltd., Class A*	23,979
4,500	Zhongjin Gold Corp., Ltd.	6,661
38,700	Zijin Mining Group Co., Ltd.	35,210
214,000	Zijin Mining Group Co., Ltd.	136,325
		7,857,099
Multiline Retail (0.4%):
72,375	Central Retail Corp. pcl	59,522
32,257	Lojas Renner SA	227,761
497	Lotte Shopping Co., Ltd.	33,341
28,556	Magazine Luiza SA	453,600
29,155	S.A.C.I. Falabella	85,436
298	Shinsegae Department Store Co.	53,718
30,415	Woolworths Holdings, Ltd.	63,907
		977,285
Multi-Utilities (0.1%):
22,204	Qatar Electricity & Water Co.	103,367
131,264	YTL Corporation Berhad	21,402
		124,769
Oil, Gas & Consumable Fuels (5.4%):
24,436	Bharat Pertoleum Corp., Ltd.	117,486
11,100	China Merchants Energy Shipping Co., Ltd., Class A	9,394
76,900	China Petroleum & Chemical Corp., Class A	44,134
900,000	China Petroleum & Chemical Corp., Class H	362,826
10,100	China Shenhua Energy Co., Ltd.	24,490
128,500	China Shenhua Energy Co., Ltd.	231,571
675,000	CNOOC, Ltd.	653,400
38,180	Coal India, Ltd.	60,200
5,197	Cosan sa industria e Comercio	63,238

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	$8,858
183,077	Ecopetrol SA	90,695
14,745	Empresas Copec SA	110,615
65,200	Energy Absolute Public Co., Ltd.	80,926
8,858	Exxaro Resources, Ltd.	65,790
50,000	Formosa Petrochemical Corp.	138,281
450,847	Gazprom PJSC	991,435
3,337	Grupa Lotos SA	29,655
1,948	GS Holdings	52,199
13,097	Hindustan Petroleum Corp., Ltd.	32,253
70,847	Indian Oil Corp., Ltd.	71,278
56,800	Inner Mongolia Yitai Coal Co., Ltd.	39,065
572,300	IRPC pcl	34,761
124,000	Kunlun Energy Co., Ltd.	81,728
16,023	LUKOIL PJSC	923,518
16,206	MOL Hungarian Oil And Gas plc*	88,403
2,388	Motor Oil (Hellas) Corinth Refineries SA	28,122
3,580	Novatek PJSC, GDR	489,850
8,128	Oil & Gas Development Co., Ltd.	5,100
66,144	Oil & Natural Gas Corp., Ltd.	62,419
45,900	PetroChina Co., Ltd., Class A	27,715
862,000	PetroChina Co., Ltd., Class H	253,471
144,259	Petroleo Brasileiro SA	507,880
178,392	Petroleo Brasileiro SA	622,965
11,400	Petronas Dagangan Berhad	54,366
21,431	Petronet LNG, Ltd.	64,301
10,578	Polski Koncern Naftowy Orlen SA	125,340
63,750	Polskie Gornictwo Naftowe i Gazownictwo SA	83,084
639,600	PT Adaro Energy Tbk	49,142
58,000	PT United Tractors Tbk	89,454
54,900	PTT Exploration & Production pcl	138,307
425,900	PTT pcl	430,948
19,690	Qatar Fuel QSC	95,850
10,829	Rabigh Refining & Petrochemical Co.*	45,180
107,770	Reliance Industries, Ltd.	3,282,598
21,322	Rosneft Oil Co. PJSC, GDR	104,617
25,357	Rosneft Oil Co. PJSC	125,053
83,349	Saudi Arabian Oil Co.	798,036
26,100	Shaanxi Coal Industry Co., Ltd.	32,263
2,000	Shanxi Meijin Energy Co., Ltd., Class A*	1,773
2,182	SK Innovation Co., Ltd.	259,010
1,806	S-Oil Corp.	79,619
296,404	Surgutneftegas PJSC	132,036
247,873	Surgutneftegas Prefernce	125,327
55,209	Tatneft PJSC	328,033
49,100	Thai Oil Public Co., Ltd.	49,713
4,521	Tupras-Turkiye Petrol Rafine*	46,627
28,345	Ultrapar Participacoes SA	97,268
70,000	Yanzhou Coal Mining Co.	52,173
1,194	YPF Sociedad Anonima, ADR*	4,263
		13,098,102
Paper & Forest Products (0.2%):
43,569	Empresas CMPC SA	91,593
85,700	Indah Kiat Pulp & Paper Corp Tbk PT	52,080
43,000	Lee & Man Paper Manufacturing, Ltd.	31,225
67,000	Nine Dragons Paper Holdings, Ltd.	84,236
19,634	Suzano SA*	159,261
		418,395
Personal Products (0.6%):
378	Amorepacific Corp.	18,927
1,189	Amorepacific Corp.	165,567

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
863	Amorepacific Group	$35,817
2,492	Colgate-Palmolive India, Ltd.	48,457
20,734	Dabur India, Ltd.	143,862
14,700	Godrej Consumer Products, Ltd.	144,858
27,000	Hengan International Group Co., Ltd.	196,289
351	LG Household & Health Care, Ltd.	435,828
60	LG Household & Health Care, Ltd.	36,370
16,791	Marico, Ltd.	82,889
29,667	Natura & Co. Holding SA*	270,123
		1,578,987
Pharmaceuticals (1.5%):
16,178	Aspen Pharmacare Holdings, Ltd.*	115,135
1,000	Asymchem Laboratories Tianjin Co., Ltd., Class A	38,916
11,197	Aurobindo Pharma, Ltd.	121,355
900	Betta Pharmaceuticals Co., Ltd.	15,126
2,400	CanSino Biologics, Inc., Class H*	51,862
1,200	Changchun High & New Technology Industry Group, Inc., Class A	65,371
1,500	Chengdu Kanghong Pharmaceutical Group Co., Ltd.	10,074
56,000	China Medical System Holdings, Ltd.	62,157
210,000	China Pharmaceutical Enterprise & Investment Corp.	407,499
80,500	China Resources Pharmaceutical	41,414
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	41,933
11,126	Cipla, Ltd.	117,379
4,443	Dr Reddy’s Laboratories, Ltd.	312,622
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	12,900
263	Hanmi Pharm Co., Ltd.	61,462
42,000	Hansoh Pharmaceutical Group Co., Ltd.*	205,693
2,773	Hutchison China MediTech, Ltd., ADR*	89,568
15,104	Hypera SA	80,207
13,656	Jiangsu Hengrui Medicine Co., Ltd.	180,768
7,523	Lupin, Ltd.	102,810
61,500	Luye Pharma Group, Ltd.	35,790
2,080	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	13,732
3,371	Piramal Enterprises, Ltd.	57,314
881,600	PT Kalbe Farma Tbk	92,328
5,856	Richter Gedeon Nyrt	123,739
5,700	Shanghai Fosun Pharmaceutical Group Co., Ltd.	41,566
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	71,399
4,800	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	19,042
1,151	Shin Poong Pharmaceutical Co., Ltd.*	124,414
401,750	Sino Biopharmaceutical, Ltd.	440,356
30,000	SSY Group, Ltd.	17,145
32,087	Sun Pharmaceutical Industries, Ltd.	218,417
1,998	Torrent Pharmaceuticals, Ltd.	76,183
1,876	Yuhan Corp.	102,366
3,600	Yunnan Baiyao Group Co., Ltd.	54,069
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	46,750
35,100	Zhejiang Conba Pharmaceutical Co., Ltd.*	26,864
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	30,187

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,600	Zhejiang NHU Co., Ltd., Class A	$15,761
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	4,130
		3,745,803
Professional Services (0.0%†):
1,148	51job, Inc., ADR*	89,533
Real Estate Management & Development (2.3%):
50,000	Agile Group Holdings, Ltd.	65,700
170,399	Aldar Properties PJSC	93,333
291,100	Ayala Land, Inc.	178,390
78,422	Barwa Real Estate Co.	75,630
13,663	Cencosud Shopping SA	19,584
86,800	Central Pattana pcl	116,654
59,000	China Aoyuan Group, Ltd.	60,551
60,000	China Everbright Environment Group, Ltd.^	153,414
12,350	China Fortune Land Development Co., Ltd.	27,556
218,000	China Jinmao Holdings Group, Ltd.	120,688
4,900	China Merchants Property Operation & Service Co., Ltd., Class A	19,034
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	53,741
142,500	China Overseas Land & Investment, Ltd.	359,396
55,000	China Overseas Property Holdings, Ltd.	45,093
120,000	China Resources Land, Ltd.	545,755
26,600	China Vanke Co., Ltd., Class A	109,808
60,800	China Vanke Co., Ltd., Class H	186,529
140,000	CIFI Holdings Group Co., Ltd.	103,444
302,000	Country Garden Holdings Co., Ltd.	372,116
14,300	Dar Al Arkan Real Estate Development Co.*	35,742
25,683	DLF, Ltd.	53,438
9,596	Emaar Economic City*	25,746
100,129	Emaar Malls PJSC*	40,683
141,286	Emaar Properties PJSC*	107,494
6,000	Future Land Holdings Co., Ltd.	30,890
10,300	Gemdale Corp., Class A	22,026
17,700	Greenland Holdings Corp., Ltd.	16,617
48,400	Guangzhou R&F Properties Co., Ltd., Class H	62,522
28,600	Highwealth Construction Corp.	42,566
12,500	Jinke Properties Group Co., Ltd., Class A	16,624
116,000	Kaisa Group Holdings, Ltd.	59,548
3,610	KE Holdings, Inc., ADR*	221,293
51,000	KWG Group Holdings, Ltd.	87,238
357,000	Land & Houses Public Co., Ltd.	76,743
60,000	Logan Property Holdings Co., Ltd.	95,193
69,500	Longfor Group Holdings, Ltd.	390,674
363,000	Megaworld Corp.*	22,228
15,106	Multiplan Empreendimentos Imobiliarios SA	52,268
13,626	NEPI Rockcastle plc	56,052
4,800	Poly Property Services Co., Ltd., Class H	37,409
30,600	Poly Real Estate Group Co., Ltd., Class A	71,450
61,100	Robinsons Land Corp.	17,977
28,560	Ruentex Development Co., Ltd.	38,412
84,000	Seazen Group, Ltd.	71,648
3,800	Shanghai Industrial Urban Development Group, Ltd.	364
44,500	Shanghai Lujiazue	37,289

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
156,000	Shenzhen Investment, Ltd.	$45,577
49,000	Shimao Property Holdings, Ltd.	203,633
139,000	Sino-Ocean Group Holding, Ltd.	28,083
363,100	SM Prime Holdings, Inc.	220,864
60,000	Soho China, Ltd.*	16,199
95,000	Sunac China Holdings, Ltd.	373,197
43,000	The Wharf Holdings, Ltd.	85,937
56,700	Xinhu Zhongbao Co., Ltd., Class A	28,094
188,000	Yuexiu Property Co., Ltd.	36,785
89,000	Yuzhou Group Holdings Co., Ltd.	35,314
62,000	Zhenro Properties Group, Ltd.	38,043
		5,608,276
Road & Rail (0.2%):
303,300	BTS Group Holdings pcl	91,053
235	CJ Logistics Corp.*	35,461
10,239	Container Corp. of India, Ltd.	50,913
45,699	Daqin Railway Co., Ltd., Class A	42,767
22,041	Localiza Rent a Car SA	222,432
45,706	Rumo SA*	155,134
		597,760
Semiconductors & Semiconductor Equipment (8.0%):
126,465	ASE Technology Holding Co., Ltd.	259,880
1,000	ASMedia Technology, Inc.	50,728
36,500	GCL System Integration Technology Co., Ltd.*	20,281
540	Gigadevice Semiconductor Beijing, Inc., Class A	13,791
9,000	Globalwafers Co., Ltd.	119,824
18,000	Hua Hong Semiconductor, Ltd.*	69,511
7,800	Longi Green Energy Technology Co., Ltd.	86,029
57,000	MediaTek, Inc.	1,202,037
47,000	Nanya Technology Corp.	93,463
20,000	Novatek Microelectronics Corp.	184,402
6,000	Phison Electronics Corp.	55,068
24,000	Powertech Technology, Inc.	71,747
20,000	Realtek Semiconductor Corp.	256,011
9,700	Sanan Optoelectronics Co., Ltd., Class A	34,937
138,300	Semiconductor Manufacturing International Corp.*	327,813
400	SG Micro Corp., Class A	17,656
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	32,358
3,000	Silergy Corp.	177,519
20,758	SK Hynix, Inc.	1,489,677
930,000	Taiwan Semiconductor Manufacturing Co., Ltd.	13,968,239
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	34,866
10,600	Tianshui Huatian Technology Co., Ltd., Class A	21,422
400	Unigroup Guoxin Microelectronics Co., Ltd., Class A	7,027
420,000	United Microelectronics Corp.	411,705
36,000	Vanguard International Semiconductor Corp.	120,125
1,300	Will Semiconductor, Ltd., Class A	34,058
12,000	Win Semiconductors Corp.	119,441
76,000	Winbond Electronics Corp.	36,816
146,000	Xinyi Solar Holdings, Ltd.	233,718
		19,550,149

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (0.4%):
8,800	360 Security Technology, Inc., Class A	$21,473
1,000	Beijing Shiji Information Technology Co., Ltd., Class A	5,647
900	China National Software & Service Co., Ltd., Class A	11,021
802	Douzone Bizon Co., Ltd.	71,980
1,355	Globant SA*	242,843
3,400	Glodon Co., Ltd., Class A	36,564
1,950	Hundsun Technologies, Inc.	28,379
8,500	Iflytek Co., Ltd.	42,900
84,000	Kingdee International Software Group Co., Ltd.	218,306
32,000	Kingsoft Corp., Ltd.	161,256
700	Sangfor Technologies, Inc., Class A	21,793
3,400	Shanghai Baosight Software Co., Ltd.	36,160
7,150	Yonyou Network Technology Co., Ltd.	40,249
		938,571
Specialty Retail (0.5%):
247,600	Ace Hardware Indonesia Tbk PT	26,526
2,316	FF Group*	27
381,000	GOME Retail Holdings, Ltd.*^	50,444
225,000	Home Product Center Public Co., Ltd.	102,454
12,000	Hotai Motor Co., Ltd.	267,797
1,292	Hotel Shilla Co., Ltd.	83,392
2,192	Jarir Marketing Co.	109,554
3,482	Jumbo SA	61,180
9,879	Mr Price Group, Ltd.	77,789
18,364	Pepkor Holdings, Ltd.	12,215
27,899	Petrobras Distribuidora SA	100,109
17,100	Suning.com Co., Ltd., Class A	22,868
45,000	Topsports International Holdings, Ltd.	62,261
45,177	Via Varejo SA*	139,582
23,000	Zhongsheng Group Holdings, Ltd.	144,566
		1,260,764
Technology Hardware, Storage & Peripherals (5.1%):
111,000	Acer, Inc.	95,604
15,616	Advantech Co., Ltd.	157,044
26,000	Asustek Computer, Inc.	228,520
80,300	BOE Technology Group Co., Ltd., Class A	58,282
28,000	Catcher Technology Co., Ltd.	176,297
25,360	Chicony Electronics Co., Ltd.	73,960
12,500	China Greatwall Technology Group Co., Ltd., Class A	29,541
139,000	Compal Electronics, Inc.	91,710
3,100	Dawning Information Industry Co., Ltd.	17,255
37,199	Focus Media Information Technology Co., Ltd., Class A	44,281
11,400	GRG Banking Equipment Co., Ltd., Class A	20,368
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	14,157
103,000	Inventec Corp.	80,116
17,400	Legend Holdings Corp., Class H	21,194
294,000	Lenovo Group, Ltd.	195,387
86,000	Lite-On Technology Corp.	136,945
24,000	Micro-Star International Co., Ltd.	110,895
5,000	Ninestar Corp.	21,016
67,000	Pegatron Corp.	148,071
113,000	Quanta Computer, Inc.	296,054

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
180,049	Samsung Electronics Co., Ltd.	$9,073,443
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	18,559
112,863	Wistron Corp.	116,799
3,000	Wiwynn Corp.	68,147
394,600	Xiaomi Corp., Class B*	1,053,956
		12,347,601
Textiles, Apparel & Luxury Goods (0.9%):
42,000	Anta Sports Products, Ltd.	435,291
116,000	Bosideng International Holdings, Ltd.	36,105
8,220	Eclat Textile Co., Ltd.	102,520
15,000	Feng Tay Enterprise Co., Ltd.	90,339
1,622	Fila Korea, Ltd.	50,375
19,000	Formosta Taffeta Co., Ltd.	20,570
83,000	Li Ning Co., Ltd.	389,480
52	LPP SA*	88,266
236	Page Industries, Ltd.	68,302
83,000	Pou Chen Corp.	75,259
30,200	Shenzhou International Group	512,821
12,833	Titan Co., Ltd.	209,898
		2,079,226
Thrifts & Mortgage Finance (0.6%):
62,307	Housing Development Finance Corp., Ltd.	1,478,865
10,552	LIC Housing Finance, Ltd.	39,726
		1,518,591
Tobacco (0.3%):
43,949	Eastern Co. SAE	33,669
307,300	Hanjaya Mandala Sampoerna Tbk PT	29,076
110,667	ITC, Ltd.	257,737
4,417	KT&G Corp.	311,881
12,100	PT Gudang Garam Tbk*	32,709
		665,072
Trading Companies & Distributors (0.0%†):
7,500	BOC Aviation, Ltd.	51,093
2,050	Posco International Corp.	23,781
		74,874
Transportation Infrastructure (0.6%):
18,445	Adani Ports & Special Economic Zone, Ltd.	85,872
160,200	Airports of Thailand Public Co., Ltd.	286,723
291,400	Bangkok Expressway & Metro	78,748
74,000	Beijing Capital International Airport Co., Ltd.	44,600
44,194	CCR SA	99,713
47,228	China Merchants Port Holdings Co., Ltd.	48,228
80,000	COSCO SHIPPING Ports, Ltd.	45,707
8,587	Grupo Aeroportuario de Sur*	99,759
15,047	Grupo Aeroporturaio del Pacifico SAB de C.V.	120,824
11,100	Guangzhou Baiyun International Airport Co., Ltd., Class A	22,262
46,190	International Container Terminal Services, Inc.	104,869
64,000	Jiangsu Expressway Co., Ltd., Series H, Class H	64,446
28,300	Malaysia Airports Holdings Berhad	32,443
9,118	Promotora Y Operadora de Infraestructura SAB de CV*	64,504
3,000	Shanghai International Air	30,257
35,399	Shanghai International Port Group Co., Ltd.	21,740

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
44,000	Shenzhen Expressway Co., Ltd., Class H	$38,267
35,000	Shenzhen International Holdings, Ltd.	55,789
87,000	Taiwan High Speed Rail Corp.	95,144
33,400	Westports Holding Berhad	31,062
76,000	Zhejiang Expressway Co., Ltd.	54,913
		1,525,870
Water Utilities (0.2%):
130,347	Aguas Andinas SA, Class A	36,536
186,000	Beijing Enterprises Water Group, Ltd.	72,110
13,691	Cia Saneamento Basico Do Estado de Sao Paulo	114,102
108,000	Guangdong Investment, Ltd.	171,484
		394,232
Wireless Telecommunication Services (2.0%):
45,500	Advanced Info Service Public Co., Ltd.	246,357
1,273,179	America Movil SAB de C.V., Series L	799,484
128,300	Axiata Group Berhad	91,418
46,689	Bharti Airtel, Ltd.	267,434
229,000	China Mobile, Ltd.	1,472,208
98,000	China United Network Communications, Ltd.	70,012
126,100	DIGI.com Berhad	122,621
4,626	Empresa Nacional de Telecomunicaciones SA	28,810
15,756	Etihad Etisalat Co.*	120,009
58,000	Far EasTone Telecommunications Co., Ltd.	122,230
1,005	Globe Telecom, Inc.	43,129
90,400	Intouch Holdings Public Co., Ltd.	146,842
92,900	Maxis Berhad	113,712
14,942	Mobile TeleSystems PJSC, ADR	130,444
58,041	MTN Group, Ltd.	195,365
3,620	PLDT, Inc.	99,954
1,439	SK Telecom Co., Ltd.	292,720
56,000	Taiwan Mobile Co., Ltd.	186,950
27,636	Tim Participacoes SA	64,273
36,500	Total Access Communication Public Co., Ltd.	37,420
40,565	Turkcell Iletisim Hizmetleri AS	79,846
21,658	Vodacom Group, Ltd.	159,284
145,200	XL Axiata Tbk PT	19,948
		4,910,470
Total Common Stocks (Cost $181,166,371)		238,079,753
Preferred Stocks (1.3%):
Automobiles (0.0%†):
1,265	Hyundai Motor Co., Ltd., 3.52%, 6/29/20	95,303
Banks (0.5%):
168,884	Banco Bradesco SA, 0.89%, 1/3/20	583,748
182,164	Itau Unibanco Holding SA, Series S, 0.80%, 1/5/21	729,889
		1,313,637
Chemicals (0.0%†):
8,754	Braskem SA, Class A, 4.04%, 10/7/20	32,410
Electric Utilities (0.0%†):
3,360	Cia Paranaense de Energia, Class B, 0.61%	37,103
Metals & Mining (0.1%):
42,438	Gerdau SA, 0.34%, 3/6/20	157,192

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Multiline Retail (0.1%):
29,978	Lojas Americanas SA, 0.05%, 1/11/21	$151,558
Technology Hardware, Storage & Peripherals (0.6%):
31,233	Samsung Electronics Co., Ltd., 2.11%, 3/30/20	1,347,719
Total Preferred Stocks (Cost $3,724,049)		3,134,922
Warrant (0.0%†):
Consumer Finance (0.0%†):
1,108	Srisawad Corp. pcl, 8/29/25	409
Total Warrant (Cost $–)		409
Rights (0.0%†):
Construction Materials (0.0%†):
4,144	Siam Cement Nvdr, Expires on 12/31/49*(a)	–
Insurance (0.0%†):
5,666	Shin Kong Financial, Expires on 8/26/20*(a)	–
Total Rights (Cost $–)		–
Short-Term Securities Held as Collateral for Securities on Loan (0.7%):
1,625,070	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	1,625,070
Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,625,070)		1,625,070
Unaffiliated Investment Companies (0.4%):

Money Markets (0.4%):
1,050,344	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	1,050,344
Total Unaffiliated Investment Companies (Cost $1,050,344)		1,050,344
Total Investment Securities (Cost $187,565,834) - 100.0%		243,890,498
Net other assets (liabilities) - 0.0%†		(52,252)

Net Assets - 100.0%		$243,838,246

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $1,531,172.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—“ are either $0 or round less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage
Argentina	—% †
Bermuda	0.1%
Brazil	4.5%
Cayman Islands	1.1%
Chile	0.5%
China	36.0%
Colombia	0.2%
Czech Republic	0.1%
Egypt	0.1%
Greece	0.1%
Hong Kong	4.2%
Hungary	0.2%
India	8.2%
Indonesia	1.2%
Luxembourg	0.1%
Malaysia	1.7%
Mexico	1.6%
Pakistan	—% †
Peru	—% †
Philippines	0.7%
Poland	0.6%
Qatar	0.8%
Republic of Korea (South)	12.0%
Romania	—% †
Russian Federation	3.0%
Saudi Arabia	2.8%
Singapore	—% †
South Africa	3.4%
Switzerland	0.1%
Taiwan, Province Of China	12.5%
Thailand	1.8%
Turkey	0.3%
United Arab Emirates	0.6%
United States	1.5%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/18/20	55	$2,993,375	$61,080

				$61,080

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.3%):
3,781	Airbus SE	$274,409
21,226	BAE Systems plc	131,269
3,541	Boeing Co. (The)	585,186
1,996	CAE, Inc.	29,204
22	Dassault Aviation SA	18,672
203	Elbit Systems, Ltd.	24,669
1,631	General Dynamics Corp.	225,779
333	HEICO Corp.	34,852
551	HEICO Corp., Class A	48,852
2,939	Howmet Aerospace, Inc.*	49,140
307	Huntington Ingalls Industries, Inc.	43,210
1,397	L3harris Technologies, Inc.	237,266
401	Leonardo SpA	2,344
1,640	Lockheed Martin Corp.	628,580
386	MTU Aero Engines AG	64,191
1,051	Northrop Grumman Corp.	331,580
10,031	Raytheon Technologies Corp.	577,184
12,793	Rolls-Royce Holdings plc^	21,223
2,146	Safran SA*	211,149
13,200	Singapore Technologies Engineering, Ltd.	33,649
244	Teledyne Technologies, Inc.*	75,691
1,337	Textron, Inc.	48,252
588	Thales SA	44,023
324	TransDigm Group, Inc.	153,939
		3,894,313
Air Freight & Logistics (0.6%):
6,608	Bollore, Inc.	24,662
848	C.H. Robinson Worldwide, Inc.	86,657
6,548	Deutsche Post AG	298,559
1,094	Expeditors International of Washington, Inc.	99,029
1,642	FedEx Corp.	412,996
1,100	SG Holdings Co., Ltd.	57,180
4,647	United Parcel Service, Inc., Class B	774,330
691	XPO Logistics, Inc.*	58,500
1,800	Yamato Holdings Co., Ltd.	47,388
		1,859,301
Airlines (0.1%):
990	Air Canada*	11,667
1,000	ANA Holdings, Inc.^	23,173
1,221	Delta Air Lines, Inc.	37,338
1,823	Deutsche Lufthansa AG, Registered Shares*^	15,711
1,000	Japan Airlines Co., Ltd.	18,775
5,225	Qantas Airways, Ltd.	15,220
7,150	Singapore Airlines, Ltd.	18,280
1,013	Southwest Airlines Co.	37,988
		178,152
Auto Components (0.4%):
1,200	Aisin Sieki Co., Ltd.	38,373
1,809	Aptiv plc	165,849
624	Autoliv, Inc.	45,477
1,542	BorgWarner, Inc.	59,737
3,800	Bridgestone Corp.	120,047
1,124	Compagnie Generale des Establissements Michelin SCA, Class B	120,258
691	Continental AG	74,899
2,800	Denso Corp.	122,666
608	Faurecia SA	26,253
800	Koito Manufacturing Co., Ltd.	40,790
442	Lear Corp.	48,200
1,919	Magna Internationl, Inc.	87,821
800	NGK Spark Plug Co., Ltd.	13,958

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
784	Pirelli & C SpA*	$3,358
600	Stanley Electric Co., Ltd.	17,220
4,300	Sumitomo Electric Industries, Ltd.	48,325
700	Sumitomo Rubber Industries, Ltd.	6,494
300	Toyoda Gosei Co., Ltd.	6,877
1,100	Toyota Industries Corp.	69,566
1,269	Valeo SA	38,780
1,100	Yokohama Rubber Co., Ltd. (The)	15,658
		1,170,606
Automobiles (1.6%):
2,218	Bayerische Motoren Werke AG (BMW)	161,029
5,593	Daimler AG, Registered Shares	301,540
833	Ferrari NV	152,458
6,550	Fiat Chrysler Automobiles NV	80,177
26,246	Ford Motor Co.	174,798
8,240	General Motors Co.	243,822
10,900	Honda Motor Co., Ltd.	257,211
4,200	Isuzu Motors, Ltd.	36,800
4,500	Mazda Motor Corp.	26,317
3,000	Mitsubishi Motors Corp.	6,623
14,100	Nissan Motor Co., Ltd.*	50,121
3,490	PSA Peugeot Citroen SA*	62,918
1,438	Renault SA*	37,113
3,800	Subaru Corp.	73,778
2,300	Suzuki Motor Corp.	98,527
4,880	Tesla, Inc.*	2,093,569
14,000	Toyota Motor Corp.	926,085
236	Volkswagen AG*	41,251
2,100	Yamaha Motor Co., Ltd.	30,540
		4,854,677
Banks (4.9%):
3,369	ABN AMRO Group NV*	28,168
1,000	Aozora Bank, Ltd.^	16,621
18,743	Australia & New Zealand Banking Group, Ltd.	231,996
44,964	Banco Bilbao Vizcaya Argentaria SA	124,255
109,998	Banco Santander SA	204,896
8,039	Bank Hapoalim BM	42,944
10,693	Bank Leumi Le-Israel Corp.	47,070
51,397	Bank of America Corp.	1,238,154
11,200	Bank of East Asia, Ltd. (The)^	20,649
200	Bank of Kyoto, Ltd. (The)	9,663
4,213	Bank of Montreal	246,312
7,965	Bank of Nova Scotia^	330,948
5,419	Bankinter SA	23,313
221	Banque Cantonale Vaudois, Registered Shares	22,410
116,552	Barclays plc	146,637
7,240	BNP Paribas SA	262,244
24,500	BOC Hong Kong Holdings, Ltd.	64,995
20,425	CaixaBank SA	43,302
2,879	Canadian Imperial Bank of Commerce	215,222
2,800	Chiba Bank, Ltd. (The)	15,454
13,643	Citigroup, Inc.	588,150
2,688	Citizens Financial Group, Inc.	67,953
735	Comerica, Inc.	28,114
4,941	Commerzbank AG	24,282
11,717	Commonwealth Bank of Australia	535,408
8,400	Concordia Financial Group, Ltd.	29,285
6,960	Credit Agricole SA	60,828
3,893	Danske Bank A/S	52,744
11,900	DBS Group Holdings, Ltd.	175,073
6,348	DNB ASA*	87,726
1,112	East West Bancorp, Inc.	36,407

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,649	Erste Group Bank AG*	$34,482
4,520	Fifth Third Bancorp	96,366
3,510	Finecobank Banca Fineco SpA	48,291
1,119	First Republic Bank	122,038
1,400	Fukuoka Financial Group, Inc.	23,574
4,900	Hang Seng Bank, Ltd.	72,737
134,459	HSBC Holdings plc	522,264
7,420	Huntington Bancshares, Inc.	68,041
24,884	ING Groep NV*	176,179
107,875	Intesa Sanpaolo SpA*	202,535
7,605	Isreal Discount Bank	20,510
1,400	Japan Post Bank Co., Ltd.	10,936
19,991	JPMorgan Chase & Co.	1,924,534
1,732	KBC Group NV	86,716
6,122	KeyCorp	73,035
441,813	Lloyds Banking Group plc*	149,903
862	M&T Bank Corp.	79,382
3,600	Mebuki Financial Group, Inc.	8,169
4,869	Mediobanca SpA	38,177
80,300	Mitsubishi UFJ Financial Group, Inc.^	318,710
1,110	Mizrahi Tefahot Bank, Ltd.	19,680
15,650	Mizuho Financial Group, Inc.^	195,520
21,417	National Australia Bank, Ltd.	273,209
2,289	National Bank of Canada^	113,711
35,584	Natwest Group plc	48,578
21,792	Nordea Bank AB*	166,067
23,700	Oversea-Chinese Banking Corp., Ltd.	147,280
3,124	People’s United Financial, Inc.	32,208
2,841	PNC Financial Services Group, Inc. (The)	312,254
1,228	Raiffeisen International Bank-Holding AG*	18,770
5,891	Regions Financial Corp.	67,923
16,000	Resona Holdings, Inc.^	54,537
9,426	Royal Bank of Canada	661,886
2,100	Seven Bank, Ltd.^	5,092
300	Shinsei Bank, Ltd.	3,718
3,700	Shizuoka Bank, Ltd. (The)	25,594
416	Signature Bank	34,524
10,530	Skandinaviska Enskilda Banken AB, Class A*	93,249
4,809	Societe Generale	63,628
16,290	Standard Chartered plc	74,669
8,500	Sumitomo Mitsui Financial Group, Inc.^	236,556
1,900	Sumitomo Mitsui Trust Holdings, Inc.	50,565
325	SVB Financial Group*	78,202
9,846	Svenska Handelsbanken AB, Class A*	82,728
5,915	Swedbank AB, Class A*	92,547
11,991	Toronto-Dominion Bank (The)	555,239
8,781	Truist Financial Corp.	334,117
8,810	U.S. Bancorp	315,839
14,486	Unicredit SpA	119,447
8,204	United Overseas Bank, Ltd.	115,199
25,781	Wells Fargo & Co.	606,111
24,134	Westpac Banking Corp.	291,142
1,310	Zions Bancorp	38,278
		14,425,869
Beverages (1.7%):
5,044	Anheuser-Busch InBev NV	272,230
2,700	Asahi Breweries, Ltd.	94,053
2,055	Brown-Forman Corp., Class B	154,783
10,000	Budweiser Brewing Co. APAC, Ltd.	29,213
694	Carlsberg A/S, Class B	93,466
3,938	Coca-Cola Amatil, Ltd.	26,846

Shares		Fair Value
Common Stocks, continued
Beverages, continued
600	Coca-Cola Bottlers Japan Holdings, Inc.	$10,045
26,978	Coca-Cola Co. (The)	1,331,904
1,380	Coca-Cola European Partners plc	54,266
1,242	Coca-Cola HBC AG	30,695
1,069	Constellation Brands, Inc., Class C	202,586
4,404	David Campari-Milano NV	48,129
15,301	Diageo plc	524,086
732	Heineken Holding NV	56,961
1,738	Heineken NV	154,430
400	ITO EN, Ltd.	28,542
2,060	Keurig Dr Pepper, Inc.	56,856
5,200	Kirin Holdings Co., Ltd.	97,680
1,411	Molson Coors Brewing Co., Class B	47,353
2,572	Monster Beverage Corp.*	206,274
9,088	PepsiCo, Inc.	1,259,597
1,398	Pernod Ricard SA	223,079
103	Remy Cointreau SA^	18,799
1,100	Suntory Beverage & Food, Ltd.	41,350
5,399	Treasury Wine Estates, Ltd.	34,634
		5,097,857
Biotechnology (1.9%):
11,691	AbbVie, Inc.	1,024,014
1,454	Alexion Pharmaceuticals, Inc.*	166,381
705	Alnylam Pharmaceuticals, Inc.*	102,648
3,843	Amgen, Inc.	976,737
295	Argenx SE*	77,697
272	BeiGene, Ltd., ADR*	77,912
1,079	Biogen, Inc.*	306,091
1,263	BioMarin Pharmaceutical, Inc.*	96,089
3,004	CSL, Ltd.	618,822
889	Exact Sciences Corp.*	90,634
246	Galapagos NV*	34,937
442	Genmab A/S*	160,529
8,364	Gilead Sciences, Inc.	528,521
2,223	Grifols SA^	64,058
1,213	Incyte Corp.*	108,855
994	Ionis Pharmaceuticals, Inc.*	47,165
1,805	Moderna, Inc.*	127,704
515	Neurocrine Biosciences, Inc.*	49,522
700	Peptidream, Inc.*	32,895
658	Regeneron Pharmaceuticals, Inc.*	368,335
458	Sarepta Therapeutics, Inc.*	64,317
807	Seattle Genetics, Inc.*	157,922
1,690	Vertex Pharmaceuticals, Inc.*	459,883
		5,741,668
Building Products (0.7%):
1,044	A.O. Smith Corp.	55,123
1,400	AGC, Inc.	41,007
548	Allegion plc	54,203
6,481	ASSA Abloy AB, Class B	151,337
5,478	Carrier Global Corp.	167,298
3,551	Compagnie de Saint-Gobain SA	149,073
1,600	Daikin Industries, Ltd.	295,067
861	Fortune Brands Home & Security, Inc.	74,494
247	Geberit AG, Registered Shares	146,395
4,805	Johnson Controls International plc	196,284
964	Kingspan Group plc*	87,668
205	Lennox International, Inc.	55,885
2,000	Lixil Group Corp.	40,219
1,851	Masco Corp.	102,046
1,748	Nibe Industrier AB, Class B*	45,071
811	Owens Corning	55,805
700	TOTO, Ltd.	32,122

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,747	Trane Technologies plc	$211,824
		1,960,921
Capital Markets (2.7%):
5,939	3i Group plc	76,222
763	Ameriprise Financial, Inc.	117,586
372	Amundi SA	26,222
1,269	Apollo Global Management, Inc.	56,788
1,244	ASX, Ltd.	72,849
5,333	Bank of New York Mellon Corp. (The)	183,135
1,009	BlackRock, Inc., Class A+	568,623
4,345	Blackstone Group, Inc. (The), Class A	226,809
8,854	Brookfield Asset Management, Inc., Class A	293,005
655	Cboe Global Markets, Inc.	57,470
7,745	Charles Schwab Corp. (The)	280,601
1,918	CI Financial Corp.	24,332
2,372	CME Group, Inc.	396,859
16,365	Credit Suisse Group AG	163,838
8,500	Daiwa Securities Group, Inc.^	35,681
13,670	Deutsche Bank AG, Registered Shares*	115,242
1,237	Deutsche Boerse AG	217,214
1,442	E*TRADE Financial Corp.	72,172
1,745	EQT AB	33,786
244	FactSet Research Systems, Inc.	81,711
2,272	Franklin Resources, Inc.	46,235
2,149	Goldman Sachs Group, Inc.	431,885
2,274	Hargreaves Lansdown plc	45,575
8,000	Hong Kong Exchanges & Clearing, Ltd.	376,047
246	IGM Financial, Inc.^	5,641
3,663	Intercontinental Exchange, Inc.	366,483
2,923	Invesco, Ltd.	33,351
3,100	Japan Exchange Group, Inc.^	86,764
1,376	Julius Baer Group, Ltd.	58,677
3,196	KKR & Co., Inc., Class A	109,751
2,065	London Stock Exchange Group plc	236,192
2,239	Macquarie Group, Ltd.	192,285
973	Magellan Financial Group, Ltd.	39,648
252	MarketAxess Holdings, Inc.	121,361
1,103	Moody’s Corp.	319,705
7,646	Morgan Stanley	369,684
580	MSCI, Inc., Class A	206,932
733	Nasdaq, Inc.	89,946
7,385	Natixis	16,596
21,300	Nomura Holdings, Inc.	97,179
1,323	Northern Trust Corp.	103,154
123	Partners Group Holding AG	113,212
787	Raymond James Financial, Inc.	57,262
1,572	S&P Global, Inc.	566,863
1,800	SBI Holdings, Inc.	46,583
935	Schroders plc	32,580
981	SEI Investments Co.	49,756
3,200	Singapore Exchange, Ltd.	21,540
3,996	St. James Place plc	47,739
2,376	State Street Corp.	140,968
1,492	T. Rowe Price Group, Inc.	191,304
1,633	TD Ameritrade Holding Corp.	63,932
413	TMX Group, Ltd.	42,479
599	Tradeweb Markets, Inc., Class A	34,742
24,266	UBS Group AG	270,970
		8,133,166
Chemicals (2.4%):
3,124	Air Liquide SA	495,665
1,461	Air Products & Chemicals, Inc.	435,174

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
800	Air Water, Inc.	$10,824
1,326	Akzo Nobel NV	134,274
637	Albemarle Corp.	56,871
367	Arkema SA	38,930
7,500	Asahi Kasei Corp.	65,480
1,522	Axalta Coating Systems, Ltd.*	33,743
6,065	BASF SE	369,278
740	Celanese Corp., Series A	79,513
1,625	CF Industries Holdings, Inc.	49,904
657	Christian Hansen Holding A/S	73,034
1,528	Clariant AG	30,050
4,853	Corteva, Inc.	139,815
1,000	Covestro AG	49,646
936	Croda International plc	75,555
1,000	Daicel Corp.	7,208
4,723	Dow, Inc.	222,217
4,782	DuPont de Nemours, Inc.	265,305
814	Eastman Chemical Co.	63,590
1,688	Ecolab, Inc.	337,330
48	EMS-Chemie Holding AG	43,081
1,423	Evonik Industries AG	36,861
831	FMC Corp.	88,011
336	Fuchs Petrolub AG	17,085
59	Givaudan SA, Registered Shares	254,360
5,617	ICL Group, Ltd.	19,840
625	International Flavors & Fragrances, Inc.	76,531
1,443	Johnson Matthey plc	43,628
900	JSR Corp.	21,350
1,300	Kansai Paint Co., Ltd.	32,294
1,135	Koninklijke DSM NV	187,021
2,600	Kuraray Co., Ltd.	25,254
629	Lanxess AG	36,095
3,471	Linde plc	826,549
1,758	LyondellBasell Industries NV, Class A	123,921
9,900	Mitsubishi Chemical Holdings Corp.^	57,168
1,400	Mitsubishi Gas Chemical Co., Inc.	25,977
1,400	Mitsui Chemicals, Inc.	33,872
2,751	Mosaic Co. (The)	50,261
900	Nippon Paint Holdings Co., Ltd.	92,632
1,100	Nippon Sanso Holdings Corp.	17,006
700	Nissan Chemical Corp.	37,346
900	Nitto Denko Corp.	58,683
1,417	Novozymes A/S, Class B	89,146
3,774	Nutrien, Ltd.^	147,995
2,876	Orica, Ltd.	31,862
1,593	PPG Industries, Inc.	194,473
780	RPM International, Inc.	64,615
545	Sherwin Williams Co.	379,724
2,400	Shin-Etsu Chemical Co., Ltd.	313,296
1,100	Showa Denko K.K.	20,165
951	Sika AG	233,695
411	Solvay SA	35,339
11,600	Sumitomo Chemical Co., Ltd.	38,415
841	Symrise AG	116,331
1,500	Teijin, Ltd.	23,261
10,400	Toray Industries, Inc.	47,565
2,000	Tosoh Corp.	32,523
1,478	Umicore SA	61,534
985	Yara International ASA	37,948
		7,106,119
Commercial Services & Supplies (0.5%):
9,779	Brambles, Ltd.	73,602
581	Cintas Corp.	193,374
1,381	Copart, Inc.*	145,226

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,800	Dai Nippon Printing Co., Ltd.	$36,465
1,776	Edenred	79,671
400	Park24 Co., Ltd.	6,458
11,407	Rentokil Initial plc*	78,491
1,442	Republic Services, Inc., Class A	134,611
803	Ritchie Bros Auctioneers, Inc.	47,629
1,110	Rollins, Inc.	60,151
1,300	SECOM Co., Ltd.	118,804
2,224	Securitas AB, Class B*	34,051
600	Sohgo Security Services Co., Ltd.	28,594
2,100	Toppan Printing Co., Ltd.	29,582
1,766	Waste Connections, Inc.	183,311
2,746	Waste Management, Inc.	310,765
		1,560,785
Communications Equipment (0.7%):
403	Arista Networks, Inc.*	83,393
27,703	Cisco Systems, Inc.	1,091,220
352	F5 Networks, Inc.*	43,215
1,971	Juniper Networks, Inc.	42,377
1,158	Motorola Solutions, Inc.	181,586
38,582	Nokia OYJ*	151,207
638	Palo Alto Networks, Inc.*	156,151
19,664	Telefonaktiebolaget LM Ericsson, Class B	215,089
		1,964,238
Construction & Engineering (0.3%):
1,665	ACS Actividades de Construccion y Servicios SA	37,720
1,273	Bouygues SA	44,128
572	Cimic Group, Ltd.*	7,619
582	Eiffage SA	47,429
3,382	Ferrovial SA	82,035
206	Hochtief AG	16,035
874	Jacobs Engineering Group, Inc.	81,081
1,800	JGC Holdings Corp.	18,699
3,500	Kajima Corp.	41,926
4,900	Obayashi Corp.	44,416
4,500	Shimizu Corp.	33,751
1,796	Skanska AB, Class B*	37,858
1,000	Taisei Corp.	33,700
3,361	Vinci SA	280,309
820	WSP Global, Inc.	53,854
		860,560
Construction Materials (0.2%):
5,356	CRH plc	193,387
889	HeidelbergCement AG	54,526
2,604	James Hardie Industries SE	62,011
3,352	LafargeHolcim, Ltd., Registered Shares	152,837
394	Martin Marietta Materials, Inc.	92,732
1,000	Taiheiyo Cement Corp.	25,525
856	Vulcan Materials Co.	116,022
		697,040
Consumer Finance (0.3%):
1,300	ACOM Co., Ltd.	5,633
2,209	Ally Financial, Inc.	55,380
4,546	American Express Co.	455,736
3,010	Capital One Financial Corp.	216,299
2,144	Discover Financial Services	123,880
1	Isracard, Ltd.	1
3,709	Synchrony Financial	97,065
		953,994
Containers & Packaging (0.3%):
10,414	Amcor plc	115,075
502	Avery Dennison Corp.	64,176

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
2,067	Ball Corp.	$171,808
1,153	CCL Industries, Inc.	44,461
814	Crown Holdings, Inc.*	62,564
2,375	International Paper Co.	96,282
612	Packaging Corp. of America	66,739
1,174	Sealed Air Corp.	45,563
1,544	Smurfit Kappa Group plc	60,578
1,959	WestRock Co.	68,056
		795,302
Distributors (0.0%†):
927	Genuine Parts Co.	88,223
300	Jardine Cycle & Carriage, Ltd.	3,980
1,781	LKQ Corp.*	49,387
		141,590
Diversified Consumer Services (0.0%†):
300	Benesse Holdings, Inc.	7,704
Diversified Financial Services (0.9%):
25,594	AMP, Ltd.	24,082
9,174	Berkshire Hathaway, Inc., Class B*	1,953,511
2,365	Equitable Holdings, Inc.	43,138
114	Eurazeo Se*	6,169
818	EXOR NV	44,508
702	Groupe Bruxelles Lambert SA	63,264
753	Industrivarden AB, Class C	20,073
3,062	Investor AB, Class B	199,751
1,423	Kinnevik AB, Class B	57,627
387	L E Lundbergforetagen AB	19,151
19,143	M&G plc	39,172
4,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	18,966
662	Onex Corp.	29,535
8,500	ORIX Corp.	105,835
113	Sofina SA	30,825
13,340	Standard Life Aberdeen plc	38,831
200	Tokyo Century Corp.^	10,885
745	Voya Financial, Inc.	35,708
243	Wendel	22,040
		2,763,071
Diversified Telecommunication Services (1.6%):
46,965	AT&T, Inc.	1,338,972
845	BCE, Inc.	35,046
62,066	BT Group plc	78,860
2,141	Cellnex Telecom SAU	130,105
5,765	CenturyLink, Inc.	58,169
22,062	Deutsche Telekom AG, Registered Shares	369,542
1,031	Elisa OYJ	60,762
29,000	HKT Trust & HKT, Ltd.	38,422
104	Iliad SA	19,130
26,879	Koninklijke KPN NV	63,195
8,200	Nippon Telegraph & Telephone Corp.	167,788
13,510	Orange SA	140,562
32,000	PCCW, Ltd.	19,126
1,146	Proximus SADP	20,917
53,600	Singapore Telecommunications, Ltd.	83,635
13,956	Spark New Zealand, Ltd.	43,508
165	Swisscom AG, Registered Shares	87,548
48,285	Telecom Italia SpA	19,557
65,740	Telecom Italia SpA	26,303
3,616	Telefonica Deutschland Holding AG	9,274
31,903	Telefonica SA	109,409
4,437	Telenor ASA	74,384
16,020	Telia Co AB	65,908
23,866	Telstra Corp., Ltd.	47,599
3,020	TELUS Corp.	53,147

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,645	TPG Telecom, Ltd.*	$19,321
500	United Internet AG, Registered Shares	19,130
27,118	Verizon Communications, Inc.	1,613,250
		4,812,569
Electric Utilities (2.0%):
1,505	Alliant Energy Corp.	77,733
3,326	American Electric Power Co., Inc.	271,834
7,008	AusNet Services	9,484
3,700	Chubu Electric Power Co., Inc.	45,011
2,400	Chugoku Electric Power Co., Inc. (The)^	30,052
5,500	CK Infrastructure Holdings, Ltd.	25,739
10,500	CLP Holdings, Ltd.	97,877
4,852	Duke Energy Corp.	429,693
2,311	Edison International	117,491
18,415	EDP - Energias de Portugal SA	90,500
4,565	Electricite de France	48,288
226	Elia Group SA/NV	22,562
1,481	Emera, Inc.	60,846
2,089	Endesa SA	55,863
53,184	Enel SpA	461,749
1,282	Entergy Corp.	126,315
1,499	Evergy, Inc.	76,179
2,220	Eversource Energy	185,481
6,438	Exelon Corp.	230,223
3,449	FirstEnergy Corp.	99,021
3,118	Fortis, Inc.	127,493
2,566	Fortum OYJ	51,929
22,500	HK Electric Investments, Ltd.	23,239
2,263	Hydro One, Ltd.	47,966
39,319	Iberdrola SA	483,872
5,400	Kansai Electric Power Co., Inc. (The)	52,353
3,000	Kyushu Electric Power Co., Inc.	27,253
4,873	Mercury NZ, Ltd.	16,436
3,237	NextEra Energy, Inc.	898,463
1,470	OGE Energy Corp.	44,085
1,285	Orsted A/S	177,283
7,059	PG&E Corp.*	66,284
634	Pinnacle West Capital Corp.	47,265
10,500	Power Assets Holdings, Ltd.	55,226
5,303	PPL Corp.	144,295
1,850	Red Electrica Corp SA	34,708
6,397	Scottish & Southern Energy plc	99,574
2,532	Siemens Energy AG*	68,270
6,972	Southern Co. (The)	378,022
8,907	Terna SpA	62,397
3,500	Tohoku Electric Power Co., Inc.	35,076
11,600	Tokyo Electric Power Co. Holdings, Inc.*	31,896
561	Verbund AG, Class A	30,625
3,447	Xcel Energy, Inc.	237,877
		5,803,828
Electrical Equipment (0.9%):
11,919	ABB, Ltd.	302,169
1,525	AMETEK, Inc.	151,585
2,610	Eaton Corp. plc	266,298
3,829	Emerson Electric Co.	251,068
1,000	Fuji Electric Co., Ltd.	31,600
1,737	Legrand SA	138,654
36,347	Melrose Industries plc	53,618
12,200	Mitsubishi Electric Corp.	164,733
2,900	Nidec Corp.^	269,741
1,821	Prysmian SpA	52,943
733	Rockwell Automation, Inc.	161,758

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,660	Schneider Electric SA	$454,205
851	Sensata Technologies Holding plc*	36,712
1,384	Siemens Gamesa Renewable Energy	37,299
1,292	Vestas Wind Systems A/S	209,097
		2,581,480
Electronic Equipment, Instruments & Components (1.0%):
1,884	Amphenol Corp., Class A	203,981
592	Arrow Electronics, Inc.*	46,567
951	CDW Corp.	113,673
1,046	Cognex Corp.	68,095
5,235	Corning, Inc.	169,666
1,007	FLIR Systems, Inc.	36,101
2,299	Halma plc	69,280
1,000	Hamamatsu Photonics KK	50,395
1,832	Hexagon AB, Class B	138,513
205	Hirose Electric Co., Ltd.	26,398
6,200	Hitachi, Ltd.	209,526
442	Ingenico Group^	68,385
287	IPG Photonics Corp.*	48,781
1,200	Keyence Corp.	559,331
1,247	Keysight Technologies, Inc.*	123,179
2,100	Kyocera Corp.^	120,007
3,700	Murata Manufacturing Co., Ltd.	238,765
1,200	Omron Corp.	93,485
1,600	Shimadzu Corp.	48,818
800	TDK Corp.	87,495
2,114	TE Connectivity, Ltd.	206,622
1,563	Trimble, Inc.*	76,118
1,300	Venture Corp., Ltd.	18,437
1,300	Yaskawa Electric Corp.	50,774
1,800	Yokogawa Electric Corp.	28,600
348	Zebra Technologies Corp., Class A*	87,856
		2,988,848
Energy Equipment & Services (0.1%):
4,726	Baker Hughes Co.	62,809
5,524	Halliburton Co.	66,564
2,885	National Oilwell Varco, Inc.	26,138
9,329	Schlumberger, Ltd.	145,159
3,492	Tenaris SA	17,404
		318,074
Entertainment (1.6%):
5,085	Activision Blizzard, Inc.	411,631
1,934	Electronic Arts, Inc.*	252,213
700	Konami Holdings Corp.	30,346
1,491	Liberty Media Corp-Liberty Formula One, Class C*	54,079
1,117	Live Nation Entertainment, Inc.*	60,184
2,905	Netflix, Inc.*	1,452,587
3,000	Nexon Co., Ltd.	74,515
700	Nintendo Co., Ltd.	397,993
700	Square Enix Holdings Co., Ltd.	46,547
747	Take-Two Interactive Software, Inc.*	123,419
900	Toho Co., Ltd.	37,103
632	UbiSoft Entertainment SA*	57,106
5,176	Vivendi Universal SA	144,249
11,834	Walt Disney Co. (The)	1,468,362
		4,610,334
Equity Real Estate Investment Trusts (2.3%):
828	Alexandria Real Estate Equities, Inc.	132,480
2,932	American Tower Corp.	708,751
20,004	Ascendas Real Estate Investment Trust	47,769
918	AvalonBay Communities, Inc.	137,094

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
895	Boston Properties, Inc.	$71,869
6,602	British Land Co. plc	28,698
716	Camden Property Trust	63,710
594	Canadian Apartment Properties REIT	20,724
23,100	CapitaLand Commercial Trust	27,971
11,500	CapitaLand Mall Trust	16,378
316	Covivio	22,303
2,726	Crown Castle International Corp.	453,879
15	Daiwahouse Residential Investment Corp.	38,416
8,284	Dexus	52,857
1,751	Digital Realty Trust, Inc.	256,977
2,319	Duke Realty Corp.	85,571
566	Equinix, Inc.	430,234
1,060	Equity Lifestyle Properties, Inc.	64,978
2,436	Equity Residential	125,040
410	Essex Property Trust, Inc.	82,324
817	Extra Space Storage, Inc.	87,411
570	Federal Realty Investment Trust	41,861
330	Gecina SA	43,654
27	GLP J-REIT	41,687
10,133	Goodman Group	130,386
14,718	GPT Group	41,238
3,550	Healthpeak Properties, Inc.	96,383
5,272	Host Hotels & Resorts, Inc.	56,885
246	Icade	13,807
3,814	Invitation Homes, Inc.	106,754
2,122	Iron Mountain, Inc.	56,848
7	Japan Prime Realty Investment Corp.	21,741
10	Japan Real Estate Investment Corp.	51,136
21	Japan Retail Fund Investment Corp.	32,524
1,471	Klepierre^	20,634
5,201	Land Securities Group plc	35,015
13,600	Link REIT (The)	111,175
15,400	Mapletree Commercial Trust	22,045
19,500	Mapletree Logistics Trust	29,300
3,679	Medical Properties Trust, Inc.	64,861
776	Mid-America Apartment Communities, Inc.	89,977
29,366	Mirvac Group	45,983
1,209	National Retail Properties, Inc.	41,723
9	Nippon Building Fund, Inc.	51,101
16	Nippon Prologis REIT, Inc.	54,032
31	Nomura Real Estate Master Fund, Inc.	38,980
1,633	Omega Healthcare Investors, Inc.	48,892
11	Orix JREIT, Inc.	16,972
4,868	ProLogis, Inc.	489,817
1,018	Public Storage, Inc.	226,729
2,106	Realty Income Corp.	127,940
1,274	Regency Centers Corp.	48,437
1,450	RioCan REIT^	15,312
737	SBA Communications Corp.	234,720
30,074	Scentre Group	47,576
7,930	SERGO plc	95,308
1,977	Simon Property Group, Inc.	127,872
211	SmartCentres Real Estate Investment Trust	3,170
12,409	Stockland	33,700
623	Sun Communities, Inc.	87,600
5,400	Suntec Real Estate Investment Trust	5,782
1,738	UDR, Inc.	56,676
930	Unibail-Rodamco-Westfield^	34,311
24	United Urban Investment Corp.	26,770
2,632	Ventas, Inc.	110,439
6,445	VEREIT, Inc.	41,893

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
3,403	VICI Properties, Inc.	$79,528
24,703	Vicinity Centres	24,405
933	Vornado Realty Trust	31,451
2,678	Welltower, Inc.	147,531
4,846	Weyerhaeuser Co.	138,208
1,157	WP Carey, Inc.	75,390
		6,671,593
Food & Staples Retailing (1.6%):
4,300	AEON Co., Ltd.	115,607
5,531	Alimentation Couche-Tard, Inc.	192,634
3,533	Carrefour SA	56,543
8,604	Coles Group, Ltd.	104,914
276	Colruyt SA	17,907
2,924	Costco Wholesale Corp.	1,038,020
1,200	Dairy Farm International Holdings, Ltd.	4,542
1,286	Empire Co., Ltd., Class A	37,332
686	ICA Gruppen AB	34,888
13,541	J Sainsbury plc	33,282
1,994	Jeronimo Martins SGPS SA	32,032
500	Kobe Bussan Co., Ltd.	27,495
7,149	Koninklijke Ahold Delhaize NV	211,553
5,048	Kroger Co. (The)	171,178
200	LAWSON, Inc.	9,529
1,122	Loblaw Cos., Ltd.	58,763
601	METRO AG	6,002
1,600	Metro, Inc.	76,779
5,000	Seven & I Holdings Co., Ltd.	154,588
600	Sundrug Co., Ltd.	22,593
3,066	Sysco Corp.	190,767
67,361	Tesco plc	184,641
300	Tsuruha Holdings, Inc.	42,463
5,100	Walgreens Boots Alliance, Inc.	183,192
9,284	Walmart, Inc.	1,298,924
400	Welcia Holdings Co., Ltd.	17,589
7,409	Wesfarmers, Ltd.	236,176
426	Weston (George), Ltd.	31,328
18,535	William Morrison Supermarkets plc	40,680
8,253	Woolworths Group, Ltd.	215,720
		4,847,661
Food Products (1.9%):
4,311	A2 Milk Co., Ltd.*	43,891
3,300	Ajinomoto Co., Inc.	67,850
3,676	Archer-Daniels-Midland Co.	170,897
2,071	Associated British Foods plc	49,879
17	Barry Callebaut AG, Registered Shares	37,809
1,070	Bunge, Ltd.	48,899
400	Calbee, Inc.	13,189
1,241	Campbell Soup Co.	60,027
3,195	Conagra Brands, Inc.	114,093
4,087	Danone SA	264,319
4,003	General Mills, Inc.	246,905
968	Hershey Co. (The)	138,753
1,872	Hormel Foods Corp.	91,522
528	Ingredion, Inc.	39,959
719	JM Smucker Co. (The)	83,059
1,678	Kellogg Co.	108,382
1,011	Kerry Group plc, Class A	129,769
800	Kikkoman Corp.	44,401
4,532	Kraft Heinz Co. (The)	135,733
1,080	Lamb Weston Holdings, Inc.	71,572
6	Lindt & Spruengli AG	50,654
836	McCormick & Co.	162,268
700	Meiji Holdings Co., Ltd.	53,490
9,485	Mondelez International, Inc., Class A	544,914

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,323	Mowi ASA	$58,982
19,699	Nestle SA, Registered Shares	2,337,706
300	NH Foods, Ltd.	13,390
1,700	Nisshin Seifun Group, Inc.	27,110
300	Nissin Foods Holdings Co., Ltd.	28,204
5,748	Orkla ASA, Class A	58,204
1,784	Saputo, Inc.	44,754
700	Toyo Suisan Kaisha, Ltd.	36,999
1,946	Tyson Foods, Inc., Class A	115,748
72,000	WH Group, Ltd.	58,605
10,100	Wilmar International, Ltd.	32,727
900	Yakult Honsha Co., Ltd.	49,942
500	Yamazaki Baking Co., Ltd.	8,734
		5,643,339
Gas Utilities (0.2%):
2,016	AltaGas, Ltd.	24,348
8,716	APA Group	64,615
801	Atmos Energy Corp.	76,568
2,302	Gas Natural SDG SA	46,153
67,302	Hong Kong & China Gas Co., Ltd.	96,720
2,900	Osaka Gas Co., Ltd.	56,509
500	Toho Gas Co., Ltd.^	24,791
2,100	Tokyo Gas Co., Ltd.	47,984
1,581	UGI Corp.	52,141
		489,829
Health Care Equipment & Supplies (3.3%):
11,672	Abbott Laboratories	1,270,264
284	ABIOMED, Inc.*	78,685
3,335	Alcon, Inc.	189,393
505	Align Technology, Inc.*	165,317
1,196	Ambu A/S, Class B	33,869
1,400	Asahi Intecc Co., Ltd.	43,983
3,416	Baxter International, Inc.	274,715
1,916	Becton Dickinson & Co.	445,815
226	BioMerieux	35,374
9,192	Boston Scientific Corp.*	351,226
302	Carl Zeiss Meditec AG	38,218
426	Cochlear, Ltd.	60,538
751	Coloplast A/S, Class B	118,794
316	Cooper Cos., Inc. (The)	106,530
4,148	Danaher Corp.	893,189
896	Demant A/S*	28,192
1,305	Dentsply Sirona, Inc.	57,068
598	DexCom, Inc.*	246,514
184	DiaSorin SpA	37,083
4,138	Edwards Lifesciences Corp.*	330,295
1,881	EssilorLuxottica SA	255,757
3,635	Fisher & Paykel Healthcare Corp., Ltd.	79,982
938	GN Store Nord A/S	70,988
1,709	Hologic, Inc.*	113,597
2,400	HOYA Corp.	270,567
576	IDEXX Laboratories, Inc.*	226,431
451	Insulet Corp.*	106,702
763	Intuitive Surgical, Inc.*	541,379
5,947	Koninklijke Philips NV	280,130
306	Masimo Corp.*	72,234
8,875	Medtronic plc	922,290
7,600	Olympus Corp.	157,777
972	ResMed, Inc.	166,630
228	Sartorius AG	93,649
1,767	Siemens Healthineers AG	79,335
5,645	Smith & Nephew plc	109,980
342	Sonova Holding AG, Registered Shares*	86,750
542	Steris plc	95,495

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
77	Straumann Holding AG, Registered Shares	$77,488
2,231	Stryker Corp.	464,873
1,200	Sysmex Corp.	114,537
304	Teleflex, Inc.	103,488
4,200	Terumo Corp.	167,358
587	Varian Medical Systems, Inc.*	100,964
489	West Pharmaceutical Services, Inc.	134,426
1,385	Zimmer Biomet Holdings, Inc.	188,554
		9,886,423
Health Care Providers & Services (1.8%):
1,500	Alfresa Holdings Corp.	32,819
1,009	AmerisourceBergen Corp.	97,792
1,669	Anthem, Inc.	448,277
1,943	Cardinal Health, Inc.	91,224
3,856	Centene Corp.*	224,920
2,449	Cigna Corp.	414,885
8,632	CVS Health Corp.	504,109
590	DaVita, Inc.*	50,534
1,480	Fresenius Medical Care AG & Co., KGaA	124,953
2,792	Fresenius SE & Co. KGaA	127,075
1,739	HCA Healthcare, Inc.	216,819
867	Henry Schein, Inc.*	50,962
872	Humana, Inc.	360,912
591	Laboratory Corp. of America Holdings*	111,268
1,074	McKesson Corp.	159,951
1,400	Medipal Holdings Corp.	28,037
411	Molina Healthcare, Inc.*	75,229
379	Orpea*	43,040
879	Quest Diagnostics, Inc.	100,637
1,215	Ramsay Health Care, Ltd.	57,624
3,006	Ryman Healthcare, Ltd.	28,104
2,847	Sonic Healthcare, Ltd.	67,718
400	Suzuken Co., Ltd.	15,248
6,230	UnitedHealth Group, Inc.	1,942,326
464	Universal Health Services, Inc., Class B	49,657
		5,424,120
Health Care Technology (0.2%):
2,056	Cerner Corp.	148,628
2,900	M3, Inc.	180,092
443	Teladoc Health, Inc.*	97,123
893	Veeva Systems, Inc., Class A*	251,103
		676,946
Hotels, Restaurants & Leisure (1.5%):
1,331	Accor SA	37,223
1,226	Aramark	32,428
3,491	Aristocrat Leisure, Ltd.	75,270
3,148	Carnival Corp., Class A^	47,787
178	Chipotle Mexican Grill, Inc.*	221,380
11,695	Compass Group plc	175,522
1,597	Crown Resorts, Ltd.	10,084
911	Darden Restaurants, Inc.	91,774
253	Domino’s Pizza, Inc.	107,596
931	Evolution Gaming Group AB	61,565
1,035	Flutter Entertainment plc	163,980
14,000	Galaxy Entertainment Group, Ltd.	94,761
50,400	Genting Singapore, Ltd.	24,768
4,348	GVC Holdings plc*	54,716
1,765	Hilton Worldwide Holdings, Inc.	150,590
1,003	InterContinental Hotels Group plc*	52,649
630	La Francaise des Jeux SAEM	23,135
2,157	Las Vegas Sands Corp.	100,646

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,868	Marriott International, Inc., Class A	$172,939
4,861	McDonald’s Corp.	1,066,941
600	McDonald’s Holdings Co., Ltd.	29,191
1,176	Melco Resorts & Entertainment, Ltd., ADR	19,580
2,796	MGM Resorts International	60,813
1,200	Oriental Land Co., Ltd.^	168,136
1,727	Restaurant Brands International, Inc.	99,205
1,082	Royal Caribbean Cruises, Ltd.	70,038
14,400	Sands China, Ltd.	56,036
9,000	SJM Holdings, Ltd.	10,629
646	Sodexo SA	45,998
7,769	Starbucks Corp.	667,512
17,077	Tabcorp Holdings, Ltd.	40,974
234	Vail Resorts, Inc.	50,069
1,480	Whitbread plc	40,360
12,400	Wynn Macau, Ltd.*	19,850
732	Wynn Resorts, Ltd.	52,565
2,047	Yum! Brands, Inc.	186,891
		4,383,601
Household Durables (0.8%):
5,459	Barratt Developments plc	33,372
898	Berkeley Group Holdings plc (The)	48,846
500	Casio Computer Co., Ltd.^	8,074
2,264	D.R. Horton, Inc.	171,227
1,708	Electrolux AB, Series B, Class B	39,827
999	Garmin, Ltd.	94,765
2,231	Husqvarna AB, Class B	24,575
700	Iida Group Holdings Co., Ltd.	14,155
1,877	Lennar Corp., Class A	153,313
459	Mohawk Industries, Inc.*	44,794
3,000	Newell Brands, Inc.	51,480
2,500	Nikon Corp.^	16,894
22	NVR, Inc.*	89,829
14,000	Panasonic Corp.^	118,609
1,904	Persimmon plc	60,462
1,929	PulteGroup, Inc.	89,293
300	Rinnai Corp.	29,314
643	Roku, Inc.*	121,398
92	SEB SA	14,963
2,800	Sekisui Chemical Co., Ltd.	44,766
4,100	Sekisui House, Ltd.	72,522
1,800	Sharp Corp.	22,304
8,400	Sony Corp.	642,564
24,626	Taylor Wimpey plc	34,261
9,000	Techtronic Industries Co., Ltd.	118,351
393	Whirlpool Corp.	72,269
		2,232,227
Household Products (1.4%):
1,644	Church & Dwight Co., Inc.	154,059
850	Clorox Co. (The)	178,645
5,265	Colgate-Palmolive Co.	406,195
4,048	Essity AB, Class B*	136,843
733	Henkel AG & Co. KGaA	68,650
2,242	Kimberly-Clark Corp.	331,054
1,700	Lion Corp.	34,967
900	Pigeon Corp.	40,215
16,235	Procter & Gamble Co. (The)	2,256,502
4,646	Reckitt Benckiser Group plc	452,868
2,700	Unicharm Corp.	120,637
		4,180,635
Independent Power and Renewable Electricity Producers (0.1%):
3,985	AES Corp. (The)	72,169

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
1,200	Electric Power Development Co., Ltd.^	$18,521
9,703	Meridian Energy, Ltd.	31,639
1,464	NRG Energy, Inc.	45,003
1,518	Uniper SE	49,040
2,743	Vistra Energy Corp.	51,733
		268,105
Industrial Conglomerates (1.1%):
3,804	3M Co.	609,325
19,500	CK Hutchison Holdings, Ltd.	118,230
602	DCC plc	46,384
57,853	General Electric Co.	360,424
4,624	Honeywell International, Inc.	761,157
1,300	Jardine Matheson Holdings, Ltd.	51,597
1,700	Jardine Strategic Holdings, Ltd.	33,680
700	Keihan Holdings Co., Ltd.	29,035
11,300	Keppel Corp., Ltd.	37,075
701	Roper Technologies, Inc.	276,972
1,600	Seibu Holdings, Inc.	17,213
5,064	Siemens AG, Registered Shares	640,242
2,929	Smiths Group plc	51,485
2,500	Toshiba Corp.	63,645
		3,096,464
Insurance (2.9%):
1,398	Admiral Group plc	47,142
13,732	AEGON NV	35,659
4,605	Aflac, Inc.	167,392
1,358	Ageas NV	55,413
80,000	AIA Group, Ltd.	788,119
107	Alleghany Corp.	55,688
2,761	Allianz SE, Registered Shares+	529,546
2,096	Allstate Corp. (The)	197,316
572	American Financial Group, Inc.	38,313
5,905	American International Group, Inc.	162,565
1,510	Aon plc, Class A	311,512
2,465	Arch Capital Group, Ltd.*	72,102
1,236	Arthur J. Gallagher & Co.	130,497
7,125	Assicurazioni Generali SpA	100,332
331	Assurant, Inc.	40,154
730	Athene Holding, Ltd., Class A*	24,878
24,775	Aviva plc	91,085
12,528	AXA SA	231,243
268	Baloise Holding AG, Registered Shares	39,434
1,718	Brown & Brown, Inc.	77,774
2,991	Chubb, Ltd.	347,315
948	Cincinnati Financial Corp.	73,916
1,241	CNP Assurances SA	15,507
6,800	Dai-ichi Life Holdings, Inc.	95,984
10,156	Direct Line Insurance Group plc	35,346
195	Erie Indemnity Co., Class A	41,005
236	Everest Re Group, Ltd.	46,619
164	Fairfax Financial Holdings, Ltd.	48,298
2,010	Fidelity National Financial, Inc.	62,933
1,553	Gjensidige Forsikring ASA	31,544
593	Globe Life, Inc.	47,381
2,031	Great-West Lifeco, Inc.	39,693
361	Hannover Rueck SE	55,955
2,281	Hartford Financial Services Group, Inc. (The)	84,078
826	IA Financial Corp., Inc.	28,756
13,695	Insurance Australia Group, Ltd.	43,091
912	Intact Financial Corp.	97,666
9,700	Japan Post Holdings Co., Ltd.	66,173
1,700	Japan Post Insurance Co., Ltd.	26,752

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
38,801	Legal & General Group plc	$94,017
1,081	Lincoln National Corp.	33,868
1,660	Loews Corp.	57,685
12,188	Manulife Financial Corp.	169,537
9,659	Mapfre SA	15,122
92	Markel Corp.*	89,580
3,335	Marsh & McLennan Cos., Inc.	382,524
21,022	Medibank Private, Ltd.	37,861
4,996	MetLife, Inc.	185,701
3,000	MS&AD Insurance Group Holdings, Inc.	81,267
907	Muenchener Rueckversicherungs-Gesellschaft AG	230,258
1,972	NN Group NV	74,063
2,748	Poste Italiane SpA	24,340
3,459	Power Corp. of Canada	67,782
1,721	Principal Financial Group, Inc.	69,305
3,822	Progressive Corp. (The)	361,828
2,696	Prudential Financial, Inc.	171,250
17,218	Prudential plc	245,770
10,407	QBE Insurance Group, Ltd.	64,394
473	Reinsurance Group of America, Inc.	45,025
329	RenaissanceRe Holdings, Ltd.	55,844
7,571	RSA Insurance Group plc	44,034
3,079	Sampo Oyj, Class A	121,796
1,146	SCOR SA*	31,748
2,000	Sompo Holdings, Inc.^	69,286
3,872	Sun Life Financial, Inc.	157,800
7,102	Suncorp Group, Ltd.	43,134
210	Swiss Life Holding AG, Registered Shares	79,364
1,952	Swiss Re AG	144,518
4,200	T&D Holdings, Inc.^	41,543
4,000	Tokio Marine Holdings, Inc.	175,193
1,645	Travelers Cos., Inc. (The)	177,973
983	Tryg A/S	30,989
865	Willis Towers Watson plc	180,629
866	WR Berkley Corp.	52,956
984	Zurich Insurance Group AG	342,216
		8,734,376
Interactive Media & Services (3.7%):
1,973	Alphabet, Inc., Class A*	2,891,629
1,990	Alphabet, Inc., Class C*	2,924,503
6,934	Auto Trader Group plc	50,148
15,813	Facebook, Inc., Class A*	4,141,424
538	IAC/InterActive Corp.*	64,442
1,100	Kakaku.com, Inc.	29,085
200	Line Corp.*	10,189
1,575	Match Group, Inc.*	174,274
2,197	Pinterest, Inc., Class A*	91,197
411	REA Group, Ltd.	32,468
624	Scout24 AG	54,458
5,703	Snap, Inc., Class A*	148,905
5,329	Twitter, Inc.*	237,141
17,300	Z Holdings Corp.	115,600
950	Zillow Group, Inc., Class C*	96,511
		11,061,974
Internet & Direct Marketing Retail (3.6%):
2,788	Amazon.com, Inc.*	8,778,658
272	Booking Holdings, Inc.*	465,305
857	Delivery Hero SE*	98,569
4,646	eBay, Inc.	242,057
860	Expedia Group, Inc.	78,853
826	Just Eat Takeaway*	92,491
296	MercadoLibre, Inc.*	320,414
400	Mercari, Inc.*	18,485

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
2,925	Ocado Group plc*	$103,350
3,226	Prosus NV*	297,458
6,500	Rakuten, Inc.	70,227
419	Wayfair, Inc., Class A*	121,933
1,045	Zalando SE*	97,802
400	ZOZO, Inc.	11,158
		10,796,760
IT Services (4.6%):
4,203	Accenture plc, Class C	949,837
122	Adyen NV*	224,801
1,564	Afterpay, Ltd.*	91,388
1,134	Akamai Technologies, Inc.*	125,352
2,837	Amadeus IT Group SA	157,423
735	Atos SE	59,200
2,858	Automatic Data Processing, Inc.	398,662
935	Black Knight, Inc.*	81,392
887	Booz Allen Hamilton Holding Corp.	73,603
741	Broadridge Financial Solutions, Inc.	97,812
1,046	Capgemini SA	133,950
1,471	CGI, Inc.*	99,857
3,577	Cognizant Technology Solutions Corp., Class A	248,315
3,761	Computershare, Ltd.	33,014
359	EPAM Systems, Inc.*	116,058
4,080	Fidelity National Information Services, Inc.	600,617
3,673	Fiserv, Inc.*	378,503
565	FleetCor Technologies, Inc.*	134,527
1,200	Fujitsu, Ltd.	164,340
556	Gartner, Inc.*	69,472
1,977	Global Payments, Inc.	351,076
300	GMO Payment Gateway, Inc.	32,268
1,155	GoDaddy, Inc., Class A*	87,745
5,880	International Business Machines Corp.	715,420
800	Itochu Techno-Solutions Corp.	30,450
498	Jack Henry & Associates, Inc.	80,970
922	Leidos Holdings, Inc.	82,196
5,878	MasterCard, Inc., Class A	1,987,762
266	MongoDB, Inc.*	61,582
2,299	Nexi SpA*	46,096
1,920	Nomura Research Institute, Ltd.	56,437
4,700	NTT Data Corp.	60,260
400	OBIC Co., Ltd.	70,392
731	Okta, Inc.*	156,324
800	Otsuka Corp.	40,946
2,141	Paychex, Inc.	170,788
7,302	PayPal Holdings, Inc.*	1,438,713
692	Shopify, Inc., Class A*	707,742
190	Snowflake, Inc., Class A*	47,690
2,301	Square, Inc., Class A*	374,028
1,600	TIS, Inc.	34,011
805	Twilio, Inc., Class A*	198,907
685	VeriSign, Inc.*	140,322
11,082	Visa, Inc., Class A	2,216,067
2,498	Western Union Co.	53,532
313	Wix.com, Ltd.*	79,768
845	Worldline SA*	69,280
		13,628,895
Leisure Products (0.1%):
1,200	Bandai Namco Holdings, Inc.	87,671
773	Hasbro, Inc.	63,943
1,294	Peloton Interactive, Inc., Class A*	128,416
800	Sega Sammy Holdings, Inc.	9,732
500	Shimano, Inc.	98,456

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
700	Yamaha Corp.	$33,511
		421,729
Life Sciences Tools & Services (1.0%):
1,980	Agilent Technologies, Inc.	199,861
3,158	Avantor, Inc.*	71,023
141	Bio-Rad Laboratories, Inc., Class A*	72,680
89	Eurofins Scientific SE	70,447
971	Illumina, Inc.*	300,117
1,217	IQVIA Holdings, Inc.*	191,836
499	Lonza Group AG, Registered Shares	308,106
165	Mettler-Toledo International, Inc.*	159,349
700	PerkinElmer, Inc.	87,857
1,384	Qiagen NV*	71,873
198	Sartorius Stedim Biotech	68,186
2,603	Thermo Fisher Scientific, Inc.	1,149,276
421	Waters Corp.*	82,381
		2,832,992
Machinery (1.9%):
2,355	Alfa Laval AB	51,998
1,119	Alstom SA*	55,705
2,700	Amada Holdings Co., Ltd.	25,309
314	Andritz AG	9,672
2,721	Atlas Copco AB	113,413
4,577	Atlas Copco AB, Class A	217,926
3,536	Caterpillar, Inc.	527,395
7,639	CNH Industrial NV	59,360
981	Cummins, Inc.	207,148
600	Daifuku Co., Ltd.	60,399
1,971	Deere & Co.	436,833
933	Dover Corp.	101,081
2,845	Epiroc AB	39,585
4,832	Epiroc AB, Class A	70,163
1,200	FANUC Corp.	230,238
1,947	Fortive Corp.	148,381
1,149	GEA Group AG	40,497
800	Hitachi Construction Machinery Co., Ltd.	28,975
200	Hoshizaki Corp.	15,952
476	IDEX Corp.	86,827
2,111	Illinois Tool Works, Inc.	407,866
2,289	Ingersoll-Rand, Inc.*	81,488
800	JTEKT Corp.	6,271
1,200	Kawasaki Heavy Industries, Ltd.	16,243
326	Kion Group AG	27,994
373	Knorr-Bremse AG	44,055
6,100	Komatsu, Ltd.	134,308
2,156	Kone OYJ, Class B	189,516
6,700	Kubota Corp.	119,872
800	Kurita Water Industries, Ltd.	26,407
1,300	Makita Corp.	62,015
2,700	MINEBEA MITSUMI, Inc.	50,949
2,100	Misumi Group, Inc.	58,702
1,700	Mitsubishi Heavy Industries, Ltd.	37,764
600	Miura Co., Ltd.	29,342
900	Nabtesco Corp.	32,797
2,000	NGK Insulators, Ltd.	28,540
323	Nordson Corp.	61,958
2,800	NSK, Ltd.	21,435
2,790	Otis Worldwide Corp.	174,152
2,197	PACCAR, Inc.	187,360
840	Parker Hannifin Corp.	169,966
1,179	Pentair plc	53,963
7,634	Sandvik AB*	148,980
251	Schindler Holding AG	68,550
153	Schindler Holding AG, Registered Shares	41,636

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,827	SKF AB, Class B	$58,280
300	SMC Corp.	166,991
307	Snap-On, Inc.	45,169
541	Spirax-Sarco Engineering plc	76,902
984	Stanley Black & Decker, Inc.	159,605
400	Sumitomo Heavy Industries, Ltd.	9,307
1,000	THK Co., Ltd.	25,093
9,841	Volvo AB, Class B	189,091
1,131	Wabtec Corp.	69,986
3,440	Wartsila OYJ Abp, Class B	27,065
1,135	Xylem, Inc.	95,476
10,200	Yangzijiang Shipbuilding Holdings, Ltd.	7,439
		5,739,390
Marine (0.1%):
23	A.P. Moeller - Maersk A/S, Class A	33,603
41	A.P. Moeller - Maersk A/S, Class B	65,015
331	Kuehne & Nagel International AG, Registered Shares	64,200
600	Nippon Yusen KK	10,403
		173,221
Media (1.1%):
4,894	Altice Europe NV, Class A*	23,436
1,884	Altice USA, Inc., Class A*	48,984
34	Cable One, Inc.	64,105
942	Charter Communications, Inc., Class A*	588,128
30,075	Comcast Corp., Class A	1,391,271
500	Cyberagent, Inc.	30,927
1,600	Dentsu Group, Inc.	47,281
1,927	Discovery Communications, Inc., Class C*	37,769
1,273	Discovery, Inc., Class A*^	27,713
1,397	DISH Network Corp., Class A*	40,555
2,294	Fox Corp., Class A	63,842
1,218	Fox Corp., Class B	34,067
1,700	Hakuhodo DY Holdings, Inc.	21,972
10,104	Informa plc*	48,980
2,836	Interpublic Group of Cos., Inc. (The)	47,276
729	JCDecaux SA	12,630
184	Liberty Broadband Corp., Class A*	26,093
735	Liberty Broadband Corp., Class C*	105,009
2,279	Liberty Global plc, Series C*	46,799
964	Liberty Global plc, Class A*	20,254
955	Liberty Media Corp.-Liberty SiriusXM, Class C*	31,591
654	Liberty SiriusXM Group, Class A*	21,693
2,841	News Corp., Class A	39,831
1,344	Omnicom Group, Inc.	66,528
5,988	Pearson plc	42,341
1,183	Publicis Groupe SA	38,332
1,296	Quebecor, Inc., Class B	32,424
420	Schibsted ASA, Class B*	16,790
2,741	SES Global, Class A	19,389
2,684	Shaw Communications, Inc., Class B	48,987
8,083	Sirius XM Holdings, Inc.^	43,325
55	Telenet Group Holding NV	2,132
3,645	ViacomCBS, Inc., Class B	102,096
9,140	WPP plc	71,368
		3,303,918
Metals & Mining (1.5%):
1,594	Agnico Eagle Mines, Ltd.	127,015
8,354	Anglo American plc	201,699
2,725	Antofagasta plc	35,922
5,066	ArcelorMittal*	67,552

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
7,595	B2Gold Corp.	$49,458
11,695	Barrick Gold Corp.	328,521
13,636	BHP Group plc	290,649
19,499	BHP Group, Ltd.	501,659
3,893	BlueScope Steel, Ltd.	35,531
1,532	Boliden AB	45,568
11,861	Evolution Mining, Ltd.	49,232
4,905	EVRAZ plc	21,867
3,016	First Quantum Minerals, Ltd.	26,889
10,418	Fortescue Metals Group, Ltd.	121,926
1,195	Franco-Nevada Corp.	167,007
9,605	Freeport-McMoRan, Inc.	150,222
62,531	Glencore plc*	129,522
1,100	Hitachi Metals, Ltd.	16,912
3,900	JFE Holdings, Inc.*	27,280
8,423	Kinross Gold Corp.*	74,335
1,658	Kirkland Lake Gold, Ltd.	80,945
4,863	Lundin Mining Corp.	27,138
200	Maruichi Steel Tube, Ltd.	5,003
500	Mitsubishi Materials Corp.	9,873
5,020	Newcrest Mining, Ltd.	113,123
5,168	Newmont Corp.	327,909
4,800	Nippon Steel Corp.*	45,343
10,475	Norsk Hydro ASA*	28,849
5,421	Northern Star Resources, Ltd.	53,294
1,932	Nucor Corp.	86,670
1,538	Pan American Silver Corp.	49,453
7,349	Rio Tinto plc	443,341
2,538	Rio Tinto, Ltd.	171,796
27,668	South32, Ltd.	40,561
1,636	Steel Dynamics, Inc.	46,839
1,800	Sumitomo Metal & Mining Co., Ltd.	55,728
3,681	Teck Cominco, Ltd., Class B	51,259
3,097	ThyssenKrupp AG*^	15,651
1,012	Voestalpine AG	26,602
3,010	Wheaton Precious Metals Corp.	147,697
6,971	Yamana Gold, Inc.	39,635
		4,335,475
Mortgage Real Estate Investment Trusts (0.0%†):
3,904	AGNC Investment Corp.	54,305
10,041	Annaly Capital Management, Inc.	71,492
		125,797
Multiline Retail (0.4%):
319	Canadian Tire Corp., Class A	32,135
1,677	Dollar General Corp.	351,533
1,596	Dollar Tree, Inc.*	145,779
1,835	Dollarama, Inc.	70,346
1,700	Isetan Mitsukoshi Holdings, Ltd.^	9,018
1,500	Marui Group Co., Ltd.	28,779
807	Next plc	61,835
2,600	Pan Pacific International Holdings Corp.	60,575
1,800	Ryohin Keikaku Co., Ltd.	29,903
3,321	Target Corp.	522,791
		1,312,694
Multi-Utilities (0.9%):
3,493	AGL Energy, Ltd.	34,130
3,348	Algonquin Power & Utilities Corp.^	48,632
1,556	Ameren Corp.	123,048
325	Atco, Ltd.^	9,396
993	Canadian Utilities, Ltd., Class A	23,688
2,940	CenterPoint Energy, Inc.	56,889
1,833	CMS Energy Corp.	112,565
2,250	Consolidated Edison, Inc.	175,050
5,547	Dominion Energy, Inc.	437,826

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
1,252	DTE Energy Co.	$144,030
15,185	E.ON SE	167,753
12,155	Engie Group	162,438
23,222	National Grid plc	267,275
2,706	NiSource, Inc.	59,532
3,418	Public Service Enterprise Group, Inc.	187,682
4,417	RWE AG	165,579
1,978	Sempra Energy	234,116
2,567	Suez	47,515
3,222	Veolia Environnement SA	69,477
2,007	WEC Energy Group, Inc.	194,478
		2,721,099
Oil, Gas & Consumable Fuels (2.4%):
1,849	Ampol, Ltd.	31,795
134,059	BP plc	389,153
2,285	Cabot Oil & Gas Corp.	39,668
3,160	Cameco Corp.	31,923
7,666	Canadian Natural Resources, Ltd.	122,873
7,554	Cenovus Energy, Inc.	29,447
1,449	Cheniere Energy, Inc.*	67,045
12,258	Chevron Corp.	882,576
1,219	Concho Resources, Inc.	53,782
7,063	ConocoPhillips Co.	231,949
1,162	Diamondback Energy, Inc.	34,999
595	Enagas SA	13,706
13,403	Enbridge, Inc.	391,599
19,850	ENEOS Holdings, Inc.	70,893
17,119	ENI SpA	133,903
3,960	EOG Resources, Inc.	142,322
6,509	Equinor ASA	91,911
27,615	Exxon Mobil Corp.	948,024
2,569	Galp Energia SGPS SA	23,809
1,763	Hess Corp.	72,160
1,482	Idemitsu Kosan Co., Ltd.	31,579
2,002	Imperial Oil, Ltd.	23,969
7,700	INPEX Corp.	41,199
3,047	Inter Pipeline, Ltd.^	29,912
1,625	Keyera Corp.	24,532
13,097	Kinder Morgan, Inc.	161,486
334	Koninklijke Vopak NV	18,815
1,394	Lundin Energy AB	27,622
4,229	Marathon Petroleum Corp.	124,079
2,779	Neste Oyj	146,112
5,220	Occidental Petroleum Corp.	52,252
11,878	Oil Search, Ltd.	22,554
1,126	OMV AG*	30,756
2,784	ONEOK, Inc.	72,328
9,482	Origin Energy, Ltd.	29,314
1,132	Parkland Corp.	29,937
3,955	Pembina Pipeline Corp.	83,948
2,836	Phillips 66	147,018
1,027	Pioneer Natural Resources Co.	88,312
10,910	Repsol SA	72,862
27,244	Royal Dutch Shell plc, Class A	337,141
24,650	Royal Dutch Shell plc, Class B	298,135
13,592	Santos, Ltd.	47,689
12,913	Snam SpA	66,388
10,239	Suncor Energy, Inc.	125,046
6,215	TC Energy Corp.	260,941
16,297	TOTAL SE^	559,457
2,674	Valero Energy Corp.	115,838
518	Washington H. Soul Pattinson & Co., Ltd.	8,741
8,062	Williams Cos., Inc.	158,418
6,009	Woodside Petroleum, Ltd.	75,884
		7,115,801

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.1%):
2,839	Mondi plc	$59,737
6,500	Oji Holdings Corp.	29,835
3,431	Stora Enso OYJ, Registered Shares, Class R	53,759
4,438	Svenska Cellulosa AB SCA, Class B*	60,859
3,727	UPM-Kymmene OYJ	113,421
		317,611
Personal Products (0.8%):
626	Beiersdorf AG	71,179
1,504	Estee Lauder Co., Inc. (The), Class A	328,248
3,100	Kao Corp.	232,658
200	Kobayashi Pharmaceutical Co., Ltd.	19,362
100	Kose Corp.	12,229
1,662	L’Oreal SA	540,752
400	Pola Orbis Holdings, Inc.	7,556
2,600	Shiseido Co., Ltd.	149,210
9,669	Unilever NV	583,647
7,735	Unilever plc	476,525
		2,421,366
Pharmaceuticals (5.5%):
12,000	Astellas Pharma, Inc.	178,664
8,544	AstraZeneca plc	929,761
2,374	Bausch Health Cos., Inc.*	36,910
6,438	Bayer AG, Registered Shares	402,330
14,943	Bristol-Myers Squibb Co.	900,913
1,580	Canopy Growth Corp.*^	22,655
970	Catalent, Inc.*	83,090
4,500	Chugai Pharmaceutical Co., Ltd.	201,962
647	Cronos Group, Inc.*	3,251
11,400	Daiichi Sankyo Co., Ltd.	350,355
1,600	Eisai Co., Ltd.	146,022
2,689	Elanco Animal Health, Inc.*	75,104
5,697	Eli Lilly & Co.	843,270
33,204	GlaxoSmithKline plc	621,856
256	H. Lundbeck A/S	8,440
1,065	Hikma Pharmaceuticals plc	35,664
300	Hisamitsu Pharmaceutical Co., Inc.	15,318
283	Ipsen SA	29,686
306	Jazz Pharmaceuticals plc*	43,633
17,326	Johnson & Johnson Co.	2,579,495
1,800	Kyowa Kirin Co., Ltd.	51,135
16,599	Merck & Co., Inc.	1,376,887
849	Merck KGaA	123,958
2,859	Mylan NV*	42,399
200	Nippon Shinyaku Co., Ltd.	16,492
14,679	Novartis AG, Registered Shares	1,275,970
11,384	Novo Nordisk A/S, Class B	790,914
2,300	Ono Pharmaceutical Co., Ltd.	72,217
791	Orion OYJ, Class B	35,793
2,500	Otsuka Holdings Co., Ltd.	106,042
974	Perrigo Co. plc	44,716
36,631	Pfizer, Inc.	1,344,358
820	Recordati SpA	41,947
4,650	Roche Holding AG	1,591,324
7,469	Sanofi	748,818
2,700	Santen Pharmaceutical Co., Ltd.	55,371
1,800	Shionogi & Co., Ltd.	96,316
1,300	Sumitomo Dainippon Pharma Co., Ltd.	17,121
300	Taisho Pharmaceutical Holdings Co., Ltd.	19,788
10,150	Takeda Pharmacuetical Co., Ltd.	361,615
6,517	Teva Pharmaceutical Industries, Ltd., ADR*	58,718
838	UCB SA	95,152
343	Vifor Pharma AG	46,705

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
3,133	Zoetis, Inc.	$518,104
		16,440,239
Professional Services (0.9%):
894	Adecco SA, Registered Shares	47,256
2,096	Bureau Veritas SA	47,073
248	CoStar Group, Inc.*	210,431
817	Equifax, Inc.	128,187
5,912	Experian plc	221,190
2,418	IHS Markit, Ltd.	189,838
978	Intertek Group plc	79,538
2,656	Nielsen Holdings plc	37,662
1,100	Nihon M&A Center, Inc.	62,754
1,300	Persol Holdings Co., Ltd.	21,148
622	Randstad NV	32,452
8,300	Recruit Holdings Co., Ltd.	329,369
13,108	RELX plc	290,089
889	Robert Half International, Inc.	47,064
2,550	Seek, Ltd.	39,000
41	SGS SA, Registered Shares	109,926
365	Teleperformance	112,392
1,057	Thomson Reuters Corp.	84,360
1,215	TransUnion	102,218
1,053	Verisk Analytics, Inc.	195,131
1,720	Wolters Kluwer NV	146,829
		2,533,907
Real Estate Management & Development (0.6%):
400	AEON Mall Co., Ltd.	5,624
8,052	Aroundtown SA	40,468
75	Azrieli Group	3,343
14,700	CapitaLand, Ltd.	29,379
2,064	CBRE Group, Inc., Class A*	96,947
3,700	City Developments, Ltd.	20,815
18,000	CK Asset Holdings, Ltd.	87,826
500	Daito Trust Construction Co., Ltd.	44,337
3,600	Daiwa House Industry Co., Ltd.^	92,510
2,349	Deutsche Wohnen SE	117,522
10,000	Hang Lung Properties, Ltd.	25,501
11,324	Henderson Land Development Co., Ltd.	41,777
7,400	Hongkong Land Holdings, Ltd.	27,559
2,400	Hulic Co., Ltd.	22,514
384	Jones Lang LaSalle, Inc.	36,733
2,500	Kerry Properties, Ltd.	6,388
400	LEG Immobilien AG	57,094
4,194	Lend Lease Group	33,213
7,500	Mitsubishi Estate Co., Ltd.	113,371
6,600	Mitsui Fudosan Co., Ltd.	114,973
8,827	New World Development Co., Ltd.	42,974
1,000	Nomura Real Estate Holdings, Inc.	19,023
3,456	Pacific Century Premium Developments, Ltd.*	909
24,117	Sino Land Co., Ltd.	28,068
1,900	Sumitomo Realty & Development Co., Ltd.	56,220
8,000	Sun Hung Kai Properties, Ltd.	102,563
4,000	Swire Pacific, Ltd., Class A	19,397
9,800	Swire Properties, Ltd.	25,895
556	Swiss Prime Site AG	50,478
4,600	Tokyu Fudosan Holdings Corp.	19,807
4,569	UOL Group, Ltd.	22,384
3,357	Vonovia SE	230,660
12,000	Wharf Real Estate Investment Co., Ltd.	49,125
		1,685,397

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (1.3%):
68	AMERCO, Inc.	$24,207
10,863	Aurizon Holdings, Ltd.	33,141
4,688	Canadian National Railway Co.	499,327
874	Canadian Pacific Railway, Ltd., Class 1	265,896
1,000	Central Japan Railway Co.	143,486
5,093	CSX Corp.	395,573
1,317	DSV PANALPINA A/S	214,964
1,900	East Japan Railway Co.	117,091
1,700	Hankyu Hanshin Holdings, Inc.	54,696
529	J.B. Hunt Transport Services, Inc.	66,855
602	Kansas City Southern	108,860
1,700	Keikyu Corp.^	26,116
500	Keio Corp.	30,923
1,000	Keisei Electric Railway Co., Ltd.	28,274
900	Kintetsu Group Holdings Co., Ltd.	38,399
980	Knight-Swift Transportation Holdings, Inc.	39,886
1,200	Kyushu Railway Co.	25,639
8,500	MTR Corp., Ltd.	42,185
1,400	Nagoya Railroad Co., Ltd.^	38,368
600	Nippon Express Co., Ltd.	34,933
1,698	Norfolk Southern Corp.	363,355
2,200	Odakyu Electric Railway Co., Ltd.^	55,359
586	Old Dominion Freight Line, Inc.	106,019
900	Tobu Railway Co., Ltd.	27,803
3,800	Tokyu Corp.	49,329
6,034	Uber Technologies, Inc.*	220,120
4,486	Union Pacific Corp.	883,159
1,200	West Japan Railway Co.	59,320
		3,993,283
Semiconductors & Semiconductor Equipment (3.9%):
7,742	Advanced Micro Devices, Inc.*	634,767
1,500	Advantest Corp.	72,867
2,482	Analog Devices, Inc.	289,749
6,078	Applied Materials, Inc.	361,337
2,200	ASM Pacific Technology, Ltd.	22,488
2,777	ASML Holding NV	1,023,849
2,644	Broadcom, Inc.	963,261
200	Disco Corp.	48,672
8,108	Infineon Technologies AG	229,321
27,693	Intel Corp.	1,433,943
1,010	KLA Corp.	195,677
943	Lam Research Corp.	312,840
400	Lasertec Corp.	33,086
4,290	Marvell Technology Group, Ltd.	170,313
1,790	Maxim Integrated Products, Inc.	121,022
1,627	Microchip Technology, Inc.	167,191
7,297	Micron Technology, Inc.*	342,667
4,051	NVIDIA Corp.	2,192,481
1,814	NXP Semiconductors NV	226,405
2,979	ON Semiconductor Corp.*	64,615
752	Qorvo, Inc.*	97,016
7,433	Qualcomm, Inc.	874,715
5,800	Renesas Electronics Corp.*	42,487
400	ROHM Co., Ltd.	30,890
1,058	Skyworks Solutions, Inc.	153,939
4,312	STMicroelectronics NV	131,790
1,900	SUMCO Corp.	26,727
1,089	Teradyne, Inc.	86,532
6,068	Texas Instruments, Inc.	866,450
1,000	Tokyo Electron, Ltd.	261,766
1,612	Xilinx, Inc.	168,035
		11,646,898

Shares		Fair Value
Common Stocks, continued
Software (7.0%):
3,161	Adobe, Inc.*	$1,550,248
562	ANSYS, Inc.*	183,903
1,439	Autodesk, Inc.*	332,423
543	Avalara, Inc.*	69,146
462	AVEVA Group plc	28,561
2,273	BlackBerry, Ltd.*	10,431
1,883	Cadence Design Systems, Inc.*	200,784
922	CDK Global, Inc.	40,190
707	Check Point Software Technologies, Ltd.*	85,080
744	Citrix Systems, Inc.	102,456
131	Constellation Software, Inc.	145,585
438	Coupa Software, Inc.*	120,117
943	Crowdstrike Holdings, Inc., Class A*	129,493
289	CyberArk Software, Ltd.*	29,888
891	Dassault Systemes SA	166,182
772	Datadog, Inc., Class A*	78,868
1,165	DocuSign, Inc.*	250,755
1,830	Dropbox, Inc., Class A*	35,246
926	Dynatrace, Inc.*	37,985
177	Fair Isaac Corp.*	75,292
857	Fortinet, Inc.*	100,963
487	Guidewire Software, Inc.*	50,779
1,724	Intuit, Inc.	562,386
47,378	Microsoft Corp.	9,965,014
423	Nemetschek SE	30,978
377	NICE Systems, Ltd.*	85,473
3,948	NortonLifeLock, Inc.	82,276
1,721	Open Text Corp.	72,749
13,552	Oracle Corp.	809,054
300	Oracle Corp.	32,530
317	Paycom Software, Inc.*	98,682
652	PTC, Inc.*	53,933
491	RingCentral, Inc., Class A*	134,834
6,424	Sage Group plc	59,483
5,946	salesforce.com, Inc.*	1,494,349
6,912	SAP SE	1,076,229
1,256	ServiceNow, Inc.*	609,160
2,254	Slack Technologies, Inc., Class A*^	60,542
1,059	Splunk, Inc.*	199,230
1,454	SS&C Technologies Holdings, Inc.	87,996
1,008	Synopsys, Inc.*	215,692
952	TeamViewer AG*	47,004
496	Temenos AG	66,813
265	The Trade Desk, Inc., Class A*	137,477
1,000	Trend Micro, Inc.	61,026
246	Tyler Technologies, Inc.*	85,746
498	VMware, Inc., Class A*^	71,548
564	WiseTech Global, Ltd.	10,602
1,127	Workday, Inc., Class A*	242,452
1,052	Zoom Video Communications, Inc., Class A*	494,556
475	Zscaler, Inc.*	66,828
		20,839,017
Specialty Retail (1.8%):
100	ABC-Mart, Inc.	5,206
433	Advance Auto Parts, Inc.	66,466
160	AutoZone, Inc.*	188,422
1,602	Best Buy Co, Inc.	178,287
416	Burlington Stores, Inc.*	85,733
1,065	CarMax, Inc.*	97,884
400	Fast Retailing Co., Ltd.	251,018
5,029	Hennes & Mauritz AB, Class B	86,779
100	Hikari Tsushin, Inc.	23,834
7,056	Home Depot, Inc. (The)	1,959,521
7,547	Industria de Diseno Textil SA	209,801

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,319	JD Sports Fashion plc	$34,728
11,535	Kingfisher plc	44,077
4,982	Lowe’s Cos., Inc.	826,315
500	Nitori Co., Ltd.	104,010
499	O’Reilly Automotive, Inc.*	230,079
2,369	Ross Stores, Inc.	221,075
100	Shimamura Co., Ltd.	9,777
682	Tiffany & Co.	79,010
7,880	TJX Cos., Inc. (The)	438,522
779	Tractor Supply Co.	111,662
339	Ulta Beauty, Inc.*	75,929
1,700	USS Co., Ltd.	30,414
5,400	Yamada Holdings Co., Ltd.	26,930
		5,385,479
Technology Hardware, Storage & Peripherals (4.8%):
114,016	Apple, Inc.	13,204,192
1,800	Brother Industries, Ltd.	28,593
6,300	Canon, Inc.	104,581
1,173	Dell Technologies, Inc., Class C*	79,400
2,300	FUJIFILM Holdings Corp.	113,351
8,053	Hewlett Packard Enterprise Co.	75,457
9,184	HP, Inc.	174,404
1,205	Logitech International SA, Class R	93,272
1,600	NEC Corp.	93,671
1,453	NetApp, Inc.	63,700
5,000	Ricoh Co., Ltd.^	33,711
1,491	Seagate Technology plc	73,462
2,200	Seiko Epson Corp.^	25,294
1,809	Western Digital Corp.	66,119
		14,229,207
Textiles, Apparel & Luxury Goods (1.3%):
1,237	Adidas AG	400,322
2,277	Burberry Group plc	45,582
3,421	Cie Financiere Richemont SA	229,204
1,539	Gildan Activewear, Inc.	30,332
199	Hermes International SA	171,514
509	Kering	338,130
817	Lululemon Athletica, Inc.*	269,095
1,839	LVMH Moet Hennessy Louis Vuitton SA	859,618
1,454	Moncler SpA	59,546
8,223	Nike, Inc., Class B	1,032,316
565	Pandora A/S	40,665
629	Puma SE*	56,667
400	Ralph Lauren Corp.	27,188
196	Swatch Group AG (The), Class B	45,668
199	Swatch Group AG (The), Registered Shares	8,937
2,217	VF Corp.	155,744
		3,770,528
Tobacco (0.7%):
12,301	Altria Group, Inc.	475,311
14,952	British American Tobacco plc	537,318
5,754	Imperial Brands plc, Class A	101,406
8,000	Japan Tobacco, Inc.	146,107
10,299	Philip Morris International, Inc.	772,322
1,054	Swedish Match AB, Class B	86,030
		2,118,494
Trading Companies & Distributors (0.6%):
941	AerCap Holdings NV*	23,704
2,947	Ashtead Group plc	105,568
900	Brenntag AG	57,260
1,969	Bunzl plc	63,515
3,915	Fastenal Co.	176,527

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,500	Ferguson plc	$150,896
863	HD Supply Holdings, Inc.*	35,590
8,600	Itochu Corp.^	219,939
11,800	Marubeni Corp.^	66,958
8,500	Mitsubishi Corp.^	203,377
11,100	Mitsui & Co., Ltd.^	190,695
1,000	MonotaRo Co., Ltd.	49,812
8,100	Sumitomo Corp.^	97,140
1,600	Toyota Tsushu Corp.	44,691
473	United Rentals, Inc.*	82,539
297	W.W. Grainger, Inc.	105,961
		1,674,172
Transportation Infrastructure (0.2%):
429	Aena SME SA	59,749
215	Aeroports de Paris	21,406
3,673	Atlantia SpA*	57,591
7,444	Auckland International Airport, Ltd.	36,054
155	Fraport AG^	6,137
3,224	Getlink SE	43,707
400	Japan Airport Terminal Co., Ltd.	17,650
500	Kamigumi Co., Ltd.	9,846
10,140	Sydney Airport	42,677
18,407	Transurban Group	186,506
		481,323
Water Utilities (0.1%):
1,212	American Water Works Co., Inc.	175,594
1,615	Essential Utilities, Inc.	65,004
1,276	Severn Trent plc	40,113
5,043	United Utilities Group plc	55,755
		336,466
Wireless Telecommunication Services (0.7%):
10,900	KDDI Corp.	275,765
7,400	NTT DoCoMo, Inc.^	274,464
2,374	Rogers Communications, Inc., Class B	94,183
18,900	Softbank Corp.^	211,802
10,400	SoftBank Group Corp.	642,264
3,563	Tele2 AB^	50,328
3,662	T-Mobile USA, Inc.*	418,786
175,117	Vodafone Group plc	232,281
		2,199,873
Total Common Stocks (Cost $261,825,600)		295,460,390
Preferred Stocks (0.1%):
Automobiles (0.1%):
468	Bayerische Motoren Werke AG (BMW), 5.39%, 5/15/20	25,640
966	Porsche Automobil Holding SE, 4.34%, 5/20/20*	57,668
1,270	Volkswagen AG, 3.54%, 5/8/20*	204,366
		287,674
Household Products (0.0%†):
1,106	Henkel AG & Co. KGaA, 2.07%, 4/21/20	115,796

Total Preferred Stocks (Cost $431,602)		403,470

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (1.8%):
5,327,087	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	$5,327,087

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $5,327,087)		5,327,087

Unaffiliated Investment Companies (0.2%):

Money Markets (0.2%):
609,344	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	609,344
Total Unaffiliated Investment Companies (Cost $609,344)		609,344
Total Investment Securities (Cost $268,193,633) - 101.5%		301,800,291
Net other assets (liabilities) - (1.5)%		(4,512,139)

Net Assets - 100.0%		$297,288,152

Percentages indicated are based on net assets as of September 30, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $5,095,685.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(b)	The rate represents the effective yield at September 30, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2020:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	2.0%
Austria	0.1%
Belgium	0.3%
Bermuda	0.2%
Canada	3.2%
China	—% †
Denmark	0.8%
Finland	0.4%
France	3.0%
Germany	2.8%
Hong Kong	0.9%
Ireland	0.9%
Isle of Man	—% †
Israel	0.2%
Italy	0.6%
Japan	7.7%
Liberia	—% †
Luxembourg	—% †
Netherlands	1.5%
New Zealand	0.1%
Norway	0.2%
Panama	—% †
Portugal	—% †
Singapore	0.3%
Spain	0.7%
Sweden	0.9%
Switzerland	3.3%
United Kingdom	4.4%
United States	65.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/18/20	6	$224,661	$(9,057)
FTSE 100 Index December Futures (British Pounds)	12/18/20	2	150,723	(4,338)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	7	1,173,200	(7,124)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/10/20	1	110,028	1,308

				$(19,211)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (1.0%):
3,648	Axon Enterprise, Inc.*	$330,874
3,529	BWX Technologies, Inc.	198,718
2,064	HEICO Corp.	216,018
3,718	HEICO Corp., Class A	329,638
241	Huntington Ingalls Industries, Inc.	33,921
14,594	Lockheed Martin Corp.	5,593,588
2,572	Mercury Systems, Inc.*	199,227
8,465	Northrop Grumman Corp.	2,670,623
679	TransDigm Group, Inc.	322,606
3,313	Virgin Galactic Holdings, Inc.*^	63,709

		9,958,922

Air Freight & Logistics (0.5%):
1,140	C.H. Robinson Worldwide, Inc.	116,497
5,916	Expeditors International of Washington, Inc.	535,516
27,450	United Parcel Service, Inc., Class B	4,573,993
292	XPO Logistics, Inc.*	24,721

		5,250,727

Automobiles (1.9%):
43,611	Tesla, Inc.*	18,709,555

Beverages (1.8%):
523	Boston Beer Co., Inc. (The), Class A*	461,997
2,204	Brown-Forman Corp., Class A	151,371
9,036	Brown-Forman Corp., Class B	680,592
133,845	Coca-Cola Co. (The)	6,607,928
21,746	Monster Beverage Corp.*	1,744,029
60,091	PepsiCo, Inc.	8,328,612

		17,974,529

Biotechnology (3.6%):
97,674	AbbVie, Inc.	8,555,266
6,524	ACADIA Pharmaceuticals, Inc.*	269,115
2,772	Acceleron Pharma, Inc.*	311,933
480	Agios Pharmaceuticals, Inc.*	16,800
1,828	Alexion Pharmaceuticals, Inc.*	209,178
6,728	Alnylam Pharmaceuticals, Inc.*	979,597
34,719	Amgen, Inc.	8,824,180
2,779	Biogen, Inc.*	788,347
9,614	BioMarin Pharmaceutical, Inc.*	731,433
1,860	Bluebird Bio, Inc.*	100,347
7,786	Exact Sciences Corp.*	793,783
7,051	Exelixis, Inc.*	172,397
3,423	Global Blood Therapeutics, Inc.*	188,744
12,086	Immunomedics, Inc.*	1,027,673
10,722	Incyte Corp.*	962,192
3,763	Ionis Pharmaceuticals, Inc.*	178,554
7,999	Iovance Biotherapeutics, Inc.*	263,327
16,811	Moderna, Inc.*^	1,189,378
5,363	Neurocrine Biosciences, Inc.*	515,706
5,702	Regeneron Pharmaceuticals, Inc.*	3,191,866
3,068	Repligen Corp.*	452,653
243	Sage Therapeutics, Inc.*	14,852
4,486	Sarepta Therapeutics, Inc.*	629,969
7,165	Seattle Genetics, Inc.*	1,402,119
15,307	Vertex Pharmaceuticals, Inc.*	4,165,341

		35,934,750

Building Products (0.1%):
3,586	Allegion plc	354,691
1,132	Armstrong World Industries, Inc.	77,893
18,332	Carrier Global Corp.	559,859
6,732	Trex Co., Inc.*	482,011

		1,474,454

Capital Markets (1.2%):
5,020	Apollo Global Management, Inc.	224,645
5,773	Ares Management Corp., Class A	233,345

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,329	Cboe Global Markets, Inc.	$116,606
2,179	FactSet Research Systems, Inc.	729,704
11,206	Intercontinental Exchange, Inc.	1,121,160
398	LPL Financial Holdings, Inc.	30,515
2,171	MarketAxess Holdings, Inc.	1,045,532
9,575	Moody’s Corp.	2,775,314
1,031	Morningstar, Inc.	165,589
4,776	MSCI, Inc., Class A	1,703,981
8,378	S&P Global, Inc.	3,021,106
3,465	T. Rowe Price Group, Inc.	444,282
4,123	Tradeweb Markets, Inc., Class A	239,134
3,572	Virtu Financial, Inc., Class A	82,192

		11,933,105

Chemicals (0.6%):
1,639	Air Products & Chemicals, Inc.	488,193
2,894	Ecolab, Inc.	578,337
1,457	FMC Corp.	154,311
341	NewMarket Corp.	116,731
6,279	RPM International, Inc.	520,152
2,288	Scotts Miracle-Gro Co. (The)	349,858
4,857	Sherwin Williams Co.	3,384,066
1,292	W.R. Grace & Co.	52,055

		5,643,703

Commercial Services & Supplies (0.4%):
4,605	Cintas Corp.	1,532,682
11,962	Copart, Inc.*	1,257,924
2,053	IAA, Inc.*	106,900
517	MSA Safety, Inc.	69,366
7,789	Rollins, Inc.	422,086
3,242	Waste Management, Inc.	366,897

		3,755,855

Communications Equipment (0.2%):
2,816	Arista Networks, Inc.*	582,715
512	Lumentum Holdings, Inc.*	38,467
988	Motorola Solutions, Inc.	154,928
5,567	Palo Alto Networks, Inc.*	1,362,523
413	Ubiquiti, Inc.	68,831

		2,207,464

Construction & Engineering (0.0%†):
1,458	Quanta Services, Inc.	77,070

Consumer Finance (0.0%†):
43	Credit Acceptance Corp.*^	14,562
5,532	SLM Corp.	44,753

		59,315

Containers & Packaging (0.2%):
13,675	Amcor plc	151,109
1,969	Avery Dennison Corp.	251,717
17,586	Ball Corp.	1,461,748
2,524	Berry Global Group, Inc.*	121,960
858	Crown Holdings, Inc.*	65,946
3,878	Graphic Packaging Holding Co.	54,641

		2,107,121

Distributors (0.1%):
2,272	Pool Corp.	760,075

Diversified Consumer Services (0.1%):
2,411	Bright Horizons Family Solutions, Inc.*	366,569
6,967	Chegg, Inc.*	497,723
920	Frontdoor, Inc.*	35,797
7,422	H&R Block, Inc.	120,904

		1,020,993

Electrical Equipment (0.2%):
6,315	Enphase Energy, Inc.*	521,556

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,266	Generac Holdings, Inc.*	$632,428
3,310	Rockwell Automation, Inc.	730,451
12,801	Vertiv Holdings Co.*	221,713

		2,106,148

Electronic Equipment, Instruments & Components (0.4%):
10,083	Amphenol Corp., Class A	1,091,687
8,351	CDW Corp.	998,195
9,500	Cognex Corp.	618,450
1,102	Coherent, Inc.*	122,245
532	Dolby Laboratories, Inc., Class A	35,261
163	IPG Photonics Corp.*	27,705
1,434	Jabil, Inc.	49,129
3,748	Keysight Technologies, Inc.*	370,227
2,815	Zebra Technologies Corp., Class A*	710,675

		4,023,574

Entertainment (1.8%):
17,780	Activision Blizzard, Inc.	1,439,291
2,393	Electronic Arts, Inc.*	312,071
8,525	Live Nation Entertainment, Inc.*	459,327
25,084	Netflix, Inc.*	12,542,752
7,710	Spotify Technology SA*	1,870,215
6,123	Take-Two Interactive Software, Inc.*	1,011,642
2,489	World Wrestling Entertainment, Inc., Class A	100,730
42,624	Zynga, Inc.*	388,731

		18,124,759

Equity Real Estate Investment Trusts (1.8%):
26,016	American Tower Corp.	6,288,847
1,273	Americold Realty Trust	45,510
3,579	Brookfield Property REIT, Inc., Class A^	43,807
1,628	Coresite Realty Corp.	193,537
22,860	Crown Castle International Corp.	3,806,190
5,183	Equinix, Inc.	3,939,754
4,151	Equity Lifestyle Properties, Inc.	254,456
5,175	Extra Space Storage, Inc.	553,673
10,100	Iron Mountain, Inc.^	270,579
5,800	Public Storage, Inc.	1,291,776
894	SBA Communications Corp.	284,721
14,072	Simon Property Group, Inc.	910,177

		17,883,027

Food & Staples Retailing (1.0%):
22,982	Costco Wholesale Corp.	8,158,610
2,385	Grocery Outlet Holding Corp.*	93,778
5,560	Sprouts Farmers Market, Inc.*	116,371
20,337	Sysco Corp.	1,265,368

		9,634,127

Food Products (0.3%):
2,478	Beyond Meat, Inc.*^	411,497
5,132	Campbell Soup Co.	248,235
6,693	Hershey Co. (The)	959,374
5,049	Kellogg Co.	326,115
1,929	Lamb Weston Holdings, Inc.	127,835
4,082	McCormick & Co.	792,316
1,200	Pilgrim’s Pride Corp.*	17,958

		2,883,330

Health Care Equipment & Supplies (2.9%):
39,149	Abbott Laboratories	4,260,585
2,599	ABIOMED, Inc.*	720,079
4,597	Align Technology, Inc.*	1,504,874
12,578	Baxter International, Inc.	1,011,523
371	Cooper Cos., Inc. (The)	125,072
5,419	DexCom, Inc.*	2,233,874

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
36,356	Edwards Lifesciences Corp.*	$2,901,935
2,758	Haemonetics Corp.*	240,636
501	Hill-Rom Holdings, Inc.	41,839
10,460	Hologic, Inc.*	695,276
334	ICU Medical, Inc.*	61,042
4,955	IDEXX Laboratories, Inc.*	1,947,860
3,858	Insulet Corp.*	912,764
6,826	Intuitive Surgical, Inc.*	4,843,319
2,813	Masimo Corp.*	664,037
5,737	Novocure, Ltd.*	638,585
1,929	Penumbra, Inc.*	374,959
2,197	Quidel Corp.*	481,978
8,441	ResMed, Inc.	1,447,041
190	Steris plc	33,476
6,659	Stryker Corp.	1,387,536
3,140	Tandem Diabetes Care, Inc.*	356,390
1,711	Teleflex, Inc.	582,459
621	Varian Medical Systems, Inc.*	106,812
4,321	West Pharmaceutical Services, Inc.	1,187,843

		28,761,794

Health Care Providers & Services (2.4%):
1,852	Amedisys, Inc.*	437,868
4,223	AmerisourceBergen Corp.	409,293
3,825	Anthem, Inc.	1,027,357
17,151	Cardinal Health, Inc.	805,239
9,885	Centene Corp.*	576,592
893	Chemed Corp.	428,953
5,763	Cigna Corp.	976,310
886	DaVita, Inc.*	75,886
2,570	Encompass Health Corp.	166,999
4,426	Guardant Health, Inc.*	494,738
8,185	HCA Healthcare, Inc.	1,020,506
2,969	Humana, Inc.	1,228,839
345	Laboratory Corp. of America Holdings*	64,953
7,090	McKesson Corp.	1,055,914
2,381	Molina Healthcare, Inc.*	435,818
825	Oak Street Health, Inc.*	44,088
46,327	UnitedHealth Group, Inc.	14,443,369

		23,692,722

Health Care Technology (0.5%):
17,919	Cerner Corp.	1,295,365
10,070	Change Healthcare, Inc.*	146,116
3,247	Livongo Health, Inc.*	454,742
3,801	Teladoc Health, Inc.*	833,331
7,867	Veeva Systems, Inc., Class A*	2,212,122

		4,941,676

Hotels, Restaurants & Leisure (0.9%):
1,640	Chipotle Mexican Grill, Inc.*	2,039,684
2,294	Domino’s Pizza, Inc.	975,592
4,157	Dunkin’ Brands Group, Inc.	340,500
8,501	Las Vegas Sands Corp.	396,657
6,279	McDonald’s Corp.	1,378,178
2,562	Planet Fitness, Inc., Class A*	157,870
39,776	Starbucks Corp.	3,417,554
205	Vail Resorts, Inc.	43,864
10,870	Wendy’s Co. (The)	242,347
1,318	Wynn Resorts, Ltd.	94,646
1,598	Yum China Holdings, Inc.	84,614
1,244	Yum! Brands, Inc.	113,577

		9,285,083

Household Durables (0.2%):
22	NVR, Inc.*	89,829
6,228	Roku, Inc.*	1,175,846

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,181	Tempur Sealy International, Inc.*	$194,523

		1,460,198

Household Products (1.2%):
14,477	Church & Dwight Co., Inc.	1,356,640
5,268	Clorox Co. (The)	1,107,176
2,717	Energizer Holdings, Inc.	106,343
64,252	Procter & Gamble Co. (The)	8,930,386
904	Reynolds Consumer Products, Inc.	27,680

		11,528,225

Independent Power and Renewable Electricity Producers (0.0%†):
4,872	NRG Energy, Inc.	149,765

Industrial Conglomerates (0.4%):
21,875	3M Co.	3,503,937
816	Roper Technologies, Inc.	322,410

		3,826,347

Insurance (0.7%):
79	Alleghany Corp.	41,116
13,518	Aon plc, Class A	2,788,763
385	Axis Capital Holdings, Ltd.	16,955
542	Brown & Brown, Inc.	24,536
823	Erie Indemnity Co., Class A	173,060
1,534	Lincoln National Corp.	48,060
23,182	Marsh & McLennan Cos., Inc.	2,658,976
1,452	Primerica, Inc.	164,279
9,925	Progressive Corp. (The)	939,600
1,005	RenaissanceRe Holdings, Ltd.	170,589

		7,025,934

Interactive Media & Services (8.0%):
13,740	Alphabet, Inc., Class A*	20,137,344
13,563	Alphabet, Inc., Class C*	19,932,185
141,635	Facebook, Inc., Class A*	37,094,206
4,508	IAC/InterActive Corp.*	539,968
12,889	Match Group, Inc.*	1,426,168
19,634	Pinterest, Inc., Class A*	815,007
375	Zillow Group, Inc., Class A*	38,078
958	Zillow Group, Inc., Class C*	97,323

		80,080,279

Internet & Direct Marketing Retail (8.7%):
25,010	Amazon.com, Inc.*	78,749,738
2,410	Booking Holdings, Inc.*	4,122,739
35,951	eBay, Inc.	1,873,047
6,941	Etsy, Inc.*	844,234
973	Expedia Group, Inc.	89,214
567	Grubhub, Inc.*	41,011
3,534	Wayfair, Inc., Class A*^	1,028,429

		86,748,412

IT Services (8.2%):
37,595	Accenture plc, Class C	8,496,094
7,757	Akamai Technologies, Inc.*	857,459
21,796	Automatic Data Processing, Inc.	3,040,324
404	BigCommerce Holdings, Inc.*^	33,653
8,868	Black Knight, Inc.*	771,959
8,067	Booz Allen Hamilton Holding Corp.	669,400
6,702	Broadridge Financial Solutions, Inc.	884,664
257	CACI International, Inc., Class A*	54,782
2,281	Cognizant Technology Solutions Corp., Class A	158,347
291	CoreLogic, Inc.	19,692
3,129	EPAM Systems, Inc.*	1,011,543
4,729	Fastly, Inc., Class A*	443,013
9,708	Fiserv, Inc.*	1,000,409
4,856	FleetCor Technologies, Inc.*	1,156,214
5,067	Gartner, Inc.*	633,122

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,213	Genpact, Ltd.	$164,096
9,700	GoDaddy, Inc., Class A*	736,909
3,494	Jack Henry & Associates, Inc.	568,089
838	Leidos Holdings, Inc.	74,708
52,036	MasterCard, Inc., Class A	17,597,014
2,938	MongoDB, Inc.*	680,176
6,772	Okta, Inc.*	1,448,192
14,931	Paychex, Inc.	1,191,046
69,269	PayPal Holdings, Inc.*	13,648,071
479	Science Applications International Corp.	37,563
21,762	Square, Inc., Class A*	3,537,413
10,493	StoneCo, Ltd., Class A*	554,975
5,671	Switch, Inc., Class A	88,524
4,829	Teradata Corp.*	109,618
6,706	Twilio, Inc., Class A*	1,656,986
3,570	VeriSign, Inc.*	731,315
99,589	Visa, Inc., Class A	19,914,812
4,590	Western Union Co.	98,364
239	WEX, Inc.*	33,214

		82,101,760

Leisure Products (0.0%†):
11,958	Mattel, Inc.*	139,908
1,312	Peloton Interactive, Inc., Class A*	130,203
384	Polaris, Inc.	36,227

		306,338

Life Sciences Tools & Services (1.4%):
3,279	10X Genomics, Inc., Class A*	408,826
4,804	Adaptive Biotechnologies Corp.*	233,619
1,527	Agilent Technologies, Inc.	154,135
26,504	Avantor, Inc.*	596,075
553	Berkeley Lights, Inc.*^	42,227
2,117	Bio-Techne Corp.	524,444
2,819	Bruker Corp.	112,055
2,544	Charles River Laboratories International, Inc.*	576,089
8,651	Illumina, Inc.*	2,673,851
4,196	IQVIA Holdings, Inc.*	661,415
1,306	Mettler-Toledo International, Inc.*	1,261,270
1,186	PerkinElmer, Inc.	148,855
6,006	PPD, Inc.*	222,162
3,178	PRA Health Sciences, Inc.*	322,376
554	Syneos Health, Inc.*	29,451
13,674	Thermo Fisher Scientific, Inc.	6,037,344
291	Waters Corp.*	56,943

		14,061,137

Machinery (0.3%):
4,130	Allison Transmission Holdings, Inc.	145,128
840	Donaldson Co., Inc.	38,993
4,957	Graco, Inc.	304,112
8,222	Illinois Tool Works, Inc.	1,588,573
1,354	Lincoln Electric Holdings, Inc.	124,622
2,753	Nordson Corp.	528,080
5,755	Toro Co. (The)	483,132

		3,212,640

Media (0.6%):
17,628	Altice USA, Inc., Class A*	458,328
323	Cable One, Inc.	608,994
7,965	Charter Communications, Inc., Class A*	4,972,868
1,288	Liberty Media Corp.-Liberty SiriusXM, Class C*	42,607
1,700	Nexstar Media Group, Inc., Class A	152,881
42,265	Sirius XM Holdings, Inc.^	226,540

		6,462,218

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.0%†):
2,808	Royal Gold, Inc.	$337,437

Multiline Retail (0.4%):
14,837	Dollar General Corp.	3,110,132
6,577	Dollar Tree, Inc.*	600,743
2,708	Ollie’s Bargain Outlet Holdings, Inc.*	236,544

		3,947,419

Oil, Gas & Consumable Fuels (0.1%):
13,915	Cheniere Energy, Inc.*	643,847
1,324	Equitrans Midstream Corp.	11,201

		655,048

Personal Products (0.3%):
11,676	Estee Lauder Co., Inc. (The), Class A	2,548,287
888	Herbalife Nutrition, Ltd.*	41,425

		2,589,712

Pharmaceuticals (3.0%):
48,474	Bristol-Myers Squibb Co.	2,922,497
49,682	Eli Lilly & Co.	7,353,930
10,595	Horizon Therapeutics plc*	823,020
20,842	Johnson & Johnson Co.	3,102,957
130,234	Merck & Co., Inc.	10,802,910
1,363	Reata Pharmaceuticals, Inc., Class A*	132,783
2,068	Royalty Pharma plc, Class A	87,001
25,368	Zoetis, Inc.	4,195,106

		29,420,204

Professional Services (0.6%):
2,305	CoStar Group, Inc.*	1,955,815
5,285	Equifax, Inc.	829,217
12,741	IHS Markit, Ltd.	1,000,296
10,190	TransUnion	857,285
9,339	Verisk Analytics, Inc.	1,730,610

		6,373,223

Road & Rail (0.8%):
1,406	J.B. Hunt Transport Services, Inc.	177,690
1,836	Landstar System, Inc.	230,400
4,939	Old Dominion Freight Line, Inc.	893,564
61,836	Uber Technologies, Inc.*	2,255,777
20,421	Union Pacific Corp.	4,020,282

		7,577,713

Semiconductors & Semiconductor Equipment (5.9%):
63,954	Advanced Micro Devices, Inc.*	5,243,588
2,640	Analog Devices, Inc.	308,194
54,031	Applied Materials, Inc.	3,212,143
21,827	Broadcom, Inc.	7,952,013
7,450	Entegris, Inc.	553,833
2,881	Inphi Corp.*	323,392
9,143	KLA Corp.	1,771,365
8,548	Lam Research Corp.	2,835,799
5,191	Maxim Integrated Products, Inc.	350,964
10,699	Microchip Technology, Inc.	1,099,429
2,477	MKS Instruments, Inc.	270,563
2,544	Monolithic Power Systems, Inc.	711,328
34,820	NVIDIA Corp.	18,845,279
66,381	Qualcomm, Inc.	7,811,716
2,817	SolarEdge Technologies, Inc.*	671,432
9,739	Teradyne, Inc.	773,861
26,962	Texas Instruments, Inc.	3,849,904
2,567	Universal Display Corp.	463,960
14,386	Xilinx, Inc.	1,499,597

		58,548,360

Software (17.7%):
1,331	2u, Inc.*	45,068
28,374	Adobe, Inc.*	13,915,461

Shares		Fair Value
Common Stocks, continued
Software, continued
3,210	Alteryx, Inc., Class A*^	$364,496
7,732	Anaplan, Inc.*	483,869
5,045	ANSYS, Inc.*	1,650,875
3,708	Aspen Technology, Inc.*	469,396
7,559	Atlassian Corp. plc, Class A*	1,374,151
8,611	Autodesk, Inc.*	1,989,227
4,796	Avalara, Inc.*	610,723
3,195	Bill.com Holdings, Inc.*	320,490
16,237	Cadence Design Systems, Inc.*	1,731,351
994	CDK Global, Inc.	43,328
4,497	Ceridian HCM Holding, Inc.*	371,677
2,012	Citrix Systems, Inc.	277,073
6,508	Cloudflare, Inc., Class A*	267,218
3,910	Coupa Software, Inc.*	1,072,278
6,473	Crowdstrike Holdings, Inc., Class A*	888,872
8,976	Datadog, Inc., Class A*	916,988
10,552	DocuSign, Inc.*	2,271,212
14,448	Dropbox, Inc., Class A*	278,268
811	Duck Creek Technologies, Inc.*^	36,844
10,689	Dynatrace, Inc.*	438,463
3,795	Elastic NV*	409,443
2,056	Everbridge, Inc.*	258,501
1,676	Fair Isaac Corp.*	712,937
3,182	FireEye, Inc.*	39,282
3,712	Five9, Inc.*	481,372
7,829	Fortinet, Inc.*	922,334
2,180	Globant SA*	390,700
1,014	Guidewire Software, Inc.*	105,730
2,425	HubSpot, Inc.*	708,658
14,860	Intuit, Inc.	4,847,481
3,293	Manhattan Associates, Inc.*	314,449
4,662	Medallia, Inc.*	127,832
441,697	Microsoft Corp.	92,902,131
442	nCino, Inc.*	35,219
2,858	New Relic, Inc.*	161,077
32,780	NortonLifeLock, Inc.	683,135
10,490	Nutanix, Inc., Class A*	232,668
99,528	Oracle Corp.	5,941,822
4,400	Pagerduty, Inc.*^	119,284
2,901	Paycom Software, Inc.*	903,081
2,072	Paylocity Holding Corp.*	334,462
2,086	Pegasystems, Inc.	252,489
6,009	Pluralsight, Inc., Class A*	102,934
3,387	Proofpoint, Inc.*	357,498
6,137	PTC, Inc.*	507,653
4,730	RealPage, Inc.*	272,637
4,499	RingCentral, Inc., Class A*	1,235,470
47,354	salesforce.com, Inc.*	11,901,007
11,207	ServiceNow, Inc.*	5,435,395
22,603	Slack Technologies, Inc., Class A*^	607,117
6,657	Smartsheet, Inc.*	328,989
9,363	Splunk, Inc.*	1,761,461
2,694	SS&C Technologies Holdings, Inc.	163,041
8,182	Synopsys, Inc.*	1,750,784
2,461	The Trade Desk, Inc., Class A*	1,276,718
2,307	Tyler Technologies, Inc.*	804,128
4,624	VMware, Inc., Class A*^	664,330
10,107	Workday, Inc., Class A*	2,174,319
6,610	Zendesk, Inc.*	680,301
9,848	Zoom Video Communications, Inc., Class A*	4,629,643
4,139	Zscaler, Inc.*	582,316

		175,937,156

Specialty Retail (2.8%):
813	AutoZone, Inc.*	957,421
2,482	Best Buy Co, Inc.	276,222

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,410	Burlington Stores, Inc.*	$702,767
784	CarMax, Inc.*	72,057
3,212	Carvana Co.*	716,469
3,243	Five Below, Inc.*	411,861
5,517	Floor & Decor Holdings, Inc., Class A*	412,672
31,680	Home Depot, Inc. (The)	8,797,853
44,579	Lowe’s Cos., Inc.	7,393,873
4,311	O’Reilly Automotive, Inc.*	1,987,716
16,648	Ross Stores, Inc.	1,553,591
57,236	TJX Cos., Inc. (The)	3,185,183
6,805	Tractor Supply Co.	975,429
2,948	Ulta Beauty, Inc.*	660,293
1,106	Vroom, Inc.*	57,269
700	Williams-Sonoma, Inc.	63,308

		28,223,984

Technology Hardware, Storage & Peripherals (11.1%):
951,684	Apple, Inc.	110,214,525
1,109	Dell Technologies, Inc., Class C*	75,068
7,057	NetApp, Inc.	309,379
7,584	Pure Storage, Inc., Class A*	116,718

		110,715,690

Textiles, Apparel & Luxury Goods (1.1%):
6,691	Lululemon Athletica, Inc.*	2,203,815
71,445	Nike, Inc., Class B	8,969,206
1,217	VF Corp.	85,494

		11,258,515

Thrifts & Mortgage Finance (0.0%†):
429	LendingTree, Inc.*^	131,656
2,416	Rocket Cos., Inc., Class A*^	48,151

		179,807

Tobacco (0.2%):
47,821	Altria Group, Inc.	1,847,803

Trading Companies & Distributors (0.2%):
27,347	Fastenal Co.	1,233,077
1,903	W.W. Grainger, Inc.	678,933

		1,912,010

Total Common Stocks (Cost $478,596,560)		974,691,212

Private Placements (0.8%):
Software (0.8%):
841,419	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	7,673,741

Total Private Placements (Cost $5,157,898)		7,673,741

Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
4,195,434	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	4,195,434

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $4,195,434)		4,195,434

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies (1.4%):

Money Markets (1.4%):
13,653,337	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	$13,653,337

Total Unaffiliated Investment Companies (Cost $13,653,337)		13,653,337

Total Investment Securities (Cost $501,603,229) - 100.4%		1,000,213,724
Net other assets (liabilities) - (0.4)%		(4,042,954)

Net Assets - 100.0%		$996,170,770

Percentages indicated are based on net assets as of September 30, 2020.

REIT        -     Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $4,070,756.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.77% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.77% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(d)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq 100 E-Mini December Futures (U.S. Dollar)	12/18/20	37	$8,441,365	$248,919
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	38	6,368,800	54,409

				$303,328

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (2.1%):
29,859	Boeing Co. (The)	$4,934,499
1,906	BWX Technologies, Inc.	107,327
2,316	Curtiss-Wright Corp.	215,990
14,173	General Dynamics Corp.	1,961,968
489	HEICO Corp.	51,179
851	HEICO Corp., Class A	75,450
4,651	Hexcel Corp.	156,041
22,029	Howmet Aerospace, Inc.*	368,325
1,999	Huntington Ingalls Industries, Inc.	281,359
12,035	L3harris Technologies, Inc.	2,044,024
567	Mercury Systems, Inc.*	43,920
707	Northrop Grumman Corp.	223,051
79,708	Raytheon Technologies Corp.	4,586,398
5,849	Spirit AeroSystems Holdings, Inc., Class A	110,605
2,023	Teledyne Technologies, Inc.*	627,555
12,708	Textron, Inc.	458,632
2,269	TransDigm Group, Inc.	1,078,047

		17,324,370

Air Freight & Logistics (0.8%):
6,236	C.H. Robinson Worldwide, Inc.	637,257
3,585	Expeditors International of Washington, Inc.	324,514
13,504	FedEx Corp.	3,396,526
13,407	United Parcel Service, Inc., Class B	2,234,008
4,815	XPO Logistics, Inc.*	407,638

		6,999,943

Airlines (0.4%):
6,693	Alaska Air Group, Inc.	245,165
27,420	American Airlines Group, Inc.^	336,992
1,749	Copa Holdings SA, Class A	88,045
35,595	Delta Air Lines, Inc.	1,088,495
15,037	JetBlue Airways Corp.*	170,369
32,906	Southwest Airlines Co.	1,233,975
16,196	United Airlines Holdings, Inc.*	562,811

		3,725,852

Auto Components (0.3%):
14,955	Aptiv plc	1,371,074
11,550	BorgWarner, Inc.	447,447
13,689	Gentex Corp.	352,492
3,344	Lear Corp.	364,663

		2,535,676

Automobiles (0.5%):
217,773	Ford Motor Co.	1,450,368
69,824	General Motors Co.	2,066,092
8,535	Harley-Davidson, Inc.	209,449
3,077	Thor Industries, Inc.	293,115

		4,019,024

Banks (6.5%):
8,456	Associated Banc-Corp.	106,715
431,415	Bank of America Corp.	10,392,787
2,200	Bank of Hawaii Corp.	111,144
6,813	Bank OZK	145,253
1,750	BOK Financial Corp.	90,143
116,432	Citigroup, Inc.	5,019,384
23,787	Citizens Financial Group, Inc.	601,335
7,764	Comerica, Inc.	296,973
5,612	Commerce Bancshares, Inc.	315,899
3,124	Cullen/Frost Bankers, Inc.	199,780
7,867	East West Bancorp, Inc.	257,566
17,991	F.N.B. Corp.	121,979
39,702	Fifth Third Bancorp	846,447
366	First Citizens BancShares, Inc., Class A	116,673

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,231	First Hawaiian, Inc.	$104,633
30,445	First Horizon National Corp.	287,096
9,507	First Republic Bank	1,036,833
56,373	Huntington Bancshares, Inc.	516,940
169,024	JPMorgan Chase & Co.	16,271,940
54,226	KeyCorp	646,916
7,147	M&T Bank Corp.	658,167
6,511	PacWest Bancorp	111,208
23,600	People’s United Financial, Inc.	243,316
4,122	Pinnacle Financial Partners, Inc.	146,702
23,705	PNC Financial Services Group, Inc. (The)	2,605,417
4,843	Popular, Inc.	175,656
4,981	Prosperity Bancshares, Inc.	258,165
53,631	Regions Financial Corp.	618,365
2,903	Signature Bank	240,920
10,785	Sterling Bancorp	113,458
2,869	SVB Financial Group*	690,339
8,069	Synovus Financial Corp.	170,821
8,418	TCF Financial Corp.	196,644
75,290	Truist Financial Corp.	2,864,785
75,975	U.S. Bancorp	2,723,704
12,274	Umpqua Holdings Corp.	130,350
4,995	Webster Financial Corp.	131,918
209,963	Wells Fargo & Co.	4,936,230
5,485	Western Alliance Bancorp	173,436
3,185	Wintrust Financial Corp.	127,559
9,010	Zions Bancorp	263,272

		55,066,868

Beverages (1.2%):
312	Brown-Forman Corp., Class A	21,428
1,492	Brown-Forman Corp., Class B	112,377
89,280	Coca-Cola Co. (The)	4,407,754
8,911	Constellation Brands, Inc., Class C	1,688,724
21,020	Keurig Dr Pepper, Inc.	580,152
9,740	Molson Coors Brewing Co., Class B	326,874
20,646	PepsiCo, Inc.	2,861,536

		9,998,845

Biotechnology (1.1%):
5,911	AbbVie, Inc.	517,744
3,098	Agios Pharmaceuticals, Inc.*	108,430
10,048	Alexion Pharmaceuticals, Inc.*	1,149,793
8,806	Alkermes plc*	145,915
6,116	Biogen, Inc.*	1,734,987
938	BioMarin Pharmaceutical, Inc.*	71,363
1,991	Bluebird Bio, Inc.*	107,414
1,087	Exact Sciences Corp.*	110,820
10,800	Exelixis, Inc.*	264,060
70,213	Gilead Sciences, Inc.	4,436,760
3,703	Ionis Pharmaceuticals, Inc.*	175,707
2,644	Sage Therapeutics, Inc.*	161,601
2,421	United Therapeutics Corp.*	244,521

		9,229,115

Building Products (0.9%):
7,405	A.O. Smith Corp.	390,984
1,800	Allegion plc	178,038
1,675	Armstrong World Industries, Inc.	115,257
1,430	AZEK Co., Inc. (The)*	49,778
31,080	Carrier Global Corp.	949,183
7,686	Fortune Brands Home & Security, Inc.	664,993
41,590	Johnson Controls International plc	1,698,952
1,930	Lennox International, Inc.	526,137
14,669	Masco Corp.	808,702
5,966	Owens Corning	410,520

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
13,338	Trane Technologies plc	$1,617,233

		7,409,777

Capital Markets (4.0%):
2,616	Affiliated Managers Group, Inc.	178,882
6,610	Ameriprise Financial, Inc.	1,018,667
4,798	Apollo Global Management, Inc.	214,711
44,613	Bank of New York Mellon Corp. (The)	1,532,010
8,230	BlackRock, Inc., Class A+	4,638,018
5,887	Carlyle Group, Inc. (The)	145,232
4,778	Cboe Global Markets, Inc.	419,222
64,570	Charles Schwab Corp. (The)	2,339,371
19,842	CME Group, Inc.	3,319,765
12,348	E*TRADE Financial Corp.	618,017
6,179	Eaton Vance Corp.	235,729
2,203	Evercore, Inc., Class A	144,208
15,119	Franklin Resources, Inc.	307,672
18,520	Goldman Sachs Group, Inc.	3,721,964
4,024	Interactive Brokers Group, Inc., Class A	194,480
19,558	Intercontinental Exchange, Inc.	1,956,778
21,041	Invesco, Ltd.	240,078
29,744	KKR & Co., Inc., Class A	1,021,409
5,627	Lazard, Ltd., Class A	185,972
4,035	LPL Financial Holdings, Inc.	309,363
61,643	Morgan Stanley	2,980,439
177	Morningstar, Inc.	28,428
6,388	Nasdaq, Inc.	783,871
10,723	Northern Trust Corp.	836,072
6,851	Raymond James Financial, Inc.	498,479
5,520	S&P Global, Inc.	1,990,512
6,436	SEI Investments Co.	326,434
19,655	State Street Corp.	1,166,131
9,424	T. Rowe Price Group, Inc.	1,208,345
14,491	TD Ameritrade Holding Corp.	567,323
686	Tradeweb Markets, Inc., Class A	39,788
443	Virtu Financial, Inc., Class A	10,193

		33,177,563

Chemicals (3.1%):
10,777	Air Products & Chemicals, Inc.	3,210,038
5,890	Albemarle Corp.	525,859
3,087	Ashland Global Holdings, Inc.	218,930
11,753	Axalta Coating Systems, Ltd.*	260,564
3,107	Cabot Corp.	111,945
6,576	Celanese Corp., Series A	706,591
11,916	CF Industries Holdings, Inc.	365,940
9,113	Chemours Co. (The)	190,553
41,885	Corteva, Inc.	1,206,707
41,462	Dow, Inc.	1,950,787
41,080	DuPont de Nemours, Inc.	2,279,118
7,569	Eastman Chemical Co.	591,290
11,151	Ecolab, Inc.	2,228,416
12,108	Element Solutions, Inc.*	127,255
5,804	FMC Corp.	614,702
11,175	Huntsman Corp.	248,197
5,971	International Flavors & Fragrances, Inc.	731,149
29,371	Linde plc	6,994,116
14,318	Lyondellbasell Industries NV	1,009,276
19,274	Mosaic Co. (The)	352,136
29	NewMarket Corp.	9,927
7,955	Olin Corp.	98,483
13,173	PPG Industries, Inc.	1,608,160
988	RPM International, Inc.	81,846
165	Scotts Miracle-Gro Co. (The)	25,230
10,340	Valvoline, Inc.	196,874
2,013	W.R. Grace & Co.	81,104

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,892	Westlake Chemical Corp.	$119,612

		26,144,805

Commercial Services & Supplies (0.6%):
8,980	ADT, Inc.	73,367
562	Cintas Corp.	187,050
2,871	Clean Harbors, Inc.*	160,862
5,710	IAA, Inc.*	297,320
1,580	MSA Safety, Inc.	211,989
11,719	Republic Services, Inc., Class A	1,093,969
1,034	Rollins, Inc.	56,032
5,098	Stericycle, Inc.*	321,480
20,554	Waste Management, Inc.	2,326,096

		4,728,165

Communications Equipment (1.5%):
583	Arista Networks, Inc.*	120,640
8,529	Ciena Corp.*	338,516
236,793	Cisco Systems, Inc.	9,327,276
10,113	CommScope Holding Co., Inc.*	91,017
2,683	EchoStar Corp., Class A*	66,780
3,401	F5 Networks, Inc.*	417,541
18,346	Juniper Networks, Inc.	394,439
3,728	Lumentum Holdings, Inc.*	280,085
8,527	Motorola Solutions, Inc.	1,337,119
3,216	ViaSat, Inc.*	110,598

		12,484,011

Construction & Engineering (0.2%):
8,528	AECOM*	356,812
6,989	Jacobs Engineering Group, Inc.	648,369
6,089	Quanta Services, Inc.	321,865
1,169	Valmont Industries, Inc.	145,166

		1,472,212

Construction Materials (0.2%):
2,303	Eagle Materials, Inc., Class A	198,795
3,469	Martin Marietta Materials, Inc.	816,464
7,378	Vulcan Materials Co.	1,000,014

		2,015,273

Consumer Finance (1.0%):
20,851	Ally Financial, Inc.	522,735
36,560	American Express Co.	3,665,141
25,290	Capital One Financial Corp.	1,817,339
527	Credit Acceptance Corp.*^	178,463
17,108	Discover Financial Services	988,500
3,626	Onemain Holdings, Inc.	113,313
4,212	Santander Consumer USA Holdings, Inc.	76,616
16,060	SLM Corp.	129,925
32,542	Synchrony Financial	851,624

		8,343,656

Containers & Packaging (0.6%):
73,320	Amcor plc	810,186
3,584	AptarGroup, Inc.	405,709
1,027	Ardagh Group SA	14,429
2,731	Avery Dennison Corp.	349,131
1,140	Ball Corp.	94,757
4,891	Berry Global Group, Inc.*	236,333
6,490	Crown Holdings, Inc.*	498,821
12,129	Graphic Packaging Holding Co.	170,898
21,951	International Paper Co.	889,894
5,228	Packaging Corp. of America	570,113
8,673	Sealed Air Corp.	336,599
4,388	Silgan Holdings, Inc.	161,347
5,589	Sonoco Products Co.	285,430
14,318	WestRock Co.	497,407

		5,321,054

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Distributors (0.1%):
7,843	Genuine Parts Co.	$746,419
16,902	LKQ Corp.*	468,692

		1,215,111

Diversified Consumer Services (0.2%):
985	Bright Horizons Family Solutions, Inc.*	149,759
3,974	Frontdoor, Inc.*	154,628
230	Graham Holdings Co., Class B	92,945
2,603	Grand Canyon Education, Inc.*	208,084
3,198	H&R Block, Inc.	52,095
9,705	Service Corp. International	409,358
7,381	ServiceMaster Global Holdings, Inc.*	294,354

		1,361,223

Diversified Financial Services (2.9%):
106,948	Berkshire Hathaway, Inc., Class B*	22,773,507
22,692	Equitable Holdings, Inc.	413,902
12,651	Jefferies Financial Group, Inc.	227,718
7,012	Voya Financial, Inc.	336,085

		23,751,212

Diversified Telecommunication Services (3.1%):
397,757	AT&T, Inc.	11,340,052
61,066	CenturyLink, Inc.	616,156
231,176	Verizon Communications, Inc.	13,752,660

		25,708,868

Electric Utilities (3.6%):
13,942	Alliant Energy Corp.	720,104
27,748	American Electric Power Co., Inc.	2,267,844
3,163	Avangrid, Inc.	159,605
41,068	Duke Energy Corp.	3,636,982
19,970	Edison International	1,015,275
11,215	Entergy Corp.	1,105,014
12,635	Evergy, Inc.	642,111
19,130	Eversource Energy	1,598,312
54,395	Exelon Corp.	1,945,165
30,260	FirstEnergy Corp.	868,765
5,969	Hawaiian Electric Industries, Inc.	198,410
2,810	IDACORP, Inc.	224,519
27,366	NextEra Energy, Inc.	7,595,706
11,151	OGE Energy Corp.	334,418
71,157	PG&E Corp.*	668,164
6,280	Pinnacle West Capital Corp.	468,174
43,024	PPL Corp.	1,170,683
59,039	Southern Co. (The)	3,201,095
29,350	Xcel Energy, Inc.	2,025,444

		29,845,790

Electrical Equipment (1.0%):
2,194	Acuity Brands, Inc.	224,556
12,798	AMETEK, Inc.	1,272,121
22,352	Eaton Corp. plc	2,280,575
33,260	Emerson Electric Co.	2,180,858
287	Generac Holdings, Inc.*	55,575
3,059	GrafTech International, Ltd.	20,924
3,015	Hubbell, Inc.	412,573
8,670	nVent Electric plc	153,372
2,259	Regal-Beloit Corp.	212,052
3,327	Rockwell Automation, Inc.	734,202
8,611	Sensata Technologies Holding plc*	371,479

		7,918,287

Electronic Equipment, Instruments & Components (0.7%):
6,561	Amphenol Corp., Class A	710,359
4,351	Arrow Electronics, Inc.*	342,250
5,470	Avnet, Inc.	141,345
221	Coherent, Inc.*	24,516

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
41,864	Corning, Inc.	$1,356,812
3,101	Dolby Laboratories, Inc., Class A	205,534
7,278	FLIR Systems, Inc.	260,916
1,850	IPG Photonics Corp.*	314,445
6,644	Jabil, Inc.	227,623
6,934	Keysight Technologies, Inc.*	684,941
1,314	Littlelfuse, Inc.	233,025
7,190	National Instruments Corp.	256,683
2,317	SYNNEX Corp.	324,519
13,883	Trimble, Inc.*	676,102
252	Zebra Technologies Corp., Class A*	63,620

		5,822,690

Energy Equipment & Services (0.3%):
36,640	Baker Hughes Co.	486,946
48,892	Halliburton Co.	589,148
5,830	Helmerich & Payne, Inc.	85,410
21,651	National Oilwell Varco, Inc.	196,158
77,574	Schlumberger, Ltd.	1,207,052

		2,564,714

Entertainment (2.1%):
25,818	Activision Blizzard, Inc.	2,089,967
13,727	Electronic Arts, Inc.*	1,790,138
1,395	Liberty Media Corp-Liberty Formula One, Class A*	46,746
11,060	Liberty Media Corp-Liberty Formula One, Class C*	401,146
3,570	Lions Gate Entertainment Corp., Class A*	33,844
6,558	Lions Gate Entertainment Corp., Class B*	57,185
986	Madison Square Garden Entertainment Corp.*	67,531
1,046	Madison Square Garden Sports Corp., Class A*	157,402
471	Take-Two Interactive Software, Inc.*	77,819
100,827	Walt Disney Co. (The)	12,510,614
8,763	Zynga, Inc.*	79,919

		17,312,311

Equity Real Estate Investment Trusts (4.4%):
6,991	Alexandria Real Estate Equities, Inc.	1,118,560
7,638	American Campus Communities, Inc.	266,719
14,485	American Homes 4 Rent, Class A	412,533
10,068	Americold Realty Trust	359,931
8,261	Apartment Investment & Management Co.	278,561
11,696	Apple Hospitality REIT, Inc.	112,399
7,857	AvalonBay Communities, Inc.	1,173,364
8,683	Boston Properties, Inc.	697,245
9,402	Brandywine Realty Trust	97,217
16,530	Brixmor Property Group, Inc.	193,236
5,264	Camden Property Trust	468,391
731	Coresite Realty Corp.	86,901
6,264	Corporate Office Properties Trust	148,582
8,259	Cousins Properties, Inc.	236,125
1,556	Crown Castle International Corp.	259,074
10,780	CubeSmart	348,302
6,416	Cyrusone, Inc.	449,312
14,929	Digital Realty Trust, Inc.	2,190,979
9,283	Douglas Emmett, Inc.	233,003
20,563	Duke Realty Corp.	758,775
8,160	Empire State Realty Trust, Inc., Class A	49,939
4,349	EPR Properties	119,598
6,512	Equity Commonwealth	173,415

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
5,725	Equity Lifestyle Properties, Inc.	$350,943
20,521	Equity Residential	1,053,343
3,640	Essex Property Trust, Inc.	730,876
2,083	Extra Space Storage, Inc.	222,860
4,199	Federal Realty Investment Trust	308,375
7,043	First Industrial Realty Trust, Inc.	280,311
11,272	Gaming and Leisure Properties, Inc.	416,275
12,129	Healthcare Trust of America, Inc., Class A	315,354
30,103	Healthpeak Properties, Inc.	817,296
5,739	Highwoods Properties, Inc.	192,658
39,015	Host Hotels & Resorts, Inc.	420,972
8,380	Hudson Pacific Properties, Inc.	183,773
31,264	Invitation Homes, Inc.	875,079
6,608	Iron Mountain, Inc.^	177,028
6,796	JBG SMITH Properties	181,725
6,411	Kilroy Realty Corp.	333,116
23,048	Kimco Realty Corp.	259,520
4,796	Lamar Advertising Co., Class A	317,351
2,602	Life Storage, Inc.	273,913
29,022	Medical Properties Trust, Inc.	511,658
6,357	Mid-America Apartment Communities, Inc.	737,094
9,557	National Retail Properties, Inc.	329,812
12,555	Omega Healthcare Investors, Inc.	375,897
7,522	Outfront Media, Inc.	109,445
10,557	Paramount Group, Inc.	74,744
13,359	Parks Hotels & Resorts, Inc.	133,456
41,150	ProLogis, Inc.	4,140,512
2,922	Public Storage, Inc.	650,788
7,613	Rayonier, Inc.	201,288
19,203	Realty Income Corp.	1,166,582
9,403	Regency Centers Corp.	357,502
7,015	Rexford Industrial Realty, Inc.	321,006
5,341	SBA Communications Corp.	1,701,002
3,618	Simon Property Group, Inc.	234,012
3,769	SL Green Realty Corp.^	174,769
5,739	Spirit Realty Capital, Inc.	193,691
12,542	STORE Capital Corp.	344,027
5,395	Sun Communities, Inc.	758,591
3,348	Taubman Centers, Inc.	111,455
16,348	UDR, Inc.	533,108
20,836	Ventas, Inc.	874,279
60,257	VEREIT, Inc.	391,671
29,193	VICI Properties, Inc.	682,240
9,791	Vornado Realty Trust	330,055
6,767	Weingarten Realty Investors	114,768
23,347	Welltower, Inc.	1,286,186
41,705	Weyerhaeuser Co.	1,189,427
9,549	WP Carey, Inc.	622,213

		36,594,207

Food & Staples Retailing (1.9%):
1,938	Albertsons Cos., Inc., Class A*^	26,841
2,054	Casey’s General Stores, Inc.	364,893
2,887	Costco Wholesale Corp.	1,024,885
1,808	Grocery Outlet Holding Corp.*	71,091
43,228	Kroger Co. (The)	1,465,861
880	Sprouts Farmers Market, Inc.*	18,418
7,799	Sysco Corp.	485,254
12,260	US Foods Holding Corp.*	272,417
39,979	Walgreens Boots Alliance, Inc.	1,436,046
77,718	Walmart, Inc.	10,873,526

		16,039,232

Food Products (2.0%):
30,934	Archer-Daniels-Midland Co.	1,438,122
581	Beyond Meat, Inc.*^	96,481

Shares		Fair Value
Common Stocks, continued
Food Products, continued
7,704	Bunge, Ltd.	$352,073
4,736	Campbell Soup Co.	229,080
27,214	Conagra Brands, Inc.	971,812
10,875	Flowers Foods, Inc.	264,589
33,909	General Mills, Inc.	2,091,507
4,540	Hain Celestial Group, Inc. (The)*	155,722
1,878	Hershey Co. (The)	269,193
15,580	Hormel Foods Corp.	761,706
3,745	Ingredion, Inc.	283,422
6,164	JM Smucker Co. (The)	712,065
9,262	Kellogg Co.	598,233
36,158	Kraft Heinz Co. (The)	1,082,932
6,279	Lamb Weston Holdings, Inc.	416,109
3,053	McCormick & Co.	592,587
78,952	Mondelez International, Inc., Class A	4,535,792
1,888	Pilgrim’s Pride Corp.*	28,254
3,556	Post Holdings, Inc.*	305,816
14	Seaboard Corp.	39,714
2,738	TreeHouse Foods, Inc.*	110,971
16,052	Tyson Foods, Inc., Class A	954,773

		16,290,953

Gas Utilities (0.1%):
6,764	Atmos Energy Corp.	646,570
4,615	National Fuel Gas Co.	187,323
11,606	UGI Corp.	382,766

		1,216,659

Health Care Equipment & Supplies (4.6%):
59,541	Abbott Laboratories	6,479,847
16,535	Baxter International, Inc.	1,329,745
15,352	Becton Dickinson & Co.	3,572,103
79,396	Boston Scientific Corp.*	3,033,721
2,390	Cooper Cos., Inc. (The)	805,717
35,007	Danaher Corp.	7,538,057
12,201	Dentsply Sirona, Inc.	533,550
8,904	Envista Holdings Corp.*	219,751
4,136	Globus Medical, Inc., Class A*	204,815
292	Haemonetics Corp.*	25,477
3,285	Hill-Rom Holdings, Inc.	274,330
4,323	Hologic, Inc.*	287,350
793	ICU Medical, Inc.*	144,929
3,982	Integra LifeSciences Holdings Corp.*	188,030
75,009	Medtronic plc	7,794,935
4,443	Steris plc	782,812
13,053	Stryker Corp.	2,719,854
422	Tandem Diabetes Care, Inc.*	47,897
962	Teleflex, Inc.	327,484
4,426	Varian Medical Systems, Inc.*	761,272
11,567	Zimmer Biomet Holdings, Inc.	1,574,731

		38,646,407

Health Care Providers & Services (2.5%):
4,903	Acadia Healthcare Co., Inc.*	144,540
4,230	AmerisourceBergen Corp.	409,972
10,484	Anthem, Inc.	2,815,898
22,626	Centene Corp.*	1,319,775
14,772	Cigna Corp.	2,502,525
73,095	CVS Health Corp.	4,268,748
3,854	DaVita, Inc.*	330,095
2,771	Encompass Health Corp.	180,060
7,135	HCA Healthcare, Inc.	889,592
7,957	Henry Schein, Inc.*	467,712
4,573	Humana, Inc.	1,892,719
5,116	Laboratory Corp. of America Holdings*	963,189
2,301	McKesson Corp.	342,688
1,009	Molina Healthcare, Inc.*	184,687

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
614	Oak Street Health, Inc.*	$32,812
3,206	Premier, Inc., Class A	105,253
7,462	Quest Diagnostics, Inc.	854,324
8,869	UnitedHealth Group, Inc.	2,765,088
4,110	Universal Health Services, Inc., Class B	439,852

		20,909,529

Health Care Technology (0.0%†):
3,584	Change Healthcare, Inc.*	52,004
396	Teladoc Health, Inc.*	86,819

		138,823

Hotels, Restaurants & Leisure (2.5%):
12,738	Aramark	336,920
26,267	Carnival Corp., Class A^	398,733
1,941	Choice Hotels International, Inc.	166,848
7,259	Darden Restaurants, Inc.	731,272
677	Dunkin’ Brands Group, Inc.	55,453
9,874	Extended Stay America, Inc.	117,994
15,241	Hilton Worldwide Holdings, Inc.	1,300,362
1,950	Hyatt Hotels Corp., Class A	104,072
10,623	Las Vegas Sands Corp.	495,669
15,006	Marriott International, Inc., Class A	1,389,255
35,676	McDonald’s Corp.	7,830,526
26,271	MGM Resorts International	571,394
15,741	Norwegian Cruise Line Holdings, Ltd.*^	269,329
1,932	Planet Fitness, Inc., Class A*	119,050
9,915	Royal Caribbean Cruises, Ltd.	641,798
4,260	Six Flags Entertainment Corp.	86,478
27,645	Starbucks Corp.	2,375,258
2,051	Vail Resorts, Inc.	438,852
4,687	Wyndham Destinations, Inc.	144,172
5,117	Wyndham Hotels & Resorts, Inc.	258,409
4,114	Wynn Resorts, Ltd.	295,426
20,814	Yum China Holdings, Inc.	1,102,101
15,569	Yum! Brands, Inc.	1,421,450

		20,650,821

Household Durables (0.8%):
18,454	D.R. Horton, Inc.	1,395,677
8,348	Garmin, Ltd.	791,891
7,367	Leggett & Platt, Inc.	303,299
15,107	Lennar Corp., Class A	1,233,940
928	Lennar Corp., Class B	60,932
3,241	Mohawk Industries, Inc.*	316,289
21,432	Newell Brands, Inc.	367,773
168	NVR, Inc.*	685,964
14,927	PulteGroup, Inc.	690,971
513	Tempur Sealy International, Inc.*	45,754
6,460	Toll Brothers, Inc.	314,344
3,404	Whirlpool Corp.	625,962

		6,832,796

Household Products (2.1%):
2,050	Clorox Co. (The)	430,849
47,112	Colgate-Palmolive Co.	3,634,691
846	Energizer Holdings, Inc.	33,112
18,981	Kimberly-Clark Corp.	2,802,734
75,158	Procter & Gamble Co. (The)	10,446,211
1,633	Reynolds Consumer Products, Inc.	50,002
2,366	Spectrum Brands Holdings, Inc.	135,241

		17,532,840

Independent Power and Renewable Electricity Producers (0.2%):
36,901	AES Corp. (The)	668,277
8,863	NRG Energy, Inc.	272,449

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
27,229	Vistra Energy Corp.	$513,539

		1,454,265

Industrial Conglomerates (1.6%):
10,684	3M Co.	1,711,363
3,015	Carlisle Cos., Inc.	368,946
485,885	General Electric Co.	3,027,064
39,263	Honeywell International, Inc.	6,463,081
5,014	Roper Technologies, Inc.	1,981,082

		13,551,536

Insurance (3.4%):
39,663	Aflac, Inc.	1,441,750
704	Alleghany Corp.	366,397
17,514	Allstate Corp. (The)	1,648,769
4,114	American Financial Group, Inc.	275,556
48,159	American International Group, Inc.	1,325,817
412	American National Group , Inc.	27,822
22,057	Arch Capital Group, Ltd.*	645,168
10,509	Arthur J. Gallagher & Co.	1,109,540
3,326	Assurant, Inc.	403,477
4,683	Assured Guaranty, Ltd.	100,591
6,446	Athene Holding, Ltd., Class A*	219,680
4,217	Axis Capital Holdings, Ltd.	185,717
5,486	Brighthouse Financial, Inc.*	147,628
12,456	Brown & Brown, Inc.	563,883
25,127	Chubb, Ltd.	2,917,748
8,356	Cincinnati Financial Corp.	651,517
1,566	CNA Financial Corp.	46,964
600	Erie Indemnity Co., Class A	126,168
2,232	Everest Re Group, Ltd.	440,909
15,340	Fidelity National Financial, Inc.	480,295
6,053	First American Financial Corp.	308,158
5,854	Globe Life, Inc.	467,735
2,035	GoHealth, Inc., Class A*^	26,506
2,113	Hanover Insurance Group, Inc. (The)	196,889
19,957	Hartford Financial Services Group, Inc. (The)	735,615
3,221	Kemper Corp.	215,259
524	Lemonade, Inc.*^	26,053
9,416	Lincoln National Corp.	295,003
13,369	Loews Corp.	464,573
754	Markel Corp.*	734,170
6,308	Marsh & McLennan Cos., Inc.	723,528
1,523	Mercury General Corp.	63,007
42,979	MetLife, Inc.	1,597,529
15,793	Old Republic International Corp.	232,789
766	Primerica, Inc.	86,665
15,160	Principal Financial Group, Inc.	610,493
23,263	Progressive Corp. (The)	2,202,309
22,098	Prudential Financial, Inc.	1,403,665
3,780	Reinsurance Group of America, Inc.	359,818
1,808	RenaissanceRe Holdings, Ltd.	306,890
14,125	Travelers Cos., Inc. (The)	1,528,184
11,345	Unum Group	190,936
168	White Mountains Insurance Group, Ltd.	130,872
7,184	Willis Towers Watson plc	1,500,163
7,771	WR Berkley Corp.	475,197

		28,007,402

Interactive Media & Services (1.7%):
3,760	Alphabet, Inc., Class A*	5,510,656
3,712	Alphabet, Inc., Class C*	5,455,155
3,813	Pinterest, Inc., Class A*	158,278
5,609	TripAdvisor, Inc.	109,880
42,947	Twitter, Inc.*	1,911,142

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
2,858	Zillow Group, Inc., Class A*	$290,201
7,000	Zillow Group, Inc., Class C*	711,130

		14,146,442

Internet & Direct Marketing Retail (0.2%):
3,207	eBay, Inc.	167,085
6,701	Expedia Group, Inc.	614,415
4,639	Grubhub, Inc.*	335,539
21,245	Qurate Retail, Inc., Class A	152,539
323	Wayfair, Inc., Class A*^	93,996

		1,363,574

IT Services (2.8%):
1,571	Akamai Technologies, Inc.*	173,658
2,611	Alliance Data Systems Corp.	109,610
7,402	Amdocs, Ltd.	424,949
3,364	Automatic Data Processing, Inc.	469,244
1,162	CACI International, Inc., Class A*	247,692
28,043	Cognizant Technology Solutions Corp., Class A	1,946,745
4,193	CoreLogic, Inc.	283,740
14,150	DXC Technology Co.	252,578
2,805	Euronet Worldwide, Inc.*	255,536
34,522	Fidelity National Information Services, Inc.	5,081,984
21,995	Fiserv, Inc.*	2,266,585
6,397	Genpact, Ltd.	249,163
16,639	Global Payments, Inc.	2,954,754
49,679	International Business Machines Corp.	6,044,443
923	Jack Henry & Associates, Inc.	150,071
6,781	Leidos Holdings, Inc.	604,526
3,763	Paychex, Inc.	300,175
13,838	Sabre Corp.	90,085
2,820	Science Applications International Corp.	221,144
1,702	Teradata Corp.*	38,635
1,316	Twilio, Inc., Class A*	325,170
2,323	VeriSign, Inc.*	475,867
18,445	Western Union Co.	395,276
2,208	WEX, Inc.*	306,846

		23,668,476

Leisure Products (0.2%):
4,401	Brunswick Corp.	259,263
7,099	Hasbro, Inc.	587,229
7,420	Mattel, Inc.*	86,814
4,131	Peloton Interactive, Inc., Class A*	409,960
2,908	Polaris, Inc.	274,341

		1,617,607

Life Sciences Tools & Services (1.2%):
15,788	Agilent Technologies, Inc.	1,593,640
1,178	Bio-Rad Laboratories, Inc., Class A*	607,212
120	Bio-Techne Corp.	29,728
3,313	Bruker Corp.	131,692
311	Charles River Laboratories International, Inc.*	70,426
6,593	IQVIA Holdings, Inc.*	1,039,255
79	Mettler-Toledo International, Inc.*	76,294
5,007	PerkinElmer, Inc.	628,429
1,125	PPD, Inc.*	41,614
525	PRA Health Sciences, Inc.*	53,256
12,551	Qiagen NV*	655,915
3,117	Syneos Health, Inc.*	165,700
9,121	Thermo Fisher Scientific, Inc.	4,027,103
3,163	Waters Corp.*	618,936

		9,739,200

Shares		Fair Value
Common Stocks, continued
Machinery (3.2%):
3,447	AGCO Corp.	$256,009
2,213	Allison Transmission Holdings, Inc.	77,765
30,274	Caterpillar, Inc.	4,515,366
5,528	Colfax Corp.*	173,358
2,715	Crane Co.	136,103
8,231	Cummins, Inc.	1,738,058
15,763	Deere & Co.	3,493,553
6,354	Donaldson Co., Inc.	294,953
8,021	Dover Corp.	868,995
7,259	Flowserve Corp.	198,098
16,608	Fortive Corp.	1,265,696
2,489	Gates Industrial Corp. plc*	27,678
4,608	Graco, Inc.	282,701
4,204	IDEX Corp.	766,852
9,801	Illinois Tool Works, Inc.	1,893,650
19,341	Ingersoll-Rand, Inc.*	688,540
4,823	ITT, Inc.	284,798
1,828	Lincoln Electric Holdings, Inc.	168,249
3,074	Middleby Corp. (The)*	275,769
587	Nordson Corp.	112,598
3,779	Oshkosh Corp.	277,757
22,788	Otis Worldwide Corp.	1,422,427
18,940	PACCAR, Inc.	1,615,203
7,149	Parker Hannifin Corp.	1,446,529
9,211	Pentair plc	421,587
3,002	Snap-On, Inc.	441,684
8,609	Stanley Black & Decker, Inc.	1,396,380
3,534	Timken Co.	191,613
579	Toro Co. (The)	48,607
5,065	Trinity Industries, Inc.	98,768
10,101	Wabtec Corp.	625,050
3,105	Woodward, Inc.	248,897
9,984	Xylem, Inc.	839,854

		26,593,145

Marine (0.0%†):
3,324	Kirby Corp.*	120,229

Media (2.2%):
811	Charter Communications, Inc., Class A*	506,340
252,766	Comcast Corp., Class A	11,692,954
18,172	Discovery Communications, Inc., Class C*	356,171
8,708	Discovery, Inc., Class A*^	189,573
13,713	DISH Network Corp., Class A*	398,088
18,930	Fox Corp., Class A	526,822
8,929	Fox Corp., Class B	249,744
5,506	GCI Liberty, Inc., Class A*	451,272
21,683	Interpublic Group of Cos., Inc. (The)	361,456
2,407	John Wiley & Sons, Inc., Class A	76,326
1,380	Liberty Broadband Corp., Class A*	195,698
5,859	Liberty Broadband Corp., Class C*	837,075
8,558	Liberty Media Corp.-Liberty SiriusXM, Class C*	283,099
4,093	Liberty SiriusXM Group, Class A*	135,765
8,871	New York Times Co. (The), Class A	379,590
21,652	News Corp., Class A	303,561
6,593	News Corp., Class B	92,170
703	Nexstar Media Group, Inc., Class A	63,221
11,869	Omnicom Group, Inc.	587,516
26,190	Sirius XM Holdings, Inc.^	140,378
519	ViacomCBS, Inc., Class A	15,721
30,289	ViacomCBS, Inc., Class B	848,395

		18,690,935

Metals & Mining (0.7%):
80,956	Freeport-McMoRan, Inc.	1,266,152

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
44,872	Newmont Corp.	$2,847,128
16,821	Nucor Corp.	754,590
3,539	Reliance Steel & Aluminum Co.	361,120
1,039	Royal Gold, Inc.	124,857
4,604	Southern Copper Corp.	208,423
11,310	Steel Dynamics, Inc.	323,805

		5,886,075

Mortgage Real Estate Investment Trusts (0.2%):
29,925	AGNC Investment Corp.	416,257
76,241	Annaly Capital Management, Inc.	542,836
23,119	New Residential Investment Corp.	183,796
15,249	Starwood Property Trust, Inc.	230,107

		1,372,996

Multiline Retail (0.6%):
6,840	Dollar Tree, Inc.*	624,766
8,643	Kohl’s Corp.	160,155
6,090	Nordstrom, Inc.^	72,593
325	Ollie’s Bargain Outlet Holdings, Inc.*	28,389
27,942	Target Corp.	4,398,629

		5,284,532

Multi-Utilities (1.8%):
13,747	Ameren Corp.	1,087,113
28,114	CenterPoint Energy, Inc.	544,006
15,948	CMS Energy Corp.	979,367
18,707	Consolidated Edison, Inc.	1,455,405
46,877	Dominion Energy, Inc.	3,700,001
10,725	DTE Energy Co.	1,233,804
11,124	MDU Resources Group, Inc.	250,290
21,363	NiSource, Inc.	469,986
28,212	Public Service Enterprise Group, Inc.	1,549,121
16,043	Sempra Energy	1,898,849
17,637	WEC Energy Group, Inc.	1,709,025

		14,876,967

Oil, Gas & Consumable Fuels (3.7%):
15,671	Antero Midstream Corp.	84,153
21,070	Apache Corp.	199,533
21,879	Cabot Oil & Gas Corp.	379,819
104,541	Chevron Corp.	7,526,952
5,604	Cimarex Energy Co.	136,345
10,891	Concho Resources, Inc.	480,511
60,041	ConocoPhillips Co.	1,971,746
4,172	Continental Resources, Inc.^	51,232
21,306	Devon Energy Corp.	201,555
8,792	Diamondback Energy, Inc.	264,815
32,539	EOG Resources, Inc.	1,169,452
14,226	EQT Corp.	183,942
20,674	Equitrans Midstream Corp.	174,902
235,979	Exxon Mobil Corp.	8,101,160
15,329	Hess Corp.	627,416
8,332	HollyFrontier Corp.	164,224
108,672	Kinder Morgan, Inc.	1,339,926
43,971	Marathon Oil Corp.	179,841
36,137	Marathon Petroleum Corp.	1,060,260
8,113	Murphy Oil Corp.	72,368
26,570	Noble Energy, Inc.	227,174
47,536	Occidental Petroleum Corp.	475,835
24,487	ONEOK, Inc.	636,172
16,794	Parsley Energy, Inc., Class A	157,192
24,375	Phillips 66	1,263,600
9,165	Pioneer Natural Resources Co.	788,098
12,854	Targa Resources Corp.	180,342
22,764	Valero Energy Corp.	986,136
67,894	Williams Cos., Inc.	1,334,117
22,436	WPX Energy, Inc.*	109,936

		30,528,754

Shares		Fair Value
Common Stocks, continued
Personal Products (0.1%):
16,080	Coty, Inc., Class A	$43,416
1,312	Estee Lauder Co., Inc. (The), Class A	286,344
4,094	Herbalife Nutrition, Ltd.*	190,985
2,863	Nu Skin Enterprises, Inc., Class A	143,408

		664,153

Pharmaceuticals (4.8%):
80,645	Bristol-Myers Squibb Co.	4,862,087
9,105	Catalent, Inc.*	779,934
22,311	Elanco Animal Health, Inc.*	623,146
750	Horizon Therapeutics plc*	58,260
3,018	Jazz Pharmaceuticals plc*	430,337
127,442	Johnson & Johnson Co.	18,973,565
17,800	Merck & Co., Inc.	1,476,510
28,779	Mylan NV*	426,793
9,466	Nektar Therapeutics*	157,041
7,623	Perrigo Co. plc	349,972
310,206	Pfizer, Inc.	11,384,560
2,460	Royalty Pharma plc, Class A	103,492
2,525	Zoetis, Inc.	417,559

		40,043,256

Professional Services (0.3%):
1,835	Dun & Bradstreet Holdings, Inc.*^	47,086
1,742	Equifax, Inc.	273,320
2,038	FTI Consulting, Inc.*	215,967
10,085	IHS Markit, Ltd.	791,773
3,231	ManpowerGroup, Inc.	236,929
19,884	Nielsen Holdings plc	281,955
6,230	Robert Half International, Inc.	329,816
944	TransUnion	79,419

		2,256,265

Real Estate Management & Development (0.2%):
18,623	CBRE Group, Inc., Class A*	874,722
2,176	Howard Hughes Corp. (The)*	125,338
2,874	Jones Lang LaSalle, Inc.	274,927

		1,274,987

Road & Rail (1.6%):
498	AMERCO, Inc.	177,278
42,634	CSX Corp.	3,311,383
3,417	J.B. Hunt Transport Services, Inc.	431,840
5,293	Kansas City Southern	957,133
6,975	Knight-Swift Transportation Holdings, Inc.	283,883
400	Landstar System, Inc.	50,196
13,304	Lyft, Inc., Class A*	366,525
14,307	Norfolk Southern Corp.	3,061,555
751	Old Dominion Freight Line, Inc.	135,871
2,924	Ryder System, Inc.	123,510
3,290	Schneider National, Inc., Class B	81,362
17,610	Uber Technologies, Inc.*	642,413
18,602	Union Pacific Corp.	3,662,175

		13,285,124

Semiconductors & Semiconductor Equipment (3.3%):
4,564	Advanced Micro Devices, Inc.*	374,202
18,072	Analog Devices, Inc.	2,109,725
1,135	Broadcom, Inc.	413,503
3,259	Cirrus Logic, Inc.*	219,820
6,039	Cree, Inc.*	384,926
436	Entegris, Inc.	32,412
4,639	First Solar, Inc.*	307,102
236,443	Intel Corp.	12,243,018
36,806	Marvell Technology Group, Ltd.	1,461,198
9,902	Maxim Integrated Products, Inc.	669,474
3,277	Microchip Technology, Inc.	336,745
62,172	Micron Technology, Inc.*	2,919,597

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
752	MKS Instruments, Inc.	$82,141
22,645	ON Semiconductor Corp.*	491,170
6,242	Qorvo, Inc.*	805,280
9,311	Skyworks Solutions, Inc.	1,354,751
25,768	Texas Instruments, Inc.	3,679,413

		27,884,477

Software (0.7%):
2,445	2u, Inc.*	82,788
304	Aspen Technology, Inc.*	38,483
4,094	Autodesk, Inc.*	945,756
5,933	CDK Global, Inc.	258,619
1,759	Ceridian HCM Holding, Inc.*	145,381
5,008	Citrix Systems, Inc.	689,652
2,305	Crowdstrike Holdings, Inc., Class A*	316,523
9,466	FireEye, Inc.*	116,858
3,755	Guidewire Software, Inc.*	391,534
790	Jamf Holding Corp.*^	29,712
452	Manhattan Associates, Inc.*	43,161
15,689	Nuance Communications, Inc.*	520,718
12,619	Oracle Corp.	753,354
289	Pegasystems, Inc.	34,981
733	RealPage, Inc.*	42,250
3,535	salesforce.com, Inc.*	888,416
2,959	SolarWinds Corp.*	60,186
9,920	SS&C Technologies Holdings, Inc.	600,358
602	Synopsys, Inc.*	128,816

		6,087,546

Specialty Retail (1.8%):
3,717	Advance Auto Parts, Inc.	570,560
3,282	AutoNation, Inc.*	173,716
533	AutoZone, Inc.*	627,682
10,436	Best Buy Co, Inc.	1,161,422
384	Burlington Stores, Inc.*	79,139
8,398	CarMax, Inc.*	771,860
3,440	Dick’s Sporting Goods, Inc.	199,107
5,773	Foot Locker, Inc.	190,682
10,185	Gap, Inc. (The)	173,451
30,035	Home Depot, Inc. (The)	8,341,020
12,794	L Brands, Inc.	406,977
1,776	Penske Automotive Group, Inc.	84,644
3,726	Ross Stores, Inc.	347,710
6,760	Tiffany & Co.	783,146
12,728	TJX Cos., Inc. (The)	708,313
210	Ulta Beauty, Inc.*	47,036
3,588	Williams-Sonoma, Inc.	324,499

		14,990,964

Technology Hardware, Storage & Peripherals (0.5%):
12,938	Dell Technologies, Inc., Class C*	875,773
72,012	Hewlett Packard Enterprise Co.	674,752
79,920	HP, Inc.	1,517,681
7,093	NCR Corp.*	157,039
5,659	NetApp, Inc.	248,091
5,755	Pure Storage, Inc., Class A*	88,569
16,746	Western Digital Corp.	612,066
10,093	Xerox Holdings Corp.	189,446

		4,363,417

Textiles, Apparel & Luxury Goods (0.4%):
7,919	Capri Holdings, Ltd.*	142,542
2,390	Carter’s, Inc.	206,926
1,607	Columbia Sportswear Co.	139,777
19,348	Hanesbrands, Inc.	304,731
3,919	PVH Corp.	233,729
2,665	Ralph Lauren Corp.	181,140

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,463	Skechers U.S.A., Inc., Class A*	$225,532
15,431	Tapestry, Inc.	241,187
10,506	Under Armour, Inc., Class A*	117,982
10,576	Under Armour, Inc., Class C*	104,068
16,736	VF Corp.	1,175,704

		3,073,318

Thrifts & Mortgage Finance (0.1%):
18,844	MGIC Investment Corp.	166,958
25,097	New York Community Bancorp, Inc.	207,553
2,465	Rocket Cos., Inc., Class A*^	49,127
2,725	TFS Financial Corp.	40,030

		463,668

Tobacco (1.1%):
58,647	Altria Group, Inc.	2,266,120
87,011	Philip Morris International, Inc.	6,524,955

		8,791,075

Trading Companies & Distributors (0.3%):
5,942	Air Lease Corp.	174,814
6,042	Fastenal Co.	272,434
8,980	HD Supply Holdings, Inc.*	370,335
2,493	MSC Industrial Direct Co., Inc., Class A	157,757
4,019	United Rentals, Inc.*	701,315
9,306	Univar Solutions, Inc.*	157,085
661	W.W. Grainger, Inc.	235,825
1,818	Watsco, Inc.	423,394

		2,492,959

Transportation Infrastructure (0.0%†):
4,097	Macquarie Infrastructure Corp.	110,168

Water Utilities (0.2%):
10,118	American Water Works Co., Inc.	1,465,895
12,482	Essential Utilities, Inc.	502,401

		1,968,296

Wireless Telecommunication Services (0.4%):
5,613	Telephone & Data Systems, Inc.	103,504
30,688	T-Mobile USA, Inc.*	3,509,480
614	United States Cellular Corp.*	18,131

		3,631,115

Total Common Stocks (Cost $746,520,783)		828,631,605

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
2,374,900	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	2,374,900

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,374,900)		2,374,900

Unaffiliated Investment Companies (0.5%):

Money Markets (0.5%):
4,215,617	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	4,215,617

Total Unaffiliated Investment Companies (Cost $4,215,617)		4,215,617

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value

Total Investment Securities (Cost $753,111,300) - 100.2%	$835,222,122
Net other assets (liabilities) - (0.2)%	(1,868,347)

Net Assets - 100.0%	$833,353,775

Percentages indicated are based on net assets as of September 30, 2020.

REIT        -     Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,336,656.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(b)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	32	$5,363,200	$43,682

				$43,682

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.6%):
49,509	Boeing Co. (The)	$8,181,857
21,554	General Dynamics Corp.	2,983,720
35,739	Howmet Aerospace, Inc.*	597,556
3,882	Huntington Ingalls Industries, Inc.	546,392
20,080	L3harris Technologies, Inc.	3,410,387
22,980	Lockheed Martin Corp.	8,807,775
14,481	Northrop Grumman Corp.	4,568,611
142,523	Raytheon Technologies Corp.	8,200,773
3,501	Teledyne Technologies, Inc.*	1,086,045
21,177	Textron, Inc.	764,278
5,049	TransDigm Group, Inc.	2,398,881

		41,546,275

Air Freight & Logistics (0.7%):
12,868	C.H. Robinson Worldwide, Inc.	1,314,981
15,757	Expeditors International of Washington, Inc.	1,426,324
22,491	FedEx Corp.	5,656,936
65,985	United Parcel Service, Inc., Class B	10,995,080

		19,393,321

Airlines (0.2%):
11,606	Alaska Air Group, Inc.	425,128
47,056	American Airlines Group, Inc.^	578,318
59,508	Delta Air Lines, Inc.	1,819,755
55,056	Southwest Airlines Co.	2,064,599
27,034	United Airlines Holdings, Inc.*	939,432

		5,827,232

Auto Components (0.1%):
25,379	Aptiv plc	2,326,746
19,690	BorgWarner, Inc.	762,791

		3,089,537

Automobiles (0.2%):
360,520	Ford Motor Co.	2,401,063
117,178	General Motors Co.	3,467,297

		5,868,360

Banks (3.3%):
711,697	Bank of America Corp.	17,144,781
194,241	Citigroup, Inc.	8,373,730
39,816	Citizens Financial Group, Inc.	1,006,548
11,886	Comerica, Inc.	454,640
67,405	Fifth Third Bancorp	1,437,075
16,235	First Republic Bank	1,770,589
94,878	Huntington Bancshares, Inc.	870,031
284,476	JPMorgan Chase & Co.	27,386,504
92,353	KeyCorp	1,101,771
11,511	M&T Bank Corp.	1,060,048
40,728	People’s United Financial, Inc.	419,906
39,489	PNC Financial Services Group, Inc. (The)	4,340,236
91,331	Regions Financial Corp.	1,053,046
4,923	SVB Financial Group*	1,184,572
125,644	Truist Financial Corp.	4,780,754
127,666	U.S. Bancorp	4,576,826
383,702	Wells Fargo & Co.	9,020,834
15,380	Zions Bancorp	449,404

		86,431,295

Beverages (1.7%):
17,393	Brown-Forman Corp., Class B	1,310,041
360,753	Coca-Cola Co. (The)	17,810,376
15,563	Constellation Brands, Inc., Class C	2,949,344
18,063	Molson Coors Brewing Co., Class B	606,194
34,283	Monster Beverage Corp.*	2,749,497
129,245	PepsiCo, Inc.	17,913,356

		43,338,808

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.1%):
164,662	AbbVie, Inc.	$14,422,745
20,347	Alexion Pharmaceuticals, Inc.*	2,328,307
54,677	Amgen, Inc.	13,896,706
14,768	Biogen, Inc.*	4,189,386
117,031	Gilead Sciences, Inc.	7,395,189
17,082	Incyte Corp.*	1,532,939
9,744	Regeneron Pharmaceuticals, Inc.*	5,454,496
24,300	Vertex Pharmaceuticals, Inc.*	6,612,516

		55,832,284

Building Products (0.5%):
12,638	A.O. Smith Corp.	667,286
8,842	Allegion plc	874,562
77,088	Carrier Global Corp.	2,354,268
12,460	Fortune Brands Home & Security, Inc.	1,078,039
68,905	Johnson Controls International plc	2,814,770
23,865	Masco Corp.	1,315,677
22,112	Trane Technologies plc	2,681,080

		11,785,682

Capital Markets (2.5%):
11,167	Ameriprise Financial, Inc.	1,720,946
76,290	Bank of New York Mellon Corp. (The)	2,619,799
13,216	BlackRock, Inc., Class A+	7,447,877
10,264	Cboe Global Markets, Inc.	900,563
108,485	Charles Schwab Corp. (The)	3,930,412
33,432	CME Group, Inc.	5,593,508
20,929	E*TRADE Financial Corp.	1,047,496
25,948	Franklin Resources, Inc.	528,042
32,013	Goldman Sachs Group, Inc.	6,433,653
52,460	Intercontinental Exchange, Inc.	5,248,623
35,628	Invesco, Ltd.	406,515
3,589	MarketAxess Holdings, Inc.	1,728,427
15,032	Moody’s Corp.	4,357,025
111,736	Morgan Stanley	5,402,436
7,788	MSCI, Inc., Class A	2,778,603
10,874	Nasdaq, Inc.	1,334,349
19,719	Northern Trust Corp.	1,537,490
11,698	Raymond James Financial, Inc.	851,146
22,410	S&P Global, Inc.	8,081,046
32,291	State Street Corp.	1,915,825
21,034	T. Rowe Price Group, Inc.	2,696,979

		66,560,760

Chemicals (1.8%):
20,475	Air Products & Chemicals, Inc.	6,098,684
10,066	Albemarle Corp.	898,692
11,194	Celanese Corp., Series A	1,202,795
20,326	CF Industries Holdings, Inc.	624,211
70,856	Corteva, Inc.	2,041,361
68,816	Dow, Inc.	3,237,793
68,389	DuPont de Nemours, Inc.	3,794,222
12,924	Eastman Chemical Co.	1,009,623
23,099	Ecolab, Inc.	4,616,104
12,259	FMC Corp.	1,298,351
9,689	International Flavors & Fragrances, Inc.	1,186,418
49,085	Linde plc	11,688,611
24,329	Lyondellbasell Industries NV	1,714,951
33,015	Mosaic Co. (The)	603,184
21,830	PPG Industries, Inc.	2,665,006
7,651	Sherwin Williams Co.	5,330,758

		48,010,764

Commercial Services & Supplies (0.4%):
8,181	Cintas Corp.	2,722,882
18,940	Copart, Inc.*	1,991,730
19,891	Republic Services, Inc., Class A	1,856,825

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
13,503	Rollins, Inc.	$731,728
36,201	Waste Management, Inc.	4,096,867

		11,400,032

Communications Equipment (0.8%):
5,089	Arista Networks, Inc.*	1,053,067
394,965	Cisco Systems, Inc.	15,557,670
5,823	F5 Networks, Inc.*	714,890
30,613	Juniper Networks, Inc.	658,180
15,685	Motorola Solutions, Inc.	2,459,565

		20,443,372

Construction & Engineering (0.1%):
12,318	Jacobs Engineering Group, Inc.	1,142,741
13,265	Quanta Services, Inc.	701,188

		1,843,929

Construction Materials (0.1%):
5,900	Martin Marietta Materials, Inc.	1,388,624
12,539	Vulcan Materials Co.	1,699,536

		3,088,160

Consumer Finance (0.5%):
60,811	American Express Co.	6,096,302
42,250	Capital One Financial Corp.	3,036,085
29,001	Discover Financial Services	1,675,678
51,010	Synchrony Financial	1,334,932

		12,142,997

Containers & Packaging (0.3%):
149,069	Amcor plc	1,647,212
7,887	Avery Dennison Corp.	1,008,274
30,093	Ball Corp.	2,501,330
35,870	International Paper Co.	1,454,170
9,036	Packaging Corp. of America	985,376
14,842	Sealed Air Corp.	576,018
23,948	WestRock Co.	831,954

		9,004,334

Distributors (0.1%):
13,659	Genuine Parts Co.	1,299,927
25,879	LKQ Corp.*	717,625

		2,017,552

Diversified Financial Services (1.5%):
185,025	Berkshire Hathaway, Inc., Class B*	39,399,224

Diversified Telecommunication Services (1.6%):
664,944	AT&T, Inc.	18,957,553
93,649	CenturyLink, Inc.	944,918
386,165	Verizon Communications, Inc.	22,972,957

		42,875,428

Electric Utilities (1.8%):
23,623	Alliant Energy Corp.	1,220,128
46,922	American Electric Power Co., Inc.	3,834,935
68,793	Duke Energy Corp.	6,092,308
35,784	Edison International	1,819,259
18,276	Entergy Corp.	1,800,734
21,468	Evergy, Inc.	1,091,004
31,855	Eversource Energy	2,661,485
90,453	Exelon Corp.	3,234,599
51,294	FirstEnergy Corp.	1,472,651
45,631	NextEra Energy, Inc.	12,665,339
10,670	Pinnacle West Capital Corp.	795,449
72,787	PPL Corp.	1,980,534
98,553	Southern Co. (The)	5,343,544
48,787	Xcel Energy, Inc.	3,366,791

		47,378,760

Electrical Equipment (0.5%):
21,084	AMETEK, Inc.	2,095,750
37,245	Eaton Corp. plc	3,800,107

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
55,617	Emerson Electric Co.	$3,646,807
10,966	Rockwell Automation, Inc.	2,419,977

		11,962,641

Electronic Equipment, Instruments & Components (0.5%):
28,016	Amphenol Corp., Class A	3,033,293
13,475	CDW Corp.	1,610,667
69,858	Corning, Inc.	2,264,098
12,121	FLIR Systems, Inc.	434,538
3,324	IPG Photonics Corp.*	564,980
17,709	Keysight Technologies, Inc.*	1,749,295
30,588	TE Connectivity, Ltd.	2,989,671
5,027	Zebra Technologies Corp., Class A*	1,269,116

		13,915,658

Energy Equipment & Services (0.2%):
60,867	Baker Hughes Co.	808,922
83,062	Halliburton Co.	1,000,897
36,757	National Oilwell Varco, Inc.	333,018
127,988	Schlumberger, Ltd.	1,991,494
40,738	TechnipFMC plc	257,057

		4,391,388

Entertainment (2.0%):
71,970	Activision Blizzard, Inc.	5,825,972
26,817	Electronic Arts, Inc.*	3,497,205
13,514	Live Nation Entertainment, Inc.*	728,134
41,146	Netflix, Inc.*	20,574,234
10,788	Take-Two Interactive Software, Inc.*	1,782,393
168,571	Walt Disney Co. (The)	20,916,290

		53,324,228

Equity Real Estate Investment Trusts (2.6%):
10,937	Alexandria Real Estate Equities, Inc.	1,749,920
41,472	American Tower Corp.	10,025,026
14,296	Apartment Investment & Management Co.	482,061
12,898	AvalonBay Communities, Inc.	1,926,187
12,960	Boston Properties, Inc.	1,040,688
39,138	Crown Castle International Corp.	6,516,477
24,969	Digital Realty Trust, Inc.	3,664,450
34,879	Duke Realty Corp.	1,287,035
8,264	Equinix, Inc.	6,281,714
31,923	Equity Residential	1,638,608
5,896	Essex Property Trust, Inc.	1,183,858
12,225	Extra Space Storage, Inc.	1,307,953
6,633	Federal Realty Investment Trust	487,128
51,040	Healthpeak Properties, Inc.	1,385,736
65,948	Host Hotels & Resorts, Inc.	711,579
27,473	Iron Mountain, Inc.	736,002
41,284	Kimco Realty Corp.	464,858
10,273	Mid-America Apartment Communities, Inc.	1,191,154
68,637	ProLogis, Inc.	6,906,254
14,233	Public Storage, Inc.	3,169,974
32,515	Realty Income Corp.	1,975,286
14,683	Regency Centers Corp.	558,248
10,366	SBA Communications Corp.	3,301,364
28,065	Simon Property Group, Inc.	1,815,244
7,010	SL Green Realty Corp.^	325,054
27,437	UDR, Inc.	894,721
35,381	Ventas, Inc.	1,484,587
15,145	Vornado Realty Trust	510,538
38,434	Welltower, Inc.	2,117,329
70,652	Weyerhaeuser Co.	2,014,995

		67,154,028

Food & Staples Retailing (1.6%):
41,212	Costco Wholesale Corp.	14,630,260

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
72,393	Kroger Co. (The)	$2,454,847
47,103	Sysco Corp.	2,930,749
67,095	Walgreens Boots Alliance, Inc.	2,410,052
129,676	Walmart, Inc.	18,142,969

		40,568,877

Food Products (1.1%):
51,222	Archer-Daniels-Midland Co.	2,381,311
18,648	Campbell Soup Co.	902,004
46,117	Conagra Brands, Inc.	1,646,838
57,390	General Mills, Inc.	3,539,815
13,499	Hershey Co. (The)	1,934,947
26,654	Hormel Foods Corp.	1,303,114
10,797	JM Smucker Co. (The)	1,247,269
23,684	Kellogg Co.	1,529,750
61,086	Kraft Heinz Co. (The)	1,829,526
13,600	Lamb Weston Holdings, Inc.	901,272
11,377	McCormick & Co.	2,208,276
133,249	Mondelez International, Inc., Class A	7,655,154
26,863	Tyson Foods, Inc., Class A	1,597,811

		28,677,087

Gas Utilities (0.0%†):
11,581	Atmos Energy Corp.	1,107,028

Health Care Equipment & Supplies (3.9%):
165,283	Abbott Laboratories	17,987,750
4,257	ABIOMED, Inc.*	1,179,444
6,588	Align Technology, Inc.*	2,156,648
47,234	Baxter International, Inc.	3,798,558
27,053	Becton Dickinson & Co.	6,294,692
133,499	Boston Scientific Corp.*	5,100,997
4,652	Cooper Cos., Inc. (The)	1,568,282
58,941	Danaher Corp.	12,691,766
20,495	Dentsply Sirona, Inc.	896,246
8,922	DexCom, Inc.*	3,677,916
57,890	Edwards Lifesciences Corp.*	4,620,780
24,447	Hologic, Inc.*	1,624,992
7,861	IDEXX Laboratories, Inc.*	3,090,238
10,946	Intuitive Surgical, Inc.*	7,766,625
125,138	Medtronic plc	13,004,341
13,321	ResMed, Inc.	2,283,619
8,043	Steris plc	1,417,096
30,521	Stryker Corp.	6,359,661
4,396	Teleflex, Inc.	1,496,486
8,598	Varian Medical Systems, Inc.*	1,478,856
6,969	West Pharmaceutical Services, Inc.	1,915,778
19,132	Zimmer Biomet Holdings, Inc.	2,604,630

		103,015,401

Health Care Providers & Services (2.6%):
13,383	AmerisourceBergen Corp.	1,297,080
23,471	Anthem, Inc.	6,304,076
27,646	Cardinal Health, Inc.	1,297,980
53,741	Centene Corp.*	3,134,713
34,153	Cigna Corp.	5,785,860
121,462	CVS Health Corp.	7,093,381
7,421	DaVita, Inc.*	635,609
24,460	HCA Healthcare, Inc.	3,049,673
13,692	Henry Schein, Inc.*	804,816
12,337	Humana, Inc.	5,106,161
9,203	Laboratory Corp. of America Holdings*	1,732,649
14,896	McKesson Corp.	2,218,461
12,662	Quest Diagnostics, Inc.	1,449,672
88,764	UnitedHealth Group, Inc.	27,673,951
7,266	Universal Health Services, Inc., Class B	777,607

		68,361,689

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.1%):
27,912	Cerner Corp.	$2,017,758

Hotels, Restaurants & Leisure (1.6%):
45,839	Carnival Corp., Class A^	695,836
2,594	Chipotle Mexican Grill, Inc.*	3,226,184
12,150	Darden Restaurants, Inc.	1,223,991
3,704	Domino’s Pizza, Inc.	1,575,237
26,251	Hilton Worldwide Holdings, Inc.	2,239,735
30,500	Las Vegas Sands Corp.	1,423,130
24,802	Marriott International, Inc., Class A	2,296,169
69,489	McDonald’s Corp.	15,252,142
38,111	MGM Resorts International	828,914
25,849	Norwegian Cruise Line Holdings, Ltd.*^	442,276
17,002	Royal Caribbean Cruises, Ltd.	1,100,539
109,104	Starbucks Corp.	9,374,216
9,302	Wynn Resorts, Ltd.	667,977
27,808	Yum! Brands, Inc.	2,538,870

		42,885,216

Household Durables (0.4%):
30,442	D.R. Horton, Inc.	2,302,329
13,745	Garmin, Ltd.	1,303,851
12,526	Leggett & Platt, Inc.	515,695
26,001	Lennar Corp., Class A	2,123,762
5,509	Mohawk Industries, Inc.*	537,623
35,311	Newell Brands, Inc.	605,937
329	NVR, Inc.*	1,343,346
23,865	PulteGroup, Inc.	1,104,711
5,815	Whirlpool Corp.	1,069,320

		10,906,574

Household Products (1.8%):
23,281	Church & Dwight Co., Inc.	2,181,663
11,845	Clorox Co. (The)	2,489,464
79,358	Colgate-Palmolive Co.	6,122,470
31,800	Kimberly-Clark Corp.	4,695,588
232,438	Procter & Gamble Co. (The)	32,306,557

		47,795,742

Independent Power and Renewable Electricity Producers (0.1%):
62,954	AES Corp. (The)	1,140,097
23,340	NRG Energy, Inc.	717,472

		1,857,569

Industrial Conglomerates (1.1%):
53,682	3M Co.	8,598,783
817,286	General Electric Co.	5,091,692
65,591	Honeywell International, Inc.	10,796,934
9,721	Roper Technologies, Inc.	3,840,864

		28,328,273

Insurance (1.8%):
62,229	Aflac, Inc.	2,262,024
29,059	Allstate Corp. (The)	2,735,614
79,350	American International Group, Inc.	2,184,506
21,557	Aon plc, Class A	4,447,209
17,954	Arthur J. Gallagher & Co.	1,895,583
5,728	Assurant, Inc.	694,864
42,148	Chubb, Ltd.	4,894,226
14,286	Cincinnati Financial Corp.	1,113,879
3,755	Everest Re Group, Ltd.	741,763
9,303	Globe Life, Inc.	743,310
33,903	Hartford Financial Services Group, Inc. (The)	1,249,665
16,597	Lincoln National Corp.	519,984
22,916	Loews Corp.	796,331
47,339	Marsh & McLennan Cos., Inc.	5,429,782
71,303	MetLife, Inc.	2,650,333

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
23,826	Principal Financial Group, Inc.	$959,473
54,698	Progressive Corp. (The)	5,178,259
36,455	Prudential Financial, Inc.	2,315,622
23,361	Travelers Cos., Inc. (The)	2,527,427
18,921	Unum Group	318,440
11,873	Willis Towers Watson plc	2,479,320
13,208	WR Berkley Corp.	807,669

		46,945,283

Interactive Media & Services (5.5%):
28,040	Alphabet, Inc., Class A*	41,095,424
27,388	Alphabet, Inc., Class C*	40,249,405
224,308	Facebook, Inc., Class A*	58,746,265
74,290	Twitter, Inc.*	3,305,905

		143,396,999

Internet & Direct Marketing Retail (5.3%):
39,725	Amazon.com, Inc.*	125,083,300
3,802	Booking Holdings, Inc.*	6,504,006
62,539	eBay, Inc.	3,258,282
11,092	Etsy, Inc.*	1,349,120
12,825	Expedia Group, Inc.	1,175,924

		137,370,632

IT Services (5.7%):
59,355	Accenture plc, Class C	13,413,636
15,364	Akamai Technologies, Inc.*	1,698,337
40,073	Automatic Data Processing, Inc.	5,589,783
10,871	Broadridge Financial Solutions, Inc.	1,434,972
50,258	Cognizant Technology Solutions Corp., Class A	3,488,910
23,340	DXC Technology Co.	416,619
57,610	Fidelity National Information Services, Inc.	8,480,768
51,820	Fiserv, Inc.*	5,340,051
7,934	FleetCor Technologies, Inc.*	1,889,085
8,443	Gartner, Inc.*	1,054,953
27,886	Global Payments, Inc.	4,951,996
83,005	International Business Machines Corp.	10,099,218
7,260	Jack Henry & Associates, Inc.	1,180,403
12,783	Leidos Holdings, Inc.	1,139,604
82,431	MasterCard, Inc., Class A	27,875,692
29,407	Paychex, Inc.	2,345,796
109,453	PayPal Holdings, Inc.*	21,565,525
9,305	VeriSign, Inc.*	1,906,129
157,333	Visa, Inc., Class A	31,461,881
38,439	Western Union Co.	823,748

		146,157,106

Leisure Products (0.0%†):
12,203	Hasbro, Inc.	1,009,432

Life Sciences Tools & Services (1.2%):
28,580	Agilent Technologies, Inc.	2,884,865
2,024	Bio-Rad Laboratories, Inc., Class A*	1,043,291
13,612	Illumina, Inc.*	4,207,197
17,812	IQVIA Holdings, Inc.*	2,807,706
2,264	Mettler-Toledo International, Inc.*	2,186,458
10,647	PerkinElmer, Inc.	1,336,305
36,927	Thermo Fisher Scientific, Inc.	16,304,009
5,862	Waters Corp.*	1,147,076

		31,916,907

Machinery (1.6%):
50,372	Caterpillar, Inc.	7,512,983
13,656	Cummins, Inc.	2,883,601
29,313	Deere & Co.	6,496,640
13,629	Dover Corp.	1,476,566
11,938	Flowserve Corp.	325,788

Shares		Fair Value
Common Stocks, continued
Machinery, continued
31,321	Fortive Corp.	$2,386,973
7,166	IDEX Corp.	1,307,150
26,893	Illinois Tool Works, Inc.	5,195,997
34,510	Ingersoll-Rand, Inc.*	1,228,556
38,544	Otis Worldwide Corp.	2,405,916
31,977	PACCAR, Inc.	2,726,999
11,849	Parker Hannifin Corp.	2,397,527
15,503	Pentair plc	709,572
5,229	Snap-On, Inc.	769,343
14,989	Stanley Black & Decker, Inc.	2,431,216
16,154	Wabtec Corp.	999,610
17,035	Xylem, Inc.	1,432,984

		42,687,421

Media (1.3%):
13,943	Charter Communications, Inc., Class A*	8,705,173
425,345	Comcast Corp., Class A	19,676,459
29,594	Discovery Communications, Inc., Class C*	580,042
15,411	Discovery, Inc., Class A*^	335,497
22,086	DISH Network Corp., Class A*	641,157
30,444	Fox Corp., Class A	847,257
15,356	Fox Corp., Class B	429,507
36,309	Interpublic Group of Cos., Inc. (The)	605,271
37,593	News Corp., Class A	527,054
10,641	News Corp., Class B	148,761
20,289	Omnicom Group, Inc.	1,004,306
53,316	ViacomCBS, Inc., Class B	1,493,381

		34,993,865

Metals & Mining (0.3%):
137,474	Freeport-McMoRan, Inc.	2,150,093
74,729	Newmont Corp.	4,741,556
28,512	Nucor Corp.	1,279,048

		8,170,697

Multiline Retail (0.6%):
23,210	Dollar General Corp.	4,865,280
22,461	Dollar Tree, Inc.*	2,051,588
46,701	Target Corp.	7,351,671

		14,268,539

Multi-Utilities (0.9%):
23,376	Ameren Corp.	1,848,574
51,120	CenterPoint Energy, Inc.	989,172
27,100	CMS Energy Corp.	1,664,211
30,768	Consolidated Edison, Inc.	2,393,750
78,409	Dominion Energy, Inc.	6,188,822
17,687	DTE Energy Co.	2,034,712
36,260	NiSource, Inc.	797,720
46,638	Public Service Enterprise Group, Inc.	2,560,893
26,924	Sempra Energy	3,186,725
29,204	WEC Energy Group, Inc.	2,829,868

		24,494,447

Oil, Gas & Consumable Fuels (1.9%):
36,010	Apache Corp.	341,015
38,461	Cabot Oil & Gas Corp.	667,683
174,110	Chevron Corp.	12,535,919
18,624	Concho Resources, Inc.	821,691
99,673	ConocoPhillips Co.	3,273,261
35,575	Devon Energy Corp.	336,540
14,763	Diamondback Energy, Inc.	444,662
53,508	EOG Resources, Inc.	1,923,078
394,595	Exxon Mobil Corp.	13,546,445
24,719	Hess Corp.	1,011,749
13,531	HollyFrontier Corp.	266,696
179,727	Kinder Morgan, Inc.	2,216,034
73,038	Marathon Oil Corp.	298,725

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
61,567	Marathon Petroleum Corp.	$1,806,376
45,092	Noble Energy, Inc.	385,537
78,225	Occidental Petroleum Corp.	783,032
41,651	ONEOK, Inc.	1,082,093
40,264	Phillips 66	2,087,286
15,609	Pioneer Natural Resources Co.	1,342,218
38,601	Valero Energy Corp.	1,672,195
111,812	Williams Cos., Inc.	2,197,106

		49,039,341

Personal Products (0.2%):
20,980	Estee Lauder Co., Inc. (The), Class A	4,578,885

Pharmaceuticals (4.2%):
210,327	Bristol-Myers Squibb Co.	12,680,615
15,064	Catalent, Inc.*	1,290,382
74,091	Eli Lilly & Co.	10,966,950
245,800	Johnson & Johnson Co.	36,594,704
236,039	Merck & Co., Inc.	19,579,435
49,184	Mylan NV*	729,399
12,748	Perrigo Co. plc	585,261
518,549	Pfizer, Inc.	19,030,748
44,313	Zoetis, Inc.	7,328,041

		108,785,535

Professional Services (0.3%):
11,496	Equifax, Inc.	1,803,722
34,741	IHS Markit, Ltd.	2,727,516
33,944	Nielsen Holdings plc	481,326
10,794	Robert Half International, Inc.	571,434
15,013	Verisk Analytics, Inc.	2,782,060

		8,366,058

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	–
31,888	CBRE Group, Inc., Class A*	1,497,779

		1,497,779

Road & Rail (1.0%):
71,344	CSX Corp.	5,541,289
7,893	J.B. Hunt Transport Services, Inc.	997,517
8,646	Kansas City Southern	1,563,456
23,787	Norfolk Southern Corp.	5,090,180
8,934	Old Dominion Freight Line, Inc.	1,616,339
63,183	Union Pacific Corp.	12,438,838

		27,247,619

Semiconductors & Semiconductor Equipment (5.0%):
109,544	Advanced Micro Devices, Inc.*	8,981,513
34,317	Analog Devices, Inc.	4,006,167
85,294	Applied Materials, Inc.	5,070,728
37,494	Broadcom, Inc.	13,659,814
396,935	Intel Corp.	20,553,294
14,318	KLA Corp.	2,773,969
13,531	Lam Research Corp.	4,488,909
25,244	Maxim Integrated Products, Inc.	1,706,747
23,228	Microchip Technology, Inc.	2,386,909
103,697	Micron Technology, Inc.*	4,869,611
57,582	NVIDIA Corp.	31,164,529
10,428	Qorvo, Inc.*	1,345,316
105,357	Qualcomm, Inc.	12,398,412
15,796	Skyworks Solutions, Inc.	2,298,318
15,297	Teradyne, Inc.	1,215,500
85,483	Texas Instruments, Inc.	12,206,118
23,023	Xilinx, Inc.	2,399,918

		131,525,772

Software (9.2%):
44,755	Adobe, Inc.*	21,949,196
7,928	ANSYS, Inc.*	2,594,279

Shares		Fair Value
Common Stocks, continued
Software, continued
20,434	Autodesk, Inc.*	$4,720,458
25,796	Cadence Design Systems, Inc.*	2,750,627
11,497	Citrix Systems, Inc.	1,583,252
12,703	Fortinet, Inc.*	1,496,540
24,427	Intuit, Inc.	7,968,332
706,238	Microsoft Corp.	148,543,040
54,760	NortonLifeLock, Inc.	1,141,198
180,484	Oracle Corp.	10,774,895
4,568	Paycom Software, Inc.*	1,422,018
84,782	salesforce.com, Inc.*	21,307,413
17,910	ServiceNow, Inc.*	8,686,350
14,277	Synopsys, Inc.*	3,054,992
3,765	Tyler Technologies, Inc.*	1,312,328

		239,304,918

Specialty Retail (2.5%):
6,460	Advance Auto Parts, Inc.	991,610
2,158	AutoZone, Inc.*	2,541,347
21,522	Best Buy Co, Inc.	2,395,183
15,409	CarMax, Inc.*	1,416,241
19,914	Gap, Inc. (The)	339,135
100,442	Home Depot, Inc. (The)	27,893,749
22,521	L Brands, Inc.	716,393
70,631	Lowe’s Cos., Inc.	11,714,858
6,889	O’Reilly Automotive, Inc.*	3,176,380
32,967	Ross Stores, Inc.	3,076,480
9,775	Tiffany & Co.	1,132,434
112,256	TJX Cos., Inc. (The)	6,247,046
10,958	Tractor Supply Co.	1,570,720
5,332	Ulta Beauty, Inc.*	1,194,261

		64,405,837

Technology Hardware, Storage & Peripherals (6.9%):
1,500,053	Apple, Inc.	173,721,137
121,642	Hewlett Packard Enterprise Co.	1,139,786
128,174	HP, Inc.	2,434,024
20,957	NetApp, Inc.	918,755
20,148	Seagate Technology plc	992,692
28,093	Western Digital Corp.	1,026,799
17,954	Xerox Holdings Corp.	336,997

		180,570,190

Textiles, Apparel & Luxury Goods (0.7%):
32,558	Hanesbrands, Inc.	512,789
116,293	Nike, Inc., Class B	14,599,422
6,875	PVH Corp.	410,025
4,443	Ralph Lauren Corp.	301,991
26,141	Tapestry, Inc.	408,584
13,564	Under Armour, Inc., Class A*	152,324
19,502	Under Armour, Inc., Class C*	191,900
29,334	VF Corp.	2,060,713

		18,637,748

Tobacco (0.7%):
173,446	Altria Group, Inc.	6,701,953
145,343	Philip Morris International, Inc.	10,899,272

		17,601,225

Trading Companies & Distributors (0.2%):
54,235	Fastenal Co.	2,445,456
6,822	United Rentals, Inc.*	1,190,439
4,101	W.W. Grainger, Inc.	1,463,114

		5,099,009

Water Utilities (0.1%):
16,681	American Water Works Co., Inc.	2,416,743

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amounts		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
54,235	T-Mobile USA, Inc.*	$6,202,315

Total Common Stocks (Cost $1,186,300,835)		2,600,237,565

Short-Term Securities Held as Collateral for Securities on Loan (0.1%):
2,365,567	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,365,567

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,365,567)		2,365,567

Unaffiliated Investment Companies (0.6%):

Money Markets (0.6%):
16,619,674	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	16,619,674

Total Unaffiliated Investment Companies (Cost $16,619,674)		16,619,674

Total Investment Securities (Cost $1,205,286,076) - 100.1%		2,619,222,806
Net other assets (liabilities) - (0.1)%		(1,566,381)

Net Assets - 100.0%		$2,617,656,425

Percentages indicated are based on net assets as of September 30, 2020.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,329,375.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	115	$19,274,000	$250,819

				$250,819

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (1.4%):
32,258	AAR Corp.	$606,450
71,505	Aerojet Rocketdyne Holdings, Inc.*	2,852,334
21,654	AeroVironment, Inc.*	1,299,457
30,870	Cubic Corp.	1,795,708
29,432	Moog, Inc., Class A	1,869,815
5,130	National Presto Industries, Inc.	419,942
15,955	Park Aerospace Corp., Class C	174,229
50,551	Triumph Group, Inc.	329,087

		9,347,022

Air Freight & Logistics (0.8%):
25,880	Atlas Air Worldwide Holdings, Inc.*	1,576,092
26,654	Echo Global Logistics, Inc.*	686,874
27,410	Forward Air Corp.	1,572,786
32,734	Hub Group, Inc., Class A*	1,643,083

		5,478,835

Airlines (0.6%):
13,223	Allegiant Travel Co.	1,584,115
48,852	Hawaiian Holdings, Inc.	629,702
50,302	SkyWest, Inc.	1,502,018

		3,715,835

Auto Components (1.5%):
111,156	American Axle & Manufacturing Holdings, Inc.*	641,370
49,294	Cooper Tire & Rubber Co.	1,562,620
16,065	Cooper-Standard Holding, Inc.*	212,219
28,170	Dorman Products, Inc.*	2,546,005
31,710	Gentherm, Inc.*	1,296,939
24,703	LCI Industries	2,625,681
18,946	Motorcar Parts of America, Inc.*	294,800
19,494	Standard Motor Products, Inc.	870,407

		10,050,041

Automobiles (0.3%):
33,092	Winnebago Industries, Inc.	1,709,864

Banks (7.5%):
18,178	Allegiance Bancshares, Inc.	424,820
67,889	Ameris Bancorp	1,546,511
44,143	Banc of California, Inc.	446,727
18,663	BancFirst Corp.	762,197
88,900	BankUnited, Inc.	1,947,799
34,601	Banner Corp.	1,116,228
47,594	Berkshire Hills Bancorp, Inc.	481,175
80,622	Boston Private Financial Holdings, Inc.	445,033
78,017	Brookline Bancorp, Inc.	674,457
123,095	Cadence Bancorp	1,057,386
27,013	Central Pacific Financial Corp.	366,566
15,805	City Holding Co.	910,526
70,651	Columbia Banking System, Inc.	1,685,026
52,298	Community Bank System, Inc.	2,848,150
28,011	Customers Bancorp, Inc.*	313,723
124,747	CVB Financial Corp.	2,074,544
31,311	Eagle Bancorp, Inc.	838,822
30,804	FB Financial Corp.	773,796
213,873	First Bancorp	1,116,417
96,391	First Commonwealth Financial Corp.	746,066
95,820	First Financial Bancorp	1,150,319
127,088	First Hawaiian, Inc.	1,838,963
111,432	First Midwest Bancorp, Inc.	1,201,237
53,244	Great Western Bancorp, Inc.	662,888
29,050	Hanmi Financial Corp.	238,501
35,307	Heritage Financial Corp.	649,296
118,808	Hope BanCorp, Inc.	901,159
32,397	Independent Bank Corp.	1,696,955
36,120	Independent Bank Group, Inc.	1,595,782
30,545	National Bank Holdings Corp.	801,806

Shares		Fair Value
Common Stocks, continued
Banks, continued
42,700	NBT Bancorp, Inc.	$1,145,214
50,693	OFG Bancorp	631,635
162,952	Old National Bancorp	2,046,677
92,181	Pacific Premier Bancorp, Inc.	1,856,525
14,014	Park National Corp.^	1,148,587
13,348	Preferred Bank Los Angeles	428,738
37,903	S & T Bancorp, Inc.	670,504
52,176	Seacoast Banking Corp of Florida*	940,733
47,371	ServisFirst Bancshares, Inc.	1,612,035
106,881	Simmons First National Corp., Class A	1,694,598
30,583	Southside Bancshares, Inc.	747,143
11,994	Tompkins Financial Corp.	681,379
22,682	Triumph BanCorp, Inc.*	706,317
83,564	United Community Banks, Inc.	1,414,739
48,505	Veritex Holdings, Inc.	826,040
26,486	Westamerica Bancorp	1,439,514

		49,303,253

Beverages (0.4%):
4,530	Coca-Cola Consolidated, Inc.	1,090,280
12,816	MGP Ingredients, Inc.	509,308
11,455	National Beverage Corp.*^	779,055

		2,378,643

Biotechnology (2.3%):
29,946	AMAG Pharmaceuticals, Inc.*^	281,492
61,327	Coherus Biosciences, Inc.*	1,124,737
69,823	Cytokinetics, Inc.*	1,511,668
11,578	Eagle Pharmaceuticals, Inc.*	491,833
17,291	Enanta Pharmaceuticals, Inc.*	791,582
116,573	Momenta Pharmaceuticals, Inc.*	6,117,752
72,678	Myriad Genetics, Inc.*	947,721
29,607	REGENXBIO, Inc.*	814,785
143,285	Spectrum Pharmaceuticals, Inc.*	584,603
51,914	Vanda Pharmaceuticals, Inc.*	501,489
56,134	Xencor, Inc.*	2,177,438

		15,345,100

Building Products (2.9%):
39,906	AAON, Inc.	2,404,337
16,638	American Woodmark Corp.*	1,306,749
24,923	Apogee Enterprises, Inc.	532,605
31,918	Gibraltar Industries, Inc.*	2,079,139
44,139	Griffon Corp.	862,476
18,472	Insteel Industries, Inc.	345,426
21,721	Patrick Industries, Inc.	1,249,392
58,182	PGT Innovations, Inc.*	1,019,349
31,976	Quanex Building Products Corp.	589,637
121,454	Resideo Technologies, Inc.*	1,335,994
42,658	Simpson Manufacturing Co., Inc.	4,144,650
60,170	UFP Industries, Inc.	3,400,206

		19,269,960

Capital Markets (0.9%):
47,160	Blucora, Inc.*	444,247
59,810	Brightsphere Investment Group, Inc.	771,549
22,124	Calamos Asset Management Escrow Shares*(a)(b)	–
29,388	Donnelley Financial Solutions, Inc.*	392,624
14,307	Greenhill & Co., Inc.	162,384
13,807	Piper Jaffray Cos., Inc.	1,007,911
16,438	StoneX Group, Inc.*	840,968
7,385	Virtus Investment Partners, Inc.	1,023,930
64,395	Waddell & Reed Financial, Inc., Class A	956,266
113,764	WisdomTree Investments, Inc.	364,045

		5,963,924

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.8%):
27,059	AdvanSix, Inc.*	$348,520
25,353	American Vanguard Corp.	333,138
31,573	Balchem Corp.	3,082,473
80,401	Ferro Corp.*	996,972
25,192	Futurefuel Corp.	286,433
47,376	GCP Applied Technologies, Inc.*	992,527
50,555	H.B. Fuller Co.	2,314,408
9,430	Hawkins, Inc.	434,723
23,732	Innospec, Inc.	1,502,710
20,343	Koppers Holdings, Inc.*	425,372
30,910	Kraton Corp.*	550,816
143,385	Livent Corp.*	1,286,163
12,960	Quaker Chemical Corp.	2,329,043
62,336	Rayonier Advanced Materials, Inc.*	199,475
20,820	Stepan Co.	2,269,380
25,082	Tredegar Corp.	372,969
37,421	Trinseo SA	959,474

		18,684,596

Commercial Services & Supplies (1.8%):
65,159	ABM Industries, Inc.	2,388,729
47,110	Brady Corp., Class A	1,885,342
40,854	Deluxe Corp.	1,051,173
55,928	Interface, Inc.	342,279
30,446	Matthews International Corp., Class A	680,773
169,514	Pitney Bowes, Inc.	900,119
68,019	RR Donnelley & Sons Co.	99,308
29,749	Team, Inc.*	163,620
14,806	UniFirst Corp.	2,803,813
30,744	US Ecology, Inc.	1,004,406
19,753	Viad Corp.	411,455

		11,731,017

Communications Equipment (1.0%):
47,247	ADTRAN, Inc.	484,518
20,850	Applied Optoelectronics, Inc.*^	234,563
34,664	CalAmp Corp.*	249,234
23,868	Comtech Telecommunications Corp.	334,152
28,320	Digi International, Inc.*	442,642
117,226	Extreme Networks, Inc.*	471,249
94,199	Harmonic, Inc.*	525,630
29,172	NETGEAR, Inc.*	899,081
36,510	Plantronics, Inc.	432,278
222,206	Viavi Solutions, Inc.*	2,606,476

		6,679,823

Construction & Engineering (0.9%):
29,470	Aegion Corp.*	416,411
47,452	Arcosa, Inc.	2,092,158
35,754	Comfort Systems USA, Inc.	1,841,689
45,332	Granite Construction, Inc.	798,297
16,506	MYR Group, Inc.*	613,693

		5,762,248

Construction Materials (0.1%):
15,196	U.S. Concrete, Inc.*	441,292

Consumer Finance (1.0%):
30,825	Encore Capital Group, Inc.*	1,189,537
29,501	Enova International, Inc.*	483,521
51,995	EZCORP, Inc., Class A*	261,535
50,591	Green Dot Corp., Class A*	2,560,411
45,111	PRA Group, Inc.*	1,802,184
4,538	World Acceptance Corp.*^	478,986

		6,776,174

Containers & Packaging (0.1%):
34,536	Myers Industries, Inc.	456,911

Shares		Fair Value
Common Stocks, continued
Distributors (0.2%):
43,965	Core Markt Holdngs Co., Inc.	$1,271,907

Diversified Consumer Services (0.2%):
14,627	American Public Education, Inc.*	412,335
67,312	Perdoceo Education Corp.*	823,899
24,943	Regis Corp.*	153,150

		1,389,384

Diversified Telecommunication Services (1.4%):
10,707	ATN International, Inc.	536,849
50,046	Cincinnati Bell, Inc.*	750,690
41,144	Cogent Communications Holdings, Inc.	2,470,697
72,631	Consolidated Communications Holdings, Inc.*	413,270
114,101	Iridium Communications, Inc.*	2,918,704
225,813	Vonage Holdings Corp.*	2,310,067

		9,400,277

Electrical Equipment (0.6%):
25,189	AZZ, Inc.	859,449
19,634	Encore Wire Corp.	911,410
8,387	Powell Industries, Inc.	202,378
21,008	Vicor Corp.*	1,632,952

		3,606,189

Electronic Equipment, Instruments & Components (3.7%):
79,297	Arlo Technologies, Inc.*	417,102
28,387	Badger Meter, Inc.	1,855,658
10,457	Bel Fuse, Inc., Class B	111,681
34,955	Benchmark Electronics, Inc.	704,343
30,746	CTS Corp.	677,334
31,430	Daktronics, Inc.	124,463
13,140	ePlus, Inc.*	961,848
36,024	Fabrinet*	2,270,593
17,469	FARO Technologies, Inc.*	1,065,260
34,471	Insight Enterprises, Inc.*	1,950,369
39,323	Itron, Inc.*	2,388,479
88,640	Knowles Corp.*	1,320,736
4,779	Mesa Labs, Inc.	1,217,498
36,100	Methode Electronics, Inc., Class A	1,028,850
18,798	MTS Systems Corp.	359,230
16,190	OSI Systems, Inc.*	1,256,506
10,844	PC Connection, Inc.	445,255
28,574	Plexus Corp.*	2,018,182
18,206	Rogers Corp.*	1,785,280
65,719	Sanmina Corp.*	1,777,699
24,305	ScanSource, Inc.*	481,968
95,158	TTM Technologies, Inc.*	1,085,753

		25,304,087

Energy Equipment & Services (1.1%):
126,411	Archrock, Inc.	680,091
20,070	Bristow Group, Inc.*	426,488
43,549	Core Laboratories NV	664,558
34,414	Dril-Quip, Inc.*	852,091
24,263	Exterran Corp.*	100,934
12,582	Geospace Technologies Corp.*	77,757
139,906	Helix Energy Solutions Group, Inc.*	337,173
105,589	Helmerich & Payne, Inc.	1,546,879
25,540	Matrix Service Co.*	213,259
6,397	Nabors Industries, Ltd.*^	156,343
86,160	Newpark Resources, Inc.*	90,468
98,675	Oceaneering International, Inc.*	347,336
58,144	Oil States International, Inc.*	158,733
183,317	Patterson-UTI Energy, Inc.	522,453
77,570	Propetro Holding Corp.*	314,934
59,319	RPC, Inc.*	156,602
18,501	SEACOR Holdings, Inc.*	538,009

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
70,893	U.S. Silica Holdings, Inc.	$212,679

		7,396,787

Entertainment (0.2%):
145,978	Glu Mobile, Inc.*	1,120,381
23,340	Marcus Corp.	180,418

		1,300,799

Equity Real Estate Investment Trusts (7.4%):
83,280	Acadia Realty Trust	874,440
52,621	Agree Realty Corp.	3,348,799
67,994	Alexander & Baldwin, Inc.	762,213
47,341	American Assets Trust, Inc.	1,140,445
55,134	Armada Hoffler Properties, Inc.	510,541
164,236	Brandywine Realty Trust	1,698,200
94,029	CareTrust REIT, Inc.	1,673,246
45,823	Chatham Lodging Trust	349,171
21,373	Community Healthcare Trust, Inc.	999,401
114,936	CoreCivic, Inc.	919,488
195,046	DiamondRock Hospitality Co.	988,883
233,192	Diversified Healthcare Trust	820,836
78,091	Easterly Government Properties, Inc.	1,750,019
69,620	Four Corners Property Trust, Inc.	1,781,576
91,877	Franklin Street Properties Corp.	336,270
34,276	Getty Realty Corp.	891,519
89,217	Global Net Lease, Inc.	1,418,550
36,167	Hersha Hospitality Trust	200,365
93,390	Independence Realty Trust, Inc.	1,082,390
64,372	Industrial Logistics Properties Trust	1,407,816
21,396	Innovative Industrial Properties, Inc.	2,655,458
12,451	Investors Real Estate Trust	811,432
74,036	iStar, Inc.	874,365
82,042	Kite Realty Group Trust	950,046
270,068	Lexington Realty Trust	2,822,211
38,013	LTC Properties, Inc.	1,325,133
82,622	Mack-Cali Realty Corp.	1,042,690
60,937	National Storage Affiliates	1,993,249
21,604	NexPoint Residential Trust, Inc.	958,137
46,697	Office Properties Income Trust	967,562
114,404	Retail Opportunity Investments Corp.	1,191,518
209,536	Retail Properties of America, Inc., Class A	1,217,404
77,662	Rpt Realty	422,481
13,702	Safehold, Inc.^	850,894
11,291	Saul Centers, Inc.	300,115
146,922	SITE Centers Corp.	1,057,838
103,043	Summit Hotel Properties, Inc.	533,763
89,888	Tanger Factory Outlet Centers, Inc.^	542,025
190,505	Uniti Group, Inc.	2,006,970
12,465	Universal Health Realty Income Trust	710,380
26,970	Urstadt Biddle Properties, Inc., Class A	248,124
174,853	Washington Prime Group, Inc.^	113,200
79,120	Washington Real Estate	1,592,686
37,205	Whitestone REIT	223,230
110,922	Xenia Hotels & Resorts, Inc.	973,895

		49,338,974

Food & Staples Retailing (0.6%):
22,679	PriceSmart, Inc.	1,507,019
34,853	SpartanNash Co.	569,847
29,851	The Andersons, Inc.	572,244
31,356	The Chefs’ Warehouse, Inc.*	455,916
53,854	United Natural Foods, Inc.*	800,809

		3,905,835

Food Products (1.2%):
62,866	B&G Foods, Inc.^	1,745,789
16,151	Calavo Growers, Inc.	1,070,327

Shares		Fair Value
Common Stocks, continued
Food Products, continued
35,944	Cal-Maine Foods, Inc.*	$1,379,171
29,277	Fresh Del Monte Produce, Inc.	671,029
14,440	J & J Snack Foods Corp.	1,882,831
8,376	John B Sanfilippo And Son, Inc.	631,383
6,381	Seneca Foods Corp., Class A*	227,993

		7,608,523

Gas Utilities (0.7%):
16,236	Chesapeake Utilities Corp.	1,368,695
29,519	Northwest Natural Holding Co.	1,339,867
97,501	South Jersey Industries, Inc.	1,878,844

		4,587,406

Health Care Equipment & Supplies (3.5%):
35,694	AngioDynamics, Inc.*	430,470
13,642	Anika Therapeutics, Inc.*	482,790
38,952	Cardiovascular Systems, Inc.*	1,532,761
27,977	CONMED Corp.	2,200,951
36,771	CryoLife, Inc.*	679,160
17,736	Cutera, Inc.*	336,452
43,835	Glaukos Corp.*^	2,170,709
8,820	Heska Corp.*	871,328
17,873	Inogen, Inc.*	518,317
32,059	Integer Holdings Corp.*	1,891,802
33,291	Invacare Corp.	250,348
65,626	Lantheus Holdings, Inc.*	831,481
16,670	LeMaitre Vascular, Inc.	542,275
42,153	Meridian Bioscience, Inc.*	715,758
48,080	Merit Medical Systems, Inc.*	2,091,480
32,844	Natus Medical, Inc.*	562,618
51,714	Neogen Corp.*	4,046,622
70,443	OraSure Technologies, Inc.*	857,291
18,373	Orthofix Medical, Inc.*	572,135
13,545	Surmodics, Inc.*	527,036
18,883	Tactile Systems Technology, Inc.*	690,929
37,284	Varex Imaging Corp.*	474,252
19,716	Zynex, Inc.*^	344,044

		23,621,009

Health Care Providers & Services (3.8%):
14,546	Addus HomeCare Corp.*	1,374,742
45,837	AMN Healthcare Services, Inc.*	2,679,631
33,131	BioTelemetry, Inc.*	1,510,111
110,845	Community Health Systems, Inc.*	467,766
8,829	CorVel Corp.*	754,261
96,424	Covetrus, Inc.*	2,352,746
34,146	Cross Country Healthcare, Inc.*	221,608
49,393	Ensign Group, Inc. (The)	2,818,365
11,519	Fulgent Genetics, Inc.*^	461,221
37,062	Hanger, Inc.*	586,321
21,934	Magellan Health, Inc.*	1,662,159
63,338	Owens & Minor, Inc.	1,590,417
11,930	Providence Service Corp.*	1,108,416
113,427	R1 RCM, Inc.*	1,945,273
42,135	RadNet, Inc.*	646,772
104,663	Select Medical Holdings Corp.*	2,179,084
24,808	The Pennant Group, Inc.*	956,596
36,963	Tivity Health, Inc.*	518,221
12,516	U.S. Physical Therapy, Inc.	1,087,390

		24,921,100

Health Care Technology (1.5%):
159,304	Allscripts Healthcare Solutions, Inc.*	1,296,735
12,829	Computer Programs & Systems, Inc.	354,209
24,606	HealthStream, Inc.*	493,842
86,185	HMS Holdings Corp.*	2,064,131
54,524	NextGen Healthcare, Inc.*	694,636
41,749	Omnicell, Inc.*	3,116,980
14,995	Simulations Plus, Inc.	1,130,023

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
20,591	Tabula Rasa Healthcare, Inc.*^	$839,495

		9,990,051

Hotels, Restaurants & Leisure (1.6%):
22,039	BJ’s Restaurants, Inc.	648,828
78,102	Bloomin’ Brands, Inc.	1,192,618
44,304	Brinker International, Inc.	1,892,667
41,074	Cheesecake Factory, Inc. (The)^	1,139,393
19,526	Chuy’s Holdings, Inc.*	382,319
46,430	Dave & Buster’s Entertainment, Inc.^	703,879
16,238	Dine Brands Global, Inc.	886,432
19,714	El Pollo Loco Holdings, Inc.*	319,367
17,907	Fiesta Restaurant Group, Inc.*	167,789
12,797	Monarch Casino & Resort, Inc.*	570,746
15,225	Red Robin Gourmet Burgers*^	200,361
31,904	Ruth’s Hospitality Group, Inc.	352,858
34,927	Shake Shack, Inc., Class A*^	2,252,092

		10,709,349

Household Durables (3.1%):
8,333	Cavco Industries, Inc.*	1,502,523
28,670	Century Communities, Inc.*	1,213,601
20,594	Ethan Allen Interiors, Inc.	278,843
22,453	Installed Building Products, Inc.*	2,284,593
27,297	iRobot Corp.*^	2,071,842
44,636	La-Z-Boy, Inc.	1,411,837
21,759	LGI Homes, Inc.*	2,527,743
28,180	M/I Homes, Inc.*	1,297,689
49,384	MDC Holdings, Inc.	2,325,986
37,019	Meritage Homes Corp.*	4,086,528
48,238	Tupperware Brands Corp.*	972,478
13,357	Universal Electronics, Inc.*	504,093

		20,477,756

Household Products (0.7%):
9,343	Central Garden & Pet Co.*	373,066
38,382	Central Garden & Pet Co., Class A*	1,387,125
13,302	WD-40 Co.	2,518,202

		4,278,393

Industrial Conglomerates (0.1%):
34,684	Raven Industries, Inc.	746,400

Insurance (3.4%):
47,563	AMBAC Financial Group, Inc.*	607,380
92,559	American Equity Investment Life Holding Co.	2,035,372
20,077	Amerisafe, Inc.	1,151,617
25,363	eHealth, Inc.*	2,003,677
29,991	Employers Holdings, Inc.	907,228
11,676	Fidelity National Financial, Inc.	365,576
6,848	HCI Group, Inc.	337,538
40,917	Horace Mann Educators Corp.	1,366,628
30,699	James River Group Holdings	1,367,027
21,172	Kinsale Capital Group, Inc.	4,026,491
21,645	Palomar Holdings, Inc.*	2,256,275
53,366	ProAssurance Corp.	834,644
14,283	Safety Insurance Group, Inc.	986,812
27,154	Stewart Information Services Corp.	1,187,444
86,413	Third Point Reinsurance, Ltd.*	600,570
14,301	Trupanion, Inc.*	1,128,349
22,479	United Fire Group, Inc.	456,773
22,986	United Insurance Holdings Co.	139,295
29,574	Universal Insurance Holdings, Inc.	409,304

		22,168,000

Interactive Media & Services (0.1%):
48,281	QuinStreet, Inc.*	764,771

Internet & Direct Marketing Retail (0.9%):
26,152	Liquidity Services, Inc.*	195,094

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
20,077	PetMed Express, Inc.^	$634,835
21,718	Shutterstock, Inc.	1,130,205
17,243	Stamps.com, Inc.*	4,154,700

		6,114,834

IT Services (2.3%):
34,658	Cardtronics plc*	686,228
32,052	CSG Systems International, Inc.	1,312,529
58,483	Evertec, Inc.	2,029,945
33,409	Exlservice Holdings, Inc.*	2,203,991
26,520	ManTech International Corp., Class A	1,826,698
65,237	NIC, Inc.	1,285,169
32,858	Perficient, Inc.*	1,404,351
38,984	Sykes Enterprises, Inc.*	1,333,643
18,149	TTEC Holdings, Inc.	990,028
62,012	Unisys Corp.*	661,668
27,935	Virtusa Corp.*	1,373,285

		15,107,535

Leisure Products (1.1%):
92,314	Callaway Golf Co.	1,766,890
17,169	Sturm, Ruger & Co., Inc.	1,050,056
57,254	Vista Outdoor, Inc.*	1,155,386
73,739	YETI Holdings, Inc.*	3,341,851

		7,314,183

Life Sciences Tools & Services (0.8%):
42,157	Luminex Corp.	1,106,621
108,736	Neogenomics, Inc.*	4,011,271

		5,117,892

Machinery (6.2%):
9,593	Alamo Group, Inc.	1,036,332
29,866	Albany International Corp., Class A	1,478,666
22,407	Astec Industries, Inc.	1,215,580
45,031	Barnes Group, Inc.	1,609,408
34,542	Chart Industries, Inc.*	2,427,266
19,826	CIRCOR International, Inc.*	542,241
14,724	DMC Global, Inc.	485,009
58,525	Enerpac Tool Group Corp.*	1,100,855
20,024	EnPro Industries, Inc.	1,129,554
25,464	ESCO Technologies, Inc.	2,051,380
59,112	Federal Signal Corp.	1,729,026
37,627	Franklin Electric Co., Inc.	2,213,596
77,146	Harsco Corp.*	1,073,101
73,599	Hillenbrand, Inc.	2,087,268
31,060	John Bean Technologies Corp.	2,854,103
10,570	Lindsay Corp.	1,021,908
16,836	Lydall, Inc.*	278,467
70,638	Meritor, Inc.*	1,479,160
55,296	Mueller Industries, Inc.	1,496,310
26,188	Proto Labs, Inc.*	3,391,346
43,822	SPX Corp.*	2,032,464
41,767	SPX FLOW, Inc.*	1,788,463
11,754	Standex International Corp.	695,837
17,946	Tennant Co.	1,083,221
32,061	The Greenbrier Cos., Inc.	942,593
51,332	Titan International, Inc.	148,349
51,881	Wabash National Corp.	620,497
26,649	Watts Water Technologies, Inc., Class A	2,668,897

		40,680,897

Marine (0.3%):
42,068	Matson, Inc.	1,686,506

Media (0.4%):
55,910	E.W. Scripps Co. (The), Class A	639,611
128,158	Gannett Co, Inc.*	166,605

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
39,183	Meredith Corp.	$514,081
28,454	Scholastic Corp.	597,249
23,315	TechTarget, Inc.*	1,024,928

		2,942,474

Metals & Mining (1.5%):
122,741	Allegheny Technologies, Inc.*	1,070,302
94,978	Arconic Corp.*	1,809,331
46,210	Carpenter Technology Corp.	839,174
49,893	Century Aluminum Co.*	355,238
392,176	Cleveland-Cliffs, Inc.^	2,517,769
10,814	Haynes International, Inc.	184,811
15,159	Kaiser Aluminum Corp.	812,371
19,767	Materion Corp.	1,028,477
8,238	Olympic Steel, Inc.	93,584
79,926	SunCoke Energy, Inc.	273,347
37,591	TimkenSteel Corp.*	133,448
50,167	Warrior Met Coal, Inc.	856,852

		9,974,704

Mortgage Real Estate Investment Trusts (1.1%):
132,029	Apollo Commercial Real Estate Finance, Inc.	1,189,581
63,176	Armour Residential REIT, Inc.	600,804
94,330	Capstead Mortgage Corp.	530,135
53,168	Granite Point Mortgage Trust, Inc.	376,961
175,325	Invesco Mortgage Capital, Inc.^	475,131
26,555	KKR Real Estate Finance Trust, Inc.	438,954
367,830	New York Mortgage Trust, Inc.	937,967
97,355	Pennymac Mortgage Investment Trust	1,564,494
40,965	Ready Capital Corp.	458,808
113,278	Redwood Trust, Inc.	851,851

		7,424,686

Multiline Retail (0.5%):
34,993	Big Lots, Inc.	1,560,688
302,316	Macy’s, Inc.^	1,723,201

		3,283,889

Multi-Utilities (0.3%):
65,600	Avista Corp.	2,238,272

Oil, Gas & Consumable Fuels (1.6%):
18,251	Bonanza Creek Energy, Inc.*	343,119
38,038	Callon Petroleum Co.*^	183,343
24,208	CONSOL Energy, Inc.*	107,241
32,466	Dorian LPG, Ltd.*	260,053
33,417	Green Plains, Inc.*	517,295
149,563	Gulfport Energy Corp.*	78,835
8,241	Laredo Petroleum, Inc.*	80,762
108,294	Matador Resources Co.*	894,508
293,501	Oasis Petroleum, Inc.*^	82,180
39,139	PAR Pacific Holdings, Inc.*	264,971
93,166	PBF Energy, Inc., Class A	530,115
97,970	PDC Energy, Inc.*	1,214,338
14,566	Penn Virginia Corp.*	143,475
235,348	QEP Resources, Inc.	212,472
251,992	Range Resources Corp.	1,668,187
38,662	Renewable Energy Group, Inc.*	2,065,325
5,302	REX American Resources Corp.*	347,864
100,515	SM Energy Co.	159,819
593,780	Southwestern Energy Co.*	1,395,383
23,118	Talos Energy, Inc.*	149,111

		10,698,396

Paper & Forest Products (0.7%):
38,663	Boise Cascade Co.	1,543,427
16,614	Clearwater Paper Corp.*	630,335
38,004	Mercer International, Inc.	250,826

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
15,861	Neenah, Inc.	$594,312
42,817	P.H. Glatfelter Co.	589,590
30,102	Schweitzer-Mauduit International, Inc.	914,800

		4,523,290

Personal Products (0.5%):
16,837	Inter Parfums, Inc.	628,862
11,524	Medifast, Inc.	1,895,122
11,659	Usana Health Sciences, Inc.*	858,685

		3,382,669

Pharmaceuticals (1.2%):
35,377	Amphastar Pharmaceuticals, Inc.*	663,319
9,121	ANI Pharmaceuticals, Inc.*	257,303
102,110	Corcept Therapeutics, Inc.*	1,777,225
224,827	Endo International plc*	741,929
60,624	Innoviva, Inc.*	633,521
32,243	Lannett Co., Inc.*	197,005
42,145	Pacira BioSciences, Inc.*	2,533,757
19,499	Phibro Animal Health Corp., Class A	339,283
51,304	Supernus Pharmaceuticals, Inc.*	1,069,175

		8,212,517

Professional Services (1.1%):
50,368	Exponent, Inc.	3,628,008
10,808	Forrester Research, Inc.*	354,394
18,616	Heidrick & Struggles International, Inc.	365,804
32,237	Kelly Services, Inc., Class A	549,318
54,323	Korn Ferry	1,575,368
28,171	Resources Connection, Inc.	325,375
35,158	Trueblue, Inc.*	544,597

		7,342,864

Real Estate Management & Development (0.7%):
99,487	Essential Properties Realty Trust, Inc.	1,822,601
23,328	Marcus & Millichap, Inc.*	641,987
17,772	RE/MAX Holdings, Inc., Class A	581,678
114,262	Realogy Holdings Corp.*	1,078,633
30,582	The St Joe Co.*	630,907

		4,755,806

Road & Rail (0.9%):
25,187	ArcBest Corp.	782,308
47,478	Heartland Express, Inc.	883,091
58,282	Marten Transport, Ltd.	951,162
25,748	Saia, Inc.*	3,247,853

		5,864,414

Semiconductors & Semiconductor Equipment (3.8%):
37,600	Advanced Energy Industries, Inc.*	2,366,544
33,060	Axcelis Technologies, Inc.*	727,320
72,176	Brooks Automation, Inc.	3,338,862
21,998	CEVA, Inc.*	866,061
41,665	Cohu, Inc.	715,805
41,088	Diodes, Inc.*	2,319,418
21,331	DSP Group, Inc.*	281,143
75,642	FormFactor, Inc.*	1,885,755
22,245	Ichor Holdings, Ltd.*	479,825
60,201	Kulicke & Soffa Industries, Inc.	1,348,502
65,440	MaxLinear, Inc., Class A*	1,520,826
48,045	Onto Innovation, Inc.*	1,430,780
29,419	PDF Solutions, Inc.*	550,429
62,270	Photronics, Inc.*	620,209
58,235	Power Integrations, Inc.	3,226,219
111,722	Rambus, Inc.*	1,529,474
13,661	SMART Global Holdings, Inc.*	373,492

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
39,588	Ultra Clean Holdings, Inc.*	$849,558
48,242	Veeco Instruments, Inc.*	562,984

		24,993,206

Software (2.6%):
102,075	8x8, Inc.*	1,587,266
20,227	Agilysys, Inc.*	488,684
43,850	Alarm.com Holding, Inc.*	2,422,713
38,269	Bottomline Technologies, Inc.*	1,613,421
22,956	Ebix, Inc.	472,894
60,452	LivePerson, Inc.*	3,142,898
7,075	MicroStrategy, Inc., Class A*	1,065,212
33,555	OneSpan, Inc.*	703,313
44,292	Progress Software Corp.	1,624,631
34,849	Sps Commerce, Inc.*	2,713,692
105,992	Xperi Holding Corp.	1,217,848

		17,052,572

Specialty Retail (3.2%):
61,043	Abercrombie & Fitch Co., Class A	850,329
6,279	America’s Car Mart, Inc.*	532,962
18,869	Asbury Automotive Group, Inc.*	1,838,784
30,293	Barnes & Noble Education, Inc.*	78,156
123,770	Bed Bath & Beyond, Inc.^	1,854,075
28,477	Boot Barn Holdings, Inc.*	801,343
37,683	Caleres, Inc.	360,249
18,565	Cato Corp., Class A	145,178
107,511	Chico’s FAS, Inc.	104,554
18,617	Conn’s, Inc.*	196,968
57,150	Designer Brands, Inc., Class A	310,325
53,707	GameStop Corp., Class A*^	547,811
13,504	Genesco, Inc.*	290,876
16,830	Group 1 Automotive, Inc.	1,487,604
36,576	Guess?, Inc.	425,013
16,808	Haverty Furniture Cos., Inc.	351,960
16,324	Hibbett Sports, Inc.*	640,227
28,807	Lumber Liquidators Holdings, Inc.*	635,194
21,606	MarineMax, Inc.*	554,626
72,313	Michaels Cos., Inc. (The)*^	698,182
32,169	Monro, Inc.	1,305,096
51,487	ODP Corp. (The)*	1,001,422
47,158	Rent-A-Center, Inc.	1,409,553
8,405	Shoe Carnival, Inc.^	282,240
50,949	Signet Jewelers, Ltd.	952,746
27,128	Sleep Number Corp.*	1,326,830
23,836	Sonic Automotive, Inc., Class A	957,254
27,874	The Buckle, Inc.^	568,351
14,037	The Children’s Place, Inc.^	397,949
20,302	Zumiez, Inc.*	564,802

		21,470,659

Technology Hardware, Storage & Peripherals (0.2%):
119,927	3D Systems Corp.*^	588,842
76,774	Diebold Nixdorf, Inc.*	586,553

		1,175,395

Textiles, Apparel & Luxury Goods (1.8%):
146,635	Capri Holdings, Ltd.*	2,639,431
66,250	Crocs, Inc.*	2,830,863
44,877	Fossil Group, Inc.*	257,594
41,895	G-III Apparel Group, Ltd.*	549,243
45,520	Kontoor Brands, Inc.	1,101,584
15,443	Movado Group, Inc.	153,503
16,140	Oxford Industries, Inc.	651,410
74,155	Steven Madden, Ltd.	1,446,023
14,271	Unifi, Inc.*	183,240
20,935	Vera Bradley, Inc.*	127,913

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
79,780	Wolverine World Wide, Inc.	$2,061,515

		12,002,319

Thrifts & Mortgage Finance (1.7%):
51,810	Axos Financial, Inc.*	1,207,691
27,765	Dime Community Bancshares, Inc.	314,022
41,479	Flagstar Bancorp, Inc.	1,229,023
22,858	HomeStreet, Inc.	588,822
33,831	Meta Financial Group, Inc.	650,232
72,029	Mr Cooper Group, Inc.*	1,607,687
83,400	NMI Holdings, Inc., Class A*	1,484,520
45,074	Northfield Bancorp, Inc.	411,075
119,451	Northwest Bancshares, Inc.	1,098,949
71,210	Provident Financial Services, Inc.	868,762
93,939	TrustCo Bank Corp NY	490,362
28,537	Wawlker & Dunlop, Inc.	1,512,461

		11,463,606

Tobacco (0.3%):
23,242	Universal Corp.	973,375
123,723	Vector Group, Ltd.	1,198,876

		2,172,251

Trading Companies & Distributors (0.8%):
38,012	Applied Industrial Technologies, Inc.	2,094,461
15,591	DXP Enterprises, Inc.*	251,483
22,022	Foundation Building Materials, Inc.*	346,186
41,826	GMS, Inc.*	1,008,007
26,525	Kaman Corp., Class A	1,033,679
106,200	NOW, Inc.*	482,148
11,879	Veritiv Corp.*	150,388

		5,366,352

Water Utilities (0.7%):
35,973	American States Water Co.	2,696,177
48,132	California Water Service Group	2,091,335

		4,787,512

Wireless Telecommunication Services (0.4%):
48,942	Shenandoah Telecommunications Co.	2,174,738
16,538	Spok Holdings, Inc.	157,276

		2,332,014

Total Common Stocks (Cost $614,878,700)		655,363,249

Short-Term Securities Held as Collateral for Securities on Loan (3.4%):
22,194,505	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	22,194,505

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $22,194,505)		22,194,505

Unaffiliated Investment Companies (1.1%):

Money Markets (1.1%):
7,083,785	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	7,083,785

Total Unaffiliated Investment Companies (Cost $7,083,785)		7,083,785

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Total Investment Securities (Cost $644,156,990) - 103.5%	$684,641,539
Net other assets (liabilities) - (3.5)%	(22,992,861)

Net Assets - 100.0%	$661,648,678

Percentages indicated are based on net assets as of September 30, 2020.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $21,358,859.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(d)	The rate represents the effective yield at September 30, 2020.

Amounts shown as “—“ are either $0 or round less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar)	12/18/20	170	$12,787,400	$52,428

				$52,428

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (69.1%):
Aerospace & Defense (0.3%):
12,531	Teledyne Technologies, Inc.*	$3,887,242

Banks (4.6%):
977,406	Bank of America Corp.	23,545,711
288,962	PNC Financial Services Group, Inc. (The)	31,759,813

		55,305,524

Beverages (1.3%):
564,611	Keurig Dr Pepper, Inc.	15,583,264

Capital Markets (1.4%):
56,173	CME Group, Inc.	9,398,305
73,480	Intercontinental Exchange, Inc.	7,351,674

		16,749,979

Commercial Services & Supplies (0.6%):
73,041	Waste Connections, Inc.	7,581,656

Electric Utilities (5.2%):
77,785	Alliant Energy Corp.	4,017,595
501,697	American Electric Power Co., Inc.	41,003,696
361,700	Exelon Corp.	12,934,392
18,668	NextEra Energy, Inc.	5,181,490

		63,137,173

Electronic Equipment, Instruments & Components (1.4%):
177,316	TE Connectivity, Ltd.	17,330,866

Gas Utilities (0.3%):
41,935	Atmos Energy Corp.	4,008,567

Health Care Equipment & Supplies (6.4%):
115,093	Becton Dickinson & Co.	26,779,839
423,082	Boston Scientific Corp.*	16,165,963
116,929	Danaher Corp.	25,178,322
361,335	Envista Holdings Corp.*	8,917,748

		77,041,872

Health Care Providers & Services (4.6%):
73,994	Humana, Inc.	30,625,376
79,667	UnitedHealth Group, Inc.	24,837,781

		55,463,157

Hotels, Restaurants & Leisure (3.8%):
153,180	Hilton Worldwide Holdings, Inc.	13,069,318
148,670	Marriott International, Inc., Class A	13,763,869
206,670	Yum! Brands, Inc.	18,868,970

		45,702,157

Industrial Conglomerates (4.4%):
7,544,871	General Electric Co.	47,004,546
15,378	Roper Technologies, Inc.	6,076,002

		53,080,548

Insurance (3.0%):
25,334	Arthur J. Gallagher & Co.	2,674,764
291,998	Marsh & McLennan Cos., Inc.	33,492,170

		36,166,934

Interactive Media & Services (4.3%):
1,201	Alphabet, Inc., Class A*	1,760,186
25,634	Alphabet, Inc., Class C*	37,671,726
49,910	Facebook, Inc., Class A*	13,071,429

		52,503,341

Internet & Direct Marketing Retail (3.2%):
12,334	Amazon.com, Inc.*	38,836,436

IT Services (7.9%):
339,692	Fiserv, Inc.*	35,005,262
144,271	Global Payments, Inc.	25,619,644
18,199	MasterCard, Inc., Class A	6,154,356
143,527	Visa, Inc., Class A	28,701,094

		95,480,356

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (2.9%):
99,765	PerkinElmer, Inc.	$12,521,505
50,416	Thermo Fisher Scientific, Inc.	22,259,672

		34,781,177

Machinery (2.4%):
179,396	Fortive Corp.*	13,671,769
447,515	Ingersoll-Rand, Inc.*	15,931,534

		29,603,303

Multi-Utilities (3.0%):
275,381	Ameren Corp.	21,777,129
657,199	NiSource, Inc.	14,458,378

		36,235,507

Semiconductors & Semiconductor Equipment (2.1%):
201,829	NXP Semiconductors NV	25,190,277

Software (5.4%):
311,700	Microsoft Corp.	65,559,861

Specialty Retail (0.6%):
77,720	Ross Stores, Inc.	7,252,830

Total Common Stocks (Cost $691,003,156)		836,482,027

Preferred Stocks (2.1%):
Banks (0.1%):
3,850	U.S. Bancorp, Series K, 5.50%, 12/30/19	103,950
822	Wells Fargo & Co., Series L, Class A, 0.01%, 11/27/19	1,103,165

		1,207,115

Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	92,592

Electric Utilities (0.7%):
18,267	Alabama Power Co., Series A, 5.00%	511,476
81,917	Duke Energy Corp., 3.50%, 9/15/78	2,257,633
75,256	NextEra Energy, Inc., 3.00%, 3/1/23	3,512,950
1,201	SCE Trust III, Series H, 1.03%, 12/12/19, Perpetual Bond	26,758
98,681	SCE Trust IV, Series J, 2.85%, 12/31/49	2,203,547

		8,512,364

Health Care Equipment & Supplies (0.3%):
36,473	Boston Scientific Corp., 5.50%, 6/1/23	4,080,235

Multi-Utilities (1.0%):
122,500	CMS Energy Corp., 1.54%, 10/15/78	3,237,675
163,900	CMS Energy Corp., 1.51%, 3/1/79	4,410,548
89,431	DTE Energy Co., Series E, 5.25%, 12/1/77	2,359,190
80,120	NiSource, Inc., Series B, 2.83%, 11/21/19	2,210,511

		12,217,924

Total Preferred Stocks (Cost $24,906,599)		26,110,230

Convertible Preferred Stocks (1.0%):
Electric Utilities (0.1%):
36,961	American Electric Power Co., Inc., 5.52%, 3/15/22^	1,792,978

Life Sciences Tools & Services (0.7%):
111,207	Avantor, Inc., Series A, 5/15/22	8,089,197

Machinery (0.2%):
2,609	Fortive Corp., Series A, 0.03%, 7/1/21	2,442,911

Total Convertible Preferred Stocks (Cost $9,966,473)		12,325,086

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.4%):
$640,163	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	$679,560
1,435,410	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,534,869
1,362,200	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,449,135
906,370	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	935,800

Total Asset Backed Securities (Cost $4,308,713)		4,599,364

Bank Loans (5.5%):
Airlines (0.4%):
5,430,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	5,255,806

Chemicals (0.0%†):
517,172	H.B. Fuller Co. Term Loan B-1, 0.02% (US0003M ), 10/20/24, Callable 11/7/20 @ 100	509,611

Insurance (1.5%):
642,257	AmWINS Group, Inc., 0.28% (US0003M ), 1/25/24, Callable 11/7/20 @ 101	635,687
17,934,423	HUB International, Ltd., 0.03% (US0003M ), 4/25/25	17,310,126

		17,945,813

IT Services (2.5%):
30,207,084	Refinitiv US Holdings, Inc. Term Loan B-1, 0.33% (US0001M ), 10/1/25	29,878,128

Pharmaceuticals (0.0%†):
60,776	Prestige Brands, Inc. Term Loan B5-1, 0.02% (US0003M ), 1/26/24, Callable 11/7/20 @ 100	60,207

Software (1.1%):
12,552,109	CCC Information Services, Inc. Term Loan B-1, 0.03% (US0003M ), 4/29/24, Callable 11/7/20 @ 100	12,444,914
499,950	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	495,090

		12,940,004

Total Bank Loans (Cost $67,229,972)		66,589,569

Corporate Bonds (16.0%):
Airlines (0.5%):
1,775,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	1,817,156
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,191,688
820,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	852,800

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$2,425,000	SkyMiles IP, Ltd., 4.75%, 10/20/27, Callable 9/23/23 @ 104	$2,441,029
224,567	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	201,470

		6,504,143

Banks (0.1%):
1,580,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	1,664,925

Building Products (0.1%):
463,767	Filteration Group Corp., 0.00%, 3/29/25, Callable 11/7/20 @ 100	453,986
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	295,544

		749,530

Capital Markets (0.2%):
1,415,000	Bank of New York Mellon Corp. (The), Series E, 3.65% (US0003M+342 bps), Callable 12/20/20 @ 100	1,386,700
1,355,000	State Street Corp., Series F, 3.85% (US0003M+360 bps), Callable 12/15/20 @ 100	1,327,900

		2,714,600

Chemicals (0.6%):
5,403,302	USI, Inc., 3.24% (US0003M ), 5/16/24	5,218,671
585,000	USI, Inc., 4.14%, 12/2/26, Callable 11/7/20 @ 100	578,173
1,180,000	USI, Inc., 0.00%, 12/2/26	1,166,229

		6,963,073

Containers & Packaging (0.1%):
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/9/20 @ 101.28(a)	1,239,225

Diversified Consumer Services (0.3%):
3,571,050	Lgc Group TL, 0.00%, 1/24/27	3,463,919

Electric Utilities (0.2%):
1,179,478	Alliant Holdings Intermediate LLC, 0.00%, 5/10/25, Callable 11/7/20 @ 100	1,143,953
975,000	Alliant Holdings Intermediate LLC, 3.51%, 5/10/25, Callable 11/7/20 @ 100	956,309

		2,100,262

Entertainment (2.2%):
300,000	Netflix, Inc., 5.50%, 2/15/22	314,250
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,903,363
4,385,000	Netflix, Inc., 4.38%, 11/15/26	4,763,206
5,093,000	Netflix, Inc., 4.88%, 4/15/28	5,716,893
7,145,000	Netflix, Inc., 5.88%, 11/15/28	8,466,824
3,940,000	Netflix, Inc., 6.38%, 5/15/29	4,860,975

		26,025,511

Equity Real Estate Investment Trusts (0.3%):
2,332,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 11/9/20 @ 101	2,346,574

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,191,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/9/20 @ 102.44	$1,217,798
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94(a)	613,319

		4,177,691

Food & Staples Retailing (0.2%):
2,600,000	Dino Grandparent, Inc., 0.00%, 2/19/23	2,548,000

Health Care Equipment & Supplies (0.3%):
378,100	CPI Holdco LLC, 0.00%, 11/4/26, Callable 11/7/20 @ 100	375,264
1,190,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	1,216,775
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,300,950
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	900,850

		3,793,839

Health Care Providers & Services (0.0%†):
249,449	Versant Health Holdco, Inc., 4.00%, 12/1/24, Callable 11/6/20 @ 100	248,513

Hotels, Restaurants & Leisure (3.3%):
2,283,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	2,191,680
3,038,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 11/9/20 @ 101.79	2,977,240
2,127,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	2,105,730
850,657	Four Seasons Hotels, Ltd., 0.00%, 11/30/23, Callable 11/7/20 @ 100	826,201
1,015,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 10/26/20 @ 101.06	1,013,731
235,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/1/25, Callable 10/26/20 @ 102.31	237,350
3,280,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	3,407,100
4,548,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	4,746,974
2,021,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell Of America LLC, 5.00%, 6/1/24, Callable 10/9/20 @ 102.5(a)	2,071,525
2,459,814	Life Time, Inc., 0.00%, 6/15/22, Callable 11/7/20 @ 100	2,228,173

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$415,000	Marriott International, Inc., 0.90% (US0003M+65 bps), 3/8/21	$413,051
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	354,192
3,249,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 11/9/20 @ 102.44(a)	3,070,305
2,815,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	2,660,175
1,300,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	1,381,250
1,695,000	Yum! Brands, Inc., 3.88%, 11/1/20	1,695,000
3,169,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100	3,208,613
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,364,480
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	399,600
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,245,190
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	2,011,785

		39,609,345

Industrial Conglomerates (0.6%):
8,597,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100	6,930,137

Insurance (1.0%):
90,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	96,300
7,761,046	HUB International, Ltd., 0.00% (US0001M ), 4/25/25, Callable 11/6/20 @ 100	7,724,647
2,657,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	2,753,316
705,000	Ryan Specialty Group LLC, 0.00%, 7/23/27	697,513
1,045,000	USI, Inc., 6.88%, 5/1/25, Callable 11/9/20 @ 103.44(a)	1,061,981

		12,333,757

IT Services (0.3%):
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	1,758,094
1,835,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	2,011,619

		3,769,713

Life Sciences Tools & Services (0.5%):
300,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	311,250
2,505,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/19/20 @ 104.5(a)	2,617,725
3,705,128	Nestle Skin Health, 0.00%, 10/1/26	3,680,230

		6,609,205

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Machinery (0.2%):
$339,150	Gardner Denver, Inc., 0.00%, 2/28/27, Callable 11/7/20 @ 101	$333,992
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 11/9/20 @ 104.75^	1,068,050
500,000	Welbilt, Inc., 0.00%, 10/23/25, Callable 11/7/20 @ 100	453,905

		1,855,947

Media (1.1%):
1,405,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 10/26/20 @ 102(a)	1,415,538
4,304,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	4,519,200
6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,700,049
559,000	Liberty Broadband Corp., 2.75%, 9/30/50, Callable 10/5/23 @ 100(a)	599,265
175,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 11/9/20 @ 101.94(a)	176,750

		13,410,802

Metals & Mining (0.4%):
4,490,000	Thyssenkrupp Term Loan B-1l Bankdebt, 0.00%, 6/30/27	4,447,525

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,708,057

Pharmaceuticals (0.1%):
1,239,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	1,271,561

Professional Services (0.2%):
1,890,000	Clarivate TL B 1L Bankdebt, 0.00%, 10/31/26	1,880,550
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	411,075

		2,291,625

Software (2.5%):
519,692	Applied Systems, Inc., 4.25%, 9/19/24, Callable 11/7/20 @ 100	515,955
1,950,000	Capri Acquisition Bidco, Ltd., 3.47%, 11/30/24	1,946,958
3,365,265	Emerald Topco, Inc., 0.00% (US0001M ), 7/23/26, Callable 11/7/20 @ 100	3,232,774
8,725,000	Solera LLC, 10.50%, 3/1/24, Callable 11/9/20 @ 105.25(a)	9,095,813
525,000	Ultimate Software Group, Inc. (The), 7.50%, 5/3/27, Callable 11/7/20 @ 102	533,752
15,595,000	Ultimate Software Term Loan B-1l Bankdebt, 4.75%, 5/3/26, Callable 11/6/20 @ 101	15,538,545

		30,863,797

Sovereign Bond (0.4%):
4,320,000	Mileage Plus Holdings LLC, 6.25%, 6/20/27	4,387,219

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.1%):
$448,867	PetVet Care Centers LLC, 5.25%, 2/14/25, Callable 11/7/20 @ 101	$447,744
175,000	PetVet Care Centers LLC, 3.50%, 2/14/25, Callable 11/7/20 @ 100	171,063
154,604	PetVet Care Centers LLC, 3.02%, 2/14/25, Callable 11/7/20 @ 100	149,338

		768,145

Wireless Telecommunication Services (0.1%):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 10/19/20 @ 100	516,288
240,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	250,800

		767,088

Total Corporate Bonds (Cost $187,748,482)		193,217,154

Yankee Dollars (0.2%):
Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	779,456
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	280,475
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	993,219
300,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	312,375

		2,365,525

Total Yankee Dollars (Cost $2,267,150)		2,365,525

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
3,900,327	BlackRock Liquidity FedFund, Institutional Class, 1.81%(b)(c)	3,900,327

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,900,327)		3,900,327

Unaffiliated Investment Companies (7.3%):

Money Markets (7.3%):
88,189,902	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	88,189,902

Total Unaffiliated Investment Companies (Cost $88,189,902)		88,189,902

Total Investment Securities (Cost $1,079,520,774) - 101.9%		1,233,779,184
Net other assets (liabilities) - (1.9)%		(23,299,640)

Net Assets - 100.0%		$1,210,479,544

Percentages indicated are based on net assets as of September 30, 2020.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $3,738,095.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2020.
(c)	The rate represents the effective yield at September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

At September 30, 2020, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/15/21	22	$33,000	$(214,078)
Alphabet, Inc.	Goldman Sachs	Call	1740.00 USD	1/15/21	7	12,180	(18,322)
Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/15/21	7	12,320	(16,202)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/15/21	7	12,460	(14,304)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/15/21	7	12,600	(12,610)
Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/21/22	14	24,640	(148,591)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/21/22	14	24,920	(141,186)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/21/22	14	25,200	(134,106)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3800.00 USD	1/21/22	6	22,800	(198,552)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3900.00 USD	1/21/22	6	23,400	(183,607)
Amazon.com, Inc.	Credit Suisse First Boston	Call	4000.00 USD	1/21/22	6	24,000	(169,796)
Amazon.com, Inc.	Citigroup	Call	4000.00 USD	1/21/22	4	16,000	(113,198)
Amazon.com, Inc.	Citigroup	Call	4100.00 USD	1/21/22	4	16,400	(104,714)
Amazon.com, Inc.	Citigroup	Call	4200.00 USD	1/21/22	4	16,800	(96,941)
Amazon.com, Inc.	Citigroup	Call	4300.00 USD	1/21/22	3	12,900	(67,343)
American Electric Power Co., Inc.	Citigroup	Call	105.00 USD	1/15/21	341	35,805	(1,679)
American Electric Power Co., Inc.	Citigroup	Call	115.00 USD	1/15/21	101	11,615	(76)
American Electric Power Co., Inc.	JPMorgan Chase	Call	90.00 USD	1/21/22	184	16,560	(80,689)
American Electric Power Co., Inc.	JPMorgan Chase	Call	95.00 USD	1/21/22	184	17,480	(55,552)
Bank of America Corp.	Susquehanna	Call	30.00 USD	1/21/22	1,213	36,390	(219,469)
Becton Dickinson & Co.	Goldman Sachs	Call	260.00 USD	1/15/21	20	5,200	(9,904)
Becton Dickinson & Co.	Goldman Sachs	Call	270.00 USD	1/15/21	20	5,400	(6,610)
Becton Dickinson & Co.	Goldman Sachs	Call	280.00 USD	1/15/21	30	8,400	(6,713)
Becton Dickinson & Co.	Goldman Sachs	Call	300.00 USD	1/15/21	152	45,600	(16,746)
CME Group, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/15/21	44	7,480	(35,161)
CME Group, Inc.	Credit Suisse First Boston	Call	175.00 USD	1/15/21	44	7,700	(25,870)
CME Group, Inc.	Credit Suisse First Boston	Call	180.00 USD	1/15/21	44	7,920	(18,654)
CME Group, Inc.	Credit Suisse First Boston	Call	185.00 USD	1/15/21	44	8,140	(13,264)
Facebook, Inc.	JPMorgan Chase	Call	195.00 USD	1/15/21	40	7,800	(282,623)
Facebook, Inc.	JPMorgan Chase	Call	200.00 USD	1/15/21	40	8,000	(265,297)
Facebook, Inc.	JPMorgan Chase	Call	265.00 USD	1/15/21	59	15,635	(131,263)
Facebook, Inc.	JPMorgan Chase	Call	270.00 USD	1/15/21	59	15,930	(118,036)
Facebook, Inc.	JPMorgan Chase	Call	275.00 USD	1/15/21	59	16,225	(105,821)
Facebook, Inc.	JPMorgan Chase	Call	400.00 USD	1/21/22	146	58,400	(161,028)
General Electric Co.	JPMorgan Chase	Call	8.00 USD	1/15/21	3,100	24,800	(69,203)
General Electric Co.	JPMorgan Chase	Call	9.00 USD	1/15/21	2,108	18,972	(26,837)
General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/15/21	5,937	89,055	(3,792)
Global Payments, Inc.	Goldman Sachs	Call	185.00 USD	12/18/20	30	5,550	(29,160)
Global Payments, Inc.	Goldman Sachs	Call	195.00 USD	12/18/20	30	5,850	(19,088)
Hilton Worldwide Holding, Inc.	Citigroup	Call	125.00 USD	1/15/21	30	3,750	(481)
Hilton Worldwide Holding, Inc.	Citigroup	Call	130.00 USD	1/15/21	30	3,900	(300)
Hilton Worldwide Holdings, Inc.	Credit Suisse First Boston	Call	87.50 USD	1/15/21	10	875	(5,478)
Hilton Worldwide Holdings, Inc.	Credit Suisse First Boston	Call	90.00 USD	1/15/21	10	900	(4,476)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Humana, Inc.	Credit Suisse First Boston	Call	370.00 USD	1/15/21	20	$7,400	$(118,173)
Humana, Inc.	Credit Suisse First Boston	Call	380.00 USD	1/15/21	20	7,600	(103,753)
Humana, Inc.	Credit Suisse First Boston	Call	420.00 USD	1/15/21	15	6,300	(41,326)
Humana, Inc.	Credit Suisse First Boston	Call	430.00 USD	1/15/21	15	6,450	(34,165)
Ingersoll-Rand, Inc.	JPMorgan Chase	Call	35.00 USD	12/18/20	293	10,255	(81,880)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	100.00 USD	1/15/21	59	5,900	(33,566)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	105.00 USD	1/15/21	59	6,195	(19,938)
Keurig Dr Pepper, Inc.	Citigroup	Call	29.00 USD	10/16/20	197	5,713	(1,635)
Keurig Dr Pepper, Inc.	Citigroup	Call	30.00 USD	10/16/20	200	6,000	(444)
Keurig Dr Pepper, Inc.	Citigroup	Call	31.00 USD	10/16/20	200	6,200	(137)
Microsoft Corp.	Citigroup	Call	165.00 USD	1/15/21	120	19,800	(574,492)
Microsoft Corp.	Credit Suisse First Boston	Call	165.00 USD	1/15/21	421	69,465	(2,015,509)
Microsoft Corp.	Citigroup	Call	170.00 USD	1/15/21	119	20,230	(517,960)
Microsoft Corp.	JPMorgan Chase	Call	170.00 USD	1/15/21	461	78,370	(2,006,552)
Microsoft Corp.	Citigroup	Call	280.00 USD	1/21/22	189	52,920	(196,828)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	310.00 USD	1/15/21	23	7,130	(13,865)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	320.00 USD	1/15/21	24	7,680	(10,213)
NXP Semiconductors NV	JPMorgan Chase	Call	115.00 USD	1/15/21	25	2,875	(42,344)
NXP Semiconductors NV	JPMorgan Chase	Call	125.00 USD	1/15/21	25	3,125	(28,171)
NXP Semiconductors NV	Credit Suisse First Boston	Call	140.00 USD	1/15/21	334	46,760	(182,356)
NXP Semiconductors NV	JPMorgan Chase	Call	135.00 USD	1/15/21	67	9,045	(47,211)
NXP Semiconductors NV	JPMorgan Chase	Call	145.00 USD	1/15/21	67	9,715	(28,029)
PerkinElmer, Inc.	JPMorgan Chase	Call	110.00 USD	12/18/20	40	4,400	(73,890)
PerkinElmer, Inc.	JPMorgan Chase	Call	115.00 USD	12/18/20	40	4,600	(58,016)
Roper Technologies, Inc.	Goldman Sachs	Call	370.00 USD	11/20/20	20	7,400	(72,574)
Roper Technologies, Inc.	Goldman Sachs	Call	390.00 USD	11/20/20	20	7,800	(46,292)
Roper Technologies, Inc.	Goldman Sachs	Call	420.00 USD	11/20/20	20	8,400	(18,059)
Roper Technologies, Inc.	Goldman Sachs	Call	440.00 USD	11/20/20	20	8,800	(7,478)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	370.00 USD	1/15/21	20	7,400	(158,497)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	390.00 USD	1/15/21	19	7,410	(119,606)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	320.00 USD	1/15/21	121	38,720	(213,375)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	330.00 USD	1/15/21	20	6,600	(26,567)
Visa, Inc.	Goldman Sachs	Call	185.00 USD	1/15/21	20	3,700	(44,702)
Visa, Inc.	Goldman Sachs	Call	195.00 USD	1/15/21	20	3,900	(31,549)
Visa, Inc.	Goldman Sachs	Call	200.00 USD	1/15/21	39	7,800	(50,469)
Visa, Inc.	Goldman Sachs	Call	210.00 USD	1/15/21	138	28,980	(114,644)
Visa, Inc.	Goldman Sachs	Call	215.00 USD	1/15/21	30	6,450	(19,567)
Visa, Inc.	Goldman Sachs	Call	220.00 USD	1/15/21	50	11,000	(25,349)
Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/15/21	137	31,510	(41,268)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/15/21	47	10,810	(14,158)
Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/15/21	137	32,195	(31,719)
Visa, Inc.	Goldman Sachs	Call	240.00 USD	1/15/21	46	11,040	(8,198)
Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/15/21	137	32,880	(24,414)
Visa, Inc.	Goldman Sachs	Call	225.00 USD	1/21/22	79	17,775	(122,175)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	79	18,170	(108,790)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/21/22	39	9,750	(32,990)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/21/22	39	10,140	(25,660)
Visa, Inc.	Goldman Sachs	Call	270.00 USD	1/21/22	39	10,530	(19,883)
Yum! Brands, Inc.	Bank of America	Call	95.00 USD	1/15/21	59	5,605	(12,393)
Yum! Brands, Inc.	Bank of America	Call	100.00 USD	1/15/21	58	5,800	(21,712)
Yum! Brands, Inc.	Citigroup	Call	100.00 USD	1/15/21	98	9,800	(36,686)
Yum! Brands, Inc.	Citigroup	Call	105.00 USD	1/15/21	98	10,290	(11,171)

Total (Premiums $7,787,589)							$(11,037,218)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2020 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2020, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2020	Shares as of 9/30/2020	Dividend Income	Capital Gains Distributions
AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$240,597,281	$22,980,028	$(53,988,884)	$2,710,452	$11,737,463	$224,036,340	18,732,135	$-	$-
AZL International Index Fund, Class 2	92,940,215	10,015,970	(12,190,456)	422,970	(5,949,198)	85,239,501	5,478,117	-	-
AZL Mid Cap Index Fund, Class 2	56,066,872	8,790,264	(8,774,618)	(579,276)	(2,796,683)	52,706,559	2,644,584	-	-
AZL Small Cap Stock Index Fund, Class 2	28,331,154	5,131,365	(3,513,275)	(768,289)	(2,700,662)	26,480,293	2,372,786	-	-
AZL S&P 500 Index Fund, Class 2	194,154,397	17,327,128	(39,672,398)	9,018,612	1,071,409	181,899,148	9,503,613	-	-

	$612,089,919	$64,244,755	$(118,139,631)	$10,804,469	$1,362,329	$570,361,841	38,731,235	$-	$-

AZL International Index Fund
Allianz SE, Registered Shares	$11,646,273	$486,544	$(1,286,341)	$184,478	$(2,741,191)	$8,289,763	43,222	$463,330	$-

	$11,646,273	$486,544	$(1,286,341)	$184,478	$(2,741,191)	$8,289,763	43,222	$463,330	$-

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$767,690	$60,271	$(138,313)	$34,425	$(194,527)	$529,546	2,761	$32,319	$-
BlackRock Inc., Class A	430,814	173,917	(107,903)	39,333	32,462	568,623	1,009	10,738	-

	$1,198,504	$234,188	$(246,216)	$73,758	$(162,065)	$1,098,169	3,770	$43,057	$-

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$3,870,287	$1,438,099	$(1,189,851)	$361,136	$158,347	$4,638,018	8,230	$93,767	$-

	$3,870,287	$1,438,099	$(1,189,851)	$361,136	$158,347	$4,638,018	8,230	$93,767	$-

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$6,142,491	$2,218,760	$(1,768,838)	$657,213	$198,251	$7,447,877	13,216	$148,492	$-

	$6,142,491	$2,218,760	$(1,768,838)	$657,213	$198,251	$7,447,877	13,216	$148,492	$-

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2020 are identified below.

AZL Mid Cap Index Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/2014	$3,131,402	$76,914	$7,779,082	0.81%

Palantir Technologies, Inc., Series G, 0.00%	7/19/2012	702,919	229,712	2,094,973	0.22%

Palantir Technologies, Inc., Series H, 0.00%	10/25/2013	237,529	67,672	617,169	0.07%

Palantir Technologies, Inc., Series H1, 0.00%	10/25/2013	237,529	67,672	617,169	0.06%

AZL Russell 1000 Growth Index Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	$841,419	$7,673,741	0.77%

AZL Small Cap Stock Index Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Calamos Asset Management Escrow Shares	2/13/20	$-	$22,124	$-	-%†

(a) Acquisition date represents the initial purchase date of the security.

†   Represents less than 0.05%.